SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment          No. 16               (File No. 333-131683)     ☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment                     No. 17                (File No. 811-21852)     ☑
RIVERSOURCE SERIES TRUST
50606 Ameriprise Financial Center
Minneapolis, MN 55474
Scott R. Plummer
5228 Ameriprise Financial Center
Minneapolis, MN 55474
(612) 671-1947
Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box)
☐ immediately upon filing pursuant to paragraph (b)
☐ on (date) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
☑75 days after filing pursuant to paragraph (a)(2)
☐ on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
☐ This Post-Effective Amendment designates a new effective date for a previously filed Post -Effective Amendment.

SUMMARIES OF THE FUNDS
MORE INFORMATION ABOUT THE FUNDS
Summary of Columbia Absolute Return Currency and Income Fund
PRINCIPAL RISKS OF INVESTING IN THE FUND
PAST PERFORMANCE
FUND MANAGEMENT
BUYING AND SELLING SHARES
CLASSES A, B, C, I and W
BUYING AND SELLING SHARES
CLASS Z
TAX INFORMATION
FINANCIAL INTERMEDIARY COMPENSATION
Summary of Columbia AMT-Free Tax-Exempt Bond Fund
PRINCIPAL RISKS OF INVESTING IN THE FUND
PAST PERFORMANCE
FUND MANAGEMENT
BUYING AND SELLING SHARES
CLASSES A, B and C
BUYING AND SELLING SHARES
CLASS Z
TAX INFORMATION
FINANCIAL INTERMEDIARY COMPENSATION
Summary of Columbia Asia Pacific ex-Japan Fund
PRINCIPAL RISKS OF INVESTING IN THE FUND
PAST PERFORMANCE
FUND MANAGEMENT
BUYING AND SELLING SHARES
CLASSES A, C, I, R and R5
BUYING AND SELLING SHARES
CLASS Z
TAX INFORMATION
FINANCIAL INTERMEDIARY COMPENSATION
Summary of Columbia Diversified Bond Fund
PRINCIPAL RISKS OF INVESTING IN THE FUND
PAST PERFORMANCE
FUND MANAGEMENT
BUYING AND SELLING SHARES
CLASSES A, B, C, I, R, R3, R4, R5 and W
BUYING AND SELLING SHARES
CLASS Z
TAX INFORMATION
FINANCIAL INTERMEDIARY COMPENSATION
Summary of Columbia Diversified Equity Income Fund
PRINCIPAL RISKS OF INVESTING IN THE FUND
PAST PERFORMANCE
FUND MANAGEMENT
BUYING AND SELLING SHARES
CLASSES A, B, C, I, R, R3, R4, R5 and W
BUYING AND SELLING SHARES
CLASS Z
TAX INFORMATION
FINANCIAL INTERMEDIARY COMPENSATION
Summary of Columbia Dividend Opportunity Fund
PRINCIPAL RISKS OF INVESTING IN THE FUND
PAST PERFORMANCE
FUND MANAGEMENT
BUYING AND SELLING SHARES
CLASSES A, B, C, I, R, R4, R5 and W
BUYING AND SELLING SHARES
CLASS Z
TAX INFORMATION
FINANCIAL INTERMEDIARY COMPENSATION
Summary of Columbia Emerging Markets Bond Fund
PRINCIPAL RISKS OF INVESTING IN THE FUND
PAST PERFORMANCE
FUND MANAGEMENT
BUYING AND SELLING SHARES
CLASSES A, B, C, I, R4 and W
BUYING AND SELLING SHARES
CLASS Z
TAX INFORMATION
FINANCIAL INTERMEDIARY COMPENSATION
Summary of Columbia Emerging Markets Opportunity Fund
FUND MANAGEMENT
BUYING AND SELLING SHARES
CLASSES A, B, C, I, R, R4, R5 and W
BUYING AND SELLING SHARES
CLASS Z
TAX INFORMATION
FINANCIAL INTERMEDIARY COMPENSATION
Summary of Columbia Equity Value Fund
PRINCIPAL RISKS OF INVESTING IN THE FUND
PAST PERFORMANCE
FUND MANAGEMENT
BUYING AND SELLING SHARES
CLASSES A, B, C, I, R, R3, R4, R5 and W
BUYING AND SELLING SHARES
CLASS Z
TAX INFORMATION
FINANCIAL INTERMEDIARY COMPENSATION
Summary of Columbia European Equity Fund
PRINCIPAL RISKS OF INVESTING IN THE FUND
PAST PERFORMANCE
FUND MANAGEMENT
BUYING AND SELLING SHARES
CLASSES A, B, C, I and R4
BUYING AND SELLING SHARES
CLASS Z
TAX INFORMATION
FINANCIAL INTERMEDIARY COMPENSATION
Summary of Columbia Floating Rate Fund
PRINCIPAL RISKS OF INVESTING IN THE FUND
PAST PERFORMANCE
FUND MANAGEMENT
BUYING AND SELLING SHARES
CLASSES A, B, C, I, R, R4, R5 and W
BUYING AND SELLING SHARES
CLASS Z
TAX INFORMATION
FINANCIAL INTERMEDIARY COMPENSATION
Summary of Columbia Frontier Fund
PRINCIPAL RISKS OF INVESTING IN THE FUND
PAST PERFORMANCE
FUND MANAGEMENT
BUYING AND SELLING SHARES
CLASSES A, B, C, I, R, R4 and R5
BUYING AND SELLING SHARES
CLASS Z
TAX INFORMATION
Summary of Columbia Global Bond Fund
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
PRINCIPAL RISKS OF INVESTING IN THE FUND
PAST PERFORMANCE
FUND MANAGEMENT
BUYING AND SELLING SHARES
CLASSES A, B, C, I, R, R4 and W
BUYING AND SELLING SHARES
CLASS Z
TAX INFORMATION
FINANCIAL INTERMEDIARY COMPENSATION
Summary of Columbia Global Equity Fund
PRINCIPAL RISKS OF INVESTING IN THE FUND
PAST PERFORMANCE
FUND MANAGEMENT
BUYING AND SELLING SHARES
CLASSES A, B, C, I, R, R4, R5 and W
BUYING AND SELLING SHARES
CLASS Z
TAX INFORMATION
FINANCIAL INTERMEDIARY COMPENSATION
Summary of Columbia Global Extended Alpha Fund
PRINCIPAL RISKS OF INVESTING IN THE FUND
PAST PERFORMANCE
FUND MANAGEMENT
BUYING AND SELLING SHARES
CLASSES A, B, C, I, R and R4
BUYING AND SELLING SHARES
CLASS Z
TAX INFORMATION
FINANCIAL INTERMEDIARY COMPENSATION
Summary of Columbia Government Money Market Fund
PRINCIPAL RISKS OF INVESTING IN THE FUND
PAST PERFORMANCE
FUND MANAGEMENT
BUYING AND SELLING SHARES
CLASSES A, B, C, R and R5
BUYING AND SELLING SHARES
CLASS Z
TAX INFORMATION
FINANCIAL INTERMEDIARY COMPENSATION
Summary of Columbia High Yield Bond Fund
PRINCIPAL RISKS OF INVESTING IN THE FUND
PAST PERFORMANCE
FUND MANAGEMENT
BUYING AND SELLING SHARES
CLASSES A, B, C, I, R, R3, R4, R5 and W
BUYING AND SELLING SHARES
CLASS Z
TAX INFORMATION
FINANCIAL INTERMEDIARY COMPENSATION
Summary of Columbia Income Opportunities Fund
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
PRINCIPAL RISKS OF INVESTING IN THE FUND
PAST PERFORMANCE
FUND MANAGEMENT
BUYING AND SELLING SHARES
CLASSES A, B, C, I, R, R4 and W
BUYING AND SELLING SHARES
CLASS Y
BUYING AND SELLING SHARES
CLASS Z
TAX INFORMATION
FINANCIAL INTERMEDIARY COMPENSATION
Summary of Columbia Inflation Protected Securities Fund
PRINCIPAL RISKS OF INVESTING IN THE FUND
PAST PERFORMANCE
FUND MANAGEMENT
BUYING AND SELLING SHARES
CLASSES A, B, C, I, R, R4 and W
BUYING AND SELLING SHARES
CLASS Z
TAX INFORMATION
FINANCIAL INTERMEDIARY COMPENSATION
Summary of Columbia Large Core Quantitative Fund
Summary of Columbia Large Growth Quantitative Fund
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
PRINCIPAL RISKS OF INVESTING IN THE FUND
PAST PERFORMANCE
FUND MANAGEMENT
BUYING AND SELLING SHARES
CLASSES A, B, C, I, R, R4 and W
BUYING AND SELLING SHARES
CLASS Z
TAX INFORMATION
FINANCIAL INTERMEDIARY COMPENSATION
Summary of Columbia Large Value Quantitative Fund
Summary of Columbia Limited Duration Credit Fund
PRINCIPAL RISKS OF INVESTING IN THE FUND
PAST PERFORMANCE
FUND MANAGEMENT
BUYING AND SELLING SHARES
CLASSES A, B, C, I, R4, and W
BUYING AND SELLING SHARES
CLASS Z
TAX INFORMATION
FINANCIAL INTERMEDIARY COMPENSATION
Summary of Columbia Mid Cap Growth Opportunity Fund
PRINCIPAL RISKS OF INVESTING IN THE FUND
PAST PERFORMANCE
FUND MANAGEMENT
BUYING AND SELLING SHARES
CLASSES A, B, C, I, R, R3 and R4
BUYING AND SELLING SHARES
CLASS Z
TAX INFORMATION
Summary of Columbia Mid Cap Value Opportunity Fund
PRINCIPAL RISKS OF INVESTING IN THE FUND
PAST PERFORMANCE
FUND MANAGEMENT
BUYING AND SELLING SHARES
CLASSES A, B, C, I, R, R3, R4, R5 and W
BUYING AND SELLING SHARES
CLASS Z
TAX INFORMATION
Summary of Columbia Minnesota Tax-Exempt Fund
PRINCIPAL RISKS OF INVESTING IN THE FUND
PAST PERFORMANCE
FUND MANAGEMENT
BUYING AND SELLING SHARES
CLASSES A, B and C
BUYING AND SELLING SHARES
CLASS Z
TAX INFORMATION
Summary of Columbia Money Market Fund
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
PRINCIPAL RISKS OF INVESTING IN THE FUND
PAST PERFORMANCE
FUND MANAGEMENT
BUYING AND SELLING SHARES
CLASSES A, B, C, I, R, R5 and W
BUYING AND SELLING SHARES
CLASS Z
TAX INFORMATION
FINANCIAL INTERMEDIARY COMPENSATION
Summary of Columbia Multi-Advisor International Value Fund
PRINCIPAL RISKS OF INVESTING IN THE FUND
PAST PERFORMANCE
FUND MANAGEMENT
BUYING AND SELLING SHARES
CLASSES A, B, C, I and R4
BUYING AND SELLING SHARES
CLASS Z
TAX INFORMATION
FINANCIAL INTERMEDIARY COMPENSATION
Summary of Columbia Multi-Advisor Small Cap Value Fund
PRINCIPAL RISKS OF INVESTING IN THE FUND
PAST PERFORMANCE
FUND MANAGEMENT
BUYING AND SELLING SHARES
CLASSES A, B, C, I, R, R3, R4 and R5
BUYING AND SELLING SHARES
CLASS Z
TAX INFORMATION
FINANCIAL INTERMEDIARY COMPENSATION
Summary of Columbia Select Large-Cap Value Fund
PRINCIPAL RISKS OF INVESTING IN THE FUND
PAST PERFORMANCE
FUND MANAGEMENT
BUYING AND SELLING SHARES
CLASSES A, B, C, I, R, R4, R5 and W
BUYING AND SELLING SHARES
CLASS Z
TAX INFORMATION
FINANCIAL INTERMEDIARY COMPENSATION
Summary of Columbia Select Smaller-Cap Fund
PRINCIPAL RISKS OF INVESTING IN THE FUND
PAST PERFORMANCE
FUND MANAGEMENT
BUYING AND SELLING SHARES
CLASSES A, B, C, I, R, R4 and R5
BUYING AND SELLING SHARES
CLASS Z
TAX INFORMATION
FINANCIAL INTERMEDIARY COMPENSATION
Summary of Columbia Seligman Communications and Information Fund
PRINCIPAL RISKS OF INVESTING IN THE FUND
PAST PERFORMANCE
FUND MANAGEMENT
BUYING AND SELLING SHARES
CLASSES A, B, C, I, R, R3, R4 and R5
BUYING AND SELLING SHARES
CLASS Z
TAX INFORMATION
FINANCIAL INTERMEDIARY COMPENSATION
Summary of Columbia Seligman Global Technology Fund
PRINCIPAL RISKS OF INVESTING IN THE FUND
PAST PERFORMANCE
FUND MANAGEMENT
BUYING AND SELLING SHARES
CLASSES A, B, C, I, R, R4 and R5
BUYING AND SELLING SHARES
CLASS Z
TAX INFORMATION
FINANCIAL INTERMEDIARY COMPENSATION
Summary of Columbia Strategic Allocation Fund
PRINCIPAL RISKS OF INVESTING IN THE FUND
PAST PERFORMANCE
FUND MANAGEMENT
BUYING AND SELLING SHARES
CLASSES A, B, C, I, R and R4
BUYING AND SELLING SHARES
CLASS Z
TAX INFORMATION
FINANCIAL INTERMEDIARY COMPENSATION
Summary of Columbia U.S. Government Mortgage Fund
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
PRINCIPAL RISKS OF INVESTING IN THE FUND
PAST PERFORMANCE
FUND MANAGEMENT
BUYING AND SELLING SHARES
CLASSES A, B, C, I and R4
BUYING AND SELLING SHARES
CLASS Z
TAX INFORMATION
FINANCIAL INTERMEDIARY COMPENSATION
More Information About the Funds
Columbia Absolute Return Currency and Income Fund
Columbia AMT-Free Tax-Exempt Bond Fund
Columbia Asia Pacific ex-Japan Fund
Columbia Diversified Bond Fund
Columbia Diversified Equity Income Fund
Columbia Dividend Opportunity Fund
Columbia Emerging Markets Bond Fund
Columbia Emerging Markets Opportunity Fund
Columbia Equity Value Fund
Columbia European Equity Fund
Columbia Floating Rate Fund
Columbia Frontier Fund
Columbia Global Bond Fund
Columbia Global Equity Fund
Columbia Global Extended Alpha Fund
Columbia Government Money Market Fund
INVESTMENT OBJECTIVE
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
PRINCIPAL RISKS OF INVESTING IN THE FUND
Columbia High Yield Bond Fund
Columbia Income Opportunities Fund
INVESTMENT OBJECTIVE
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
PRINCIPAL RISKS OF INVESTING IN THE FUND
PORTFOLIO MANAGEMENT
Columbia Inflation Protected Securities Fund
Columbia Large Core Quantitative Fund
Columbia Large Growth Quantitative Fund
Columbia Large Value Quantitative Fund
Columbia Limited Duration Credit Fund
Columbia Mid Cap Growth Opportunity Fund
Columbia Mid Cap Value Opportunity Fund
Columbia Minnesota Tax-Exempt Fund
Columbia Money Market Fund
Columbia Multi-Advisor International Value Fund
INVESTMENT OBJECTIVE
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
PRINCIPAL RISKS OF INVESTING IN THE FUND
PORTFOLIO MANAGEMENT
Columbia Multi-Advisor Small Cap Value Fund
INVESTMENT OBJECTIVE
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
PRINCIPAL RISKS OF INVESTING IN THE FUND
PORTFOLIO MANAGEMENT
Subadvisers:
Columbia Select Large-Cap Value Fund
Columbia Select Smaller-Cap Value Fund
Columbia Seligman Communications and Information Fund
INVESTMENT OBJECTIVE
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
PRINCIPAL RISKS OF INVESTING IN THE FUND
PORTFOLIO MANAGEMENT
Columbia Seligman Global Technology Fund
Columbia Strategic Allocation Fund
Columbia U.S. Government Mortgage Fund
MORE ABOUT ANNUAL FUND OPERATING EXPENSES
OTHER INVESTMENT STRATEGIES AND RISKS
FUND MANAGEMENT AND COMPENSATION
Investment Manager
Choosing a Share Class
Comparison of Share Classes
Sales Charges and Commissions
Reductions/Waivers of Sales Charges
Distribution and Service Fees
Selling and/or Servicing Agent Compensation
Buying, Selling and Exchanging Shares
Share Price Determination
Transaction Rules and Policies
Opening an Account and Placing Orders
Buying Shares
Selling Shares
Exchanging Shares
Distributions and Taxes
Additional Services and Compensation
Additional Management Information
Summary of the Fund
INVESTMENT OBJECTIVE
FEES AND EXPENSES OF THE FUND
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
PRINCIPAL RISKS OF INVESTING IN THE FUND
PAST PERFORMANCE
FUND MANAGEMENT
BUYING AND SELLING SHARES
TAX INFORMATION
FINANCIAL INTERMEDIARY COMPENSATION
More Information about the Fund
INVESTMENT OBJECTIVE
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
PRINCIPAL RISKS OF INVESTING IN THE FUND
MORE ABOUT ANNUAL FUND OPERATING EXPENSES
OTHER INVESTMENT STRATEGIES AND RISKS
FUND MANAGEMENT AND COMPENSATION
Choosing a Share Class
Comparison of Share Classes
Sales Charges and Commissions
Reductions/Waivers of Sales Charges
Distribution and Service Fees
Selling and/or Servicing Agent Compensation
Buying, Selling and Exchanging Shares
Share Price Determination
Transaction Rules and Policies
Opening an Account and Placing Orders
Buying Shares
Selling Shares
Exchanging Shares
Distributions and Taxes
Additional Services and Compensation
Additional Management Information
Appendix A
Appendix B
Summary of Columbia Portfolio Builder Conservative Fund (Conservative Fund)
Summary of Columbia Portfolio Builder Moderate Conservative Fund (Moderate Conservative Fund)
Summary of Columbia Portfolio Builder Moderate Fund (Moderate Fund)
Summary of Columbia Portfolio Builder Moderate Aggressive Fund (Moderate Aggressive Fund)
Summary of Columbia Portfolio Builder Aggressive Fund (Aggressive Fund)
More Information About the Funds
PRINCIPAL RISKS OF INVESTING IN THE FUNDS
MORE ABOUT ANNUAL FUND OPERATING EXPENSES
OTHER INVESTMENT STRATEGIES AND RISKS
FUND MANAGEMENT AND COMPENSATION
Choosing a Share Class
Comparison of Share Classes
Sales Charges and Commissions
Reductions/Waivers of Sales Charges
Distribution and Service Fees
Selling and/or Servicing Agent Compensation
Buying, Selling and Exchanging Shares
Share Price Determination
Transaction Rules and Policies
Opening an Account and Placing Orders
Buying Shares
Selling Shares
Exchanging Shares
Distributions and Taxes
Additional Services and Compensation
Additional Management Information
Appendix A
Appendix B
PART C. OTHER INFORMATION
Item 28. Exhibits
Item 29. Persons Controlled by or Under Common Control with Registrant
Item 30. Indemnification
Item 31. Business and Other Connections of the Investment Adviser
Item 32. Principal Underwriter
Item 33. Location of Accounts and Records
Item 34. Management Services
Item 35. Undertakings
SIGNATURES

Preliminary Prospectus
(COLUMBIA MANAGEMENT LOGO)

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Preliminary Prospectus          , 2011

Columbia Absolute Return Currency and Income Fund

Class A	Class B	Class C	Class I	Class W	Class Z
( )	( )	( )	( )	( )	( )

Columbia AMT-Free Tax-Exempt Bond Fund

Class A	Class B	Class C	Class Z
( )	( )	( )	( )

Columbia Asia Pacific ex-Japan Fund

Class A	Class C	Class I	Class R	Class R5	Class Z
( )	( )	( )	( )	( )	( )

Columbia Diversified Bond Fund

Class A	Class B	Class C	Class I	Class R	Class R3	Class R4	Class R5	Class W	Class Z
( )	( )	( )	( )	( )	( )	( )	( )	( )	( )

Columbia Diversified Equity Income Fund

Class A	Class B	Class C	Class I	Class R	Class R3	Class R4	Class R5	Class W	Class Z
( )	( )	( )	( )	( )	( )	( )	( )	( )	( )

Columbia Dividend Opportunity Fund

Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class W	Class Z
( )	( )	( )	( )	( )	( )	( )	( )	( )

Columbia Emerging Markets Bond Fund

Class A	Class B	Class C	Class I	Class R4	Class W	Class Z
( )	( )	( )	( )	( )	( )	( )

Columbia Emerging Markets Opportunity Fund

Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class W	Class Z
( )	( )	( )	( )	( )	( )	( )	( )	( )

Columbia Equity Value Fund

Class A	Class B	Class C	Class I	Class R	Class R3	Class R4	Class R5	Class W	Class Z
( )	( )	( )	( )	( )	( )	( )	( )	( )	( )

Columbia European Equity Fund

Class A	Class B	Class C	Class I	Class R4	Class Z
( )	( )	( )	( )	( )	( )

Columbia Floating Rate Fund

Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class W	Class Z
( )	( )	( )	( )	( )	( )	( )	( )	( )

Columbia Frontier Fund

Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class Z
( )	( )	( )	( )	( )	( )	( )	( )

Columbia Global Bond Fund

Class A	Class B	Class C	Class I	Class R	Class R4	Class W	Class Z
( )	( )	( )	( )	( )	( )	( )	( )

Columbia Global Equity Fund

Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class W	Class Z
( )	( )	( )	( )	( )	( )	( )	( )	( )

Columbia Global Extended Alpha Fund

Class A	Class B	Class C	Class I	Class R	Class R4	Class Z
( )	( )	( )	( )	( )	( )	( )

Columbia Government Money Market Fund

Class A	Class B	Class C	Class R	Class R5	Class Z
( )	( )	( )	( )	( )	( )

Columbia High Yield Bond Fund

Class A	Class B	Class C	Class I	Class R	Class R3	Class R4	Class R5	Class W	Class Z
( )	( )	( )	( )	( )	( )	( )	( )	( )	( )

Columbia Income Opportunities Fund

Class A	Class B	Class C	Class I	Class R	Class R4	Class W	Class Y	Class Z
( )	( )	( )	( )	( )	( )	( )	( )	( )

Columbia Inflation Protected Securities Fund

Class A	Class B	Class C	Class I	Class R	Class R4	Class W	Class Z
( )	( )	( )	( )	( )	( )	( )	( )

Columbia Large Core Quantitative Fund

Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class W	Class Z
( )	( )	( )	( )	( )	( )	( )	( )	( )

Columbia Large Growth Quantitative Fund

Class A	Class B	Class C	Class I	Class R	Class R4	Class W	Class Z
( )	( )	( )	( )	( )	( )	( )	( )

Columbia Large Value Quantitative Fund

Class A	Class B	Class C	Class I	Class R	Class R4	Class T	Class W	Class Z
( )	( )	( )	( )	( )	( )	( )	( )	( )

Columbia Limited Duration Credit Fund

Class A	Class B	Class C	Class I	Class R4	Class W	Class Z
( )	( )	( )	( )	( )	( )	( )

Columbia Mid Cap Growth Opportunity Fund

Class A	Class B	Class C	Class I	Class R	Class R3	Class R4	Class Z
( )	( )	( )	( )	( )	( )	( )	( )

Columbia Mid Cap Value Opportunity Fund

Class A	Class B	Class C	Class I	Class R	Class R3	Class R4	Class R5	Class W	Class Z
( )	( )	( )	( )	( )	( )	( )	( )	( )	( )

Columbia Minnesota Tax-Exempt Fund

Class A	Class B	Class C	Class Z
( )	( )	( )	( )

Columbia Money Market Fund

Class A	Class B	Class C	Class I	Class R	Class R5	Class W	Class Z
( )	( )	( )	( )	( )	( )	( )	( )

Columbia Multi-Advisor International Value Fund

Class A	Class B	Class C	Class I	Class R4	Class Z
( )	( )	( )	( )	( )	( )

Columbia Multi-Advisor Small Cap Value Fund

Class A	Class B	Class C	Class I	Class R	Class R3	Class R4	Class R5	Class Z
( )	( )	( )	( )	( )	( )	( )	( )	( )

Columbia Select Large-Cap Value Fund

Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class W	Class Z
( )	( )	( )	( )	( )	( )	( )	( )	( )

Columbia Select Smaller-Cap Value Fund

Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class Z
( )	( )	( )	( )	( )	( )	( )	( )

Columbia Seligman Communications and Information Fund

Class A	Class B	Class C	Class I	Class R	Class R3	Class R4	Class R5	Class Z
( )	( )	( )	( )	( )	( )	( )	( )	( )

Columbia Seligman Global Technology Fund

Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class Z
( )	( )	( )	( )	( )	( )	( )	( )

Columbia Strategic Allocation Fund

Class A	Class B	Class C	Class I	Class R	Class R4	Class Z
( )	( )	( )	( )	( )	( )	( )

Columbia U.S. Government Mortgage Fund

Class A	Class B	Class C	Class I	Class R4	Class Z
( )	( )	( )	( )	( )	( )

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

 Not FDIC Insured - May Lose Value - No Bank Guarantee

SUMMARIES OF THE FUNDS

Investment Objectives, Fees and Expenses of the Fund, Principal Investment Strategies of the Fund, Principal Risks of Investing in the Fund, Past Performance and Fund Management, Buying and Selling Shares, Tax Information and Financial Intermediary Compensation.

Columbia Absolute Return Currency and Income Fund	2
Columbia AMT-Free Tax-Exempt Bond Fund	6
Columbia Asia Pacific ex-Japan Fund	9
Columbia Diversified Bond Fund	12
Columbia Diversified Equity Income Fund	16
Columbia Dividend Opportunity Fund	20
Columbia Emerging Markets Bond Fund	24
Columbia Emerging Markets Opportunity Fund	28
Columbia Equity Value Fund	32
Columbia European Equity Fund	36
Columbia Floating Rate Fund	39
Columbia Frontier Fund	44
Columbia Global Bond Fund	47
Columbia Global Equity Fund	51
Columbia Global Extended Alpha Fund	55
Columbia Government Money Market Fund	59
Columbia High Yield Bond Fund	62
Columbia Income Opportunities Fund	66
Columbia Inflation Protected Securities Fund	70
Columbia Large Core Quantitative Fund	73
Columbia Large Growth Quantitative Fund	76
Columbia Large Value Quantitative Fund	79
Columbia Limited Duration Credit Fund	83
Columbia Mid Cap Growth Opportunity Fund	86
Columbia Mid Cap Value Opportunity Fund	89
Columbia Minnesota Tax-Exempt Fund	93
Columbia Money Market Fund	96
Columbia Multi-Advisor International Value Fund	99
Columbia Multi-Advisor Small Cap Value Fund	104
Columbia Select Large-Cap Value Fund	108
Columbia Select Smaller-Cap Value Fund	112
Columbia Seligman Communications and Information Fund	116
Columbia Seligman Global Technology Fund	120
Columbia Strategic Allocation Fund	124
Columbia U.S. Government Mortgage Fund	128

MORE INFORMATION ABOUT THE FUNDS

Investment Objectives, Principal Investment Strategies of the Fund, Principal Risks of Investing in the Fund, and Portfolio Management

Columbia Absolute Return Currency and Income Fund	131
Columbia AMT-Free Tax-Exempt Bond Fund	134
Columbia Asia Pacific ex-Japan Fund	137
Columbia Diversified Bond Fund	141
Columbia Diversified Equity Income Fund	144
Columbia Dividend Opportunity Fund	146
Columbia Emerging Markets Bond Fund	149
Columbia Emerging Markets Opportunity Fund	152
Columbia Equity Value Fund	155
Columbia European Equity Fund	158
Columbia Floating Rate Fund	161
Columbia Frontier Fund	165
Columbia Global Bond Fund	167
Columbia Global Equity Fund	170
Columbia Global Extended Alpha Fund	173
Columbia Government Money Market Fund	177
Columbia High Yield Bond Fund	179
Columbia Income Opportunities Fund	183
Columbia Inflation Protected Securities Fund	186
Columbia Large Core Quantitative Fund	188
Columbia Large Growth Quantitative Fund	190
Columbia Large Value Quantitative Fund	192
Columbia Limited Duration Credit Fund	194
Columbia Mid Cap Growth Opportunity Fund	197
Columbia Mid Cap Value Opportunity Fund	199
Columbia Minnesota Tax-Exempt Fund	201
Columbia Money Market Fund	204
Columbia Multi-Advisor International Value Fund	206
Columbia Multi-Advisor Small Cap Value Fund	211
Columbia Select Large Cap Value Fund	215
Columbia Select Smaller-Cap Value Fund	217
Columbia Seligman Communications and Information Fund	220
Columbia Seligman Global Technology Fund	223
Columbia Strategic Allocation Fund	226
Columbia U.S. Government Mortgage Fund	230
More about Annual Fund Operating Expenses	232
Other Investment Strategies and Risks	233
Fund Management and Compensation	234
Choosing a Share Class	S.1
Comparison of Share Classes	S.1
Sales Charges and Commissions	S.5
Reductions/Waivers of Sales Charges	S.15
Distribution and Service Fees	S.18
Selling and/or Servicing Agent Compensation	S.21
Buying, Selling and Exchanging Shares	S.22
Share Price Determination	S.22
Transaction Rules and Policies	S.23
Opening an Account and Placing Orders	S.27
Buying Shares	S.28
Selling Shares	S.33
Exchanging Shares	S.35
Distributions and Taxes	S.37
Additional Services and Compensation	S.39
Additional Management Information	S.40

References to “Fund” throughout this prospectus refer to funds named on the front cover of this prospectus singularly or collectively as the context requires. Each Fund is a series of RiverSource Series Trust (the Trust).

Summary of Columbia Absolute Return Currency and Income Fund

INVESTMENT OBJECTIVE

Columbia Absolute Return Currency and Income Fund (the Fund) seeks to provide shareholders with positive absolute return.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.[          ] of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class I, W, Z

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.00%	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	5%	1%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class C		Class I		Class W		Class Z
Management fees	—%		—%		—%		—%		—%		—%
Distribution and/or service (12b-1) fees	—%		—%		—%		—%		—%		—%
Other expenses	—%		—%		—%		—%		—%		—%
[Acquired fund fees and expenses	—%		—%		—%		—%		—%	]	—%	]
Total annual fund operating expenses	—%		—%		—%		—%		—%		—%
[Less: Fee waiver/expense reimbursement(a)	(—%	)	(—%	)	(—%	)	(—%	)	(—%	)]	(—%	)]
[Total annual fund operating expenses after fee waiver/expense reimbursement(a)	—%		—%		—%		—%		—%	]	—%	]

(a)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until [ ], unless sooner terminated at the sole discretion of the Fund’s Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed % for Class A, % for Class B, % for Class C, % for Class I, % for Class W and % for Class Z.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. [The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table.] Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

Class A (whether or not shares are redeemed)	$—	$—	$—	$—
Class B (if shares are redeemed)	$—	$—	$—	$—
Class B (if shares are not redeemed)	$—	$—	$—	$—
Class C (if shares are redeemed)	$—	$—	$—	$—
Class C (if shares are not redeemed)	$—	$—	$—	$—
Class I (whether or not shares are redeemed)	$—	$—	$—	$—
Class W (whether or not shares are redeemed)	$—	$—	$—	$—
Class Z (whether or not shares are redeemed)	$—	$—	$—	$—

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Columbia Absolute Return Currency and Income Fund

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in short-duration debt obligations (or securities that invest in such debt obligations, including an affiliated money market fund) and forward foreign currency contracts. In pursuit of the Fund’s objective, to provide absolute return, Columbia Management Investment Advisers, LLC (the investment manager) seeks to generate positive total returns from the income produced by the short-term debt obligations, plus (minus) the gain (loss) resulting from fluctuations in the values of various foreign currencies relative to the U.S. dollar.

The Fund’s investment in short-duration debt obligations will consist primarily of (i) U.S. dollar denominated non-government, corporate and structured debt securities rated investment grade, or, if unrated, determined to be of comparable quality by the investment manager, and (ii) shares of an affiliated money market fund. A small portion of the Fund’s portfolio may consist of U.S. government securities. In addition to producing income, these holdings will be designated by the Fund, as necessary, to cover obligations with respect to, or that may result from, the Fund’s investments in forward currency contracts. The Fund targets a portfolio duration of one to five months but may extend the portfolio duration up to one year.

The Fund does not actually take ownership of foreign currencies or sell actual foreign currencies. Rather, through forward currency contracts, the Fund gains economic exposure comparable to the exposure that it would have if it had bought or sold the currencies directly. A forward contract requires the purchase or delivery of a foreign currency at some future date. The price paid for the contract is the current price of the foreign currency in U.S. dollars plus or minus an adjustment based on the interest rate differential between the U.S. dollar and the foreign currency. It is expected that the gross notional value of the Fund’s forward foreign currency contracts will be equivalent to at least 80% of the Fund’s net assets.

The investment manager utilizes a quantitative, proprietary model that uses various fundamental and technical factors, including current and historical data, to rank the anticipated value of several developed countries’ currencies relative to the U.S. dollar. The investment manager will enter into long forward currency contracts for a limited number of the currencies that rank higher in the model, and the Fund will experience profits (losses) to the extent the value of the currency appreciates (depreciates) relative to the U.S. dollar. Conversely, the investment manager will enter into short forward currency contracts for a limited number of the currencies that rank lower in the model, and the Fund will experience profits (losses) to the extent the value of the currency depreciates (appreciates) relative to the U.S. dollar. Except to close or reduce existing positions, the Fund will not enter into long and short forward currency contracts in the same currency at the same time. The investment manager runs the model regularly and generally seeks to maintain long and short forward currency contracts with approximately equal gross notional values.

PRINCIPAL RISKS OF INVESTING IN THE FUND

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Concentration Risk. Because the Fund concentrates its investment in particular issuers, geographic regions, or sectors, the Fund’s overall value may decline to a greater degree than if the Fund held a less concentrated portfolio.

Counterparty Risk. Counterparty credit risk is the risk that a Fund’s counterparty becomes bankrupt or otherwise fails to perform its obligations, and the Fund may obtain no or only limited recovery of its investments, and any recovery may be significantly delayed.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk.

Derivatives Risk. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Foreign Currency Risk. Foreign currency risk results from constantly changing exchange rate between local currency and the US dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Columbia Absolute Return Currency and Income Fund

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Market Risk. The market value of securities and currencies may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities and currencies may fluctuate, sometimes rapidly and unpredictably.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Quantitative Model Risk. The quantitative methodology used by the investment manager has been tested using historical market data, but has only recently been used to manage funds. There can be no assurance that the methodology will enable the Fund to achieve its objective.

Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same rate it is currently earning.

Tax Risk. As a regulated investment company, a fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code of 1986, as amended. The Fund currently intends to take positions in forward currency contracts with notional value exceeding 80% of the Fund’s total net assets. Although foreign currency gains currently constitute “qualifying income,” the Treasury Department has the authority to issue regulations excluding from the definition of “qualifying income” a fund’s foreign currency gains not “directly related” to its “principal business” of investing in stocks or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the Fund’s foreign currency-denominated positions as not “qualifying income” and there is a remote possibility that such regulations might be applied retroactively, in which case, the Fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the Fund’s Board of Directors may authorize a significant change in investment strategy or Fund liquidation.

Risks of Investing in Affiliated Money Market Fund. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of the affiliated money market fund in which it invests. To the extent these fees and expenses are expected to equal or exceed 0.01% of the Fund’s average daily net assets, they will be reflected in the Annual Fund Operating Expenses set forth in the table under “Fees and Expenses of the Fund.” Additionally, by investing in an affiliated money market fund, the Fund will be exposed to the investment risks of the affiliated money market fund. To the extent the Fund invests a significant portion of its assets in the affiliated money market fund, the Fund will bear increased indirect expenses and be more susceptible to the investment risks of the affiliated money market fund.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Nicholas Pifer, CFA	Portfolio Manager	2011

BUYING AND SELLING SHARES

CLASSES A, B, C, I and W

	Nonqualified accounts
	(all classes	Individual retirement
Minimum Initial Investment	except I and W)	accounts	Class I,	Class W

For investors other than systematic investment plans	$10,000	$1,000	None	$500
Systematic investment plans	$10,000	$100	None	$500

Columbia Absolute Return Currency and Income Fund

	Nonqualified accounts
	(all classes	Individual retirement
Additional Investments	except I and W)	accounts	Class I	Class W

For investors other than systematic investment plans	$100	$100	None	None
Systematic investment plans	$100	$50	None	None

BUYING AND SELLING SHARES

CLASS Z

Minimum initial investment	Variable*
Additional investments	$100

*	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor.

Exchanging or Selling Shares

Your shares are redeemable — they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.

If your account was established directly with the Fund, you may request an exchange or sale of shares through one of the following methods:

By mail: Mail your exchange or sale request to:

Regular Mail: Columbia Management Investment Services Corp.,
P.O. Box 8081, Boston, MA 02266-8081

Express Mail: Columbia Management Investment Services Corp.,
30 Dan Road, Canton, MA 02021-2809

By telephone or wire transfer: Call 800.345.6611. A service fee may be charged against your account for each wire sent.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.

Summary of Columbia AMT-Free Tax-Exempt Bond Fund

INVESTMENT OBJECTIVE

Columbia AMT-Free Tax-Exempt Bond Fund (the Fund) seeks to provide shareholders with as much current income exempt from federal income taxes as possible with only modest risk to the shareholder’s investments.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.[          ] of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	5%	1%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class C		Class Z
Management fees	—%		—%		—%		—%
Distribution and/or service (12b-1) fees	—%		—%		—%		—%
Other expenses	—%		—%		—%		—%
[Acquired fund fees and expenses	—%		—%		—%		—%
Total annual fund operating expenses	—%		—%		—%		—%
[Less: Fee waiver/expense reimbursement(a)	(—%	)	(—%	)	(—%	)	(—%	)
[Total annual fund operating expenses after fee waiver/expense reimbursement(a)	—%		—%		—%		—%

[(a)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until [ ], unless sooner terminated at the sole discretion of the Fund’s Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed % for Class A, % for Class B, % for Class C and % for Class Z.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. [The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table.] Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

Class A (whether or not shares are redeemed)	$—	$—	$—	$—
Class B (if shares are redeemed)	$—	$—	$—	$—
Class B (if shares are not redeemed)	$—	$—	$—	$—
Class C (if shares are redeemed)	$—	$—	$—	$—
Class C (if shares are not redeemed)	$—	$—	$—	$—
Class Z (whether or not shares are redeemed)	$—	$—	$—	$—

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Columbia AMT-Free Tax-Exempt Bond Fund

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund’s assets are invested primarily in high and medium quality municipal bonds and other debt obligations. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt obligations issued by or on behalf of state or local governmental units whose interest is exempt from federal income tax. At least 75% of the Fund’s net assets will be in investments: (1) rated in the top four rating categories by Moody’s Investors Service, Inc., Standard & Poor’s Corporation, or Fitch Investors Services, Inc., (2) rated comparable to those four rating categories given by other independent rating agencies, or (3) unrated bonds and other debt obligations that are believed by Columbia Management Investment Advisers, LLC (the investment manager) to be of investment grade credit quality. Although the Fund emphasizes high- and medium-quality debt securities, it will assume some credit risk in an effort to achieve higher yield and/or capital appreciation by investing up to 25% of its net assets in below investment grade (junk) bonds. The Fund does not intend to invest in debt obligations the interest from which is subject to the alternative minimum tax (AMT).

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, structured notes, including inverse floaters, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk.

Derivatives Risk. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

High-Yield Securities Risk. The Fund’s investment in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss than a fund that invests solely in investment grade securities.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Catherine Stienstra	Director and Senior Portfolio Manager	2011

Columbia AMT-Free Tax-Exempt Bond Fund

BUYING AND SELLING SHARES

CLASSES A, B and C

		Individual
Minimum Initial Investment (all classes)	Nonqualified accounts	retirement accounts

For investors other than systematic investment plans	$2,000	$1,000
Systematic investment plans	$100	$100

		Individual
Additional Investments (all classes)	Nonqualified accounts	retirement accounts

For investors other than systematic investment plans	$100	$100
Systematic investment plans	$100	$50

BUYING AND SELLING SHARES

CLASS Z

Minimum initial investment	Variable*
Additional investments	$100

*	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor.

Exchanging or Selling Shares

Your shares are redeemable — they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.

If your account was established directly with the Fund, you may request an exchange or sale of shares through one of the following methods:

By mail: Mail your exchange or sale request to:

Regular Mail: Columbia Management Investment Services Corp.,
P.O. Box 8081, Boston, MA 02266-8081

Express Mail: Columbia Management Investment Services Corp.,
30 Dan Road, Canton, MA 02021-2809

By telephone or wire transfer: Call 800.345.6611. A service fee may be charged against your account for each wire sent.

TAX INFORMATION

The Fund intends to make distributions that may be exempt from federal income tax, taxed as ordinary income or taxed as capital gains.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.

Summary of Columbia Asia Pacific ex-Japan Fund

INVESTMENT OBJECTIVE

Columbia Asia Pacific ex-Japan Fund (the Fund) seeks to provide shareholders with long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.[          ] of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)

			Class I, R,
	Class A	Class C	R5, Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	1%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class C		Class I		Class R		Class R5		Class Z
Management fees	—%		—%		—%		—%		—%		—%		—%
Distribution and/or service (12b-1) fees	—%		—%		—%		—%		—%		—%		—%
Other expenses	—%		—%		—%		—%		—%		—%		—%
[Acquired fund fees and expenses	—%		—%		—%		—%		—%	]	—%		—%	]
Total annual fund operating expenses	—%		—%		—%		—%		—%		—%		—%
[Less: Fee waiver/expense reimbursement(a)	(—%	)	(—%	)	(—%	)	(—%	)	(—%	)]	(—%	)	(—%	)]
[Total annual fund operating expenses after fee waiver/expense reimbursement(a)	—%		—%		—%		—%		—%	]	—%		—%	]

(a)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until [ ], unless sooner terminated at the sole discretion of the Fund’s Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed % for Class A, % for Class C, % for Class I, % for Class R, % for Class R5 and % for Class Z.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. [The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table.] Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

Class A (whether or not shares are redeemed)	$—	$—	$—	$—
Class C (if shares are redeemed)	$—	$—	$—	$—
Class C (if shares are not redeemed)	$—	$—	$—	$—
Class I (whether or not shares are redeemed)	$—	$—	$—	$—
Class R (whether or not shares are redeemed)	$—	$—	$—	$—
Class R5 (whether or not shares are redeemed)	$—	$—	$—	$—
Class Z (whether or not shares are redeemed)	$—	$—	$—	$—

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Columbia Asia Pacific ex-Japan Fund

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in securities of companies located in the Asia Pacific Region, excluding Japan. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy. The Fund may invest in companies of any market capitalization. For these purposes, a company is considered to be “located” in the Asia Pacific Region if (i) it is organized under the laws of a country in the Asia Pacific Region; (ii) its principal place of business or principal office is in the Asia Pacific Region; or (iii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located in the Asia Pacific Region. Countries in the Asia Pacific Region include but are not limited to Australia, China, Hong Kong, India, Indonesia, Malaysia, New Zealand, Pakistan, Philippines, Singapore, South Korea, Taiwan, Thailand and Vietnam. Some of these countries may represent developing or emerging markets. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

The investment manager is responsible for oversight of the Fund’s subadviser, Threadneedle International Limited (Threadneedle), an indirect, wholly-owned subsidiary of Ameriprise Financial, Inc., the parent company of the investment manager.

The Fund will normally have exposure to foreign currencies. Threadneedle closely monitors the Fund’s exposure to foreign currency. From time to time, the portfolio management team may use forward currency transactions or other derivative instruments to hedge against currency fluctuations. The portfolio management team may use derivatives such as futures, options, forward contracts and swaps, including participatory notes, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, to speculate, or to obtain or reduce credit exposure.

PRINCIPAL RISKS OF INVESTING IN THE FUND

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Asia Pacific Region Risk. Many of the countries in the Asian Pacific Region are developing both politically, economically and/or socially, and may have relatively unstable governments and economies based on a limited number of commodities or industries.

Derivatives Risk. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies.

Sector Risk. Investments that are concentrated in a particular issuer, geographic region industry or sector will be more susceptible to changes in price. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Columbia Asia Pacific ex-Japan Fund

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Subadviser: Threadneedle International Limited

Portfolio Manager	Title	Managed Fund Since
Vanessa Donegan	Portfolio Manager	2011
Rafael Polatinsky, CFA	Deputy Portfolio Manager	2011

BUYING AND SELLING SHARES

CLASSES A, C, I, R and R5

	Nonqualified accounts
	(all classes	Individual retirement	Class I,
Minimum Initial Investment	except I and R)	accounts	Class R

For investors other than systematic investment plans	$2,000	$1,000	None
Systematic investment plans	$100	$100	None

	Nonqualified accounts
	(all classes	Individual retirement	Class I,
Additional Investments	except I and R)	accounts	Class R

For investors other than systematic investment plans	$100	$100	None
Systematic investment plans	$100	$50	None

BUYING AND SELLING SHARES

CLASS Z

Minimum initial investment	Variable*
Additional investments	$100

*	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor.

Exchanging or Selling Shares

Your shares are redeemable — they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.

If your account was established directly with the Fund, you may request an exchange or sale of shares through one of the following methods:

By mail: Mail your exchange or sale request to:

Regular Mail: Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081

Express Mail: Columbia Management Investment Services Corp., 30 Dan Road, Canton, MA 02021-2809

By telephone or wire transfer: Call 800.345.6611. A service fee may be charged against your account for each wire sent.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.

Summary of Columbia Diversified Bond Fund

INVESTMENT OBJECTIVE

Columbia Diversified Bond Fund (the Fund) seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.[          ] of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)

				Class I, R,
	Class A	Class B	Class C	R3, R4, R5, W, Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	5%	1%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class C		Class I		Class R
Management fees	—%		—%		—%		—%		—%
Distribution and/or service (12b-1) fees	—%		—%		—%		—%		—%
Other expenses	—%		—%		—%		—%		—%
[Acquired fund fees and expenses	—%		—%		—%		—%		—%	]
Total annual fund operating expenses	—%		—%		—%		—%		—%
[Less: Fee waiver/expense reimbursement(a)	(—%	)	(—%	)	(—%	)	(—%	)	(—%	)]
[Total annual fund operating expenses after fee waiver/expense reimbursement(a)	—%		—%		—%		—%		—%	]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class R3		Class R4		Class R5		Class W		Class Z
Management fees	—%		—%		—%		—%		—%
Distribution and/or service (12b-1) fees	—%		—%		—%		—%		—%
Other expenses	—%		—%		—%		—%		—%
[Acquired fund fees and expenses	—%		—%		—%		—%	]	—%	]
Total annual fund operating expenses	—%		—%		—%		—%		—%
[Less: Fee waiver/expense reimbursement(a)	(—%	)	(—%	)	(—%	)	(—%	)]	(—%	)]
[Total annual fund operating expenses after fee waiver/expense reimbursement(a)	—%		—%		—%		—%	]	—%	]

[(a)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until [ ], unless sooner terminated at the sole discretion of the Fund’s Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed % for Class A, % for Class B, % for Class C, % for Class I, % for Class R, % for Class R3, % for Class R4, % for Class R5, % for Class W and % for Class Z.

Columbia Diversified Bond Fund

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. [The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table.] Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

Class A (whether or not shares are redeemed)	$—	$—	$—	$—
Class B (if shares are redeemed)	$—	$—	$—	$—
Class B (if shares are not redeemed)	$—	$—	$—	$—
Class C (if shares are redeemed)	$—	$—	$—	$—
Class C (if shares are not redeemed)	$—	$—	$—	$—
Class I (whether or not shares are redeemed)	$—	$—	$—	$—
Class R (whether or not shares are redeemed)	$—	$—	$—	$—
Class R3 (whether or not shares are redeemed)	$—	$—	$—	$—
Class R4 (whether or not shares are redeemed)	$—	$—	$—	$—
Class R5 (whether or not shares are redeemed)	$—	$—	$—	$—
Class W (whether or not shares are redeemed)	$—	$—	$—	$—
Class Z (whether or not shares are redeemed)	$—	$—	$—	$—

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt securities. At least 50% of the Fund’s net assets will be invested in securities like those included in the Barclays Capital U.S. Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. Although the Fund emphasizes high- and medium-quality debt securities, it will assume some credit risk in an effort to achieve higher yield and/or capital appreciation by buying lower-quality (junk) bonds. Up to 25% of the Fund’s net assets may be invested in foreign investments, which may include investments in emerging markets. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk.

High Yield Securities Risk. The Fund’s investment in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss than a fund that invests solely in investment grade securities.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Columbia Diversified Bond Fund

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Risk of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Colin J. Lundgren, CFA	Portfolio Manager	2011
Tom Murphy, CFA	Portfolio Manager	2011
Jennifer Ponce de Leon	Portfolio Manager	2011

BUYING AND SELLING SHARES

CLASSES A, B, C, I, R, R3, R4, R5 and W

	Nonqualified accounts
	(all classes	Individual retirement	Class I,
Minimum Initial Investment	except I, R and W)	accounts	Class R	Class W

For investors other than systematic investment plans	$2,000	$1,000	None	$500
Systematic investment plans	$100	$100	None	$500

	Nonqualified accounts
	(all classes	Individual retirement	Class I,
Additional Investments	except I, R and W)	accounts	Class R	Class W

For investors other than systematic investment plans	$100	$100	None	None
Systematic investment plans	$100	$50	None	None

BUYING AND SELLING SHARES

CLASS Z

Minimum initial investment	Variable*
Additional investments	$100

*	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor.

Columbia Diversified Bond Fund

Exchanging or Selling Shares

Your shares are redeemable — they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.

If your account was established directly with the Fund, you may request an exchange or sale of shares through one of the following methods:

By mail: Mail your exchange or sale request to:

Regular Mail: Columbia Management Investment Services Corp.,
P.O. Box 8081, Boston, MA 02266-8081

Express Mail: Columbia Management Investment Services Corp.,
30 Dan Road, Canton, MA 02021-2809

By telephone or wire transfer: Call 800.345.6611. A service fee may be charged against your account for each wire sent.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.

Summary of Columbia Diversified Equity Income Fund

INVESTMENT OBJECTIVE

Columbia Diversified Equity Income Fund (the Fund) seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.[          ] of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)

				Class I, R,
				R3, R4, R5,
	Class A	Class B	Class C	W, Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	5%	1%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class C		Class I		Class R
Management fees	—%		—%		—%		—%		—%
Distribution and/or service (12b-1) fees	—%		—%		—%		—%		—%
Other expenses	—%		—%		—%		—%		—%
[Acquired fund fees and expenses	—%		—%		—%		—%		—%	]
Total annual fund operating expenses	—%		—%		—%		—%		—%
[Less: Fee waiver/expense reimbursement(a)	(—%	)	(—%	)	(—%	)	(—%	)	(—%	)]
[Total annual fund operating expenses after fee waiver/expense reimbursement(a)	—%		—%		—%		—%		—%	]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class R3		Class R4		Class R5		Class W		Class Z
Management fees	—%		—%		—%		—%		—%
Distribution and/or service (12b-1) fees	—%		—%		—%		—%		—%
Other expenses	—%		—%		—%		—%		—%
[Acquired fund fees and expenses	—%		—%		—%		—%	]	—%	]
Total annual fund operating expenses	—%		—%		—%		—%		—%
[Less: Fee waiver/expense reimbursement(a)	(—%	)	(—%	)	(—%	)	(—%	)]	(—%	)]
[Total annual fund operating expenses after fee waiver/expense reimbursement(a)	—%		—%		—%		—%	]	—%	]

[(a)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until [ ], unless sooner terminated at the sole discretion of the Fund’s Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed % for Class A, % for Class B, % for Class C, % for Class I, % for Class R, % for Class R3, % for Class R4, % for Class R5, % for Class W and % for Class Z.

Columbia Diversified Equity Income Fund

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. [The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table.] Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

Class A (whether or not shares are redeemed)	$—	$—	$—	$—
Class B (if shares are redeemed)	$—	$—	$—	$—
Class B (if shares are not redeemed)	$—	$—	$—	$—
Class C (if shares are redeemed)	$—	$—	$—	$—
Class C (if shares are not redeemed)	$—	$—	$—	$—
Class I (whether or not shares are redeemed)	$—	$—	$—	$—
Class R (whether or not shares are redeemed)	$—	$—	$—	$—
Class R3 (whether or not shares are redeemed)	$—	$—	$—	$—
Class R4 (whether or not shares are redeemed)	$—	$—	$—	$—
Class R5 (whether or not shares are redeemed)	$—	$—	$—	$—
Class W (whether or not shares are redeemed)	$—	$—	$—	$—
Class Z (whether or not shares are redeemed)	$—	$—	$—	$—

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund’s assets primarily are invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in dividend-paying common and preferred stocks. This Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Columbia Diversified Equity Income Fund

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Steve Schroll	Portfolio Manager	2011
Laton Spahr, CFA	Portfolio Manager	2011
Paul Stocking	Portfolio Manager	2011

BUYING AND SELLING SHARES

CLASSES A, B, C, I, R, R3, R4, R5 and W

	Nonqualified accounts
	(all classes	Individual retirement	Class I,
Minimum Initial Investment	except I, R and W)	accounts	Class R	Class W

For investors other than systematic investment plans	$2,000	$1,000	None	$500
Systematic investment plans	$100	$100	None	$500

	Nonqualified accounts
	(all classes	Individual retirement	Class I,
Additional Investments	except I, R and W)	accounts	Class R	Class W

For investors other than systematic investment plans	$100	$100	None	None
Systematic investment plans	$100	$50	None	None

BUYING AND SELLING SHARES

CLASS Z

Minimum initial investment	Variable*
Additional investments	$100

*	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor.

Exchanging or Selling Shares

Your shares are redeemable — they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.

If your account was established directly with the Fund, you may request an exchange or sale of shares through one of the following methods:

By mail: Mail your exchange or sale request to:

Regular Mail: Columbia Management Investment Services Corp.,
P.O. Box 8081, Boston, MA 02266-8081

Express Mail: Columbia Management Investment Services Corp.,
30 Dan Road, Canton, MA 02021-2809

By telephone or wire transfer: Call 800.345.6611. A service fee may be charged against your account for each wire sent.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Columbia Diversified Equity Income Fund

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.

Summary of Columbia Dividend Opportunity Fund

INVESTMENT OBJECTIVE

Columbia Dividend Opportunity Fund (the Fund) seeks to provide shareholders with a high level of current income. The Fund’s secondary objective is growth of income and capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.[          ] of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)

				Class I, R,
	Class A	Class B	Class C	R4, R5, W, Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	5%	1%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class C		Class I		Class R
Management fees	—%		—%		—%		—%		—%
Distribution and/or service (12b-1) fees	—%		—%		—%		—%		—%
Other expenses	—%		—%		—%		—%		—%
[Acquired fund fees and expenses	—%		—%		—%		—%		—%	]
Total annual fund operating expenses	—%		—%		—%		—%		—%
[Less: Fee waiver/expense reimbursement(a)	(—%	)	(—%	)	(—%	)	(—%	)	(—%	)]
[Total annual fund operating expenses after fee waiver/expense reimbursement(a)	—%		—%		—%		—%		—%	]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class R4		Class R5		Class W		Class Z
Management fees	—%		—%		—%		—%
Distribution and/or service (12b-1) fees	—%		—%		—%		—%
Other expenses	—%		—%		—%		—%
[Acquired fund fees and expenses	—%		—%		—%	]	—%	]
Total annual fund operating expenses	—%		—%		—%		—%
[Less: Fee waiver/expense reimbursement(a)	(—%	)	(—%	)	(—%	)]	(—%	)]
[Total annual fund operating expenses after fee waiver/expense reimbursement(a)	—%		—%		—%	]	—%	]

[(a)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until [ ], unless sooner terminated at the sole discretion of the Fund’s Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed % for Class A, % for Class B, % for Class C, % for Class I, % for Class R, % for Class R4, % for Class R5, % for Class W and % for Class Z.

Columbia Dividend Opportunity Fund

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. [The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table.] Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

Class A (whether or not shares are redeemed)	$—	$—	$—	$—
Class B (if shares are redeemed)	$—	$—	$—	$—
Class B (if shares are not redeemed)	$—	$—	$—	$—
Class C (if shares are redeemed)	$—	$—	$—	$—
Class C (if shares are not redeemed)	$—	$—	$—	$—
Class I (whether or not shares are redeemed)	$—	$—	$—	$—
Class R (whether or not shares are redeemed)	$—	$—	$—	$—
Class R4 (whether or not shares are redeemed)	$—	$—	$—	$—
Class R5 (whether or not shares are redeemed)	$—	$—	$—	$—
Class W (whether or not shares are redeemed)	$—	$—	$—	$—
Class Z (whether or not shares are redeemed)	$—	$—	$—	$—

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund’s assets are primarily invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in dividend-paying common and preferred stocks. The selection of dividend paying stocks is the primary decision in building the investment portfolio. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund may invest up to 25% of its net assets in foreign investments. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

In pursuit of the Fund’s objectives, the investment manager (Columbia Management Investment Advisers, LLC) chooses investments by applying quantitative screens to determine yield potential. The investment manager conducts fundamental research on and seeks to purchase potentially attractive securities based on its analysis of various factors, which may include current yield, dividend growth capability and history, balance sheet strength, earnings per share and free cash flow sustainability and dividend payout ratio, as well as other, statistical measures. Preference is generally given to higher dividend paying companies.

The investment manager may use derivatives such as futures, options, forward contracts and structured investments, to produce incremental earnings, to hedge existing positions, or to increase flexibility.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Derivatives Risk. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Columbia Dividend Opportunity Fund

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Quantitative Model Risk. Securities selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Steve Schroll	Portfolio Manager	2011
Laton Spahr, CFA	Portfolio Manager	2011
Paul Stocking	Portfolio Manager	2011

BUYING AND SELLING SHARES

CLASSES A, B, C, I, R, R4, R5 and W

	Nonqualified accounts
	(all classes	Individual retirement	Class I,
Minimum Initial Investment	except I, R and W)	accounts	Class R	Class W

For investors other than systematic investment plans	$2,000	$1,000	None	$500
Systematic investment plans	$100	$100	None	$500

	Nonqualified accounts
	(all classes	Individual retirement	Class I,
Additional Investments	except I, R and W)	accounts	Class R	Class W

For investors other than systematic investment plans	$100	$100	None	None
Systematic investment plans	$100	$50	None	None

BUYING AND SELLING SHARES

CLASS Z

Minimum initial investment	Variable*
Additional investments	$100

*	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor.

Exchanging or Selling Shares

Your shares are redeemable — they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.

If your account was established directly with the Fund, you may request an exchange or sale of shares through one of the following methods:

Columbia Dividend Opportunity Fund

By mail: Mail your exchange or sale request to:

Regular Mail: Columbia Management Investment Services Corp.,
P.O. Box 8081, Boston, MA 02266-8081

Express Mail: Columbia Management Investment Services Corp.,
30 Dan Road, Canton, MA 02021-2809

By telephone or wire transfer: Call 800.345.6611. A service fee may be charged against your account for each wire sent.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.

Summary of Columbia Emerging Markets Bond Fund

INVESTMENT OBJECTIVE

Columbia Emerging Markets Bond Fund (the Fund) seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.[          ] of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)

				Class I, R4,
	Class A	Class B	Class C	W, Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	5%	1%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class C		Class I		Class R4
Management fees	—%		—%		—%		—%		—%
Distribution and/or service (12b-1) fees	—%		—%		—%		—%		—%
Other expenses	—%		—%		—%		—%		—%
[Acquired fund fees and expenses	—%		—%		—%		—%		—%	]
Total annual fund operating expenses	—%		—%		—%		—%		—%
[Less: Fee waiver/expense reimbursement(a)	(—%	)	(—%	)	(—%	)	(—%	)	(—%	)]
[Total annual fund operating expenses after fee waiver/expense reimbursement(a)	—%		—%		—%		—%		—%	]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class W		Class Z
Management fees	—%		—%
Distribution and/or service (12b-1) fees	—%		—%
Other expenses	—%		—%
[Acquired fund fees and expenses	—%	]	—%	]
Total annual fund operating expenses	—%		—%
[Less: Fee waiver/expense reimbursement(a)	(—%	)]	(—%	)]
[Total annual fund operating expenses after fee waiver/expense reimbursement(a)	—%	]	—%	]

[(a)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until [ ], unless sooner terminated at the sole discretion of the Fund’s Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed % for Class A, % for Class B, % for Class C, % for Class I, % for Class R4, % for Class W and % for Class Z.

Columbia Emerging Markets Bond Fund

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. [The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table.] Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

Class A (whether or not shares are redeemed)	$—	$—	$—	$—
Class B (if shares are redeemed)	$—	$—	$—	$—
Class B (if shares are not redeemed)	$—	$—	$—	$—
Class C (if shares are redeemed)	$—	$—	$—	$—
Class C (if shares are not redeemed)	$—	$—	$—	$—
Class I (whether or not shares are redeemed)	$—	$—	$—	$—
Class R4 (whether or not shares are redeemed)	$—	$—	$—	$—
Class W (whether or not shares are redeemed)	$—	$—	$—	$—
Class Z (whether or not shares are redeemed)	$—	$—	$—	$—

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a non-diversified fund that invests primarily in fixed income securities of emerging markets issuers. For these purposes, emerging markets include any country that is not defined by the World Bank as a High Income OECD country. The OECD (Organization for Economic Co-operation and Development) is a group of 30 member countries sharing a commitment to democratic government and the market economy. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in fixed income securities of issuers that are located in emerging markets countries, or that earn 50% or more of their total revenues from goods or services produced in emerging markets countries or from sales made in emerging markets countries. Such securities may be denominated in either non-U.S. currencies or the U.S. dollar. While the Fund may invest 25% or more of its total assets in the securities of foreign governmental and corporate entities located in the same country, it will not invest 25% or more of its total assets in any single foreign government issuer. Emerging market fixed income securities are generally rated in the lower rating categories of recognized rating agencies or considered by the investment manager to be of comparable quality. These lower quality fixed income securities are often called “junk bonds.” The Fund may invest up to 100% of its assets in these lower rated securities. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure. The Fund may count the value of derivative securities with emerging markets exposure towards its 80% policy.

PRINCIPAL RISKS OF INVESTING IN THE FUND

This Fund is designed for long-term investors with above-average risk tolerance. The Fund has a higher potential for volatility and loss of principal. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk. Investments in emerging markets debt obligations are subject to increased credit risk.

Columbia Emerging Markets Bond Fund

Derivatives Risk. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

High-Yield Securities Risk. The Fund’s investment in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss than a fund that invests solely in investment grade securities.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Non-Diversification Risk. Compared with a “diversified” fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer. A decline in the value of that investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Sector Risk. Investments that are concentrated in a particular issuer, geographic region industry or sector will be more susceptible to changes in price. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Nicholas Pifer, CFA	Portfolio Manager	2011
Jim Carlen, CFA	Portfolio Manager	2011

Columbia Emerging Markets Bond Fund

BUYING AND SELLING SHARES

CLASSES A, B, C, I, R4 and W

	Nonqualified accounts
	(all classes	Individual retirement
Minimum Initial Investment	except I and W)	accounts	Class I	Class W

For investors other than systematic investment plans	$2,000	$1,000	None	$500
Systematic investment plans	$100	$100	None	$500

	Nonqualified accounts
	(all classes	Individual retirement
Additional Investments	except I and W)	accounts	Class I	Class W

For investors other than systematic investment plans	$100	$100	None	None
Systematic investment plans	$100	$50	None	None

BUYING AND SELLING SHARES

CLASS Z

Minimum initial investment	Variable*
Additional investments	$100

*	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor.

Exchanging or Selling Shares

Your shares are redeemable — they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.

If your account was established directly with the Fund, you may request an exchange or sale of shares through one of the following methods:

By mail: Mail your exchange or sale request to:

Regular Mail: Columbia Management Investment Services Corp.,
P.O. Box 8081, Boston, MA 02266-8081

Express Mail: Columbia Management Investment Services Corp.,
30 Dan Road, Canton, MA 02021-2809

By telephone or wire transfer: Call 800.345.6611. A service fee may be charged against your account for each wire sent.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.

Summary of Columbia Emerging Markets Opportunity Fund

INVESTMENT OBJECTIVE

Columbia Emerging Markets Opportunity Fund (the Fund) seeks to provide shareholders with long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.[          ] of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)

				Class I, R,
	Class A	Class B	Class C	R4, R5, W, Z

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	5%	1%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class C		Class I		Class R
Management fees	—%		—%		—%		—%		—%
Distribution and/or service (12b-1) fees	—%		—%		—%		—%		—%
Other expenses	—%		—%		—%		—%		—%
[Acquired fund fees and expenses	—%		—%		—%		—%		—%	]
Total annual fund operating expenses	—%		—%		—%		—%		—%
[Less: Fee waiver/expense reimbursement(a)	(—%	)	(—%	)	(—%	)	(—%	)	(—%	)]
[Total annual fund operating expenses after fee waiver/expense reimbursement(a)	—%		—%		—%		—%		—%	]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class R4		Class R5		Class W		Class Z
Management fees	—%		—%		—%		—%
Distribution and/or service (12b-1) fees	—%		—%		—%		—%
Other expenses	—%		—%		—%		—%
[Acquired fund fees and expenses	—%		—%		—%	]	—%	]
Total annual fund operating expenses	—%		—%		—%		—%
[Less: Fee waiver/expense reimbursement(a)	(—%	)	(—%	)	(—%	)]	(—%	)]
[Total annual fund operating expenses after fee waiver/expense reimbursement(a)	—%		—%		—%	]	—%	]

[(a)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until [ ], unless sooner terminated at the sole discretion of the Fund’s Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed % for Class A, % for Class B, % for Class C, % for Class I, % for Class R, % for Class R4, % for Class R5, % for Class W and % for Class Z.

Columbia Emerging Markets Opportunity Fund

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. [The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table.] Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

Class A (whether or not shares are redeemed)	$—	$—	$—	$—
Class B (if shares are redeemed)	$—	$—	$—	$—
Class B (if shares are not redeemed)	$—	$—	$—	$—
Class C (if shares are redeemed)	$—	$—	$—	$—
Class C (if shares are not redeemed)	$—	$—	$—	$—
Class I (whether or not shares are redeemed)	$—	$—	$—	$—
Class R (whether or not shares are redeemed)	$—	$—	$—	$—
Class R4 (whether or not shares are redeemed)	$—	$—	$—	$—
Class R5 (whether or not shares are redeemed)	$—	$—	$—	$—
Class W (whether or not shares are redeemed)	$—	$—	$—	$—
Class Z (whether or not shares are redeemed)	$—	$—	$—	$—

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund’s assets are primarily invested in equity securities of emerging markets companies. For these purposes, emerging markets are countries characterized as developing or emerging by either the World Bank or the United Nations. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in securities of companies that are located in emerging markets countries, or that earn 50% or more of their total revenues from goods or services produced in emerging market countries or from sales made in emerging markets countries. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund’s exposure to foreign currency. From time to time the team may use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

Columbia Management Investment Advisers, LLC (the investment manager) is responsible for oversight of the Fund’s subadviser, Threadneedle International Limited (Threadneedle), is an indirect wholly-owned subsidiary of Ameriprise Financial, Inc., the parent company of the investment manager.

PRINCIPAL RISKS OF INVESTING IN THE FUND

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Derivatives Risk. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Columbia Emerging Markets Opportunity Fund

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies.

Portfolio Turnover Risk. The subadviser may actively and frequently trade securities in the Fund’s portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Sector Risk. Investments that are concentrated in a particular issuer, geographic region industry or sector will be more susceptible to changes in price. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Subadviser: Threadneedle

Portfolio Manager	Title	Managed Fund Since
Vanessa Donegan	Portfolio Manager	2011
Rafael Polatinsky, CFA	Portfolio Manager	2011

BUYING AND SELLING SHARES

CLASSES A, B, C, I, R, R4, R5 and W

	Nonqualified accounts
	(all classes	Individual retirement	Class I,
Minimum Initial Investment	except I, R and W)	accounts	Class R	Class W

For investors other than systematic investment plans	$2,000	$1,000	None	$500
Systematic investment plans	$100	$100	None	$500

	Nonqualified accounts
	(all classes	Individual retirement	Class I,
Additional Investments	except I, R and W)	accounts	Class R	Class W

For investors other than systematic investment plans	$100	$100	None	None
Systematic investment plans	$100	$50	None	None

Columbia Emerging Markets Opportunity Fund

BUYING AND SELLING SHARES

CLASS Z

Minimum initial investment	Variable*
Additional investments	$100

*	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor.

Exchanging or Selling Shares

Your shares are redeemable — they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.

If your account was established directly with the Fund, you may request an exchange or sale of shares through one of the following methods:

By mail: Mail your exchange or sale request to:

Regular Mail: Columbia Management Investment Services Corp.,
P.O. Box 8081, Boston, MA 02266-8081

Express Mail: Columbia Management Investment Services Corp.,
30 Dan Road, Canton, MA 02021-2809

By telephone or wire transfer: Call 800.345.6611. A service fee may be charged against your account for each wire sent.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.

Summary of Columbia Equity Value Fund

INVESTMENT OBJECTIVE

Columbia Equity Value Fund (the Fund) seeks to provide shareholders with growth of capital and income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.[          ] of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)

				Class I, R,
	Class A	Class B	Class C	R3, R4, R5, W, Z

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	5%	1%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class C		Class I		Class R
Management fees	—%		—%		—%		—%		—%
Distribution and/or service (12b-1) fees	—%		—%		—%		—%		—%
Other expenses	—%		—%		—%		—%		—%
[Acquired fund fees and expenses	—%		—%		—%		—%		—%	]
Total annual fund operating expenses	—%		—%		—%		—%		—%
[Less: Fee waiver/expense reimbursement(a)	(—%	)	(—%	)	(—%	)	(—%	)	(—%	)]
[Total annual fund operating expenses after fee waiver/expense reimbursement(a)	—%		—%		—%		—%		—%	]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class R3		Class R4		Class R5		Class W		Class Z
Management fees	—%		—%		—%		—%		—%
Distribution and/or service (12b-1) fees	—%		—%		—%		—%		—%
Other expenses	—%		—%		—%		—%		—%
[Acquired fund fees and expenses	—%		—%		—%		—%	]	—%	]
Total annual fund operating expenses	—%		—%		—%		—%		—%
[Less: Fee waiver/expense reimbursement(a)	(—%	)	(—%	)	(—%	)	(—%	)]	(—%	)]
[Total annual fund operating expenses after fee waiver/expense reimbursement(a)	—%		—%		—%		—%	]	—%	]

[(a)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until [ ], unless sooner terminated at the sole discretion of the Fund’s Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed % for Class A, % for Class B, % for Class C, % for Class I, % for Class R, % for Class R3, % for Class R4, % for Class R5, % for Class W and % for Class Z.

Columbia Equity Value Fund

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. [The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table.] Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

Class A (whether or not shares are redeemed)	$—	$—	$—	$—
Class B (if shares are redeemed)	$—	$—	$—	$—
Class B (if shares are not redeemed)	$—	$—	$—	$—
Class C (if shares are redeemed)	$—	$—	$—	$—
Class C (if shares are not redeemed)	$—	$—	$—	$—
Class I (whether or not shares are redeemed)	$—	$—	$—	$—
Class R (whether or not shares are redeemed)	$—	$—	$—	$—
Class R3 (whether or not shares are redeemed)	$—	$—	$—	$—
Class R4 (whether or not shares are redeemed)	$—	$—	$—	$—
Class R5 (whether or not shares are redeemed)	$—	$—	$—	$—
Class W (whether or not shares are redeemed)	$—	$—	$—	$—
Class Z (whether or not shares are redeemed)	$—	$—	$—	$—

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities. These securities may provide income, offer the opportunity for long-term capital appreciation, or both. The Fund’s investment philosophy is rooted in the belief that a disciplined, systematic, value-oriented approach to investing primarily in large-cap companies provides investors with an excellent opportunity for long-term growth of capital. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Columbia Equity Value Fund

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Steve Schroll	Portfolio Manager	2011
Laton Spahr, CFA	Portfolio Manager	2011
Paul Stocking	Portfolio Manager	2011

BUYING AND SELLING SHARES

CLASSES A, B, C, I, R, R3, R4, R5 and W

	Nonqualified accounts
	(all classes	Individual retirement	Class I,
Minimum Initial Investment	except I, R and W)	accounts	Class R	Class W

For investors other than systematic investment plans	$2,000	$1,000	None	$500
Systematic investment plans	$100	$100	None	$500

	Nonqualified accounts
	(all classes	Individual retirement	Class I,
Additional Investments	except I, R and W)	accounts	Class R	Class W

For investors other than systematic investment plans	$100	$100	None	None
Systematic investment plans	$100	$50	None	None

BUYING AND SELLING SHARES

CLASS Z

Minimum initial investment	Variable*
Additional investments	$100

*	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor.

Exchanging or Selling Shares

Your shares are redeemable — they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.

If your account was established directly with the Fund, you may request an exchange or sale of shares through one of the following methods:

By mail: Mail your exchange or sale request to:

Regular Mail: Columbia Management Investment Services Corp.,
P.O. Box 8081, Boston, MA 02266-8081

Express Mail: Columbia Management Investment Services Corp.,
30 Dan Road, Canton, MA 02021-2809

By telephone or wire transfer: Call 800.345.6611. A service fee may be charged against your account for each wire sent.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Columbia Equity Value Fund

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.

Summary of Columbia European Equity Fund

INVESTMENT OBJECTIVE

Columbia European Equity Fund (the Fund) seeks to provide shareholders with capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.[          ] of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class I, R4, Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	5%	1%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class C		Class I		Class R4		Class Z
Management fees	—%		—%		—%		—%		—%		—%
Distribution and/or service (12b-1) fees	—%		—%		—%		—%		—%		—%
Other expenses	—%		—%		—%		—%		—%		—%
[Acquired fund fees and expenses	—%		—%		—%		—%		—%	]	—%	]
Total annual fund operating expenses	—%		—%		—%		—%		—%		—%
[Less: Fee waiver/expense reimbursement(a)	(—%	)	(—%	)	(—%	)	(—%	)	(—%	)]	(—%	)]
[Total annual fund operating expenses after fee waiver/expense reimbursement(a)	—%		—%		—%		—%		—%	]	—%	]

[(a)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until [ ], unless sooner terminated at the sole discretion of the Fund’s Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed % for Class A, % for Class B, % for Class C, % for Class I, % for Class R4, and % for Class Z.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. [The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table.] Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

Class A (whether or not shares are redeemed)	$—	$—	$—	$—
Class B (if shares are redeemed)	$—	$—	$—	$—
Class B (if shares are not redeemed)	$—	$—	$—	$—
Class C (if shares are redeemed)	$—	$—	$—	$—
Class C (if shares are not redeemed)	$—	$—	$—	$—
Class I (whether or not shares are redeemed)	$—	$—	$—	$—
Class R4 (whether or not shares are redeemed)	$—	$—	$—	$—
Class Z (whether or not shares are redeemed)	$—	$—	$—	$—

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when

Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Columbia European Equity Fund

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund primarily invests in equity securities of European companies that are believed to offer growth potential. For these purposes, a company is considered to be located in Europe if:

•	It is organized under the laws of a European country and has a principal office in a European country;

•	It derives at least 50% of its total revenues from businesses in Europe; or

•	Its equity securities are traded principally on a stock exchange in Europe.

Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of European issuers. Although the Fund emphasizes investments in developed countries, the Fund also may invest in securities of companies located in developing or emerging markets. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The investment manager is responsible for oversight of the Fund’s subadviser, Threadneedle International Limited (Threadneedle), an indirect, wholly-owned subsidiary of Ameriprise Financial, Inc., the parent company of the investment manager.

The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund’s exposure to foreign currency. From time to time the team may use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

PRINCIPAL RISKS OF INVESTING IN THE FUND

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Derivatives Risk. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

Columbia European Equity Fund

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Subadviser: Threadneedle International Limited

Portfolio Manager	Title	Managed Fund Since
Dan Ison	Lead Portfolio Manager	2011

BUYING AND SELLING SHARES

CLASSES A, B, C, I and R4

	Nonqualified accounts
	(all classes	Individual retirement
Minimum Initial Investment	except I)	accounts	Class I

For investors other than systematic investment plans	$2,000	$1,000	None
Systematic investment plans	$100	$100	None

	Nonqualified accounts
	(all classes	Individual retirement
Additional Investments	except I)	accounts	Class I

For investors other than systematic investment plans	$100	$100	None
Systematic investment plans	$100	$50	None

BUYING AND SELLING SHARES

CLASS Z

Minimum initial investment	Variable*
Additional investments	$100

*	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor.

Exchanging or Selling Shares

Your shares are redeemable — they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.

If your account was established directly with the Fund, you may request an exchange or sale of shares through one of the following methods:

By mail: Mail your exchange or sale request to:

Regular Mail: Columbia Management Investment Services Corp.,
P.O. Box 8081, Boston, MA 02266-8081

Express Mail: Columbia Management Investment Services Corp.,
30 Dan Road, Canton, MA 02021-2809

By telephone or wire transfer: Call 800.345.6611. A service fee may be charged against your account for each wire sent.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.

Summary of Columbia Floating Rate Fund

INVESTMENT OBJECTIVE

Columbia Floating Rate Fund (the Fund) seeks to provide shareholders with a high level of current income and, as a secondary objective, preservation of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.[          ] of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)

				Class I, R,
	Class A	Class B	Class C	R4, R5, W, Z

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.00%	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	5%	1%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class C		Class I		Class R
Management fees	—%		—%		—%		—%		—%
Distribution and/or service (12b-1) fees	—%		—%		—%		—%		—%
Other expenses	—%		—%		—%		—%		—%
[Acquired fund fees and expenses	—%		—%		—%		—%		—%	]
Total annual fund operating expenses	—%		—%		—%		—%		—%
[Less: Fee waiver/expense reimbursement(a)	(—%	)	(—%	)	(—%	)	(—%	)	(—%	)]
[Total annual fund operating expenses after fee waiver/expense reimbursement(a)	—%		—%		—%		—%		—%	]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class R4		Class R5		Class W		Class Z
Management fees	—%		—%		—%		—%
Distribution and/or service (12b-1) fees	—%		—%		—%		—%
Other expenses	—%		—%		—%		—%
[Acquired fund fees and expenses	—%		—%		—%	]	—%	]
Total annual fund operating expenses	—%		—%		—%		—%
[Less: Fee waiver/expense reimbursement(a)	(—%	)	(—%	)	(—%	)]	(—%	)]
[Total annual fund operating expenses after fee waiver/expense reimbursement(a)	—%		—%		—%	]	—%	]

[(a)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until [ ], unless sooner terminated at the sole discretion of the Fund’s Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed % for Class A, % for Class B, % for Class C, % for Class I, % for Class R, % for Class R4, % for Class R5, % for Class W and % for Class Z.

Columbia Floating Rate Fund

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. [The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table.] Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

Class A (whether or not shares are redeemed)	$—	$—	$—	$—
Class B (if shares are redeemed)	$—	$—	$—	$—
Class B (if shares are not redeemed)	$—	$—	$—	$—
Class C (if shares are redeemed)	$—	$—	$—	$—
Class C (if shares are not redeemed)	$—	$—	$—	$—
Class I (whether or not shares are redeemed)	$—	$—	$—	$—
Class R (whether or not shares are redeemed)	$—	$—	$—	$—
Class R4 (whether or not shares are redeemed)	$—	$—	$—	$—
Class R5 (whether or not shares are redeemed)	$—	$—	$—	$—
Class W (whether or not shares are redeemed)	$—	$—	$—	$—
Class Z (whether or not shares are redeemed)	$—	$—	$—	$—

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in floating rate loans and other floating rate debt securities. These debt obligations will generally be rated non-investment grade by recognized rating agencies (similar to “junk bonds”) or, if unrated, be considered by the investment manager, Columbia Management Investment Advisers, LLC, to be of comparable quality. Up to 25% of the Fund’s net assets may be invested in foreign investments. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

Floating rate loans are debt obligations of companies and other similar entities that have interest rates that adjust or “float” periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate (such as LIBOR (London Interbank Offered Rate)) plus a premium). Floating rate loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. The Fund may acquire loans directly through the agent or from another holder of the loan by assignment. They are generally valued on a daily basis by independent pricing services.

The Fund normally invests in senior secured floating rate loans. Senior secured floating rate loans ordinarily are secured by specific collateral or assets of the borrower so that holders of the loans will have a claim on those assets senior to the claim of certain other parties in the event of default or bankruptcy by the borrower. These loans usually are senior in rank to other securities issued by the borrower (such as common stock or other debt instruments). The proceeds of the loan primarily are used by the borrower to finance leveraged buy-outs, recapitalizations, dividends to sponsors, mergers and acquisitions, and, to a lesser extent, to finance internal growth or for other corporate purposes. Senior floating rate loans held by the Fund will generally have final maturities of nine years or less.

To the extent the Fund invests in derivatives securities, the Fund may count the value of derivative securities with floating rate loan characteristics towards its 80% policy.

The investment manager may also invest in other securities, including investment grade fixed income debt obligations, non-investment grade fixed income debt obligations and certain money market instruments. For purposes of the 80% policy, money market holdings with a remaining maturity of less than 60 days will be deemed floating rate assets.

Columbia Floating Rate Fund

PRINCIPAL RISKS OF INVESTING IN THE FUND

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a borrower, a single issuer, sector of the economy, industry, or the market as a whole. The market value of floating rate loans and other securities may fluctuate, sometimes rapidly and unpredictably.

Credit Risk. Credit risk is the risk that loans or other securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the borrower of the loan or the issuer of the security may or will default or otherwise become unable or unwilling to honor its financial obligations, including as a result of bankruptcy. Bankruptcies may cause a delay to the Fund in acting on the collateral securing a loan, which may adversely affect the Fund. Further, there is risk that a court could take action adverse to the holders of a loan. A default or expected default of a loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it. Unrated loans or securities held by the Fund present increased credit risk.

Liquidity Risk. Floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Securities may trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance.

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Confidential Information Access Risk. The investment manager normally will seek to avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans (including from the issuer itself) being considered for acquisition by the Fund, or held in the Fund. The investment manager’s decision not to receive Confidential Information may disadvantage the Fund.

Counterparty Risk. Counterparty credit risk is the risk that a Fund’s counterparty becomes bankrupt or otherwise fails to perform its obligations, and the Fund may obtain no or only limited recovery of its investments, and any recovery may be significantly delayed.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

High Yield Securities Risk. The Fund’s investment in below-investment grade loans or other debt securities (i.e., high-yield or junk) exposes the Fund to a greater risk of loss than a fund which invests solely in investment grade loans or other debt securities.

Highly Leveraged Transactions Risk. The loans and other securities in which the Fund invests include highly leveraged transactions whereby the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

Impairment of Collateral Risk. The value of any collateral securing a floating rate loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Floating rate loans may decline in value.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations. Securities with floating interest rates may decline in value if their interest rates do not rise as much as interest rates in general. Because rates on certain floating rate loans and other debt securities reset only periodically, changes in prevailing interest rates (particularly sudden and significant changes) can be expected to cause fluctuations in the Fund’s net asset value.

Columbia Floating Rate Fund

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Lynn A. Hopton	Portfolio Manager	2011
Yvonne E. Stevens	Portfolio Manager	2011
Steven B. Staver	Portfolio Manager	2011

BUYING AND SELLING SHARES

CLASSES A, B, C, I, R, R4, R5 and W

	Nonqualified accounts
	(all classes	Individual retirement	Class I,
Minimum Initial Investment [(all classes)]	except I, R and W)	accounts	Class R	Class W

For investors other than systematic investment plans	$5,000	$1,000	None	$500
Systematic investment plans	$5,000	$100	None	$500

	Nonqualified accounts
	(all classes	Individual retirement	Class I,
Additional Investments	except I, R and W)	accounts	Class R	Class W

For investors other than systematic investment plans	$100	$100	None	None
Systematic investment plans	$100	$50	None	None

BUYING AND SELLING SHARES

CLASS Z

Minimum initial investment	Variable	*
Additional investments	$100

*	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor.

Exchanging or Selling Shares

Your shares are redeemable — they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.

If your account was established directly with the Fund, you may request an exchange or sale of shares through one of the following methods:

By mail: Mail your exchange or sale request to:

Regular Mail: Columbia Management Investment Services Corp.,
P.O. Box 8081, Boston, MA 02266-8081

Express Mail: Columbia Management Investment Services Corp.,
30 Dan Road, Canton, MA 02021-2809

By telephone or wire transfer: Call 800.345.6611. A service fee may be charged against your account for each wire sent.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Columbia Floating Rate Fund

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.

Summary of Columbia Frontier Fund

INVESTMENT OBJECTIVE

Columbia Frontier Fund (the Fund) seeks to provide shareholders with growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.[          ] of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)

				Class I, R,
	Class A	Class B	Class C	R4, R5, Z

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	5%	1%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class C		Class I		Class R
Management fees	—%		—%		—%		—%		—%
Distribution and/or service (12b-1) fees	—%		—%		—%		—%		—%
Other expenses	—%		—%		—%		—%		—%
[Acquired fund fees and expenses	—%		—%		—%		—%		—%	]
Total annual fund operating expenses	—%		—%		—%		—%		—%
[Less: Fee waiver/expense reimbursement(a)	(—%	)	(—%	)	(—%	)	(—%	)	(—%	)]
[Total annual fund operating expenses after fee waiver/expense reimbursement(a)	—%		—%		—%		—%		—%	]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class R4		Class R5		Class Z
Management fees	—%		—%		—%
Distribution and/or service (12b-1) fees	—%		—%		—%
Other expenses	—%		—%		—%
[Acquired fund fees and expenses	—%		—%		—%	]
Total annual fund operating expenses	—%		—%		—%
[Less: Fee waiver/expense reimbursement(a)	(—%	)	(—%	)	(—%	)]
[Total annual fund operating expenses after fee waiver/expense reimbursement(a)	—%		—%		—%	]

[(a)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until [ ], unless sooner terminated at the sole discretion of the Fund’s Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed % for Class A, % for Class B, % for Class C, % for Class I, % for Class R, % for Class R4, % for Class R5 and % for Class Z.

Columbia Frontier Fund

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. [The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table.] Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

Class A (whether or not shares are redeemed)	$—	$—	$—	$—
Class B (if shares are redeemed)	$—	$—	$—	$—
Class B (if shares are not redeemed)	$—	$—	$—	$—
Class C (if shares are redeemed)	$—	$—	$—	$—
Class C (if shares are not redeemed)	$—	$—	$—	$—
Class I (whether or not shares are redeemed)	$—	$—	$—	$—
Class R (whether or not shares are redeemed)	$—	$—	$—	$—
Class R4 (whether or not shares are redeemed)	$—	$—	$—	$—
Class R5 (whether or not shares are redeemed)	$—	$—	$—	$—
Class Z (whether or not shares are redeemed)	$—	$—	$—	$—

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Although the Fund may invest in the securities of any company, the Fund invests at least 65% of its net assets (including any amounts borrowed for investment purposes), determined at the time of investment, in equity securities of small U.S. companies. For these purposes, small companies are currently defined as companies with market capitalization, at the time of purchase, of $2 billion or less. Companies are selected for their growth prospects (as identified by the investment manager).

The Fund invests primarily in common stocks; however, it may also invest in preferred stocks, securities convertible into common stocks, and stock purchase warrants if the investment manager believes these investments offer capital growth opportunities.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other funds if that style falls out of favor with the market.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small Company Risk. Investments in small companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Columbia Frontier Fund

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
John K. Schonberg, CFA	Portfolio Manager	2011
Mike Marzolf	Associate Portfolio Manager	2011
Sam Murphy	Associate Portfolio Manager	2011

BUYING AND SELLING SHARES

CLASSES A, B, C, I, R, R4 and R5

	Nonqualified accounts
	(all classes	Individual retirement	Class I,
Minimum Initial Investment	except I and R)	accounts	Class R

For investors other than systematic investment plans	$2,000	$1,000	None
Systematic investment plans	$100	$100	None

	Nonqualified accounts
	(all classes	Individual retirement	Class I,
Additional Investments	except I and R)	accounts	Class R

For investors other than systematic investment plans	$100	$100	None
Systematic investment plans	$100	$50	None

BUYING AND SELLING SHARES

CLASS Z

Minimum initial investment	Variable*
Additional investments	$100

*	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor.

Exchanging or Selling Shares

Your shares are redeemable — they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.

If your account was established directly with the Fund, you may request an exchange or sale of shares through one of the following methods:

By mail: Mail your exchange or sale request to:

Regular Mail: Columbia Management Investment Services Corp.,
P.O. Box 8081, Boston, MA 02266-8081

Express Mail: Columbia Management Investment Services Corp.,
30 Dan Road, Canton, MA 02021-2809

By telephone or wire transfer: Call 800.345.6611. A service fee may be charged against your account for each wire sent.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.

Summary of Columbia Global Bond Fund

INVESTMENT OBJECTIVE

Columbia Global Bond Fund (the Fund) seeks to provide shareholders with high total return through income and growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.[          ] of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)

				Class I, R,
	Class A	Class B	Class C	R4, W, Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	5%	1%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class C		Class I		Class R
Management fees	—%		—%		—%		—%		—%
Distribution and/or service (12b-1) fees	—%		—%		—%		—%		—%
Other expenses	—%		—%		—%		—%		—%
[Acquired fund fees and expenses	—%		—%		—%		—%		—%	]
Total annual fund operating expenses	—%		—%		—%		—%		—%
[Less: Fee waiver/expense reimbursement(a)	(—%	)	(—%	)	(—%	)	(—%	)	(—%	)]
[Total annual fund operating expenses after fee waiver/expense reimbursement(a)	—%		—%		—%		—%		—%	]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class R4		Class W		Class Z
Management fees	—%		—%		—%
Distribution and/or service (12b-1) fees	—%		—%		—%
Other expenses	—%		—%		—%
[Acquired fund fees and expenses	—%		—%	]	—%	]
Total annual fund operating expenses	—%		—%		—%
[Less: Fee waiver/expense reimbursement(a)	(—%	)	(—%	)]	(—%	)]
[Total annual fund operating expenses after fee waiver/expense reimbursement(a)	—%		—%	]	—%	]

[(a)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until [ ], unless sooner terminated at the sole discretion of the Fund’s Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed % for Class A, % for Class B, % for Class C, % for Class I, % for Class R, % for Class R4, % for Class W and % for Class Z.

Columbia Global Bond Fund

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. [The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table.] Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

Class A (whether or not shares are redeemed)	$—	$—	$—	$—
Class B (if shares are redeemed)	$—	$—	$—	$—
Class B (if shares are not redeemed)	$—	$—	$—	$—
Class C (if shares are redeemed)	$—	$—	$—	$—
Class C (if shares are not redeemed)	$—	$—	$—	$—
Class I (whether or not shares are redeemed)	$—	$—	$—	$—
Class R (whether or not shares are redeemed)	$—	$—	$—	$—
Class R4 (whether or not shares are redeemed)	$—	$—	$—	$—
Class W (whether or not shares are redeemed)	$—	$—	$—	$—
Class Z (whether or not shares are redeemed)	$—	$—	$—	$—

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a non-diversified mutual fund that invests primarily in debt obligations of U.S. and foreign issuers. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in investment-grade corporate or government debt obligations, including money market instruments, of issuers located in at least three different countries. Although the Fund emphasizes high and medium-quality debt securities, it may assume some credit risk in seeking to achieve higher dividends and /or capital appreciation by buying below investment-grade bonds (junk bonds). The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

Under normal market conditions, the Fund generally will invest at least 40% of its net assets in debt obligations of foreign governments, and companies that (a) maintain their principal place of business or conduct their principal business activities outside the U.S., (b) have their securities traded on non-U.S. exchanges or (c) have been formed under the laws of non-U.S. countries. The investment manager may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these securities or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S.

The investment manager monitors the Fund’s exposure to interest rate and foreign currency fluctuations.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, interest rate fluctuations or currency fluctuations, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Columbia Global Bond Fund

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk.

Derivatives Risk. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

High-Yield Securities Risk. The Fund’s investment in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss than a fund that invests solely in investment grade securities.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Non-Diversification Risk. Compared with a “diversified” fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer. A decline in the value of that investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Sector Risk. Investments that are concentrated in a particular issuer, geographic region industry or sector will be more susceptible to changes in price. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Nicholas Pifer, CFA	Portfolio Manager	2011

Columbia Global Bond Fund

BUYING AND SELLING SHARES

CLASSES A, B, C, I, R, R4 and W

	Nonqualified accounts
	(all classes	Individual retirement	Class I,
Minimum Initial Investment	except I, R and W)	accounts	Class R	Class W

For investors other than systematic investment plans	$2,000	$1,000	None	$500
Systematic investment plans	$100	$100	None	$500

	Nonqualified accounts
	(all classes	Individual retirement	Class I,
Additional Investments	except I, R and W)	accounts	Class R	Class W

For investors other than systematic investment plans	$100	$100	None	None
Systematic investment plans	$100	$50	None	None

BUYING AND SELLING SHARES

CLASS Z

Minimum initial investment	Variable*
Additional investments	$100

*	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor.

Exchanging or Selling Shares

Your shares are redeemable — they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.

If your account was established directly with the Fund, you may request an exchange or sale of shares through one of the following methods:

By mail: Mail your exchange or sale request to:

Regular Mail: Columbia Management Investment Services Corp.,
P.O. Box 8081, Boston, MA 02266-8081

Express Mail: Columbia Management Investment Services Corp.,
30 Dan Road, Canton, MA 02021-2809

By telephone or wire transfer: Call 800.345.6611. A service fee may be charged against your account for each wire sent.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.

Summary of Columbia Global Equity Fund

INVESTMENT OBJECTIVE

Columbia Global Equity Fund (the Fund) seeks to provide shareholders with long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.[          ] of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)

				Class I, R,
	Class A	Class B	Class C	R4, R5, W, Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	5%	1%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class C		Class I		Class R
Management fees	—%		—%		—%		—%		—%
Distribution and/or service (12b-1) fees	—%		—%		—%		—%		—%
Other expenses	—%		—%		—%		—%		—%
[Acquired fund fees and expenses	—%		—%		—%		—%		—%	]
Total annual fund operating expenses	—%		—%		—%		—%		—%
[Less: Fee waiver/expense reimbursement(a)	(—%	)	(—%	)	(—%	)	(—%	)	(—%	)]
[Total annual fund operating expenses after fee waiver/expense reimbursement(a)	—%		—%		—%		—%		—%	]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class R4		Class R5		Class W		Class Z
Management fees	—%		—%		—%		—%
Distribution and/or service (12b-1) fees	—%		—%		—%		—%
Other expenses	—%		—%		—%		—%
[Acquired fund fees and expenses	—%		—%		—%	]	—%	]
Total annual fund operating expenses	—%		—%		—%		—%
[Less: Fee waiver/expense reimbursement(a)	(—%	)	(—%	)	(—%	)]	(—%	)]
[Total annual fund operating expenses after fee waiver/expense reimbursement(a)	—%		—%		—%	]	—%	]

[(a)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until [ ], unless sooner terminated at the sole discretion of the Fund’s Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed % for Class A, % for Class B, % for Class C, % for Class I, % for Class R, % for Class R4, % for Class R5, % for Class W and % for Class Z.

Columbia Global Equity Fund

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. [The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table.] Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

Class A (whether or not shares are redeemed)	$—	$—	$—	$—
Class B (if shares are redeemed)	$—	$—	$—	$—
Class B (if shares are not redeemed)	$—	$—	$—	$—
Class C (if shares are redeemed)	$—	$—	$—	$—
Class C (if shares are not redeemed)	$—	$—	$—	$—
Class I (whether or not shares are redeemed)	$—	$—	$—	$—
Class R (whether or not shares are redeemed)	$—	$—	$—	$—
Class R4 (whether or not shares are redeemed)	$—	$—	$—	$—
Class R5 (whether or not shares are redeemed)	$—	$—	$—	$—
Class W (whether or not shares are redeemed)	$—	$—	$—	$—
Class Z (whether or not shares are redeemed)	$—	$—	$—	$—

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in equity securities, including securities of companies located in developed and emerging countries. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

Under normal market conditions, the Fund generally will invest at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. The Fund’s subadviser may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these securities or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S.

Columbia Management Investment Advisers, LLC (the investment manager) is responsible for oversight of the Fund’s subadviser, Threadneedle International Limited (Threadneedle), an indirect wholly-owned subsidiary of Ameriprise Financial, Inc., the parent company of the investment manager.

The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund’s exposure to foreign currency. From time to time the team may use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

PRINCIPAL RISKS OF INVESTING IN THE FUND

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Derivatives Risk. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Columbia Global Equity Fund

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Subadviser: Threadneedle International Limited

Portfolio Manager	Title	Managed Fund Since
Stephen Thornber	Portfolio Manager	2011
Andrew Holliman, CFA	Deputy Portfolio Manager	2011

BUYING AND SELLING SHARES

CLASSES A, B, C, I, R, R4, R5 and W

	Nonqualified accounts
	(all classes	Individual retirement	Class I,
Minimum Initial Investment	except I, R and W)	accounts	Class R	Class W

For investors other than systematic investment plans	$2,000	$1,000	None	$500
Systematic investment plans	$100	$100	None	$500

	Nonqualified accounts
	(all classes	Individual retirement	Class I,
Additional Investments	except I, R and W)	accounts	Class R	Class W

For investors other than systematic investment plans	$100	$100	None	None
Systematic investment plans	$100	$50	None	None

BUYING AND SELLING SHARES

CLASS Z

Minimum initial investment	Variable*
Additional investments	$100

*	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor.

Exchanging or Selling Shares

Your shares are redeemable — they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.

If your account was established directly with the Fund, you may request an exchange or sale of shares through one of the following methods:

By mail: Mail your exchange or sale request to:

Regular Mail: Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081

Columbia Global Equity Fund

Express Mail: Columbia Management Investment Services Corp., 30 Dan Road, Canton, MA 02021-2809

By telephone or wire transfer: Call 800.345.6611. A service fee may be charged against your account for each wire sent.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.

Summary of Columbia Global Extended Alpha Fund

INVESTMENT OBJECTIVE

Columbia Global Extended Alpha Fund (the Fund) seeks to provide shareholders with long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.[          ] of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)

				Class I, R,
	Class A	Class B	Class C	R4, Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	5%	1%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class C		Class I		Class R
Management fees	—%		—%		—%		—%		—%
Distribution and/or service (12b-1) fees	—%		—%		—%		—%		—%
Other expenses	—%		—%		—%		—%		—%
[Acquired fund fees and expenses	—%		—%		—%		—%		—%	]
Total annual fund operating expenses	—%		—%		—%		—%		—%
[Less: Fee waiver/expense reimbursement(a)	(—%	)	(—%	)	(—%	)	(—%	)	(—%	)]
[Total annual fund operating expenses after fee waiver/expense reimbursement(a)	—%		—%		—%		—%		—%	]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class R4		Class Z
Management fees	—%		—%
Distribution and/or service (12b-1) fees	—%		—%
Other expenses	—%		—%
[Acquired fund fees and expenses	—%		—%	]
Total annual fund operating expenses	—%		—%
[Less: Fee waiver/expense reimbursement(a)	(—%	)	(—%	)]
[Total annual fund operating expenses after fee waiver/expense reimbursement(a)	—%		—%	]

[(a)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until [ ], unless sooner terminated at the sole discretion of the Fund’s Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed % for Class A, % for Class B, % for Class C, % for Class I, % for Class R, % for Class R4 and % for Class Z.

Columbia Global Extended Alpha Fund

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. [The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table.] Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

Class A (whether or not shares are redeemed)	$—	$—	$—	$—
Class B (if shares are redeemed)	$—	$—	$—	$—
Class B (if shares are not redeemed)	$—	$—	$—	$—
Class C (if shares are redeemed)	$—	$—	$—	$—
Class C (if shares are not redeemed)	$—	$—	$—	$—
Class I (whether or not shares are redeemed)	$—	$—	$—	$—
Class R (whether or not shares are redeemed)	$—	$—	$—	$—
Class R4 (whether or not shares are redeemed)	$—	$—	$—	$—
Class Z (whether or not shares are redeemed)	$—	$—	$—	$—

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund will invest primarily in equity securities, including at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. The Fund’s subadviser may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these securities or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S. The Fund may invest in equity securities of companies located in developed and emerging markets. The Fund will hold both long and short positions. A long position is an ordinary purchase of a security. When the Fund takes a short position, it sells a security that it has borrowed in anticipation of a decline in the price of the security. The subadviser is able to invest the proceeds from its short positions in additional long positions, ‘extending’ the equity exposure of the Fund in an effort to achieve an enhanced level of ‘alpha.’ Alpha represents how much the Fund’s return is attributable to the subadviser’s ability to deliver above-average returns, adjusted for risk. To complete a short sale transaction, the Fund buys back the same security in the market and returns it to the lender.

If the price of the security falls sufficiently, the Fund will make money. If it instead increases in price, the Fund will lose money. Both long and short positions may be obtained through buying or selling individual securities or creating similar long or short exposure through the use of derivative instruments.

The Fund expects to maintain an approximate net long asset exposure to the equity market (long market exposure minus short market exposure) between 90% and 105%, targeting 110% to 140% gross long exposure and 10% to 40% gross short exposure. Actual exposure will vary over time based on factors such as market movements and the portfolio management team’s assessment of market conditions and may result in the Fund not taking short positions from time to time.

In addition to individual stocks, the portfolio management team may use exchange traded funds (ETFs), and certain derivative instruments, including portfolio and equity swaps, futures, options and forward contracts. These instruments may be used by the Fund to obtain additional long or short exposure to a security (or basket of securities) or to hedge existing long or short positions.

Columbia Management Investment Advisers, LLC (the investment manager) is responsible for oversight of the Fund’s subadviser, Threadneedle International Limited (Threadneedle), an indirect wholly-owned subsidiary of Ameriprise Financial, Inc., the parent company of the investment manager. In pursuit of the Fund’s objective, Threadneedle seeks to identify securities that offer the greatest promise for outperformance (long positions) and securities with the greatest promise for underperformance (short positions).

Columbia Global Extended Alpha Fund

In addition to selling securities short that Threadneedle believes have the greatest promise for underperformance, Threadneedle may also establish short positions in an effort to mitigate potential additional risks introduced through the selection of the Fund’s active long and short positions.

The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund’s exposure to foreign currency. From time to time the team may hold foreign currencies, or use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

PRINCIPAL RISKS OF INVESTING IN THE FUND

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives. A fund that takes both long and short positions presents increased risk.

Counterparty Risk. Counterparty credit risk is the risk that a Fund’s counterparty becomes bankrupt or otherwise fails to perform its obligations, and the Fund may obtain no or only limited recovery of its investments, and any recovery may be significantly delayed.

Derivatives Risk. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

ETF Risk. ETFs are subject to, among other risks, tracking risk and passive investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through the Fund’s ownership of the ETF.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or other instruments or techniques. The use of leverage creates greater likelihood of higher volatility of the Fund’s return and its net asset value. Changes in the value of the Fund’s portfolio securities will have a disproportionate effect on the net asset value per share when leverage is used. There is no guarantee that a leveraging strategy will be successful.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies.

Short Selling Risk. The Fund may make short sales, which involves selling a security the Fund does not own in anticipation that the security’s price will decline. Short positions introduce more risk to the Fund than long positions (where the Fund owns security) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum price of the shorted security when purchased in the open market. Therefore, in theory, securities sold short have unlimited risk. The Fund’s use of short sales in effect “leverages” the Fund, as the Fund may use the cash proceeds from short sales to invest in additional long positions. Leverage potentially exposes the Fund to greater risks of loss due to unanticipated market movements, which may magnify losses and increase the volatility of returns. In addition, the Fund will incur additional expenses by engaging in short sales in the form of transaction costs, and interest and dividend expenses paid to the lender of the security.

Columbia Global Extended Alpha Fund

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Subadviser: Threadneedle International Limited

Portfolio Manager	Title	Managed Fund Since
Andrew Holliman, CFA	Portfolio Manager	2011
Jeremy Podger	Deputy Portfolio Manager	2011

BUYING AND SELLING SHARES

CLASSES A, B, C, I, R and R4

	Nonqualified accounts
	(all classes	Individual retirement	Class I,
Minimum Initial Investment	except I and R)	accounts	Class R

For investors other than systematic investment plans	$10,000	$1,000	None
Systematic investment plans	$10,000	$100	None

	Nonqualified accounts
	(all classes	Individual retirement	Class I,
Additional Investments	except I and R)	accounts	Class R

For investors other than systematic investment plans	$100	$100	None
Systematic investment plans	$100	$50	None

BUYING AND SELLING SHARES

CLASS Z

Minimum initial investment	Variable*
Additional investments	$100

*	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor.

Exchanging or Selling Shares

Your shares are redeemable — they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.

If your account was established directly with the Fund, you may request an exchange or sale of shares through one of the following methods:

By mail: Mail your exchange or sale request to:

Regular Mail: Columbia Management Investment Services Corp.,
P.O. Box 8081, Boston, MA 02266-8081

Express Mail: Columbia Management Investment Services Corp.,
30 Dan Road, Canton, MA 02021-2809

By telephone or wire transfer: Call 800.345.6611. A service fee may be charged against your account for each wire sent.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.

Summary of Columbia Government Money Market Fund

INVESTMENT OBJECTIVE

Columbia Government Money Market Fund (the Fund) seeks to preserve capital and to maximize liquidity and current income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class R, R5, Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	None	5%	1%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class C		Class R
Management fees	—%		—%		—%		—%
Distribution and/or service (12b-1) fees	—%		—%		—%		—%
Other expenses	—%		—%		—%		—%
[Acquired fund fees and expenses	—%		—%		—%		—%	]
Total annual fund operating expenses	—%		—%		—%		—%
[Less: Fee waiver/expense reimbursement(a)	(—%	)	(—%	)	(—%	)	(—%	)]
[Total annual fund operating expenses after fee waiver/expense reimbursement(a)	—%		—%		—%		—%	]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class R5		Class Z
Management fees	—%		—%
Distribution and/or service (12b-1) fees	—%		—%
Other expenses	—%		—%
[Acquired fund fees and expenses	—%		—%	]
Total annual fund operating expenses	—%		—%
[Less: Fee waiver/expense reimbursement(a)	(—%	)	(—%	)]
[Total annual fund operating expenses after fee waiver/expense reimbursement(a)	—%		—%	]

[(a)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until [ ], unless sooner terminated at the sole discretion of the Fund’s Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed % for Class A, % for Class B, % for Class C, % for Class R, % for Class R5 and % for Class Z.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. [The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table.] Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

Class A (whether or not shares are redeemed)	$—	$—	$—	$—
Class B (if shares are redeemed)	$—	$—	$—	$—
Class B (if shares are not redeemed)	$—	$—	$—	$—
Class C (if shares are redeemed)	$—	$—	$—	$—
Class C (if shares are not redeemed)	$—	$—	$—	$—
Class R (whether or not shares are redeemed)	$—	$—	$—	$—
Class R5 (whether or not shares are redeemed)	$—	$—	$—	$—
Class Z (whether or not shares are redeemed)	$—	$—	$—	$—

Columbia Government Money Market Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund will normally invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in high-quality, short-term money market securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The Fund will only purchase U.S. government securities, or securities rated in one of the two highest rating categories assigned to short-term debt securities by at least two nationally recognized statistical rating organizations (such as Moody’s Investors Service (Moody’s) or Standard & Poor’s Ratings Services (S&P)), or if not so rated, determined to be of comparable quality.

Currently, the Fund invests only in U.S. government securities and in securities that are rated in the top category by Moody’s and S&P. However, the Fund is permitted to invest up to 3% of its assets in securities rated in the second rating category by two rating organizations.

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other money market funds.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk.

Interest Rate Risk. A rise in the overall level of interest rates may result in the decline in the prices of fixed income securities held by the Fund. Falling interest rates may result in a decline in the Fund’s income and yield. The Fund’s yield will vary and there is no guarantee of positive net yield.

Repurchase Agreements. Repurchase agreements in which the Fund may invest could involve certain risks in the event of default by the seller, including possible delays and expenses in liquidating the securities underlying the agreement, decline in the value of the underlying securities and loss of interest.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

BUYING AND SELLING SHARES

CLASSES A, B, C, R and R5

	Nonqualified accounts
	(all classes	Individual retirement
Minimum Initial Investment	except R)	accounts	Class R

For investors other than systematic investment plans	$2,000	$1,000	None
Systematic investment plans	$2,000	$1,000	None

	Nonqualified accounts
	(all classes	Individual retirement
Additional Investments	except R)	accounts	Class R

For investors other than systematic investment plans	$100	$100	None
Systematic investment plans	$100	$50	None

Columbia Government Money Market Fund

BUYING AND SELLING SHARES

CLASS Z

Minimum initial investment	Variable	*
Additional investments	$100

*	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor.

Exchanging or Selling Shares

Your shares are redeemable — they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.

If your account was established directly with the Fund, you may request an exchange or sale of shares through one of the following methods:

By mail: Mail your exchange or sale request to:

Regular Mail: Columbia Management Investment Services Corp.,
P.O. Box 8081, Boston, MA 02266-8081

Express Mail: Columbia Management Investment Services Corp.,
30 Dan Road, Canton, MA 02021-2809

By telephone or wire transfer: Call 800.345.6611. A service fee may be charged against your account for each wire sent.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.

Summary of Columbia High Yield Bond Fund

INVESTMENT OBJECTIVE

Columbia High Yield Bond Fund (the Fund) seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.[          ] of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)

				Class I, R,
	Class A	Class B	Class C	R3, R4, R5, W, Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	5%	1%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class C		Class I		Class R
Management fees	—%		—%		—%		—%		—%
Distribution and/or service (12b-1) fees	—%		—%		—%		—%		—%
Other expenses	—%		—%		—%		—%		—%
[Acquired fund fees and expenses	—%		—%		—%		—%		—%	]
Total annual fund operating expenses	—%		—%		—%		—%		—%
[Less: Fee waiver/expense reimbursement(a)	(—%	)	(—%	)	(—%	)	(—%	)	(—%	)]
[Total annual fund operating expenses after fee waiver/expense reimbursement(a)	—%		—%		—%		—%		—%	]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class R3		Class R4		Class R5		Class W		Class Z
Management fees	—%		—%		—%		—%		—%
Distribution and/or service (12b-1) fees	—%		—%		—%		—%		—%
Other expenses	—%		—%		—%		—%		—%
[Acquired fund fees and expenses	—%		—%		—%		—%	]	—%	]
Total annual fund operating expenses	—%		—%		—%		—%		—%
[Less: Fee waiver/expense reimbursement(a)	(—%	)	(—%	)	(—%	)	(—%	)]	(—%	)]
[Total annual fund operating expenses after fee waiver/expense reimbursement(a)	—%		—%		—%		—%	]	—%	]

[(a)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until [ ], unless sooner terminated at the sole discretion of the Fund’s Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed % for Class A, % for Class B, % for Class C, % for Class I, % for Class R, % for Class R3, % for Class R4, % for Class R5, % for Class W and % for Class Z.

Columbia High Yield Bond Fund

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. [The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table.] Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

Class A (whether or not shares are redeemed)	$—	$—	$—	$—
Class B (if shares are redeemed)	$—	$—	$—	$—
Class B (if shares are not redeemed)	$—	$—	$—	$—
Class C (if shares are redeemed)	$—	$—	$—	$—
Class C (if shares are not redeemed)	$—	$—	$—	$—
Class I (whether or not shares are redeemed)	$—	$—	$—	$—
Class R (whether or not shares are redeemed)	$—	$—	$—	$—
Class R3 (whether or not shares are redeemed)	$—	$—	$—	$—
Class R4 (whether or not shares are redeemed)	$—	$—	$—	$—
Class R5 (whether or not shares are redeemed)	$—	$—	$—	$—
Class W (whether or not shares are redeemed)	$—	$—	$—	$—
Class Z (whether or not shares are redeemed)	$—	$—	$—	$—

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in high-yield debt instruments (commonly referred to as “junk” bonds or securities). These high yield debt instruments include corporate debt securities as well as bank loans rated below investment grade by a nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality. Up to 25% of the Fund’s net assets may be invested in high yield debt instruments of foreign issuers. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

Corporate debt securities in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities. Bank loans (which may commonly be referred to as “floating rate loans”), which are another form of financing, are typically secured, with interest rates that adjust or “float” periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR (London Interbank Offered Rate), plus a premium). Secured debt instruments are ordinarily secured by specific collateral or assets of the issuer or borrower such that holders of these instruments will have claims senior to the claims of other parties who hold unsecured instruments.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

PRINCIPAL RISKS OF INVESTING IN THE FUND

This Fund is designed for long-term investors with above-average risk tolerance. This Fund has a higher potential for volatility and loss of principal. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Columbia High Yield Bond Fund

Counterparty Risk. Counterparty credit risk is the risk that a Fund’s counterparty becomes bankrupt or otherwise fails to perform its obligations, and the Fund may obtain no or only limited recovery of its investments, and any recovery may be significantly delayed.

Credit Risk. Credit risk is the risk that loans or other securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the borrower of the loan or the issuer of the security may or will default or otherwise become unable or unwilling to honor its financial obligations, including as a result of bankruptcy. Bankruptcies may cause a delay to the Fund in acting on the collateral securing a loan, which may adversely affect the Fund. Further, there is risk that a court could take action adverse to the holders of a loan. A default or expected default of a loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it. Unrated loans or securities held by the Fund present increased credit risk.

Derivatives Risk. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

High-Yield Securities Risk. The Fund’s investment in below-investment grade loans or other debt securities (i.e., high-yield or junk) exposes the Fund to a greater risk of loss than a fund which invests solely in investment grade loans or other debt securities.

Highly Leveraged Transactions Risk. The loans and other securities in which the Fund invests include highly leveraged transactions whereby the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments

Impairment of Collateral Risk. The value of any collateral securing a floating rate loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Floating rate loans may decline in value.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Loans and other securities may trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

Columbia High Yield Bond Fund

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Jennifer Ponce de Leon	Portfolio Manager	2011
Brian Lavin, CFA	Portfolio Manager	2011

BUYING AND SELLING SHARES

CLASSES A, B, C, I, R, R3, R4, R5 and W

	Nonqualified accounts
	(all classes	Individual retirement	Class I,
Minimum Initial Investment	except I, R and W)	accounts	Class R	Class W

For investors other than systematic investment plans	$2,000	$1,000	None	$500
Systematic investment plans	$100	$100	None	$500

	Nonqualified accounts
	(all classes	Individual retirement	Class I,
Additional Investments	except I, R and W)	accounts	Class R	Class W

For investors other than systematic investment plans	$100	$100	None	None
Systematic investment plans	$100	$50	None	None

BUYING AND SELLING SHARES

CLASS Z

Minimum initial investment	Variable*
Additional investments	$100

*	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor.

Exchanging or Selling Shares

Your shares are redeemable — they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.

If your account was established directly with the Fund, you may request an exchange or sale of shares through one of the following methods:

By mail: Mail your exchange or sale request to:

Regular Mail: Columbia Management Investment Services Corp.,
P.O. Box 8081, Boston, MA 02266-8081

Express Mail: Columbia Management Investment Services Corp.,
30 Dan Road, Canton, MA 02021-2809

By telephone or wire transfer: Call 800.345.6611. A service fee may be charged against your account for each wire sent.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.

Summary of Columbia Income Opportunities Fund

INVESTMENT OBJECTIVE

Columbia Income Opportunities Fund (the Fund) seeks to provide shareholders with a high total return through current income and capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.[          ] of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)

				Class I, R,
	Class A	Class B	Class C	R4, W, Y, Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	5%	1%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class C		Class I		Class R
Management fees	—%		—%		—%		—%		—%
Distribution and/or service (12b-1) fees	—%		—%		—%		—%		—%
Other expenses	—%		—%		—%		—%		—%
[Acquired fund fees and expenses	—%		—%		—%		—%		—%	]
Total annual fund operating expenses	—%		—%		—%		—%		—%
[Less: Fee waiver/expense reimbursement(a)	(—%	)	(—%	)	(—%	)	(—%	)	(—%	)]
[Total annual fund operating expenses after fee waiver/expense reimbursement(a)	—%		—%		—%		—%		—%	]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class R4		Class W		Class Y		Class Z
Management fees	—%		—%		—%		—%
Distribution and/or service (12b-1) fees	—%		—%		—%		—%
Other expenses	—%		—%		—%		—%
[Acquired fund fees and expenses	—%		—%	]	—%	]	—%	]
Total annual fund operating expenses	—%		—%		—%		—%
[Less: Fee waiver/expense reimbursement(a)	(—%	)	(—%	)]	(—%	)]	(—%	)]
[Total annual fund operating expenses after fee waiver/expense reimbursement(a)	—%		—%	]	—%	]	—%	]

[(a)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until [ ], unless sooner terminated at the sole discretion of the Fund’s Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed % for Class A, % for Class B, % for Class C, % for Class I, % for Class R, % for Class R4, % for Class W, % for Class Y and % for Class Z.

Columbia Income Opportunities Fund

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. [The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table.] Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

Class A (whether or not shares are redeemed)	$—	$—	$—	$—
Class B (if shares are redeemed)	$—	$—	$—	$—
Class B (if shares are not redeemed)	$—	$—	$—	$—
Class C (if shares are redeemed)	$—	$—	$—	$—
Class C (if shares are not redeemed)	$—	$—	$—	$—
Class I (whether or not shares are redeemed)	$—	$—	$—	$—
Class R (whether or not shares are redeemed)	$—	$—	$—	$—
Class R4 (whether or not shares are redeemed)	$—	$—	$—	$—
Class W (whether or not shares are redeemed)	$—	$—	$—	$—
Class Y (whether or not shares are redeemed)	$—	$—	$—	$—
Class Z (whether or not shares are redeemed)	$—	$—	$—	$—

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund’s assets are invested primarily in income-producing debt securities, with an emphasis on the higher rated segment of the high-yield (junk bond) market. These income-producing debt securities include corporate debt securities as well as bank loans. The Fund will purchase only securities rated B or above, or unrated securities believed by the investment manager to be of the same quality. If a security falls below a B rating after investment by the Fund, the Fund may continue to hold the security. Up to 25% of the Fund’s net assets may be in foreign investments.

Corporate debt securities in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities. Bank loans (which may commonly be referred to as “floating rate loans”), which are another form of financing, are typically secured, with interest rates that adjust or “float” periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR (London Interbank Offered Rate), plus a premium). Secured debt instruments are ordinarily secured by specific collateral or assets of the issuer or borrower such that holders of these instruments will have claims senior to the claims of other parties who hold unsecured instruments.

Because the Fund emphasizes high-yield investments, analysis of credit risk is more important in selecting investments than either maturity or duration. While maturity and duration are both closely monitored, neither is a primary factor in the decision making process.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Counterparty Risk. Counterparty credit risk is the risk that a Fund’s counterparty becomes bankrupt or otherwise fails to perform its obligations, and the Fund may obtain no or only limited recovery of its investments, and any recovery may be significantly delayed.

Columbia Income Opportunities Fund

Credit Risk. Credit risk is the risk that loans or other securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the borrower of the loan or the issuer of the security may or will default or otherwise become unable or unwilling to honor its financial obligations, including as a result of bankruptcy. Bankruptcies may cause a delay to the Fund in acting on the collateral securing a loan, which may adversely affect the Fund. Further, there is risk that a court could take action adverse to the holders of a loan. A default or expected default of a loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it. Unrated loans or securities held by the Fund present increased credit risk.

High-Yield Securities Risk. The Fund’s investment in below-investment grade loans or other debt securities (i.e., high-yield or junk) exposes the Fund to a greater risk of loss than a fund which invests solely in investment grade loans or similarly rated debt securities.

Highly Leveraged Transactions Risk. The loans and other securities in which the Fund invests include highly leveraged transactions whereby the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

Impairment of Collateral Risk. The value of any collateral securing a floating rate loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Floating rate loans may decline in value.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations. Securities with floating interest rates may decline in value if their interest rates do not rise as much as interest rates in general. Because rates on certain floating rate loans and other debt securities reset only periodically, changes in prevailing interest rates (particularly sudden and significant changes) can be expected to cause fluctuations in the Fund’s net asset value.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Loans and other securities may trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Brian Lavin, CFA	Portfolio Manager	2011

Columbia Income Opportunities Fund

BUYING AND SELLING SHARES

CLASSES A, B, C, I, R, R4 and W

	Nonqualified accounts
	(all classes	Individual retirement	Class I,
Minimum Initial Investment	except I, R and W)	accounts	Class R	Class W

For investors other than systematic investment plans	$2,000	$1,000	None	$500
Systematic investment plans	$100	$100	None	$500

	Nonqualified accounts
	(all classes	Individual retirement	Class I,
Additional Investments	except I, R and W)	accounts	Class R	Class W

For investors other than systematic investment plans	$100	$100	None	None
Systematic investment plans	$100	$50	None	None

BUYING AND SELLING SHARES

CLASS Y

Minimum initial investment	Variable*
Additional investments	$100+

*	$1 million for individual investors and institutional clients, and no minimum initial investment for Group retirement plans with $10 million in plan assets.

BUYING AND SELLING SHARES

CLASS Z

Minimum initial investment	Variable*
Additional investments	$100

*	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor.

Exchanging or Selling Shares

Your shares are redeemable — they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.

If your account was established directly with the Fund, you may request an exchange or sale of shares through one of the following methods:

By mail: Mail your exchange or sale request to:

Regular Mail: Columbia Management Investment Services Corp.,
P.O. Box 8081, Boston, MA 02266-8081

Express Mail: Columbia Management Investment Services Corp.,
30 Dan Road, Canton, MA 02021-2809

By telephone or wire transfer: Call 800.345.6611. A service fee may be charged against your account for each wire sent.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.

Summary of Columbia Inflation Protected Securities Fund

INVESTMENT OBJECTIVE

Columbia Inflation Protected Securities Fund (the Fund) seeks to provide shareholders with total return that exceeds the rate of inflation over the long term.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.[          ] of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)

				Class I, R,
	Class A	Class B	Class C	R4, W, Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.00%	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	5%	1%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class C		Class I		Class R		Class R4		Class W		Class Z
Management fees	—%		—%		—%		—%		—%		—%		—%		—%
Distribution and/or service (12b-1) fees	—%		—%		—%		—%		—%		—%		—%		—%
Other expenses	—%		—%		—%		—%		—%		—%		—%		—%
[Acquired fund fees and expenses	—%		—%		—%		—%		—%	]	—%		—%	]	—%	]
Total annual fund operating expenses	—%		—%		—%		—%		—%		—%		—%		—%
[Less: Fee waiver/expense reimbursement(a)	(—%	)	(—%	)	(—%	)	(—%	)	(—%	)]	(—%	)	(—%	)]	(—%	)]
[Total annual fund operating expenses after fee waiver/expense reimbursement(a)	—%		—%		—%		—%		—%	]	—%		—%	]	—%	]

[(a)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until [ ], unless sooner terminated at the sole discretion of the Fund’s Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed % for Class A, % for Class B, % for Class C, % for Class I, % for Class R, % for Class R4, % for Class W and % for Class Z.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. [The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table.] Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

Class A (whether or not shares are redeemed)	$—	$—	$—	$—
Class B (if shares are redeemed)	$—	$—	$—	$—
Class B (if shares are not redeemed)	$—	$—	$—	$—
Class C (if shares are redeemed)	$—	$—	$—	$—
Class C (if shares are not redeemed)	$—	$—	$—	$—
Class I (whether or not shares are redeemed)	$—	$—	$—	$—
Class R (whether or not shares are redeemed)	$—	$—	$—	$—
Class R4 (whether or not shares are redeemed)	$—	$—	$—	$—
Class W (whether or not shares are redeemed)	$—	$—	$—	$—
Class Z (whether or not shares are redeemed)	$—	$—	$—	$—

Columbia Inflation Protected Securities Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a non-diversified fund that, under normal market conditions, invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by the U.S. government and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. The Fund currently intends to focus on inflation-protected debt securities issued by the U.S. Treasury. The Fund invests only in securities rated investment grade at the time of purchase by a third-party rating agency or, if unrated, deemed by the Fund’s investment manager to be of comparable quality. Inflation-protected securities are designed to protect the future purchasing power of the money invested in them.

The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury uses the Consumer Price Index for Urban Consumers (non seasonally adjusted) as the inflation measure. Up to 20% of the Fund’s net assets may be invested in non-inflation protected debt obligations issued by U.S. and foreign governments, their agencies and instrumentalities, as well as U.S. and foreign corporate debt obligations, mortgage and asset-backed securities and money market instruments. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk.

Inflation Protected Securities Risk. Inflation-protected debt securities tend to react to change in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Non-Diversification Risk. Compared with a “diversified” fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer. A decline in the value of that investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Columbia Inflation Protected Securities Fund

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Nicholas Pifer, CFA	Portfolio Manager	2011
Vishal Khanduja, CFA	Portfolio Manager	2011

BUYING AND SELLING SHARES

CLASSES A, B, C, I, R, R4 and W

	Nonqualified accounts
	(all classes	Individual retirement	Class I,
Minimum Initial Investment	except I, R and W)	accounts	Class R	Class W

For investors other than systematic investment plans	$5,000	$1,000	None	$500
Systematic investment plans	$5,000	$100	None	$500

	Nonqualified accounts
	(all classes	Individual retirement	Class I,
Additional Investments	except I, R and W)	accounts	Class R	Class W

For investors other than systematic investment plans	$100	$100	None	None
Systematic investment plans	$100	$50	None	None

BUYING AND SELLING SHARES

CLASS Z

Minimum initial investment	Variable*
Additional investments	$100

*	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor.

Exchanging or Selling Shares

Your shares are redeemable — they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.

If your account was established directly with the Fund, you may request an exchange or sale of shares through one of the following methods:

By mail: Mail your exchange or sale request to:

Regular Mail: Columbia Management Investment Services Corp.,
P.O. Box 8081, Boston, MA 02266-8081

Express Mail: Columbia Management Investment Services Corp.,
30 Dan Road, Canton, MA 02021-2809

By telephone or wire transfer: Call 800.345.6611. A service fee may be charged against your account for each wire sent.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.

Summary of Columbia Large Core Quantitative Fund

INVESTMENT OBJECTIVE

Columbia Large Core Quantitative Fund (the Fund) seeks to provide shareholders with long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.[          ] of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)

				Class I, R,
	Class A	Class B	Class C	R4, R5, W, Z

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	5%	1%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class C		Class I		Class R
Management fees	—%		—%		—%		—%		—%
Distribution and/or service (12b-1) fees	—%		—%		—%		—%		—%
Other expenses	—%		—%		—%		—%		—%
[Acquired fund fees and expenses	—%		—%		—%		—%		—%	]
Total annual fund operating expenses	—%		—%		—%		—%		—%
[Less: Fee waiver/expense reimbursement(a)	(—%	)	(—%	)	(—%	)	(—%	)	(—%	)]
[Total annual fund operating expenses after fee waiver/expense reimbursement(a)	—%		—%		—%		—%		—%	]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class R4		Class R5		Class W		Class Z
Management fees	—%		—%		—%		—%
Distribution and/or service (12b-1) fees	—%		—%		—%		—%
Other expenses	—%		—%		—%		—%
[Acquired fund fees and expenses	—%		—%		—%	]	—%	]
Total annual fund operating expenses	—%		—%		—%		—%
[Less: Fee waiver/expense reimbursement(a)	(—%	)	(—%	)	(—%	)]	(—%	)]
[Total annual fund operating expenses after fee waiver/expense reimbursement(a)	—%		—%		—%	]	—%	]

[(a)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until [ ], unless sooner terminated at the sole discretion of the Fund’s Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed % for Class A, % for Class B, % for Class C, % for Class I, % for Class R, % for Class R4, % for Class R5, % for Class W and % for Class Z.

Columbia Large Core Quantitative Fund

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. [The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table.] Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

Class A (whether or not shares are redeemed)	$—	$—	$—	$—
Class B (if shares are redeemed)	$—	$—	$—	$—
Class B (if shares are not redeemed)	$—	$—	$—	$—
Class C (if shares are redeemed)	$—	$—	$—	$—
Class C (if shares are not redeemed)	$—	$—	$—	$—
Class I (whether or not shares are redeemed)	$—	$—	$—	$—
Class R (whether or not shares are redeemed)	$—	$—	$—	$—
Class R4 (whether or not shares are redeemed)	$—	$—	$—	$—
Class R5 (whether or not shares are redeemed)	$—	$—	$—	$—
Class W (whether or not shares are redeemed)	$—	$—	$—	$—
Class Z (whether or not shares are redeemed)	$—	$—	$—	$—

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies listed on U.S. exchanges with market capitalizations greater than $5 billion at the time of purchase. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The universe of stocks from which Columbia Management Investment Advisers, LLC (the investment manager), selects the Fund’s investments primarily will be those included in the Fund’s benchmark, the S&P 500 Index (the Index). The Fund generally holds fewer stocks than the Index and may hold securities that are not in the Index.

In pursuit of the Fund’s objective, the investment manager uses quantitative analysis to evaluate the relative attractiveness of potential investments by considering a variety of factors which may include, among others, valuation, quality and momentum.

The Fund’s investment strategy may involve frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.

PRINCIPAL RISKS OF INVESTING IN THE FUND

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Portfolio Turnover Risk. The investment manager may actively and frequently trade securities in the Fund’s portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Columbia Large Core Quantitative Fund

Quantitative Model Risk. Securities selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Brian M. Condon, CFA	Portfolio Manager	2011

BUYING AND SELLING SHARES

CLASSES A, B, C, I, R, R4, R5 and W

	Nonqualified accounts
	(all classes	Individual retirement	Class I,
Minimum Initial Investment	except I, R and W)	accounts	Class R	Class W

For investors other than systematic investment plans	$2,000	$1,000	None	$500
Systematic investment plans	$100	$100	None	$500

	Nonqualified accounts
	(all classes	Individual retirement	Class I,
Additional Investments	except I, R and W)	accounts	Class R	Class W

For investors other than systematic investment plans	$100	$100	None	None
Systematic investment plans	$100	$50	None	None

BUYING AND SELLING SHARES

CLASS Z

Minimum initial investment	Variable*
Additional investments	$100

*	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor.

Exchanging or Selling Shares

Your shares are redeemable — they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.

If your account was established directly with the Fund, you may request an exchange or sale of shares through one of the following methods:

By mail: Mail your exchange or sale request to:

Regular Mail: Columbia Management Investment Services Corp.,
P.O. Box 8081, Boston, MA 02266-8081

Express Mail: Columbia Management Investment Services Corp.,
30 Dan Road, Canton, MA 02021-2809

By telephone or wire transfer: Call 800.345.6611. A service fee may be charged against your account for each wire sent.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.

Summary of Columbia Large Growth Quantitative Fund

INVESTMENT OBJECTIVE

Columbia Large Growth Quantitative Fund (the Fund) seeks to provide shareholders with long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.[          ] of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)

				Class I, R,
	Class A	Class B	Class C	R4, W, Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	5%	1%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class C		Class I		Class R		Class R4		Class W		Class Z
Management fees	—%		—%		—%		—%		—%		—%		—%		—%
Distribution and/or service (12b-1) fees	—%		—%		—%		—%		—%		—%		—%		—%
Other expenses	—%		—%		—%		—%		—%		—%		—%		—%
[Acquired fund fees and expenses	—%		—%		—%		—%		—%	]	—%		—%	]	—%	]
Total annual fund operating expenses	—%		—%		—%		—%		—%		—%		—%		—%
[Less: Fee waiver/expense reimbursement(a)	(—%	)	(—%	)	(—%	)	(—%	)	(—%	)]	(—%	)	(—%	)]	(—%	)]
[Total annual fund operating expenses after fee waiver/expense reimbursement(a)	—%		—%		—%		—%		—%	]	—%		—%	]	—%	]

[(a)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until [ ], unless sooner terminated at the sole discretion of the Fund’s Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed % for Class A, % for Class B, % for Class C, % for Class I, % for Class R, % for Class R4, % for Class W and % for Class Z.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. [The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table.] Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

Class A (whether or not shares are redeemed)	$—	$—	$—	$—
Class B (if shares are redeemed)	$—	$—	$—	$—
Class B (if shares are not redeemed)	$—	$—	$—	$—
Class C (if shares are redeemed)	$—	$—	$—	$—
Class C (if shares are not redeemed)	$—	$—	$—	$—
Class I (whether or not shares are redeemed)	$—	$—	$—	$—
Class R (whether or not shares are redeemed)	$—	$—	$—	$—
Class R4 (whether or not shares are redeemed)	$—	$—	$—	$—
Class W (whether or not shares are redeemed)	$—	$—	$—	$—
Class Z (whether or not shares are redeemed)	$—	$—	$—	$—

Columbia Large Growth Quantitative Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies with market capitalizations of over $5 billion at the time of purchase or that are within the market capitalization range of companies in the Russell 1000® Growth Index (the Index) at the time of purchase. The market capitalization range and composition of the Index are subject to change. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization falls below the market capitalization of the smallest company held within the Index. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Portfolio Turnover Risk. The investment manager may actively and frequently trade securities in the Fund’s portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Quantitative Model Risk. Securities selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Brian M. Condon, CFA	Portfolio Manager	2011

BUYING AND SELLING SHARES

CLASSES A, B, C, I, R, R4 and W

	Nonqualified accounts
	(all classes	Individual retirement	Class I,
Minimum Initial Investment	except I, R and W)	accounts	Class R	Class W

For investors other than systematic investment plans	$2,000	$1,000	None	$500
Systematic investment plans	$100	$100	None	$500

	Nonqualified accounts (all	Individual retirement
	classes		Class I,
Additional Investments	except I, R and W)	accounts	Class R	Class W

For investors other than systematic investment plans	$100	$100	None	None
Systematic investment plans	$100	$50	None	None

Columbia Large Growth Quantitative Fund

BUYING AND SELLING SHARES

CLASS Z

Minimum initial investment	Variable*
Additional investments	$100

*	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor.

Exchanging or Selling Shares

Your shares are redeemable — they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.

If your account was established directly with the Fund, you may request an exchange or sale of shares through one of the following methods:

By mail: Mail your exchange or sale request to:

Regular Mail: Columbia Management Investment Services Corp.,
P.O. Box 8081, Boston, MA 02266-8081

Express Mail: Columbia Management Investment Services Corp.,
30 Dan Road, Canton, MA 02021-2809

By telephone or wire transfer: Call 800.345.6611. A service fee may be charged against your account for each wire sent.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.

Summary of Columbia Large Value Quantitative Fund

INVESTMENT OBJECTIVE

Columbia Large Value Quantitative Fund (the Fund) seeks to provide shareholders with long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A and Class T shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.[          ] of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)

				Class I, R,
	Class A, T	Class B	Class C	R4, W, Z

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	5%	1%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class C		Class I		Class R
Management fees	—%		—%		—%		—%		—%
Distribution and/or service (12b-1) fees	—%		—%		—%		—%		—%
Other expenses	—%		—%		—%		—%		—%
[Acquired fund fees and expenses	—%		—%		—%		—%		—%	]
Total annual fund operating expenses	—%		—%		—%		—%		—%
[Less: Fee waiver/expense reimbursement(a)	(—%	)	(—%	)	(—%	)	(—%	)	(—%	)]
[Total annual fund operating expenses after fee waiver/expense reimbursement(a)	—%		—%		—%		—%		—%	]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class R4		Class T		Class W		Class Z
Management fees	—%		—%		—%		—%
Distribution and/or service (12b-1) fees	—%		—%		—%		—%
Other expenses	—%		—%		—%		—%
[Acquired fund fees and expenses	—%		—%		—%		—%	]
Total annual fund operating expenses	—%		—%		—%		—%
[Less: Fee waiver/expense reimbursement(a)	(—%	)	(—%	)	(—%	)	(—%	)]
[Total annual fund operating expenses after fee waiver/expense reimbursement(a)	—%		—%		—%		—%	]

[(a)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until [ ], unless sooner terminated at the sole discretion of the Fund’s Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed % for Class A, % for Class B, % for Class C, % for Class I, % for Class R, % for Class R4, % for Class T, % for Class W and % for Class Z.

Columbia Large Value Quantitative Fund

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. [The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table.] Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

Class A (whether or not shares are redeemed)	$—	$—	$—	$—
Class B (if shares are redeemed)	$—	$—	$—	$—
Class B (if shares are not redeemed)	$—	$—	$—	$—
Class C (if shares are redeemed)	$—	$—	$—	$—
Class C (if shares are not redeemed)	$—	$—	$—	$—
Class I (whether or not shares are redeemed)	$—	$—	$—	$—
Class R (whether or not shares are redeemed)	$—	$—	$—	$—
Class R4 (whether or not shares are redeemed)	$—	$—	$—	$—
Class T (whether or not shares are redeemed)	$—	$—	$—	$—
Class W (whether or not shares are redeemed)	$—	$—	$—	$—
Class Z (whether or not shares are redeemed)	$—	$—	$—	$—

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in equity securities of companies with market capitalizations of over $5 billion at the time of purchase or that are within the market capitalization range of companies in the Russell 1000 Value Index (the Index) at the time of purchase. The market capitalization range and composition of the Index are subject to change. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization falls below the market capitalization of the smallest company held within the Index. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

In pursuit of the Fund’s objective, the investment manager uses quantitative analysis to evaluate the relative attractiveness of potential investments by considering a variety of factors which may include, among others, valuation, quality and momentum.

The Fund’s investment strategy may involve frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Columbia Large Value Quantitative Fund

Portfolio Turnover Risk. The investment manager may actively and frequently trade securities in the Fund’s portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Quantitative Model Risk. Securities selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Brian M. Condon, CFA	Portfolio Manager	2011

BUYING AND SELLING SHARES

CLASSES A, B, C, I, R, R4, T and W

	Nonqualified accounts
	(all classes	Individual retirement	Class I,
Minimum Initial Investment	except I, R and W)	accounts	Class R	Class W

For investors other than systematic investment plans	$2,000	$1,000	None	$500
Systematic investment plans	$100	$100	None	$500

	Nonqualified accounts
	(all classes	Individual retirement	Class I,
Additional Investments	except I, R and W)	accounts	Class R	Class W

For investors other than systematic investment plans	$100	$100	None	None
Systematic investment plans	$100	$50	None	None

BUYING AND SELLING SHARES

CLASS Z

Minimum initial investment	Variable*
Additional investments	$100

*	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor.

Exchanging or Selling Shares

Your shares are redeemable — they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.

If your account was established directly with the Fund, you may request an exchange or sale of shares through one of the following methods:

By mail: Mail your exchange or sale request to:

Regular Mail: Columbia Management Investment Services Corp.,
P.O. Box 8081, Boston, MA 02266-8081

Express Mail: Columbia Management Investment Services Corp.,
30 Dan Road, Canton, MA 02021-2809

Columbia Large Value Quantitative Fund

By telephone or wire transfer: Call 800.345.6611. A service fee may be charged against your account for each wire sent.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.

Summary of Columbia Limited Duration Credit Fund

INVESTMENT OBJECTIVE

Columbia Limited Duration Credit Fund (the Fund) seeks to provide shareholders with a level of current income consistent with preservation of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.[          ] of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class I, R4, W, Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.00%	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	5%	1%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class C		Class I		Class R4		Class W		Class Z

Management fees	—%		—%		—%		—%		—%		—%		—%
Distribution and/or service (12b-1) fees	—%		—%		—%		—%		—%		—%		—%
Other expenses	—%		—%		—%		—%		—%		—%		—%
[Acquired fund fees and expenses	—%		—%		—%		—%		—%		—%	]	—%	]
Total annual fund operating expenses	—%		—%		—%		—%		—%		—%		—%
[Less: Fee waiver/expense reimbursement(a)	(—%	)	(—%	)	(—%	)	(—%	)	(—%	)	(—%	)]	(—%	)]
[Total annual fund operating expenses after fee waiver/expense reimbursement(a)	—%		—%		—%		—%		—%		—%	]	—%	]

[(a)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until [ ], unless sooner terminated at the sole discretion of the Fund’s Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed % for Class A, % for Class B, % for Class C, % for Class I, % for Class R4, % for Class W and % for Class Z.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. [The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table.] Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

Class A (whether or not shares are redeemed)	$—	$—	$—	$—
Class B (if shares are redeemed)	$—	$—	$—	$—
Class B (if shares are not redeemed)	$—	$—	$—	$—
Class C (if shares are redeemed)	$—	$—	$—	$—
Class C (if shares are not redeemed)	$—	$—	$—	$—
Class I (whether or not shares are redeemed)	$—	$—	$—	$—
Class R4 (whether or not shares are redeemed)	$—	$—	$—	$—
Class W (whether or not shares are redeemed)	$—	$—	$—	$—
Class Z (whether or not shares are redeemed)	$—	$—	$—	$—

Columbia Limited Duration Credit Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in credit-related bonds and debt securities. The Fund will primarily invest in debt securities with short- and intermediate-term maturities. The Fund will primarily invest in credit-related bonds, such as corporate bonds and agency, sovereign, supranational and local authority bonds. The Fund may invest up to 15% of its net assets in securities rated below investment grade. Up to 25% of the Fund’s net assets may be invested in foreign investments. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

High-Yield Securities Risk. The Fund’s investment in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss than a fund that invests solely in investment grade securities.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

Columbia Limited Duration Credit Fund

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Tom Murphy, CFA	Portfolio Manager	2011
Timothy J. Doubek, CFA	Portfolio Manager	2011

BUYING AND SELLING SHARES

CLASSES A, B, C, I, R4, and W

	Nonqualified accounts
	(all classes	Individual retirement
Minimum Initial Investment	except I and W)	accounts	Class I	Class W

For investors other than systematic investment plans	$2,000	$1,000	None	$500
Systematic investment plans	$100	$100	None	$500

	Nonqualified accounts
	(all classes	Individual retirement
Additional Investments	except I and W)	accounts	Class I	Class W

For investors other than systematic investment plans	$100	$100	None	None
Systematic investment plans	$100	$50	None	None

BUYING AND SELLING SHARES

CLASS Z

Minimum initial investment	Variable*
Additional investments	$100

*	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor.

Exchanging or Selling Shares

Your shares are redeemable — they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.

If your account was established directly with the Fund, you may request an exchange or sale of shares through one of the following methods:

By mail: Mail your exchange or sale request to:

Regular Mail: Columbia Management Investment Services Corp.,
P.O. Box 8081, Boston, MA 02266-8081

Express Mail: Columbia Management Investment Services Corp.,
30 Dan Road, Canton, MA 02021-2809

By telephone or wire transfer: Call 800.345.6611. A service fee may be charged against your account for each wire sent.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.

Summary of Columbia Mid Cap Growth Opportunity Fund

INVESTMENT OBJECTIVE

Columbia Mid Cap Growth Opportunity Fund (the Fund) seeks to provide shareholders with growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.[          ] of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)

				Class I, R,
	Class A	Class B	Class C	R3, R4, Z

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	5%	1%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class C		Class I		Class R
Management fees	—%		—%		—%		—%		—%
Distribution and/or service (12b-1) fees	—%		—%		—%		—%		—%
Other expenses	—%		—%		—%		—%		—%
[Acquired fund fees and expenses	—%		—%		—%		—%		—%	]
Total annual fund operating expenses	—%		—%		—%		—%		—%
[Less: Fee waiver/expense reimbursement(a)	(—%	)	(—%	)	(—%	)	(—%	)	(—%	)]
[Total annual fund operating expenses after fee waiver/expense reimbursement(a)	—%		—%		—%		—%		—%	]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class R3		Class R4		Class Z
Management fees	—%		—%		—%
Distribution and/or service (12b-1) fees	—%		—%		—%
Other expenses	—%		—%		—%
[Acquired fund fees and expenses	—%		—%		—%	]
Total annual fund operating expenses	—%		—%		—%
[Less: Fee waiver/expense reimbursement(a)	(—%	)	(—%	)	(—%	)]
[Total annual fund operating expenses after fee waiver/expense reimbursement(a)	—%		—%		—%	]

[(a)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until [ ], unless sooner terminated at the sole discretion of the Fund’s Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed % for Class A, % for Class B, % for Class C, % for Class I, % for Class R, % for Class R3, % for Class R4 and % for Class Z.

Columbia Mid Cap Growth Opportunity Fund

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. [The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table.] Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

Class A (whether or not shares are redeemed)	$—	$—	$—	$—
Class B (if shares are redeemed)	$—	$—	$—	$—
Class B (if shares are not redeemed)	$—	$—	$—	$—
Class C (if shares are redeemed)	$—	$—	$—	$—
Class C (if shares are not redeemed)	$—	$—	$—	$—
Class I (whether or not shares are redeemed)	$—	$—	$—	$—
Class R (whether or not shares are redeemed)	$—	$—	$—	$—
Class R3 (whether or not shares are redeemed)	$—	$—	$—	$—
Class R4 (whether or not shares are redeemed)	$—	$—	$—	$—
Class Z (whether or not shares are redeemed)	$—	$—	$—	$—

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investing purposes) at the time of purchase in the common stocks of mid-capitalization companies. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy. Columbia Management Investment Advisers, LLC (the investment manager) defines mid-cap companies as those whose market capitalization (number of shares outstanding multiplied by the share price) falls within the range of the companies that comprise the Russell Midcap® Growth Index (the Index). The market capitalization range of the companies included within the Index was $      million to $      billion as of December 31, 2010. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization grows beyond the largest market capitalization of a company within the Index or falls below the market capitalization of the smallest company within the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other funds if that style falls out of favor with the market.

Mid-Sized Company Risk. Investments in mid-sized companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Columbia Mid Cap Growth Opportunity Fund

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
John K. Schonberg, CFA	Portfolio Manager	2011
Sam Murphy	Associate Portfolio Manager	2011
Mike Marzolf	Associate Portfolio Manager	2011

BUYING AND SELLING SHARES

CLASSES A, B, C, I, R, R3 and R4

	Nonqualified accounts
	(all classes	Individual retirement	Class I,
Minimum Initial Investment	except I and R)	accounts	Class R

For investors other than systematic investment plans	$2,000	$1,000	None
Systematic investment plans	$100	$100	None

	Nonqualified accounts
	(all classes	Individual retirement	Class I,
Additional Investments	except I and R)	accounts	Class R

For investors other than systematic investment plans	$100	$100	None
Systematic investment plans	$100	$50	None

BUYING AND SELLING SHARES

CLASS Z

Minimum initial investment	Variable*
Additional investments	$100

*	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor.

Exchanging or Selling Shares

Your shares are redeemable — they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.

If your account was established directly with the Fund, you may request an exchange or sale of shares through one of the following methods:

By mail: Mail your exchange or sale request to:

Regular Mail: Columbia Management Investment Services Corp.,
P.O. Box 8081, Boston, MA 02266-8081

Express Mail: Columbia Management Investment Services Corp.,
30 Dan Road, Canton, MA 02021-2809

By telephone or wire transfer: Call 800.345.6611. A service fee may be charged against your account for each wire sent.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.

Summary of Columbia Mid Cap Value Opportunity Fund

INVESTMENT OBJECTIVE

Columbia Mid Cap Value Opportunity Fund (the Fund) seeks to provide shareholders with long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.[          ] of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)

				Class I, R,
				R3, R4, R5,
	Class A	Class B	Class C	W, Z

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	5%	1%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class C		Class I		Class R
Management fees	—%		—%		—%		—%		—%
Distribution and/or service (12b-1) fees	—%		—%		—%		—%		—%
Other expenses	—%		—%		—%		—%		—%
[Acquired fund fees and expenses	—%		—%		—%		—%		—%	]
Total annual fund operating expenses	—%		—%		—%		—%		—%
[Less: Fee waiver/expense reimbursement(a)	(—%	)	(—%	)	(—%	)	(—%	)	(—%	)]
[Total annual fund operating expenses after fee waiver/expense reimbursement(a)	—%		—%		—%		—%		—%	]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class R3		Class R4		Class R5		Class W		Class Z
Management fees	—%		—%		—%		—%		—%
Distribution and/or service (12b-1) fees	—%		—%		—%		—%		—%
Other expenses	—%		—%		—%		—%		—%
[Acquired fund fees and expenses	—%		—%		—%		—%	]	—%	]
Total annual fund operating expenses	—%		—%		—%		—%		—%
[Less: Fee waiver/expense reimbursement(a)	(—%	)	(—%	)	(—%	)	(—%	)]	(—%	)]
[Total annual fund operating expenses after fee waiver/expense reimbursement(a)	—%		—%		—%		—%	]	—%	]

[(a)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until [ ], unless sooner terminated at the sole discretion of the Fund’s Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed % for Class A, % for Class B, % for Class C, % for Class I, % for Class R, % for Class R3, % for Class R4, % for Class R5, % for Class W and % for Class Z.

Columbia Mid Cap Value Opportunity Fund

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. [The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table.] Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

Class A (whether or not shares are redeemed)	$—	$—	$—	$—
Class B (if shares are redeemed)	$—	$—	$—	$—
Class B (if shares are not redeemed)	$—	$—	$—	$—
Class C (if shares are redeemed)	$—	$—	$—	$—
Class C (if shares are not redeemed)	$—	$—	$—	$—
Class I (whether or not shares are redeemed)	$—	$—	$—	$—
Class R (whether or not shares are redeemed)	$—	$—	$—	$—
Class R3 (whether or not shares are redeemed)	$—	$—	$—	$—
Class R4 (whether or not shares are redeemed)	$—	$—	$—	$—
Class R5 (whether or not shares are redeemed)	$—	$—	$—	$—
Class W (whether or not shares are redeemed)	$—	$—	$—	$—
Class Z (whether or not shares are redeemed)	$—	$—	$—	$—

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of medium-sized companies. Medium-sized companies are those whose market capitalizations at the time of purchase fall within the market capitalization range of the Russell Midcap® Value Index (the Index). The market capitalization range of the companies included within the Index was $      million to $      billion as of December 31, 2010. The market capitalization range of the companies in the Index is subject to change. Up to 20% of the Fund’s net assets may be invested in stocks of smaller or larger companies, preferreds, convertibles, or other debt securities. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Columbia Mid Cap Value Opportunity Fund

Mid-Sized Company Risk. Investments in mid-sized companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Steve Schroll	Portfolio Manager	2011
Laton Spahr, CFA	Portfolio Manager	2011
Paul Stocking	Portfolio Manager	2011

BUYING AND SELLING SHARES

CLASSES A, B, C, I, R, R3, R4, R5 and W

	Nonqualified accounts
	(all classes	Individual retirement	Class I,
Minimum Initial Investment	except I, R and W)	accounts	Class R	Class W

For investors other than systematic investment plans	$2,000	$1,000	None	$500
Systematic investment plans	$100	$100	None	$500

	Nonqualified accounts
	(all classes	Individual retirement	Class I,
Additional Investments	except I, R and W)	accounts	Class R	Class W

For investors other than systematic investment plans	$100	$100	None	None
Systematic investment plans	$100	$50	None	None

BUYING AND SELLING SHARES

CLASS Z

Minimum initial investment	Variable*
Additional investments	$100

*	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor.

Exchanging or Selling Shares

Your shares are redeemable — they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.

If your account was established directly with the Fund, you may request an exchange or sale of shares through one of the following methods:

By mail: Mail your exchange or sale request to:

Regular Mail: Columbia Management Investment Services Corp.,
P.O. Box 8081, Boston, MA 02266-8081

Express Mail: Columbia Management Investment Services Corp.,
30 Dan Road, Canton, MA 02021-2809

Columbia Mid Cap Value Opportunity Fund

By telephone or wire transfer: Call 800.345.6611. A service fee may be charged against your account for each wire sent.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.

Summary of Columbia Minnesota Tax-Exempt Fund

INVESTMENT OBJECTIVE

Columbia Minnesota Tax-Exempt Fund (the Fund) seeks to provide shareholders with a high level of income generally exempt from federal income tax as well as from Minnesota state and local tax.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.[          ] of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class Z

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	5%	1%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class C		Class Z
Management fees	—%		—%		—%		—%
Distribution and/or service (12b-1) fees	—%		—%		—%		—%
Other expenses	—%		—%		—%		—%
[Acquired fund fees and expenses	—%		—%		—%		—%
Total annual fund operating expenses	—%		—%		—%		—%
[Less: Fee waiver/expense reimbursement(a)	(—%	)	(—%	)	(—%	)	(—%	)
[Total annual fund operating expenses after fee waiver/expense reimbursement(a)	—%		—%		—%		—%

[(a)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until [ ], unless sooner terminated at the sole discretion of the Fund’s Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed % for Class A, % for Class B, % for Class C and % for Class Z.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. [The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table.] Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

Class A (whether or not shares are redeemed)	$—	$—	$—	$—
Class B (if shares are redeemed)	$—	$—	$—	$—
Class B (if shares are not redeemed)	$—	$—	$—	$—
Class C (if shares are redeemed)	$—	$—	$—	$—
Class C (if shares are not redeemed)	$—	$—	$—	$—
Class Z (whether or not shares are redeemed)	$—	$—	$—	$—

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Columbia Minnesota Tax-Exempt Fund

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a non-diversified mutual fund. Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in municipal obligations that are generally exempt from federal income tax as well as from Minnesota state and local income tax. The Fund may invest more than 25% of its total assets in a particular segment of the municipal securities market or in industrial revenue bonds. The Fund also may invest up to 20% of its net assets in debt obligations whose interest is subject to the alternative minimum tax. Additionally, the Fund may invest up to 25% of its net assets in lower-quality bonds (junk bonds).

The investment manager may use derivatives such as inverse variable or floating rate securities, in an effort to produce incremental earnings.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk.

Derivatives Risk — Inverse Floaters. Inverse floaters (or inverse variable or floating rate securities) are a type of derivative, long-term fixed income obligation with a variable or floating interest rate that moves in the opposite direction of short-term interest rates. While inverse floater securities tend to provide more income than similar term and credit quality fixed-rate bonds, they also exhibit greater volatility in price movement (both up and down). There is a risk that the current interest rate on variable and floating rate securities may not accurately reflect current market interest rates or adequately compensate the holder for the current creditworthiness of the issuer. Some variable or floating rate securities are structured with liquidity features and some may include market-dependent liquidity features which may present greater liquidity risk. Other risks described in this prospectus associated with transactions in inverse floaters include Interest Rate Risk, Credit Risk and Market Risk.

Geographic Concentration Risk. Because state-specific tax-exempt funds invest primarily in the municipal securities issued by state and political sub-divisions of the state, the Fund will be particularly affected by political, economic, regulatory, or other events or conditions in the state in which it invests. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal securities owned by a Fund also may be adversely affected by future changes in U.S. federal or state income tax laws.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Liquidity Risk. At times, market conditions could result in reduced liquidity for certain securities held by the Fund. Reduced liquidity may make it difficult or impossible to sell the security at a desirable price. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Non-Diversification Risk. Compared with a “diversified” Fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer. A decline in the value of that investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Columbia Minnesota Tax-Exempt Fund

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Catherine Stienstra	Director and Senior Portfolio Manager	2011
Mary Grindland	Associate Portfolio Manager	2011

BUYING AND SELLING SHARES

CLASSES A, B and C

	Nonqualified accounts	Individual retirement
Minimum Initial Investment	(all classes)	accounts

For investors other than systematic investment plans	$2,000	$1,000
Systematic investment plans	$100	$100

	Nonqualified accounts	Individual retirement
Additional Investments	(all classes)	accounts

For investors other than systematic investment plans	$100	$100
Systematic investment plans	$100	$50

BUYING AND SELLING SHARES

CLASS Z

Minimum initial investment	Variable*
Additional investments	$100

*	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor.

Exchanging or Selling Shares

Your shares are redeemable — they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.

If your account was established directly with the Fund, you may request an exchange or sale of shares through one of the following methods:

By mail: Mail your exchange or sale request to:

Regular Mail: Columbia Management Investment Services Corp.,
P.O. Box 8081, Boston, MA 02266-8081

Express Mail: Columbia Management Investment Services Corp.,
30 Dan Road, Canton, MA 02021-2809

By telephone or wire transfer: Call 800.345.6611. A service fee may be charged against your account for each wire sent.

TAX INFORMATION

The Fund intends to make distributions that may be exempt from federal income tax, taxed as ordinary income or taxed as capital gains.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.

Summary of Columbia Money Market Fund

INVESTMENT OBJECTIVE

Columbia Money Market Fund (the Fund) seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

				Class I, R,
	Class A	Class B	Class C	R5, W, Z

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	None	5%	1%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class C		Class I		Class R
Management fees	—%		—%		—%		—%		—%
Distribution and/or service (12b-1) fees	—%		—%		—%		—%		—%
Other expenses	—%		—%		—%		—%		—%
[Acquired fund fees and expenses	—%		—%		—%		—%		—%	]
Total annual fund operating expenses	—%		—%		—%		—%		—%
[Less: Fee waiver/expense reimbursement(a)	(—%	)	(—%	)	(—%	)	(—%	)	(—%	)]
[Total annual fund operating expenses after fee waiver/expense reimbursement(a)	—%		—%		—%		—%		—%	]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class R5		Class W		Class Z
Management fees	—%		—%		—%
Distribution and/or service (12b-1) fees	—%		—%		—%
Other expenses	—%		—%		—%
[Acquired fund fees and expenses	—%		—%	]	—%	]
Total annual fund operating expenses	—%		—%		—%
[Less: Fee waiver/expense reimbursement(a)	(—%	)	(—%	)]	(—%	)]
[Total annual fund operating expenses after fee waiver/expense reimbursement(a)	—%		—%	]	—%	]

[(a)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until [ ], unless sooner terminated at the sole discretion of the Fund’s Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed % for Class A, % for Class B, % for Class C, % for Class I, % for Class R, % for Class R5, % for Class W and % for Class Z.

Columbia Money Market Fund

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. [The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table.] Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

Class A (whether or not shares are redeemed)	$—	$—	$—	$—
Class B (if shares are redeemed)	$—	$—	$—	$—
Class B (if shares are not redeemed)	$—	$—	$—	$—
Class C (if shares are redeemed)	$—	$—	$—	$—
Class C (if shares are not redeemed)	$—	$—	$—	$—
Class I (whether or not shares are redeemed)	$—	$—	$—	$—
Class R (whether or not shares are redeemed)	$—	$—	$—	$—
Class R5 (whether or not shares are redeemed)	$—	$—	$—	$—
Class W (whether or not shares are redeemed)	$—	$—	$—	$—
Class Z (whether or not shares are redeemed)	$—	$—	$—	$—

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund’s assets primarily are invested in money market instruments, such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank certificates of deposit, bankers’ acceptances, letters of credit, and commercial paper, including asset-backed commercial paper. The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. banks, U.S. branches of foreign banks and U.S. government securities. Additionally, the Fund may invest up to 35% of its total assets in U.S. dollar-denominated foreign investments.

Because the Fund seeks to maintain a constant net asset value of $1.00 per share, capital appreciation is not expected to play a role in the Fund’s return. The Fund’s yield will vary from day-to-day.

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk.

Industry Concentration Risk. Investments that are concentrated in a particular industry will make the Fund’s portfolio value more susceptible to the events or conditions impacting that particular industry. Because the Fund may invest more than 25% of its total assets in money market instruments issued by banks, the value of these investments may be adversely affected by economic, political or regulatory developments in or that impact the banking industry.

Interest Rate Risk. A rise in the overall level of interest rates may result in the decline in the prices of fixed income securities held by the Fund. Falling interest rates may result in a decline in the Fund’s income and yield. The Fund’s yield will vary and there is no guarantee of positive net yield.

Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same rate it is currently earning.

Columbia Money Market Fund

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

BUYING AND SELLING SHARES

CLASSES A, B, C, I, R, R5 and W

	Nonqualified accounts
	(all classes	Individual retirement	Class I
Minimum Initial Investment	except I, R and W)	accounts	Class R	Class W

For investors other than systematic investment plans	$2,000	$1,000	None	$500
Systematic investment plans	$2,000	$1,000	None	$500

	Nonqualified accounts
	(all classes	Individual retirement	Class I
Additional Investments	except I, R and W)	accounts	Class R	Class W

For investors other than systematic investment plans	$100	$100	None	None
Systematic investment plans	$100	$50	None	None

BUYING AND SELLING SHARES

CLASS Z

Minimum initial investment	Variable*
Additional investments	$100

*	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor.

Exchanging or Selling Shares

Your shares are redeemable — they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.

If your account was established directly with the Fund, you may request an exchange or sale of shares through one of the following methods:

By mail: Mail your exchange or sale request to:

Regular Mail: Columbia Management Investment Services Corp.,
P.O. Box 8081, Boston, MA 02266-8081

Express Mail: Columbia Management Investment Services Corp.,
30 Dan Road, Canton, MA 02021-2809

By telephone or wire transfer: Call 800.345.6611. A service fee may be charged against your account for each wire sent.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.

Summary of Columbia Multi-Advisor International Value Fund

INVESTMENT OBJECTIVE

Columbia Multi-Advisor International Value Fund (the Fund) seeks to provide shareholders with long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.[          ] of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class I, R4, Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	5%	1%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class C		Class I
Management fees	—%		—%		—%		—%
Distribution and/or service (12b-1) fees	—%		—%		—%		—%
Other expenses	—%		—%		—%		—%
[Acquired fund fees and expenses	—%		—%		—%		—%
Total annual fund operating expenses	—%		—%		—%		—%
[Less: Fee waiver/expense reimbursement(a)	(—%	)	(—%	)	(—%	)	(—%	)
[Total annual fund operating expenses after fee waiver/expense reimbursement(a)	—%		—%		—%		—%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class R4		Class Z
Management fees	—%		—%
Distribution and/or service (12b-1) fees	—%		—%
Other expenses	—%		—%
[Acquired fund fees and expenses	—%		—%	]
Total annual fund operating expenses	—%		—%
[Less: Fee waiver/expense reimbursement(a)	(—%	)	(—%	)]
[Total annual fund operating expenses after fee waiver/expense reimbursement(a)	—%		—%	]

[(a)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until [ ], unless sooner terminated at the sole discretion of the Fund’s Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed % for Class A, % for Class B, % for Class C, % for Class I, % for Class R4 and % for Class Z.

Columbia Multi-Advisor International Value Fund

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. [The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table.] Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

Class A (whether or not shares are redeemed)	$—	$—	$—	$—
Class B (if shares are redeemed)	$—	$—	$—	$—
Class B (if shares are not redeemed)	$—	$—	$—	$—
Class C (if shares are redeemed)	$—	$—	$—	$—
Class C (if shares are not redeemed)	$—	$—	$—	$—
Class I (whether or not shares are redeemed)	$—	$—	$—	$—
Class R4 (whether or not shares are redeemed)	$—	$—	$—	$—
Class Z (whether or not shares are redeemed)	$—	$—	$—	$—

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund’s assets primarily are invested in equity securities of foreign issuers that are believed to be undervalued and offer growth potential. The Fund may invest in both developed and emerging markets.

Columbia Management Investment Advisers, LLC (the investment manager) is responsible for oversight of the Fund’s subadvisers, AllianceBernstein L.P. (AllianceBernstein), Mondrian Investment Partners Limited (Mondrian) and Tradewinds Global Investors, LLC (Tradewinds) (the Subadvisers), which provide day-to-day management for the Fund. The investment manager, subject to the oversight of the Fund’s Board of Trustees (Board), decides the proportion of the Fund assets to be managed by each Subadviser, and may change these proportions at any time. The investment manager currently intends to allocate a majority of the Fund’s assets to AllianceBernstein, although this could change at any time. Each of the Subadvisers acts independently of the other and uses its own methodology for selecting stocks.

AllianceBernstein

AllianceBernstein uses a value-oriented approach to buy and sell decisions that is disciplined, centralized and highly systematic.

AllianceBernstein may use foreign currency futures contracts or foreign currency forward contracts, with terms of up to one year in an effort to hedge existing positions, interest rate fluctuations or currency fluctuations, or to produce incremental earnings. AllianceBernstein also may purchase foreign currency for immediate settlement in order to purchase foreign securities. AllianceBernstein may use stock index futures to equitize (gain market exposure) temporary and transactional cash balances.

Mondrian

Mondrian is an active, value-oriented, defensive manager that emphasizes small-cap opportunities for the Fund. Mondrian considers small cap opportunities to be companies whose market capitalization falls within the range of companies in the Morgan Stanley Capital International (MSCI) World Ex-U.S. Small Cap Index. The MSCI World Ex-U.S. Small Cap Index is composed of stocks which are categorized as small capitalization stocks and is designed to measure equity performance in 22 global developed markets, excluding the U.S. Mondrian then uses a quantitative screen as well as other security ideas to derive a smaller number of companies on which it will make use of a three-stage process to determine (i) whether an existing security will remain or will be removed from the Fund and (ii) whether a new security will be purchased for the Fund.

Columbia Multi-Advisor International Value Fund

Mondrian may use foreign currency forward contracts, with terms of up to three months on a rolling basis, in an effort to defensively hedge the currency of existing positions. Mondrian also may purchase foreign currency for immediate settlement in order to purchase foreign securities.

Tradewinds

Tradewinds uses an active, research-driven, fundamentals-based, value-oriented process. Tradewinds’ stock selection process identifies an initial universe of companies with market capitalizations of greater than $1 billion. Those companies are closely monitored within their respective industries and, based on various quantitative measures (such as price-to earnings, price-to-book value, price-to-sales, price-to-net present value, price-to-free cash flow, sustainable dividend yield and price to liquidation/ replacement value) and qualitative analysis (such as understanding franchise quality, management strength, corporate strategy, barriers-to-entry, shareholder value orientation, operating and industry fundamentals and competitive advantage), the universe of companies is reduced. Following this process, Tradewinds selects securities for the Fund, further evaluating the Fund’s industry/ sector exposure and liquidity/ability to execute.

In accordance with the same principles that are utilized to evaluate the selection of securities, a security becomes a candidate for sale when risk-reward characteristics change.

PRINCIPAL RISKS OF INVESTING IN THE FUND

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Derivatives Risk. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Multi-Adviser Risk. The Fund has multiple subadvisers. Each subadviser makes investment decisions independently from the other subadviser(s). It is possible that the security selection process of one subadviser will not complement that of the other subadviser(s). As a result, the Fund’s exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

Quantitative Model Risk. Securities selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

Columbia Multi-Advisor International Value Fund

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Subadvisers: AllianceBernstein L.P., Mondrian Investment Partners Limited and Tradewinds Global Investors, LLC

AllianceBernstein L.P.

Portfolio Manager	Title	Managed Fund Since
Sharon E. Fay	Executive Vice President, Head of Bernstein Value Equities and CIO-Global Value Equities	2011
Eric J. Franco	Senior Portfolio Manager	2011
Kevin F. Simms	Co-Chief Investment Officer — International Value Equities; Director of Research — Global Value Equities	2011
Henry S. D’Auria	Chief Investment Officer — Emerging Markets Value Equities and Co-Chief Investment Officer — International Value Equities	2011

Mondrian Investment Partners Limited

Portfolio Manager	Title	Managed Fund Since
Dr. Ormala Krishnan	Senior Portfolio Manager	2011

Tradewinds Global Investors, LLC

Portfolio Manager	Title	Managed Fund Since
Peter Boardman	Co-Portfolio Manager, Managing Director	2011
Alberto Jimenez Crespo	Co-Portfolio Manager, CFA, Managing Director	2011

BUYING AND SELLING SHARES

CLASSES A, B, C, I and R4

	Nonqualified accounts
	(all classes	Individual retirement
Minimum Initial Investment	except I)	accounts	Class I

For investors other than systematic investment plans	$2,000	$1,000	None
Systematic investment plans	$100	$100	None

	Nonqualified accounts
	(all classes	Individual retirement
Additional Investments	except I)	accounts	Class I

For investors other than systematic investment plans	$100	$100	None
Systematic investment plans	$100	$50	None

BUYING AND SELLING SHARES

CLASS Z

Minimum initial investment	Variable*
Additional investments	$100

*	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor.

Exchanging or Selling Shares

Your shares are redeemable — they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.

If your account was established directly with the Fund, you may request an exchange or sale of shares through one of the following methods:

Columbia Multi-Advisor International Value Fund

By mail: Mail your exchange or sale request to:

Regular Mail: Columbia Management Investment Services Corp.,
P.O. Box 8081, Boston, MA 02266-8081

Express Mail: Columbia Management Investment Services Corp.,
30 Dan Road, Canton, MA 02021-2809

By telephone or wire transfer: Call 800.345.6611. A service fee may be charged against your account for each wire sent.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.

Summary of Columbia Multi-Advisor Small Cap Value Fund

INVESTMENT OBJECTIVE

Columbia Multi-Advisor Small Cap Value Fund (the Fund) seeks to provide shareholders with long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.[          ] of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)

				Class I, R,
	Class A	Class B	Class C	R3, R4, R5, Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	5%	1%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class C		Class I		Class R
Management fees	—%		—%		—%		—%		—%
Distribution and/or service (12b-1) fees	—%		—%		—%		—%		—%
Other expenses	—%		—%		—%		—%		—%
[Acquired fund fees and expenses	—%		—%		—%		—%		—%	]
Total annual fund operating expenses	—%		—%		—%		—%		—%
[Less: Fee waiver/expense reimbursement(a)	(—%	)	(—%	)	(—%	)	(—%	)	(—%	)]
[Total annual fund operating expenses after fee waiver/expense reimbursement(a)	—%		—%		—%		—%		—%	]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class R3		Class R4		Class R5		Class Z
Management fees	—%		—%		—%		—%
Distribution and/or service (12b-1) fees	—%		—%		—%		—%
Other expenses	—%		—%		—%		—%
[Acquired fund fees and expenses	—%		—%		—%		—%	]
Total annual fund operating expenses	—%		—%		—%		—%
[Less: Fee waiver/expense reimbursement(a)	(—%	)	(—%	)	(—%	)	(—%	)]
[Total annual fund operating expenses after fee waiver/expense reimbursement(a)	—%		—%		—%		—%	]

[(a)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until [ ], unless sooner terminated at the sole discretion of the Fund’s Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed % for Class A, % for Class B, % for Class C, % for Class I, % for Class R, % for Class R3, % for Class R4, % for Class R5 and % for Class Z.

Columbia Multi-Advisor Small Cap Value Fund

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. [The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table.] Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

Class A (whether or not shares are redeemed)	$—	$—	$—	$—
Class B (if shares are redeemed)	$—	$—	$—	$—
Class B (if shares are not redeemed)	$—	$—	$—	$—
Class C (if shares are redeemed)	$—	$—	$—	$—
Class C (if shares are not redeemed)	$—	$—	$—	$—
Class I (whether or not shares are redeemed)	$—	$—	$—	$—
Class R (whether or not shares are redeemed)	$—	$—	$—	$—
Class R3 (whether or not shares are redeemed)	$—	$—	$—	$—
Class R4 (whether or not shares are redeemed)	$—	$—	$—	$—
Class R5 (whether or not shares are redeemed)	$—	$—	$—	$—
Class Z (whether or not shares are redeemed)	$—	$—	$—	$—

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in small cap companies. For these purposes, small cap companies are those that have a market capitalization, at the time of investment, of up to $2.5 billion or that fall within the range of the Russell 2000® Value Index (Index). The Fund may invest up to 25% of its net assets in foreign investments. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

Columbia Management Investment Advisers, LLC (Columbia Management or the investment manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadvisers, Barrow, Hanley, Mewhinney & Strauss, LLC (Barrow Hanley), Donald Smith & Co., Inc. (Donald Smith), Metropolitan West Capital Management, LLC (MetWest Capital) and Turner Investment Partners, Inc. (Turner) (the Subadvisers), which provide day-to-day portfolio management for the Fund. Columbia Management, subject to the oversight of the Fund’s Board of Directors (Board), decides the proportion of the Fund’s assets to be managed by each Subadviser, and may change these proportions at any time. Each of the Subadvisers acts independently of the others and uses its own methodology for selecting investments. Each of the Subadvisers employs an active investment strategy that focuses on small companies in an attempt to take advantage of what are believed to be undervalued securities. Although this strategy seeks to identify companies with market capitalizations in the range of the Index, the Fund may hold or buy stock in a company that is not included in the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Focused Portfolio Risk. Because the Fund may hold a limited number of securities, the Fund as a whole is subject to greater risk of loss if any of those securities declines in price.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Columbia Multi-Advisor Small Cap Value Fund

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Quantitative Model Risk. Securities selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in currency and the risks associated with less developed custody and settlement practices.

Small Company Risk. Investments in small companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Subadvisers: Barrow Hanley, Donald Smith, MetWest Capital and Turner

Portfolio Manager	Title	Managed Fund Since
Barrow Hanley
James S. McClure	Portfolio Manager	2011
John P. Harloe	Portfolio Manager	2011
Donald Smith
Donald G. Smith	Portfolio Manager	2011
Richard L. Greenberg	Portfolio Manager	2011
MetWest Capital
Samir Sikka	Portfolio Manager	2011
Turner
David Kovacs	Portfolio Manager	2011

BUYING AND SELLING SHARES

CLASSES A, B, C, I, R, R3, R4 and R5

	Nonqualified accounts
	(all classes	Individual retirement	Class I,
Minimum Initial Investment	except I and R)	accounts	Class R

For investors other than systematic investment plans	$2,000	$1,000	None
Systematic investment plans	$100	$100	None

	Nonqualified accounts
	(all classes	Individual retirement	Class I,
Additional Investments	except I and R)	accounts	Class R

For investors other than systematic investment plans	$100	$100	None
Systematic investment plans	$100	$50	None

Columbia Multi-Advisor Small Cap Value Fund

BUYING AND SELLING SHARES

CLASS Z

Minimum initial investment	Variable*
Additional investments	$100

*	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor.

Exchanging or Selling Shares

Your shares are redeemable — they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.

If your account was established directly with the Fund, you may request an exchange or sale of shares through one of the following methods:

By mail: Mail your exchange or sale request to:

Regular Mail: Columbia Management Investment Services Corp.,
P.O. Box 8081, Boston, MA 02266-8081

Express Mail: Columbia Management Investment Services Corp.,
30 Dan Road, Canton, MA 02021-2809

By telephone or wire transfer: Call 800.345.6611. A service fee may be charged against your account for each wire sent.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.

Summary of Columbia Select Large-Cap Value Fund

INVESTMENT OBJECTIVE

Columbia Select Large-Cap Value Fund (the Fund) seeks to provide shareholders with long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.[          ] of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)

				Class I, R,
	Class A	Class B	Class C	R4, R5, W, Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	5%	1%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class C		Class I		Class R
Management fees	—%		—%		—%		—%		—%
Distribution and/or service (12b-1) fees	—%		—%		—%		—%		—%
Other expenses	—%		—%		—%		—%		—%
[Acquired fund fees and expenses	—%		—%		—%		—%		—%	]
Total annual fund operating expenses	—%		—%		—%		—%		—%
[Less: Fee waiver/expense reimbursement(a)	(—%	)	(—%	)	(—%	)	(—%	)	(—%	)]
[Total annual fund operating expenses after fee waiver/expense reimbursement(a)	—%		—%		—%		—%		—%	]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class R4		Class R5		Class W		Class Z
Management fees	—%		—%		—%		—%
Distribution and/or service (12b-1) fees	—%		—%		—%		—%
Other expenses	—%		—%		—%		—%
[Acquired fund fees and expenses	—%		—%		—%	]	—%	]
Total annual fund operating expenses	—%		—%		—%		—%
[Less: Fee waiver/expense reimbursement(a)	(—%	)	(—%	)	(—%	)]	(—%	)]
[Total annual fund operating expenses after fee waiver/expense reimbursement(a)	—%		—%		—%	]	—%	]

[(a)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until [ ], unless sooner terminated at the sole discretion of the Fund’s Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed % for Class A, % for Class B, % for Class C, % for Class I, % for Class R, % for Class R4, % for Class R5, % for Class W and % for Class Z.

Columbia Select Large-Cap Value Fund

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. [The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table.] Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

Class A (whether or not shares are redeemed)	$—	$—	$—	$—
Class B (if shares are redeemed)	$—	$—	$—	$—
Class B (if shares are not redeemed)	$—	$—	$—	$—
Class C (if shares are redeemed)	$—	$—	$—	$—
Class C (if shares are not redeemed)	$—	$—	$—	$—
Class I (whether or not shares are redeemed)	$—	$—	$—	$—
Class R (whether or not shares are redeemed)	$—	$—	$—	$—
Class R4 (whether or not shares are redeemed)	$—	$—	$—	$—
Class R5 (whether or not shares are redeemed)	$—	$—	$—	$—
Class W (whether or not shares are redeemed)	$—	$—	$—	$—
Class Z (whether or not shares are redeemed)	$—	$—	$—	$—

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the common stock of “value” companies with large market capitalizations ($4 billion or more) at the time of purchase by the Fund. The Fund considers “value” companies to be those companies believed by the investment manager to be undervalued, either historically, by the market, or by their peers. The investment manager seeks to identify value companies that it believes display certain characteristics, including but not limited to, a low price-to-earnings and/or low price-to-book ratio, positive change in senior management, positive corporate restructuring, temporary setback in price due to factors that no longer exist, positive shift in the company’s business cycle, and/or a catalyst for increase in the rate of the company’s earnings growth. The Fund may hold a small number of securities because the investment manager believes doing so allows it to adhere to its value investment approach. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Focused Portfolio Risk. Because the Fund may hold a limited number of securities, the Fund as a whole is subject to greater risk of loss if any of those securities declines in price.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other funds if that style falls out of favor with the market.

Columbia Select Large-Cap Value Fund

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Neil T. Eigen	Portfolio Manager	2011
Richard S. Rosen	Portfolio Manager	2011

BUYING AND SELLING SHARES

CLASSES A, B, C, I, R, R4, R5 and W

	Nonqualified accounts
	(all classes	Individual retirement	Class I,
Minimum Initial Investment	except I, R and W)	accounts	Class R	Class W

For investors other than systematic investment plans	$2,000	$1,000	None	$500
Systematic investment plans	$100	$100	None	$500

	Nonqualified accounts
	(all classes	Individual retirement	Class I,
Additional Investments	except I, R and W)	accounts	Class R	Class W

For investors other than systematic investment plans	$100	$100	None	None
Systematic investment plans	$100	$50	None	None

BUYING AND SELLING SHARES

CLASS Z

Minimum initial investment	Variable*
Additional investments	$100

*	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor.

Exchanging or Selling Shares

Your shares are redeemable — they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.

If your account was established directly with the Fund, you may request an exchange or sale of shares through one of the following methods:

By mail: Mail your exchange or sale request to:

Regular Mail: Columbia Management Investment Services Corp.,
P.O. Box 8081, Boston, MA 02266-8081

Express Mail: Columbia Management Investment Services Corp.,
30 Dan Road, Canton, MA 02021-2809

By telephone or wire transfer: Call 800.345.6611. A service fee may be charged against your account for each wire sent.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Columbia Select Large-Cap Value Fund

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.

Summary of Columbia Select Smaller-Cap Fund

INVESTMENT OBJECTIVE

Columbia Select Smaller-Cap Value Fund (the Fund) seeks to provide shareholders with long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.[          ] of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)

				Class I, R,
	Class A	Class B	Class C	R4, R5, Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	5%	1%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class C		Class I		Class R
Management fees	—%		—%		—%		—%		—%
Distribution and/or service (12b-1) fees	—%		—%		—%		—%		—%
Other expenses	—%		—%		—%		—%		—%
[Acquired fund fees and expenses	—%		—%		—%		—%		—%	]
Total annual fund operating expenses	—%		—%		—%		—%		—%
[Less: Fee waiver/expense reimbursement(a)	(—%	)	(—%	)	(—%	)	(—%	)	(—%	)]
[Total annual fund operating expenses after fee waiver/expense reimbursement(a)	—%		—%		—%		—%		—%	]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class R4		Class R5		Class Z
Management fees	—%		—%		—%
Distribution and/or service (12b-1) fees	—%		—%		—%
Other expenses	—%		—%		—%
[Acquired fund fees and expenses	—%		—%		—%	]
Total annual fund operating expenses	—%		—%		—%
[Less: Fee waiver/expense reimbursement(a)	(—%	)	(—%	)	(—%	)]
[Total annual fund operating expenses after fee waiver/expense reimbursement(a)	—%		—%		—%	]

[(a)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until [ ], unless sooner terminated at the sole discretion of the Fund’s Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed % for Class A, % for Class B, % for Class C, % for Class I, % for Class R, % for Class R4, % for Class R5 and % for Class Z.

Columbia Select Smaller-Cap Fund

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. [The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table.] Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

Class A (whether or not shares are redeemed)	$—	$—	$—	$—
Class B (if shares are redeemed)	$—	$—	$—	$—
Class B (if shares are not redeemed)	$—	$—	$—	$—
Class C (if shares are redeemed)	$—	$—	$—	$—
Class C (if shares are not redeemed)	$—	$—	$—	$—
Class I (whether or not shares are redeemed)	$—	$—	$—	$—
Class R (whether or not shares are redeemed)	$—	$—	$—	$—
Class R4 (whether or not shares are redeemed)	$—	$—	$—	$—
Class R5 (whether or not shares are redeemed)	$—	$—	$—	$—
Class Z (whether or not shares are redeemed)	$—	$—	$—	$—

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the common stock of “value” companies with smaller market capitalizations ($3 billion or less) at the time of purchase by the Fund. The Fund considers “value” companies to be those companies believed by the investment manager to be undervalued, either historically, by the market, or by their peers. The Fund may invest up to 25% of its net assets in foreign investments. The investment manager seeks to identify value companies that it believes display certain characteristics, including but not limited to, a low price-to-earnings and/or low price-to-book ratio, positive change in senior management, positive corporate restructuring, temporary setback in price due to factors that no longer exist, positive shift in the company’s business cycle, and/or a catalyst for increase in the rate of the company’s earnings growth. The Fund may hold a small number of securities because the investment manager believes doing so allows it to adhere to its value investment approach. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Focused Portfolio Risk. Because the Fund may hold a limited number of securities, the Fund as a whole is subject to greater risk of loss if any of those securities declines in price.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Columbia Select Smaller-Cap Fund

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other funds if that style falls out of favor with the market.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small Company Risk. Investments in small companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Neil T. Eigen	Portfolio Manager	2011
Richard S. Rosen	Portfolio Manager	2011

BUYING AND SELLING SHARES

CLASSES A, B, C, I, R, R4 and R5

	Nonqualified accounts
	(all classes	Individual retirement	Class I,
Minimum Initial Investment	except I and R)	accounts	Class R

For investors other than systematic investment plans	$2,000	$1,000	None
Systematic investment plans	$100	$100	None

	Nonqualified accounts
	(all classes	Individual retirement	Class I,
Additional Investments	except I and R)	accounts	Class R

For investors other than systematic investment plans	$100	$100	None
Systematic investment plans	$100	$50	None

BUYING AND SELLING SHARES

CLASS Z

Minimum initial investment	Variable*
Additional investments	$100

*	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor.

Exchanging or Selling Shares

Your shares are redeemable — they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.

If your account was established directly with the Fund, you may request an exchange or sale of shares through one of the following methods:

By mail: Mail your exchange or sale request to:

Regular Mail: Columbia Management Investment Services Corp.,
P.O. Box 8081, Boston, MA 02266-8081

Columbia Select Smaller-Cap Fund

Express Mail: Columbia Management Investment Services Corp.,
30 Dan Road, Canton, MA 02021-2809

By telephone or wire transfer: Call 800.345.6611. A service fee may be charged against your account for each wire sent.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.

Summary of Columbia Seligman Communications and Information Fund

INVESTMENT OBJECTIVE

Columbia Seligman Communications and Information Fund (the Fund) seeks to provide shareholders with capital gain.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.[          ] of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)

				Class I, R,
	Class A	Class B	Class C	R3, R4, R5, Z

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	5%	1%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class C		Class I		Class R
Management fees	—%		—%		—%		—%		—%
Distribution and/or service (12b-1) fees	—%		—%		—%		—%		—%
Other expenses	—%		—%		—%		—%		—%
[Acquired fund fees and expenses	—%		—%		—%		—%		—%	]
Total annual fund operating expenses	—%		—%		—%		—%		—%
[Less: Fee waiver/expense reimbursement(a)	(—%	)	(—%	)	(—%	)	(—%	)	(—%	)]
[Total annual fund operating expenses after fee waiver/expense reimbursement(a)	—%		—%		—%		—%		—%	]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class R3		Class R4		Class R5		Class Z
Management fees	—%		—%		—%		—%
Distribution and/or service (12b-1) fees	—%		—%		—%		—%
Other expenses	—%		—%		—%		—%
[Acquired fund fees and expenses	—%		—%		—%		—%	]
Total annual fund operating expenses	—%		—%		—%		—%
[Less: Fee waiver/expense reimbursement(a)	(—%	)	(—%	)	(—%	)	(—%	)]
[Total annual fund operating expenses after fee waiver/expense reimbursement(a)	—%		—%		—%		—%	]

[(a)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until [ ], unless sooner terminated at the sole discretion of the Fund’s Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed % for Class A, % for Class B, % for Class C, % for Class I, % for Class R, % for Class R3, % for Class R4, % for Class R5 and % for Class Z.

Columbia Seligman Communications and Information Fund

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. [The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table.] Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

Class A (whether or not shares are redeemed)	$—	$—	$—	$—
Class B (if shares are redeemed)	$—	$—	$—	$—
Class B (if shares are not redeemed)	$—	$—	$—	$—
Class C (if shares are redeemed)	$—	$—	$—	$—
Class C (if shares are not redeemed)	$—	$—	$—	$—
Class I (whether or not shares are redeemed)	$—	$—	$—	$—
Class R (whether or not shares are redeemed)	$—	$—	$—	$—
Class R3 (whether or not shares are redeemed)	$—	$—	$—	$—
Class R4 (whether or not shares are redeemed)	$—	$—	$—	$—
Class R5 (whether or not shares are redeemed)	$—	$—	$—	$—
Class Z (whether or not shares are redeemed)	$—	$—	$—	$—

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in securities of companies operating in the communications, information and related industries. Accordingly, the Fund invests in companies operating in the information technology and telecommunications sectors as well as those in the media industry. In addition, as noted above, the Fund may invest in related industries, which provides the Fund with broad investment flexibility to invest in any industry and many of the issuers in which the Fund invests are technology and technology-related companies. These technology and technology-related companies may include companies operating in any industry, including but not limited to software, hardware, health care, medical technology and technology services, such as the internet. The Fund may invest up to 25% of its net assets in foreign investments. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The Fund may invest in securities of large companies that are well established and can be expected to grow with the market. The Fund may also invest in small-to-medium size companies that the investment manager believes provide opportunities to benefit from the rapidly changing technologies and the expansion of the communications, information and related industries.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. The principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

Columbia Seligman Communications and Information Fund

Concentration Risk. The Fund concentrates its investments in companies in the communications, information and related industries. The market prices of these stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments. Therefore, the Fund may be susceptible to factors affecting these industries and the Fund’s net asset value may fluctuate more than a fund that invests in a wider range of industries. The rapid pace of change within many of these industries tends to create a more volatile operating environment than in other industries.

Sector Risk. The Fund will invest a substantial portion of its assets in technology and technology-related companies. The market prices of technology and technology-related stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Paul H. Wick	Portfolio Manager	2011
Reema D. Shah	Co-Portfolio Manager	2011
Ajay Diwan	Co-Portfolio Manager	2011
Richard M. Parower	Technology Team Member	2011
Sangeeth Peruri	Technology Team Member	2011

BUYING AND SELLING SHARES

CLASSES A, B, C, I, R, R3, R4 and R5

	Nonqualified accounts
	(all classes	Individual retirement	Class I,
Minimum Initial Investment	except I and R)	accounts	Class R

For investors other than systematic investment plans	$2,000	$1,000	None
Systematic investment plans	$100	$100	None

	Nonqualified accounts
	(all classes	Individual retirement	Class I,
Additional Investments	except I and R)	accounts	Class R

For investors other than systematic investment plans	$100	$100	None
Systematic investment plans	$100	$50	None

BUYING AND SELLING SHARES

CLASS Z

Minimum initial investment	Variable*
Additional investments	$100

*	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor.

Exchanging or Selling Shares

Your shares are redeemable — they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.

If your account was established directly with the Fund, you may request an exchange or sale of shares through one of the following methods:

Columbia Seligman Communications and Information Fund

By mail: Mail your exchange or sale request to:

Regular Mail: Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081

Express Mail: Columbia Management Investment Services Corp., 30 Dan Road, Canton, MA 02021-2809

By telephone or wire transfer: Call 800.345.6611. A service fee may be charged against your account for each wire sent.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.

Summary of Columbia Seligman Global Technology Fund

INVESTMENT OBJECTIVE

Columbia Seligman Global Technology Fund (the Fund) seeks to provide shareholders with long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.[          ] of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)

				Class I, R,
	Class A	Class B	Class C	R4, R5, Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	5%	1%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class C		Class I		Class R		Class R4		Class R5		Class Z
Management fees	—%		—%		—%		—%		—%		—%		—%		—%
Distribution and/or service (12b-1) fees	—%		—%		—%		—%		—%		—%		—%		—%
Other expenses	—%		—%		—%		—%		—%		—%		—%		—%
[Acquired fund fees and expenses	—%		—%		—%		—%		—%		—%		—%		—%	]
Total annual fund operating expenses	—%		—%		—%		—%		—%		—%		—%		—%
[Less: Fee waiver/expense reimbursement(a)	(—%	)	(—%	)	(—%	)	(—%	)	(—%	)	(—%	)	(—%	)	(—%	)]
[Total annual fund operating expenses after fee waiver/expense reimbursement(a)	—%		—%		—%		—%		—%		—%		—%		—%	]

[(a)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until [ ], unless sooner terminated at the sole discretion of the Fund’s Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed % for Class A, % for Class B, % for Class C, % for Class I, % for Class R, % for Class R4, % for Class R5 and % for Class Z.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. [The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table.] Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

Class A (whether or not shares are redeemed)	$—	$—	$—	$—
Class B (if shares are redeemed)	$—	$—	$—	$—
Class B (if shares are not redeemed)	$—	$—	$—	$—
Class C (if shares are redeemed)	$—	$—	$—	$—
Class C (if shares are not redeemed)	$—	$—	$—	$—
Class I (whether or not shares are redeemed)	$—	$—	$—	$—
Class R (whether or not shares are redeemed)	$—	$—	$—	$—
Class R4 (whether or not shares are redeemed)	$—	$—	$—	$—
Class R5 (whether or not shares are redeemed)	$—	$—	$—	$—
Class Z (whether or not shares are redeemed)	$—	$—	$—	$—

Columbia Seligman Global Technology Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund generally invests at least 80% of its assets (including the amount of any borrowings for investment purposes) in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries. For these purposes, technology-related companies are those companies that use technology extensively to improve their business processes and applications. The technology industry comprises information technology and communications, as well as medical, environmental and bio-technology. The Fund may invest in companies domiciled in any country which the investment manager believes to be appropriate to the Fund’s objective. The Fund generally invests in several countries in different geographic regions. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

Under normal market conditions, the Fund generally will invest at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. The investment manager may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these types of companies or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S.

The Fund may invest in companies of any size. Securities of large companies that are well established in the world technology market can be expected to grow with the market and will frequently be held by the Fund. However, rapidly changing technologies and expansion of technology and technology-related industries often provide a favorable environment for companies of small-to-medium size, and the Fund may invest in these companies as well.

The Fund may invest in all types of securities, many of which will be denominated in currencies other than the U.S. dollar. The Fund normally concentrates its investments in common stocks; however, it may invest in other types of equity securities, including securities convertible into or exchangeable for common stock, depositary receipts, and rights and warrants to purchase common stock. The Fund also may invest up to 20% of its assets in preferred stock and investment-grade or comparable quality debt securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies.

Sector Risk. The Fund may invest significantly in securities of companies primarily engaged in the technology, media or telecommunications sectors. This may result in greater fluctuations in value than would be the case for a fund invested in a wider variety of industries.

Columbia Seligman Global Technology Fund

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Technology and Technology-Related Investment Risk. The Fund will invest a substantial portion of its assets in technology and technology-related companies. The market prices of technology and technology-related stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Richard M. Parower	Portfolio Manager	2011
Paul H. Wick	Technology Team Member	2011
Reema D. Shah	Technology Team Member	2011
Ajay Diwan	Technology Team Member	2011
Benjamin Lu	Technology Team Member	2011

BUYING AND SELLING SHARES

CLASSES A, B, C, I, R, R4 and R5

	Nonqualified accounts
	(all classes	Individual retirement	Class I,
Minimum Initial Investment	except I and R)	accounts	Class R

For investors other than systematic investment plans	$2,000	$1,000	None
Systematic investment plans	$100	$100	None

	Nonqualified accounts
	(all classes	Individual retirement	Class I,
Additional Investments	except I and R)	accounts	Class R

For investors other than systematic investment plans	$100	$100	None
Systematic investment plans	$100	$50	None

BUYING AND SELLING SHARES

CLASS Z

Minimum initial investment	Variable*
Additional investments	$100

*	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor.

Exchanging or Selling Shares

Your shares are redeemable — they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.

If your account was established directly with the Fund, you may request an exchange or sale of shares through one of the following methods:

By mail: Mail your exchange or sale request to:

Regular Mail: Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081

Express Mail: Columbia Management Investment Services Corp., 30 Dan Road, Canton, MA 02021-2809

By telephone or wire transfer: Call 800.345.6611. A service fee may be charged against your account for each wire sent.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Columbia Seligman Global Technology Fund

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.

Summary of Columbia Strategic Allocation Fund

INVESTMENT OBJECTIVE

Columbia Strategic Allocation Fund (the Fund) seeks to provide shareholders maximum total return through a combination of growth of capital and current income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.[          ] of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)

				Class I, R,
	Class A	Class B	Class C	R4, Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	5%	1%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class C		Class I		Class R
Management fees	—%		—%		—%		—%		—%
Distribution and/or service (12b-1) fees	—%		—%		—%		—%		—%
Other expenses	—%		—%		—%		—%		—%
[Acquired fund fees and expenses	—%		—%		—%		—%		—%	]
Total annual fund operating expenses	—%		—%		—%		—%		—%
[Less: Fee waiver/expense reimbursement(a)	(—%	)	(—%	)	(—%	)	(—%	)	(—%	)]
[Total annual fund operating expenses after fee waiver/expense reimbursement(a)	—%		—%		—%		—%		—%	]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class R4		Class Z
Management fees	—%		—%
Distribution and/or service (12b-1) fees	—%		—%
Other expenses	—%		—%
[Acquired fund fees and expenses	—%	]	—%	]
Total annual fund operating expenses	—%		—%
[Less: Fee waiver/expense reimbursement(a)	(—%	)]	(—%	)]
[Total annual fund operating expenses after fee waiver/expense reimbursement(a)	—%	]	—%	]

[(a)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until [ ], unless sooner terminated at the sole discretion of the Fund’s Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed % for Class A, % for Class B, % for Class C, % for Class I, % for Class R, % for Class R4 and % for Class Z.

Columbia Strategic Allocation Fund

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. [The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table.] Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

Class A (whether or not shares are redeemed)	$—	$—	$—	$—
Class B (if shares are redeemed)	$—	$—	$—	$—
Class B (if shares are not redeemed)	$—	$—	$—	$—
Class C (if shares are redeemed)	$—	$—	$—	$—
Class C (if shares are not redeemed)	$—	$—	$—	$—
Class I (whether or not shares are redeemed)	$—	$—	$—	$—
Class R (whether or not shares are redeemed)	$—	$—	$—	$—
Class R4 (whether or not shares are redeemed)	$—	$—	$—	$—
Class Z (whether or not shares are redeemed)	$—	$—	$—	$—

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund’s assets primarily are allocated among nine different investment categories. The fixed income investment categories include: U.S. investment grade bonds, international bonds, emerging market bonds, U.S. high yield bonds and cash or cash equivalents. The equity investment categories currently include: emerging markets equities, international developed market equities, U.S. mid and small cap equities and U.S. large cap equities.

Columbia Management Investment Advisers, LLC (the investment manager) uses proprietary, quantitative models to determine the portion of the Fund’s assets to be invested in each asset class. These models take into account various measures of the mean reversion (the tendency for an asset class or an investment category to return to its long-term historical average) and momentum (the tendency of an asset class or an investment category with good recent performance to continue that trend) of different asset classes. Prior to making an asset allocation change, the investment manager performs a qualitative review of the models’ recommendations. Typically, tactical asset allocation changes will be made monthly to refine the Fund’s positioning. Tactical allocation is an active management portfolio strategy that reoptimizes (rebalances) the percentage of assets held in each asset class in an effort to take advantage of forecasted relative asset class returns.

The Fund may invest up to 50% of its net assets in foreign investments, which may include emerging markets, and up to 15% of its total assets in below investment-grade debt securities (junk bonds).

The day-to-day allocation of investments will remain within the ranges selected by the investment manager. As of the end of the most recent fiscal year, the ranges selected by the investment manager are:

Asset Class	Investment Category	Range

U.S. equity securities	U.S. mid and small cap equities U.S. large cap equities	25-75%
U.S. and foreign debt securities	U.S. investment grade bonds International bonds Emerging markets bonds U.S. high yield bonds	10-50%
Foreign equity securities	Emerging markets equities International developed market equities	0-50%
Cash	Cash and cash equivalents	0-30%

The investment manager may use derivatives such as forward foreign currency contracts in an effort to produce incremental earnings or to hedge existing positions.

Columbia Strategic Allocation Fund

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk.

Derivatives Risk — Forward Foreign Currency Contracts. The Fund may enter into forward foreign contracts, which are types of derivative contracts, whereby the Fund may buy or sell a country’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future for a specific exchange rate on a given date. These contracts, however, may fall in value due to foreign currency value fluctuations. The Fund may enter into forward foreign currency contracts for risk management (hedging) or investment purposes. The Fund’s hedging strategy may be unable to achieve its objectives and may limit any potential gain that might result from an increase in the value of the currency. Unanticipated changes in the currency markets could result in reduced performance for the Fund. Cash or securities designated in an amount equal to the value of the Fund’s forward foreign currency contracts may limit the Fund’s investment flexibility. The Fund may incur a loss when engaging in offsetting transactions at, or prior to, maturity of a forward foreign currency contract. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

High-Yield Securities Risk. The Fund’s investment in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss than a fund that invests solely in investment grade securities.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Quantitative Model Risk. Securities selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Columbia Strategic Allocation Fund

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Colin Moore	Portfolio Manager	2011
David M. Joy	Portfolio Manager	2011
Anwiti Bahuguna, Ph.D.	Portfolio Manager	2011
Kent M. Peterson, Ph.D.	Portfolio Manager	2011
Marie M. Schofield, CFA	Portfolio Manager	2011

BUYING AND SELLING SHARES

CLASSES A, B, C, I, R and R4

	Nonqualified accounts
	(all classes	Individual retirement	Class I,
Minimum Initial Investment	except I and R)	accounts	Class R

For investors other than systematic investment plans	$2,000	$1,000	None
Systematic investment plans	$100	$100	None

	Nonqualified accounts
	(all classes	Individual retirement	Class I
Additional Investments	except I and R)	accounts	Class R

For investors other than systematic investment plans	$100	$100	None
Systematic investment plans	$100	$50	None

BUYING AND SELLING SHARES

CLASS Z

Minimum initial investment	Variable*
Additional investments	$100

*	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor.

Exchanging or Selling Shares

Your shares are redeemable — they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.

If your account was established directly with the Fund, you may request an exchange or sale of shares through one of the following methods:

By mail: Mail your exchange or sale request to:

Regular Mail: Columbia Management Investment Services Corp.,
P.O. Box 8081, Boston, MA 02266-8081

Express Mail: Columbia Management Investment Services Corp.,
30 Dan Road, Canton, MA 02021-2809

By telephone or wire transfer: Call 800.345.6611. A service fee may be charged against your account for each wire sent.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.

Summary of Columbia U.S. Government Mortgage Fund

INVESTMENT OBJECTIVE

Columbia U.S. Government Mortgage Fund (the Fund) seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.[          ] of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)

				Class I,
	Class A	Class B	Class C	R4, Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	5%	1%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class C		Class I		Class R4		Class Z
Management fees	—%		—%		—%		—%		—%		—%
Distribution and/or service (12b-1) fees	—%		—%		—%		—%		—%		—%
Other expenses	—%		—%		—%		—%		—%		—%
[Acquired fund fees and expenses	—%		—%		—%		—%		—%	]	—%	]
Total annual fund operating expenses	—%		—%		—%		—%		—%		—%
[Less: Fee waiver/expense reimbursement(a)	(—%	)	(—%	)	(—%	)	(—%	)	(—%	)]	(—%	)]
[Total annual fund operating expenses after fee waiver/expense reimbursement(a)	—%		—%		—%		—%		—%	]	—%	]

[(a)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until [ ], unless sooner terminated at the sole discretion of the Fund’s Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed % for Class A, % for Class B, % for Class C, % for Class I, % for Class R4 and % for Class Z.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. [The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table.] Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

Class A (whether or not shares are redeemed)	$—	$—	$—	$—
Class B (if shares are redeemed)	$—	$—	$—	$—
Class B (if shares are not redeemed)	$—	$—	$—	$—
Class C (if shares are redeemed)	$—	$—	$—	$—
Class C (if shares are not redeemed)	$—	$—	$—	$—
Class I (whether or not shares are redeemed)	$—	$—	$—	$—
Class R4 (whether or not shares are redeemed)	$—	$—	$—	$—
Class Z (whether or not shares are redeemed)	$—	$—	$—	$—

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Columbia U.S. Government Mortgage Fund

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund’s assets primarily are invested in mortgage-backed securities. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in mortgage related securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities. This includes, but is not limited to Government National Mortgage Association (GNMA or Ginnie Mae) mortgage-backed bonds, which are backed by the full faith and credit of the United States; and Federal National Mortgage Association (FNMA or Fannie Mae) and Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) mortgage-backed bonds. FNMA and FHLMC are chartered or sponsored by Acts of Congress; however, their securities are neither issued nor guaranteed by the United States Treasury. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

In pursuit of the Fund’s objectives, the Fund’s investment manager (Columbia Management Investment Advisers, LLC) chooses investments by reviewing the relative value within the U.S. Government mortgage sector, the interest rate outlook and the yield curve.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether the interest rate or economic outlook changes, the security is overvalued relative to alternative investments, a more attractive opportunity exists and/or the issuer or the security continues to meet the other standards described above.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk.

Derivatives Risk. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers (or Subadvisers) may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

Columbia U.S. Government Mortgage Fund

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Jason J. Callan	Portfolio Manager	2011
Tom Heuer, CFA	Portfolio Manager	2011

BUYING AND SELLING SHARES

CLASSES A, B, C, I and R4

	Nonqualified accounts
	(all classes	Individual retirement
Minimum Initial Investment	except I)	accounts	Class I

For investors other than systematic investment plans	$2,000	$1,000	None
Systematic investment plans	$100	$100	None

	Nonqualified accounts
	(all classes	Individual retirement
Additional Investments	except I)	accounts	Class I

For investors other than systematic investment plans	$100	$100	None
Systematic investment plans	$100	$50	None

BUYING AND SELLING SHARES

CLASS Z

Minimum initial investment	Variable*
Additional investments	$100

*	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor.

Exchanging or Selling Shares

Your shares are redeemable — they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.

If your account was established directly with the Fund, you may request an exchange or sale of shares through one of the following methods:

By mail: Mail your exchange or sale request to:

Regular Mail: Columbia Management Investment Services Corp.,
P.O. Box 8081, Boston, MA 02266-8081

Express Mail: Columbia Management Investment Services Corp.,
30 Dan Road, Canton, MA 02021-2809

By telephone or wire transfer: Call 800.345.6611. A service fee may be charged against your account for each wire sent.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.

More Information About the Funds

Columbia Absolute Return Currency and Income Fund

INVESTMENT OBJECTIVE

Columbia Absolute Return Currency and Income Fund (the Fund) seeks to provide shareholders with positive absolute return. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in short-duration debt obligations (or securities that invest in such debt obligations, including an affiliated money market fund) and forward foreign currency contracts. In pursuit of the Fund’s objective, to provide absolute return, Columbia Management Investment Advisers, LLC (the investment manager) seeks to generate positive total returns from the income produced by the short-term debt obligations, plus (minus) the gain (loss) resulting from fluctuations in the values of various foreign currencies relative to the U.S. dollar.

The Fund’s investment in short-duration debt obligations will consist primarily of (i) U.S. dollar denominated non-government, corporate and structured debt securities rated investment grade, or, if unrated, determined to be of comparable quality by the investment manager, and (ii) shares of an affiliated money market fund. A small portion of the Fund’s portfolio may consist of U.S. government securities. In addition to producing income, these holdings will be designated by the Fund, as necessary, to cover obligations with respect to, or that may result from, the Fund’s investments in forward currency contracts. The Fund targets a portfolio duration of one to five months but may extend the portfolio duration up to one year.

The Fund does not actually take ownership of foreign currencies or sell actual foreign currencies. Rather, through forward currency contracts, the Fund gains economic exposure comparable to the exposure that it would have if it had bought or sold the currencies directly. A forward contract requires the purchase or delivery of a foreign currency at some future date. The price paid for the contract is the current price of the foreign currency in U.S. dollars plus or minus an adjustment based on the interest rate differential between the U.S. dollar and the foreign currency. It is expected that the gross notional value of the Fund’s forward foreign currency contracts will be equivalent to at least 80% of the Fund’s net assets.

The investment manager utilizes a quantitative, proprietary model that uses various fundamental and technical factors, including current and historical data, to rank the anticipated value of several developed countries’ currencies relative to the U.S. dollar. The investment manager will enter into long forward currency contracts for a limited number of the currencies that rank higher in the model, and the Fund will experience profits (losses) to the extent the value of the currency appreciates (depreciates) relative to the U.S. dollar. Conversely, the investment manager will enter into short forward currency contracts for a limited number of the currencies that rank lower in the model, and the Fund will experience profits (losses) to the extent the value of the currency depreciates (appreciates) relative to the U.S. dollar. Except to close or reduce existing positions, the Fund will not enter into long and short forward currency contracts in the same currency at the same time. The investment manager runs the model regularly and generally seeks to maintain long and short forward currency contracts with approximately equal gross notional values.

PRINCIPAL RISKS OF INVESTING IN THE FUND

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Concentration Risk. Investments that are concentrated in a particular issuer, geographic region, or sector will make the Fund’s portfolio value more susceptible to the events or conditions impacting the issuer, geographic region, or sector. Because of the Fund’s concentration, the Fund’s overall value may decline to a greater degree than if the fund held a less concentrated portfolio. The more a fund diversifies, the more it spreads risk.

Columbia Absolute Return Currency and Income Fund

Counterparty Risk. The risk that a counterparty to a financial instrument entered into by the Fund or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, including making payments to the Fund. The Fund may obtain no or only limited recovery in a bankruptcy or other organizational proceeding, and any recovery may be significantly delayed. The Fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.

Credit Risk. Credit risk is the risk that the issuer of a fixed-income security, or the counterparty to a contract may or will default or otherwise become unable or unwilling to honor a financial obligation, such as making payments. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on analysis of credit risk more heavily than usual.

Derivatives Risk. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative instruments in which the Fund invests will typically increase the Fund’s exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk, and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the Fund.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the portfolio managers would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

Foreign Currency Risk. The Fund’s exposure to foreign currencies subjects the Fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods for a number of reasons, including changes in interest rates and economic, political or social developments or other events or conditions in the U.S. or abroad. As a result, the Fund’s exposure to foreign currencies may reduce the returns of the Fund. Trading of foreign currencies also includes the risk of clearing and settling trades which, if prices are volatile, may be difficult.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the geographic regions in which the Fund invests. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with fixed-income securities: when interest rates rise, the prices generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations, which in turn would increase prepayment risk.

Columbia Absolute Return Currency and Income Fund

Market Risk. The market value of securities and currencies may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities and currencies may fluctuate, sometimes rapidly and unpredictably.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities and floating rate loans. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Quantitative Model Risk. The quantitative methodology used by the investment manager has been tested using historical market data, but has only recently been used to manage investment companies, such as the Fund. There can be no assurance that the methodology will enable the Fund to achieve its objective.

Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same rate it is currently earning.

Tax Risk. As a regulated investment company, a fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code of 1986, as amended. The Fund currently intends to take positions in forward currency contracts with notional value exceeding 80% of the Fund’s total net assets. Although foreign currency gains currently constitute “qualifying income,” the Treasury Department has the authority to issue regulations excluding from the definition of “qualifying income” a fund’s foreign currency gains not “directly related” to its “principal business” of investing in stocks or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the Fund’s foreign currency-denominated positions as not “qualifying income” and there is a remote possibility that such regulations might be applied retroactively, in which case, the Fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the Fund’s Board of Directors may authorize a significant change in investment strategy or Fund liquidation.

Risks of Investing in Affiliated Money Market Fund.  In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of the affiliated money market fund in which it invests. To the extent these fees and expenses are expected to equal or exceed 0.01% of the Fund’s average daily net assets, they will be reflected in the Annual Fund Operating Expenses set forth in the table under “Fees and Expenses of the Fund.” Additionally, by investing in an affiliated money market fund, the Fund will be exposed to the investment risks of the affiliated money market fund. To the extent the Fund invests a significant portion of its assets in the affiliated money market fund, the Fund will bear increased indirect expenses and be more susceptible to the investment risks of the affiliated money market fund.

PORTFOLIO MANAGEMENT

Portfolio Manager. The portfolio manager responsible for the day-to-day management of the Fund is:

Nicholas Pifer, CFA, Portfolio Manager

•	Managed the Fund since 2011.

•	Sector Leader of the Global Rates and Currency Sector Team.

•	Joined the investment manager in 2000.

•	Fixed Income Portfolio Manager, Investment Advisers, Inc., 1997 to 2000.

•	Began investment career in 1990.

•	MA, Johns Hopkins University School of Advanced International Studies.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

Columbia AMT-Free Tax-Exempt Bond Fund

INVESTMENT OBJECTIVE

Columbia AMT-Free Tax-Exempt Bond Fund (the Fund) seeks to provide shareholders with as much current income exempt from federal income taxes as possible with only modest risk to the shareholder’s investments. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund’s assets are invested primarily in high and medium quality municipal bonds and other debt obligations. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt obligations issued by or on behalf of state or local governmental units whose interest is exempt from federal income tax. At least 75% of the Fund’s net assets will be in investments: (1) rated in the top four rating categories by Moody’s Investors Service, Inc., Standard & Poor’s Corporation, or Fitch Investors Services, Inc., (2) rated comparable to those four rating categories given by other independent rating agencies, or (3) unrated bonds and other debt obligations that are believed by Columbia Management Investment Advisers, LLC (the investment manager) to be of investment grade credit quality. Although the Fund emphasizes high- and medium-quality debt securities, it will assume some credit risk in an effort to achieve higher yield and/or capital appreciation by investing up to 25% of its net assets in below investment grade (junk) bonds. The Fund does not intend to invest in debt obligations the interest from which is subject to the alternative minimum tax (AMT).

In pursuit of the Fund’s objective, the investment manager chooses investments by:

•	Considering opportunities and risks in municipal obligations given current and expected interest rates.

•	Targeting an average portfolio duration within one year of the duration of the Barclays Capital Municipal Bond 3 Plus Year Index. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to pay the principal and interest on the bond and the more sensitive it will be to changes in interest rates. For example, a five-year duration means a bond is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.

•	Identifying municipal obligations across the credit quality spectrum, including non-rated securities or securities that have been given a lower rating by a rating agency that, in the investment manager’s opinion, have similar characteristics to rated municipal obligations that it believes represent strong relative value and that have characteristics (coupon, call, maturity, etc.) that fit the Fund’s investment strategy.

•	Seeking to identify investments that contribute to portfolio diversification. The investment manager will weight certain credit sectors, maturities, states or bond structures based on the investment manager’s expectations for growth and expected market trends.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

•	The security is overvalued relative to alternative investments.

•	The issuer’s credit rating declines or the investment manager expects a decline in the issuer’s creditworthiness (the Fund may continue to own securities that are downgraded until the investment manager believes it is advantageous to sell).

•	Political, economic, or other events could affect the issuer’s performance.

•	The investment manager expects the issuer to call the security.

•	The investment manager identifies a more attractive investment opportunity.

•	The issuer or the security continues to meet the security selection criteria described above.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, structured notes, including inverse floaters, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Columbia AMT-Free Tax-Exempt Bond Fund

Credit Risk. Credit risk is the risk that the issuer of a fixed-income security, or the counterparty to a contract may or will default or otherwise become unable or unwilling to honor a financial obligation, such as making payments. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on analysis of credit risk more heavily than usual.

Derivatives Risk. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative instruments in which the Fund invests will typically increase the Fund’s exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk, and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the Fund.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the portfolio managers would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

High-Yield Securities. Risk Non-investment grade fixed-income securities, commonly called “high-yield” or “junk” bonds, may react more to perceived changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in interest rates. Non-investment grade securities may experience greater price fluctuations and are subject to a greater risk of loss than investment grade fixed-income securities.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with fixed-income securities: when interest rates rise, the prices generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations, which in turn would increase prepayment risk.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities and floating rate loans. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Columbia AMT-Free Tax-Exempt Bond Fund

PORTFOLIO MANAGEMENT

Portfolio Manager. The portfolio manager responsible for the day-to-day management of the Fund is:

Catherine Stienstra, Director and Senior Portfolio Manager

•	Managed the Fund since 2011.

•	Joined the investment manager in 2007.

•	Sector Leader of the investment manager’s Municipal Bond team, 2007-2010. Director and Senior Portfolio Manager, FAF Advisors, Inc. (formerly USBancorp Asset Management), 1998-2007.

•	Began investment career in 1988 and has worked in the municipal fixed income market since 1990.

•	BA, international studies, University of Nebraska.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

Columbia Asia Pacific ex-Japan Fund

INVESTMENT OBJECTIVE

Columbia Asia Pacific ex-Japan Fund (the Fund) seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in securities of companies located in the Asia Pacific Region, excluding Japan. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy. The Fund may invest in companies of any market capitalization. A company is considered to be “located” in the Asia Pacific Region if (i) it is organized under the laws of a country in the Asia Pacific Region; (ii) its principal place of business or principal office is in the Asia Pacific Region; or (iii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located in the Asia Pacific Region. Countries in the Asia Pacific Region include but are not limited to Australia, China, Hong Kong, India, Indonesia, Malaysia, New Zealand, Pakistan, Philippines, Singapore, South Korea, Taiwan, Thailand and Vietnam. Some of these countries may represent developing or emerging markets. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

Columbia Management Investment Advisers, LLC (the investment manager) serves as the investment manager to the Fund and is responsible for oversight of the Fund’s subadviser, Threadneedle International Limited (Threadneedle), an indirect, wholly-owned subsidiary of Ameriprise Financial, Inc.

In pursuit of the Fund’s objective, the portfolio management team constructs the portfolio by investing primarily in the stocks on the Core List, which includes companies drawn from the MSCI All Country Asia Pacific Ex-Japan Index (Index), as well as certain other companies which are not included in the Index. The portfolio management team assigns weighting to stocks from the Index and selects stocks which are not included in the Index (and assigns their weightings) using an integrated research process which combines a bottom-up approach (analysis of individual companies) with macroeconomic considerations (broad economic forecast).

In its bottom-up stock selection process, the Fund’s portfolio management team looks for companies that, in its view, have one or more of the following features:

•	the occurrence of a material corporate event;

•	are generally under-researched;

•	consensus forecasts which appear inaccurate;

•	fits portfolio management team’s current economic or credit view;

•	strong competitive position;

•	relatively strong demand for a company’s products or services;

•	strong management that is expected to deliver significant growth;

•	a robust business model for generating profit and substantial franchises; or

•	a sound financial model, with visible growth and returns, a strong balance sheet and cash flow, and management’s interests are aligned with shareholders.

In addition to the Core List stocks, the Fund’s portfolio managers may separately select other holdings based on the same criteria used to generate the Core List.

A number of factors may prompt the portfolio management team to sell securities, including but not limited to:

•	the composition of the Index has changed;

•	the stock reaches or approaches the portfolio management team’s price objective;

•	the portfolio management team believes the stock has become overvalued; or

•	there is an unwelcome change in a company’s strategy or management.

Columbia Asia Pacific ex-Japan Fund

The Fund will normally have exposure to foreign currencies. Threadneedle closely monitors the Fund’s exposure to foreign currency. From time to time, the portfolio management team may use forward currency transactions or other derivative instruments to hedge against currency fluctuations. The portfolio management team may use derivatives such as futures, options, forward contracts and swaps, including participatory notes, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, to speculate, or to obtain or reduce credit exposure.

PRINCIPAL RISKS OF INVESTING IN THE FUND

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Asia Pacific Region Risk. Many of the countries in the Asian Pacific region are developing both politically, economically and/or socially, and may have relatively unstable governments and economies based on a limited number of commodities or industries. Securities markets in the Asian Pacific region are smaller and have a lower trading volume than those in the United States, which may result in the securities of some companies in the Asian Pacific Region being less liquid than similar U.S. or other foreign securities. Some currencies in the Asian Pacific region are more volatile than the U.S. dollar, and some countries in the Asian Pacific region may restrict the flow of money in and out of the country. As a result, many of the risks detailed below under “Risks of Foreign/Emerging Markets Investing” may be more pronounced due to concentration of the Fund’s investments in the Asian Pacific region.

Derivatives Risk. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative instruments in which the Fund invests will typically increase the Fund’s exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk, and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the Fund.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the portfolio managers would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

Risks of Foreign/Emerging Markets Investing. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following risks:

Columbia Asia Pacific ex-Japan Fund

Country risk includes the risks associated with the political, social, economic, and other conditions or events occurring in the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than U.S. investments, which means that at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the risks associated with the clearing and settling of trades. Holding securities with local agents and depositories also has risks. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market, which are less reliable than the U.S. markets. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the geographic regions in which the Fund invests. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other events, conditions or factors.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. These risks are generally greater for small and mid-sized companies, which tend to be more vulnerable than large companies to adverse developments.

Sector Risk. Investments that are concentrated in a particular issuer, geographic region, industry or sector will be more susceptible to changes in price. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small and Mid-Sized Company Risk. Investments in small and medium sized companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Securities of small and medium companies may trade on the over-the-counter market or on regional securities exchanges and the frequency and volume of their trading may be substantially less and may be more volatile than is typical of larger companies.

PORTFOLIO MANAGEMENT

Columbia Management contracts with and compensates Threadneedle International Limited (Subadviser or Threadneedle) to manage the investment of the Fund’s assets. Columbia Management monitors the compliance of Threadneedle with the investment objectives and related policies of the Fund, reviews the performance of Threadneedle, and reports periodically to the Board.

Threadneedle manages the Fund’s assets based upon its experience managing funds with investment goals and strategies substantially similar to those of the Fund.

Columbia Asia Pacific ex-Japan Fund

Threadneedle

Threadneedle, located at 60 St. Mary Axe, London EC3A 8JQ, England, is an affiliate of Columbia Management, and an indirect wholly-owned subsidiary of Ameriprise Financial, Inc. The portfolio managers who lead the team responsible for the day-to-day management of the Fund are:

Vanessa Donegan, Portfolio Manager

•	Head of the Asia Pacific Equities Team.

•	Managed the Fund since 2011.

•	Joined Threadneedle in 1994 as Executive Director.

•	Began investment career in 1981.

•	BA, Oxford University.

Rafael Polatinsky, CFA, Deputy Portfolio Manager

•	Managed the Fund since 2011.

•	Joined Threadneedle in 2007 as Investment Analyst/Fund Manager.

•	Began investment career in 2004 as Investment Adviser with WestLB.

•	Bachelor of Accounting and Bachelor of Commerce, University of Witwatersrand, Johannesburg.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

Columbia Diversified Bond Fund

INVESTMENT OBJECTIVE

Columbia Diversified Bond Fund (the Fund) seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt securities. At least 50% of the Fund’s net assets will be invested in securities like those included in the Barclays Capital U.S. Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. Although the Fund emphasizes high- and medium-quality debt securities, it will assume some credit risk in an effort to achieve higher yield and/or capital appreciation by buying lower-quality (junk) bonds. Up to 25% of the Fund’s net assets may be invested in foreign investments, which may include investments in emerging markets. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The selection of debt obligations is the primary decision in building the investment portfolio. In pursuit of the Fund’s objective, Columbia Management Investment Advisers, LLC (the investment manager) chooses investments by:

•	Evaluating the portfolio’s total exposure to sectors, industries, issuers and securities relative to the Index.

•	Analyzing factors such as credit quality, interest rate outlook and price in seeking to select the most attractive securities within each sector.

•	Investing in lower-quality (junk) bonds and foreign investments as attractive opportunities arise.

•	Targeting an average portfolio duration within two years of the duration of the Index which, as of December 31, 2010, was years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a five-year duration means a bond is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.

In evaluating whether to sell a security, the investment manager considers, among other factors:

•	Identification of more attractive investments based on relative value.

•	The portfolio’s total exposure to sectors, industries, issuers and securities relative to the Index.

•	Whether its assessment of the credit quality of an issuer has changed or is vulnerable to a change.

•	Whether a sector or industry is experiencing change.

•	Changes in the interest rate or economic outlook.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that the issuer of a fixed-income security, or the counterparty to a contract may or will default or otherwise become unable or unwilling to honor a financial obligation, such as making payments. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on analysis of credit risk more heavily than usual.

High Yield Securities Risk. Non-investment grade fixed-income securities, commonly called “high-yield” or “junk” bonds, may react more to perceived changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in interest rates. Non-investment grade securities may experience greater price fluctuations and are subject to a greater risk of loss than investment grade fixed-income securities.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with fixed-income securities: when interest rates rise, the prices generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations, which in turn would increase prepayment risk.

Columbia Diversified Bond Fund

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other events, conditions or factors.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities and floating rate loans. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Risk of Foreign/Emerging Markets Investing. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following risks:

Country risk includes the risks associated with the political, social, economic, and other conditions or events occurring in the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than U.S. investments, which means that at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the risks associated with the clearing and settling of trades. Holding securities with local agents and depositories also has risks. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market, which are less reliable than the U.S. markets. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

PORTFOLIO MANAGEMENT

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Colin J. Lundgren, CFA, Portfolio Manager

•	Managed the Fund since 2011.

•	Senior Vice President and Head of Fixed Income.

•	Joined the investment manager in 1986.

•	Began investment career in 1989.

•	BA, Lake Forest College.

Tom Murphy, CFA, Portfolio Manager

•	Managed the Fund since 2011.

Columbia Diversified Bond Fund

•	Sector Leader of the investment grade credit sector team.

•	Joined the investment manager in 2002.

•	Managing Director and Portfolio Manager, BlackRock Financial Management, in 2002, and various positions at Zurich Scudder from 1992 to 2002.

•	Began investment career in 1986.

•	MBA, University of Michigan.

Jennifer Ponce de Leon, Portfolio Manager

•	Managed the Fund since 2011.

•	Vice President and Sector Leader of the high yield fixed income sector team.

•	Joined the investment manager in 1997 as a Senior Credit Analyst covering high yield bonds.

•	Began investment career in 1989.

•	BA, Augustana College and MBA, DePaul University.

The fixed income department of the investment manager is divided into six specialized teams (sector teams), each focused on a specific sector of the fixed income market: liquid and structured assets, investment grade credit, high yield fixed income, leveraged debt group, global fixed income and tax exempt. Each sector team includes a portfolio manager or portfolio managers and several analysts that select securities and other fixed income instruments within the sector. The Fund’s portfolio managers lead or are members of one of these sector teams and also serve on a strategy committee responsible for implementation of the Fund’s overall investment strategy, including determination of the Fund’s sector allocation and portfolio duration.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

Columbia Diversified Equity Income Fund

INVESTMENT OBJECTIVE

Columbia Diversified Equity Income Fund (the Fund) seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital. Because any investment involves risk, there is no assurance these objectives can be achieved. Only shareholders can change the Fund’s objectives.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund’s assets primarily are invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in dividend-paying common and preferred stocks. This Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

In pursuit of the Fund’s objectives, Columbia Management Investment Advisers, LLC (the investment manager) chooses equity investments by seeking to:

•	Select companies that are undervalued based on a variety of measures, including, but not limited to price-to-earnings ratios, price-to-book ratios, price-to-free cash flow, current and projected dividends, sum-of-the parts or breakup value and historic relative price valuations.

•	Identify companies with moderate growth potential based on:

•	effective management, as demonstrated by overall performance;

•	financial strength; and

•	underappreciated potential for improvement in industry and thematic trends.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

•	The security is overvalued relative to alternative investments.

•	The security has reached the investment manager’s price objective.

•	The company has met the investment manager’s earnings and/or growth expectations.

•	The security exhibits unacceptable correlation characteristics with other portfolio holdings.

•	The company or the security continues to meet the other standards described above.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Risks of Foreign Investing. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following risks:

Country risk includes the risks associated with the political, economic, social and other conditions or events occurring in the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than U.S. investments, which means that at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Columbia Diversified Equity Income Fund

Custody risk refers to the risks associated with the clearing and settling of trades. Holding securities with local agents and depositories also has risks. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market, which are less reliable than the U.S. market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of problems occurring.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other events, conditions or factors.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

PORTFOLIO MANAGEMENT

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Steve Schroll, Portfolio Manager

•	Managed the Fund since 2011.

•	Joined the investment manager in 1998 as a Senior Security Analyst.

•	Senior Equity Analyst, Piper Jaffray, 1988 to 1998; Equity Analyst, First Asset Management, 1985 to 1988; Equity Analyst, Dain Rauscher, 1981 to 1985.

•	Began investment career in 1981.

•	MBA, University of Minnesota.

Laton Spahr, CFA, Portfolio Manager

•	Managed the Fund since 2011.

•	Joined the investment manager in 2001 as a Security Analyst.

•	Sector Analyst, Holland Capital Management, 2000 to 2001; Statistical Research Intern, Friess Associates, 1998 to 1999.

•	Began investment career in 1998.

•	MS, University of Wisconsin, Applied Security Analysis Program.

Paul Stocking, Portfolio Manager

•	Managed the Fund since 2011.

•	Joined the investment manager in 1995 as a Senior Equity Analyst.

•	Vice President, JP Morgan Securities, 1987 to 1995; Investment Banking.

•	Began investment career in 1987.

•	MBA, University of Chicago.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

Columbia Dividend Opportunity Fund

INVESTMENT OBJECTIVE

Columbia Dividend Opportunity Fund (the Fund) seeks to provide shareholders with a high level of current income. The Fund’s secondary objective is growth of income and capital. Because any investment involves risk, there is no assurance these objectives can be achieved. Only shareholders can change the Fund’s objectives.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund’s assets are primarily invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in dividend-paying common and preferred stocks. The selection of dividend paying stocks is the primary decision in building the investment portfolio. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund may invest up to 25% of its net assets in foreign investments. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

In pursuit of the Fund’s objectives, the investment manager (Columbia Management Investment Advisers, LLC) chooses investments by applying quantitative screens to determine yield potential. The investment manager conducts fundamental research on and seeks to purchase potentially attractive securities based on its analysis of various factors, which may include one or more of the following, as well as other, statistical measures:

•	Current yield.

•	Dividend growth capability (considering a company’s financial statements and management’s ability to increase the dividend if it chooses to do so) and dividend history.

•	Balance sheet strength.

•	Earnings per share and free cash flow sustainability.

•	Dividend payout ratio.

Preference is generally given to higher dividend paying companies.

The investment manager monitors holding periods, tax qualification and transaction costs with regard to tax consequences.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

•	There is deterioration in value of the business relative to market price.

•	A more attractive opportunity has been identified.

The investment manager may use derivatives such as futures, options, forward contracts and structured investments, to produce incremental earnings, to hedge existing positions, or to increase flexibility.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Derivatives Risk. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative instruments in which the Fund invests will typically increase the Fund’s exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk, and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Columbia Dividend Opportunity Fund

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the Fund.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the portfolio managers would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

Risks of Foreign Investing. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following risks:

Country risk includes the risks associated with the political, economic, social and other conditions or events occurring in the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than U.S. investments, which means that at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the risks associated with the clearing and settling of trades. Holding securities with local agents and depositories also has risks. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market, which are less reliable than the U.S. market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of problems occurring.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other events, conditions or factors.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Quantitative Model Risk. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small and Mid-Sized Company Risk. Investments in small and medium sized companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Securities of small and medium companies may trade on the over-the-counter market or on regional securities exchanges and the frequency and volume of their trading may be substantially less and may be more volatile than is typical of larger companies.

Columbia Dividend Opportunity Fund

PORTFOLIO MANAGEMENT

Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:

Steve Schroll, Portfolio Manager

•	Managed the Fund since 2011.

•	Joined the investment manager in 1998 as a Senior Security Analyst.

•	Senior Equity Analyst, Piper Jaffray, 1988 to 1998; Equity Analyst, First Asset Management, 1985 to 1988; Equity Analyst, Dain Rauscher, 1981 to 1985.

•	Began investment career in 1981.

•	MBA, University of Minnesota.

Laton Spahr, CFA, Portfolio Manager

•	Managed the Fund since 2011.

•	Joined the investment manager in 2001 as a Security Analyst.

•	Sector Analyst, Holland Capital Management, 2000 to 2001; Statistical Research Intern, Friess Associates, 1998 to 1999.

•	Began investment career in 1998.

•	MS, University of Wisconsin, Applied Security Analysis Program.

Paul Stocking, Portfolio Manager

•	Managed the Fund since 2011.

•	Joined the investment manager in 1995 as a Senior Equity Analyst.

•	Vice President, JP Morgan Securities, 1987 to 1995; Investment Banking.

•	Began investment career in 1987.

•	MBA, University of Chicago.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

Columbia Emerging Markets Bond Fund

INVESTMENT OBJECTIVE

Columbia Emerging Markets Bond Fund (the Fund) seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a non-diversified fund that invests primarily in fixed income securities of emerging markets issuers. For these purposes, emerging markets include any country that is not defined by the World Bank as a High Income OECD country. The OECD (Organization for Economic Co-operation and Development) is a group of 30 member countries sharing a commitment to democratic government and the market economy. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in fixed income securities of issuers that are located in emerging markets countries, or that earn 50% or more of their total revenues from goods or services produced in emerging markets countries or from sales made in emerging markets countries. Such securities may be denominated in either non-U.S. currencies or the U.S. dollar. While the Fund may invest 25% or more of its total assets in the securities of foreign governmental and corporate entities located in the same country, it will not invest 25% or more of its total assets in any single foreign government issuer. Emerging market fixed income securities are generally rated in the lower rating categories of recognized rating agencies or considered by the investment manager to be of comparable quality. These lower quality fixed income securities are often called “junk bonds.” The Fund may invest up to 100% of its assets in these lower rated securities. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

In pursuit of the Fund’s objective, Columbia Management Investment Advisers, LLC (the investment manager) chooses investments by:

•	Analyzing the creditworthiness of emerging market countries.

•	Seeking to evaluate the best relative value opportunities among emerging market countries, by comparing sovereign debt spreads to fundamental creditworthiness and comparing the recent sovereign debt spread relationships among countries to historic relationships.

•	Seeking to identify emerging markets bonds that can take advantage of attractive local interest rates and provide exposure to undervalued currencies.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether in its view:

•	The security is overvalued.

•	The security has new credit risks.

•	The security continues to meet the standards described above.

The investment manager monitors the Fund’s exposure to interest rate and foreign currency fluctuations.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure. The Fund may count the value of derivative securities with emerging markets exposure towards its 80% policy.

PRINCIPAL RISKS OF INVESTING IN THE FUND

This Fund is designed for long-term investors with above-average risk tolerance. The Fund has a higher potential for volatility and loss of principal. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that the issuer of a fixed-income security, or the counterparty to a contract may or will default or otherwise become unable or unwilling to honor a financial obligation, such as making payments. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on analysis of credit risk more heavily than usual. In addition, investments in emerging markets debt obligations also are subject to increased credit risk because of the difficulties of requiring foreign entities, including issuers of sovereign debt obligations, to honor their contractual commitments, and because emerging markets governments and other issuers have historically high default rates.

Columbia Emerging Markets Bond Fund

Derivatives Risk. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative instruments in which the Fund invests will typically increase the Fund’s exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk, and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the Fund.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the portfolio managers would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

Risks of Foreign/Emerging Markets Investing. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following risks:

Country risk includes the risks associated with the political, social, economic, and other conditions or events occurring in the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than U.S. investments, which means that at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the risks associated with the clearing and settling of trades. Holding securities with local agents and depositories also has risks. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market, which are less reliable than the U.S. markets. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the geographic regions in which the Fund invests. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund.

Columbia Emerging Markets Bond Fund

High-Yield Securities Risk. Non-investment grade fixed-income securities, commonly called “high-yield” or “junk” bonds, may react more to perceived changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in interest rates. Non-investment grade securities may experience greater price fluctuations and are subject to a greater risk of loss than investment grade fixed-income securities.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with fixed-income securities: when interest rates rise, the prices generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations, which in turn would increase prepayment risk.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other events, conditions or factors.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Non-Diversification Risk. The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the Fund’s performance, the Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

Sector Risk. Investments that are concentrated in a particular issuer, geographic region, industry or sector will be more susceptible to changes in price. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

PORTFOLIO MANAGEMENT

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Nicholas Pifer, CFA, Portfolio Manager

•	Managed the Fund since 2011.

•	Sector Leader of the Global Rates and Currency Sector Team.

•	Joined the investment manager in 2000.

•	Fixed Income Portfolio Manager, Investment Advisers, Inc., 1997 to 2000.

•	Began investment career in 1990.

•	MA, Johns Hopkins University School of Advanced International Studies.

Jim Carlen, CFA, Portfolio Manager

•	Managed the Fund since 2011.

•	Sector Manager on the global fixed income sector team.

•	Joined the investment manager in 1996 as an international economist.

•	Began investment career in 1996.

•	MS, Georgetown University.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

Columbia Emerging Markets Opportunity Fund

INVESTMENT OBJECTIVE

Columbia Emerging Markets Opportunity Fund (the Fund) seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund’s assets are primarily invested in equity securities of emerging markets companies. For these purposes, emerging markets are countries characterized as developing or emerging by either the World Bank or the United Nations. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in securities of companies that are located in emerging markets countries, or that earn 50% or more of their total revenues from goods or services produced in emerging market countries or from sales made in emerging markets countries. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

Columbia Management Investment Advisers, LLC (the investment manager) is responsible for oversight of the Fund’s subadviser, Threadneedle International Limited (Threadneedle), is an indirect wholly-owned subsidiary of Ameriprise Financial, Inc., the parent company of the investment manager.

Threadneedle chooses investments by:

•	Deploying an integrated approach to equity research that incorporates regional analyses, a global sector strategy, and stock specific perspectives.

•	Conducting detailed research on companies in a consistent strategic and macroeconomic framework.

•	Looking for catalysts of change and identifying the factors driving markets, which will vary over economic and market cycles.

•	Implementing rigorous risk control processes that seek to ensure that the risk and return characteristics of the Fund’s portfolio are consistent with established portfolio management parameters.

The Fund’s portfolio management team constructs the portfolio by selecting what it considers to be the best stocks in each industry sector, based on return on invested capital analysis, growth and valuation. The Fund’s sector exposure generally reflects the global macroeconomic environment, the outlook for each sector and the relative valuation of the stocks among the sectors.

This analysis allows the portfolio management team to identify those stocks which it believes are most likely to produce high returns on capital in the future and which it expects should consequently deliver the best returns for investors.

A number of factors may prompt the portfolio management team to sell securities. A sale may result from a change in the composition of the Fund’s benchmark or a change in sector strategy. A sale may also be prompted by factors specific to a stock, such as valuation or company fundamentals.

The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund’s exposure to foreign currency. From time to time the team may use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

PRINCIPAL RISKS OF INVESTING IN THE FUND

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Derivatives Risk. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the Fund.

In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative instruments in which the Fund invests will typically increase the Fund’s exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk, and liquidity risk.

Columbia Emerging Markets Opportunity Fund

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the Fund.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the portfolio managers would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

Risks of Foreign/Emerging Markets Investing. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following risks:

Country risk includes the risks associated with the political, social, economic, and other conditions or events occurring in the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than U.S. investments, which means that at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the risks associated with the clearing and settling of trades. Holding securities with local agents and depositories also has risks. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market, which are less reliable than the U.S. markets. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the geographic regions in which the Fund invests. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other events, conditions or factors.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. These risks are generally greater for small and mid-sized companies, which tend to be more vulnerable than large companies to adverse developments.

Columbia Emerging Markets Opportunity Fund

Portfolio Turnover Risk. The subadviser may actively and frequently trade securities in the Fund’s portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Sector Risk. Investments that are concentrated in a particular issuer, geographic region, industry or sector will be more susceptible to changes in price. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small and Mid-Sized Company Risk. Investments in small and medium sized companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Securities of small and medium companies may trade on the over-the-counter market or on regional securities exchanges and the frequency and volume of their trading may be substantially less and may be more volatile than is typical of larger companies.

PORTFOLIO MANAGEMENT

Columbia Management contracts with and compensates Threadneedle International Limited (Subadviser or Threadneedle) to manage the investment of the Fund’s assets. Columbia Management monitors the compliance of Threadneedle with the investment objectives and related policies of the Fund, reviews the performance of Threadneedle, and reports periodically to the Board.

Threadneedle manages the Fund’s assets based upon its experience managing funds with investment goals and strategies substantially similar to those of the Fund.

Threadneedle

Threadneedle, located at 60 St. Mary Axe, London EC3A 8JQ, England, is an affiliate of Columbia Management, and an indirect wholly-owned subsidiary of Ameriprise Financial, Inc. The portfolio managers who lead the team responsible for the day-to-day management of the Fund are:

Vanessa Donegan, Portfolio Manager

•	Managed the Fund since 2011.

•	Head of Asia and Global Emerging Markets Equities.

•	Joined Threadneedle in 1994 as Executive Director.

•	Began investment career in 1981.

•	BA, Oxford University.

Rafael Polatinsky, CFA, Portfolio Manager

•	Managed the Fund since 2011.

•	Joined Threadneedle in 2007 as Investment Analyst/Fund Manager.

•	Began investment career in 2004 as Investment Adviser with WestLB.

•	Bachelor of Accounting and Bachelor of Commerce, University of Witwatersrand, Johannesburg.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

Columbia Equity Value Fund

INVESTMENT OBJECTIVE

Columbia Equity Value Fund (the Fund) seeks to provide shareholders with growth of capital and income. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities. These securities may provide income, offer the opportunity for long-term capital appreciation, or both. The Fund’s investment philosophy is rooted in the belief that a disciplined, systematic, value-oriented approach to investing primarily in large-cap companies provides investors with an excellent opportunity for long-term growth of capital. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

In pursuit of the Fund’s objective, Columbia Management Investment Advisers, LLC (the investment manager) chooses equity investments by seeking to:

•	Select companies that are undervalued based on a variety of measures, including, but not limited to price-to-earnings ratios, price-to-book ratios, price-to-free cash flow, current and projected dividends, sum-of-the parts or breakup value and historic relative price valuations.

•	Identify companies with moderate growth potential based on:

•	effective management, as demonstrated by overall performance;

•	financial strength; and

•	underappreciated potential for improvement in industry and thematic trends.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

•	The security is overvalued relative to alternative investments.

•	The security has reached the investment manager’s price objective.

•	The company has met the investment manager’s earnings and/or growth expectations.

•	The security exhibits unacceptable correlation characteristics with other portfolio holdings.

•	The company or the security continues to meet the other standards described above.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other events, conditions or factors.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Columbia Equity Value Fund

Risks of Foreign Investing. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following risks:

Country risk includes the risks associated with the political, economic, social and other conditions or events occurring in the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than U.S. investments, which means that at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the risks associated with the clearing and settling of trades. Holding securities with local agents and depositories also has risks. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market, which are less reliable than the U.S. market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of problems occurring.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

PORTFOLIO MANAGEMENT

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Steve Schroll, Portfolio Manager

•	Managed the Fund since 2011.

•	Joined the investment manager in 1998 as a Senior Security Analyst.

•	Senior Equity Analyst, Piper Jaffray, 1988 to 1998; Equity Analyst, First Asset Management, 1985 to 1988; Equity Analyst, Dain Rauscher, 1981 to 1985.

•	Began investment career in 1981.

•	MBA, University of Minnesota.

Laton Spahr, CFA, Portfolio Manager

•	Managed the Fund since 2011.

•	Joined the investment manager in 2001 as a Security Analyst.

•	Sector Analyst, Holland Capital Management, 2000 to 2001; Statistical Research Intern, Friess Associates, 1998 to 1999.

•	Began investment career in 1998.

•	MS, University of Wisconsin, Applied Security Analysis Program.

Columbia Equity Value Fund

Paul Stocking, Portfolio Manager

•	Managed the Fund since 2011.

•	Joined the investment manager in 1995 as a Senior Equity Analyst.

•	Vice President, JP Morgan Securities, 1987 to 1995; Investment Banking.

•	Began investment career in 1987.

•	MBA, University of Chicago.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

Columbia European Equity Fund

INVESTMENT OBJECTIVE

Columbia European Equity Fund (the Fund) seeks to provide shareholders with capital appreciation. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund primarily invests in equity securities of European companies that are believed to offer growth potential. For these purposes, a company is considered to be located in Europe if:

•	It is organized under the laws of a European country and has a principal office in a European country;

•	It derives at least 50% of its total revenues from businesses in Europe; or

•	Its equity securities are traded principally on a stock exchange in Europe.

Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of European issuers. Although the Fund emphasizes investments in developed countries, the Fund also may invest in securities of companies located in developing or emerging markets. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

Columbia Management Investment Advisers, LLC (the investment manager) is responsible for oversight of the Fund’s subadviser, Threadneedle International Limited (Threadneedle), an indirect wholly-owned subsidiary of Ameriprise Financial, Inc., the parent company of the investment manager.

Threadneedle chooses investments by:

•	Deploying an integrated approach to equity research that incorporates regional analyses, a global sector strategy, and stock specific perspectives.

•	Conducting detailed research on companies in a consistent strategic and macroeconomic framework.

•	Looking for catalysts of change and identifying the factors driving markets, which will vary over economic and market cycles.

•	Implementing rigorous risk control processes that seek to ensure that the risk and return characteristics of the Fund’s portfolio are consistent with established portfolio management parameters.

Using the global sector strategy, the Fund’s portfolio management team constructs the portfolio using a Core List of stocks, which represent the portfolio management team’s ideas and highest convictions. The portfolio is then constructed from this list, along with other securities selected by the portfolio manager.

Stocks on the Core List are selected by:

•	Evaluating the opportunities and risks within regions and sectors;

•	Assessing valuations; and

•	Evaluating one or more of the following: balance sheets and cash flows, the demand for a company’s products or services, its competitive position, or its management.

The Fund will normally be overweight in the stocks on the Core List compared to the benchmark.

A number of factors may prompt the portfolio management team to sell securities. A sale may result from a change in the composition of the Fund’s benchmark or a change in sector strategy. A sale may also be prompted by factors specific to a stock, such as valuation or company fundamentals.

The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund’s exposure to foreign currency. From time to time the team may use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

PRINCIPAL RISKS OF INVESTING IN THE FUND

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Columbia European Equity Fund

Derivatives Risk. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative instruments in which the Fund invests will typically increase the Fund’s exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk, and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the Fund.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the portfolio managers would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

Risks of Foreign/Emerging Markets Investing. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following risks:

Country risk includes the risks associated with the political, social, economic, and other conditions or events occurring in the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than U.S. investments, which means that at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the risks associated with the clearing and settling of trades. Holding securities with local agents and depositories also has risks. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market, which are less reliable than the U.S. markets. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the geographic regions in which the Fund invests. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund.

Columbia European Equity Fund

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other events, conditions or factors.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Small and Mid-Sized Company Risk. Investments in small and medium sized companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Securities of small and medium companies may trade on the over-the-counter market or on regional securities exchanges and the frequency and volume of their trading may be substantially less and may be more volatile than is typical of larger companies.

PORTFOLIO MANAGEMENT

Columbia Management contracts with and compensates Threadneedle International Limited (Subadviser or Threadneedle) to manage the investment of the Fund’s assets. Columbia Management monitors the compliance of Threadneedle with the investment objectives and related policies of the Fund, reviews the performance of Threadneedle, and reports periodically to the Board.

Threadneedle manages the Fund’s assets based upon its experience managing funds with investment goals and strategies substantially similar to those of the Fund.

Threadneedle

Threadneedle, located at 60 St. Mary Axe, London EC3A 8JQ, England, is an affiliate of Columbia Management, and an indirect wholly-owned subsidiary of Ameriprise Financial, Inc. The portfolio manager who leads the team responsible for the day-to-day management of the Fund is:

Dan Ison, Lead Portfolio Manager

•	Head of Pan European equities team.

•	Managed the Fund since 2011.

•	Joined Threadneedle in 2007.

•	Began investment career in 1994 as a portfolio manager for Baring Asset Management, 1994 to 2001. Partner/Director, Beaumont Capital/Schroders, 2001 to 2007.

•	BA, Oxford University.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

Columbia Floating Rate Fund

INVESTMENT OBJECTIVE

Columbia Floating Rate Fund (the Fund) seeks to provide shareholders with a high level of current income and, as a secondary objective, preservation of capital. Because any investment involves risk, there is no assurance these objectives can be achieved. Only shareholders can change the Fund’s objectives.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in floating rate loans and other floating rate debt securities. These debt obligations will generally be rated non-investment grade by recognized rating agencies (similar to “junk bonds”) or, if unrated, be considered by the investment manager Columbia Management Investment Advisers, LLC, to be of comparable quality. Up to 25% of the Fund’s net assets may be invested in foreign investments. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

Floating rate loans are debt obligations of companies and other similar entities that have interest rates that adjust or “float” periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate (such as LIBOR (London Interbank Offered Rate)) plus a premium). Floating rate loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. The Fund may acquire loans directly through the agent or from another holder of the loan by assignment. They are generally valued on a daily basis by independent pricing services.

The Fund normally invests in senior secured floating rate loans. Senior secured floating rate loans ordinarily are secured by specific collateral or assets of the borrower so that holders of the loans will have a claim on those assets senior to the claim of certain other parties in the event of default or bankruptcy by the borrower. These loans usually are senior in rank to other securities issued by the borrower (such as common stock or other debt instruments). The proceeds of the loan primarily are used by the borrower to finance leveraged buy-outs, recapitalizations, dividends to sponsors, mergers and acquisitions, and, to a lesser extent, to finance internal growth or for other corporate purposes. Senior floating rate loans held by the Fund will generally have final maturities of nine years or less.

In pursuit of the Fund’s objective, Columbia Management Investment Advisers, LLC (the investment manager) identifies loans for potential investment by conducting extensive credit analysis which typically includes an analysis of the collateral value supporting such loan, the liquidity profile of the borrower, an analysis of the borrower’s capital structure, a competitive analysis of the borrower and its industry, an evaluation of the management team’s capabilities, a review of the legal documentation supporting such loan, including an analysis of the covenants and the rights and remedies of the lender, and the Fund’s relative concentration by industry. Additionally, the investment manager considers its interest rate outlook, the interest rate (and floating rate formula) to be paid on the investment, the portfolio’s exposure to a particular sector, and the relative value of the loan within the sector, among other factors. Once a loan is in the portfolio, it is continually monitored. Generally, a decision to hold or sell a loan is made based on the investment manager’s analysis of the relative value of other opportunities for investment, the borrower’s risk profile, and expected recovery values versus the current market value of the holding.

To the extent the Fund invests in derivatives instruments, the Fund may count the value of derivative securities with floating rate loan characteristics towards its 80% policy.

The investment manager may also invest in other securities, including investment grade fixed income debt obligations, non-investment grade fixed income debt obligations and certain money market instruments. For purposes of the 80% policy, money market holdings with a remaining maturity of less than 60 days will be deemed floating rate assets.

PRINCIPAL RISKS OF INVESTING IN THE FUND

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a borrower, a single issuer, sector of the economy, industry, or the market as a whole. The market value of floating rate loans and other securities may fluctuate, sometimes rapidly and unpredictably.

Columbia Floating Rate Fund

Credit Risk. Credit risk is the risk that the borrower of a loan or the issuer of another debt security may or will default or otherwise become unable or unwilling to honor a financial obligation, such as making payments to the Fund. Rating agencies assign credit ratings to certain loans and other debt securities to indicate their credit risk. The price of a loan or other debt security generally will fall if the borrower or the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the credit rating of the borrower or the issuer or other news affects the market’s perception of the credit risk of the borrower or the issuer. If the issuer of a loan declares bankruptcy or is declared bankrupt, there may be a delay before the Fund can act on the collateral securing the loan, which may adversely affect the Fund. Further, there is a risk that a court could take action with respect to a floating rate loan adverse to the holders of the loan, such as invalidating the loan, the lien on the collateral, the priority status of the loan, or ordering the refund of interest previously paid by the borrower. Any such actions by a court could adversely affect the Fund’s performance. If the Fund purchases unrated loans or other debt securities, or if the rating of a loan or security is reduced after purchase, the Fund will depend on the analysis of credit risk more heavily than usual. Non-investment grade loans or securities (commonly called “high-yield” or “junk”) have greater price fluctuations and are more likely to experience a default than investment grade loans or securities. A default or expected default of a loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it.

Liquidity Risk. Floating rate loans generally are subject to legal or contractual restrictions on resale. Floating rate loans also may trade infrequently on the secondary market. The value of the loan to the Fund may be impaired in the event that the Fund needs to liquidate such loans. Securities in which the Fund invests may be traded in the over-the-counter market rather than on an organized exchange and therefore may be more difficult to purchase or sell at a fair price. The inability to purchase or sell floating rate loans and other debt securities at a fair price may have a negative impact on the Fund’s performance.

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Confidential Information Access Risk. In managing the Fund, the investment manager normally will seek to avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans being considered for acquisition by the Fund, or held in the Fund. In many instances, issuers of floating rate loans offer to furnish Confidential Information to prospective purchasers or holders of the issuer’s floating rate loans to help potential investors assess the value of the loan. The investment manager’s decision not to receive Confidential Information from these issuers may disadvantage the Fund as compared to other floating rate loan investors, and may adversely affect the price the Fund pays for the loans it purchases, or the price at which the Fund sells the loans. Further, in situations when holders of floating rate loans are asked, for example, to grant consents, waivers or amendments, the investment manager’s ability to assess the desirability of such consents, waivers or amendments may be compromised. For these and other reasons, it is possible that the investment manager’s decision under normal circumstances not to receive Confidential Information could adversely affect the Fund’s performance.

Counterparty Risk. The risk that a counterparty to a financial instrument entered into by the Fund or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, including making payments to the Fund. The Fund may obtain no or only limited recovery in a bankruptcy or other organizational proceeding, and any recovery may be significantly delayed. The Fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.

Risks of Foreign Investing. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following risks:

Country risk includes the risks associated with the political, economic, social and other conditions or events occurring in the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than U.S. investments, which means that at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Columbia Floating Rate Fund

Custody risk refers to the risks associated with the clearing and settling of trades. Holding securities with local agents and depositories also has risks. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market, which are less reliable than the U.S. market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of problems occurring.

High Yield Securities Risk. Non-investment grade loans or other debt securities, commonly called “high-yield “or “junk,” may react more to perceived changes in the ability of the borrower or issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade loans or other debt securities may experience greater price fluctuations and are subject to a greater risk of loss than investment grade loans or securities. A default or expected default of a loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it.

Highly Leveraged Transactions Risk. The loans or other securities in which the Fund invests substantially consist of transactions involving refinancings, recapitalizations, mergers and acquisitions, and other financings for general corporate purposes. The Fund’s investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as “debtor-in-possession” financings), provided that such senior obligations are determined by the Fund’s investment manager, or subadviser, as the case may be, upon its credit analysis to be a suitable investment for the Fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management’s taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

Impairment of Collateral Risk. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with fixed-income securities: when interest rates rise, the prices generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations, which in turn would increase prepayment risk. Securities with floating interest rates can be less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general. Because rates on certain floating rate loans and other debt securities reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause fluctuations in the Fund’s net asset value.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities and floating rate loans. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

PORTFOLIO MANAGEMENT

Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:

Lynn A. Hopton, Portfolio Manager

•	Managed the Fund since 2011.

•	Senior Managing Director and co-head of the leveraged debt group.

•	Joined the investment manager in 2000.

•	Began investment career in 1986.

•	BA, Northwestern University and MBA, J.L. Kellogg Graduate School of Management at Northwestern University.

Yvonne E. Stevens, Portfolio Manager

•	Managed the Fund since 2011.

Columbia Floating Rate Fund

•	Senior Managing Director and co-head of the leveraged debt group.

•	Joined the investment manager in 2000.

•	Began investment career in 1986.

•	BA, Wellesley College and MBA, Wharton School at the University of Pennsylvania.

Steven B. Staver, Portfolio Manager

•	Managed the Fund since 2011.

•	Managing Director and member of the leveraged debt group.

•	Joined the investment manager in 2000.

•	Began investment career in 1993.

•	MBA, University of Southern California Marshall School of Business.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

Columbia Frontier Fund

INVESTMENT OBJECTIVE

Columbia Frontier Fund (the Fund) seeks to provide shareholders with growth of capital. Income may be considered but is incidental to the Fund’s investment objective. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Although the Fund may invest in the securities of any company, the Fund invests at least 65% of its net assets (including any amounts borrowed for investment purposes), determined at the time of investment, in equity securities of small U.S. companies. For these purposes, small companies are currently defined as companies with market capitalization, at the time of purchase, of $2 billion or less. The Fund’s Board of Trustees (the Board) may change the parameters by which “small companies” are defined if it concludes that such a change is appropriate. Companies are selected for their growth prospects (as identified by the investment manager).

The Fund uses a bottom-up stock selection approach. This means that Columbia Management Investment Advisers, LLC (the investment manager) concentrates on individual company fundamentals, rather than on a particular market sector. The investment manager may select investments for either their short-, medium or long-term prospects. In selecting investments for the Fund, the investment manager maintains a disciplined investment process that takes into account downside risks as well as upside potential and seeks to identify companies that it believes display attractive growth, profitability or valuation characteristics, including one or more of the following:

•	Positive earnings and/or earnings growth rate

•	Positive revenue growth

•	Positive operating cash flows

•	Quality management

•	Unique competitive advantages

The Fund generally sells a stock if the investment manager believes:

•	its target price is reached,

•	its valuation becomes excessive,

•	its earnings or revenue growth are disappointing,

•	its underlying fundamentals have deteriorated, or

•	more attractive investment opportunities are believed to be available.

The Fund invests primarily in common stocks; however, it may also invest in preferred stocks, securities convertible into common stocks, and stock purchase warrants if the investment manager believes these investments offer capital growth opportunities.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other events, conditions or factors.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. These risks are generally greater for small and mid-sized companies, which tend to be more vulnerable than large companies to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other funds if that style falls out of favor with the market.

Columbia Frontier Fund

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small Company Risk. Investments in small capitalization companies often involve greater risks than investments in larger, more established companies because small capitalization companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Securities of small capitalization companies may trade on the over-the-counter market or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

PORTFOLIO MANAGEMENT

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

John K. Schonberg, CFA, Portfolio Manager

•	Managed the Fund since 2011.

•	Senior Vice President and Head of Fixed Income.

•	Joined the investment manager in 1997.

•	Began investment career in 1988.

•	BS, University of Nebraska.

Mike Marzolf, Associate Portfolio Manager

•	Managed the Fund since 2011.

•	Joined the investment manager in 2007 as an Associate Portfolio Manager.

•	Began investment career in 1998.

•	BS, University of St. Thomas.

Sam Murphy, Associate Portfolio Manager

•	Managed the Fund since 2011.

•	Employed by the investment manager from 1999-2002; returned to the investment manager in 2006 as a Senior Research Analyst.

•	Began investment career in 1989.

•	MBA, University of Pennsylvania, Wharton School of Business.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

Columbia Global Bond Fund

INVESTMENT OBJECTIVE

Columbia Global Bond Fund (the Fund) seeks to provide shareholders with high total return through income and growth of capital. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a non-diversified mutual fund that invests primarily in debt obligations of U.S. and foreign issuers. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in investment-grade corporate or government debt obligations, including money market instruments, of issuers located in at least three different countries. Although the Fund emphasizes high and medium-quality debt securities, it may assume some credit risk in seeking to achieve higher dividends and /or capital appreciation by buying below investment-grade bonds (junk bonds). The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

Under normal market conditions, the Fund generally will invest at least 40% of its net assets in debt obligations of foreign governments, and companies that (a) maintain their principal place of business or conduct their principal business activities outside the U.S., (b) have their securities traded on non-U.S. exchanges or (c) have been formed under the laws of non-U.S. countries. The investment manager may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these securities or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S.

In pursuit of the Fund’s objective, Columbia Management Investment Advisers, LLC (the investment manager) chooses investments by:

•	Considering opportunities and risks by credit rating and currency.

•	Identifying investment-grade U.S. and foreign bonds.

•	Identifying below investment-grade U.S. and foreign bonds.

•	Identifying bonds that can take advantage of currency movements and interest rate differences among nations.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

•	The security is overvalued.

•	The security continues to meet the standards described above.

The investment manager monitors the Fund’s exposure to interest rate and foreign currency fluctuations.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, interest rate fluctuations or currency fluctuations, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that the issuer of a fixed-income security, or the counterparty to a contract may or will default or otherwise become unable or unwilling to honor a financial obligation, such as making payments. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on analysis of credit risk more heavily than usual.

Derivatives Risk. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the Fund.

Columbia Global Bond Fund

In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative instruments in which the Fund invests will typically increase the Fund’s exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk, and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the Fund.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the portfolio managers would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

Risks of Foreign/Emerging Markets Investing. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following risks:

Country risk includes the risks associated with the political, social, economic, and other conditions or events occurring in the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than U.S. investments, which means that at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the risks associated with the clearing and settling of trades. Holding securities with local agents and depositories also has risks. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market, which are less reliable than the U.S. markets. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the geographic regions in which the Fund invests. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund.

High-Yield Securities Risk. Non-investment grade fixed-income securities, commonly called “high-yield” or “junk” bonds, may react more to perceived changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in interest rates. Non-investment grade securities may experience greater price fluctuations and are subject to a greater risk of loss than investment grade fixed-income securities.

Columbia Global Bond Fund

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with fixed-income securities: when interest rates rise, the prices generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations, which in turn would increase prepayment risk.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other events, conditions or factors.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Non-Diversification Risk. The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the Fund’s performance, the Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities and floating rate loans. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Sector Risk. Investments that are concentrated in a particular issuer, geographic region, industry or sector will be more susceptible to changes in price. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

PORTFOLIO MANAGEMENT

Portfolio Manager. The portfolio manager responsible for the day-to-day management of the Fund is:

Nicholas Pifer, CFA, Portfolio Manager

•	Managed the Fund since 2011.

•	Sector Leader of the Global Rates and Currency Sector Team.

•	Joined the investment manager in 2000.

•	Fixed Income Portfolio Manager, Investment Advisers, Inc., 1997 to 2000.

•	Began investment career in 1990.

•	MA, Johns Hopkins University School of Advanced International Studies.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

Columbia Global Equity Fund

INVESTMENT OBJECTIVE

Columbia Global Equity Fund (the Fund) seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in equity securities, including securities of companies located in developed and emerging countries. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

Under normal market conditions, the Fund generally will invest at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. The Fund’s subadviser may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these securities or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S.

Columbia Management Investment Advisers, LLC (the investment manager) is responsible for oversight of the Fund’s subadviser, Threadneedle International Limited (Threadneedle), an indirect wholly-owned subsidiary of Ameriprise Financial, Inc., the parent company of the investment manager.

Threadneedle chooses investments by:

•	Deploying an integrated approach to equity research that incorporates regional analyses, a global sector strategy, and stock specific perspectives.

•	Conducting detailed research on companies in a consistent strategic and macroeconomic framework.

•	Looking for catalysts of change and identifying the factors driving markets, which will vary over economic and market cycles.

•	Implementing rigorous risk control processes that seek to ensure that the risk and return characteristics of the Fund’s portfolio are consistent with established portfolio management parameters.

Using the global sector strategy, the Fund’s portfolio management team constructs the portfolio using a Model List of stocks which represents the portfolio management team’s ideas and highest convictions. The portfolio is then constructed from this list along with other securities selected by the Fund’s portfolio managers.

Stocks on the Model List are selected by:

•	Evaluating the opportunities and risks within regions and sectors;

•	Assessing valuations; and

•	Evaluating one or more of the following: balance sheets and cash flows, the demand for a company’s products or services, its competitive position, or its management.

A number of factors may prompt the portfolio management team to sell securities. A sale may result from a change in the composition of the Fund’s benchmark or a change in sector strategy. A sale may also be prompted by factors specific to a stock, such as valuation or company fundamentals.

The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund’s exposure to foreign currency. From time to time the team may use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

PRINCIPAL RISKS OF INVESTING IN THE FUND

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Columbia Global Equity Fund

Derivatives Risk. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative instruments in which the Fund invests will typically increase the Fund’s exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk, and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the Fund.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the portfolio managers would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

Risks of Foreign/Emerging Markets Investing. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following risks:

Country risk includes the risks associated with the political, social, economic, and other conditions or events occurring in the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than U.S. investments, which means that at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the risks associated with the clearing and settling of trades. Holding securities with local agents and depositories also has risks. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market, which are less reliable than the U.S. markets. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the geographic regions in which the Fund invests. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund.

Columbia Global Equity Fund

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other events, conditions or factors.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

PORTFOLIO MANAGEMENT

Columbia Management contracts with and compensates Threadneedle International Limited (Subadviser or Threadneedle) to manage the investment of the Fund’s assets. Columbia Management monitors the compliance of Threadneedle with the investment objective and related policies of the Fund, reviews the performance of Threadneedle, and reports periodically to the Board.

Threadneedle manages the Fund’s assets based upon its experience managing funds with investment goals and strategies substantially similar to those of the Fund.

Threadneedle

Threadneedle, located at 60 St. Mary Axe, London EC3A 8JQ, England, is an affiliate of Columbia Management, and an indirect wholly-owned subsidiary of Ameriprise Financial, Inc. The portfolio managers who lead the team responsible for the day-to-day management of the Fund are:

Stephen Thornber, Portfolio Manager

•	Head of global oil sector.

•	Managed the Fund since 2011.

•	Joined Threadneedle in 1993 as a fund manager.

•	Began investment career in 1987.

•	BA, Plymouth Polytechnic.

Andrew Holliman, CFA, Deputy Portfolio Manager

•	Managed the Fund since 2011.

•	Joined Threadneedle in 2004 as a fund manager.

•	Began investment career in 1997 as an investment analyst and portfolio manager, Baillie Gifford & Co., 1997 to 2004.

•	BCom (Hons), University of Edinburgh; MSc, University of Stirling.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

Columbia Global Extended Alpha Fund

INVESTMENT OBJECTIVE

Columbia Global Extended Alpha Fund (the Fund) seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund will invest primarily in equity securities, including at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. The Fund’s subadviser may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these securities or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S. The Fund may invest in equity securities of companies located in developed and emerging markets. The Fund will hold both long and short positions. A long position is an ordinary purchase of a security. When the Fund takes a short position, it sells a security that it has borrowed in anticipation of a decline in the price of the security. The subadviser is able to invest the proceeds from its short positions in additional long positions, ‘extending’ the equity exposure of the Fund in an effort to achieve an enhanced level of ‘alpha.’ Alpha represents how much the Fund’s return is attributable to the subadviser’s ability to deliver above-average returns, adjusted for risk. To complete a short sale transaction, the Fund buys back the same security in the market and returns it to the lender. If the price of the security falls sufficiently, the Fund will make money. If it instead increases in price, the Fund will lose money. Both long and short positions may be obtained through buying or selling individual securities or creating similar long or short exposure through the use of derivative instruments.

The Fund expects to maintain an approximate net long asset exposure to the equity market (long market exposure minus short market exposure) between 90% and 105%, targeting 110% to 140% gross long exposure and 10% to 40% gross short exposure. Actual exposure will vary over time based on factors such as market movements and the portfolio management team’s assessment of market conditions and may result in the Fund not taking short positions from time to time.

In addition to individual stocks, the portfolio management team may use exchange traded funds (ETFs), and certain derivative instruments, including portfolio and equity swaps, futures, options and forward contracts. These instruments may be used by the Fund to obtain additional long or short exposure to a security (or basket of securities) or to hedge existing long or short positions.

Investment Process

Columbia Management Investment Advisers, LLC (the investment manager) is responsible for oversight of the Fund’s subadviser, Threadneedle International Limited (Threadneedle), an indirect wholly-owned subsidiary of Ameriprise Financial, Inc., the parent company of the investment manager. In pursuit of the Fund’s objective, Threadneedle seeks to identify securities that offer the greatest promise for outperformance (long positions) and securities with the greatest promise for underperformance (short positions).

Threadneedle’s approach to investing is based on bottom up research focusing mainly on business fundamentals and valuation of individual securities. Detailed research is carried out by Threadneedle’s team of over 120 investment professionals through:

•	extensive interviews with company management teams,

•	use of publicly published information, and

•	use of research from independent sources and brokers.

While bottom up research is the primary driver when evaluating securities, proprietary macro-economic and thematic in-house research is also produced which may influence bottom-up research as well as broader portfolio positioning. Threadneedle seeks multiple sources of enhancing alpha and is not rigidly driven by a focus on solely securities that may be described as ‘growth’ or ‘value’ which Threadneedle believes increases the chances of out-performance across the investment cycle and potentially maximizes the benefits of diversification.

Based on this investment approach, Threadneedle constructs a Global Team Model List of stocks (the Model List) that is updated regularly. The majority of the Fund’s long positions (including the additional long positions) will be invested in stocks on the Model List. In addition, discretionary holdings (long and short positions) are selected by the portfolio management team based on the same fundamental criteria (investment approach) used to generate the Model List.

Columbia Global Extended Alpha Fund

In addition to selling securities short that Threadneedle believes have the greatest promise for underperformance, Threadneedle may also establish short positions in an effort to mitigate potential additional risks introduced through the selection of the Fund’s active long and short positions.

A number of factors may prompt the portfolio management team to sell a long position or close out a short position. A sale is most likely to be prompted by factors specific to a stock, such as deterioration in the company’s fundamentals or an increase in the company’s valuation. A sale could also be triggered by a change in macro or thematic strategy by Threadneedle or for risk management purposes.

The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund’s exposure to foreign currency. From time to time the team may hold foreign currencies, or use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

PRINCIPAL RISKS OF INVESTING IN THE FUND

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Because the Fund takes both long and short positions, there is the risk that the value of the securities held long might decrease and the value of the securities sold short might increase in response to activities of an individual company or in response to general market conditions. In this case, the Fund’s potential losses could exceed those of other mutual funds that hold only long stock positions. There is no guarantee that the investment techniques and risk analyses employed by the portfolio managers will produce the desired results.

Counterparty Risk. The risk that a counterparty to a financial instrument entered into by the Fund or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, including making payments to the Fund. The Fund may obtain no or only limited recovery in a bankruptcy or other organizational proceeding, and any recovery may be significantly delayed. The Fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.

Derivatives Risk. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative instruments in which the Fund invests will typically increase the Fund’s exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk, and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the Fund.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the portfolio managers would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

Columbia Global Extended Alpha Fund

ETF Risk. An ETF’s share price may not track its specified market index and may trade below its net asset value. ETFs generally use a “passive” investment strategy and will not attempt to take defensive positions in volatile or declining markets. An active secondary market in an ETF’s shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF’s shares will continue to be listed on an active exchange. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through the Fund’s ownership of the ETF.

Risks of Foreign/Emerging Markets Investing. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following risks:

Country risk includes the risks associated with the political, social, economic, and other conditions or events occurring in the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than U.S. investments, which means that at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the risks associated with the clearing and settling of trades. Holding securities with local agents and depositories also has risks. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market, which are less reliable than the U.S. markets. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the geographic regions in which the Fund invests. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other events, conditions or factors.

Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or other instruments or techniques. Due to the fact that short sales involve borrowing securities and then selling them, the Fund’s short sales effectively leverage the Fund’s assets. The use of leverage creates certain risks for Fund shareholders, including the greater likelihood of higher volatility of the Fund’s return, and its net asset value. Changes in the value of the Fund’s portfolio securities will have a disproportionate effect on the net asset value per share when leverage is used. The Fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can also create an interest expense that may lower the Fund’s overall returns. There is no guarantee that a leveraging strategy will be successful.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. These risks are generally greater for small and mid-sized companies, which tend to be more vulnerable than large companies to adverse developments.

Columbia Global Extended Alpha Fund

Short Selling Risk. The Fund may make short sales, which involves selling a security the Fund does not own in anticipation that the security’s price will decline. The Fund must borrow those securities to make delivery to the buyer. The Fund may not always be able to borrow a security it wants to sell short. The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the Fund’s long positions will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the Fund. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund may also be required to close out a short position at a time when it might not otherwise choose, for example, if the lender of the security calls it back, which may have the effect of reducing or eliminating potential gain, or cause the Fund to realize a loss. Short positions introduce more risk to the Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Additionally, the Fund’s use of short sales in effect “leverages” the Fund, as the Fund may use the cash proceeds from short sales to invest in additional long positions. This leverage effect potentially exposes the Fund to greater risks due to unanticipated market movements, which may magnify losses and increase the volatility of returns. See also Leverage Risk and Market Risk.

In addition, the Fund will incur additional expenses by engaging in short sales in the form of transaction costs, and interest and dividend expenses paid to the lender of the security.

Small and Mid-Sized Company Risk. Investments in small and medium sized companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Securities of small and medium companies may trade on the over-the-counter market or on regional securities exchanges and the frequency and volume of their trading may be substantially less and may be more volatile than is typical of larger companies.

PORTFOLIO MANAGEMENT

Columbia Management contracts with and compensates Threadneedle International Limited (Subadviser or Threadneedle) to manage the investment of the Fund’s assets. Columbia Management monitors the compliance of Threadneedle with the investment objective and related policies of the Fund, reviews the performance of Threadneedle, and reports periodically to the Board.

Threadneedle

Threadneedle, located at 60 St. Mary Axe, London EC3A 8JQ, England, is an affiliate of Columbia Management, and an indirect wholly-owned subsidiary of Ameriprise Financial, Inc. The portfolio managers who lead the team responsible for the day-to-day management of the Fund are:

Andrew Holliman, CFA, Portfolio Manager

•	Managed the Fund since 2011.

•	Joined Threadneedle in 2004 as a fund manager.

•	Began investment career in 1997 as an investment analyst and portfolio manager, Baillie Gifford & Co., 1997 to 2004.

•	BCom (Hons), University of Edinburgh; MSc, University of Stirling.

Jeremy Podger, Deputy Portfolio Manager

•	Head of global equity team.

•	Managed the Fund since 2011.

•	Joined Threadneedle in 2003 as a fund manager.

•	Began investment career in 1987.

•	BA, Cambridge University; MBA, London Business School.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

Columbia Government Money Market Fund

INVESTMENT OBJECTIVE

Columbia Government Money Market Fund (the Fund) seeks to preserve capital and to maximize liquidity and current income. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund will normally invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in high-quality, short-term money market securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The Fund will invest only in U.S. dollar-denominated securities having a remaining maturity of 13 months (397 days) or less and will maintain a U.S. dollar-weighted average portfolio maturity of 60 days or less and a U.S. dollar weighted average life of 120 days or less.

In seeking to maintain a constant net asset value of $1.00, the Fund will limit its investments to securities that, in accordance with guidelines approved by the Fund’s Board of Directors (the Board), present minimal credit risk. Accordingly, the Fund will only purchase U.S. government securities, or securities rated in one of the two highest rating categories assigned to short-term debt securities by at least two nationally recognized statistical rating organizations (such as Moody’s Investors Service (Moody’s) or Standard & Poor’s Ratings Services (S&P)), or if not so rated, determined to be of comparable quality.

Determination of quality is made at the time of investment, in accordance with procedures approved by the Fund’s Board. The investment manager (Columbia Management Investment Advisers, LLC) continuously monitors the quality of the Fund’s investments. If the quality of an investment declines, the Fund may, in certain limited circumstances, continue to hold it.

Currently, the Fund invests only in U.S. government securities and in securities that are rated in the top category by Moody’s and S&P. However, the Fund is permitted to invest up to 3% of its assets in securities rated in the second rating category by two rating organizations. The Fund may not invest more than 1/2 of 1% of its total assets in any one security in the second rating category.

In pursuit of the Fund’s objective, the investment manager chooses investments by:

•	Considering opportunities and risks given current interest rates and anticipated interest rates.

•	Purchasing securities based on the timing of cash flows in and out of the Fund.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

•	The issuer’s credit rating has declined or the investment manager expects a decline (the Fund, in certain cases, may continue to own securities that are down-graded until the investment manager believes it is advantageous to sell).

•	Political, economic, or other events could affect the issuer’s performance.

•	The investment manager identifies a more attractive opportunity.

•	The issuer or the security continues to meet the other standards described above.

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform other money market funds.

Credit Risk. Credit risk is the risk that the issuer of a fixed-income security, or the counterparty to a contract will default or otherwise become unable or unwilling to honor a financial obligation, such as making payments. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager’s analysis of credit risk more heavily than usual.

Columbia Government Money Market Fund

Interest Rate Risk. A rise in the overall level of interest rates may result in the decline in the prices of fixed income securities held by the Fund. The Fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. Falling interest rates may result in a decline in the Fund’s income and yield (since the Fund must then invest in lower-yielding fixed income securities). Under certain circumstances, the yield decline could cause the Fund’s net yield to be negative (such as when Fund expenses exceed income levels).

Repurchase Agreements. Repurchase agreements in which the Fund may invest could involve certain risks in the event of default by the seller, including possible delays and expenses in liquidating the securities underlying the agreement, decline in the value of the underlying securities and loss of interest.

Columbia High Yield Bond Fund

INVESTMENT OBJECTIVE

Columbia High Yield Bond Fund (the Fund) seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth. Because any investment involves risk, there is no assurance these objectives can be achieved. Only shareholders can change the Fund’s objectives.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in high-yield debt instruments (commonly referred to as “junk” bonds or securities). These high yield debt instruments include corporate debt securities as well as bank loans rated below investment grade by a nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality. Up to 25% of the Fund’s net assets may be invested in high yield debt instruments of foreign issuers. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

Corporate debt securities in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities. Bank loans (which may commonly be referred to as “floating rate loans”), which are another form of financing, are typically secured, with interest rates that adjust or “float” periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR (London Interbank Offered Rate), plus a premium). Secured debt instruments are ordinarily secured by specific collateral or assets of the issuer or borrower such that holders of these instruments will have claims senior to the claims of other parties who hold unsecured instruments.

In pursuit of the Fund’s objectives, Columbia Management Investment Advisers, LLC (the investment manager) chooses investments using:

•	Rigorous, in-house credit research using a proprietary risk and relative value rating system with the goal of generating strong risk-adjusted returns.

•	A process focused on identifying issuers with improving credit quality characterized by several factors including:

•	stable and strengthening cash flows,

•	the ability to de-leverage through free cash flow,

•	asset valuations supporting debt,

•	strong management,

•	strong and sustainable market positioning, and

•	access to capital.

•	A top down assessment of broad economic and market conditions to determine quality and industry weightings.

Additionally, for bank loans, the investment manager’s process includes a review of the legal documentation supporting the loan, including an analysis of the covenants and the rights and remedies of the lender.

In evaluating whether to sell an investment, considerations by the investment manager include but are not limited to:

•	Deterioration in the issuer’s results relative to analyst expectations,

•	Inability of the issuer to de-leverage,

•	Reduced asset coverage for the issuer,

•	Deterioration in the issuer’s competitive position,

•	Reduced access to capital for the issuer,

•	Changes in the issuer’s management,

•	The investment manager’s price target for the security has been achieved, and

•	The investment manager’s assessment of the security’s relative upside value is limited.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

Columbia High Yield Bond Fund

PRINCIPAL RISKS OF INVESTING IN THE FUND

This Fund is designed for long-term investors with above-average risk tolerance. This Fund has a higher potential for volatility and loss of principal. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Counterparty Risk. The risk that a counterparty to a financial instrument entered into by the Fund or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, including making payments to the Fund. The Fund may obtain no or only limited recovery in a bankruptcy or other organizational proceeding, and any recovery may be significantly delayed. The Fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.

Credit Risk. Credit risk is the risk that the borrower of a loan or the issuer of another debt security may or will default or otherwise become unable or unwilling to honor a financial obligation, such as making payments to the Fund. Rating agencies assign credit ratings to certain loans and other debt securities to indicate their credit risk. The price of a loan or other debt security generally will fall if the borrower or the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the credit rating of the borrower or the issuer or other news affects the market’s perception of the credit risk of the borrower or the issuer. If the issuer of a loan declares bankruptcy or is declared bankrupt, there may be a delay before the Fund can act on the collateral securing the loan, which may adversely affect the Fund. Further, there is a risk that a court could take action with respect to a floating rate loan adverse to the holders of the loan, such as invalidating the loan, the lien on the collateral, the priority status of the loan, or ordering the refund of interest previously paid by the borrower. Any such actions by a court could adversely affect the Fund’s performance. If the Fund purchases unrated loans or other debt securities, or if the rating of a loan or security is reduced after purchase, the Fund will depend on the analysis of credit risk more heavily than usual. Non-investment grade loans or securities (commonly called “high-yield” or “junk”) have greater price fluctuations and are more likely to experience a default than investment grade loans or securities. A default or expected default of a loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it.

Derivatives Risk. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative instruments in which the Fund invests will typically increase the Fund’s exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk, and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the Fund.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the portfolio managers would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

Columbia High Yield Bond Fund

Risks of Foreign Investing. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following risks:

Country risk includes the risks associated with the political, economic, social and other conditions or events occurring in the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than U.S. investments, which means that at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the risks associated with the clearing and settling of trades. Holding securities with local agents and depositories also has risks. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market, which are less reliable than the U.S. market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of problems occurring.

High-Yield Securities Risk. Non-investment grade loans or other debt securities, commonly called “high-yield “or “junk,” may react more to perceived changes in the ability of the borrower or issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade loans or other debt securities may experience greater price fluctuations and are subject to a greater risk of loss than investment grade loans or securities. A default or expected default of a loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it.

Highly Leveraged Transactions Risk. The loans or other securities in which the Fund invests substantially consist of transactions involving refinancings, recapitalizations, mergers and acquisitions, and other financings for general corporate purposes. The Fund’s investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as “debtor-in-possession” financings), provided that such senior obligations are determined by the Fund’s investment manager, or subadviser, as the case may be, upon its credit analysis to be a suitable investment for the Fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management’s taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

Impairment of Collateral Risk. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with fixed-income securities: when interest rates rise, the prices generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations, which in turn would increase prepayment risk.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other events, conditions or factors.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Floating rate loans generally are subject to legal or contractual restrictions on resale. Floating rate loans also may trade infrequently on the secondary market. The value of the loan to the Fund may be impaired in the event that the Fund needs to liquidate such loans. The inability to purchase or sell floating rate loans and other debt securities at a fair price may have a negative impact on the Fund’s performance. Securities in which the Fund invests may be traded in the over-the-counter market rather than on an organized exchange and therefore may be more difficult to purchase or sell at a fair price.

Columbia High Yield Bond Fund

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities and floating rate loans. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

PORTFOLIO MANAGEMENT

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Jennifer Ponce de Leon, Portfolio Manager

•	Managed the Fund since 2011.

•	Vice President and Sector Leader of the high yield fixed income sector team.

•	Joined the investment manager in 1997.

•	Began investment career in 1989.

•	MBA, DePaul University.

Brian Lavin, CFA, Portfolio Manager

•	Managed the Fund since 2011.

•	Sector Manager on the high yield fixed income sector team.

•	Joined the investment manager in 1994 as a high yield analyst.

•	Began investment career in 1986.

•	MBA, University of Wisconsin — Milwaukee.

The fixed income department of the investment manager is divided into six specialized teams (sector teams) and six multi-sector teams. The specialized teams, which include the high yield fixed income sector team, are each focused on a specific sector of the fixed income market. Each sector team includes a portfolio manager or portfolio managers and several analysts that select securities and other fixed income instruments within the sector. The Fund’s portfolio managers lead or are members of the team that specializes in the sector in which the Fund primarily invests, and also serve on a strategy committee responsible for implementation of the Fund’s overall investment strategy.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

Columbia Income Opportunities Fund

INVESTMENT OBJECTIVE

Columbia Income Opportunities Fund (the Fund) seeks to provide shareholders with a high total return through current income and capital appreciation. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund’s assets are invested primarily in income-producing debt securities, with an emphasis on the higher rated segment of the high-yield (junk bond) market. These income-producing debt securities include corporate debt securities as well as bank loans. The Fund will purchase only securities rated B or above, or unrated securities believed in the investment manager’s opinion to be of the same quality. If a security falls below a B rating after investment by the Fund, the Fund may continue to hold the security. Up to 25% of the Fund’s net assets may be in foreign investments.

Corporate debt securities in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities. Bank loans (which may commonly be referred to as “floating rate loans”), which are another form of financing, are typically secured, with interest rates that adjust or “float” periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR (London Interbank Offered Rate), plus a premium). Secured debt instruments are ordinarily secured by specific collateral or assets of the issuer or borrower such that holders of these instruments will have claims senior to the claims of other parties who hold unsecured instruments.

In pursuit of the Fund’s objective, Columbia Management Investment Advisers, LLC (the investment manager), chooses investments by:

•	Analyzing factors such as credit quality, cash flow and price to select the most attractive securities within each sector (for example, identifying securities that have the opportunity to appreciate in value or provide income based on duration, expectations of changes in interest rates or credit quality).

•	Seeking broad diversification by allocating investments among various sectors, based on the investment manager’s assessment of their economic outlook.

Additionally, for bank loans, the investment manager’s process includes a review of the legal documentation supporting the loan, including an analysis of the covenants and the rights and remedies of the lender.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

•	The issuer or the security continues to meet the standards described above.

•	A sector or industry is experiencing change.

•	The interest rate or economic outlook changes.

•	A more attractive opportunity has been identified.

Because the Fund emphasizes high-yield investments, analysis of credit risk is more important in selecting investments than either maturity or duration. While maturity and duration are both closely monitored, neither is a primary factor in the decision making process.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Counterparty Risk. The risk that a counterparty to a financial instrument entered into by the Fund or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, including making payments to the Fund. The Fund may obtain no or only limited recovery in a bankruptcy or other organizational proceeding, and any recovery may be significantly delayed. The Fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.

Columbia Income Opportunities Fund

Credit Risk. Credit risk is the risk that the borrower of a loan or the issuer of another debt security may or will default or otherwise become unable or unwilling to honor a financial obligation, such as making payments to the Fund. Rating agencies assign credit ratings to certain loans and other debt securities to indicate their credit risk. The price of a loan or other debt security generally will fall if the borrower or the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the credit rating of the borrower or the issuer or other news affects the market’s perception of the credit risk of the borrower or the issuer. If the issuer of a loan declares bankruptcy or is declared bankrupt, there may be a delay before the Fund can act on the collateral securing the loan, which may adversely affect the Fund. Further, there is a risk that a court could take action with respect to a floating rate loan adverse to the holders of the loan, such as invalidating the loan, the lien on the collateral, the priority status of the loan, or ordering the refund of interest previously paid by the borrower. Any such actions by a court could adversely affect the Fund’s performance. If the Fund purchases unrated loans or other debt securities, or if the rating of a loan or security is reduced after purchase, the Fund will depend on the analysis of credit risk more heavily than usual. Non-investment grade loans or securities (commonly called “high-yield” or “junk”) have greater price fluctuations and are more likely to experience a default than investment grade loans or securities. A default or expected default of a loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it.

High-Yield Securities Risk. Non-investment grade loans or other debt securities, commonly called “high-yield “or “junk,” may react more to perceived changes in the ability of the borrower or issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade loans or other debt securities may experience greater price fluctuations and are subject to a greater risk of loss than investment grade loans or securities. A default or expected default of a loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it.

Highly Leveraged Transactions Risk. The loans or other securities in which the Fund invests substantially consist of transactions involving refinancings, recapitalizations, mergers and acquisitions, and other financings for general corporate purposes. The Fund’s investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as “debtor-in-possession” financings), provided that such senior obligations are determined by the Fund’s investment manager, or subadviser, as the case may be, upon its credit analysis to be a suitable investment for the Fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management’s taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

Impairment of Collateral Risk. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with fixed-income securities: when interest rates rise, the prices generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations, which in turn would increase prepayment risk. Securities with floating interest rates can be less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general. Because rates on certain floating rate loans and other debt securities reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause fluctuations in the Fund’s net asset value.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other events, conditions or factors.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Floating rate loans generally are subject to legal or contractual restrictions on resale. Floating rate loans also may trade infrequently on the secondary market. The value of the loan to the Fund may be impaired in the event that the Fund needs to liquidate such loans. The inability to purchase or sell floating rate loans and other debt securities at a fair price may have a negative impact on the Fund’s performance. Securities in which the Fund invests may be traded in the over-the counter market rather than on an organized exchange and therefore may be more difficult to purchase or sell at a fair price.

Columbia Income Opportunities Fund

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities and floating rate loans. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Risks of Foreign Investing. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following risks:

Country risk includes the risks associated with the political, economic, social and other conditions or events occurring in the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than U.S. investments, which means that at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the risks associated with the clearing and settling of trades. Holding securities with local agents and depositories also has risks. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market, which are less reliable than the U.S. market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of problems occurring.

PORTFOLIO MANAGEMENT

Portfolio Manager. The portfolio manager responsible for the day-to-day management of the Fund is:

Brian Lavin, CFA, Portfolio Manager

•	Managed the Fund since 2011.

•	Sector Manager on the high yield fixed income sector team.

•	Joined the investment manager in 1994 as a high yield analyst.

•	Began investment career in 1986.

•	MBA, University of Wisconsin — Milwaukee.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

Columbia Inflation Protected Securities Fund

INVESTMENT OBJECTIVE

Columbia Inflation Protected Securities Fund (the Fund) seeks to provide shareholders with total return that exceeds the rate of inflation over the long term. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a non-diversified fund that, under normal market conditions, invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by the U.S. government and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. The Fund currently intends to focus on inflation-protected debt securities issued by the U.S. Treasury. The Fund invests only in securities rated investment grade at the time of purchase by a third-party rating agency or, if unrated, deemed by the Fund’s investment manager to be of comparable quality. Inflation-protected securities are designed to protect the future purchasing power of the money invested in them.

The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury uses the Consumer Price Index for Urban Consumers (non seasonally adjusted) as the inflation measure. Up to 20% of the Fund’s net assets may be invested in non-inflation protected debt obligations issued by U.S. and foreign governments, their agencies and instrumentalities, as well as U.S. and foreign corporate debt obligations, mortgage and asset-backed securities and money market instruments. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

In pursuit of the Fund’s objective, Columbia Management Investment Advisers, LLC (the investment manager) makes purchases and sale decisions based on current and anticipated changes in interest rates, current valuation relative to alternatives in the market, general market conditions and any other factors deemed relevant by the portfolio managers.

•	Fund assets will be allocated among different market sectors (for example, U.S. government, foreign governments, corporate issuers of inflation-protected securities, mortgage and asset-backed securities and money market instruments) and different maturities based on views of the relative value for each sector or maturity. The Fund currently intends to focus on inflation-protected debt securities issued by the U.S. Treasury.

•	The Fund will target an average portfolio duration within a range of plus or minus 30% of the duration of the Barclays Capital U.S. Government Inflation-Linked Bond Index which was as of December 31, 2010. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a 5 year duration means a bond is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%. There is no limitation on the maturities of the instruments in which the Fund will invest.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that the issuer of a fixed-income security, or the counterparty to a contract may or will default or otherwise become unable or unwilling to honor a financial obligation, such as making payments. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on analysis of credit risk more heavily than usual.

Inflation Protected Securities Risk. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.

Columbia Inflation Protected Securities Fund

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with fixed-income securities: when interest rates rise, the prices generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations, which in turn would increase prepayment risk.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other events, conditions or factors.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Non-Diversification Risk. The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the Fund’s performance, the Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities and floating rate loans. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

PORTFOLIO MANAGEMENT

Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:

Nicholas Pifer, CFA, Portfolio Manager

•	Managed the Fund since 2011.

•	Sector Leader of the Global Rates and Currency Sector Team.

•	Joined the investment manager in 2000.

•	Fixed Income Portfolio Manager, Investment Advisers, Inc., 1997 to 2000.

•	Began investment career in 1990.

•	MA, Johns Hopkins University School of Advanced International Studies.

Vishal Khanduja, CFA, Portfolio Manager

•	Managed the Fund since 2011.

•	Sector Manager of the global rates and currency sector team.

•	Joined the investment manager in 2008.

•	Began investment career in 2005.

•	BS — Electrical Engineering, VJTI Mumbai — India; MBA, University of Iowa.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

Columbia Large Core Quantitative Fund

INVESTMENT OBJECTIVE

Columbia Large Core Quantitative Fund (the Fund) seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies listed on U.S. exchanges with market capitalizations greater than $5 billion at the time of purchase. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The universe of stocks from which Columbia Management Investment Advisers, LLC (the investment manager) selects the Fund’s investments primarily will be those included in the Fund’s benchmark, the S&P 500 Index (the Index). The Fund generally holds fewer stocks than the Index and may hold securities that are not in the Index.

In pursuit of the Fund’s objective, the investment manager uses quantitative analysis to evaluate the relative attractiveness of potential investments by considering a variety of factors which may include, among others, valuation, quality and momentum. Analysis of such factors is intended to identify companies with:

•	Attractive valuations, based on factors such as price-to-earnings ratios;

•	Sound balance sheets; or

•	Improving outlooks, based on an analysis of return patterns over time.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

•	The security is overvalued relative to other potential investments;

•	The company continues to meet the investment manager’s performance expectations; or

•	The security is removed from the Index.

The Fund’s investment strategy may involve frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.

PRINCIPAL RISKS OF INVESTING IN THE FUND

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other events, conditions or factors.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Portfolio Turnover Risk. The investment manager may actively and frequently trade securities in the Fund’s portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Quantitative Model Risk. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Columbia Large Core Quantitative Fund

PORTFOLIO MANAGEMENT

Portfolio Manager. The portfolio manager responsible for the Fund’s day-to-day management is:

Brian M. Condon, CFA, Portfolio Manager

•	Managed the Fund since 2011.

•	Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 1999.

•	Began investment career in 1993.

•	BA from Bryant University and MS in finance from Bentley University.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

Columbia Large Growth Quantitative Fund

INVESTMENT OBJECTIVE

Columbia Large Value Quantitative Fund (the Fund) seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies with market capitalizations of over $5 billion at the time of purchase or that are within the market capitalization range of companies in the Russell 1000® Growth Index (the Index) at the time of purchase. The market capitalization range and composition of the Index are subject to change. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization falls below the market capitalization of the smallest company held within the Index. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The universe of stocks from which Columbia Management Investment Advisers, LLC (the investment manager) selects the Fund’s investments primarily will be those included in the Index. The Fund generally holds fewer stocks than the Index and may hold securities that are not in the Index.

In pursuit of the Fund’s objective, the investment manager uses quantitative analysis to evaluate the relative attractiveness of potential investments by considering a variety of factors which may include, among others, valuation, quality and momentum. Analysis of such factors is designed to identify companies with:

•	Attractive valuations, based on factors such as price-to-earnings ratios;

•	Sound balance sheets; or

•	Improving outlooks, based on an analysis of return patterns over time.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

•	The security is overvalued relative to other potential investments;

•	The company continues to meet the investment manager’s performance expectations; or

•	The security is removed from the Index.

The Fund’s investment strategy may involve frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other events, conditions or factors.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Portfolio Turnover Risk. The investment manager may actively and frequently trade securities in the Fund’s portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Columbia Large Growth Quantitative Fund

Quantitative Model Risk. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

PORTFOLIO MANAGEMENT

Portfolio Manager. The portfolio manager responsible for the Fund’s day-to-day management is:

Brian M. Condon, CFA, Portfolio Manager

•	Managed the Fund since 2011.

•	Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 1999.

•	Began investment career in 1993.

•	BA from Bryant University and MS in finance from Bentley University.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

Columbia Large Value Quantitative Fund

INVESTMENT OBJECTIVE

Columbia Large Value Quantitative Fund (the Fund) seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in equity securities of companies with market capitalizations of over $5 billion at the time of purchase or that are within the market capitalization range of companies in the Russell 1000 Value Index (the Index) at the time of purchase. The market capitalization range and composition of the Index are subject to change. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization falls below the market capitalization of the smallest company held within the Index. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The universe of stocks from which Columbia Management Investment Advisers, LLC (the investment manager) selects the Fund’s investments primarily will be those included in the Index. The Fund generally holds fewer stocks than the Index and may hold securities that are not in the Index.

In pursuit of the Fund’s objective, the investment manager uses quantitative analysis to evaluate the relative attractiveness of potential investments by considering a variety of factors which may include, among others, valuation, quality and momentum. Analysis of such factors is intended to identify companies with:

•	Attractive valuations, based on factors such as price-to-earnings ratios;

•	Sound balance sheets; or

•	Improving outlooks, based on an analysis of return patterns over time.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

•	The security is overvalued relative to other potential investments;

•	The company continues to meet the investment manager’s performance expectations; or

•	The security is removed from the Index.

The Fund’s investment strategy may involve frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other events, conditions or factors.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Portfolio Turnover Risk. The investment manager may actively and frequently trade securities in the Fund’s portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Columbia Large Value Quantitative Fund

Quantitative Model Risk. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

PORTFOLIO MANAGEMENT

Portfolio Manager. The portfolio manager responsible for the day-to-day management of the Fund is:

Brian M. Condon, CFA, Portfolio Manager

•	Managed the Fund since 2011.

•	Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 1999.

•	Began investment career in 1993.

•	BA from Bryant University and MS in finance from Bentley University.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

Columbia Limited Duration Credit Fund

INVESTMENT OBJECTIVE

Columbia Limited Duration Credit Fund (the Fund) seeks to provide shareholders with a level of current income consistent with preservation of capital. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in credit-related bonds and debt securities. The Fund will primarily invest in debt securities with short- and intermediate-term maturities. The Fund will primarily invest in credit-related bonds, such as corporate bonds and agency, sovereign, supranational and local authority bonds. The Fund may invest up to 15% of its net assets in securities rated below investment grade. Up to 25% of the Fund’s net assets may be invested in foreign investments. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

In pursuit of the Fund’s objective, Columbia Management Investment Advisers, LLC (the investment manager) chooses investments by:

•	Evaluating the portfolio’s total exposure to sectors, industries, issuers and securities relative to the Fund’s benchmark, the Barclays Capital U.S. 1-5 Year Credit Index (the Index).

•	Analyzing factors such as credit quality, interest rate outlook and price to select the most attractive securities within each sector (for example, identifying securities that have the opportunity to appreciate in value or provide income based on duration, expectations of changes in interest rates or credit quality).

•	Investing in lower-quality (junk) bonds as opportunities arise.

•	Targeting an average portfolio duration within one year of the duration of the Index which, as of December 31, 2010 was years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%.

In evaluating whether to sell a security, the investment manager considers, among other factors:

•	The portfolio’s total exposure to sectors, industries, issuers and securities relative to the Index.

•	Whether its assessment of the credit quality of an issuer has changed or is vulnerable to a change.

•	Whether a sector or industry is experiencing change.

•	Changes in the interest rate or economic outlook.

•	Identification of a more attractive opportunity.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that the issuer of a fixed-income security, or the counterparty to a contract may or will default or otherwise become unable or unwilling to honor a financial obligation, such as making payments. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on analysis of credit risk more heavily than usual.

Risks of Foreign/Emerging Markets Investing. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following risks:

Columbia Limited Duration Credit Fund

Country risk includes the risks associated with the political, social, economic, and other conditions or events occurring in the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than U.S. investments, which means that at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the risks associated with the clearing and settling of trades. Holding securities with local agents and depositories also has risks. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market, which are less reliable than the U.S. markets. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

High-Yield Securities Risk. Non-investment grade fixed-income securities, commonly called “high-yield” or “junk” bonds, may react more to perceived changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in interest rates. Non-investment grade securities may experience greater price fluctuations and are subject to a greater risk of loss than investment grade fixed-income securities.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with fixed-income securities: when interest rates rise, the prices generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations, which in turn would increase prepayment risk.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities and floating rate loans. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

PORTFOLIO MANAGEMENT

Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:

Tom Murphy, CFA, Portfolio Manager

•	Managed the Fund since 2011.

•	Sector Leader of the investment grade credit sector team.

•	Joined the investment manager in 2002.

•	Managing Director and Portfolio Manager, BlackRock Financial Management, 2002; various positions, Zurich Scudder, 1992 to 2002.

•	Began investment career in 1986.

•	MBA, University of Michigan.

Columbia Limited Duration Credit Fund

Timothy J. Doubek, CFA, Portfolio Manager

•	Managed the Fund since 2011.

•	Sector Manager on the investment grade credit sector team.

•	Joined the investment manager in June 2001.

•	Principal and senior portfolio manager, Lincoln Capital Management, 1996 to 2001; Fixed income portfolio manager, Northwestern Mutual Life Insurance Company, 1987 to 1996.

•	Began investment career in 1987.

•	MBA, University of Michigan.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

Columbia Mid Cap Growth Opportunity Fund

INVESTMENT OBJECTIVE

Columbia Mid Cap Growth Opportunity Fund (the Fund) seeks to provide shareholders with growth of capital. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) at the time of purchase in the common stocks of mid-capitalization companies. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy. Columbia Management Investment Advisers, LLC (the investment manager) defines mid-cap companies as those whose market capitalization (number of shares outstanding multiplied by the share price) falls within the range of the companies that comprise the Russell Midcap® Growth Index (the Index). The market capitalization range of the companies included within the Index was $      million to $      billion as of December 31, 2010. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization grows beyond the largest market capitalization of a company within the Index or falls below the market capitalization of the smallest company within the Index.

In pursuit of the Fund’s objective, the investment manager chooses equity investments by, among other things:

•	Analyzing a company’s:

•	management’s track record;

•	financial strength;

•	growth potential (on average, a company’s expected ability to generate future earnings growth of at least 15% per year); and

•	competitive market position.

•	Identifying sectors with growth potential and weighting purchases in those sectors more heavily.

•	Considering market trends and identifying opportunities within multiple industries that offer a desirable risk/reward trade-off for shareholders.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

•	The security is overvalued relative to alternative investments.

•	The company has met the investment manager’s earnings and/or growth expectations.

•	Political, economic, or other events could affect the company’s performance.

•	The company or the security continues to meet the other standards described above.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other events, conditions or factors.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. These risks are generally greater for small and mid-sized companies, which tend to be more vulnerable than large companies to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other funds if that style falls out of favor with the market.

Columbia Mid Cap Growth Opportunity Fund

Mid-Sized Company Risk. Investments in mid-sized companies often involve greater risks than investments in larger, more established companies because mid-sized companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of mid-sized companies may trade on the over-the-counter market or on regional securities exchanges and the frequency and volume of their trading may be substantially less than is typical of larger companies.

PORTFOLIO MANAGEMENT

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

John K. Schonberg, CFA, Portfolio Manager

•	Managed the Fund since 2011.

•	Equity Team Leader.

•	Joined the investment manager in 1997.

•	Began investment career in 1988.

•	BS, University of Nebraska.

Sam Murphy, Associate Portfolio Manager

•	Managed the Fund since 2011.

•	Employed by the investment manager from 1999-2002; returned to the investment manager in 2006 as a Senior Research Analyst.

•	Began investment career in 1989.

•	MBA, University of Pennsylvania, Wharton School of Business.

Mike Marzolf, Associate Portfolio Manager

•	Managed the Fund since 2011.

•	Joined the investment manager in 2007 as an Associate Portfolio Manager.

•	Began investment career in 1998.

•	BS, University of St. Thomas.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

Columbia Mid Cap Value Opportunity Fund

INVESTMENT OBJECTIVE

Columbia Mid Cap Value Opportunity Fund (the Fund) seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of medium-sized companies. Medium-sized companies are those whose market capitalizations at the time of purchase fall within the market capitalization range of the Russell Midcap® Value Index (the Index). The market capitalization range of the companies included within the Index was $      million to $      billion as of December 31, 2010. The market capitalization range of the companies in the Index is subject to change. Up to 20% of the Fund’s net assets may be invested in stocks of smaller or larger companies, preferreds, convertibles, or other debt securities. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

In pursuit of the Fund’s objectives, Columbia Management Investment Advisers, LLC (the investment manager) chooses equity investments by seeking to:

•	Select companies that are undervalued based on a variety of measures, including but not limited to price-to-earnings ratios, price-to-book ratios, price-to-free cash flow, current and projected dividends, sum-of-the parts or breakup value and historic relative price valuations.

•	Identify companies with growth potential based on:

•	effective management, as demonstrated by overall performance;

•	financial strength; and

•	underappreciated potential for improvement in industry and thematic trends.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

•	The security is overvalued relative to alternative investments.

•	The security has reached the investment manager’s price objective.

•	The company has met the investment manager’s earnings and/or growth expectations.

•	The security exhibits unacceptable correlation characteristics with other portfolio holdings.

•	The company or the security continues to meet the other standards described above.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Risks of Foreign Investing. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following risks:

Country risk includes the risks associated with the political, economic, social and other conditions or events occurring in the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than U.S. investments, which means that at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Columbia Mid Cap Value Opportunity Fund

Custody risk refers to the risks associated with the clearing and settling of trades. Holding securities with local agents and depositories also has risks. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market, which are less reliable than the U.S. market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of problems occurring.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other events, conditions or factors.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Mid-Sized Company Risk. Investments in mid-sized companies often involve greater risks than investments in larger, more established companies because mid-sized companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of mid-sized companies may trade on the over-the-counter market or on regional securities exchanges and the frequency and volume of their trading may be substantially less than is typical of larger companies.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

PORTFOLIO MANAGEMENT

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Steve Schroll, Portfolio Manager

•	Managed the Fund since 2011.

•	Joined the investment manager in 1998 as a Senior Security Analyst.

•	Senior Equity Analyst, Piper Jaffray, 1988 to 1998; Equity Analyst, First Asset Management, 1985 to 1988; Equity Analyst, Dain Rauscher, 1981 to 1985.

•	Began investment career in 1981.

•	MBA, University of Minnesota.

Laton Spahr, CFA, Portfolio Manager

•	Managed the Fund since 2011.

•	Joined the investment manager in 2001 as a Security Analyst.

•	Sector Analyst, Holland Capital Management, 2000 to 2001; Statistical Research Intern, Friess Associates, 1998 to 1999.

•	Began investment career in 1998.

•	MS, University of Wisconsin, Applied Security Analysis Program.

Paul Stocking, Portfolio Manager

•	Managed the Fund since 2011.

•	Joined the investment manager in 1995 as a Senior Equity Analyst.

•	Vice President, JP Morgan Securities, 1987 to 1995; Investment Banking.

•	Began investment career in 1987.

•	MBA, University of Chicago.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

Columbia Minnesota Tax-Exempt Fund

INVESTMENT OBJECTIVE

Columbia Minnesota Tax-Exempt Fund (the Fund) seeks to provide shareholders with a high level of income generally exempt from federal income tax as well as from Minnesota state and local tax. Because any investment involves risk, there is no assurance these objectives can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a non-diversified mutual fund. Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in municipal obligations that are generally exempt from federal income tax as well as from Minnesota state and local income tax. The Fund may invest more than 25% of its total assets in a particular segment of the municipal securities market or in industrial revenue bonds. The Fund also may invest up to 20% of its net assets in debt obligations whose interest is subject to the alternative minimum tax. Additionally, the Fund may invest up to 25% of its net assets in lower-quality bonds (junk bonds).

In pursuit of the Fund’s objective, Columbia Management Investment Advisers, LLC (the investment manager) chooses investments by:

•	Considering opportunities and risks given current and expected interest rates.

•	Identifying obligations in sectors which, due to supply and demand, are offering higher yields than comparable instruments.

•	Identifying obligations that:

•	have coupons and/or maturities that are consistent with the investment manager’s interest rate outlook, and

•	are expected to outperform other securities on a risk-adjusted basis (i.e., after considering coupon, sinking fund provision, call protection and quality).

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

•	The security is overvalued relative to alternative investments.

•	The issuer’s credit rating declines or the investment manager expects a decline (the Fund may continue to own securities that are downgraded until the investment manager believes it is advantageous to sell).

•	Political, economic, or other events could affect the issuer’s performance.

•	The investment manager expects the issuer to call the security.

•	The investment manager identifies a more attractive opportunity.

The investment manager may use derivatives such as inverse variable or floating rate securities, in an effort to produce incremental earnings.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that the issuer of a fixed-income security, or the counterparty to a contract may or will default or otherwise become unable or unwilling to honor a financial obligation, such as making payments. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on analysis of credit risk more heavily than usual.

Columbia Minnesota Tax-Exempt Fund

Derivatives Risk — Inverse Floaters. Inverse floaters (or inverse variable or floating rate securities) are a type of derivative, long-term fixed income obligation with a variable or floating interest rate that moves in the opposite direction of short-term interest rates. As short-term interest rates go down, the holders of the inverse floaters receive more income and, as short-term interest rates go up, the holders of the inverse floaters receive less income. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate or the issuer’s credit quality. While inverse floater securities tend to provide more income than similar term and credit quality fixed-rate bonds, they also exhibit greater volatility in price movement (both up and down). There is a risk that the current interest rate on variable and floating rate securities may not accurately reflect current market interest rates or adequately compensate the holder for the current creditworthiness of the issuer. Some variable or floating rate securities are structured with liquidity features and some may include market-dependent liquidity features which may present greater liquidity risk. Other risks described in this prospectus associated with transactions in inverse floaters include Interest Rate Risk, Credit Risk and Market Risk. See the SAI for more information on derivative instruments and related risks.

Geographic Concentration Risk. Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, the Fund will be particularly affected by political, economic, regulatory or other events or conditions in the state in which it invests. This vulnerability to factors affecting the Fund’s tax-exempt investments will be significantly greater than that of a more geographically diversified fund, which may result in greater losses and volatility. See the Statement of Additional Information (SAI) for details. The value of municipal securities owned by the Fund also may be adversely affected by future changes in U.S. federal or state income tax laws.

In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. At times, the Fund and other accounts managed by the investment manager may own all or most of the debt of a particular issuer. This concentration of ownership may make it more difficult to sell, or to determine the fair value of, these investments.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with fixed-income securities: when interest rates rise, the prices generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates.

Interest rate changes also may increase prepayments of debt obligations, which in turn would increase prepayment risk.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Liquidity Risk. At times, market conditions could result in reduced liquidity for certain securities held by the Fund. The municipal securities market is an over-the-counter market, which means that the Fund purchases and sells portfolio holdings through municipal bond dealers. A Fund’s ability to sell securities held in its portfolio is dependent on the willingness and ability of market participants to provide bids that reflect current market prices. Adverse market conditions could result in a lack of liquidity by reducing the number of ready buyers. Lower-rated securities may be less liquid than higher-rated securities. Certain derivative instruments in which the Fund may invest may also be subject to reduced liquidity under certain market conditions. Reduced liquidity may make it difficult or impossible to sell the security at a desirable price. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Non-Diversification Risk. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the Fund’s performance, the Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities and floating rate loans. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

PORTFOLIO MANAGEMENT

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Catherine Stienstra, Director and Senior Portfolio Manager

Columbia Minnesota Tax-Exempt Fund

•	Managed the Fund since 2011.

•	Joined the investment manager in 2007.

•	Sector Leader of the investment manager’s Municipal Bond Team, 2007-2010. Director and Senior Portfolio Manager, FAF Advisors, Inc. (formerly USBancorp Asset Management), 1998-2007.

•	Began investment career in 1988 and has worked in the municipal fixed income market since 1990.

•	BA, international studies, University of Nebraska.

Mary Grindland, Associate Portfolio Manager

•	Managed the Fund since 2011.

•	Joined the investment manager in 1985.

•	Sector Manager on the Municipal Bond Team since 2003.

•	Began investment career in 1986.

•	B.S., finance, National University.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Funds.

Columbia Money Market Fund

INVESTMENT OBJECTIVE

Columbia Money Market Fund (the Fund) seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund’s assets primarily are invested in money market instruments, such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank certificates of deposit, bankers’ acceptances, letters of credit, and commercial paper, including asset-backed commercial paper. The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. banks, U.S. branches of foreign banks and U.S. government securities. Additionally, the Fund may invest up to 35% of its total assets in U.S. dollar-denominated foreign investments.

Because the Fund seeks to maintain a constant net asset value of $1.00 per share, capital appreciation is not expected to play a role in the Fund’s return. The Fund’s yield will vary from day-to-day.

The Fund restricts its investments to instruments that meet certain maturity and quality standards required by the U.S. Securities and Exchange Commission for money market funds. For example, the Fund:

•	Invests substantially in securities rated in the highest short-term rating category, or deemed of comparable quality by the investment manager (Columbia Management Investment Advisers, LLC). However, the Fund is permitted to invest up to 3% of its total assets in securities rated in the second highest short-term rating category, or deemed to be of comparable quality by the investment manager.

•	Limits its U.S. dollar-weighted average portfolio maturity to 60 days or less and U.S. dollar-weighted average life to 120 days or less.

•	Buys obligations with remaining maturities of 397 days or less.

•	Buys only obligations that are denominated in U.S. dollars and present minimal credit risk.

In pursuit of the Fund’s objective, the investment manager chooses investments by:

•	Considering opportunities and risks given current interest rates and anticipated interest rates.

•	Purchasing securities based on the timing of cash flows in and out of the Fund.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

•	The issuer’s credit rating declines or the investment manager expects a decline (the Fund, in certain cases, may continue to own securities that are downgraded until the investment manager believes it is advantageous to sell).

•	Political, economic, or other events could affect the issuer’s performance.

•	The investment manager identifies a more attractive opportunity.

•	The issuer or the security continues to meet the other standards described above.

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Principal risks associated with an investment in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that the issuer of a fixed-income security, or the counterparty to a contract, may or will default or otherwise become unable or unwilling to honor a financial obligation, such as making payments. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on analysis of credit risk more heavily than usual.

Industry Concentration Risk. Investments that are concentrated in a particular industry will make the Fund’s portfolio value more susceptible to the events or conditions impacting that particular industry. Because the Fund may invest more than 25% of its total assets in money market instruments issued by banks, the value of these investments may be adversely affected by economic, political or regulatory developments in or that impact the banking industry.

Columbia Money Market Fund

Interest Rate Risk. A rise in the overall level of interest rates may result in the decline in the prices of fixed income securities held by the Fund. The Fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. Falling interest rates may result in a decline in the Fund’s income and yield (since the Fund must then invest in lower-yielding fixed income securities). Under certain circumstances, the yield decline could cause the Fund’s net yield to be negative (such as when Fund expenses exceed income levels).

Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same rate it is currently earning.

Columbia Multi-Advisor International Value Fund

INVESTMENT OBJECTIVE

Columbia Multi-Advisor International Value Fund (the Fund) seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund’s assets primarily are invested in equity securities of foreign issuers that are believed to be undervalued and offer growth potential. The Fund may invest in both developed and emerging markets.

Columbia Management Investment Advisers, LLC (the investment manager) is responsible for oversight of the Fund’s subadvisers, AllianceBernstein L.P. (AllianceBernstein), Mondrian Investment Partners Limited (Mondrian) and Tradewinds Global Investors, LLC (Tradewinds) (the Subadvisers), which provide day-to-day management for the Fund. The investment manager, subject to the oversight of the Fund’s Board of Trustees (Board), decides the proportion of the Fund assets to be managed by each Subadviser, and may change these proportions at any time. The investment manager currently intends to allocate a majority of the Fund’s assets to AllianceBernstein, although this could change at any time. Each of the Subadvisers acts independently of the other and uses its own methodology for selecting stocks.

AllianceBernstein

AllianceBernstein uses a value-oriented approach to buy and sell decisions that is disciplined, centralized and highly systematic. This means that, in selecting investments for the Fund, AllianceBernstein seeks to:

•	Use research analysis that is fundamental and bottom-up, based largely on specific company and industry findings rather than on broad economic forecasts.

•	Invest in stocks that are underpriced, that have low price/earnings ratios, low price/book-value ratios and high dividend yields.

AllianceBernstein may sell a stock when it no longer meets the standards described.

AllianceBernstein may use foreign currency futures contracts or foreign currency forward contracts, with terms of up to one year in an effort to hedge existing positions, interest rate fluctuations or currency fluctuations, or to produce incremental earnings. AllianceBernstein also may purchase foreign currency for immediate settlement in order to purchase foreign securities. AllianceBernstein may use stock index futures to equitize (gain market exposure) temporary and transactional cash balances.

Mondrian

Mondrian is an active, value-oriented, defensive manager that emphasizes smallcap opportunities for the Fund. Mondrian considers small cap opportunities to be companies whose market capitalization falls within the range of companies in the Morgan Stanley Capital International (MSCI) World Ex-U.S. Small Cap Index. The MSCI World Ex-U.S. Small Cap Index is composed of stocks which are categorized as small capitalization stocks and is designed to measure equity performance in 22 global developed markets, excluding the U.S. Mondrian then uses a quantitative screen as well as other security ideas to derive a smaller number of companies on which it will make use of a three-stage process to determine (i) whether an existing security will remain or will be removed from the Fund and (ii) whether a new security will be purchased for the Fund. Mondrian’s three-stage research process includes:

•	an overview of financial statements and industry prospects;

•	meetings (on-site) with company management to have a clearer understanding of business operations and growth prospects; and

•	using a combination of bottom-up/top-down inputs to model the future income stream, balance sheet and cash flow projections of the company to ascertain the long-term dividend paying capability of the company, which are then used as inputs into the inflation adjusted dividend discount methodology to derive the underlying value of a company.

In addition, Mondrian may sell a security if:

•	price appreciation has led to a significant overvaluation against a predetermined value level as defined by the dividend discount model;

•	change in the fundamentals adversely affects ongoing appraisal of value;

•	more attractive alternatives are discovered; and

•	market capitalization significantly exceeds Mondrian’s targeted ceiling.

Columbia Multi-Advisor International Value Fund

Mondrian may use foreign currency forward contracts, with terms of up to three months on a rolling basis, in an effort to defensively hedge the currency of existing positions. Mondrian also may purchase foreign currency for immediate settlement in order to purchase foreign securities.

Tradewinds

Tradewinds uses an active, research-driven, fundamentals-based, value-oriented process. Tradewinds selects securities by conducting rigorous, independent, bottom-up fundamental analysis seeking to identify potential investments that it believes trade at attractive absolute valuations, offer good downside protection/ risk-reward and possess strong franchise quality. Tradewinds’ stock selection process, which is distinguished by deep specialization, fundamental analysis and transparency, identifies an initial universe of companies with market capitalizations of greater than $1 billion. Those companies are closely monitored within their respective industries and, based on various quantitative measures (such as price-to earnings, price-to-book value, price-to-sales, price-to-net present value, price-to-free cash flow, sustainable dividend yield and price to liquidation/ replacement value) and qualitative analysis (such as understanding franchise quality, management strength, corporate strategy, barriers-to-entry, shareholder value orientation, operating and industry fundamentals and competitive advantage), the universe of companies is reduced. Following this process, Tradewinds selects securities for the Fund, further evaluating the Fund’s industry/ sector exposure and liquidity/ability to execute.

In accordance with the same principles that are utilized to evaluate the selection of securities, a security becomes a candidate for sale when risk-reward characteristics change due to the following reasons:

•	price appreciation reduces underlying statistical attractiveness;

•	deterioration in company fundamentals; and

•	a more attractive alternative stock is identified within the same industry that has stronger fundamentals or a more compelling valuation (substitution swap).

Tradewinds does not employ mechanical sell triggers that dictate the sale of a security if its price falls by a certain percentage. Tradewinds does, however, review every investment that suffers what it believes is a material decline in value. This review includes evaluating its original investment premise, current valuation, fundamentals, determining if value is still being created, and identifying the particular issues pressuring the holding and how long Tradewinds expects them to last. If the result of that review suggests that the investment is still compelling, Tradewinds may not sell and it may increase the Fund’s position in the stock. Tradewinds believes that it is important to maintain a discipline and take advantage of companies the market has inappropriately valued.

PRINCIPAL RISKS OF INVESTING IN THE FUND

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Derivatives Risk. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative instruments in which the Fund invests will typically increase the Fund’s exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk, and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the Fund.

Columbia Multi-Advisor International Value Fund

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the portfolio managers would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

Risks of Foreign/Emerging Markets Investing. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following risks:

Country risk includes the risks associated with the political, social, economic, and other conditions or events occurring in the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than U.S. investments, which means that at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the risks associated with the clearing and settling of trades. Holding securities with local agents and depositories also has risks. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market, which are less reliable than the U.S. markets. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other events, conditions or factors.

PORTFOLIO MANAGEMENT

Each Subadviser manages its portion of the Fund’s assets based upon its experience in managing funds with investment goals and strategies substantially similar to those of the Fund.

AllianceBernstein

AllianceBernstein, which has served as subadviser to the Fund since 2011, is located at 1345 Avenue of the Americas, New York, New York 10105. AllianceBernstein, subject to the supervision of Columbia Management, provides day-to-day management of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management. The Global Value Equity Investment Policy Group, consisting of employees of the AllianceBernstein, makes investment decisions. Kevin Simms and Henry D’Auria, members of the Investment Policy Group, concentrate on international equities and are primarily responsible for making recommendations to the Investment Policy Group for this Fund.

Columbia Multi-Advisor International Value Fund

Sharon E. Fay

Executive Vice President, Head of Bernstein Value Equities and CIO-Global Value Equities

Ms. Fay is an executive vice president of AllianceBernstein and a member of the firm’s Executive Committee, a group of senior professionals responsible for managing the firm, enacting key strategic initiatives and allocating resources. Ms. Fay was named Head of Bernstein Value Equities in 2009, to oversee the portfolio management and research activities relating to all value investment portfolios, while continuing to chair the Global Value Investment Policy Group as CIO-Global Value Equities. From 2003 to 2008, Ms. Fay served as CIO-Global Value Equities, overseeing the portfolio management and research activities related to cross-border and non-US value investment portfolios. From 1999 to 2006, she was CIO-European and UK Value Equities, serving as Co-CIO from 2003-2006 after being named CIO-Global Value Equities in 2003. Between 1997 and 1999, Ms. Fay was CIO-Canadian Value Equities. Prior to that, she had been a senior portfolio manager of International Value Equities since 1995. Ms. Fay joined the firm in 1990 as a research analyst, subsequently launching Canadian Value, the firm’s first single-market service focused outside the US. She then went on to launch the firm’s UK and European Equity services and build Bernstein’s London office, its first portfolio management and research team based outside of the US. She earned a BA from Brown University and an MBA from Harvard Business School and is a CFA Charterholder. Location: London.

Eric J. Franco

Senior Portfolio Manager

Mr. Franco joined AllianceBernstein as a senior portfolio manager for international and global value equities in 1998. His efforts focus on the firm’s quantitative and risk-control strategies within value equities. Mr. Franco also works extensively with the firm’s international and global value clients, primarily in North America. Prior to joining Bernstein, he was an actuary in the consulting practice at Kwasha Lipton for 16 years, working with large multinationals on the design and funding of their pension and other employee benefits plans. Mr. Franco earned a BA in Economics from Georgetown University and is a CFA Charterholder. Location: New York.

Kevin F. Simms

Co-Chief Investment Officer — International Value Equities; Director of Research — Global Value Equities

Mr. Simms was named co-CIO — International Value equities in 2003, which he has assumed in addition to his role as director of research — Global and International Value equities, a position he has held since 2000. As research director, he has been instrumental in implementing significant enhancements to AllianceBernstein’s cross-border research process. Mr. Simms joined AllianceBernstein in 1992 as a research analyst, and his industry coverage over the next six years included financial services, telecommunications and utilities. He earned a BSBA from Georgetown University and an MBA from Harvard Business School. Location: New York.

Henry S. D’Auria

Chief Investment Officer — Emerging Markets Value Equities and Co-Chief Investment Officer — International Value Equities

Mr. D’Auria was named co-CIO — International Value equities in 2003, adding to his responsibilities as CIO — Emerging Markets Value equities, which he assumed in 2002. Mr. D’Auria was one of the chief architects of AllianceBernstein’s global research department, which he managed from 1998 through 2002. Over the years, he has also served as director of research — Small Cap Value equities and director of research — Emerging Markets Value equities. Mr. D’Auria joined the firm in 1991 as a research analyst covering consumer and natural-gas companies, and he later covered the financial-services industry. Before coming to AllianceBernstein, Mr. D’Auria was a vice president and sellside analyst at PaineWebber, specializing in restaurants, lodging and retail. He earned a BA from Trinity College and is a CFA Charterholder. Location: New York.

Columbia Multi-Advisor International Value Fund

Mondrian

Mondrian, which has served as subadviser to the Fund since 2011, is located at 10 Gresham Street, 5th Floor, London, United Kingdom EC2V7JD. Mondrian, subject to the supervision of Columbia Management, provides day-to-day management of a portion of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management. The portfolio manager primarily responsible for the day-to-day management of the portion of the Fund allocated to Mondrian is:

Dr. Ormala Krishnan

Senior Portfolio Manager

Dr. Krishnan heads Mondrian’s international small cap strategy. Dr. Krishnan started her investment career in 1993 with Singapore based Koeneman Capital Management. Prior to joining Mondrian in 2000 as a portfolio manager, Dr. Krishnan was an investment consultant with William M Mercer. Upon completion of her BSc in pure and applied mathematics from the National University of Singapore, Dr. Krishnan achieved her MSc in actuarial science from City University, London. In 2006, Dr. Krishnan completed her doctoral program in investment and finance from Sir John Cass Business School, City of London. Her doctoral thesis was on “Value versus Growth in the Asian Equity Markets.”

Tradewinds

Tradewinds, which has served as subadviser to the Fund since 2011, is located at 2049 Century Park East, 20th Floor, Los Angeles, CA 90067-3120. Tradewinds, subject to the supervision of Columbia Management, provides day-to-day management of a portion of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management. The portfolio managers responsible for the day-to-day management of the portion of the Fund allocated to Tradewinds are:

Peter Boardman

Co-Portfolio Manager, Managing Director

Mr. Boardman has been a senior research analyst at Tradewinds since the firm’s founding in 2006. Prior to joining Tradewinds, Mr. Boardman served as a senior research analyst at NWQ Investment Management Company, LLC from 2003 to 2006. Mr. Boardman earned his BA in Economics from Willamette University and earned his MIM from the American Graduate School (Thunderbird).

Alberto Jimenez Crespo

Co-Portfolio Manager, CFA, Managing Director

Mr. Crespo has been a research analyst at Tradewinds since joining the firm in 2006. Mr. Crespo is also responsible for Tradewinds’ analysis of the global basic materials sector. Prior to joining Tradewinds, Mr. Crespo was an equity analyst in the private client group at Merrill Lynch, where he conducted investment manager due diligence, from 2003 to 2006. Mr. Crespo earned his BS and MS degrees in Mining Engineering from the Universidad Politecnicade Madrid (Spain) and earned his MS degree in Economics from the Colorado School of Mines.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

Columbia Multi-Advisor Small Cap Value Fund

INVESTMENT OBJECTIVE

Columbia Multi-Advisor Small Cap Value Fund (the Fund) seeks to provide shareholders with long-term capital appreciation. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in small cap companies. For these purposes, small cap companies are those that have a market capitalization, at the time of investment, of up to $2.5 billion or that fall within the range of the Russell 2000® Value Index (Index). The market capitalization range of the companies included within the Index was $      million to $      billion as of December 31, 2010. Over time, the market capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. The Fund may invest up to 25% of its net assets in foreign investments. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

Columbia Management Investment Advisers, LLC (Columbia Management or the investment manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadvisers, Barrow, Hanley, Mewhinney & Strauss, LLC (Barrow Hanley), Donald Smith & Co., Inc. (Donald Smith), Metropolitan West Capital Management, LLC (MetWest Capital) and Turner Investment Partners, Inc. (Turner) (the Subadvisers), which provide day-to-day portfolio management for the Fund. Columbia Management, subject to the oversight of the Fund’s Board of Directors (Board), decides the proportion of the Fund’s assets to be managed by each Subadviser, and may change these proportions at any time. Each of the Subadvisers acts independently of the others and uses its own methodology for selecting investments. Each of the Subadvisers employs an active investment strategy that focuses on small companies in an attempt to take advantage of what are believed to be undervalued securities. Although this strategy seeks to identify companies with market capitalizations in the range of the Index, the Fund may hold or buy stock in a company that is not included in the Index.

Barrow Hanley

Barrow Hanley uses a value-added proprietary research process to select small capitalization, low-expectation stocks of companies in which the value of the underlying business is believed to be significantly greater than the market price. This difference in the valuation is referred to as a “value gap.” The value gap is typically indicated by below average P/E ratios (on normalized earnings), above average free cash flow yields, as well as better than market levels of internal growth and return on capital.

Barrow Hanley screens the universe of roughly 1,500 companies that possess characteristics desired by Barrow Hanley. The result is a “Prospect List” of approximately 150 companies on which the Barrow Hanley small cap team undertakes fundamental analysis. Firsthand fundamental research is the foundation of Barrow Hanley’s qualitative analysis. The assumptions and forecasts developed by Barrow Hanley are installed in two real-time models used to ensure consistency and discipline in the investment process — the Cash Flow Yield Model and the Relative Return Model. Stocks that appear undervalued on both models are candidates for purchase. New investment candidates are evaluated against existing holdings and those holdings with the smallest remaining value gap are considered for sale. Barrow Hanley will construct its portion of the Fund’s portfolio from the bottom up, one security at a time. Portfolio holdings will average approximately 35 stocks with an average weighting of 3% to 5%.

Donald Smith

Donald Smith employs a strict bottom-up approach that seeks to invest in stocks of out-of-favor companies selling below tangible book value. Donald Smith looks for companies in the bottom decile of price-to-tangible book value ratios and with a positive outlook for earnings potential over the next 2-4 years. Donald Smith screens about 10,000 companies from various databases. Those companies that meet the criteria are added to the proprietary Watch List, which contains a list of 300 names of low price/tangible book value stocks. From this Watch List, Donald Smith chooses the most attractive 30-50 names after completing its in-depth research.

Donald Smith will generally sell a stock when it appreciates rapidly, if a better idea is found, or if fundamentals deteriorate.

Columbia Multi-Advisor Small Cap Value Fund

MetWest Capital

MetWest Capital analyzes high-quality businesses with objective, fundamental research and a global perspective. It invests in small capitalization companies it believes are selling below fair value and possess clear catalysts to help realize full value within a defined time frame, typically two to four years. Generally, MetWest Capital will invest in a security when:

•	It represents a high-quality growing business that sells at a significant discount to its intrinsic value (a company’s intrinsic value represents the MetWest Capital investment team’s estimate of its full, or true value).

•	One or more positive catalysts for change exist that MetWest Capital believes will cause investors to revalue the company’s stock and close the valuation gap, generally within two to four years.

The investment team establishes a sell target when a security is purchased, based on the company’s intrinsic value. As the fundamentals change over time, the team re-evaluates the sell target. MetWest Capital does not employ automatic sell rules. However, the investment team continuously re-evaluates portfolio holdings, as well as its price target for each security. A sale review of a security occurs if:

•	The price approaches its sell target.

•	The price declines 25% from the peak.

•	The stock underperforms by 25% relative to the overall market and/or its industry.

A sale generally occurs if:

•	The value potential is realized.

•	Warning signs emerge of beginning fundamental deterioration.

•	The valuation is no longer compelling relative to the alternatives.

Turner

Turner believes that consistent out-performance relative to stated benchmark over a full market cycle may be best achieved by identifying the characteristics that are consistently predictive of future price out-performance by sector, and by investing in companies that exhibit these predictive characteristics. Turner’s investment process involves the use of four steps to evaluate stocks for investment or continued ownership:

•	Turner uses a proprietary quantitative model to evaluate various factors and identify those that have been predictive of future price performance during the previous three years by economic sector.

•	Turner then ranks all companies in the universe relative to one another based on the predictive characteristics by sector.

•	Next, a diversified portfolio of the best ranked companies is constructed by utilizing proprietary portfolio optimization and diversification tools.

•	The portfolio is rebalanced regularly using program trades that minimize “implementation shortfall” at a minimum cost.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Focused Portfolio Risk. The Fund, because it may invest in a limited number of companies, may have more volatility and is considered to have more risk than a fund that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value. To the extent the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities declines in price.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other events, conditions or factors.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Columbia Multi-Advisor Small Cap Value Fund

Quantitative Model Risk. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Risks of Foreign Investing. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following risks:

Country risk includes the risks associated with political, economic, social and other conditions or events occurring in the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than U.S. investments, which means that at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the risks associated with the clearing and settling of trades. Holding securities with local agents and depositories also has risks. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market, which are less reliable than the U.S. market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of problems occurring.

Small Company Risk. Investments in small capitalization companies often involve greater risks than investments in larger, more established companies because small capitalization companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Securities of small capitalization companies may trade on the over-the-counter market or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

PORTFOLIO MANAGEMENT

Columbia Management selects, contracts with and compensates the Subadvisers to manage the investment of the Fund’s assets. Columbia Management monitors the compliance of the Subadvisers with the investment objective and related policies of the Fund, reviews the performance of the Subadvisers, and reports periodically to the Board.

Subadvisers:

Barrow Hanley

Barrow Hanley, which has served as Subadviser to the Fund since 2011, is located at 2200 Ross Avenue, 31st Floor, Dallas, Texas. Barrow Hanley, subject to the supervision of Columbia Management, provides day-to-day management of a portion of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management. Barrow Hanley is an independently-operated subsidiary of Old Mutual Asset Management (US) group of companies.

Donald Smith

Donald Smith, which has served as Subadviser to the Fund since 2011, is located at 152 West 57th Street, 22nd Floor, New York, New York. Donald Smith, subject to the supervision of Columbia Management, provides day-to-day management of a portion of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management. Donald Smith only has one line of business and thus is able to devote all of its time to managing client assets. This allows portfolio managers to conduct focused, detailed fundamental analysis of companies they invest in.

Columbia Multi-Advisor Small Cap Value Fund

MetWest Capital

MetWest Capital, which has served as Subadviser to the Fund since 2011, is located at 610 Newport Center Drive, Suite 1000, Newport Beach, California. Subject to the supervision of Columbia Management, MetWest Capital provides day-today management of a portion of the Fund’s portfolio, as well as investment research and statistical information under a Subadvisory Agreement with Columbia Management.

Turner

Turner, which has served as Subadviser to the Fund since 2011, is located at 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania. Turner, subject to the supervision of Columbia Management, provides day-to-day management of a portion of the Fund’s portfolio, as well as investment research and statistical information under a Subadvisory Agreement with Columbia Management.

Portfolio Managers: The portfolio managers responsible for the day-to-day portfolio management of the portion of the Fund managed by Barrow Hanley are:

•	James S. McClure, CFA and Portfolio Manager. Mr. McClure joined Barrow Hanley as a Principal in 1995 where he established the small cap strategy. Mr. McClure serves as co-portfolio manager of Barrow Hanley’s Small Cap Value Equity strategy and has 38 years of experience managing small cap portfolios. Mr. McClure has a BA and an MBA from the University of Texas.

•	John P. Harloe, CFA and Portfolio Manager. Mr. Harloe joined Barrow Hanley as a Principal in 1995 where he established the small cap strategy. Mr. Harloe serves as co-portfolio manager of Barrow Hanley’s Small Cap Value Equity strategy and has 34 years of experience managing small cap portfolios. Mr. Harloe has a BA and MBA from the University of South Carolina.

Portfolio Managers: The portfolio managers responsible for the day-to-day portfolio management of the portion of the Fund managed by Donald Smith are:

•	Donald G. Smith, Chief Investment Officer. Mr. Smith has been with Donald Smith since 1980. He began his career as an analyst with Capital Research Company. He later became Director, Vice President and Portfolio Manager of Capital Guardian Trust Company. In 1980, Mr. Smith accepted the responsibility of Chief Investment Officer of Home Insurance Company and President of Home Portfolio Advisors, Inc., which he bought in 1983 and changed the name to Donald Smith & Co., Inc. Mr. Smith received a BS in finance and accounting from the University of Illinois, an MBA from Harvard University and a JD from UCLA Law School.

•	Richard L. Greenberg, CFA, is Senior Portfolio Manager and Director of Research. Mr. Greenberg has been with Donald Smith since 1981. Mr. Greenberg began his investment career at Home Insurance Company as an industry analyst, focusing primarily on the metals, banking and housing sectors. Mr. Greenberg graduated Phi Beta Kappa from SUNY (Binghamton) with a BA in psychology and received his MBA from Wharton Business School.

Portfolio Managers: The portfolio manager responsible for the day-to-day portfolio management of the portion of the Fund managed by MetWest Capital is Samir Sikka:

•	Samir Sikka, Managing Director and Lead Strategist. Mr. Sikka joined MetWest Capital’s investment team with a focus on the Small Cap Intrinsic Value strategy in 2006 and became a lead strategist in February 2007. Mr. Sikka has 13 years of industry experience. Mr. Sikka earned a BS in Business Administration at California State University, Northridge and an MBA degree from Harvard Business School.

Portfolio Managers: The portfolio manager responsible for the day-to-day portfolio management of the portion of the Fund managed by Turner is:

•	David Kovacs, CFA, Chief Investment Officer — Quantitative Strategies. David Kovacs is the chief investment officer of quantitative strategies at Turner. Mr. Kovacs developed the quantitative research model that is currently used by the firm. He has worked at Turner since 1998 and has 20 years of investment experience. Prior to joining Turner, Mr. Kovacs was Director of Quantitative Research at Pilgrim Baxter & Associates. He also served as a senior financial analyst at The West Company. He began his career as a research analyst at Allied Signal, Inc. Mr. Kovacs received his MBA from the University of Notre Dame with a dual major in finance and accounting, which is also where he received his dual major bachelor’s degree in mathematics and computer science. He is a member of CFA Institute and CFA Society of Philadelphia.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

Columbia Select Large-Cap Value Fund

INVESTMENT OBJECTIVE

Columbia Select Large-Cap Value Fund (the Fund) seeks to provide shareholders with long-term capital appreciation. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the common stock of “value” companies with large market capitalizations ($4 billion or more) at the time of purchase by the Fund. The Fund’s Board of Directors may change the parameters by which large market capitalization is defined if it concludes such a change is appropriate. The Fund considers “value” companies to be those companies believed by the investment manager to be undervalued, either historically, by the market, or by their peers. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The Fund uses a bottom-up stock selection approach. This means that Columbia Management Investment Advisers, LLC (the investment manager) concentrates on individual company fundamentals, rather than on a particular industry. In selecting investments, the investment manager seeks to identify value companies that it believes display certain characteristics, including but not limited to, one or more of the following:

•	a low price-to-earnings and/or low price-to-book ratio;

•	positive change in senior management;

•	positive corporate restructuring;

•	temporary setback in price due to factors that no longer exist;

•	a positive shift in the company’s business cycle; and/or

•	a catalyst for increase in the rate of the company’s earnings growth.

The Fund generally holds a small number of securities because the investment manager believes doing so allows it to adhere to its disciplined value investment approach. The investment manager maintains close contact with the management of each company in which the Fund invests or the third-party analysts covering such companies, and continually monitors Fund holdings, remaining sensitive to overvaluation and deteriorating fundamentals.

The Fund generally sells a stock if the investment manager believes it has become fully valued, its fundamentals have deteriorated, or ongoing evaluation reveals that there are more attractive investment opportunities available.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Focused Portfolio Risk. The Fund, because it may invest in a limited number of companies, may have more volatility and is considered to have more risk than a fund that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value. To the extent the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities declines in price.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other events, conditions or factors.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other funds if that style falls out of favor with the market.

Columbia Select Large-Cap Value Fund

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

PORTFOLIO MANAGEMENT

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Neil T. Eigen, Portfolio Manager

•	Managed the Fund since 2011.

•	Prior to the investment manager’s acquisition of J. & W. Seligman & Co. Incorporated (Seligman) in Nov. 2008, Mr. Eigen was head of the Seligman Value Team since he joined Seligman in 1997. Mr. Eigen was also a Director and Managing Director of Seligman and Director of Seligman Advisors, Inc. and Seligman Services, Inc.

•	Prior to joining Seligman, Mr. Eigen was a Senior Managing Director of Bear, Stearns & Co., serving as Chief Investment Officer and Director of Equities of Bear, Stearns Asset Management. Prior to that, he was Executive Vice President and Senior Equity Manager at Integrated Resources Asset Management. Mr. Eigen also spent six years at The Irving Trust Company as a Senior Portfolio Manager and Chairman of the Equity Selection Committee.

•	BS, New York University.

Richard S. Rosen, Portfolio Manager

•	Managed the Fund since 2011.

•	Prior to the investment manager’s acquisition of Seligman in Nov. 2008, Mr. Rosen was a Managing Director of Seligman.

•	Prior to joining Seligman in 1997, Mr. Rosen was a Senior Portfolio Manager at Bear, Stearns Asset Management, and a Managing Director at Bear, Stearns & Co. Inc.

•	MBA, New York University.

Mr. Eigen and Mr. Rosen each have decision making authority with respect to the investments of the Fund, although Mr. Eigen typically makes the final decision with respect to investments made by the Fund.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

Columbia Select Smaller-Cap Value Fund

INVESTMENT OBJECTIVE

Columbia Select Smaller-Cap Value Fund (the Fund) seeks to provide shareholders with long-term capital appreciation. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the common stock of “value” companies with smaller market capitalizations ($3 billion or less) at the time of purchase by the Fund. The Fund’s Board of Directors may change the parameters by which smaller market capitalization is defined if it concludes such a change is appropriate. The Fund considers “value” companies to be those companies believed by the investment manager to be undervalued, either historically, by the market, or by their peers. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The Fund uses a bottom-up stock selection approach. This means that the investment manager concentrates on individual company fundamentals, rather than on a particular industry. In selecting investments, the investment manager seeks to identify value companies that it believes display certain characteristics, including but not limited to, one or more of the following:

•	a low price-to-earnings and/or low price-to-book ratio;

•	positive change in senior management;

•	positive corporate restructuring;

•	temporary setback in price due to factors that no longer exist;

•	positive shift in the company’s business cycle; and/or

•	a catalyst for increase in the rate of the company’s earnings growth.

The Fund generally holds a small number of securities because the investment manager believes doing so allows it to adhere to its disciplined value investment approach. The investment manager maintains close contact with the management of each company in which the Fund invests or the third-party analysts covering such companies, and continually monitors Fund holdings, remaining sensitive to overvaluation and deteriorating fundamentals.

The Fund generally sells a stock if the investment manager believes it has become fully valued, its fundamentals have deteriorated, or ongoing evaluation reveals that there are more attractive investment opportunities available.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Focused Portfolio Risk. The Fund, because it may invest in a limited number of companies, may have more volatility and is considered to have more risk than a fund that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value. To the extent the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities declines in price.

Risks of Foreign Investing. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following risks:

Country risk includes the risks associated with the political, economic, social and other conditions or events occurring in the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than U.S. investments, which means that at times it may be difficult to sell foreign securities at desirable prices.

Columbia Select Smaller-Cap Value Fund

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the risks associated with the clearing and settling of trades. Holding securities with local agents and depositories also has risks. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market, which are less reliable than the U.S. market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of problems occurring.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other events, conditions or factors.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. These risks are generally greater for small and mid-sized companies, which tend to be more vulnerable than large companies to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other funds if that style falls out of favor with the market.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small Company Risk. Investments in small capitalization companies often involve greater risks than investments in larger, more established companies because small capitalization companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Securities of small capitalization companies may trade on the over-the-counter market or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

PORTFOLIO MANAGEMENT

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Neil T. Eigen, Portfolio Manager

•	Managed the Fund since 2011.

•	Prior to the investment manager’s acquisition of J. & W. Seligman & Co. Incorporated (Seligman) in Nov. 2008, Mr. Eigen was head of the Seligman Value Team since he joined Seligman in 1997. Mr. Eigen was also a Director and Managing Director of Seligman and Director of Seligman Advisors, Inc. and Seligman Services, Inc.

•	Prior to joining Seligman, Mr. Eigen was a Senior Managing Director of Bear, Stearns & Co., serving as Chief Investment Officer and Director of Equities of Bear, Stearns Asset Management. Prior to that, he was Executive Vice President and Senior Equity Manager at Integrated Resources Asset Management. Mr. Eigen also spent six years at The Irving Trust Company as a Senior Portfolio Manager and Chairman of the Equity Selection Committee.

•	BS, New York University.

Columbia Select Smaller-Cap Value Fund

Richard S. Rosen, Portfolio Manager

•	Managed the Fund since 2011.

•	Prior to the investment manager’s acquisition of Seligman in Nov. 2008, Mr. Rosen was a Managing Director of Seligman.

•	Prior to joining Seligman in 1997, Mr. Rosen was a Senior Portfolio Manager at Bear, Stearns Asset Management, and a Managing Director at Bear, Stearns & Co. Inc.

•	MBA, New York University.

Mr. Eigen and Mr. Rosen each have decision making authority with respect to the investments of the Fund, although Mr. Eigen typically makes the final decision with respect to investments made by the Fund.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

Columbia Seligman Communications and Information Fund

INVESTMENT OBJECTIVE

Columbia Seligman Communications and Information Fund (the Fund) seeks to provide shareholders with capital gain. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in securities of companies operating in the communications, information and related industries. Accordingly, the Fund invests in companies operating in the information technology and telecommunications sectors as well as those in the media industry. In addition, as noted above, the Fund may invest in related industries, which provides the Fund with broad investment flexibility to invest in any industry and many of the issuers in which the Fund invests are technology and technology-related companies. These technology and technology-related companies may include companies operating in any industry, including but not limited to software, hardware, health care, medical technology and technology services, such as the internet. The Fund may invest up to 25% of its net assets in foreign investments. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The Fund may invest in securities of large companies that are well established and can be expected to grow with the market. The Fund may also invest in small-to-medium size companies that the investment manager believes provide opportunities to benefit from the rapidly changing technologies and the expansion of the communications, information and related industries.

The Fund uses a bottom-up stock selection approach. This means that the investment manager (Columbia Management Investment Advisers, LLC) uses extensive in-depth research into specific companies in the communications, information and related industries to find those companies that it believes offer the greatest prospects for future growth. In selecting individual securities, the investment manager looks for companies that it believes display or are expected to display:

•	Robust growth prospects

•	High profit margins or return on capital

•	Attractive valuation relative to expected earnings or cash flow

•	Quality management

•	Unique competitive advantages

The Fund generally sells a stock if the investment manager believes:

•	its target price is reached,

•	its valuation becomes excessive,

•	its earnings or revenue growth are disappointing,

•	its underlying fundamentals have deteriorated, or

•	more attractive investment opportunities are believed to be available.

The Fund may purchase American Depositary Receipts (ADRs), which are publicly traded instruments generally issued by domestic banks or trust companies that represent a security of a foreign issuer.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

Columbia Seligman Communications and Information Fund

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. In addition, by focusing on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

Concentration Risk. The Fund concentrates its investments in companies in the communications, information and related industries. The market prices of these stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments. These stocks may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. In such an environment, those companies with high market valuations may appear less attractive to investors, which may cause sharp decreases in the companies’ market prices. Therefore, the Fund may be susceptible to factors affecting these industries and the Fund’s net asset value may fluctuate more than a fund that invests in a wider range of industries. In addition, the rapid pace of change within many of these industries tends to create a more volatile operating environment than in other industries.

Sector Risk. The Fund will invest a substantial portion of its assets in technology and technology-related companies. The market prices of technology and technology-related stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments. These stocks may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. These stocks also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect technology and technology-related companies. In such an environment, those companies with high market valuations may appear less attractive to investors, which may cause sharp decreases in the companies’ market prices. Further, those technology or technology-related companies seeking to finance their expansion would have increased borrowing costs, which may negatively impact their earnings. As a result, these factors may negatively affect the performance of the Fund. The Fund’s net asset value may fluctuate more than a fund that invests in a wider range of industries. Technology and technology-related companies are often smaller and less experienced companies and may be subject to greater risks than larger companies, such as limited product lines, markets and financial and managerial resources. These risks may be heightened for technology companies in foreign markets. Finally, the Fund may be susceptible to factors affecting the technology and technology-related industries, and the Fund’s net asset value may fluctuate more than a fund that invests in a wider range of industries.

Small and Mid-Sized Company Risk. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Securities of small and medium companies may trade on the over-the-counter or on regional securities exchanges and the frequency and volume of their trading may be substantially less and may be more volatile than is typical of larger companies.

Risks of Foreign Investing. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following foreign risks:

Country risk includes the risks associated with the political, economic, social and other conditions or events occurring in the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than U.S. investments, which means that at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the risks associated with the clearing and settling of trades. Holding securities with local agents and depositories also has risks. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market, which are less reliable than the U.S. market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of problems occurring.

Columbia Seligman Communications and Information Fund

PORTFOLIO MANAGEMENT

Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:

Paul H. Wick, Lead Portfolio Manager/Technology Team Leader

•	Managed the Fund since Jan. 2011.

•	Prior to the investment manager’s acquisition of J. & W. Seligman & Co. Incorporated (Seligman) in Nov. 2008, Mr. Wick was a Managing Director of Seligman.

•	Joined Seligman in 1987.

•	Began investment career in 1987.

•	BA, Duke; MBA, Duke/Fuqua.

Reema D. Shah, Co-Portfolio Manager

•	Co-managed the Fund since 2011.

•	Prior to the investment manager’s acquisition of Seligman in Nov. 2008, Ms. Shah was a Managing Director of Seligman.

•	Joined Seligman in 2000.

•	Began investment career in 1997.

•	BA/BS, University of Pennsylvania; MBA, Northwestern University.

Ajay Diwan, Co-Portfolio Manager

•	Co-managed the Fund since 2011.

•	Prior to the investment manager’s acquisition of Seligman in Nov. 2008, Mr. Diwan was a Managing Director of Seligman.

•	Joined Seligman in 2001.

•	Began investment career in 1992.

•	BS, Case Western Reserve University; MBA, Columbia University.

Richard M. Parower, CFA

•	Technology Team member since 2011.

•	Prior to the investment manager’s acquisition of Seligman in Nov. 2008, Mr. Parower was a Managing Director of Seligman.

•	Joined Seligman in 2000.

•	Began investment career in 1988.

•	BA, Washington University; MBA, Columbia University.

Sangeeth Peruri

•	Technology Team member since 2011.

•	Prior to the investment manager’s acquisition of Seligman in Nov. 2008, Mr. Peruri was a Managing Director of Seligman.

•	Joined Seligman in 2000.

•	Began investment career in 1999.

•	BA, Brown University.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

Columbia Seligman Global Technology Fund

INVESTMENT OBJECTIVE

Columbia Seligman Global Technology Fund (the Fund) seeks to provide shareholders with long-term capital appreciation. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund generally invests at least 80% of its assets (including the amount of any borrowings for investment purposes) in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries. Technology-related companies are those companies that use technology extensively to improve their business processes and applications. The technology industry comprises information technology and communications, as well as medical, environmental and bio-technology. The Fund may invest in companies domiciled in any country which the investment manager believes to be appropriate to the Fund’s objective. The Fund generally invests in several countries in different geographic regions. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

Under normal market conditions, the Fund generally will invest at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. The investment manager may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these types of companies or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S.

The Fund may invest in companies of any size. Securities of large companies that are well established in the world technology market can be expected to grow with the market and will frequently be held by the Fund. However, rapidly changing technologies and expansion of technology and technology-related industries often provide a favorable environment for companies of small-to-medium size, and the Fund may invest in these companies as well.

The investment manager seeks to identify those technology companies that it believes have the greatest prospects for future growth, regardless of their countries of origin. The Fund uses an investment style that combines research into individual company attractiveness with macro analysis. This means that the investment manager uses extensive in-depth research to identify attractive technology companies around the world, while seeking to identify particularly strong technology sectors and/or factors within regions or specific countries that may affect investment opportunities. In selecting individual securities, the investment manager looks for companies that it believes display one or more of the following:

•	Above-average growth prospects;

•	High profit margins;

•	Attractive valuations relative to earnings forecasts or other valuation criteria (e.g., return on equity);

•	Quality management and equity ownership by executives;

•	Unique competitive advantages (e.g., market share, proprietary products); or

•	Potential for improvement in overall operations.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

•	The investment manager believes its target price has been reached;

•	Its earnings are disappointing;

•	Its revenue growth has slowed;

•	Its underlying fundamentals have deteriorated;

•	If the investment manager believes that negative country or regional factors may affect a company’s outlook; or

•	To meet cash requirements.

The Fund may invest in all types of securities, many of which will be denominated in currencies other than the U.S. dollar. The Fund normally concentrates its investments in common stocks; however, it may invest in other types of equity securities, including securities convertible into or exchangeable for common stock, depositary receipts, and rights and warrants to purchase common stock. The Fund also may invest up to 20% of its assets in preferred stock and investment-grade or comparable quality debt securities.

Columbia Seligman Global Technology Fund

The Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies (e.g., investing less than 30% of its assets in companies outside the U.S.) in seeking to minimize extreme volatility caused by adverse market, economic, political, or other conditions. This could prevent the Fund from achieving its objective.

The principal investment strategies may be changed without shareholder approval. Any material changes to these strategies, however, must be approved by the Fund’s Board of Directors.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Risks of Foreign/Emerging Markets Investing. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following risks:

Country risk includes the risks associated with the political, social, economic, and other conditions or events occurring in the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than U.S. investments, which means that at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the risks associated with the clearing and settling of trades. Holding securities with local agents and depositories also has risks. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market, which are less reliable than the U.S. markets. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other events, conditions or factors.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. These risks are generally greater for small and mid-sized companies, which tend to be more vulnerable than large companies to adverse developments.

Sector Risk. The Fund may invest significantly in securities of companies primarily engaged in the technology, media or telecommunications sectors. This may result in greater fluctuations in value than would be the case for a fund invested in a wider variety of companies across sectors or industries. As the sectors in which the Fund invests increase or decrease in favor with the investing public, the price of securities of companies that rely heavily on those sectors could become increasingly sensitive to downswings in the economy.

Small and Mid-Sized Company Risk. Investments in small and medium sized companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Securities of small and medium companies may trade on the over-the-counter market or on regional securities exchanges and the frequency and volume of their trading may be substantially less and may be more volatile than is typical of larger companies.

Columbia Seligman Global Technology Fund

Technology and Technology-Related Investment Risk. The Fund will invest a substantial portion of its assets in technology and technology-related companies. The market prices of technology and technology-related stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments.

These stocks may fall rapidly in and out of favor with investors, which may cause sudden selling and dramatically lower market prices. These stocks also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect technology and technology-related companies. In such an environment, those companies with high market valuations may appear less attractive to investors, which may cause sharp decreases in the companies’ market prices. Further, those technology and technology-related companies seeking to finance their expansion would have increased borrowing costs, which may negatively impact their earnings. As a result, these factors may negatively affect the performance of the Fund. The Fund’s net asset value may fluctuate more than a fund that invests in a wider range of industries. Technology and technology-related companies are often smaller and less experienced companies and may be subject to greater risks than larger companies, such as limited product lines, markets and financial and managerial resources. These risks may be heightened for technology companies in foreign markets.

PORTFOLIO MANAGEMENT

Portfolio Manager(s). The Fund is managed by the Seligman Technology Group of Columbia Management. Mr. Richard M. Parower, who joined Seligman in April 2000 and Columbia Management in November 2008 when it acquired Seligman, is Portfolio Manager of the Fund. Mr. Parower is also Portfolio Manager of Seligman Global Technology Portfolio (a portfolio of Seligman Portfolios, Inc.). Mr. Parower provides portfolio management services for certain private and offshore funds, including those with similar investment strategies as the Fund and others using long and short strategies.

Mr. Paul H. Wick is head of the Seligman Technology Group since January 1990. Mr. Wick is also Portfolio Manager of Columbia Seligman Communications and Information Fund, Inc. and Seligman Communications and Information Portfolio (a portfolio of Seligman Portfolios, Inc.). Mr. Wick provides portfolio management services for certain private and offshore funds, including those with similar investment strategies as the Fund and others using long and short strategies. Mr. Wick joined Seligman in August 1987 as an Associate, Investment Research, and became Vice President, Investment Officer in August 1991; he was named Managing Director in January 1995 and was elected a member of Seligman’s Board of Directors in November 1997. Mr. Wick joined Columbia Management in November 2008 when it acquired Seligman. Mr. Wick provides assistance to Mr. Parower in managing the Fund through his research and contributions to the investment decisions with respect to companies in the semiconductor and electronics capital equipment sectors.

Ms. Reema D. Shah joined Seligman in November 2000 and Columbia Management in November 2008 when it acquire Seligman. Ms. Shah is Co-Portfolio Manager of Columbia Seligman Communications and Information Fund, Inc., and Seligman Communication and Information Portfolio. Ms. Shah provides portfolio management services for certain private and offshore funds, including those with similar investment strategies as the Fund and others using long and short strategies. Ms. Shah provides assistance to Mr. Parower in managing the Fund through her research and contributions to the investment decisions with respect to companies in the internet, consumer and enterprise software, education, and financial exchanges sectors.

Mr. Ajay Diwan joined Seligman in February 2001 and Columbia Management in November 2008 when it acquired Seligman. Mr. Diwan is Co-Portfolio Manager of Columbia Seligman Communications and Information Fund, Inc., Seligman Communication and Information Portfolio and Columbia Seligman Premium Technology Growth Fund, Inc. Mr. Diwan provides portfolio management services for certain private and offshore funds, including those with similar investment strategies as the Fund and others using long and short strategies. Mr. Diwan provides assistance to Mr. Parower in managing the Fund through his research and contributions to the investment decisions with respect to companies in the communications equipment, data storage, payment processing industries.

Mr. Benjamin Lu joined Seligman in April 2005 and Columbia Management in November 2008 when it acquired Seligman. Previously, he was an Associate Director for UBS from July 2002 to April 2005, covering the U.S. electronic manufacturing services and electronic components sectors. Mr. Lu provides assistance to Mr. Parower in managing the Fund through his research and contributions to the investment decisions with respect to companies in the Asia technology sector as well as the U.S. electronic manufacturing services and electronic components sectors.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

Columbia Strategic Allocation Fund

INVESTMENT OBJECTIVE

Columbia Strategic Allocation Fund (the Fund) seeks to provide shareholders maximum total return through a combination of growth of capital and current income. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund’s assets primarily are allocated among nine different investment categories. The fixed income investment categories include: U.S. investment grade bonds, international bonds, emerging market bonds, U.S. high yield bonds and cash or cash equivalents. The equity investment categories currently include: emerging markets equities, international developed market equities, U.S. mid and small cap equities and U.S. large cap equities.

Columbia Management Investment Advisers, LLC (the investment manager) uses proprietary, quantitative models to determine the portion of the Fund’s assets to be invested in each asset class. These models take into account various measures of the mean reversion (the tendency for an asset class or an investment category to return to its long-term historical average) and momentum (the tendency of an asset class or an investment category with good recent performance to continue that trend) of different asset classes. Prior to making an asset allocation change, the investment manager performs a qualitative review of the models’ recommendations. Typically, tactical asset allocation changes will be made monthly to refine the Fund’s positioning. Tactical allocation is an active management portfolio strategy that reoptimizes (rebalances) the percentage of assets held in each asset class in an effort to take advantage of forecasted relative asset class returns.

The Fund may invest up to 50% of its net assets in foreign investments, which may include emerging markets, and up to 15% of its total assets in below investment-grade debt securities (junk bonds).

The day-to-day allocation of investments will remain within the ranges selected by the investment manager. As of the end of the most recent fiscal year, the ranges selected by the investment manager are:

Asset Class	Investment Category	Range

U.S. equity securities	U.S. mid and small cap equities U.S. large cap equities	25-75%
U.S. and foreign debt securities	U.S. investment grade bonds International bonds Emerging markets bonds U.S. high yield bonds	10-50%
Foreign equity securities	Emerging markets equities International developed market equities	0-50%
Cash	Cash and cash equivalents	0-30%

The investment manager chooses equity investments by employing proprietary, disciplined quantitative methods.

The investment manager’s disciplined quantitative approach is designed to identify companies with:

•	Attractive valuations, based on factors such as price-to-earnings ratios;

•	Sound balance sheets; or

•	Improving outlooks, based on an analysis of return patterns over time.

In evaluating whether to sell an equity security, the investment manager considers, among other factors, whether:

•	The security is overvalued relative to other potential investments.

•	The company meets the investment manager’s performance expectations.

The investment manager chooses debt obligations by:

•	Considering opportunities and risks by reviewing interest rate and economic forecasts.

•	Investing more heavily in certain sectors (for example, corporate bonds and government bonds) based on the investment manager’s expectations for interest rates.

•	Identifying U.S. and foreign bonds that are investment-grade or below investment-grade (lower-quality).

•	Identifying securities that are expected to outperform other securities. In this analysis, the investment manager will take risk factors into account (for example, whether money has been set aside to cover the cost of principal and interest payments).

•	Identifying obligations that may benefit from currency fluctuations and interest rate differences among countries.

Columbia Strategic Allocation Fund

In evaluating whether to sell a debt security, the investment manager considers, among other factors, whether:

•	The security is overvalued relative to other potential investments.

•	The interest rate or economic outlook has changed.

•	The security has reached the investment manager’s price objective or moved above a reasonable valuation target.

•	The investment manager has identified a more attractive opportunity.

•	The issuer’s credit quality has declined or the investment manager expects a decline (the Fund may continue to own securities that are down-graded until the investment manager believes it is advantageous to sell).

•	The issuer or the security continues to meet the other standards described above.

The investment manager may use derivatives such as forward foreign currency contracts in an effort to produce incremental earnings or to hedge existing positions.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that the issuer of a fixed-income security, or the counterparty to a contract may or will default or otherwise become unable or unwilling to honor a financial obligation, such as making payments. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on analysis of credit risk more heavily than usual.

Derivatives Risk — Forward Foreign Currency Contracts. The Fund may enter into forward foreign currency contracts, which are types of derivative contracts, whereby the Fund may buy or sell a country’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future for a specific exchange rate on a given date. These contracts, however, may fall in value due to foreign currency value fluctuations. The Fund may enter into forward foreign currency contracts for risk management (hedging) or investment purposes. The inability of the Fund to precisely match forward contract amounts and the value of securities involved may reduce the effectiveness of the Fund’s hedging strategy. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase in the value of the currency. When entering into forward foreign currency contracts for investment purposes, unanticipated changes in the currency markets could result in reduced performance for the Fund. The Fund may designate cash or securities in an amount equal to the value of the Fund’s forward foreign currency contracts which may limit the Fund’s investment flexibility. If the value of the designated securities declines, additional cash or securities will be so designated. At maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into U.S. dollars it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.

Risks of Foreign/Emerging Markets Investing. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following risks:

Country risk includes the risks associated with the political, social, economic, and other conditions or events occurring in the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than U.S. investments, which means that at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Columbia Strategic Allocation Fund

Custody risk refers to the risks associated with the clearing and settling of trades. Holding securities with local agents and depositories also has risks. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market, which are less reliable than the U.S. markets. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

High-Yield Securities Risk. Non-investment grade fixed-income securities, commonly called “high-yield” or “junk” bonds, may react more to perceived changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in interest rates. Non-investment grade securities may experience greater price fluctuations and are subject to a greater risk of loss than investment grade fixed-income securities.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with fixed-income securities: when interest rates rise, the prices generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations, which in turn would increase prepayment risk.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other events, conditions or factors.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. These risks are generally greater for small and mid-sized companies, which tend to be more vulnerable than large companies to adverse developments.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities and floating rate loans. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Quantitative Model Risk. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Small and Mid-Sized Company Risk. Investments in small and medium sized companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Securities of small and medium companies may trade on the over-the-counter market or on regional securities exchanges and the frequency and volume of their trading may be substantially less and may be more volatile than is typical of larger companies.

PORTFOLIO MANAGEMENT

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Colin Moore, Portfolio Manager

•	Managed the Fund since 2011.

•	Chief Investment Officer of the investment manager.

Columbia Strategic Allocation Fund

•	Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2002.

•	Began investment career in 1983.

•	London Business School — Investment Management Program.

David M. Joy, Portfolio Manager

•	Managed the Fund since 2011.

•	Joined the investment manager in 2003.

•	Vice President, Chief Market Strategist of the investment manager; Senior Vice President and Director Global Investment Communications, Pioneer Investments (Boston) from 2001 to 2003; Senior Vice President and Director of Investment Communications, Mitchell Hutchins Asset Management, a division of Paine Webber, from 1999 to 2001.

•	AB, College of the Holy Cross; MBA, Carroll School of Management, Boston College.

Anwiti Bahuguna, Ph.D., Portfolio Manager

•	Managed the Fund since 2011.

•	Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where she worked as an investment professional since 2002.

•	Began investment career in 1998.

•	BS from St. Stephen’s College, Delhi University and a Ph.D. from Northeastern University.

Kent M. Peterson, Ph.D., Portfolio Manager

•	Managed the Fund since 2011.

•	Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since January 2006. Prior to January 2006, Mr. Peterson was a trading associate at Bridgewater Associates from 2004 to 2005.

•	Began investment career in 1999.

•	BA from Cornell University and a Ph.D. from Princeton University.

Marie M. Schofield, CFA, Portfolio Manager

•	Managed the Fund since 2011.

•	Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where she worked as an investment professional since 1990.

•	Began investment career in 1975.

•	BS from the College of Saint Rose.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

Columbia U.S. Government Mortgage Fund

INVESTMENT OBJECTIVE

Columbia U.S. Government Mortgage Fund (the Fund) seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital. Because any investment involves risk, there is no assurance these objectives can be achieved. Only shareholders can change the Fund’s objectives.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund’s assets primarily are invested in mortgage-backed securities. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in mortgage related securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities. This includes, but is not limited to Government National Mortgage Association (GNMA or Ginnie Mae) mortgage-backed bonds, which are backed by the full faith and credit of the United States; and Federal National Mortgage Association (FNMA or Fannie Mae) and Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) mortgage-backed bonds. FNMA and FHLMC are chartered or sponsored by Acts of Congress; however, their securities are neither issued nor guaranteed by the United States Treasury. The Fund will provide shareholders with at least 60 days’ notice of any change in the 80% policy.

In pursuit of the Fund’s objectives, the Fund’s investment manager (Columbia Management Investment Advisers, LLC) chooses investments by reviewing:

•	Relative value within the U.S. Government mortgage sector.

•	The interest rate outlook.

•	The yield curve.

The yield curve is a graphic representation of the yields of bonds of the same quality but different maturities. A graph showing an upward trend with short-term rates lower than long-term rates is called a positive yield curve, while a downward trend is a negative or inverted yield curve.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

•	The interest rate or economic outlook changes.

•	The security is overvalued relative to alternative investments.

•	A more attractive opportunity exists.

•	The issuer or the security continues to meet the other standards described above.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that the issuer of a fixed-income security, or the counterparty to a contract, may or will default or otherwise become unable or unwilling to honor a financial obligation, such as making payments. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on analysis of credit risk more heavily than usual.

Derivatives Risk. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative instruments in which the Fund invests will typically increase the Fund’s exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk, and liquidity risk.

Columbia U.S. Government Mortgage Fund

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the Fund.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with fixed-income securities: when interest rates rise, the prices generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations, which in turn would increase prepayment risk.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates or spreads, the investment manager may not be able to invest the proceeds in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund’s investments are locked in at a lower rate for a longer period of time.

PORTFOLIO MANAGEMENT

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Jason J. Callan, Portfolio Manager

•	Managed the Fund since 2011.

•	Sector Manager on the liquid and structured assets sector team.

•	Joined the investment manager in 2007.

•	Trader, Principal Investment Activities Group, GMAC ResCap, 2004 to 2007.

•	Began investment career in 2004.

•	MBA, University of Minnesota.

Tom Heuer, CFA, Portfolio Manager

•	Managed the Fund since 2011.

•	Sector Manager on the liquid and structured assets sector team since 2002.

•	Joined the investment manager in 1993.

•	MBA, University of Minnesota

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

MORE ABOUT ANNUAL FUND OPERATING EXPENSES

The following information is presented in addition to, and should be read in conjunction with, “Fees and Expenses of the Fund” that appears in each Fund’s Summary of the Fund.

Calculation of Annual Fund Operating Expenses. Annual fund operating expenses are based on estimated expenses for the Fund’s current fiscal period and are expressed as a percentage (expense ratio) of the Fund’s average net assets during the fiscal period. The expense ratios are adjusted to reflect current fee arrangements.

The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses*, if any) until dates identified in the table below, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), before giving effect to any performance incentive adjustment**, will not exceed the amounts shown below:

Fee
Waiver /
Expense
Reimbursement
Fund	Class A	Class B	Class C	Class I	Class R	Class R3	Class R4	Class R5	Class T	Class W	Class Y	Class Z	expiration date
Columbia Absolute Return Currency and Income Fund

Columbia AMT-Free Tax-Exempt Bond Fund

Columbia Asia Pacific ex-Japan Fund

Columbia Diversified Bond Fund

Columbia Diversified Equity Income Fund

Columbia Dividend Opportunity Fund

Columbia Emerging Markets Bond Fund

Columbia Emerging Markets Opportunity Fund

Columbia Equity Value Fund

Columbia European Equity Fund

Columbia Floating Rate Fund

Columbia Frontier Fund

Columbia Global Bond Fund

Columbia Global Equity Fund

Columbia Global Extended Alpha Fund

Columbia Government Money Market Fund

Columbia High Yield Bond Fund

Columbia Income Opportunities Fund

Columbia Inflation Protected Securities Fund

Columbia Large Core Quantitative Fund

Columbia Large Growth Quantitative Fund

Columbia Large Value Quantitative Fund

Columbia Limited Duration Credit Fund

Columbia Mid Cap Growth Opportunity Fund

Columbia Mid Cap Value Opportunity Fund

Columbia Minnesota Tax-Exempt Fund

Columbia Money Market Fund

Columbia Multi-Advisor International Value Fund

Columbia Multi-Advisor Small Cap Value Fund

Columbia Select Large-Cap Value Fund

Columbia Select Smaller-Cap Value Fund

Columbia Seligman Communications and Information Fund

Fee
Waiver /
Expense
Reimbursement
Fund	Class A	Class B	Class C	Class I	Class R	Class R3	Class R4	Class R5	Class T	Class W	Class Y	Class Z	expiration date
Columbia Seligman Global Technology Fund

Columbia Strategic Allocation Fund

Columbia U.S. Government Mortgage Fund

*	In addition to the fees and expenses which the Funds bear directly, each Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and a Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary.
**	See “Fund Management and Compensation” for information about a possible adjustment to the investment management fee under the terms of a performance incentive arrangement.

OTHER INVESTMENT STRATEGIES AND RISKS

Other Investment Strategies. In addition to the principal investment strategies previously described, the Funds may utilize investment strategies that are not principal investment strategies, including investment in affiliated and nonaffiliated pooled investment vehicles (including mutual funds and exchange traded funds (ETFs), also referred to as “acquired funds”) ownership of which results in the Fund bearing its proportionate share of the acquired funds’ fees and expenses and proportionate exposure to the risks associated with the acquired funds’ underlying investments. ETFs are generally designed to replicate the price and yield of a specified market index. An ETF’s share price may not track its specified market index and may trade below its net asset value, resulting in a loss. ETFs generally use a “passive” investment strategy and will not attempt to take defensive positions in volatile or declining markets. An active secondary market in an ETF’s shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF’s shares will continue to be listed on an active exchange.

Additionally, Funds that do not include the use of derivatives as part of their principal investment strategy the Fund may use derivatives such as futures, options, forward contracts, and swaps (which are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, indexes or currencies). These derivative instruments are used to produce incremental earnings, to hedge existing positions, to increase or reduce market or credit exposure, or to increase flexibility. Derivative instruments will typically increase the Fund’s exposure to the principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk, and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position, may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the Fund.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. In addition, a relatively small price movement in the underlying security, currency or index may result in a substantial loss for the Fund using derivatives and certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. Even though the Fund’s policies permit the use of derivatives in this manner, the portfolio managers are not required to use derivatives.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including, accepting a lower price for the derivative instrument, selling other investments, or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.

For more information on strategies and holdings, and the risks of such strategies, including derivative instruments that the Fund may use, see the Fund’s SAI and its annual and semiannual reports.

Unusual Market Conditions. A Fund may, from time to time, take temporary defensive positions including investing more of its assets in money market securities in an attempt to respond to adverse market, economic, political, or other conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance. Instead of investing in money market securities directly, the Fund may invest in shares of an affiliated or unaffiliated money market fund. See “Cash Reserves” under the caption “Additional Management Information” for more information.

Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as “soft dollars”), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund’s securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. Funds that invest primarily in fixed income securities do not typically generate brokerage commissions that are used to pay for research or brokerage services. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund’s purchase and sale transactions may cause the market to move and change the market price for an investment. Although brokerage commissions and implied commissions are not reflected in the expense table under “Fees and Expenses of the Fund,” they are reflected in the total return of the Fund.

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed when Fund shares are held in a taxable account. Active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. For subadvised funds, a change in the subadviser(s) may result in increased portfolio turnover, which increase may be substantial, as the new subadviser(s) realign the portfolio, or if the subadviser(s) trade(s) portfolio securities more frequently. A realignment or more active strategy could produce higher than expected capital gains. Capital gains and increased brokerage commissions or mark-ups paid to brokerdealers may adversely affect a Fund’s performance. The Funds’ historical portfolio turnover rates, which measure how frequently a Fund buys and sells investments, will be shown in the “Financial Highlights.”

Change in Subadviser(s). From time to time, the investment manager may add or change unaffiliated subadvisers. The date the current Subadviser(s) began serving the Fund is set forth under the “Portfolio Management.” When applicable, performance of the Fund prior to the date the current Subadviser(s) began serving was achieved by different subadviser(s). Similarly, the portfolio turnover rate shown in the “Financial Highlights” applies to the subadviser(s) serving during the relevant time-period. A change in subadviser(s) may result in increased portfolio turnover, as noted under “Portfolio Turnover.”

Multi-Manager Risk. While Columbia Management, the Fund’s investment manager, monitors each subadviser and the overall management of the Funds, to the extent the Fund has multiple subadvisers, each subadviser makes investment decisions independently from the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund’s exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

Directed Brokerage. The Funds’ Board of Trustees (Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions. Additional information regarding securities transactions can be found in the SAI.

FUND MANAGEMENT AND COMPENSATION

Investment Manager

Columbia Management Investment Advisers, LLC (the investment manager or Columbia Management), formerly RiverSource Investments, LLC, 100 Federal Street, Boston, MA 02110, is the investment manager to the Columbia, RiverSource, Seligman and Threadneedle funds (the Fund Family) and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). In addition to managing investments for the Fund Family, Columbia Management manages investments for itself and its affiliates. For institutional clients, Columbia Management and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, Columbia Management seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.

Funds managed by Columbia Management have received an order from the Securities and Exchange Commission that permits Columbia Management, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. Columbia Management and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, Columbia Management does not consider any other relationship it or its affiliates may have with a subadviser, and Columbia Management discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

The Fund pays Columbia Management a fee for managing its assets. Under the Investment Management Services Agreement (Agreement) the fee based on the Fund’s average daily net assets is:

Fund
Columbia Absolute Return Currency and Income Fund	% on the first $ billion, gradually reducing to % as assets increase

Columbia AMT-Free Tax-Exempt Bond Fund	% on the first $ billion, gradually reducing to % as assets increase

Columbia Asia Pacific ex-Japan Fund#	% on the first $ billion, gradually reducing to % as assets increase

Columbia Diversified Bond Fund	% on the first $ billion, gradually reducing to % as assets increase

Columbia Diversified Equity Income Fund#	% on the first $ billion, gradually reducing to % as assets increase

Columbia Dividend Opportunity Fund#	% on the first $ billion, gradually reducing to % as assets increase

Columbia Emerging Markets Bond Fund	% on the first $ billion, gradually reducing to % as assets increase

Columbia Emerging Markets Opportunity Fund#	% on the first $ billion, gradually reducing to % as assets increase

Columbia Equity Value Fund#	% on the first $ billion, gradually reducing to % as assets increase

Columbia European Equity Fund#	% on the first $ billion, gradually reducing to % as assets increase

Columbia Floating Rate Fund	% on the first $ billion, gradually reducing to % as assets increase

Columbia Frontier Fund	% on the first $ billion, gradually reducing to % as assets increase

Columbia Global Bond Fund	% on the first $ billion, gradually reducing to % as assets increase

Columbia Global Equity Fund#	% on the first $ billion, gradually reducing to % as assets increase

Columbia Global Extended Alpha Fund#	% on the first $ billion, gradually reducing to % as assets increase

Columbia Government Money Market Fund	% on the first $ billion, gradually reducing to % as assets increase

Fund
Columbia High Yield Bond Fund	% on the first $ billion, gradually reducing to % as assets increase

Columbia Income Opportunities Fund	% on the first $ billion, gradually reducing to % as assets increase

Columbia Inflation Protected Securities Fund	% on the first $ billion, gradually reducing to % as assets increase

Columbia Large Core Quantitative Fund#	% on the first $ billion, gradually reducing to % as assets increase

Columbia Large Growth Quantitative Fund#	% on the first $ billion, gradually reducing to % as assets increase

Columbia Large Value Quantitative Fund#	% on the first $ billion, gradually reducing to % as assets increase

Columbia Limited Duration Credit Fund	% on the first $ billion, gradually reducing to % as assets increase

Columbia Mid Cap Growth Opportunity Fund#	% on the first $ billion, gradually reducing to % as assets increase

Columbia Mid Cap Value Opportunity Fund#	% on the first $ billion, gradually reducing to % as assets increase

Columbia Minnesota Tax-Exempt Fund	% on the first $ billion, gradually reducing to % as assets increase

Columbia Money Market Fund	% on the first $ billion, gradually reducing to % as assets increase

Columbia Multi-Advisor International Value Fund#	% on the first $ billion, gradually reducing to % as assets increase

Columbia Multi-Advisor Small Cap Value Fund#	% on the first $ billion, gradually reducing to % as assets increase

Columbia Select Large-Cap Value Fund	% on the first $ billion, gradually reducing to % as assets increase

Columbia Select Smaller-Cap Value Fund	% on the first $ billion, gradually reducing to % as assets increase

Columbia Seligman Communications and Information Fund	% on the first $ billion, gradually reducing to % as assets increase

Columbia Seligman Global Technology Fund	% on the first $ billion, gradually reducing to % as assets increase

Columbia Strategic Allocation Fund#	% on the first $ billion, gradually reducing to % as assets increase

Columbia U.S. Government Mortgage Fund	% on the first $ billion, gradually reducing to % as assets increase

#	The Fund compares its performance to the performance of an index of comparable funds published by Lipper, Inc. Except for Columbia Strategic Allocation Fund and Columbia Global Extended Alpha Fund, the maximum adjustment (increase or decrease) is 0.12% of the Fund’s average net assets on an annual basis.

For Columbia Strategic Allocation Fund, the maximum adjustment (increase or decrease) is 0.08% of the Fund’s average net assets on an annual basis and for Columbia Global Extended Alpha Fund, the maximum adjustment (increase or decrease) is 0.50% of the Fund’s average net assets on an annual basis.

The corresponding Index against which the Fund’s performance is to be measured for purposes of the performance incentive adjustment is as shown in the table below. In certain circumstances, the Fund’s Board may approve a change in the Index.

Fund	Lipper Index
Columbia Asia Pacific ex-Japan Fund	MSCI All Country Asia Pacific Ex-Japan Index

Columbia Diversified Equity Income Fund	Lipper Equity Income Funds Index

Columbia Dividend Opportunity Fund	Lipper Equity Income Funds Index

Columbia Emerging Markets Opportunity Fund	Lipper Emerging Markets Funds Index

Columbia Equity Value Fund	Lipper Large-Cap Value Funds Index

Columbia European Equity Fund	Lipper European Funds Index

Columbia Global Equity Fund	Lipper Global Funds Index

Columbia Global Extended Alpha Fund	MSCI All Country World Index

Columbia Large Core Quantitative Fund	Lipper Large-Cap Core Funds Index

Columbia Large Growth Quantitative Fund	Lipper Large-Cap Growth Funds Index

Columbia Large Value Quantitative Fund	Lipper Large-Cap Value Funds Index

Columbia Mid Cap Growth Opportunity Fund	Lipper Mid-Cap Growth Funds Index

Columbia Mid Cap Value Opportunity Fund	Lipper Mid-Cap Value Funds Index

Columbia Multi-Advisor International Value Fund	Lipper International Multi-Cap Value Funds Index

Columbia Multi-Advisor Small Cap Value Fund	Lipper Small-Cap Value Funds Index

Columbia Strategic Allocation Fund	Lipper Flexible Portfolio Funds Index

Under the Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement will be available in the Fund’s annual or semiannual shareholder report.

Columbia Management selects, contracts with and compensates the Subadviser to manage the investment of the Fund’s assets. Columbia Management monitors the compliance of the Subadviser with the investment objective and related policies of the Fund, reviews the performance of the Subadviser, and reports periodically to the Board.

Choosing a Share Class

The Funds

Effective September 7, 2010, the Columbia funds (including the portfolios), Columbia Acorn funds and RiverSource funds (including the Seligman and Threadneedle branded funds) share the same policies and procedures for investor services, as described below. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or selling and/or servicing agent should consider the combined market value of all Columbia, Columbia Acorn, RiverSource, Seligman and Threadneedle funds owned by the investor or his/her “immediate family.” For details on this particular policy, see Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions.

For purposes of this service section, funds and portfolios bearing the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to as the Legacy Columbia funds. For a list of Legacy Columbia funds, see Appendix E to the Fund’s Statement of Additional Information (SAI). The funds that historically bore the RiverSource brand, including those renamed to bear the “Columbia” brand effective September 27, 2010 as well as certain other funds are collectively referred to as the Legacy RiverSource funds. For a list of Legacy RiverSource funds, see Appendix F to the Fund’s SAI. Together the Legacy Columbia funds and the Legacy RiverSource funds are referred to as the Funds.

The Funds’ primary service providers are referred to as follows: Columbia Management or the investment manager refers to Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC), the Transfer Agent refers to Columbia Management Investment Services Corp. (formerly, RiverSource Services Corporation) and the Distributor refers to Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.).

Additional information about the Funds can be obtained at the Funds’ website, columbiamanagement.com, by calling toll-free 800.345.6611, or by writing (regular mail) to The Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 or (express mail) The Funds, c/o Columbia Management Investment Services Corp., 30 Dan Road, Canton, MA 02021-2809.

Comparison of Share Classes

Share Class Features

Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of the Fund through a retirement plan or other product or program sponsored by your selling and/or servicing agent, not all share classes may be made available to you.

The following summarizes the primary features of Class A, Class B, Class C, Class E, Class F, Class I, Class R, Class R3, Class R4, Class R5, Class T, Class W, Class Y and Class Z shares. Although Class B, Class E, Class F and Class T shares are generally closed to new and existing investors, information relating to these share classes is included in the table below because certain qualifying purchase orders are permitted, as described below. When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in the Fund.

•	The expenses for each share class.

•	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.

FUNDamentalstm

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries.

Each investor’s personal situation is different and you may wish to discuss with your selling and/or servicing agent which share class is best for you. Your authorized selling and/or servicing agent can help you to determine which share class(es) is available to you and to decide which share class best meets your needs.

S.1

		Investment	Conversion
	Eligible Investors and Minimum Initial Investments(a)	Limits	Features

Class A*	Available to the general public for investment; minimum initial investment is $2,000 for most investors.(e)	none	none

Class B*	Closed to new investors.(h)	up to $49,999	Converts to Class A shares generally eight years after purchase.(i)

Class C*	Available to the general public for investment; minimum initial investment is $2,000 for most investors.(e)	up to $999,999; no limit for eligible employee benefit plans.(j)	none

Class E	Closed to new investors and new accounts.(k)	none	none

Class F	Closed to new investors and new accounts.(k)	up to $250,000.(l)	Converts to Class E shares eight years after purchase.(i)

Class I*	Available only to the Funds (i.e., Fund-of-Fund investments).	none	none

Class R*	Available only to eligible retirement plans and health savings accounts; no minimum initial investment.	none	none

Class R3*	Effective after the close of business on December 31, 2010, Class R3 shares are closed to new investors; available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(n)	none	none

Class R4*	Effective after the close of business on December 31, 2010, Class R4 shares are closed to new investors; available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(n)	none	none

Class R5*	Effective after the close of business on December 31, 2010, Class R5 shares are closed to new investors; available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, health savings accounts and, if approved by the Distributor, institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments.(n)	none	none

Class T	Available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Columbia funds (formerly named Liberty funds).	none	none

Class W*	Available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.	none	none

Class Y*	Available to certain categories of investors which are subject to minimum initial investment requirements; currently offered only to former shareholders of the former Columbia Funds Institutional Trust.(q)	none	none

Class Z*	Available only to certain eligible investors, which are subject to different minimum initial investment requirements, ranging from $0 to $2,000.	none	none

S.2

	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)

Class A*	5.75% maximum, declining to 0.00% on investments of $1 million or more. None for money market Funds and certain other Funds.(f)	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase.(g)

Class B*	none	5.00% maximum, gradually declining to 0.00% after six years.(i)

Class C*	none	1.00% on certain investments redeemed within one year of purchase.

Class E	4.50% maximum, declining to 0.00% on investments of $500,000 or more.	1.00% on certain investments of between $1 million and $50 million redeemed within one year of purchase.

Class F	none	5.00% maximum, gradually declining to 0.00% after six years.

Class I*	none	none

Class R*	none	none

Class R3*	none	none

Class R4*	none	none

Class R5*	none	none

Class T	5.75% maximum, declining to 0.00% on investments of $1 million or more.	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase.(p)

Class W*	none	none

Class Y*	none	none

Class Z*	none	none

Non 12b-1
	Maximum Distribution and Service (12b-1) Fees(c)	Service Fees(d)

Class A*	Legacy Columbia funds: distribution fee up to 0.25% and service fee up to 0.25%; Legacy RiverSource funds: 0.25% distribution and service fees, except Columbia Money Market Fund, which pays 0.10%.	none

Class B*	0.75% distribution fee and 0.25% service fee, with certain exceptions.(c)	none

Class C*	0.75% distribution fee; 0.25% service fee.	none

Class E	0.10% distribution fee and 0.25% service fee, with certain exceptions.(c)	none

Class F	0.75% distribution fee; 0.25% service fee.	none

Class I*	none	none

Class R*	Legacy Columbia funds: 0.50% distribution fee; Legacy RiverSource funds: 0.50% fee, of which service fee can be up to 0.25%.	none

Class R3*	0.25% distribution fee	0.25%(m)

Class R4*	none	0.25%(m)

Class R5*	none	none

Class T	none	up to 0.50%.(o)

Class W*	0.25% distribution and service fees, with certain exceptions.(c)	none

Class Y*	none	none

Class Z*	none	none

S.3

*	For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the Class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(a)	See Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders for more details on the eligible investors and minimum initial and subsequent investment and account balance requirements.
(b)	Actual front-end sales charges and CDSCs vary among the Funds. For more information on applicable sales charges, see Choosing a Share Class — Sales Charges and Commissions, and for information about certain exceptions to these sales charge policies, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
(c)	These are the maximum applicable distribution and/or shareholder service fees. Because these fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution and/or shareholder service fees. For Legacy Columbia funds with Class A shares subject to both a distribution and service fee, the aggregate fees are limited to not more than 0.25%. Columbia Money Market Fund (formerly RiverSource Cash Management Fund) pays up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, and 0.10% distribution and service fees on Class W shares. Columbia Money Market Fund pays a distribution and service fee of up to 0.10% on Class A shares, up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, and 0.10% distribution and servicing fees on Class W shares. The Distributor has voluntarily agreed to waive all or a portion of distribution and/or service fees for certain classes of certain Funds. For information on these waivers, see Choosing a Share Class — Distribution and Service Fees. Compensation paid to selling and/or servicing agents may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific Fund share classes.
(d)	For more information, see Class R3 and Class R4 Shares — Plan Administration Fees and Class T Shares — Shareholder Service Fees.
(e)	The minimum initial investment requirement is $5,000 for RiverSource Disciplined Small Cap Value Fund, Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund, and $10,000 for Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund and Columbia Absolute Return Currency and Income Fund. For more details on the minimum initial investment requirement applicable to other Funds, see Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders.
(f)	The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, and RiverSource S&P 500 Index Fund.
(g)	There is no CDSC on Class A shares of the money market Funds or the Funds identified in footnote (f) above. Legacy Columbia fund Class A shareholders who purchased Class A shares without an initial sales charge because their accounts aggregated between $1 million and $50 million at the time of purchase and who purchased shares on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC.
(h)	The Funds no longer accept investments from new or existing investors in Class B shares, except through reinvestment of dividend and/or capital gain distributions by existing Class B shareholders, or a permitted exchange, as described in more detail under Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders — Buying Shares — Class B Shares Closed. Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling and/or servicing agent through the National Securities Clearing Corporation (NSCC) that are initial investments in Class B shares or that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the applicable front-end sales charge. Your selling and/or servicing agent may have different polices, including automatically redirecting the purchase order to a money market fund. See Choosing a Share Class — Class A Shares — Front-end Sales Charge for additional information about Class A shares.
(i)	Timing of conversion and CDSC schedule will vary depending on the Fund and the date of your original purchase of Class B shares. For more information on the timing of conversion of Class B shares to Class A shares, see Choosing a Share Class — Class B Shares — Conversion of Class B Shares to Class A Shares. Class B shares of Columbia Short Term Municipal Bond Fund do not convert to Class A shares. For information on the timing of the conversion of Class F shares to Class E shares, see Choosing a Share Class — Class F Shares — Commissions and Conversion to Class E Shares.
(j)	There is no investment limit on Class C shares purchased by employee benefit plans created under section 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans, that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper.
(k)	The Funds no longer accept investments from new or existing investors in Class E or Class F shares, except that existing Class E and/or Class F shareholders who opened and funded their account prior to September 22, 2006 may continue to invest in Class E and/or Class F shares, as described in more detail under Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders — Buying Shares — Class E and Class F Shares Closed. Class E and Class F shares are designed for investors who wish to make an irrevocable gift to a child, grandchild or other individual.
(l)	If you hold Class F shares of the Fund and your account has a value of less than $250,000, you may purchase additional Class F shares of the Fund in amounts that increase your account value up to a maximum of $250,000. The value of your account, for this purpose, includes the value of all Class F shares in eligible accounts held by you and your “immediate family.” For more information about account value aggregation and eligible accounts, see Choosing a Share Class — Reductions/Waivers of Sales Charges. If you have reached the $250,000 limit, any additional amounts you invest in Class F shares of the Fund will be invested in Class E shares of the Fund, without regard to the normal minimum investment amount required for Class E shares. Such investments will, however, be subject to the applicable front-end sales charge.
(m)	For more information, see Class R3 and Class R4 Shares — Plan Administration Fees.
(n)	Shareholders who opened and funded a Class R3, Class R4 or Class R5 shares account with a Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of the share class, and existing Class R3, Class R4 or Class R5 accounts may continue to allow new investors or participants to be established in their Fund account. For more information on eligible investors in these share classes and the closing of these share classes, see Buying Shares — Eligible Investors — Class R3 Shares, R4 Shares and Class R5 Shares.
(o)	For more information, see Class T Shares — Shareholder Service Fees.
(p)	Class T Shareholders who purchased Class T shares without a front-end sales charge because their accounts aggregated between $1 million and $50 million at the time of the purchase and who purchased shares on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC.
(q)	Class Y shares are available only to the following categories of investors: (i) individual investors and institutional clients (endowments, foundations, defined benefit plans, etc.) that invest at least $1 million in Class Y shares of a single Fund and (ii) group retirement plans (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans) with plan assets of at least $10 million.

S.4

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account with them. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Depending on which share class you choose, you will pay these charges either at the outset as a front-end sales charge, at the time you sell your shares as a contingent deferred sales charge (CDSC) and/or over time in the form of increased ongoing fees. Whether the ultimate cost is higher for one class over another depends on the amount you invest, how long you hold your shares and whether you are eligible for reduced or waived sales charges. We encourage you to consult with a financial advisor who can help you with your investment decisions.

Class A Shares — Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares (other than shares of a money market Fund and certain other Funds) unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for more information.

The Distributor receives the sales charge and re-allows (or pays) a portion of the sales charge to the selling and/or servicing agent through which you purchased the shares. The Distributor retains the balance of the sales charge. The Distributor retains the full sales charge you pay when you purchase shares of the Fund directly from the Fund (not through a selling and/or servicing agent). Sales charges vary depending on the amount of your purchase.

S.5

FUNDamentalstm

Front-End Sales Charge Calculation

The following tables present the front-end sales charge as a percentage of both the offering price and the net amount invested.

•	The offering price per share is the net asset value per share plus any front-end sales charge that applies.

•	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account (and any other accounts eligible for aggregation of which you or your financial advisor notify the Fund) and base the sales charge on the aggregate amount. See Choosing a Share Class — Reductions/Waivers of Sales Charges for a discussion of account value aggregation. There is no initial sales charge on reinvested dividend or capital gain distributions.

The front-end sales charge you’ll pay on Class A shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your financial advisor notify the Fund).

Class A Shares — Front-End Sales Charge — Breakpoint Schedule

				Amount
				retained by
			Sales	or paid to
		Sales	charge	selling
		charge	as a	and/or
		as a	% of the	servicing
		% of the	net	agents as a
	Dollar amount of	offering	amount	% of the
Breakpoint Schedule For:	shares bought(a)	price(b)	invested(b)	offering price

	$0—$49,999	5.75%	6.10%	5.00%

	$50,000—$99,999	4.50%	4.71%	3.75%

	$100,000—$249,999	3.50%	3.63%	3.00%

Equity Funds and Funds-of-Funds (equity)*	$250,000—$499,999	2.50%	2.56%	2.15%

	$500,000—$999,999	2.00%	2.04%	1.75%

	$1,000,000 or more	0.00%	0.00%	0.00%	(c)(d)

	$0—$49,999	4.75%	4.99%	4.00%

	$50,000—$99,999	4.25%	4.44%	3.50%

Fixed Income Funds (except those listed below)	$100,000—$249,999	3.50%	3.63%	3.00%

and Funds-of-Funds (fixed income)*	$250,000—$499,999	2.50%	2.56%	2.15%

	$500,000—$999,999	2.00%	2.04%	1.75%

	$1,000,000 or more	0.00%	0.00%	0.00%	(c)(d)

Columbia Absolute Return Currency and Income Fund,	$0—$99,999	3.00%	3.09%	2.50%

Columbia Floating Rate Fund,	$100,000—$249,999	2.50%	2.56%	2.15%

Columbia Inflation Protected Securities Fund,	$250,000—$499,999	2.00%	2.04%	1.75%

RiverSource Intermediate Tax-Exempt Fund,	$250,000—$499,999	2.00%	2.04%	1.75%

RiverSource Limited Duration Credit Fund and	$1,000,000 or more	0.00%	0.00%	0.00%	(c)(d)

RiverSource Short Duration U.S. Government Fund

S.6

				Amount
				retained by
			Sales	or paid to
		Sales	charge	selling
		charge	as a	and/or
		as a	% of the	servicing
		% of the	net	agents as a
	Dollar amount of	offering	amount	% of the
Breakpoint Schedule For:	shares bought(a)	price(b)	invested(b)	offering price

Columbia California Intermediate Municipal Bond Fund,	$0—$99,999	3.25%	3.36%	2.75%

Columbia Connecticut Intermediate Municipal Bond Fund,	$100,000—$249,999	2.50%	2.56%	2.15%

Columbia Georgia Intermediate Municipal Bond Fund,	$250,000—$499,999	2.00%	2.04%	1.75%

Columbia Intermediate Bond Fund,	$500,000—$999,999	1.50%	1.53%	1.25%

Columbia Intermediate Municipal Bond Fund,	$1,000,000 or more	0.00%	0.00%	0.00%	(c)(d)

Columbia LifeGoal® Income Portfolio,

Columbia Maryland Intermediate Municipal Bond Fund,

Columbia Massachusetts Intermediate Municipal Bond Fund,

Columbia New Jersey Intermediate Municipal Bond Fund,

Columbia New York Intermediate Municipal Bond Fund,

Columbia North Carolina Intermediate Municipal Bond Fund,

Columbia Oregon Intermediate Municipal Bond Fund,

Columbia Rhode Island Intermediate Municipal Bond Fund,

Columbia Short-Intermediate Bond Fund,

Columbia South Carolina Intermediate Municipal Bond Fund,

Columbia Total Return Bond Fund and

Columbia Virginia Intermediate Municipal Bond Fund

Columbia Short-Term Bond Fund and	$0—$99,999	1.00%	1.01%	0.75%

Columbia Short-Term Municipal Bond Fund	$100,000—$249,999	0.75%	0.76%	0.50%

	$250,000—$999,999	0.50%	0.50%	0.40%

	$1,000,000 or more	0.00%	0.00%	0.00%	(c)(d)

*	The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and RiverSource S&P 500 Index Fund. “Funds-of-Funds (equity)” includes — Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia Portfolio Builder Aggressive Fund, Columbia Portfolio Builder Moderate Aggressive Fund, Columbia Portfolio Builder Moderate Fund, Columbia Portfolio Builder Total Equity Fund, Columbia Retirement Plus 2010 Fund, Columbia Retirement Plus 2015 Fund, Columbia Retirement Plus 2020 Fund, Columbia Retirement Plus 2025 Fund, Columbia Retirement Plus 2030 Fund, Columbia Retirement Plus 2035 Fund, Columbia Retirement Plus 2040 Fund, Columbia Retirement Plus 2045 Fund, Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025, Seligman TargETFund 2015 and Seligman TargETFund Core. “Funds-of-Funds (fixed income)” includes — Columbia Income Builder Fund, Columbia Income Builder Fund II, Columbia Income Builder Fund III, Columbia Portfolio Builder Conservative Fund and Columbia Portfolio Builder Moderate Conservative Fund. Columbia Asset Allocation Fund, Columbia Asset Allocation Fund II, Columbia Balanced Fund and Columbia Liberty Fund are treated as equity Funds for purposes of the table.
(a)	Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Choosing a Share Class — Reductions/Waivers of Sales Charges for a discussion of account value aggregation.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.
(c)	Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following amounts out of its own resources (except for the Funds listed below): 1.00% on purchases from $1 million up to but not including $3 million; 0.50% on purchases of $3 million up to but not including $50 million; and 0.25% on amounts of $50 million or more. The Distributor may be reimbursed if a CDSC is deducted when the shares are redeemed. Currently, the Distributor does not make such payments on purchases of the following Funds for purchases with a total market value of $1 million or more: Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia U.S. Treasury Index Fund and RiverSource S&P 500 Index Fund.
(d)	For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor the following sales commissions on purchases that are coded as commission-eligible trades: 1.00% on all purchases up to but not including $3 million, including those in amounts of less than $1 million; up to 0.50% on all purchases of $3 million up to but not including $50 million; and up to 0.25% on all purchases of $50 million or more.

Class A Shares — CDSC

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

•	If you bought Class A shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares in accordance with the following policies:

S.7

•	Columbia fund shareholders who purchased shares of a Legacy Columbia fund on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase.

•	Fund shareholders who purchased shares after September 3, 2010 will incur a CDSC if those shares are redeemed within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase.

•	Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.

The CDSC on Class A shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested distributions.

In certain circumstances, the CDSC may not apply. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details.

FUNDamentalstm

Contingent Deferred Sales Charge

A contingent deferred sales charge or CDSC is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC varies based on the Fund and the length of time that you have held your shares.

For purposes of calculating the CDSC on shares of a Legacy Columbia fund and, for shares of a Legacy RiverSource fund purchased after the close of business on September 3, 2010, the start of the holding period is the first day of the month in which your purchase was made. For purposes of calculating the CDSC on shares of a Legacy RiverSource fund purchased on or before the close of business on September 3, 2010, the start of the holding period is the date your purchase was made. When you place an order to sell your shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Fund.

Class A Shares — Commissions

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge paid by you. The up-front commission on Class A shares, which varies by Fund, may be up to 5.00% of the offering price for Funds with a maximum front-end sales charge of 5.75%, up to 4.00% of the offering price for Funds with a maximum front-end sales charge of 4.75%, up to 2.75% of the offering price for Funds with a maximum front-end sales charge of 3.25%, up to 2.50% of the offering price for Funds with a maximum front-end sales charge of 3.00%, and up to 0.75% of the offering price for Funds with a maximum front-end sales charge of 1.00%.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares — Commission Schedule (Paid by the Distributor to Selling and/or Service Agents)*

Commission Level
(as a % of net asset
Purchase Amount	value per share)

$1 million—$2,999,999	1.00%**
$3 million—$49,999,999	0.50%
$50 million or more	0.25%

*	Not applicable to Funds that do not assess a front-end sales charge.
**	For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor sales commissions on purchases (that are coded as commission-eligible trades) in amounts of less than $1 million.

S.8

Class B Shares — Sales Charges

The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below under Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class B Shares Closed.

You don’t pay a front-end sales charge when you buy Class B shares, but you may pay a CDSC when you sell Class B shares.

Class B Shares — CDSC

The CDSC on Class B shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

•	will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, and

•	generally declines each year until there is no sales charge for redeeming shares.

You’ll pay a CDSC if you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details. Also, you will not pay a CDSC on any amount that represents appreciation in the value of your shares. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares — CDSC Schedule for the Funds

	Applicable CDSC*

		Columbia California Intermediate Municipal Bond Fund,
		Columbia Georgia Intermediate Municipal Bond Fund, Columbia
		Connecticut Intermediate Municipal Bond Fund, Columbia
		Intermediate Bond Fund, Columbia Intermediate Municipal
		Bond Fund, Columbia LifeGoal® Income Portfolio, Columbia
		Maryland Intermediate Municipal Bond Fund, Columbia
		Massachusetts Intermediate Municipal Bond Fund,
		Columbia New Jersey Intermediate Municipal Bond Fund, Columbia
		New York Intermediate Municipal Bond Fund, Columbia
		North Carolina Intermediate Municipal Bond Fund, Columbia
		Oregon Intermediate Municipal Bond Fund, Columbia
		Rhode Island Intermediate Municipal Bond Fund, Columbia Short
Number of		Term Bond Fund, Columbia South Carolina Intermediate
Years Class B	All funds except those	Municipal Bond Fund, Columbia Total Return Bond Fund and
Shares Held	listed to the right	Columbia Virginia Intermediate Municipal Bond Fund

One	5.00%	3.00%
Two	4.00%	3.00%
Three	3.00%**	2.00%
Four	3.00%	1.00%
Five	2.00%	None
Six	1.00%	None

Class B Shares — CDSC Schedule for the Funds

Applicable CDSC*

Columbia California Intermediate Municipal Bond Fund,
Columbia Georgia Intermediate Municipal Bond Fund, Columbia
Connecticut Intermediate Municipal Bond Fund, Columbia
Intermediate Bond Fund, Columbia Intermediate Municipal
Bond Fund, Columbia LifeGoal® Income Portfolio,
Columbia Maryland Intermediate Municipal Bond Fund, Columbia
Massachusetts Intermediate Municipal Bond Fund,
Columbia New Jersey Intermediate Municipal Bond Fund, Columbia
New York Intermediate Municipal Bond Fund, Columbia
North Carolina Intermediate Municipal Bond Fund, Columbia
Oregon Intermediate Municipal Bond Fund, Columbia
Rhode Island Intermediate Municipal Bond Fund, Columbia Short
Number of		Term Bond Fund, Columbia South Carolina Intermediate
Years Class B	All funds except those	Municipal Bond Fund, Columbia Total Return Bond Fund and
Shares Held	listed to the right	Columbia Virginia Intermediate Municipal Bond Fund

Seven	None	None
Eight	None	None
Nine	Conversion to Class A Shares	Conversion to Class A Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
**	For shares purchased in a Legacy RiverSource fund (other than a Seligman fund) on or prior to June 12, 2009, the CDSC percentage for year three is 4%.

Class B shares of Columbia Short Term Municipal Bond Fund are not subject to a CDSC.

S.9

Class B Shares — Commissions

If you are an investor who purchased Class B shares prior to their closing (except for certain limited transactions), although there was no front-end sales charge for Class B shares when you bought Class B shares, the Distributor paid an up-front commission directly to your selling and/or servicing agent when you bought the Class B shares (a portion of this commission may, in turn, have been paid to your financial advisor). This up-front commission, which varies across the Funds, was up to 4.00% of the net asset value per share of Funds with a maximum CDSC of 5.00% and of Class B shares of Columbia Short Term Municipal Bond Fund and up to 2.75% of the net asset value per share of Funds with a maximum CDSC of 3.00%. The Distributor continues to seek to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC paid when you sell your shares. See Choosing a Share Class — Distribution and Service Fees for details.

Class B Shares — Conversion to Class A Shares

Class B shares purchased in a Legacy Columbia fund at any time, a Legacy RiverSource fund (other than a Seligman fund) at any time, or a Seligman fund on or after June 13, 2009 automatically convert to Class A shares after you’ve owned the shares for eight years, except for Class B shares of Columbia Short Term Municipal Bond Fund, which do not convert to Class A shares. Class B shares originally purchased in a Seligman fund on or prior to June 12, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. The conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

Class B shares purchased in a Legacy RiverSource fund (other than a Seligman fund) prior to May 21, 2005 age on a calendar year basis. Class B shares purchased in a Legacy Columbia fund at any time, Seligman fund at any time, or a Legacy RiverSource fund on or after May 21, 2005 age on a daily basis. For example, a purchase made on November 12, 2004 completed its first year on December 31, 2004 under calendar year aging, but completed its first year on November 11, 2005 under daily aging.

The following rules apply to the conversion of Class B shares to Class A shares:

•	Class B shares are converted on or about the 15th day of the month that they become eligible for conversion. For purposes of determining the month when your Class B shares are eligible for conversion, the start of the holding period is the first day of the month in which your purchase was made.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

•	You’ll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from U.S. federal income tax.

Class C Shares — Sales Charges

You don’t pay a front-end sales charge when you buy Class C shares, but you may pay a CDSC when you sell Class C shares.

Class C Shares — CDSC

You’ll pay a CDSC of 1.00% if you redeem Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. For details, see Choosing a Share Class — Reductions/Waivers of Sales Charges. The CDSC on Class C shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

•	will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, and

•	is reduced to 0.00% on shares redeemed a year or more after purchase.

Class C Shares — Commissions

Although there is no front-end sales charge when you buy Class C shares, the Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares (a portion of this commission may, in turn, be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution and/or service plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class — Distribution and Service Fees for details.

S.10

Class E Shares — Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class E shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you’ll pay on Class E shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class E Shares — Front-End Sales Charge — Breakpoint Schedule

		Sales charge	Amount retained by or
	Sales charge	as a % of the	paid to selling and/or
Dollar amount of	as a % of the	net amount	servicing agents as a %
shares bought(a)	offering price(b)	invested(b)	of the offering price

$0—$49,999	4.50%	4.71%	4.00%
$50,000—$99,999	3.50%	3.63%	3.00%
$100,000—$249,999	2.50%	2.56%	2.00%
$250,000—$499,999	1.25%	1.27%	1.00%
$500,000—$999,999	0.00%	0.00%	0.00%
$1,000,000 or more	0.00%	0.00%	0.00% (c)

(a)	Purchase amounts and account values are aggregated among all eligible Fund accounts for the purposes of this table.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.
(c)	Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following out of its own resources: 1.00% on purchases up to but not including $3 million, 0.50% on purchases of $3 million up to but not including $5 million and 0.25% on purchases of $5 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.

Class E Shares — CDSC

In some cases, you’ll pay a CDSC if you sell Class E shares that you bought without an initial sales charge.

•	If you bought Class E shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a 1.00% CDSC if you redeem those shares within one year of buying them.

•	Subsequent Class E share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of buying them.

The CDSC on Class E shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class E shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of your investment in the Funds.

The Distributor may pay your selling and/or servicing agent an up-front commission of up to 4.00% of the offering price per share when you buy Class E shares. The Distributor funds the commission through the applicable sales charge paid by you.

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Class E Shares — Commissions

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy Class E shares, according to the following schedule:

Class E Shares — Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)

Commission Level
(as a % of net asset
Purchase Amount	value per share)

$0—$2,999,999	1.00%
$3 million—$4,999,999	0.50%
$5 million or more	0.25%

Class F Shares — Sales Charges

You don’t pay a front-end sales charge when you buy Class F shares, but you may pay a CDSC when you sell Class F shares. The CDSC on Class F shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

•	will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, and

•	generally declines each year until there is no sales charge for redeeming shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which your purchase was made. When you place an order to sell your Class F shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of your investment in the Funds.

Class F Shares — CDSC

The CDSC you pay on Class F shares depends on how long you’ve held your shares:

Class F Shares — CDSC Schedule

Number of Years Class F Shares Held	Applicable CDSC*

One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	None
Eight	None
Nine	Conversion to Class E Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Class F Shares — Commissions and Conversion to Class E Shares

Although there is no front-end sales charge when you buy Class F shares, the Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 4.00% of the net asset value per share when you buy Class F shares (a portion of this commission may, in turn, be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC when you sell your shares. See Choosing a Share Class — Distribution and Service Fees for details.

Class F shares automatically convert to Class E shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class E shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class F shares to Class E shares:

•	Class F shares are converted on or about the 15th day of the month that they become eligible for conversion.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class E shares at the same time.

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•	You’ll receive the same dollar value of Class E shares as the Class F shares that were converted. Class F shares that you received from an exchange of Class F shares of another Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from U.S. federal income tax.

Class R Shares — Sales Charges and Commissions

You don’t pay a front-end sales charge when you buy Class R shares of the Fund or a CDSC when you sell Class R shares of the Fund. See Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders for more information about investing in Class R shares of the Fund. The Distributor pays an up-front commission directly to your selling and/or servicing agent when you buy Class R shares (a portion of this commission may, in turn, be paid to your financial advisor), according to the following schedule:

Class R Shares — Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)

Commission Level
(as a % of net asset
Purchase Amount	value per share)

$0—$49,999,999	0.50%
$50 million or more	0.25%

The Distributor seeks to recover this commission through distribution and/or service fees it receives under the Fund’s distribution and/or service plan. See Choosing a Share Class — Distribution and Service Fees for details.

Class T Shares — Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class T shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you’ll pay on Class T shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class T Shares — Front-End Sales Charge — Breakpoint Schedule

				Amount retained
		Sales charge	Sales charge	by or paid to
		as a %	as a %	selling and/or
		of the	of the	servicing agents
Breakpoint	Dollar amount of	offering	net amount	as a % of the
Schedule For:	shares bought(a)	price(b)	invested(b)	offering price

	$0—$49,999	5.75%	6.10%	5.00%

	$50,000—$99,999	4.50%	4.71%	3.75%

Equity Funds	$100,000—$249,999	3.50%	3.63%	2.75%

	$250,000—$499,999	2.50%	2.56%	2.00%

	$500,000—$999,999	2.00%	2.04%	1.75%

	$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

	$0—$49,999	4.75%	4.99%	4.25%

	$50,000—$99,999	4.50%	4.71%	3.75%

Fixed-Income Funds	$100,000—$249,999	3.50%	3.63%	2.75%

	$250,000—$499,999	2.50%	2.56%	2.00%

	$500,000—$999,999	2.00%	2.04%	1.75%

	$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

(a)	Purchase amounts and account values are aggregated among all eligible Fund accounts for the purposes of this table.

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(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.
(c)	Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following amounts out of its own resources: 1.00% on purchases of $1 million up to but not including $3 million, 0.50% on purchases of $3 million up to but not including $50 million and 0.25% on purchases of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.
(d)	For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor the following sales commissions on purchases that are coded as commission-eligible trades: 1.00% on purchases up to but not including $3 million (including those in amounts of less than $1 million), up to 0.50% on purchases of $3 million up to but not including $50 million, and up to 0.25% on purchases of $50 million or more.

Class T Shares — CDSC

In some cases, you’ll pay a CDSC if you sell Class T shares that you bought without an initial sales charge.

•	If you bought Class T shares without a front-end sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares in accordance with the following policies:

•	Shareholders who purchased shares of a Legacy Columbia fund on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase.

•	Shareholders who purchased shares of a Fund after September 3, 2010 will incur a CDSC if those shares are redeemed within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months of purchase.

•	Subsequent Class T share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of purchase.

The CDSC on Class T shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class T shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of your investment in the Funds.

In certain circumstances, the CDSC may not apply. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details.

Class T Shares — Commissions

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class T shares (a portion of this commission may, in turn, be paid to your financial advisor). The up-front commission, which varies by Fund, may be up to 5.00% of the offering price for Funds with a maximum front-end sales charge of 5.75% and up to 4.25% of the offering price for Funds with a maximum front-end sales charge of 4.75%.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class T shares, according to the following schedule:

Class T Shares — Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)

Commission Level
(as a % of net asset
Purchase Amount	value per share)

$1 million—$2,999,999	1.00%
$3 million—$49,999,999	0.50%
$50 million or more	0.25%

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Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A, Class E or Class T shares of a Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation (ROA), you may combine the value of eligible accounts maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a Class A shares breakpoint discount through ROA, you may aggregate your or your immediate family members’ ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds, which may not be aggregated.

Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases (including existing ROA purchases) of Class A shares, Class E shares or Class T shares made within 13 months of the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. The required form of LOI may vary by selling and/or servicing agent, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow. At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the purchase commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you’ve made under an LOI, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. For purposes of making an LOI to purchase additional shares, you may aggregate your ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds, which may not be aggregated.

You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your selling and/or servicing agent in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different selling and/or servicing agents. You and your selling and/or servicing agent are responsible for ensuring that you receive discounts for which you are eligible. The Fund is not responsible for a selling and/or servicing agent’s failure to apply the eligible discount to your account. You may be asked by your selling and/or servicing agent for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different selling and/or servicing agent and records of accounts established by members of your immediate family.

FUNDamentalstm

Your “Immediate Family” and Account Value Aggregation

For purposes of reaching the Class F shares investment limits described in Choosing a Share Class — Comparison of the Share Classes or obtaining a Class A shares, Class E shares or Class T shares breakpoint discount, the value of your account will be deemed to include the value of all applicable shares in eligible accounts that are held by you and your “immediate family,” which includes your spouse, domestic partner, parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law, provided that you and your immediate family members share the same mailing address. Any Fund accounts linked together for account value aggregation purposes as of the close of business on September 3, 2010 will be permitted to remain linked together. Remember that in order to obtain a breakpoint discount, you must notify your selling and/or servicing agent in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The following accounts are eligible for account value aggregation as described above:

•	Individual or joint accounts;

•	Roth and traditional Individual Retirement Accounts (IRAs), Simplified Employee Pension accounts (SEPs), Savings Investment Match Plans for Employees of Small Employers accounts (SIMPLEs) and Tax Sheltered Custodial Accounts (TSCAs);

•	Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors (UTMA) accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

S.15

•	Revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor;

•	Accounts held in the name of your, your spouse’s, or your domestic partner’s sole proprietorship or single owner limited liability company or S corporation;

•	Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan; and

•	Investments in wrap accounts;

provided that each of the accounts identified above is invested in Class A, Class B, Class C, Class E, Class F, Class T, Class W and/or Class Z shares of the Funds.

The following accounts are not eligible for account value aggregation as described above:

•	Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

•	Accounts invested in Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds;

•	Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, or managed separate accounts;

•	Charitable and irrevocable trust accounts; and

•	Accounts holding shares of money market Funds that used the Columbia brand before May 1, 2010.

Front-End Sales Charge Waivers

The following categories of investors may buy Class A, Class E and Class T shares of the Funds at net asset value, without payment of any front-end sales charge that would otherwise apply:

•	Current or retired Fund Board members, officers or employees of the Funds or Columbia Management or its affiliates(1);

•	Current or retired Ameriprise Financial Services, Inc. financial advisors and employees of such financial advisors(1);

•	Registered representatives and other employees of affiliated or unaffiliated selling and/or servicing agent having a selling agreement with the Distributor(1);

•	Registered broker/dealer firms that have entered into a dealer agreement with the Distributor may buy Class A shares without paying a front-end sales charge for their investment account only;

•	Portfolio managers employed by subadvisers of the Funds(1);

•	Partners and employees of outside legal counsel to the Funds or the Funds’ directors or trustees who regularly provide advice and services to the Funds, or to their directors or trustees;

•	Direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same Fund;

•	Purchases made:

•	With dividend or capital gain distributions from a Fund or from the same class of another Fund;

•	Through or under a wrap fee product or other investment product sponsored by a selling and/or servicing agent that charges an account management fee or other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements that have or that clear trades through a selling and/or servicing agent that has a selling agreement with the Distributor;

•	Through state sponsored college savings plans established under Section 529 of the Internal Revenue Code; or

•	Through banks, trust companies and thrift institutions, acting as fiduciaries;

•	Separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11);

•	Purchases made through “employee benefit plans” created under section 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper; and

(1)	Including their spouses or domestic partners, children or step-children, parents, step-parents or legal guardians, and their spouse’s or domestic partner’s parents, step-parents, or legal guardians.

S.16

•	At the Fund’s discretion, front-end sales charges may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.

Restrictions may apply to certain accounts and certain transactions. The Funds may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. Unless you provide your selling and/or servicing agent with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your selling and/or servicing agent provide this information to the Fund when placing your purchase order. Please see the SAI for more information about the sales charge reductions and waivers.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B, Class C, Class E, Class F or Class T shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Funds or for other reasons.

CDSC — Waivers of the CDSC for Class A, Class C, Class E, Class F and Class T shares. The CDSC will be waived on redemptions of shares:

•	in the event of the shareholder’s death;

•	for which no sales commission or transaction fee was paid to an authorized selling and/or servicing agent at the time of purchase;

•	purchased through reinvestment of dividend and capital gain distributions;

•	in an account that has been closed because it falls below the minimum account balance;

•	that result from required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70 1/2;

•	that result from returns of excess contributions made to retirement plans or individual retirement accounts, so long as the selling and/or servicing agent returns the applicable portion of any commission paid by the Distributor;

•	of Class A shares of a Fund initially purchased by an employee benefit plan;

•	other than Class A shares, of a Fund initially purchased by an employee benefit plan that are not connected with a plan level termination;

•	in connection with the Fund’s Small Account Policy (which is described below in Buying, Selling and Exchanging Shares — Transaction Rules and Policies);

•	at a Fund’s discretion, issued in connection with plans of reorganization, including but not limited to mergers, asset acquisitions and exchange offers, to which the Fund is a party; and

•	by certain other investors as set forth in more detail in the SAI.

CDSC — Waivers of the CDSC for Class B shares. The CDSC will be waived on redemptions of shares:

•	in the event of the shareholder’s death;

•	that result from required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70 1/2;

•	in connection with the Fund’s Small Account Policy (which is described below in Buying, Selling and Exchanging Shares — Transaction Rules and Policies); and

•	by certain other investors, including certain institutions as set forth in more detail in the SAI.

Restrictions may apply to certain accounts and certain transactions. The Distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

Please see the SAI for more information about the sales charge reductions and waivers described here.

Repurchases

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption of any Class A, B, C or T shares of the Fund (other than Columbia Money Market Fund or Columbia Government Money Market Fund) within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, B, C or T shares of the Fund will not be reimbursed.

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To be eligible for these reinstatement privileges, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling and/or servicing agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order. The repurchased shares will be deemed to have the original purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases are excluded from this policy.

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the applicable Board has approved, and the Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from the Fund assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

	Distribution	Service	Combined
	Fee	Fee	Total

Class A	up to 0.25%	up to 0.25%	up to 0.35%(a)(b)(c)
Class B	0.75%	0.25%	1.00%(a)(b)
Class C	0.75%(c)	0.25%	1.00%(b)(d)
Class E	0.10%	0.25%	0.35%
Class F	0.75%	0.25%	1.00%
Class I	none	none	none
Class R (Legacy Columbia funds)	0.50%	—(e)	0.50%
Class R (Legacy RiverSource funds)	up to 0.50%	up to 0.25%	0.50%(e)
Class R3	0.25%	0.25%(f)	0.50%(f)
Class R4	none	0.25%(f)	0.25%(f)
Class R5	none	none	none
Class T	none	0.50%(g)	0.50%(g)
Class W	up to 0.25%	up to 0.25%	0.25%(c)
Class Y	none	none	none
Class Z	none	none	none

(a)	As shown in the table below, the maximum distribution and service fees of Class A shares varies among the Funds, as follows:

	Maximum	Maximum	Maximum
	Class A	Class A	Class A
Funds	Distribution Fee	Service Fee	Combined Total

Legacy RiverSource funds (other than Columbia Money Market Fund)	Up to 0.25%	Up to 0.25%	0.25%

Columbia Money Market Fund	—	—	0.10%

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	Maximum	Maximum	Maximum
	Class A	Class A	Class A
Funds	Distribution Fee	Service Fee	Combined Total

Columbia Asset Allocation Fund, Columbia Balanced Fund, Columbia Conservative High Yield Fund, Columbia Contrarian Core Fund, Columbia Disciplined Value Fund, Columbia Dividend Income Fund, Columbia Large Cap Growth Fund, Columbia Mid Cap Growth Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Real Estate Equity Fund, Columbia Small Cap Core Fund, Columbia Small Cap Growth Fund I, Columbia Technology Fund	up to 0.10%	up to 0.25%	up to 0.35%; these Funds may pay distribution and service fees up to a maximum of 0.35% of the their average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services) but currently limit such fees to an aggregate fee of not more than 0.25% for Class A shares.

Columbia Blended Equity Fund, Columbia Bond Fund, Columbia California Tax-Exempt Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Core Bond Fund, Columbia Corporate Income Fund, Columbia Emerging Markets Fund, Columbia Federal Securities Fund, Columbia Greater China Fund, Columbia High Yield Opportunity Fund, Columbia Liberty Fund, Columbia Energy and Natural Resources Fund, Columbia International Bond Fund, Columbia International Growth Fund, Columbia International Stock Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia Mid Cap Core Fund, Columbia Small Cap Value Fund I, Columbia Strategic Investor Fund, Columbia Massachusetts Tax-Exempt Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia New York Tax-Exempt Fund, Columbia Pacific/Asia Fund, Columbia Rhode Island Intermediate Municipal Bond Fund, Columbia Select Large Cap Growth Fund, Columbia Select Opportunities Fund, Columbia Select Small Cap Fund, Columbia Short-Intermediate Bond Fund, Columbia Strategic Income Fund, Columbia U.S. Treasury Index Fund, Columbia Value and Restructuring Fund, Columbia World Equity Fund	—	0.25%	0.25%

Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund, Columbia Tax Exempt Fund	—	0.20%	0.20%

Columbia Asset Allocation Fund II, Columbia California Intermediate Municipal Bond Fund, Columbia Convertible Securities Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Global Value Fund, Columbia High Income Fund, Columbia International Value Fund, Columbia Large Cap Core Fund, Columbia Marsico Focused Equities Fund, Columbia Marsico Global Fund, Columbia Maryland Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia Short Term Municipal Bond Fund, Columbia Small Cap Growth Fund II, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Total Return Bond Fund, Columbia Virginia Intermediate Municipal Bond Fund, Columbia Large Cap Value Fund, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia LifeGoal® Income Portfolio, Columbia Marsico 21st Century Fund, Columbia Marsico Growth Fund, Columbia Marsico International Opportunities Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia Masters International Equity Portfolio, Columbia Small Cap Value Fund II, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Overseas Value Fund	—	—	0.25%; these Funds pay a combined distribution and service fee pursuant to their combined distribution and shareholder servicing plan for Class A shares.

(b)	The service fees for Class A shares, Class B shares and Class C shares of certain Funds depend on when the shares were purchased, as described below. Service Fee for Class A shares and Class B shares of Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund — The annual service fee may equal up to 0.10% on net assets attributable to shares of these Funds issued prior to December 1, 1994 and 0.25% on net assets attributable to Fund shares issued thereafter. This arrangement results in a rate of service fee for Fund shares that is a blend between the 0.10% and 0.25% rates. For the fiscal year ended October 31, 2009, the blended service fee was 0.24% of the Fund’s average net assets for each of these Funds, other than Columbia Massachusetts Tax-Exempt Fund, which had a blended service fee of 0.23%. Service Fee for Class A shares, Class B shares and Class C shares of Columbia Liberty Fund — The annual service fee may equal up to 0.15% on net assets attributable to shares of this Fund issued prior to April 1, 1989 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all shares that is a blend between the 0.15% and 0.25% rates. For the fiscal year ended September 30, 2009, the blended service fee was 0.24% of the Fund’s average daily net assets. Service Fee for Class A shares, Class B shares and Class C shares of Columbia Strategic Income Fund — The annual service fee may equal up to 0.15% on net assets attributable to shares of this Fund issued prior to January 1, 1993 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all Fund shares that is a blend between the 0.15% and 0.25% rates. For the fiscal year ended May 31, 2010, the blended service fee was 0.25% of the Fund’s average net assets. Service Fee for Class A shares, Class B shares and Class C shares of Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund and Columbia Tax-Exempt Fund — The annual service fee may equal up to 0.20% of the average daily net asset value of all shares of such Fund class. Distribution Fee for Class B shares and Class C shares for Columbia Intermediate Municipal Bond Fund — The annual distribution fee shall be 0.65% of the average daily net assets of the Fund’s Class B shares and Class C shares. Fee amounts noted apply to Class B shares of the Funds other than Class B shares of Columbia Money Market Fund, which pay distribution fees of up to 0.75% and service fees of up to 0.10%, for a combined total of 0.85%.
(c)	Fee amounts noted apply to all Funds other than Columbia Money Market Fund (formerly RiverSource Cash Management Fund), which, for each of Class A and Class W shares, pays distribution and service fees of 0.10%, and for Class C shares pays distribution fees of 0.75%. The Distributor has voluntarily agreed, effective April 15, 2010, to waive the 12b-1 fees it receives from Class A, Class C, Class R (formerly Class R2) and Class W shares of Columbia Money Market Fund and from Class A, Class C and Class R (formerly Class R2) shares of Columbia Government Money Market Fund. Compensation paid to broker-dealers and other financial intermediaries may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific share classes of these Funds.
(d)	The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares of the following Funds so that the combined distribution and service fee (or the distribution fee for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund) does not exceed the specified percentage annually: 0.40% for Columbia Intermediate Municipal Bond Fund; 0.45% for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund; 0.56% for Columbia Short Term Bond Fund; 0.65% for Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund and Columbia Rhode Island Intermediate Municipal Bond Fund; 0.80% for Columbia High Yield Municipal Fund and Columbia Tax-Exempt Fund; 0.85% for Columbia Conservative High Yield Fund, Columbia Core Bond Fund, Columbia Corporate Income Fund, Columbia Federal Securities Fund, Columbia High Yield Opportunity Fund, Columbia Intermediate Bond Fund, Columbia Strategic Income Fund and Columbia U.S. Treasury Index Fund. These arrangements may be modified or terminated by the Distributor at any time.

S.19

(e)	Class R shares of Legacy Columbia funds pay a distribution fee pursuant to a distribution (Rule 12b-1) plan for Class R shares. The Legacy Columbia funds do not have a shareholder service plan for Class R shares. The Legacy RiverSource funds have a distribution and shareholder service plan for Class R shares, which, prior to the close of business on September 3, 2010, were known as Class R2 shares. For Legacy RiverSource fund Class R shares, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the Fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.
(f)	The shareholder service fees for Class R3 and Class R4 shares are not paid pursuant to a 12b-1 plan. Under a plan administration services agreement, the Funds’ Class R3 and Class R4 shares pay for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and health savings accounts.
(g)	The shareholder servicing fees for Class T shares are up to 0.50% of average daily net assets attributable to Class T shares for equity Funds (including Columbia Asset Allocation Fund) and 0.40% for fixed income Funds. The Funds currently limit such fees to a maximum of 0.30% for equity Funds and 0.15% for fixed-income Funds other than Columbia Rhode Island Intermediate Municipal Bond Fund, for which the limit currently is 0.00%. See Class T Shareholder Service Fees below for more information.

The distribution and/or shareholder service fees for Class A, Class B, Class C, Class E, Class F, Class R and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the 1940 Act, and are used by the Distributor to make payments, or to reimburse the Distributor for certain expenses it incurs, in connection with distributing the Fund’s shares and directly or indirectly providing services to Fund shareholders. These payments or expenses include providing distribution and/or shareholder service fees to selling and/or servicing agents that sell shares of the Fund or provide services to Fund shareholders. The Distributor may retain these fees otherwise payable to selling and/or servicing agents if the amounts due are below an amount determined by the Distributor in its discretion.

For Legacy RiverSource fund Class A, Class B and Class W shares, the Distributor begins to pay these fees immediately after purchase. For Legacy RiverSource fund Class C shares, the Distributor pays these fees in advance for the first 12 months. Selling and/or servicing agents also receive distribution fees up to 0.75% of the average daily net assets of Legacy RiverSource fund Class C shares sold and held through them, which the Distributor begins to pay 12 months after purchase. For Legacy RiverSource fund Class B shares, and, for the first 12 months following the sale of Legacy RiverSource fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling and/or servicing agents, and to pay for other distribution related expenses. Selling and/or servicing agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.

For Legacy Columbia fund Class E, Class R shares and, with the exception noted in the next sentence, Class A shares, the Distributor begins to pay these fees immediately after purchase. For Legacy Columbia fund Class B, Class F, Class A (if purchased as part of a purchase of shares of $1 million or more) and, with the exception noted in the next sentence, Class C shares, the Distributor begins to pay these fees 12 months after purchase (for Columbia fund Class B and Class F shares, and, for the first 12 months following the sale of Columbia Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling and/or servicing agents, and to pay for other distribution related expenses). For Legacy Columbia fund Class C shares, selling and/or servicing agents may opt to decline payment of sales commission and, instead, may receive these fees immediately after purchase. Selling and/or servicing agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.

If you maintain shares of the Fund directly with the Fund, without working directly with a financial advisor or selling and/or servicing agent, distribution and service fees may be retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.

Over time, these distribution and/or shareholder service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue in effect. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other additional fees for providing services to your account, which may be different from those described here.

S.20

Class T Shareholder Service Fees

The Funds that offer Class T shares have adopted a shareholder servicing plan that permits them to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. Equity Funds (including Columbia Asset Allocation Fund) may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). Fixed income Funds may pay shareholder service fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class T shares (comprised of an annual rate of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.30% for equity Funds and not more than 0.15% for fixed income Funds, other than Columbia Rhode Island Intermediate Municipal Bond Fund, for which the limit currently is 0.00%. With respect to those Funds that declare dividends on a daily basis, the shareholder servicing fee shall be waived by the selling and/or servicing agents to the extent necessary to prevent net investment income from falling below 0.00% on a daily basis.

Class R3 and Class R4 Shares Plan Administration Fee

Class R3 and Class R4 shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the class.

Selling and/or Servicing Agent Compensation

The Distributor and the investment manager make payments, from their own resources, to selling and/or servicing agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that intermediary, gross sales of the Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that a selling and/or servicing agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the intermediary.

The Distributor and the investment manager may make payments in larger amounts or on a basis other than those described above when dealing with certain selling and/or servicing agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling and/or servicing agents to offset credits that they may provide to customers.

The Distributor, the Transfer Agent and the investment manager may also make payments to financial intermediaries, including other Ameriprise Financial affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those selling and/or servicing agents for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by selling and/or servicing agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

For all classes other than Class Y shares, the Funds may reimburse the Transfer Agent for amounts paid to selling and/or servicing agents that maintain assets in omnibus accounts, subject to an annual cap that varies among Funds. Generally, the annual cap for each Fund (other than the Columbia Acorn funds) is 0.20% of the average aggregate value of the Fund’s shares maintained in each such account for selling and/or servicing agents that seek payment by the Transfer Agent based on a percentage of net assets. Please see the SAI for additional information. The annual cap for Columbia Acorn funds is 0.05% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the investment manager. The Distributor and the investment manager may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

S.21

Amounts paid by the Distributor and the investment manager and their affiliates are paid out of the Distributor’s and the investment manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the investment manager and their affiliates, as well as a list of the selling and/or servicing agents, including Ameriprise Financial affiliates, to which the Distributor and the investment manager have agreed to make marketing support payments. Your selling and/or servicing agent may charge you fees and commissions in addition to those described in the prospectus. You should consult with your selling and/or servicing agent and review carefully any disclosure your selling and/or servicing agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling and/or servicing agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentalstm

NAV Calculation

Each of the Fund’s share classes calculates its NAV per share as follows:

(Value of assets of the share class)
NAV	=	− (Liabilities of the share class)

Number of outstanding shares of the class

FUNDamentalstm

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still change on days that the NYSE is closed, including to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. For a Fund organized as a fund-of-funds, the assets will consist primarily of shares of the underlying funds, which are valued at their NAVs.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the investment manager’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

S.22

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

For money market Funds, the Fund’s investments are valued at amortized cost, which approximates market value.

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day are priced at the Fund’s net asset value per share on that day. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to your order is also called the trade date.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling and/or servicing agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.

Qualified customers can obtain a Medallion Signature Guarantee from any financial institution — including commercial banks, credit unions and broker/dealers — that participates in one of the three Medallion Signature Guarantee programs recognized by the Securities and Exchange Commission. These Medallion Signature Guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). Please note that a guarantee from a notary public is not acceptable.

A Medallion Signature Guarantee is required if:

•	The amount is greater than $100,000.

•	You want your check made payable to someone other than the registered account owner(s).

•	Your address of record has changed within the last 30 days.

•	You want the check mailed to an address other than the address of record.

•	You want the proceeds sent to a bank account not on file.

•	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at The Funds, c/o Columbia Management Investment Services Corp at the following address (regular mail) P.O. Box 8081, Boston, MA 02266-8081 and (express mail) 30 Dan Road, Canton, MA 02021-2809.

S.23

Telephone Transactions

For Class A, Class B, Class C, Class R, Class T, Class Y and Class Z shareholders, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and social security number (SSN) or taxpayer identification number (TIN) available when calling.

You can sell up to and including an aggregate of $100,000 of shares via the telephone per day, per Fund, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund through your bank account as an Automated Clearing House (ACH) transaction via the telephone if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. The Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once Class A, Class B, Class C, Class R, Class T, Class Y and Class Z shareholders have an account, they may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services.

You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.

Customer Identification Program

U.S. Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., SSN or TIN). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy — Class A, B, C, T and Z Share Accounts Below $250

The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling and/or servicing agent. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.

The Fund may also sell your Fund shares if your selling and/or servicing agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

S.24

Small Account Policy — Class A, B, C, T and Z Share Accounts Minimum Balance Fee

If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling and/or servicing agent. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.

Each Fund reserves the right to change its minimum investment requirements. The Funds also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy (Accounts Below $250 and Minimum Balance Fee)

The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class E, Class F, Class R, Class R3, Class R4, Class R5, Class Y or Class W shares; shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under $250 does not apply to individual retirement plans.

Small Account Policy — Broker/Dealer and Wrap Fee Accounts

The Funds may automatically redeem at any time broker/dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors redeeming Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling and/or servicing agents, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling and/or servicing agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Exchanging Shares — Excessive Trading Practices for more information.

Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

S.25

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations — If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling and/or servicing agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling and/or servicing agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling and/or servicing agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling and/or servicing agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling and/or servicing agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading — Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•	interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

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To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Excessive Trading Practices Policy of Money Market Funds

The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

Opening an Account and Placing Orders

We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

The Funds are available directly and through broker-dealers, banks and other selling and/or servicing agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling and/or servicing agents.

Not all selling and/or servicing agents offer the Funds and certain selling and/or servicing agents that offer the Funds may not offer all Funds on all investment platforms. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling and/or servicing agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling and/or servicing agent, find another selling and/or servicing agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

Selling and/or servicing agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling and/or servicing agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling and/or servicing agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of one of these financial intermediaries and/or its selling and/or servicing agents to carry out its obligations to its customers.

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As stated above, you may establish and maintain your account with a selling and/or servicing agent authorized by the Distributor to sell fund shares or directly with the Fund. The Fund may engage selling and/or servicing agents to receive purchase orders and exchange (and sale) orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice. The Funds encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent.

Accounts established directly with the Fund

You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

Mail your check and completed application to The Funds, c/o Columbia Management Investment Services Corp. (regular mail) P.O. Box 8081, Boston, MA 02266-8081 or (express mail) 30 Dan Road, Canton, MA 02021-2809. You may also use these addresses to request an exchange or redemption of Fund shares.

You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.

Buying Shares

Eligible Investors

Class A and Class C Shares

Class A and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. For money market Funds, new investments must be made in Class A, Class I (available as a new investment only to the Funds (i.e., Fund-of-Fund investment)), Class T, Class W or Class Z shares of the Fund, subject to eligibility. Class C and Class R of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the Class and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering these classes of shares.

Class B Shares Closed

The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below.

Additional Class B shares will be issued only to existing investors in Class B shares and only through the following two types of transactions (Qualifying Transactions):

•	Dividend and/or capital gain distributions may continue to be reinvested in Class B shares of a Fund.

•	Shareholders invested in Class B shares of a Fund may exchange those shares for Class B shares of other Funds offering such shares. Certain exceptions apply, including that not all Funds may permit exchanges.

Any initial purchase orders for the Fund’s Class B shares will be rejected (other than through a Qualifying Transaction that is an exchange transaction).

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Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling and/or servicing agent through the National Securities Clearing Corporation (NSCC) as described in more detail below) that are initial investments in Class B shares or that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the front-end sales charge that generally applies to Class A shares. For additional information about Class A shares, see Choosing a Share Class — Class A Shares — Front-end Sales Charges. Your selling and/or servicing agent may have different policies not described here, including a policy to reject purchase orders for a Fund’s Class B shares or to automatically invest the purchase amount in a money market fund. Please consult your selling and/or servicing agent to understand their policy.

Additional purchase orders for a Fund’s Class B shares by an existing Class B shareholder, submitted by such shareholder’s selling and/or servicing agent through the NSCC, will be rejected due to operational limitations of the NSCC. Investors should consult their selling and/or servicing agent if they wish to invest in the Fund by purchasing a share class of the Fund other than Class B shares.

Dividend and/or capital gain distributions from Class B shares of a Fund will not be automatically invested in Class B shares of another Fund. Unless contrary instructions are received in advance of the date of declaration, such dividend and/or capital gain distributions from Class B shares of a Fund will be reinvested in Class B shares of the same Fund that is making the distribution.

Class E and Class F Shares Closed

Class E and Class F shares are closed to new investors and new accounts. Shareholders who opened and funded an account with the Fund as of September 22, 2006 (including accounts once funded that subsequently reached a zero balance) (i) may continue to make additional purchases of Class E and Class F shares and (ii) will continue to have their dividend and capital gains distributions reinvested. These share classes are designed for investors who wish to make an irrevocable gift to a child, grandchild or other individual. Shares are held in an irrevocable trust until a specified date, at which time they pass to a beneficiary.

Class I Shares

Class I shares are currently only available to the Funds (i.e., Fund of Fund investments). Class I shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. The Distributor, in its sole discretion, may accept investments in Class I shares from other institutional investors.

Class R Shares

Class R shares can only be bought through eligible health savings accounts sponsored by third party platforms, including those sponsored by Ameriprise Financial affiliates, and the following eligible retirement plans: 401(k) plans; 457 plans; employer-sponsored 403(b) plans; profit sharing and money purchase pension plans; defined benefit plans; and non-qualified deferred compensation plans. Class R shares are not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares. The Distributor, in its sole discretion, may accept investments in Class R shares from other institutional investors.

Class R3, Class R4 and Class R5 Shares

Class R3, Class R4 and Class R5 shares are closed to new investors and new accounts effective as of the close of business on December 31, 2010, subject to certain limited exceptions described below.

Shareholders who opened and funded a Class R3, Class R4 or Class R5 account with the Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of these share classes. Plans may continue to make additional purchases of Fund shares and add new participants, and new plans sponsored by the same or an affiliated sponsor may invest in the Fund (and add new participants) if an initial plan so sponsored invested in the Fund as of December 31, 2010 (or has approved the Fund as an investment option as of December 31, 2010 and funds its initial account with the Fund prior to March 31, 2011) and holds Fund shares at the plan level.

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In the event that an order to purchase Class R3, Class R4 or Class R5 shares is received by the Fund or the Transfer Agent after the close of business on December 31, 2010 (other than as described above) from a new investor or a new account that is not eligible to purchase shares, that order will be refused by the Fund and the Transfer Agent and any money that the Fund or the Transfer Agent received with the order will be returned to the investor or the selling and/or servicing agent, as appropriate, without interest.

Class R3, Class R4 and Class R5 shares are designed for qualified employee benefit plans, trust companies or similar institutions, charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, state sponsored college savings plans established under Section 529 of the Internal Revenue Code, and health savings accounts created pursuant to public law 108-173. Additionally, if approved by the Distributor, Class R5 shares are available to institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments. Class R3, Class R4 and R5 shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. Class R3, Class R4 shares and Class R5 shares of the Fund may be exchanged for Class R3 shares, Class R4 shares and Class R5 shares, respectively, of another Fund.

Class T Shares Closed

Class T shares are available for purchase only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Columbia funds (formerly named Liberty funds).

Class W Shares

Class W shares are available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Class W shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another Fund may be made outside of a discretionary managed account. The Distributor, in its sole discretion, may accept investments in Class W shares from other institutional investors.

Class Y Shares

Class Y shares are available only to the following categories of eligible investors:

•	Individual investors and institutional clients (endowments, foundations, defined benefit plans, etc.) who invest at least $1 million in Class Y shares of a single Fund; and

•	Group retirement plans (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans) with plan assets of at least $10 million.

Currently, Class Y shares are offered only to certain former shareholders of the series of the former Columbia Funds Institutional Trust and to institutional and high net worth individuals and clients invested in certain pooled investment vehicles and separate accounts managed by the investment manager.

Class Z Shares

Class Z shares are available only to the categories of eligible investors described below under “Minimum Investment and Account Balance — Class Z Shares Minimum Investments”

In addition, for Class I, Class R, Class W, Class Y and Class Z shares, the Distributor, in its sole discretion, may accept investments from other institutional investors not listed above.

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Minimum Initial Investments, Additional Investments and Account Balances

The table below shows the Fund’s minimum initial investment, additional investment and minimum account balance requirements, which may vary by Fund, class and type of account.

Minimum Investment and Account Balance

	Minimum	Minimum	Minimum
	Initial	Additional	Account
	investment	investments	balance

For all Funds, classes and accounts except those listed below (non-qualified)	$2,000(a)	$100	$250(d)

Individual Retirement Accounts	$1,000	$100	none

Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund, Columbia Absolute Return Currency and Income Fund	$10,000	$100	$5,000

RiverSource Disciplined Small Cap Value Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	$5,000	$100	$2,500

Class I, Class R	none	none	none

Class W	$500	none	$500

Class Y	variable(b)	$100	$250

Class Z	variable(a)(c)	$100	$250(d)

(a)	If your Class A, B, C, T or Z shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a systematic investment plan. If you do not do so, it will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance requirement.
(b)	The minimum initial investment amount for Class Y shares varies depending on eligibility. For eligibility details, see Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class Y Shares.
(c)	The minimum initial investment requirement for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. For details, see Class Z Shares Minimum Investments below.
(d)	If the value of your account falls below $250, your Fund account is subject to automatic redemption of Fund shares. For details, see Small Account Policy above.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. The table below shows the minimum initial investments, minimum additional investments and minimum account balance for investment through a Systematic Investment Plan:

Minimum Investment and Account Balance — Systematic Investment Plans

	Minimum	Minimum	Minimum
	Initial	Additional	Account
	investment	investments	balance*

For all Funds, classes and accounts except those listed below (non-qualified)	$100*(a)	$100	none*(b)

Individual Retirement Accounts	$100*(b)	$50	none

Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund, Columbia Absolute Return Currency and Income Fund	$10,000	$100	$5,000

RiverSource Disciplined Small Cap Value Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	$5,000	$100	$2,500

Class I, Class R	none	none	none

Class W	$500	none	$500

Class Y	variable(c)	$100	none

Class Z	variable(d)	$100	none

*	If your Fund account balance is below the minimum initial investment requirement described in this table, you must make investments at least monthly, as follows:

(a)	money market Funds — $2,000; and
(b)	money market Funds — $1,000.

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(c)	The minimum initial investment amount for Class Y shares varies depending on eligibility. For eligibility details, see Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class Y Shares.
(d)	The minimum initial investment requirement for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. For details, see Class Z Shares Minimum Investments below.

Class Z Shares Minimum Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•	Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the Funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the Funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

•	Any health savings account sponsored by a third party platform and any omnibus group retirement plan for which a selling and/or servicing agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•	Any investor participating in a wrap program sponsored by a selling and/or servicing agent or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following eligible investors is $1,000:

•	Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a selling and/or servicing agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•	Any person employed as of April 30, 2010 by the former investment manager, distributor or transfer agent of the Legacy Columbia funds is eligible to make new and subsequent purchases in the Class Z shares through an individual retirement account.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,000:

•	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

•	Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with a Legacy Columbia fund distributed by the Distributor.

•	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

•	Any investor participating in an account offered by a selling and/or servicing agent or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a selling and/or servicing agent must independently satisfy the minimum investment requirement noted above).

•	Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•	Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Ameriprise Financial and its affiliates and/or subsidiaries.

•	Any person employed as of April 30, 2010 by the former investment manager, distributor or transfer agent of the Legacy Columbia funds is eligible to make new and subsequent purchases in the Class Z shares through a non-retirement account.

•	Certain other investors as set forth in more detail in the SAI.

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The minimum initial investment requirements may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the Distributor.

The Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice.

Dividend Diversification

Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Funds at 800.345.6611 for details. See Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders — Buying Shares — Class B Shares Closed for restrictions applicable to Class B shares.

Wire Purchases

You may buy Class A, Class C, Class E, Class F, Class T, Class Y and Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.345.6611.

Electronic Funds Transfer

You may buy Class A, Class C, Class E, Class F, Class T, Class Y and Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms. The minimum investment amount for additional purchases via electronic funds transfer is $100.

Important: Payments sent by electronic fund transfers, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Fund holds the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.

Other Purchase Rules You Should Know

•	Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You generally buy Class A, Class E and Class T shares at the public offering price per share because purchases of these share classes are generally subject to a front-end sales charge.

•	You buy Class B, Class C, Class F, Class I, Class R, Class R3, Class R4, Class R5, Class W, Class Y and Class Z shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•	The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Remember that Class R, R3, R4 and R5 shares are sold through your eligible retirement plan or health savings account. For detailed rules regarding the sale of these classes of shares, contact the Transfer Agent, your retirement plan or health savings account administrator.

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Wire Redemptions

You may request that your Class A, Class B, Class C, Class E, Class F, Class I, Class T, Class W, Class Y and Class Z share sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. The receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500.

Electronic Funds Transfer

You may sell Class A, Class B, Class C, Class E, Class F, Class T, Class Y and Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B, Class C, Class I, Class T, Class W, Class Y and/or Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the Fund Class’ minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion Signature Guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. Otherwise, the Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Check Redemption Service

Class A shares of the money market Funds offer check writing privileges. If you have $2,000 in a money market Fund, you may request checks which may be drawn against your account. The amount of any check drawn against your money market Fund must be at least $100. You can elect this service on your initial application or thereafter. Call 800.345.6611 for the appropriate forms to establish this service. If you own Class A shares that were both in another Fund at NAV because of the size of the purchase, and then exchanged into a money market Fund, check redemptions may be subject to a CDSC. A $15 charge will be assessed for any stop payment order requested by you or any overdraft in connection with checks written against your money market Fund account.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

•	Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated net asset value per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•	If you sell your shares directly through the Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

•	If you sell your shares through a selling and/or servicing agent, the Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

•	If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Funds will hold the sale proceeds when you sell those shares for a period of time after the trade date of the purchase.

•	No interest will be paid on uncashed redemption checks.

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•	The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind the Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies.

•	For Class E shareholders, if, at the time of the trust’s termination, the beneficiary does not elect to redeem Class E shares held by the trust, the shares automatically will convert to Class A shares of the Fund and be registered in the beneficiary’s name. For Class F shareholders, if, at the time of the trust’s termination, the beneficiary does not elect to redeem Class F shares held by the trust, the shares automatically will convert to Class B shares of the Fund and be registered in the beneficiary’s name. After such conversion, the beneficiary’s shares no longer will convert to Class E shares, but will convert to Class A shares in accordance with the applicable conversion schedule for Class B shares. Automatic conversion of Class B shares to Class A shares occurs eight years after purchase for these shares. For purposes of calculating the conversion period, the beneficiary ownership period for the Class B shares will begin at the time the Class F shares were purchased.

•	For Class E and Class F shareholders, if the beneficiary under a Columbia Advantage Plan trust exercises his or her withdrawal rights, the financial advisor may be required to refund to the Distributor any sales charge or initial commission previously retained or paid on the withdrawn Class E and/or Class F shares or amount redeemed.

Exchanging Shares

You can generally sell shares of a Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. You may be subject to a sales charge if you exchange from a money market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling and/or servicing agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your financial advisor for more information.

Systematic Exchanges

You may buy Class A, Class C, Class T, Class W, Class Y and/or Class Z shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling and/or servicing agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value next calculated after your exchange order is received in good form.

•	Once the Fund receives your exchange request, you cannot cancel it after the market closes.

•	The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.

•	Shares of the purchased Fund may not be used on the same day for another exchange or sale.

•	You can generally make exchanges between like share classes of any Fund. Some exceptions apply.

•	If you exchange shares from Class A shares of a money market Fund to a non-money market Fund, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of a money market Fund into Class C shares of a non-money market Fund, you may not exchange from Class C shares of that non-money market Fund back to Class A shares of a money market Fund.

S.35

•	A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. If your initial investment was in a money market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C, Class E, Class F and Class T shares of the Funds.

•	If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into a money market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.

•	If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.

•	Class T shares may be exchanged for Class T or Class A shares. Class T shares exchanged into Class A shares cannot be exchanged back into Class T shares.

•	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund.

•	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your selling and/or servicing agent for more information.

•	You generally may make an exchange only into a Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.

•	Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another Fund. You may continue to hold these shares in the original Fund. Changing your investment to a different Fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new Fund.

You may exchange or sell shares by having your selling and/or servicing agent process your transaction. If you maintain your account directly with your selling and/or servicing agent, you must contact that agent to exchange or sell shares of the Fund. If your account was established directly with the Fund, there are a variety of methods you may use to exchange or sell shares of the Fund.

Same-Fund Exchange Privilege for Class Z Shares

Certain shareholders invested in a class of shares other than Class Z may become eligible to invest in Class Z shares. Upon a determination of such eligibility, any such shareholders will be eligible to exchange their shares for Class Z shares of the same Fund, if offered. No sales charges or other charges will apply to any such exchange, except that when Class B shares are exchanged for Class Z shares, any CDSC charges applicable to Class B shares will be applied. Ordinarily, shareholders will not recognize a gain or loss for U.S. federal income tax purposes upon such an exchange. Investors should contact their selling and/or servicing agents to learn more about the details of the Class Z shares exchange privilege.

Ways to Request a Sale or Exchange of Shares

Account established with your selling and/or servicing agent

You can exchange or sell Fund shares by having your financial advisor or selling and/or servicing agent process your transaction. They may have different policies not described in this prospectus, including different transaction limits, exchange policies and sale procedures.

Mail your sale or exchange request to The Funds, c/o Columbia Management Investment Services Corp. (regular mail) P.O. Box 8081, Boston, MA 02266-8081 or (express mail) 30 Dan Road, Canton, MA 02021-2809.

Include in your letter: your name; the name of the Fund(s); your account number; the class of shares to be exchanged or sold; your social security number (SSN) or taxpayer identification number (TIN); the dollar amount or number of shares you want to exchange or sell; specific instructions regarding delivery or exchange destination; signature(s) of registered account owner(s); and any special documents the Transfer Agent may require in order to process your order.

Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

S.36

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•	A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund — which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the financial selling and/or servicing agent through which you purchased shares may have different policies). You can do this by writing the Funds at the addresses and telephone numbers listed at the beginning of the section entitled Choosing a Share Class. No sales charges apply to the purchase or sale of such shares.

For accounts held directly with the Fund, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest, check the Fund’s distribution schedule, which is available at the Funds’ websites and/or by calling the Funds’ telephone numbers listed at the beginning of the section entitled Choosing a Share Class.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

S.37

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for U.S. federal income tax purposes. In addition, you should be aware of the following considerations applicable to all Funds (unless otherwise noted):

•	The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you. In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.

•	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•	Certain derivative instruments when held in a Fund’s portfolio subject the Fund to special tax rules, the effect of which may be to accelerate income to the Fund, defer fund losses, cause adjustments in the holding periods of Fund portfolio securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.

•	Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option. If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund’s basis in the security. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Gain or loss with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gain or loss. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term gain equal to the premium received.

•	For tax-exempt Funds: Tax-exempt Funds expect that distributions will consist primarily of exempt-interest dividends. Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state generally will be exempt from such taxes, but may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax.

•	For tax-exempt Funds: The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund’s net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•	Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•	For taxable fixed income Funds: Taxable fixed-income Funds expect that distributions will consist primarily of ordinary income.

•	For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at lower net long-term capital gain rates. It is currently unclear whether Congress will extend this provision to taxable years beginning after December 31, 2010. Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income Funds and tax-exempt Funds: Taxable fixed income Funds and tax-exempt Funds do not expect a significant portion of Fund distributions to be derived from qualified dividend income.

S.38

•	For taxable years beginning on or before December 31, 2010, the maximum individual U.S. federal income tax rate on net long-term capital gain (and thus qualified dividend income) has been temporarily reduced to 15%. It is currently unclear whether Congress will extend this rate reduction to taxable years beginning after December 31, 2010.

•	A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed.

•	The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct TIN or SSN or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

•	Class E and Class F shareholders, under the Columbia Gift Plan, the trustee will file all federal and state income tax returns and pay all related income taxes for income and capital gains earned prior to the trust’s termination. Under the Columbia Advantage Plan, the beneficiary will be obligated to report any income and capital gains earned by the trust on his or her own tax returns and to pay any related income taxes.

•	Class E and Class F shareholders, you should consult with your own tax advisor about the particular tax consequences to you of making a gift and holding Fund shares through a trust, including any applicable federal or state estate or gift tax consequences.

•	If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in income your share of the foreign taxes paid by the Fund. You may be able to either deduct this amount from your income or claim it as a foreign tax credit. There is no assurance that the Fund will make a special election for a taxable year, even if it is eligible to do so.

For a Fund organized as a fund-of-funds. Because most of the Fund’s investments are shares of underlying Funds, the tax treatment of the Fund’s gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.

FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

Additional Services and Compensation

In addition to acting as the Fund’s investment manager, Columbia Management Investment Advisers, LLC (Columbia Management) and its affiliates also receive compensation for providing other services to the Funds.

Administration Services. Ameriprise Financial, Inc., 200 Ameriprise Financial Center, Minneapolis, MN 55474, provides or compensates others to provide administrative services to the Legacy RiverSource funds, which includes the Seligman and Threadneedle branded funds. These services include administrative, accounting, treasury, and other services. Fees paid by a these Funds for these services are included under “Other expenses” in the expense table of the Fund.

Distribution and Shareholder Services. Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.), One Financial Center, Boston, MA 02111, provides underwriting and distribution services to the Funds.

S.39

Transfer Agency Services. Columbia Management Investment Services Corp. (formerly RiverSource Service Corporation), One Financial Center, Boston, MA 02111, provides or compensates others to provide transfer agency services to the Funds. The Funds pay the Transfer Agent a fee that may vary by class, as set forth in the SAI, and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the Funds. Fees paid by a Fund for these services are included under “Other expenses” in the expense table of the Fund.” The Transfer Agent pays a portion of these fees to selling and servicing agents that provide sub-recordkeeping and other services to Fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the Transfer Agent agreements.

Additional Management Information

Affiliated Products. Columbia Management serves as investment manager to the Funds, including those that are structured to provide asset-allocation services to shareholders of those Funds (funds of funds) by investing in shares of other Funds (collectively referred to as underlying funds) and to discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in underlying funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of the underlying funds, and Columbia Management seeks to balance potential conflicts between the affiliated products and the underlying funds in which they invest. The affiliated products investment in the underlying funds may also have the effect of creating economies of scale (including lower expense ratios) because the affiliated products may own substantial portions of the shares of underlying funds and, comparatively, a redemption of underlying fund shares by one or more affiliated products could cause the expense ratio of an underlying fund to increase as its fixed costs would be spread over a smaller asset base. Because of these large positions of the affiliated products, the underlying funds may experience relatively large purchases or redemptions. Although Columbia Management may seek to minimize the impact of these transactions, for example, by structuring them over a reasonable period of time or through other measures, underlying funds may experience increased expenses as they buy and sell securities to manage these transactions. When Columbia Management structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, these affiliated products, including funds of funds, may pay more or less for shares of the underlying funds than if the transactions were executed in one transaction. In addition, substantial redemptions by the affiliated products within a short period of time could require the underlying fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing the underlying fund to realize a loss. Substantial redemptions may also adversely affect the ability of the investment manager to implement the underlying fund’s investment strategy. Columbia Management also has an economic conflict of interest in determining the allocation of the affiliated products’ assets among the underlying funds as it earns different fees from the underlying funds. Columbia Management monitors expense levels of the Funds and is committed to offering funds that are competitively priced. Columbia Management reports to the Board of each fund of funds on the steps it has taken to manage any potential conflicts. See the SAI for information on the percent of the Fund owned by affiliated products.

Cash Reserves. A Fund may invest its daily cash balance in a money market fund selected by Columbia Management, including but not limited to RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market Fund established for the exclusive use of the Funds and other institutional clients of Columbia Management. While Short-Term Cash Fund does not pay an advisory fee to Columbia Management, it does incur other expenses. A Fund will invest in Short-Term Cash Fund or any other money market fund selected by Columbia Management only to the extent it is consistent with the Fund’s investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.

Fund Holdings Disclosure. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a Fund. A description of these policies and procedures is included in the SAI.

Legal Proceedings. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Information regarding certain pending and settled legal proceedings may be found in the fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

S.40

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Additional information about the Funds and their investments is available in the Funds’ SAI. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI or to request other information about the Funds, contact your financial intermediary or the Funds directly through the address or telephone number below. To make a shareholder inquiry, contact the financial intermediary through whom you purchased shares of the Fund.

P.O. Box 8081
Boston, MA 02266-8081
800. 345.6611

Information is also available at columbiamanagement.com

Information about the Funds, including the SAI, can be reviewed at the Securities and Exchange Commission’s (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 202.551.8090). Reports and other information about the Funds are available on the EDGAR Database on the Commission’s Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File #811-21852

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Prospectus

Columbia Income Builder Fund

Prospectus          , 2010

Columbia Income Builder Fund invests in other affiliated funds and seeks to provide shareholders with a high level of current income and growth of capital.

Class	Ticker Symbol

Class A
Class B
Class C
Class R
Class R4
Class Z

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

 Not FDIC Insured - May Lose Value - No Bank Guarantee

Summary of the Fund
Investment Objective	3p
Fees and Expenses of the Fund	3p
Principal Investment Strategies of the Fund	4p
Principal Risks of Investing in the Fund	4p
Past Performance	5p
Fund Management	6p
Buying and Selling Shares	6p
Tax Information	6p
Financial Intermediary Compensation	6p
More Information about the Fund
Investment Objective	7p
Principal Investment Strategies of the Fund	7p
Principal Risks of Investing in the Fund	9p
More about Annual Fund Operating Expenses	11p
Other Investment Strategies and Risks	12p
Fund Management and Compensation	13p
Choosing a Share Class	S.1
Comparison of Share Classes	S.1
Sales Charges and Commissions	S.5
Reductions/Waivers of Sales Charges	S.15
Distribution and Service Fees	S.18
Selling and/or Servicing Agent Compensation	S.21
Buying, Selling and Exchanging Shares	S.22
Share Price Determination	S.22
Transaction Rules and Policies	S.23
Opening an Account and Placing Orders	S.27
Buying Shares	S.28
Selling Shares	S.33
Exchanging Shares	S.35
Distributions and Taxes	S.37
Additional Services and Compensation	S.39
Additional Management Information	S.40

2p  COLUMBIA INCOME BUILDER FUND — 2011 PROSPECTUS

Summary of the Fund

INVESTMENT OBJECTIVE

Columbia Income Builder Fund (Income Builder Fund or the Fund) seeks to provide shareholders with a high level of current income and growth of capital.

Investments are made through investments in underlying funds.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.15 of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)

				Class R,
	Class A	Class B	Class C	R4 & Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	5%	1%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R	Class R4	Class Z
Management fees
Distribution and/or service (12b-1) fees
Other expenses
Acquired fund fees and expenses (underlying funds)
Total annual fund operating expenses
[Less: Fee waiver/expense reimbursement(a)
[Total annual fund operating expenses after fee waiver/expense reimbursement(a)

[(a)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until [ ], unless sooner terminated at the sole discretion of the Fund’s Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed % for Class A, % for Class B, % for Class C, % for Class R, % for Class R4 and % for Class Z.]

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. [The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table.] Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

Class A (whether or not shares are redeemed)
Class B (if shares are redeemed)
Class B (if shares are not redeemed)
Class C (if shares are redeemed)
Class C (if shares are not redeemed)
Class R (whether or not shares are redeemed)
Class R4 (whether or not shares are redeemed)
Class Z (whether or not shares are redeemed

COLUMBIA INCOME BUILDER FUND — 2011 PROSPECTUS  3p

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a “fund of funds” that seeks to achieve its objective by investing in a combination of underlying funds representing different assets classes, potentially including an allocation to an alternative investment strategy fund. Under normal market conditions, the Fund intends to invest in each asset class within the following target allocation ranges:

Asset Class
(Target Allocation Ranges — Under Normal Market Conditions)*
Alternative
	Equity	Fixed Income	Cash	Investment Strategy
Income Builder Fund	10-30%	55-85%	0-15%	0-5%

*	Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees.

The investment manager, Columbia Management Investment Advisers, LLC, will allocate the Fund’s assets within and across different asset classes through investments in underlying funds, potentially including an allocation to an alternative investment strategy fund, in an effort to achieve the Fund’s objective. Typically, asset allocation changes will be made monthly to refine the Fund’s positioning, but may be made more or less frequently depending upon then-current allocations. In pursuit of the Fund’s objective, the investment manager chooses investments by:

•	Evaluating the Fund’s total exposure to sectors, industries, issuers and securities relative to the Fund’s indices;

•	Analyzing factors such as credit quality, interest rate outlook and price; and

•	Targeting certain underlying funds that invest in lower-quality (junk) bonds and foreign investments as attractive opportunities arise.

The investment manager relies on various qualitative and quantitative inputs to tactically allocate the Fund’s assets across the different asset classes and investment categories.

Investment Category Allocation. Within the equity and fixed income asset classes, the investment manager establishes allocations for the Fund, seeking to achieve the Fund’s objective by investing in defined investment categories. Fixed income investment categories include underlying funds that invest in: treasury inflation protected securities, mortgage- and asset-backed securities, core plus (primarily domestic investment grade bonds), high yield bonds, high yield loans, international bonds and emerging markets bonds. The investment manager also may allocate assets to money market (cash) or alternative investment strategy funds. Equity investment categories include underlying funds that invest in: U.S. large cap, mid cap and small cap equities (including growth, value and core/blend styles), international equities (including emerging market securities) and real estate securities. The target allocation range constraints are intended to promote diversification within asset classes, and the investment manager takes into account factors such as style, sector, market capitalization, geographic location, credit quality, interest rate outlook, and yield potential. Proposed allocation shifts are reviewed and approved by the investment manager as part of its qualitative review.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment processes, and certain general risks based on its “fund of funds” structure. These are identified below.

Active Management Risk. Although the Funds is managed based primarily on quantitative methods, the investment manager provides a qualitative review of the quantitative output. Therefore, each Fund’s performance will reflect in part the ability of the investment manager to make active, qualitative decisions, including allocation decision that are suited to achieving the Fund’s investment objectives.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

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Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Quantitative Model Risk. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to the risks of many areas of the market. In addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. A description of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under “More Information about the Funds — Principal Risks of Investing in the Funds-Certain Principal Risks of the Underlying Funds.” A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

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FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Colin J. Lundgren, CFA	Senior Portfolio Manager	2011
Gene R. Tannuzzo, CFA	Portfolio Manager	2011

BUYING AND SELLING SHARES

Classes A, B, C, R and R4

	Nonqualified accounts
	(all classes except	Individual
Minimum Initial Investment	Class R)	retirement accounts	Class R

For investors other than systematic investment plans	$2,000	$1,000	None
Systematic investment plans	$100	$100	None

	Nonqualified accounts
	(all classes except	Individual
Additional Investments	Class R)	retirement accounts	Class R

For investors other than systematic investment plans	$100	$100	None
Systematic investment plans	$100	$50	None

BUYING AND SELLING SHARES

Class Z

Class Z

Minimum initial investment	Variable*
Additional investments	$100

*	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor.

Exchanging or Selling Shares

Your shares are redeemable — they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.

If your account was established directly with the Fund, you may request an exchange or sale of shares through one of the following methods:

By mail: Mail your exchange or sale request to:

Regular Mail: Columbia Management Investment Services Corp.,
P.O. Box 8081, Boston, MA 02266-8081

Express Mail: Columbia Management Investment Services Corp.,
30 Dan Road, Canton, MA 02021-2809

By telephone or wire transfer: Call 800.345.6611. A service fee may be charged against your account for each wire sent.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains. In addition, the use of a fund-of-funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.

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More Information about the Fund

INVESTMENT OBJECTIVE

Columbia Income Builder Fund (Income Builder Fund or the Fund) seeks to provide shareholders with a high level of current income and growth of capital. Because any investment involves risk, there is no assurance a Fund’s objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is intended for investors who have an objective of achieving a high level of current income and growth of capital, but prefer to have their investment decisions managed by professional money managers. The Fund is a “fund of funds” that seeks to achieve its objective by investing in a combination of underlying funds for which Columbia Management Investment Advisers, LLC (Columbia Management or the investment manager) or an affiliate acts as investment manager or principal underwriter. Columbia Management is the investment manager for the Fund. By investing in several different underlying funds, the Fund seeks to minimize the risks inherent in investing in a single fund.

The investment manager will allocate the Fund’s assets within and across different asset classes through investments in underlying funds, potentially including an allocation to an alternative investment strategy fund, in an effort to achieve the Fund’s objective of providing a high level of current income and growth of capital. Typically, asset allocation changes will be made monthly to refine the Fund’s positioning, but may be made more or less frequently depending upon then-current allocations, subject to constraints that set minimum or maximum exposure within asset classes, as set forth in Table 1, and between asset classes, as set forth in Table 2.

Investment Category Allocation. Within the equity and fixed income asset classes, the investment manager establishes allocations for the Fund, seeking to achieve the Fund’s objective by investing in defined investment categories. Fixed income investment categories include underlying funds that invest in: treasury inflation protected securities, mortgage- and asset-backed securities, core plus (primarily domestic investment grade bonds), high yield bonds, high yield loans, international bonds and emerging markets bonds. The investment manager also may allocate assets to money market (cash) or alternative investment strategy funds. Equity investment categories include underlying funds that invest in: U.S. large cap, mid cap and small cap equities (including growth, value and core/blend styles), international equities (including emerging market securities) and real estate securities. The target allocation range constraints set forth in Table 1 are intended to promote diversification within asset classes, and the investment manager takes into account factors such as style, sector, market capitalization, geographic location, credit quality, interest rate outlook, and yield potential. Proposed allocation shifts are reviewed and approved by the investment manager as part of its qualitative review.

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Table 1. Investment Category Ranges by Fund
(Target Allocation Range -
Asset Class	Investment Category	Eligible Underlying Fund*	Under Normal Market Conditions)**

Equity	U.S. Large Cap Value	Columbia Dividend Opportunity Fund	0-30%

		Columbia Large Core Quantitative Fund	0-30%

		Columbia Large Value Quantitative Fund	0-30%

	U.S. Small/Mid Cap	RiverSource Disciplined Small and Mid Cap Equity Fund	0-30%

		RiverSource Disciplined Small Cap Value Fund	0-30%

	International Equities	RiverSource Disciplined International Equity Fund	0-10%

	Real Estate	RiverSource Real Estate Fund	0-30%

Fixed Income	TIPS	Columbia Inflation Protected Securities Fund	0-40%

	Mortgages	Columbia U.S. Government Mortgage Fund	0-40%

	Core Plus	Columbia Diversified Bond Fund	0-40%

		Columbia Limited Duration Credit Fund	0-40%

	High Yield Bonds	Columbia High Yield Bond Fund	0-15%

		Columbia Income Opportunities Fund	0-15%

	High Yield Loans	Columbia Floating Rate Fund	0-15%

	International Bonds	Columbia Global Bond Fund	0-10%

	Emerging Markets Bonds	Columbia Emerging Markets Bond Fund	0-15%

Cash	Cash	Columbia Money Market Fund	5-15%

Alternative Investment Strategies		Columbia Absolute Return Currency and Income Fund	0-5%

*	A summary of the principal investment strategies of each eligible underlying fund is set forth in Appendix A. A description of the principal risks associated with these underlying funds is included in Appendix B. Additional information regarding the underlying funds may be found in the Statement of Additional Information. Additional underlying funds may be added in the future either in addition to, or to replace, current underlying funds in an investment category.
**	Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees.

Asset Class Allocation. In addition to maintaining investment category ranges within each asset class as set forth in Table 1, the investment manager will manage the Fund’s overall asset mix: fixed income, equity, cash, and alternative investments. The target allocation range constraints set forth in Table 2 are intended to promote diversification between the asset classes, and are incorporated into the broader allocation process discussed above, in an effort to achieve the Fund’s objective of providing a high level of current income and growth of capital, while maintaining proper diversification consistent with the Fund’s risk profile. Under normal market conditions, the Fund intends to invest in each asset class within the allocation ranges set forth in Table 2:

Table 2. Asset Class Ranges by Fund

Asset Class
(Target Allocation Range — Under Normal Market Conditions)*
Alternative
Fund	Equity	Fixed Income	Cash	Investment Strategy
Income Builder Fund	10-30%	55-85%	0-15%	0-5%

*	Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees.

In pursuit of the Fund’s objective, the investment manager chooses investments by:

•	Evaluating the Fund’s total exposure to sectors, industries, issuers and securities relative to the Fund’s indices;

•	Analyzing factors such as credit quality, interest rate outlook and price; and

•	Targeting certain underlying funds that invest in lower-quality (junk) bonds and foreign investments as attractive opportunities arise.

The investment manager relies on various qualitative and quantitative inputs to tactically allocate the Fund’s assets across the different asset classes and investment categories as described above.

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PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment processes, and certain general risks based on its “fund of funds” structure. These are identified below.

Active Management Risk. Although the Fund is managed based primarily on quantitative methods, the investment manager provides a qualitative review of the quantitative output. Therefore, the Fund’s performance will reflect in part the ability of the investment manager to make active, qualitative decisions, including allocation decisions that are suited to achieving the Fund’s investment objectives.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the investment manager is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interests when selecting underlying funds, without taking fees into consideration.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. Because the assets of the Fund will be invested in underlying funds, the Fund’s investment performance is directly related to the investment performance of the underlying funds in which it invests. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. There is also a risk that the selected underlying funds’ performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the asset class. Also, the Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Quantitative Model Risk. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that the methodology will enable the Fund to achieve its objective.

Risks of Underlying Funds. By investing in many underlying funds, the Fund has exposure to the risks of many different areas of the market. A description of the more common risks to which the underlying funds (and thus, the Fund) would be subjected are identified below. A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

Active Management Risk. Each underlying fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the underlying fund’s investment objectives. Due to their active management, the underlying funds could underperform other mutual funds with similar investment objectives.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a security or loan held by an underlying fund becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. There may be significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and there may be no recovery or limited recovery in such circumstances.

Credit Risk. Credit risk is the risk that the issuer of a security or a loan will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond, a note or a loan. Rating agencies assign credit ratings to certain loans and other debt securities to indicate their credit risk. The price of a loan or other debt security generally will fall if the borrower or the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the borrower’s or the issuer’s credit rating or other news affects the market’s perception of the borrower’s or the issuer’s credit risk. If the issuer of a floating rate or fixed rate loan declares bankruptcy or is declared bankrupt, there may be a delay before an underlying fund can act on the collateral securing the loan, which may adversely affect the underlying fund. Further, there is a risk that a court could take action with respect to a floating rate loan adverse to the holders of the loan, such as invalidating the loan, the lien on the collateral, the priority status of the loan, or ordering the refund of interest previously paid by the borrower. Any such actions by a court could adversely affect the underlying fund’s performance. If an underlying fund purchases unrated loans or other debt securities, or if the rating of a loan or security is reduced after purchase, the underlying fund will depend on the investment manager’s analysis of credit risk more heavily than usual. Non-investment grade loans or securities, commonly called “high-yield” or “junk,” may react more to perceived changes in the ability of the borrower or issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade loans or securities have greater price fluctuations and are more likely to experience a default than investment grade loans or securities. A default or expected default of a debt security or floating rate loan could also make it difficult for the underlying fund to sell the debt security or loan at a price approximating the value previously placed on it.

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Derivatives Risk. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative instruments in which the Fund invests will typically increase the Fund’s exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk, and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the Fund.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the portfolio managers would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

Risks of Foreign/Emerging Markets Investing. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following foreign risks:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever an underlying fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Inflation Protected Securities Risk. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.

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Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small companies and for certain specialized instruments such as floating rate loans, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in value securities, may cause a fund to underperform other mutual funds if that style falls out of favor with the market.

Non-Diversification Risk. Although the Fund is a diversified fund, certain of the underlying funds are non-diversified funds. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment may therefore have a greater effect on the underlying fund’s performance, non-diversified underlying funds may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid, or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If a loan or security is converted, prepaid, or redeemed before maturity, particularly during a time of declining interest rates or declining spreads, the investment manager may not be able to reinvest in securities or loans providing as high a level of income, resulting in a reduced yield to the underlying fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates or wider spreads because the underlying fund’s investments are locked in at a lower rate for a longer period of time.

Quantitative Model Risk. Certain underlying funds employ quantitative methods that may result in performance different from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors’ historical trends. There can be no assurance that the methodology will enable these underlying funds to achieve their objectives.

Real Estate Sector Risk. Investments in real estate related securities include the risk of fluctuation in the value of underlying properties, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry. In addition, investment in Real Estate Investment Trusts (REITs) requires specialized management skills. REITs may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities, including changes in interest rates and the quality of credit extended.

Small and Mid-Sized Company Risk. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification experience and competitive strengths of larger companies. Additionally, in many instances, the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

MORE ABOUT ANNUAL FUND OPERATING EXPENSES

The following information is presented in addition to, and should be read in conjunction with, “Fees and Expenses of the Fund” that appears in the Summary of the Fund.

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Calculation of Annual Fund Operating Expenses. Annual fund operating expenses are based on estimated expenses for the Fund’s current fiscal year and are expressed as a percentage (expense ratio) of the Fund’s average net assets during the fiscal period. The expense ratios reflect current fee arrangements. In general, the Fund’s expense ratios will increase as its assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the table. The commitment by the investment manager and its affiliates to waive fees and/or cap (reimburse) expenses is expected to limit the impact of any increase in the Fund’s operating expenses that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Sept. 30, 2011, unless sooner terminated at the sole discretion of the Fund’s Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.70% for Class R.

OTHER INVESTMENT STRATEGIES AND RISKS

Affiliated Funds-of-Funds. The Fund may sell underlying funds in order to accommodate redemptions of the Fund’s shares, to change the percentage of its assets invested in certain underlying funds in response to economic or market conditions, and to maintain or modify the proportion of its assets among the various asset classes or investment categories. The investment manager seeks to minimize the impact of the Fund’s purchases and redemptions of shares of the underlying funds. This may result in a delay to an investment allocation decision, past the ideal time that the investment manager identified to implement the allocation. In addition, because the investment manager earns different fees from the underlying funds, in determining the allocation among the underlying funds, the investment manager may have an economic conflict of interest. The investment manager reports to the Fund’s Board on the steps it has taken to manage any potential conflicts.

Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund may invest in government securities and short-term paper. The Fund may invest in underlying funds that fall outside of the targeted asset classes in order to increase diversification and reduce risk. For more information on strategies and holdings, and the risks of such strategies, see the Fund’s SAI, its annual and semiannual reports as well as Appendix A and Appendix B.

Unusual Market Conditions. The Fund may, from time to time, take temporary defensive positions, including investing more of its assets in money market securities in an attempt to respond to adverse market, economic, political, or other conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance.

Securities Transaction Commissions. To the extent the Fund purchases securities other than shares of underlying funds, securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as “soft dollars”), as the portfolio managers buy and sell securities in pursuit of the Fund’s objective. A description of the policies governing securities transactions and the dollar value of brokerage commissions paid by the Fund and underlying funds are set forth in the SAI. Funds that invest primarily in fixed income securities do not typically generate brokerage commissions that are used to pay for research or brokerage services. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under “Fees and Expenses of the Fund,” they are reflected in the total return of the Fund.

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. To the extent a Fund purchases securities other than shares of underlying funds, any active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a Fund’s performance.

Directed Brokerage. The Fund’s Board of Trustees (the Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

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FUND MANAGEMENT AND COMPENSATION

Investment Manager

Columbia Management Investment Advisers, LLC (the investment manager or Columbia Management), formerly RiverSource Investments, LLC, 100 Federal Street, Boston, MA 02110, is the investment manager to the Columbia, RiverSource, Seligman and Threadneedle funds (the Fund Family) and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). In addition to managing investments for the Fund Family, Columbia Management manages investments for itself and its affiliates. For institutional clients, Columbia Management and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, Columbia Management seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.

Funds managed by Columbia Management have received an order from the Securities and Exchange Commission that permits Columbia Management, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. Before certain fixed income funds may rely on the order, holders of a majority of the fund’s outstanding voting securities would need to approve operating the fund in this manner. There is no assurance shareholder approval, if sought, would be received, and no changes will be made without shareholder approval until that time. For more information, see the SAI.

Columbia Management and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, Columbia Management does not consider any other relationship it or its affiliates may have with a subadviser, and Columbia Management discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

The Fund does not pay Columbia Management a direct management fee for managing its assets. Under the Investment Management Services Agreement (Agreement), however, the Fund pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement will be available in the Funds’ semiannual shareholder report.

Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:

Colin J. Lundgren, CFA, Senior Portfolio Manager

•	Managed the Fund since 2011.

•	Senior Vice President and Head of Fixed Income.

•	Joined the investment manager in 1986.

•	Began investment career in 1989.

•	BA, Lake Forest College.

Gene R. Tannuzzo, CFA, Portfolio Manager

•	Managed the Fund since 2011.

•	Sector Manager, multi-sector fixed income.

•	Joined the investment manager in 2003 as an associate analyst in municipal bond research.

•	Began investment career in 2003.

•	BSB, University of Minnesota, Carlson School of Management.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

COLUMBIA INCOME BUILDER FUND — 2011 PROSPECTUS  13p

Choosing a Share Class

The Funds

Effective September 7, 2010, the Columbia funds (including the portfolios), Columbia Acorn funds and RiverSource funds (including the Seligman and Threadneedle branded funds) share the same policies and procedures for investor services, as described below. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or selling and/or servicing agent should consider the combined market value of all Columbia, Columbia Acorn, RiverSource, Seligman and Threadneedle funds owned by the investor or his/her “immediate family.” For details on this particular policy, see Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions.

For purposes of this service section, funds and portfolios bearing the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to as the Legacy Columbia funds. For a list of Legacy Columbia funds, see Appendix E to the Fund’s Statement of Additional Information (SAI). The funds that historically bore the RiverSource brand, including those renamed to bear the “Columbia” brand effective September 27, 2010 as well as certain other funds are collectively referred to as the Legacy RiverSource funds. For a list of Legacy RiverSource funds, see Appendix F to the Fund’s SAI. Together the Legacy Columbia funds and the Legacy RiverSource funds are referred to as the Funds.

The Funds’ primary service providers are referred to as follows: Columbia Management or the investment manager refers to Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC), the Transfer Agent refers to Columbia Management Investment Services Corp. (formerly, RiverSource Services Corporation) and the Distributor refers to Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.).

Additional information about the Funds can be obtained at the Funds’ website, columbiamanagement.com, by calling toll-free 800.345.6611, or by writing (regular mail) to The Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 or (express mail) The Funds, c/o Columbia Management Investment Services Corp., 30 Dan Road, Canton, MA 02021-2809.

Comparison of Share Classes

Share Class Features

Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of the Fund through a retirement plan or other product or program sponsored by your selling and/or servicing agent, not all share classes may be made available to you.

The following summarizes the primary features of Class A, Class B, Class C, Class E, Class F, Class I, Class R, Class R3, Class R4, Class R5, Class T, Class W, Class Y and Class Z shares. Although Class B, Class E, Class F and Class T shares are generally closed to new and existing investors, information relating to these share classes is included in the table below because certain qualifying purchase orders are permitted, as described below. When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in the Fund.

•	The expenses for each share class.

•	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.

FUNDamentalstm

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries.

Each investor’s personal situation is different and you may wish to discuss with your selling and/or servicing agent which share class is best for you. Your authorized selling and/or servicing agent can help you to determine which share class(es) is available to you and to decide which share class best meets your needs.

S.1

		Investment	Conversion
	Eligible Investors and Minimum Initial Investments(a)	Limits	Features

Class A*	Available to the general public for investment; minimum initial investment is $2,000 for most investors.(e)	none	none

Class B*	Closed to new investors.(h)	up to $49,999	Converts to Class A shares generally eight years after purchase.(i)

Class C*	Available to the general public for investment; minimum initial investment is $2,000 for most investors.(e)	up to $999,999; no limit for eligible employee benefit plans.(j)	none

Class E	Closed to new investors and new accounts.(k)	none	none

Class F	Closed to new investors and new accounts.(k)	up to $250,000.(l)	Converts to Class E shares eight years after purchase.(i)

Class I*	Available only to the Funds (i.e., Fund-of-Fund investments).	none	none

Class R*	Available only to eligible retirement plans and health savings accounts; no minimum initial investment.	none	none

Class R3*	Effective after the close of business on December 31, 2010, Class R3 shares are closed to new investors; available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(n)	none	none

Class R4*	Effective after the close of business on December 31, 2010, Class R4 shares are closed to new investors; available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(n)	none	none

Class R5*	Effective after the close of business on December 31, 2010, Class R5 shares are closed to new investors; available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, health savings accounts and, if approved by the Distributor, institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments.(n)	none	none

Class T	Available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Columbia funds (formerly named Liberty funds).	none	none

Class W*	Available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.	none	none

Class Y*	Available to certain categories of investors which are subject to minimum initial investment requirements; currently offered only to former shareholders of the former Columbia Funds Institutional Trust.(q)	none	none

Class Z*	Available only to certain eligible investors, which are subject to different minimum initial investment requirements, ranging from $0 to $2,000.	none	none

S.2

	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)

Class A*	5.75% maximum, declining to 0.00% on investments of $1 million or more. None for money market Funds and certain other Funds.(f)	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase.(g)

Class B*	none	5.00% maximum, gradually declining to 0.00% after six years.(i)

Class C*	none	1.00% on certain investments redeemed within one year of purchase.

Class E	4.50% maximum, declining to 0.00% on investments of $500,000 or more.	1.00% on certain investments of between $1 million and $50 million redeemed within one year of purchase.

Class F	none	5.00% maximum, gradually declining to 0.00% after six years.

Class I*	none	none

Class R*	none	none

Class R3*	none	none

Class R4*	none	none

Class R5*	none	none

Class T	5.75% maximum, declining to 0.00% on investments of $1 million or more.	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase.(p)

Class W*	none	none

Class Y*	none	none

Class Z*	none	none

Non 12b-1
	Maximum Distribution and Service (12b-1) Fees(c)	Service Fees(d)

Class A*	Legacy Columbia funds: distribution fee up to 0.25% and service fee up to 0.25%; Legacy RiverSource funds: 0.25% distribution and service fees, except Columbia Money Market Fund, which pays 0.10%.	none

Class B*	0.75% distribution fee and 0.25% service fee, with certain exceptions.(c)	none

Class C*	0.75% distribution fee; 0.25% service fee.	none

Class E	0.10% distribution fee and 0.25% service fee, with certain exceptions.(c)	none

Class F	0.75% distribution fee; 0.25% service fee.	none

Class I*	none	none

Class R*	Legacy Columbia funds: 0.50% distribution fee; Legacy RiverSource funds: 0.50% fee, of which service fee can be up to 0.25%.	none

Class R3*	0.25% distribution fee	0.25%(m)

Class R4*	none	0.25%(m)

Class R5*	none	none

Class T	none	up to 0.50%.(o)

Class W*	0.25% distribution and service fees, with certain exceptions.(c)	none

Class Y*	none	none

Class Z*	none	none

S.3

*	For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the Class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(a)	See Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders for more details on the eligible investors and minimum initial and subsequent investment and account balance requirements.
(b)	Actual front-end sales charges and CDSCs vary among the Funds. For more information on applicable sales charges, see Choosing a Share Class — Sales Charges and Commissions, and for information about certain exceptions to these sales charge policies, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
(c)	These are the maximum applicable distribution and/or shareholder service fees. Because these fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution and/or shareholder service fees. For Legacy Columbia funds with Class A shares subject to both a distribution and service fee, the aggregate fees are limited to not more than 0.25%. Columbia Money Market Fund (formerly RiverSource Cash Management Fund) pays up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, and 0.10% distribution and service fees on Class W shares. Columbia Money Market Fund pays a distribution and service fee of up to 0.10% on Class A shares, up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, and 0.10% distribution and servicing fees on Class W shares. The Distributor has voluntarily agreed to waive all or a portion of distribution and/or service fees for certain classes of certain Funds. For information on these waivers, see Choosing a Share Class — Distribution and Service Fees. Compensation paid to selling and/or servicing agents may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific Fund share classes.
(d)	For more information, see Class R3 and Class R4 Shares — Plan Administration Fees and Class T Shares — Shareholder Service Fees.
(e)	The minimum initial investment requirement is $5,000 for RiverSource Disciplined Small Cap Value Fund, Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund, and $10,000 for Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund and Columbia Absolute Return Currency and Income Fund. For more details on the minimum initial investment requirement applicable to other Funds, see Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders.
(f)	The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, and RiverSource S&P 500 Index Fund.
(g)	There is no CDSC on Class A shares of the money market Funds or the Funds identified in footnote (f) above. Legacy Columbia fund Class A shareholders who purchased Class A shares without an initial sales charge because their accounts aggregated between $1 million and $50 million at the time of purchase and who purchased shares on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC.
(h)	The Funds no longer accept investments from new or existing investors in Class B shares, except through reinvestment of dividend and/or capital gain distributions by existing Class B shareholders, or a permitted exchange, as described in more detail under Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders — Buying Shares — Class B Shares Closed. Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling and/or servicing agent through the National Securities Clearing Corporation (NSCC) that are initial investments in Class B shares or that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the applicable front-end sales charge. Your selling and/or servicing agent may have different polices, including automatically redirecting the purchase order to a money market fund. See Choosing a Share Class — Class A Shares — Front-end Sales Charge for additional information about Class A shares.
(i)	Timing of conversion and CDSC schedule will vary depending on the Fund and the date of your original purchase of Class B shares. For more information on the timing of conversion of Class B shares to Class A shares, see Choosing a Share Class — Class B Shares — Conversion of Class B Shares to Class A Shares. Class B shares of Columbia Short Term Municipal Bond Fund do not convert to Class A shares. For information on the timing of the conversion of Class F shares to Class E shares, see Choosing a Share Class — Class F Shares — Commissions and Conversion to Class E Shares.
(j)	There is no investment limit on Class C shares purchased by employee benefit plans created under section 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans, that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper.
(k)	The Funds no longer accept investments from new or existing investors in Class E or Class F shares, except that existing Class E and/or Class F shareholders who opened and funded their account prior to September 22, 2006 may continue to invest in Class E and/or Class F shares, as described in more detail under Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders — Buying Shares — Class E and Class F Shares Closed. Class E and Class F shares are designed for investors who wish to make an irrevocable gift to a child, grandchild or other individual.
(l)	If you hold Class F shares of the Fund and your account has a value of less than $250,000, you may purchase additional Class F shares of the Fund in amounts that increase your account value up to a maximum of $250,000. The value of your account, for this purpose, includes the value of all Class F shares in eligible accounts held by you and your “immediate family.” For more information about account value aggregation and eligible accounts, see Choosing a Share Class — Reductions/Waivers of Sales Charges. If you have reached the $250,000 limit, any additional amounts you invest in Class F shares of the Fund will be invested in Class E shares of the Fund, without regard to the normal minimum investment amount required for Class E shares. Such investments will, however, be subject to the applicable front-end sales charge.
(m)	For more information, see Class R3 and Class R4 Shares — Plan Administration Fees.
(n)	Shareholders who opened and funded a Class R3, Class R4 or Class R5 shares account with a Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of the share class, and existing Class R3, Class R4 or Class R5 accounts may continue to allow new investors or participants to be established in their Fund account. For more information on eligible investors in these share classes and the closing of these share classes, see Buying Shares — Eligible Investors — Class R3 Shares, R4 Shares and Class R5 Shares.
(o)	For more information, see Class T Shares — Shareholder Service Fees.
(p)	Class T Shareholders who purchased Class T shares without a front-end sales charge because their accounts aggregated between $1 million and $50 million at the time of the purchase and who purchased shares on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC.
(q)	Class Y shares are available only to the following categories of investors: (i) individual investors and institutional clients (endowments, foundations, defined benefit plans, etc.) that invest at least $1 million in Class Y shares of a single Fund and (ii) group retirement plans (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans) with plan assets of at least $10 million.

S.4

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account with them. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Depending on which share class you choose, you will pay these charges either at the outset as a front-end sales charge, at the time you sell your shares as a contingent deferred sales charge (CDSC) and/or over time in the form of increased ongoing fees. Whether the ultimate cost is higher for one class over another depends on the amount you invest, how long you hold your shares and whether you are eligible for reduced or waived sales charges. We encourage you to consult with a financial advisor who can help you with your investment decisions.

Class A Shares — Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares (other than shares of a money market Fund and certain other Funds) unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for more information.

The Distributor receives the sales charge and re-allows (or pays) a portion of the sales charge to the selling and/or servicing agent through which you purchased the shares. The Distributor retains the balance of the sales charge. The Distributor retains the full sales charge you pay when you purchase shares of the Fund directly from the Fund (not through a selling and/or servicing agent). Sales charges vary depending on the amount of your purchase.

S.5

FUNDamentalstm

Front-End Sales Charge Calculation

The following tables present the front-end sales charge as a percentage of both the offering price and the net amount invested.

•	The offering price per share is the net asset value per share plus any front-end sales charge that applies.

•	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account (and any other accounts eligible for aggregation of which you or your financial advisor notify the Fund) and base the sales charge on the aggregate amount. See Choosing a Share Class — Reductions/Waivers of Sales Charges for a discussion of account value aggregation. There is no initial sales charge on reinvested dividend or capital gain distributions.

The front-end sales charge you’ll pay on Class A shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your financial advisor notify the Fund).

Class A Shares — Front-End Sales Charge — Breakpoint Schedule

				Amount
				retained by
			Sales	or paid to
		Sales	charge	selling
		charge	as a	and/or
		as a	% of the	servicing
		% of the	net	agents as a
	Dollar amount of	offering	amount	% of the
Breakpoint Schedule For:	shares bought(a)	price(b)	invested(b)	offering price

	$0—$49,999	5.75%	6.10%	5.00%

	$50,000—$99,999	4.50%	4.71%	3.75%

	$100,000—$249,999	3.50%	3.63%	3.00%

Equity Funds and Funds-of-Funds (equity)*	$250,000—$499,999	2.50%	2.56%	2.15%

	$500,000—$999,999	2.00%	2.04%	1.75%

	$1,000,000 or more	0.00%	0.00%	0.00%	(c)(d)

	$0—$49,999	4.75%	4.99%	4.00%

	$50,000—$99,999	4.25%	4.44%	3.50%

Fixed Income Funds (except those listed below)	$100,000—$249,999	3.50%	3.63%	3.00%

and Funds-of-Funds (fixed income)*	$250,000—$499,999	2.50%	2.56%	2.15%

	$500,000—$999,999	2.00%	2.04%	1.75%

	$1,000,000 or more	0.00%	0.00%	0.00%	(c)(d)

Columbia Absolute Return Currency and Income Fund,	$0—$99,999	3.00%	3.09%	2.50%

Columbia Floating Rate Fund,	$100,000—$249,999	2.50%	2.56%	2.15%

Columbia Inflation Protected Securities Fund,	$250,000—$499,999	2.00%	2.04%	1.75%

RiverSource Intermediate Tax-Exempt Fund,	$250,000—$499,999	2.00%	2.04%	1.75%

RiverSource Limited Duration Credit Fund and	$1,000,000 or more	0.00%	0.00%	0.00%	(c)(d)

RiverSource Short Duration U.S. Government Fund

S.6

				Amount
				retained by
			Sales	or paid to
		Sales	charge	selling
		charge	as a	and/or
		as a	% of the	servicing
		% of the	net	agents as a
	Dollar amount of	offering	amount	% of the
Breakpoint Schedule For:	shares bought(a)	price(b)	invested(b)	offering price

Columbia California Intermediate Municipal Bond Fund,	$0—$99,999	3.25%	3.36%	2.75%

Columbia Connecticut Intermediate Municipal Bond Fund,	$100,000—$249,999	2.50%	2.56%	2.15%

Columbia Georgia Intermediate Municipal Bond Fund,	$250,000—$499,999	2.00%	2.04%	1.75%

Columbia Intermediate Bond Fund,	$500,000—$999,999	1.50%	1.53%	1.25%

Columbia Intermediate Municipal Bond Fund,	$1,000,000 or more	0.00%	0.00%	0.00%	(c)(d)

Columbia LifeGoal® Income Portfolio,

Columbia Maryland Intermediate Municipal Bond Fund,

Columbia Massachusetts Intermediate Municipal Bond Fund,

Columbia New Jersey Intermediate Municipal Bond Fund,

Columbia New York Intermediate Municipal Bond Fund,

Columbia North Carolina Intermediate Municipal Bond Fund,

Columbia Oregon Intermediate Municipal Bond Fund,

Columbia Rhode Island Intermediate Municipal Bond Fund,

Columbia Short-Intermediate Bond Fund,

Columbia South Carolina Intermediate Municipal Bond Fund,

Columbia Total Return Bond Fund and

Columbia Virginia Intermediate Municipal Bond Fund

Columbia Short-Term Bond Fund and	$0—$99,999	1.00%	1.01%	0.75%

Columbia Short-Term Municipal Bond Fund	$100,000—$249,999	0.75%	0.76%	0.50%

	$250,000—$999,999	0.50%	0.50%	0.40%

	$1,000,000 or more	0.00%	0.00%	0.00%	(c)(d)

*	The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and RiverSource S&P 500 Index Fund. “Funds-of-Funds (equity)” includes — Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia Portfolio Builder Aggressive Fund, Columbia Portfolio Builder Moderate Aggressive Fund, Columbia Portfolio Builder Moderate Fund, Columbia Portfolio Builder Total Equity Fund, Columbia Retirement Plus 2010 Fund, Columbia Retirement Plus 2015 Fund, Columbia Retirement Plus 2020 Fund, Columbia Retirement Plus 2025 Fund, Columbia Retirement Plus 2030 Fund, Columbia Retirement Plus 2035 Fund, Columbia Retirement Plus 2040 Fund, Columbia Retirement Plus 2045 Fund, Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025, Seligman TargETFund 2015 and Seligman TargETFund Core. “Funds-of-Funds (fixed income)” includes — Columbia Income Builder Fund, Columbia Income Builder Fund II, Columbia Income Builder Fund III, Columbia Portfolio Builder Conservative Fund and Columbia Portfolio Builder Moderate Conservative Fund. Columbia Asset Allocation Fund, Columbia Asset Allocation Fund II, Columbia Balanced Fund and Columbia Liberty Fund are treated as equity Funds for purposes of the table.
(a)	Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Choosing a Share Class — Reductions/Waivers of Sales Charges for a discussion of account value aggregation.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.
(c)	Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following amounts out of its own resources (except for the Funds listed below): 1.00% on purchases from $1 million up to but not including $3 million; 0.50% on purchases of $3 million up to but not including $50 million; and 0.25% on amounts of $50 million or more. The Distributor may be reimbursed if a CDSC is deducted when the shares are redeemed. Currently, the Distributor does not make such payments on purchases of the following Funds for purchases with a total market value of $1 million or more: Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia U.S. Treasury Index Fund and RiverSource S&P 500 Index Fund.
(d)	For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor the following sales commissions on purchases that are coded as commission-eligible trades: 1.00% on all purchases up to but not including $3 million, including those in amounts of less than $1 million; up to 0.50% on all purchases of $3 million up to but not including $50 million; and up to 0.25% on all purchases of $50 million or more.

Class A Shares — CDSC

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

•	If you bought Class A shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares in accordance with the following policies:

S.7

•	Columbia fund shareholders who purchased shares of a Legacy Columbia fund on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase.

•	Fund shareholders who purchased shares after September 3, 2010 will incur a CDSC if those shares are redeemed within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase.

•	Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.

The CDSC on Class A shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested distributions.

In certain circumstances, the CDSC may not apply. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details.

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Contingent Deferred Sales Charge

A contingent deferred sales charge or CDSC is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC varies based on the Fund and the length of time that you have held your shares.

For purposes of calculating the CDSC on shares of a Legacy Columbia fund and, for shares of a Legacy RiverSource fund purchased after the close of business on September 3, 2010, the start of the holding period is the first day of the month in which your purchase was made. For purposes of calculating the CDSC on shares of a Legacy RiverSource fund purchased on or before the close of business on September 3, 2010, the start of the holding period is the date your purchase was made. When you place an order to sell your shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Fund.

Class A Shares — Commissions

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge paid by you. The up-front commission on Class A shares, which varies by Fund, may be up to 5.00% of the offering price for Funds with a maximum front-end sales charge of 5.75%, up to 4.00% of the offering price for Funds with a maximum front-end sales charge of 4.75%, up to 2.75% of the offering price for Funds with a maximum front-end sales charge of 3.25%, up to 2.50% of the offering price for Funds with a maximum front-end sales charge of 3.00%, and up to 0.75% of the offering price for Funds with a maximum front-end sales charge of 1.00%.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares — Commission Schedule (Paid by the Distributor to Selling and/or Service Agents)*

Commission Level
(as a % of net asset
Purchase Amount	value per share)

$1 million—$2,999,999	1.00%**
$3 million—$49,999,999	0.50%
$50 million or more	0.25%

*	Not applicable to Funds that do not assess a front-end sales charge.
**	For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor sales commissions on purchases (that are coded as commission-eligible trades) in amounts of less than $1 million.

S.8

Class B Shares — Sales Charges

The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below under Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class B Shares Closed.

You don’t pay a front-end sales charge when you buy Class B shares, but you may pay a CDSC when you sell Class B shares.

Class B Shares — CDSC

The CDSC on Class B shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

•	will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, and

•	generally declines each year until there is no sales charge for redeeming shares.

You’ll pay a CDSC if you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details. Also, you will not pay a CDSC on any amount that represents appreciation in the value of your shares. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares — CDSC Schedule for the Funds

	Applicable CDSC*

		Columbia California Intermediate Municipal Bond Fund,
		Columbia Georgia Intermediate Municipal Bond Fund, Columbia
		Connecticut Intermediate Municipal Bond Fund, Columbia
		Intermediate Bond Fund, Columbia Intermediate Municipal
		Bond Fund, Columbia LifeGoal® Income Portfolio, Columbia
		Maryland Intermediate Municipal Bond Fund, Columbia
		Massachusetts Intermediate Municipal Bond Fund,
		Columbia New Jersey Intermediate Municipal Bond Fund, Columbia
		New York Intermediate Municipal Bond Fund, Columbia
		North Carolina Intermediate Municipal Bond Fund, Columbia
		Oregon Intermediate Municipal Bond Fund, Columbia
		Rhode Island Intermediate Municipal Bond Fund, Columbia Short
Number of		Term Bond Fund, Columbia South Carolina Intermediate
Years Class B	All funds except those	Municipal Bond Fund, Columbia Total Return Bond Fund and
Shares Held	listed to the right	Columbia Virginia Intermediate Municipal Bond Fund

One	5.00%	3.00%
Two	4.00%	3.00%
Three	3.00%**	2.00%
Four	3.00%	1.00%
Five	2.00%	None
Six	1.00%	None

Class B Shares — CDSC Schedule for the Funds

Applicable CDSC*

Columbia California Intermediate Municipal Bond Fund,
Columbia Georgia Intermediate Municipal Bond Fund, Columbia
Connecticut Intermediate Municipal Bond Fund, Columbia
Intermediate Bond Fund, Columbia Intermediate Municipal
Bond Fund, Columbia LifeGoal® Income Portfolio,
Columbia Maryland Intermediate Municipal Bond Fund, Columbia
Massachusetts Intermediate Municipal Bond Fund,
Columbia New Jersey Intermediate Municipal Bond Fund, Columbia
New York Intermediate Municipal Bond Fund, Columbia
North Carolina Intermediate Municipal Bond Fund, Columbia
Oregon Intermediate Municipal Bond Fund, Columbia
Rhode Island Intermediate Municipal Bond Fund, Columbia Short
Number of		Term Bond Fund, Columbia South Carolina Intermediate
Years Class B	All funds except those	Municipal Bond Fund, Columbia Total Return Bond Fund and
Shares Held	listed to the right	Columbia Virginia Intermediate Municipal Bond Fund

Seven	None	None
Eight	None	None
Nine	Conversion to Class A Shares	Conversion to Class A Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
**	For shares purchased in a Legacy RiverSource fund (other than a Seligman fund) on or prior to June 12, 2009, the CDSC percentage for year three is 4%.

Class B shares of Columbia Short Term Municipal Bond Fund are not subject to a CDSC.

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Class B Shares — Commissions

If you are an investor who purchased Class B shares prior to their closing (except for certain limited transactions), although there was no front-end sales charge for Class B shares when you bought Class B shares, the Distributor paid an up-front commission directly to your selling and/or servicing agent when you bought the Class B shares (a portion of this commission may, in turn, have been paid to your financial advisor). This up-front commission, which varies across the Funds, was up to 4.00% of the net asset value per share of Funds with a maximum CDSC of 5.00% and of Class B shares of Columbia Short Term Municipal Bond Fund and up to 2.75% of the net asset value per share of Funds with a maximum CDSC of 3.00%. The Distributor continues to seek to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC paid when you sell your shares. See Choosing a Share Class — Distribution and Service Fees for details.

Class B Shares — Conversion to Class A Shares

Class B shares purchased in a Legacy Columbia fund at any time, a Legacy RiverSource fund (other than a Seligman fund) at any time, or a Seligman fund on or after June 13, 2009 automatically convert to Class A shares after you’ve owned the shares for eight years, except for Class B shares of Columbia Short Term Municipal Bond Fund, which do not convert to Class A shares. Class B shares originally purchased in a Seligman fund on or prior to June 12, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. The conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

Class B shares purchased in a Legacy RiverSource fund (other than a Seligman fund) prior to May 21, 2005 age on a calendar year basis. Class B shares purchased in a Legacy Columbia fund at any time, Seligman fund at any time, or a Legacy RiverSource fund on or after May 21, 2005 age on a daily basis. For example, a purchase made on November 12, 2004 completed its first year on December 31, 2004 under calendar year aging, but completed its first year on November 11, 2005 under daily aging.

The following rules apply to the conversion of Class B shares to Class A shares:

•	Class B shares are converted on or about the 15th day of the month that they become eligible for conversion. For purposes of determining the month when your Class B shares are eligible for conversion, the start of the holding period is the first day of the month in which your purchase was made.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

•	You’ll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from U.S. federal income tax.

Class C Shares — Sales Charges

You don’t pay a front-end sales charge when you buy Class C shares, but you may pay a CDSC when you sell Class C shares.

Class C Shares — CDSC

You’ll pay a CDSC of 1.00% if you redeem Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. For details, see Choosing a Share Class — Reductions/Waivers of Sales Charges. The CDSC on Class C shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

•	will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, and

•	is reduced to 0.00% on shares redeemed a year or more after purchase.

Class C Shares — Commissions

Although there is no front-end sales charge when you buy Class C shares, the Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares (a portion of this commission may, in turn, be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution and/or service plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class — Distribution and Service Fees for details.

S.10

Class E Shares — Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class E shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you’ll pay on Class E shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class E Shares — Front-End Sales Charge — Breakpoint Schedule

		Sales charge	Amount retained by or
	Sales charge	as a % of the	paid to selling and/or
Dollar amount of	as a % of the	net amount	servicing agents as a %
shares bought(a)	offering price(b)	invested(b)	of the offering price

$0—$49,999	4.50%	4.71%	4.00%
$50,000—$99,999	3.50%	3.63%	3.00%
$100,000—$249,999	2.50%	2.56%	2.00%
$250,000—$499,999	1.25%	1.27%	1.00%
$500,000—$999,999	0.00%	0.00%	0.00%
$1,000,000 or more	0.00%	0.00%	0.00% (c)

(a)	Purchase amounts and account values are aggregated among all eligible Fund accounts for the purposes of this table.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.
(c)	Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following out of its own resources: 1.00% on purchases up to but not including $3 million, 0.50% on purchases of $3 million up to but not including $5 million and 0.25% on purchases of $5 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.

Class E Shares — CDSC

In some cases, you’ll pay a CDSC if you sell Class E shares that you bought without an initial sales charge.

•	If you bought Class E shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a 1.00% CDSC if you redeem those shares within one year of buying them.

•	Subsequent Class E share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of buying them.

The CDSC on Class E shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class E shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of your investment in the Funds.

The Distributor may pay your selling and/or servicing agent an up-front commission of up to 4.00% of the offering price per share when you buy Class E shares. The Distributor funds the commission through the applicable sales charge paid by you.

S.11

Class E Shares — Commissions

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy Class E shares, according to the following schedule:

Class E Shares — Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)

Commission Level
(as a % of net asset
Purchase Amount	value per share)

$0—$2,999,999	1.00%
$3 million—$4,999,999	0.50%
$5 million or more	0.25%

Class F Shares — Sales Charges

You don’t pay a front-end sales charge when you buy Class F shares, but you may pay a CDSC when you sell Class F shares. The CDSC on Class F shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

•	will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, and

•	generally declines each year until there is no sales charge for redeeming shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which your purchase was made. When you place an order to sell your Class F shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of your investment in the Funds.

Class F Shares — CDSC

The CDSC you pay on Class F shares depends on how long you’ve held your shares:

Class F Shares — CDSC Schedule

Number of Years Class F Shares Held	Applicable CDSC*

One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	None
Eight	None
Nine	Conversion to Class E Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Class F Shares — Commissions and Conversion to Class E Shares

Although there is no front-end sales charge when you buy Class F shares, the Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 4.00% of the net asset value per share when you buy Class F shares (a portion of this commission may, in turn, be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC when you sell your shares. See Choosing a Share Class — Distribution and Service Fees for details.

Class F shares automatically convert to Class E shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class E shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class F shares to Class E shares:

•	Class F shares are converted on or about the 15th day of the month that they become eligible for conversion.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class E shares at the same time.

S.12

•	You’ll receive the same dollar value of Class E shares as the Class F shares that were converted. Class F shares that you received from an exchange of Class F shares of another Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from U.S. federal income tax.

Class R Shares — Sales Charges and Commissions

You don’t pay a front-end sales charge when you buy Class R shares of the Fund or a CDSC when you sell Class R shares of the Fund. See Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders for more information about investing in Class R shares of the Fund. The Distributor pays an up-front commission directly to your selling and/or servicing agent when you buy Class R shares (a portion of this commission may, in turn, be paid to your financial advisor), according to the following schedule:

Class R Shares — Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)

Commission Level
(as a % of net asset
Purchase Amount	value per share)

$0—$49,999,999	0.50%
$50 million or more	0.25%

The Distributor seeks to recover this commission through distribution and/or service fees it receives under the Fund’s distribution and/or service plan. See Choosing a Share Class — Distribution and Service Fees for details.

Class T Shares — Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class T shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you’ll pay on Class T shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class T Shares — Front-End Sales Charge — Breakpoint Schedule

				Amount retained
		Sales charge	Sales charge	by or paid to
		as a %	as a %	selling and/or
		of the	of the	servicing agents
Breakpoint	Dollar amount of	offering	net amount	as a % of the
Schedule For:	shares bought(a)	price(b)	invested(b)	offering price

	$0—$49,999	5.75%	6.10%	5.00%

	$50,000—$99,999	4.50%	4.71%	3.75%

Equity Funds	$100,000—$249,999	3.50%	3.63%	2.75%

	$250,000—$499,999	2.50%	2.56%	2.00%

	$500,000—$999,999	2.00%	2.04%	1.75%

	$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

	$0—$49,999	4.75%	4.99%	4.25%

	$50,000—$99,999	4.50%	4.71%	3.75%

Fixed-Income Funds	$100,000—$249,999	3.50%	3.63%	2.75%

	$250,000—$499,999	2.50%	2.56%	2.00%

	$500,000—$999,999	2.00%	2.04%	1.75%

	$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

(a)	Purchase amounts and account values are aggregated among all eligible Fund accounts for the purposes of this table.

S.13

(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.
(c)	Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following amounts out of its own resources: 1.00% on purchases of $1 million up to but not including $3 million, 0.50% on purchases of $3 million up to but not including $50 million and 0.25% on purchases of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.
(d)	For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor the following sales commissions on purchases that are coded as commission-eligible trades: 1.00% on purchases up to but not including $3 million (including those in amounts of less than $1 million), up to 0.50% on purchases of $3 million up to but not including $50 million, and up to 0.25% on purchases of $50 million or more.

Class T Shares — CDSC

In some cases, you’ll pay a CDSC if you sell Class T shares that you bought without an initial sales charge.

•	If you bought Class T shares without a front-end sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares in accordance with the following policies:

•	Shareholders who purchased shares of a Legacy Columbia fund on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase.

•	Shareholders who purchased shares of a Fund after September 3, 2010 will incur a CDSC if those shares are redeemed within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months of purchase.

•	Subsequent Class T share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of purchase.

The CDSC on Class T shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class T shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of your investment in the Funds.

In certain circumstances, the CDSC may not apply. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details.

Class T Shares — Commissions

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class T shares (a portion of this commission may, in turn, be paid to your financial advisor). The up-front commission, which varies by Fund, may be up to 5.00% of the offering price for Funds with a maximum front-end sales charge of 5.75% and up to 4.25% of the offering price for Funds with a maximum front-end sales charge of 4.75%.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class T shares, according to the following schedule:

Class T Shares — Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)

Commission Level
(as a % of net asset
Purchase Amount	value per share)

$1 million—$2,999,999	1.00%
$3 million—$49,999,999	0.50%
$50 million or more	0.25%

S.14

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A, Class E or Class T shares of a Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation (ROA), you may combine the value of eligible accounts maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a Class A shares breakpoint discount through ROA, you may aggregate your or your immediate family members’ ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds, which may not be aggregated.

Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases (including existing ROA purchases) of Class A shares, Class E shares or Class T shares made within 13 months of the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. The required form of LOI may vary by selling and/or servicing agent, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow. At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the purchase commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you’ve made under an LOI, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. For purposes of making an LOI to purchase additional shares, you may aggregate your ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds, which may not be aggregated.

You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your selling and/or servicing agent in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different selling and/or servicing agents. You and your selling and/or servicing agent are responsible for ensuring that you receive discounts for which you are eligible. The Fund is not responsible for a selling and/or servicing agent’s failure to apply the eligible discount to your account. You may be asked by your selling and/or servicing agent for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different selling and/or servicing agent and records of accounts established by members of your immediate family.

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Your “Immediate Family” and Account Value Aggregation

For purposes of reaching the Class F shares investment limits described in Choosing a Share Class — Comparison of the Share Classes or obtaining a Class A shares, Class E shares or Class T shares breakpoint discount, the value of your account will be deemed to include the value of all applicable shares in eligible accounts that are held by you and your “immediate family,” which includes your spouse, domestic partner, parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law, provided that you and your immediate family members share the same mailing address. Any Fund accounts linked together for account value aggregation purposes as of the close of business on September 3, 2010 will be permitted to remain linked together. Remember that in order to obtain a breakpoint discount, you must notify your selling and/or servicing agent in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The following accounts are eligible for account value aggregation as described above:

•	Individual or joint accounts;

•	Roth and traditional Individual Retirement Accounts (IRAs), Simplified Employee Pension accounts (SEPs), Savings Investment Match Plans for Employees of Small Employers accounts (SIMPLEs) and Tax Sheltered Custodial Accounts (TSCAs);

•	Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors (UTMA) accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

S.15

•	Revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor;

•	Accounts held in the name of your, your spouse’s, or your domestic partner’s sole proprietorship or single owner limited liability company or S corporation;

•	Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan; and

•	Investments in wrap accounts;

provided that each of the accounts identified above is invested in Class A, Class B, Class C, Class E, Class F, Class T, Class W and/or Class Z shares of the Funds.

The following accounts are not eligible for account value aggregation as described above:

•	Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

•	Accounts invested in Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds;

•	Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, or managed separate accounts;

•	Charitable and irrevocable trust accounts; and

•	Accounts holding shares of money market Funds that used the Columbia brand before May 1, 2010.

Front-End Sales Charge Waivers

The following categories of investors may buy Class A, Class E and Class T shares of the Funds at net asset value, without payment of any front-end sales charge that would otherwise apply:

•	Current or retired Fund Board members, officers or employees of the Funds or Columbia Management or its affiliates(1);

•	Current or retired Ameriprise Financial Services, Inc. financial advisors and employees of such financial advisors(1);

•	Registered representatives and other employees of affiliated or unaffiliated selling and/or servicing agent having a selling agreement with the Distributor(1);

•	Registered broker/dealer firms that have entered into a dealer agreement with the Distributor may buy Class A shares without paying a front-end sales charge for their investment account only;

•	Portfolio managers employed by subadvisers of the Funds(1);

•	Partners and employees of outside legal counsel to the Funds or the Funds’ directors or trustees who regularly provide advice and services to the Funds, or to their directors or trustees;

•	Direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same Fund;

•	Purchases made:

•	With dividend or capital gain distributions from a Fund or from the same class of another Fund;

•	Through or under a wrap fee product or other investment product sponsored by a selling and/or servicing agent that charges an account management fee or other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements that have or that clear trades through a selling and/or servicing agent that has a selling agreement with the Distributor;

•	Through state sponsored college savings plans established under Section 529 of the Internal Revenue Code; or

•	Through banks, trust companies and thrift institutions, acting as fiduciaries;

•	Separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11);

•	Purchases made through “employee benefit plans” created under section 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper; and

(1)	Including their spouses or domestic partners, children or step-children, parents, step-parents or legal guardians, and their spouse’s or domestic partner’s parents, step-parents, or legal guardians.

S.16

•	At the Fund’s discretion, front-end sales charges may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.

Restrictions may apply to certain accounts and certain transactions. The Funds may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. Unless you provide your selling and/or servicing agent with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your selling and/or servicing agent provide this information to the Fund when placing your purchase order. Please see the SAI for more information about the sales charge reductions and waivers.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B, Class C, Class E, Class F or Class T shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Funds or for other reasons.

CDSC — Waivers of the CDSC for Class A, Class C, Class E, Class F and Class T shares. The CDSC will be waived on redemptions of shares:

•	in the event of the shareholder’s death;

•	for which no sales commission or transaction fee was paid to an authorized selling and/or servicing agent at the time of purchase;

•	purchased through reinvestment of dividend and capital gain distributions;

•	in an account that has been closed because it falls below the minimum account balance;

•	that result from required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70 1/2;

•	that result from returns of excess contributions made to retirement plans or individual retirement accounts, so long as the selling and/or servicing agent returns the applicable portion of any commission paid by the Distributor;

•	of Class A shares of a Fund initially purchased by an employee benefit plan;

•	other than Class A shares, of a Fund initially purchased by an employee benefit plan that are not connected with a plan level termination;

•	in connection with the Fund’s Small Account Policy (which is described below in Buying, Selling and Exchanging Shares — Transaction Rules and Policies);

•	at a Fund’s discretion, issued in connection with plans of reorganization, including but not limited to mergers, asset acquisitions and exchange offers, to which the Fund is a party; and

•	by certain other investors as set forth in more detail in the SAI.

CDSC — Waivers of the CDSC for Class B shares. The CDSC will be waived on redemptions of shares:

•	in the event of the shareholder’s death;

•	that result from required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70 1/2;

•	in connection with the Fund’s Small Account Policy (which is described below in Buying, Selling and Exchanging Shares — Transaction Rules and Policies); and

•	by certain other investors, including certain institutions as set forth in more detail in the SAI.

Restrictions may apply to certain accounts and certain transactions. The Distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

Please see the SAI for more information about the sales charge reductions and waivers described here.

Repurchases

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption of any Class A, B, C or T shares of the Fund (other than Columbia Money Market Fund or Columbia Government Money Market Fund) within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, B, C or T shares of the Fund will not be reimbursed.

S.17

To be eligible for these reinstatement privileges, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling and/or servicing agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order. The repurchased shares will be deemed to have the original purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases are excluded from this policy.

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the applicable Board has approved, and the Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from the Fund assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

	Distribution	Service	Combined
	Fee	Fee	Total

Class A	up to 0.25%	up to 0.25%	up to 0.35%(a)(b)(c)
Class B	0.75%	0.25%	1.00%(a)(b)
Class C	0.75%(c)	0.25%	1.00%(b)(d)
Class E	0.10%	0.25%	0.35%
Class F	0.75%	0.25%	1.00%
Class I	none	none	none
Class R (Legacy Columbia funds)	0.50%	—(e)	0.50%
Class R (Legacy RiverSource funds)	up to 0.50%	up to 0.25%	0.50%(e)
Class R3	0.25%	0.25%(f)	0.50%(f)
Class R4	none	0.25%(f)	0.25%(f)
Class R5	none	none	none
Class T	none	0.50%(g)	0.50%(g)
Class W	up to 0.25%	up to 0.25%	0.25%(c)
Class Y	none	none	none
Class Z	none	none	none

(a)	As shown in the table below, the maximum distribution and service fees of Class A shares varies among the Funds, as follows:

	Maximum	Maximum	Maximum
	Class A	Class A	Class A
Funds	Distribution Fee	Service Fee	Combined Total

Legacy RiverSource funds (other than Columbia Money Market Fund)	Up to 0.25%	Up to 0.25%	0.25%

Columbia Money Market Fund	—	—	0.10%

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	Maximum	Maximum	Maximum
	Class A	Class A	Class A
Funds	Distribution Fee	Service Fee	Combined Total

Columbia Asset Allocation Fund, Columbia Balanced Fund, Columbia Conservative High Yield Fund, Columbia Contrarian Core Fund, Columbia Disciplined Value Fund, Columbia Dividend Income Fund, Columbia Large Cap Growth Fund, Columbia Mid Cap Growth Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Real Estate Equity Fund, Columbia Small Cap Core Fund, Columbia Small Cap Growth Fund I, Columbia Technology Fund	up to 0.10%	up to 0.25%	up to 0.35%; these Funds may pay distribution and service fees up to a maximum of 0.35% of the their average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services) but currently limit such fees to an aggregate fee of not more than 0.25% for Class A shares.

Columbia Blended Equity Fund, Columbia Bond Fund, Columbia California Tax-Exempt Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Core Bond Fund, Columbia Corporate Income Fund, Columbia Emerging Markets Fund, Columbia Federal Securities Fund, Columbia Greater China Fund, Columbia High Yield Opportunity Fund, Columbia Liberty Fund, Columbia Energy and Natural Resources Fund, Columbia International Bond Fund, Columbia International Growth Fund, Columbia International Stock Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia Mid Cap Core Fund, Columbia Small Cap Value Fund I, Columbia Strategic Investor Fund, Columbia Massachusetts Tax-Exempt Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia New York Tax-Exempt Fund, Columbia Pacific/Asia Fund, Columbia Rhode Island Intermediate Municipal Bond Fund, Columbia Select Large Cap Growth Fund, Columbia Select Opportunities Fund, Columbia Select Small Cap Fund, Columbia Short-Intermediate Bond Fund, Columbia Strategic Income Fund, Columbia U.S. Treasury Index Fund, Columbia Value and Restructuring Fund, Columbia World Equity Fund	—	0.25%	0.25%

Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund, Columbia Tax Exempt Fund	—	0.20%	0.20%

Columbia Asset Allocation Fund II, Columbia California Intermediate Municipal Bond Fund, Columbia Convertible Securities Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Global Value Fund, Columbia High Income Fund, Columbia International Value Fund, Columbia Large Cap Core Fund, Columbia Marsico Focused Equities Fund, Columbia Marsico Global Fund, Columbia Maryland Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia Short Term Municipal Bond Fund, Columbia Small Cap Growth Fund II, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Total Return Bond Fund, Columbia Virginia Intermediate Municipal Bond Fund, Columbia Large Cap Value Fund, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia LifeGoal® Income Portfolio, Columbia Marsico 21st Century Fund, Columbia Marsico Growth Fund, Columbia Marsico International Opportunities Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia Masters International Equity Portfolio, Columbia Small Cap Value Fund II, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Overseas Value Fund	—	—	0.25%; these Funds pay a combined distribution and service fee pursuant to their combined distribution and shareholder servicing plan for Class A shares.

(b)	The service fees for Class A shares, Class B shares and Class C shares of certain Funds depend on when the shares were purchased, as described below. Service Fee for Class A shares and Class B shares of Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund — The annual service fee may equal up to 0.10% on net assets attributable to shares of these Funds issued prior to December 1, 1994 and 0.25% on net assets attributable to Fund shares issued thereafter. This arrangement results in a rate of service fee for Fund shares that is a blend between the 0.10% and 0.25% rates. For the fiscal year ended October 31, 2009, the blended service fee was 0.24% of the Fund’s average net assets for each of these Funds, other than Columbia Massachusetts Tax-Exempt Fund, which had a blended service fee of 0.23%. Service Fee for Class A shares, Class B shares and Class C shares of Columbia Liberty Fund — The annual service fee may equal up to 0.15% on net assets attributable to shares of this Fund issued prior to April 1, 1989 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all shares that is a blend between the 0.15% and 0.25% rates. For the fiscal year ended September 30, 2009, the blended service fee was 0.24% of the Fund’s average daily net assets. Service Fee for Class A shares, Class B shares and Class C shares of Columbia Strategic Income Fund — The annual service fee may equal up to 0.15% on net assets attributable to shares of this Fund issued prior to January 1, 1993 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all Fund shares that is a blend between the 0.15% and 0.25% rates. For the fiscal year ended May 31, 2010, the blended service fee was 0.25% of the Fund’s average net assets. Service Fee for Class A shares, Class B shares and Class C shares of Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund and Columbia Tax-Exempt Fund — The annual service fee may equal up to 0.20% of the average daily net asset value of all shares of such Fund class. Distribution Fee for Class B shares and Class C shares for Columbia Intermediate Municipal Bond Fund — The annual distribution fee shall be 0.65% of the average daily net assets of the Fund’s Class B shares and Class C shares. Fee amounts noted apply to Class B shares of the Funds other than Class B shares of Columbia Money Market Fund, which pay distribution fees of up to 0.75% and service fees of up to 0.10%, for a combined total of 0.85%.
(c)	Fee amounts noted apply to all Funds other than Columbia Money Market Fund (formerly RiverSource Cash Management Fund), which, for each of Class A and Class W shares, pays distribution and service fees of 0.10%, and for Class C shares pays distribution fees of 0.75%. The Distributor has voluntarily agreed, effective April 15, 2010, to waive the 12b-1 fees it receives from Class A, Class C, Class R (formerly Class R2) and Class W shares of Columbia Money Market Fund and from Class A, Class C and Class R (formerly Class R2) shares of Columbia Government Money Market Fund. Compensation paid to broker-dealers and other financial intermediaries may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific share classes of these Funds.
(d)	The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares of the following Funds so that the combined distribution and service fee (or the distribution fee for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund) does not exceed the specified percentage annually: 0.40% for Columbia Intermediate Municipal Bond Fund; 0.45% for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund; 0.56% for Columbia Short Term Bond Fund; 0.65% for Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund and Columbia Rhode Island Intermediate Municipal Bond Fund; 0.80% for Columbia High Yield Municipal Fund and Columbia Tax-Exempt Fund; 0.85% for Columbia Conservative High Yield Fund, Columbia Core Bond Fund, Columbia Corporate Income Fund, Columbia Federal Securities Fund, Columbia High Yield Opportunity Fund, Columbia Intermediate Bond Fund, Columbia Strategic Income Fund and Columbia U.S. Treasury Index Fund. These arrangements may be modified or terminated by the Distributor at any time.

S.19

(e)	Class R shares of Legacy Columbia funds pay a distribution fee pursuant to a distribution (Rule 12b-1) plan for Class R shares. The Legacy Columbia funds do not have a shareholder service plan for Class R shares. The Legacy RiverSource funds have a distribution and shareholder service plan for Class R shares, which, prior to the close of business on September 3, 2010, were known as Class R2 shares. For Legacy RiverSource fund Class R shares, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the Fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.
(f)	The shareholder service fees for Class R3 and Class R4 shares are not paid pursuant to a 12b-1 plan. Under a plan administration services agreement, the Funds’ Class R3 and Class R4 shares pay for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and health savings accounts.
(g)	The shareholder servicing fees for Class T shares are up to 0.50% of average daily net assets attributable to Class T shares for equity Funds (including Columbia Asset Allocation Fund) and 0.40% for fixed income Funds. The Funds currently limit such fees to a maximum of 0.30% for equity Funds and 0.15% for fixed-income Funds other than Columbia Rhode Island Intermediate Municipal Bond Fund, for which the limit currently is 0.00%. See Class T Shareholder Service Fees below for more information.

The distribution and/or shareholder service fees for Class A, Class B, Class C, Class E, Class F, Class R and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the 1940 Act, and are used by the Distributor to make payments, or to reimburse the Distributor for certain expenses it incurs, in connection with distributing the Fund’s shares and directly or indirectly providing services to Fund shareholders. These payments or expenses include providing distribution and/or shareholder service fees to selling and/or servicing agents that sell shares of the Fund or provide services to Fund shareholders. The Distributor may retain these fees otherwise payable to selling and/or servicing agents if the amounts due are below an amount determined by the Distributor in its discretion.

For Legacy RiverSource fund Class A, Class B and Class W shares, the Distributor begins to pay these fees immediately after purchase. For Legacy RiverSource fund Class C shares, the Distributor pays these fees in advance for the first 12 months. Selling and/or servicing agents also receive distribution fees up to 0.75% of the average daily net assets of Legacy RiverSource fund Class C shares sold and held through them, which the Distributor begins to pay 12 months after purchase. For Legacy RiverSource fund Class B shares, and, for the first 12 months following the sale of Legacy RiverSource fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling and/or servicing agents, and to pay for other distribution related expenses. Selling and/or servicing agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.

For Legacy Columbia fund Class E, Class R shares and, with the exception noted in the next sentence, Class A shares, the Distributor begins to pay these fees immediately after purchase. For Legacy Columbia fund Class B, Class F, Class A (if purchased as part of a purchase of shares of $1 million or more) and, with the exception noted in the next sentence, Class C shares, the Distributor begins to pay these fees 12 months after purchase (for Columbia fund Class B and Class F shares, and, for the first 12 months following the sale of Columbia Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling and/or servicing agents, and to pay for other distribution related expenses). For Legacy Columbia fund Class C shares, selling and/or servicing agents may opt to decline payment of sales commission and, instead, may receive these fees immediately after purchase. Selling and/or servicing agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.

If you maintain shares of the Fund directly with the Fund, without working directly with a financial advisor or selling and/or servicing agent, distribution and service fees may be retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.

Over time, these distribution and/or shareholder service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue in effect. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other additional fees for providing services to your account, which may be different from those described here.

S.20

Class T Shareholder Service Fees

The Funds that offer Class T shares have adopted a shareholder servicing plan that permits them to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. Equity Funds (including Columbia Asset Allocation Fund) may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but such fees will not exceed the Fund’s net investment income attributable to Class T shares. These fees are currently limited to an aggregate annual rate of not more than 0.30% of the Fund’s average daily net assets attributable to Class T shares for shareholder liaison services and administrative support services. Fixed income Funds may pay shareholder service fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class T shares (comprised of an annual rate of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services), but such fees will not exceed the Fund’s net investment income attributable to Class T shares. These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund’s average daily net assets attributable to Class T shares for shareholder liaison services and administrative support services, other than Columbia Rhode Island Intermediate Municipal Bond Fund, for which the limit currently is 0.00%.

Class R3 and Class R4 Shares Plan Administration Fee

Class R3 and Class R4 shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the class.

Selling and/or Servicing Agent Compensation

The Distributor and the investment manager make payments, from their own resources, to selling and/or servicing agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that intermediary, gross sales of the Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that a selling and/or servicing agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the intermediary.

The Distributor and the investment manager may make payments in larger amounts or on a basis other than those described above when dealing with certain selling and/or servicing agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling and/or servicing agents to offset credits that they may provide to customers.

The Distributor, the Transfer Agent and the investment manager may also make payments to financial intermediaries, including other Ameriprise Financial affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those selling and/or servicing agents for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by selling and/or servicing agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

For all classes other than Class Y shares, the Funds may reimburse the Transfer Agent for amounts paid to selling and/or servicing agents that maintain assets in omnibus accounts, subject to an annual cap that varies among Funds. Generally, the annual cap for each Fund (other than the Columbia Acorn funds) is 0.20% of the average aggregate value of the Fund’s shares maintained in each such account for selling and/or servicing agents that seek payment by the Transfer Agent based on a percentage of net assets. Please see the SAI for additional information. The annual cap for Columbia Acorn funds is 0.05% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the investment manager. The Distributor and the investment manager may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

S.21

Amounts paid by the Distributor and the investment manager and their affiliates are paid out of the Distributor’s and the investment manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the investment manager and their affiliates, as well as a list of the selling and/or servicing agents, including Ameriprise Financial affiliates, to which the Distributor and the investment manager have agreed to make marketing support payments. Your selling and/or servicing agent may charge you fees and commissions in addition to those described in the prospectus. You should consult with your selling and/or servicing agent and review carefully any disclosure your selling and/or servicing agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling and/or servicing agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentalstm

NAV Calculation

Each of the Fund’s share classes calculates its NAV per share as follows:

(Value of assets of the share class)
NAV	=	− (Liabilities of the share class)

Number of outstanding shares of the class

FUNDamentalstm

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still change on days that the NYSE is closed, including to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. For a Fund organized as a fund-of-funds, the assets will consist primarily of shares of the underlying funds, which are valued at their NAVs.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the investment manager’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

S.22

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

For money market Funds, the Fund’s investments are valued at amortized cost, which approximates market value.

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day are priced at the Fund’s net asset value per share on that day. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to your order is also called the trade date.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling and/or servicing agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.

Qualified customers can obtain a Medallion Signature Guarantee from any financial institution — including commercial banks, credit unions and broker/dealers — that participates in one of the three Medallion Signature Guarantee programs recognized by the Securities and Exchange Commission. These Medallion Signature Guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). Please note that a guarantee from a notary public is not acceptable.

A Medallion Signature Guarantee is required if:

•	The amount is greater than $100,000.

•	You want your check made payable to someone other than the registered account owner(s).

•	Your address of record has changed within the last 30 days.

•	You want the check mailed to an address other than the address of record.

•	You want the proceeds sent to a bank account not on file.

•	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at The Funds, c/o Columbia Management Investment Services Corp at the following address (regular mail) P.O. Box 8081, Boston, MA 02266-8081 and (express mail) 30 Dan Road, Canton, MA 02021-2809.

S.23

Telephone Transactions

For Class A, Class B, Class C, Class R, Class T, Class Y and Class Z shareholders, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and social security number (SSN) or taxpayer identification number (TIN) available when calling.

You can sell up to and including an aggregate of $100,000 of shares via the telephone per day, per Fund, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund through your bank account as an Automated Clearing House (ACH) transaction via the telephone if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. The Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once Class A, Class B, Class C, Class R, Class T, Class Y and Class Z shareholders have an account, they may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services.

You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.

Customer Identification Program

U.S. Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., SSN or TIN). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy — Class A, B, C, T and Z Share Accounts Below $250

The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling and/or servicing agent. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.

The Fund may also sell your Fund shares if your selling and/or servicing agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

S.24

Small Account Policy — Class A, B, C, T and Z Share Accounts Minimum Balance Fee

If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling and/or servicing agent. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.

Each Fund reserves the right to change its minimum investment requirements. The Funds also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy (Accounts Below $250 and Minimum Balance Fee)

The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class E, Class F, Class R, Class R3, Class R4, Class R5, Class Y or Class W shares; shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under $250 does not apply to individual retirement plans.

Small Account Policy — Broker/Dealer and Wrap Fee Accounts

The Funds may automatically redeem at any time broker/dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors redeeming Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling and/or servicing agents, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling and/or servicing agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Exchanging Shares — Excessive Trading Practices for more information.

Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

S.25

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations — If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling and/or servicing agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling and/or servicing agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling and/or servicing agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling and/or servicing agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling and/or servicing agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading — Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•	interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

S.26

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Excessive Trading Practices Policy of Money Market Funds

The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

Opening an Account and Placing Orders

We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

The Funds are available directly and through broker-dealers, banks and other selling and/or servicing agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling and/or servicing agents.

Not all selling and/or servicing agents offer the Funds and certain selling and/or servicing agents that offer the Funds may not offer all Funds on all investment platforms. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling and/or servicing agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling and/or servicing agent, find another selling and/or servicing agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

Selling and/or servicing agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling and/or servicing agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling and/or servicing agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of one of these financial intermediaries and/or its selling and/or servicing agents to carry out its obligations to its customers.

S.27

As stated above, you may establish and maintain your account with a selling and/or servicing agent authorized by the Distributor to sell fund shares or directly with the Fund. The Fund may engage selling and/or servicing agents to receive purchase orders and exchange (and sale) orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice. The Funds encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent.

Accounts established directly with the Fund

You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

Mail your check and completed application to The Funds, c/o Columbia Management Investment Services Corp. (regular mail) P.O. Box 8081, Boston, MA 02266-8081 or (express mail) 30 Dan Road, Canton, MA 02021-2809. You may also use these addresses to request an exchange or redemption of Fund shares.

You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.

Buying Shares

Eligible Investors

Class A and Class C Shares

Class A and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. For money market Funds, new investments must be made in Class A, Class I (available as a new investment only to the Funds (i.e., Fund-of-Fund investment)), Class T, Class W or Class Z shares of the Fund, subject to eligibility. Class C and Class R of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the Class and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering these classes of shares.

Class B Shares Closed

The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below.

Additional Class B shares will be issued only to existing investors in Class B shares and only through the following two types of transactions (Qualifying Transactions):

•	Dividend and/or capital gain distributions may continue to be reinvested in Class B shares of a Fund.

•	Shareholders invested in Class B shares of a Fund may exchange those shares for Class B shares of other Funds offering such shares. Certain exceptions apply, including that not all Funds may permit exchanges.

Any initial purchase orders for the Fund’s Class B shares will be rejected (other than through a Qualifying Transaction that is an exchange transaction).

S.28

Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling and/or servicing agent through the National Securities Clearing Corporation (NSCC) as described in more detail below) that are initial investments in Class B shares or that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the front-end sales charge that generally applies to Class A shares. For additional information about Class A shares, see Choosing a Share Class — Class A Shares — Front-end Sales Charges. Your selling and/or servicing agent may have different policies not described here, including a policy to reject purchase orders for a Fund’s Class B shares or to automatically invest the purchase amount in a money market fund. Please consult your selling and/or servicing agent to understand their policy.

Additional purchase orders for a Fund’s Class B shares by an existing Class B shareholder, submitted by such shareholder’s selling and/or servicing agent through the NSCC, will be rejected due to operational limitations of the NSCC. Investors should consult their selling and/or servicing agent if they wish to invest in the Fund by purchasing a share class of the Fund other than Class B shares.

Dividend and/or capital gain distributions from Class B shares of a Fund will not be automatically invested in Class B shares of another Fund. Unless contrary instructions are received in advance of the date of declaration, such dividend and/or capital gain distributions from Class B shares of a Fund will be reinvested in Class B shares of the same Fund that is making the distribution.

Class E and Class F Shares Closed

Class E and Class F shares are closed to new investors and new accounts. Shareholders who opened and funded an account with the Fund as of September 22, 2006 (including accounts once funded that subsequently reached a zero balance) (i) may continue to make additional purchases of Class E and Class F shares and (ii) will continue to have their dividend and capital gains distributions reinvested. These share classes are designed for investors who wish to make an irrevocable gift to a child, grandchild or other individual. Shares are held in an irrevocable trust until a specified date, at which time they pass to a beneficiary.

Class I Shares

Class I shares are currently only available to the Funds (i.e., Fund of Fund investments). Class I shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. The Distributor, in its sole discretion, may accept investments in Class I shares from other institutional investors.

Class R Shares

Class R shares can only be bought through eligible health savings accounts sponsored by third party platforms, including those sponsored by Ameriprise Financial affiliates, and the following eligible retirement plans: 401(k) plans; 457 plans; employer-sponsored 403(b) plans; profit sharing and money purchase pension plans; defined benefit plans; and non-qualified deferred compensation plans. Class R shares are not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares. The Distributor, in its sole discretion, may accept investments in Class R shares from other institutional investors.

Class R3, Class R4 and Class R5 Shares

Class R3, Class R4 and Class R5 shares are closed to new investors and new accounts effective as of the close of business on December 31, 2010, subject to certain limited exceptions described below.

Shareholders who opened and funded a Class R3, Class R4 or Class R5 account with the Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of these share classes. Plans may continue to make additional purchases of Fund shares and add new participants, and new plans sponsored by the same or an affiliated sponsor may invest in the Fund (and add new participants) if an initial plan so sponsored invested in the Fund as of December 31, 2010 (or has approved the Fund as an investment option as of December 31, 2010 and funds its initial account with the Fund prior to March 31, 2011) and holds Fund shares at the plan level.

S.29

In the event that an order to purchase Class R3, Class R4 or Class R5 shares is received by the Fund or the Transfer Agent after the close of business on December 31, 2010 (other than as described above) from a new investor or a new account that is not eligible to purchase shares, that order will be refused by the Fund and the Transfer Agent and any money that the Fund or the Transfer Agent received with the order will be returned to the investor or the selling and/or servicing agent, as appropriate, without interest.

Class R3, Class R4 and Class R5 shares are designed for qualified employee benefit plans, trust companies or similar institutions, charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, state sponsored college savings plans established under Section 529 of the Internal Revenue Code, and health savings accounts created pursuant to public law 108-173. Additionally, if approved by the Distributor, Class R5 shares are available to institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments. Class R3, Class R4 and R5 shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. Class R3, Class R4 shares and Class R5 shares of the Fund may be exchanged for Class R3 shares, Class R4 shares and Class R5 shares, respectively, of another Fund.

Class T Shares Closed

Class T shares are available for purchase only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Columbia funds (formerly named Liberty funds).

Class W Shares

Class W shares are available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Class W shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another Fund may be made outside of a discretionary managed account. The Distributor, in its sole discretion, may accept investments in Class W shares from other institutional investors.

Class Y Shares

Class Y shares are available only to the following categories of eligible investors:

•	Individual investors and institutional clients (endowments, foundations, defined benefit plans, etc.) who invest at least $1 million in Class Y shares of a single Fund; and

•	Group retirement plans (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans) with plan assets of at least $10 million.

Currently, Class Y shares are offered only to certain former shareholders of the series of the former Columbia Funds Institutional Trust and to institutional and high net worth individuals and clients invested in certain pooled investment vehicles and separate accounts managed by the investment manager.

Class Z Shares

Class Z shares are available only to the categories of eligible investors described below under “Minimum Investment and Account Balance — Class Z Shares Minimum Investments”

In addition, for Class I, Class R, Class W, Class Y and Class Z shares, the Distributor, in its sole discretion, may accept investments from other institutional investors not listed above.

S.30

Minimum Initial Investments, Additional Investments and Account Balances

The table below shows the Fund’s minimum initial investment, additional investment and minimum account balance requirements, which may vary by Fund, class and type of account.

Minimum Investment and Account Balance

	Minimum	Minimum	Minimum
	Initial	Additional	Account
	investment	investments	balance

For all Funds, classes and accounts except those listed below (non-qualified)	$2,000(a)	$100	$250(d)

Individual Retirement Accounts	$1,000	$100	none

Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund, Columbia Absolute Return Currency and Income Fund	$10,000	$100	$5,000

RiverSource Disciplined Small Cap Value Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	$5,000	$100	$2,500

Class I, Class R	none	none	none

Class W	$500	none	$500

Class Y	variable(b)	$100	$250

Class Z	variable(a)(c)	$100	$250(d)

(a)	If your Class A, B, C, T or Z shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a systematic investment plan. If you do not do so, it will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance requirement.
(b)	The minimum initial investment amount for Class Y shares varies depending on eligibility. For eligibility details, see Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class Y Shares.
(c)	The minimum initial investment requirement for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. For details, see Class Z Shares Minimum Investments below.
(d)	If the value of your account falls below $250, your Fund account is subject to automatic redemption of Fund shares. For details, see Small Account Policy above.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. The table below shows the minimum initial investments, minimum additional investments and minimum account balance for investment through a Systematic Investment Plan:

Minimum Investment and Account Balance — Systematic Investment Plans

	Minimum	Minimum	Minimum
	Initial	Additional	Account
	investment	investments	balance*

For all Funds, classes and accounts except those listed below (non-qualified)	$100*(a)	$100	none*(b)

Individual Retirement Accounts	$100*(b)	$50	none

Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund, Columbia Absolute Return Currency and Income Fund	$10,000	$100	$5,000

RiverSource Disciplined Small Cap Value Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	$5,000	$100	$2,500

Class I, Class R	none	none	none

Class W	$500	none	$500

Class Y	variable(c)	$100	none

Class Z	variable(d)	$100	none

*	If your Fund account balance is below the minimum initial investment requirement described in this table, you must make investments at least monthly, as follows:

(a)	money market Funds — $2,000; and
(b)	money market Funds — $1,000.

S.31

(c)	The minimum initial investment amount for Class Y shares varies depending on eligibility. For eligibility details, see Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class Y Shares.
(d)	The minimum initial investment requirement for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. For details, see Class Z Shares Minimum Investments below.

Class Z Shares Minimum Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•	Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the Funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the Funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

•	Any health savings account sponsored by a third party platform and any omnibus group retirement plan for which a selling and/or servicing agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•	Any investor participating in a wrap program sponsored by a selling and/or servicing agent or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following eligible investors is $1,000:

•	Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a selling and/or servicing agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•	Any person employed as of April 30, 2010 by the former investment manager, distributor or transfer agent of the Legacy Columbia funds is eligible to make new and subsequent purchases in the Class Z shares through an individual retirement account.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,000:

•	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

•	Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with a Legacy Columbia fund distributed by the Distributor.

•	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

•	Any investor participating in an account offered by a selling and/or servicing agent or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a selling and/or servicing agent must independently satisfy the minimum investment requirement noted above).

•	Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•	Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Ameriprise Financial and its affiliates and/or subsidiaries.

•	Any person employed as of April 30, 2010 by the former investment manager, distributor or transfer agent of the Legacy Columbia funds is eligible to make new and subsequent purchases in the Class Z shares through a non-retirement account.

•	Certain other investors as set forth in more detail in the SAI.

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The minimum initial investment requirements may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the Distributor.

The Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice.

Dividend Diversification

Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Funds at 800.345.6611 for details. See Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders — Buying Shares — Class B Shares Closed for restrictions applicable to Class B shares.

Wire Purchases

You may buy Class A, Class C, Class E, Class F, Class T, Class Y and Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.345.6611.

Electronic Funds Transfer

You may buy Class A, Class C, Class E, Class F, Class T, Class Y and Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms. The minimum investment amount for additional purchases via electronic funds transfer is $100.

Important: Payments sent by electronic fund transfers, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Fund holds the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.

Other Purchase Rules You Should Know

•	Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You generally buy Class A, Class E and Class T shares at the public offering price per share because purchases of these share classes are generally subject to a front-end sales charge.

•	You buy Class B, Class C, Class F, Class I, Class R, Class R3, Class R4, Class R5, Class W, Class Y and Class Z shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•	The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Remember that Class R, R3, R4 and R5 shares are sold through your eligible retirement plan or health savings account. For detailed rules regarding the sale of these classes of shares, contact the Transfer Agent, your retirement plan or health savings account administrator.

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Wire Redemptions

You may request that your Class A, Class B, Class C, Class E, Class F, Class I, Class T, Class W, Class Y and Class Z share sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. The receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500.

Electronic Funds Transfer

You may sell Class A, Class B, Class C, Class E, Class F, Class T, Class Y and Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B, Class C, Class I, Class T, Class W, Class Y and/or Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the Fund Class’ minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion Signature Guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. Otherwise, the Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Check Redemption Service

Class A shares of the money market Funds offer check writing privileges. If you have $2,000 in a money market Fund, you may request checks which may be drawn against your account. The amount of any check drawn against your money market Fund must be at least $100. You can elect this service on your initial application or thereafter. Call 800.345.6611 for the appropriate forms to establish this service. If you own Class A shares that were both in another Fund at NAV because of the size of the purchase, and then exchanged into a money market Fund, check redemptions may be subject to a CDSC. A $15 charge will be assessed for any stop payment order requested by you or any overdraft in connection with checks written against your money market Fund account.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

•	Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated net asset value per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•	If you sell your shares directly through the Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

•	If you sell your shares through a selling and/or servicing agent, the Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

•	If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Funds will hold the sale proceeds when you sell those shares for a period of time after the trade date of the purchase.

•	No interest will be paid on uncashed redemption checks.

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•	The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind the Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies.

•	For Class E shareholders, if, at the time of the trust’s termination, the beneficiary does not elect to redeem Class E shares held by the trust, the shares automatically will convert to Class A shares of the Fund and be registered in the beneficiary’s name. For Class F shareholders, if, at the time of the trust’s termination, the beneficiary does not elect to redeem Class F shares held by the trust, the shares automatically will convert to Class B shares of the Fund and be registered in the beneficiary’s name. After such conversion, the beneficiary’s shares no longer will convert to Class E shares, but will convert to Class A shares in accordance with the applicable conversion schedule for Class B shares. Automatic conversion of Class B shares to Class A shares occurs eight years after purchase for these shares. For purposes of calculating the conversion period, the beneficiary ownership period for the Class B shares will begin at the time the Class F shares were purchased.

•	For Class E and Class F shareholders, if the beneficiary under a Columbia Advantage Plan trust exercises his or her withdrawal rights, the financial advisor may be required to refund to the Distributor any sales charge or initial commission previously retained or paid on the withdrawn Class E and/or Class F shares or amount redeemed.

Exchanging Shares

You can generally sell shares of a Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. You may be subject to a sales charge if you exchange from a money market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling and/or servicing agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your financial advisor for more information.

Systematic Exchanges

You may buy Class A, Class C, Class T, Class W, Class Y and/or Class Z shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling and/or servicing agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value next calculated after your exchange order is received in good form.

•	Once the Fund receives your exchange request, you cannot cancel it after the market closes.

•	The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.

•	Shares of the purchased Fund may not be used on the same day for another exchange or sale.

•	You can generally make exchanges between like share classes of any Fund. Some exceptions apply.

•	If you exchange shares from Class A shares of a money market Fund to a non-money market Fund, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of a money market Fund into Class C shares of a non-money market Fund, you may not exchange from Class C shares of that non-money market Fund back to Class A shares of a money market Fund.

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•	A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. If your initial investment was in a money market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C, Class E, Class F and Class T shares of the Funds.

•	If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into a money market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.

•	If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.

•	Class T shares may be exchanged for Class T or Class A shares. Class T shares exchanged into Class A shares cannot be exchanged back into Class T shares.

•	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund.

•	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your selling and/or servicing agent for more information.

•	You generally may make an exchange only into a Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.

•	Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another Fund. You may continue to hold these shares in the original Fund. Changing your investment to a different Fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new Fund.

You may exchange or sell shares by having your selling and/or servicing agent process your transaction. If you maintain your account directly with your selling and/or servicing agent, you must contact that agent to exchange or sell shares of the Fund. If your account was established directly with the Fund, there are a variety of methods you may use to exchange or sell shares of the Fund.

Same-Fund Exchange Privilege for Class Z Shares

Certain shareholders invested in a class of shares other than Class Z may become eligible to invest in Class Z shares. Upon a determination of such eligibility, any such shareholders will be eligible to exchange their shares for Class Z shares of the same Fund, if offered. No sales charges or other charges will apply to any such exchange, except that when Class B shares are exchanged for Class Z shares, any CDSC charges applicable to Class B shares will be applied. Ordinarily, shareholders will not recognize a gain or loss for U.S. federal income tax purposes upon such an exchange. Investors should contact their selling and/or servicing agents to learn more about the details of the Class Z shares exchange privilege.

Ways to Request a Sale or Exchange of Shares

Account established with your selling and/or servicing agent

You can exchange or sell Fund shares by having your financial advisor or selling and/or servicing agent process your transaction. They may have different policies not described in this prospectus, including different transaction limits, exchange policies and sale procedures.

Mail your sale or exchange request to The Funds, c/o Columbia Management Investment Services Corp. (regular mail) P.O. Box 8081, Boston, MA 02266-8081 or (express mail) 30 Dan Road, Canton, MA 02021-2809.

Include in your letter: your name; the name of the Fund(s); your account number; the class of shares to be exchanged or sold; your social security number (SSN) or taxpayer identification number (TIN); the dollar amount or number of shares you want to exchange or sell; specific instructions regarding delivery or exchange destination; signature(s) of registered account owner(s); and any special documents the Transfer Agent may require in order to process your order.

Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•	A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund — which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the financial selling and/or servicing agent through which you purchased shares may have different policies). You can do this by writing the Funds at the addresses and telephone numbers listed at the beginning of the section entitled Choosing a Share Class. No sales charges apply to the purchase or sale of such shares.

For accounts held directly with the Fund, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest, check the Fund’s distribution schedule, which is available at the Funds’ websites and/or by calling the Funds’ telephone numbers listed at the beginning of the section entitled Choosing a Share Class.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

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Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for U.S. federal income tax purposes. In addition, you should be aware of the following considerations applicable to all Funds (unless otherwise noted):

•	The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you. In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.

•	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•	Certain derivative instruments when held in a Fund’s portfolio subject the Fund to special tax rules, the effect of which may be to accelerate income to the Fund, defer fund losses, cause adjustments in the holding periods of Fund portfolio securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.

•	Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option. If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund’s basis in the security. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Gain or loss with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gain or loss. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term gain equal to the premium received.

•	For tax-exempt Funds: Tax-exempt Funds expect that distributions will consist primarily of exempt-interest dividends. Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state generally will be exempt from such taxes, but may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax.

•	For tax-exempt Funds: The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund’s net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•	Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•	For taxable fixed income Funds: Taxable fixed-income Funds expect that distributions will consist primarily of ordinary income.

•	For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at lower net long-term capital gain rates. It is currently unclear whether Congress will extend this provision to taxable years beginning after December 31, 2010. Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income Funds and tax-exempt Funds: Taxable fixed income Funds and tax-exempt Funds do not expect a significant portion of Fund distributions to be derived from qualified dividend income.

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•	For taxable years beginning on or before December 31, 2010, the maximum individual U.S. federal income tax rate on net long-term capital gain (and thus qualified dividend income) has been temporarily reduced to 15%. It is currently unclear whether Congress will extend this rate reduction to taxable years beginning after December 31, 2010.

•	A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed.

•	The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct TIN or SSN or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

•	Class E and Class F shareholders, under the Columbia Gift Plan, the trustee will file all federal and state income tax returns and pay all related income taxes for income and capital gains earned prior to the trust’s termination. Under the Columbia Advantage Plan, the beneficiary will be obligated to report any income and capital gains earned by the trust on his or her own tax returns and to pay any related income taxes.

•	Class E and Class F shareholders, you should consult with your own tax advisor about the particular tax consequences to you of making a gift and holding Fund shares through a trust, including any applicable federal or state estate or gift tax consequences.

•	If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in income your share of the foreign taxes paid by the Fund. You may be able to either deduct this amount from your income or claim it as a foreign tax credit. There is no assurance that the Fund will make a special election for a taxable year, even if it is eligible to do so.

For a Fund organized as a fund-of-funds. Because most of the Fund’s investments are shares of underlying Funds, the tax treatment of the Fund’s gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.

FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

Additional Services and Compensation

In addition to acting as the Fund’s investment manager, Columbia Management Investment Advisers, LLC (Columbia Management) and its affiliates also receive compensation for providing other services to the Funds.

Administration Services. Ameriprise Financial, Inc., 200 Ameriprise Financial Center, Minneapolis, MN 55474, provides or compensates others to provide administrative services to the Legacy RiverSource funds, which includes the Seligman and Threadneedle branded funds. These services include administrative, accounting, treasury, and other services. Fees paid by a these Funds for these services are included under “Other expenses” in the expense table of the Fund.

Distribution and Shareholder Services. Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.), One Financial Center, Boston, MA 02111, provides underwriting and distribution services to the Funds.

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Transfer Agency Services. Columbia Management Investment Services Corp. (formerly RiverSource Service Corporation), One Financial Center, Boston, MA 02111, provides or compensates others to provide transfer agency services to the Funds. The Funds pay the Transfer Agent a fee that may vary by class, as set forth in the SAI, and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the Funds. Fees paid by a Fund for these services are included under “Other expenses” in the expense table of the Fund.” The Transfer Agent pays a portion of these fees to selling and servicing agents that provide sub-recordkeeping and other services to Fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the Transfer Agent agreements.

Additional Management Information

Affiliated Products. Columbia Management serves as investment manager to the Funds, including those that are structured to provide asset-allocation services to shareholders of those Funds (funds of funds) by investing in shares of other Funds (collectively referred to as underlying funds) and to discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in underlying funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of the underlying funds, and Columbia Management seeks to balance potential conflicts between the affiliated products and the underlying funds in which they invest. The affiliated products investment in the underlying funds may also have the effect of creating economies of scale (including lower expense ratios) because the affiliated products may own substantial portions of the shares of underlying funds and, comparatively, a redemption of underlying fund shares by one or more affiliated products could cause the expense ratio of an underlying fund to increase as its fixed costs would be spread over a smaller asset base. Because of these large positions of the affiliated products, the underlying funds may experience relatively large purchases or redemptions. Although Columbia Management may seek to minimize the impact of these transactions, for example, by structuring them over a reasonable period of time or through other measures, underlying funds may experience increased expenses as they buy and sell securities to manage these transactions. When Columbia Management structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, these affiliated products, including funds of funds, may pay more or less for shares of the underlying funds than if the transactions were executed in one transaction. In addition, substantial redemptions by the affiliated products within a short period of time could require the underlying fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing the underlying fund to realize a loss. Substantial redemptions may also adversely affect the ability of the investment manager to implement the underlying fund’s investment strategy. Columbia Management also has an economic conflict of interest in determining the allocation of the affiliated products’ assets among the underlying funds as it earns different fees from the underlying funds. Columbia Management monitors expense levels of the Funds and is committed to offering funds that are competitively priced. Columbia Management reports to the Board of each fund of funds on the steps it has taken to manage any potential conflicts. See the SAI for information on the percent of the Fund owned by affiliated products.

Cash Reserves. A Fund may invest its daily cash balance in a money market fund selected by Columbia Management, including but not limited to RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market Fund established for the exclusive use of the Funds and other institutional clients of Columbia Management. While Short-Term Cash Fund does not pay an advisory fee to Columbia Management, it does incur other expenses. A Fund will invest in Short-Term Cash Fund or any other money market fund selected by Columbia Management only to the extent it is consistent with the Fund’s investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.

Fund Holdings Disclosure. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a Fund. A description of these policies and procedures is included in the SAI.

Legal Proceedings. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Information regarding certain pending and settled legal proceedings may be found in the fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

S.40

Appendix A

UNDERLYING FUNDS — INVESTMENT OBJECTIVES AND STRATEGIES

The following is a brief description of the investment objectives and strategies of the underlying funds. Columbia Management may add new underlying funds for investment or change underlying funds without the approval of shareholders. Additional information regarding the underlying funds is available in the applicable fund’s prospectus and Statement of Additional Information. This prospectus is not an offer for any of the underlying funds.

Underlying Funds	Investment Objectives and Strategies
Equity Funds

Columbia Dividend Opportunity Fund	The Fund seeks to provide shareholders with a high level of current income. Secondary objective is growth of income and capital. The Fund’s assets are primarily invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets in dividend-paying common and preferred stocks. The selection of dividend-paying stocks is the primary decision in building the investment portfolio. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

Columbia Large Core Quantitative Fund	The Fund seeks to provide shareholders with long-term capital growth. Under normal market conditions, at least 80% of the Fund’s net assets are invested in equity securities of companies listed on U.S. exchanges with market capitalizations greater than $5 billion at the time of purchase.

Columbia Large Value Quantitative Fund	The Fund seeks to provide shareholders with long-term capital growth. Under normal market conditions, at least 80% of the Fund’s net assets will be invested in equity securities of companies with market capitalizations of over $5 billion at the time of purchase or that are within the capitalization range of companies in the Russell 1000 Value Index (the Index) at the time of purchase. The market capitalization range and composition of the Index are subject to change.

Columbia Small Value Quantitative Fund	The Fund seeks to provide shareholders with long-term capital growth. Under normal market conditions, at least 80% of the Fund’s net assets are invested in small capitalization equity securities. For these purposes, small capitalization equity securities are securities of companies with market capitalizations that fall within the range of companies that comprise the Russell 2000® Value Index (the Index) at the time of investment. The market capitalization range and composition of the Index is subject to change.

RiverSource Disciplined International Equity Fund	The Fund seeks to provide shareholders with long-term capital growth. Under normal market conditions, at least 80% of the Fund assets will be invested in equity securities of foreign issuers or in instruments that provide exposure to both developed and emerging markets issuers.

RiverSource Disciplined Small and Mid Cap Equity Fund	The Fund seeks to provide shareholders with long-term capital growth. Under normal market conditions, at least 80% of the Fund’s net assets are invested in equity securities of companies with market capitalizations of up to $5 billion or that fall within the range of companies that comprise the Russell 2500TM Index (the Index) at the time of investment. The market capitalization range and composition of the Index is subject to change. Up to 25% of the Fund’s net assets may be invested in foreign investments.

A.1  COLUMBIA INCOME BUILDER FUND — 2011 PROSPECTUS

Underlying Funds	Investment Objectives and Strategies
RiverSource Real Estate Fund	The Fund seeks to provide shareholders with total return from both current income and capital appreciation. The Fund is a non-diversified fund that invests primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of companies operating in the real estate industry, including equity securities of real estate investment trusts (REITs), and other real estate related investments companies that invest in real estate or real estate debt and which qualify for REIT tax status.

Fixed Income Funds
Columbia Diversified Bond Fund	The Fund seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time. Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and other debt securities. At least 50% of the Fund’s net assets will be invested in securities like those included in the Barclays Capital U.S. Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. Although the Fund emphasizes high- and medium-quality debt securities, it will assume some credit risk in an effort to achieve higher yield and/or capital appreciation by buying lower-quality bonds. Up to 25% of the Fund’s net assets may be invested in foreign investments, which may include investments in emerging markets.

Columbia Emerging Markets Bond Fund	The Fund seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation. The Fund is a non-diversified fund that invests primarily in fixed income securities of emerging markets issuers. Emerging markets include any country determined to have an emerging market economy. Emerging markets include any country that is not defined by the World Bank as a High Income OECD country. The OECD (Organization for Economic Co-operation and Development) is a group of 30 member countries sharing a commitment to democratic government and the market economy. Under normal market conditions, at least 80% of the Fund’s net assets will be invested in fixed income securities of issuers that are located in emerging markets countries, or that earn 50% or more of their total revenues from goods or services produced in emerging markets countries or from sales made in emerging markets countries. Such securities may be denominated in either non-U.S. currencies or the U.S. dollar. While the Fund may invest 25% or more of its total assets in the securities of foreign governmental and corporate entities located in the same country, it will not invest 25% or more of its total assets in any single foreign issuer. Emerging market fixed income securities are generally rated in the lower rating categories of recognized rating agencies or considered by the investment manger to be of comparable quality. These lower quality fixed income securities are often called “junk bonds.” The Fund may invest up to 100% of its assets in these lower rated securities.

Columbia Floating Rate Fund	The Fund seeks to provide shareholders with a high level of current income and, as a secondary objective, preservation of capital. Under normal market conditions, at least 80% of the Fund’s net assets will be invested in floating rate loans and other floating rate debt securities. These debt obligations will generally be rated non-investment grade by recognized rating agencies (similar to “junk bonds”) or, if unrated, be considered by the investment manager to be of comparable quality. Up to 25% of the Fund’s net assets may be invested in foreign investments.

COLUMBIA INCOME BUILDER FUND — 2011 PROSPECTUS  A.2

Underlying Funds	Investment Objectives and Strategies
Columbia Global Bond Fund	The Fund seeks to provide shareholders with high total return through income and growth of capital. The Fund is a non-diversified mutual fund that invests primarily in debt obligations of U.S. and foreign issuers. Under normal market conditions, at least 80% of the Fund’s net assets will be invested in investment-grade corporate or government debt obligations, including money market instruments of issuers located in at least three different countries. Although the Fund emphasizes high and medium-quality debt securities, it may assume some credit risk in seeking to achieve higher dividends and/or capital appreciation by buying below investment-grade bonds (junk bonds).

Columbia High Yield Bond Fund	The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth. Under normal market conditions, the Fund will invest at least 80% of its net assets in high-yield debt instruments (commonly referred to as “junk”). These high yield debt instruments include corporate debt securities as well as bank loans rated below investment grade by a nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality. Up to 25% of the Fund may be invested in high yield debt instruments of foreign issuers.

Corporate debt securities in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities. Bank loans (which may commonly be referred to as “floating rate loans”), which are another form of financing, are typically secured, with interest rates that adjust or “float” periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR (London Interbank Offered Rate), plus a premium). Secured debt instruments are ordinarily secured by specific collateral or assets of the issuer or borrower such that holders of these instruments will have claims senior to the claims of other parties who hold unsecured instruments.

Columbia Income Opportunities Fund	The Fund seeks to provide shareholders with a high total return through current income and capital appreciation. Under normal market conditions, the Fund’s assets are invested primarily in income-producing debt securities, with an emphasis on the higher rated segment of the high-yield (junk bond) market. These income producing debt securities include corporate debt securities as well as bank loans. The Fund will purchase only securities rated B or above, or unrated securities believed to be of the same quality. If a security falls below a B rating, the Fund may continue to hold the security. Up to 25% of the Fund’s net assets may be in foreign investments. Corporate debt securities in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities. Bank loans (which may commonly be referred to as “floating rate loans”), which are another form of financing, are typically secured, with interest rates that adjust or “float” periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR (London Interbank Offered Rate), plus a premium). Secured debt instruments are ordinarily secured by specific collateral or assets of the issuer or borrower such that holders of these instruments will have claims senior to the claims of other parties who hold unsecured instruments.

A.3  COLUMBIA INCOME BUILDER FUND — 2011 PROSPECTUS

Underlying Funds	Investment Objectives and Strategies
Columbia Inflation Protected Securities Fund	The Fund seeks to provide shareholders with total return that exceeds that the rate of inflation over the long-term. The Fund is a non-diversified fund that, under normal market conditions, invests at least 80% of its net assets in inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. The Fund currently intends to focus on inflation-protected debt securities issued by the U.S. Treasury. The Fund invests only in securities rated investment grade. Inflation-protected securities are designed to protect the future purchasing power of the money invested in them. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury uses the Consumer Price Index for Urban Consumers (non-seasonally adjusted) as the inflation measure.

Columbia Limited Duration Credit Fund	The Fund seeks to provide shareholders with a level of current income consistent with preservation of capital. Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and other debt securities. The Fund will primarily invest in debt securities with short- and intermediate-term maturities. The Fund will primarily invest in corporate bonds, securities issued by the U.S. government, and mortgage- and asset-backed securities. The Fund may invest up to 15% of its net assets in securities rated below investment grade. Up to 25% of the Fund’s net assets may be invested in foreign investments, which may include investments in emerging markets.

Columbia U.S. Government Mortgage Fund	The Fund seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital. The Fund’s assets primarily are invested in mortgage-backed securities. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in mortgage related securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities. This includes, but is not limited to Government National Mortgage Association (GNMA or Ginnie Mae) mortgage-backed bonds, which are backed by the full faith and credit of the United States; and Federal National Mortgage Association (FNMA or Fannie Mae) and Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) mortgage-backed bonds. FNMA and FHLMC are chartered or sponsored by Acts of Congress; however, their securities are neither issued nor guaranteed by the United States Treasury.

Money Market Funds

Columbia Money Market Fund	The Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. The Fund’s assets primarily are invested in money market instruments, such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank certificates of deposit, bankers’ acceptances, letters of credit, and commercial paper, including asset-backed commercial paper. The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. banks, U.S. branches of foreign banks and U.S. government securities. Additionally, the Fund may invest up to 35% of its total assets in U.S. dollar-denominated foreign investments.

COLUMBIA INCOME BUILDER FUND — 2011 PROSPECTUS  A.4

Underlying Funds	Investment Objectives and Strategies
Alternative Investment Strategies

Columbia Absolute Return Currency and Income Fund	The Fund seeks to provide shareholders with positive absolute return. The Fund is a non-diversified fund that, under normal market conditions, will invest at least 80% of its net assets (including any borrowings for investment purposes) in short-duration debt obligations (or securities that invest in such debt obligations, including an affiliated money market fund) and forward foreign currency contracts. In pursuit of the Fund’s objective, to provide absolute return, the investment manager seeks to generate positive total returns from the income produced by the short-term debt obligations, plus (minus) the gain (loss) resulting from fluctuations in the values of various foreign currencies relative to the U.S. dollar.

The Fund’s investment in short-duration debt obligations will consist primarily of(i) U.S. dollar denominated non-government, corporate and structured debt securities rated investment grade, or, if unrated, determined to be of comparable quality by the investment manager, and (ii) shares of an affiliated money market fund. A small portion of the Fund’s portfolio may consist of U.S. government securities. In addition to producing income, these holdings will be designated by the Fund, as necessary, to cover obligations with respect to, or that may result from, the Fund’s investments in forward currency contracts. The Fund targets a portfolio duration of one to five months but may extend the portfolio duration up to one year.

It is expected that the gross notional value of the Fund’s forward foreign currency contracts will be equivalent to at least 80% of the Fund’s net assets.

A.5  COLUMBIA INCOME BUILDER FUND — 2011 PROSPECTUS

Appendix B

UNDERLYING FUNDS — RISKS

The following is a brief description of principal risks associated with the underlying funds in which the Fund may invest as part of their principal investment strategies. Additional information regarding the principal risks for the underlying funds is available in the applicable underlying fund’s prospectus and Statement of Additional Information. This prospectus is not an offer for any of the underlying funds.

	Columbia			RiverSource
	Absolute	Columbia	Columbia	Disciplined	Columbia	RiverSource	RiverSource	Columbia	Columbia	Columbia	Columbia	Columbia	Columbia	Columbia	Columbia	Columbia	RiverSource	Columbia
	Return Currency	Money	Large	International	Large	Disciplined	Disciplined	Dividend	Diversified	Emerging	Floating	Global	High	Income	Inflation	Limited	Real	U.S.
Risk	and Income	Market	Core Quantitative	Equity	Value Quantitative	Small and Mid Cap Equity	Small Cap Value	Opportunity	Bond	Markets Bond	Rate	Bond	Yield Bond	Opportunities	Protected Securities	Duration Credit	Estate	Government Mortgage
Active Management Risk	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X

Concentration Risk	X	X

Confidential Information Access Risk											X

Counterparty Risk	X										X		X	X

Credit Risk	X	X							X	X	X	X	X	X	X	X		X

Derivatives Risk	X		X	X	X	X	X	X	X	X	X	X	X	X	X	X		X

Diversification Risk	X									X		X			X		X

Foreign Currency Risk	X

Geographic Concentration Risk	X									X		X

Highly Leveraged Transactions Risk											X		X	X

High-Yield Securities Risk																X

Impairment of Collateral Risk											X		X	X

Inflation Protected Securities Risk															X

Interest Rate Risk	X	X							X	X	X	X	X	X	X	X		X

Issuer Risk			X	X	X	X	X	X	X

Liquidity Risk									X	X	X	X	X	X		X

Market Risk	X		X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X

Prepayment and Extension Risk	X								X		X	X	X	X	X	X		X

Quantitative Model Risk	X		X	X	X	X	X	X

Real Estate Industry Risk																	X

Reinvestment Risk	X	X

Risks of Foreign/Emerging Markets Investing				X		X	X	X	X	X	X	X	X	X		X

Sector Risk					X			X		X		X

Small and Mid-Sized Company Risk						X		X

Small Company Risk							X

Tax Risk	X

COLUMBIA INCOME BUILDER FUND — 2011 CLASS R PROSPECTUS  B.1

Active Management Risk. Each underlying fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the underlying fund’s investment objectives. Due to their active management, the underlying funds could underperform other mutual funds with similar investment objectives.

Concentration Risk. The more a fund diversifies, the more it spreads risk. For example, if the Fund concentrates its investments in banks, the value of these investments may be adversely affected by economic or regulatory developments in the banking industry.

Confidential Information Access Risk. In managing the underlying fund, the investment manager normally will seek to avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans being considered for acquisition by the underlying fund, or held in the underlying fund. In many instances, issuers of floating rate loans offer to furnish Confidential Information to prospective purchasers or holders of the issuer’s floating rate loans to help potential investors assess the value of the loan. The investment manager’s decision not to receive Confidential Information from these issuers may disadvantage the Fund as compared to other floating rate loan investors, and may adversely affect the price the underlying fund pays for the loans it purchases, or the price at which the underlying fund sells the loans. Further, in situations when holders of floating rate loans are asked, for example, to grant consents, waivers or amendments, the investment manager’s ability to assess the desirability of such consents, waivers or amendments may be compromised. For these and other reasons, it is possible that the investment manager’s decision under normal circumstances not to receive Confidential Information could adversely affect the underlying fund’s performance.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a security or loan held by an underlying fund becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The underlying fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and there may be no recovery or limited recovery in such circumstances. The underlying fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the underlying fund purchases unrated securities, or if the rating of a security is reduced after purchase, the underlying fund will depend on the investment manager’s analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called “high-yield” or “junk” bonds, may react more to perceived changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in interest rates. Non-investment grade securities may have greater price fluctuations and are more likely to experience a default than investment grade bonds.

Derivatives Risk. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the underlying fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the underlying fund. Derivative instruments in which the underlying funds invest will typically increase each such fund’s exposure to principal risks to which they are otherwise exposed, and may expose the fund to additional risks, including correlation risk, hedging risk, leverage risk, and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the underlying fund.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the underlying fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.

B.2  COLUMBIA INCOME BUILDER FUND — 2011 CLASS R PROSPECTUS

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

Foreign Currency Risk. The underlying fund’s exposure to foreign currencies subjects the underlying fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the U.S. or abroad. As a result, the underlying fund’s exposure to foreign currencies may reduce the returns of the underlying fund. Trading of foreign currencies also includes the risk of clearing and settling trades which, if prices are volatile, may be difficult or impossible.

Geographic Concentration Risk. The underlying fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which an underlying fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the underlying fund may be more volatile than a more geographically diversified fund.

Highly Leveraged Transactions Risk. The corporate loans and corporate debt securities in which the underlying fund invests substantially consist of transactions involving refinancings, recapitalizations, mergers and acquisitions, and other financings for general corporate purposes. The underlying fund’s investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as “debtor-in-possession” financings), provided that such senior obligations are determined by the underlying fund’s investment manager upon its credit analysis to be a suitable investment by such underlying fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management’s taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

High-Yield Securities Risk. Non-investment grade fixed-income securities, commonly called “high-yield” or “junk” bonds, may react more to perceived changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in interest rates. Non-investment grade securities may experience greater price fluctuations and are subject to a greater risk of loss than investment grade fixed-income securities.

Impairment of Collateral Risk. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the underlying fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.

Inflation Protected Securities Risk. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, these securities may generate no income at all.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Leverage Risk. Leverage occurs when the underlying fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Due to the fact that short sales involve borrowing securities and then selling them, the underlying fund’s short sales effectively leverage the underlying fund’s assets. The use of leverage may make any change in the underlying fund’s net asset value (NAV) even greater and thus result in increased volatility of returns. The underlying fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the underlying fund to use its other assets to increase the collateral. Leverage can also create an interest expense that may lower the underlying fund’s overall returns. Lastly, there is no guarantee that a leveraging strategy will be successful.

COLUMBIA INCOME BUILDER FUND — 2011 CLASS R PROSPECTUS  B.3

Liquidity Risk. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The underlying fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small companies and for certain specialized instruments such as floating rate loans, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in value securities, may cause a fund to underperform other mutual funds if that style falls out of favor with the market.

Non-Diversification Risk. Although the Funds are diversified funds, certain of the underlying funds are non-diversified funds. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment may therefore have a greater effect on the underlying fund’s performance, non-diversified underlying funds may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid, or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If a loan or security is converted, prepaid, or redeemed before maturity, particularly during a time of declining interest rates or declining spreads, the investment manager may not be able to reinvest in securities or loans providing as high a level of income, resulting in a reduced yield to the underlying fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates or wider spreads because the underlying fund’s investments are locked in at a lower rate for a longer period of time.

Quantitative Model Risk. Certain underlying funds employ quantitative methods that may result in performance different from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors’ historical trends. There can be no assurance that the methodology will enable these underlying funds to achieve their objectives.

Real Estate Industry Risk. Certain underlying funds concentrate their investments in securities of companies operating in the real estate industry, making such underlying fund susceptible to risks associated with the ownership of real estate and with the real estate industry in general. These risks can include fluctuations in the value of the underlying properties, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including real estate investment trusts (REITs). Investments in REITs depend upon specialized management skills, and REITs may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same rate it currently is earning.

Risks of Foreign/Emerging Markets Investing. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following foreign risks:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever an underlying fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

B.4  COLUMBIA INCOME BUILDER FUND — 2011 CLASS R PROSPECTUS

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Sector Risk. If an underlying fund emphasizes one or more economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not emphasize particular sectors. The more an underlying fund diversifies across sectors, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small and Mid-Sized Company Risk. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification experience and competitive strengths of larger companies. Additionally, in many instances, the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

Small Company Risk. Investments in small capitalization companies often involve greater risks than investments in larger, more established companies because small capitalization companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. In addition, in many instances the securities of small capitalization companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

Tax Risk. As a regulated investment company, a fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code of 1986, as amended. The underlying fund currently intends to take positions in forward currency contracts with notional value exceeding 80% of the fund’s total net assets. Although foreign currency gains currently constitute “qualifying income,” the Treasury Department has the authority to issue regulations excluding from the definition of “qualifying income” a fund’s foreign currency gains not “directly related” to its “principal business” of investing in stocks or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the Fund’s foreign currency-denominated positions as not “qualifying income” and there is a remote possibility that such regulations might be applied retroactively, in which case, the underlying fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the underlying fund’s Board of Directors/Trustees may authorize a significant change in investment strategy or fund liquidation.

COLUMBIA INCOME BUILDER FUND — 2011 CLASS R PROSPECTUS  B.5

Additional information about the Fund and its investments is available in the Fund’s SAI, and annual and semiannual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the Fund, contact your financial intermediary or the Fund directly through the address or telephone number below. To make a shareholder inquiry, contact the financial intermediary through whom you purchased shares of the Fund.

P.O. Box 8081
Boston, MA 02266-8081
800.345.6611

Information is also available at columbiamanagement.com

Information about the Fund, including the SAI, can be reviewed at the Securities and Exchange Commission’s (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 202.551.8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission’s Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File #811-499

S-

Preliminary Prospectus
The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Columbia Portfolio Builder Series

Preliminary Prospectus          , 2011

This prospectus describes five Funds, each of which invests in affiliated funds. The objective of each Fund is the highest level of total return that is consistent with an acceptable level of risk.

	Class	Ticker

Columbia Portfolio Builder Conservative Fund
	Class A	( )
	Class B	( )
	Class C	( )
	Class R	( )
	Class R4	( )
	Class Z	( )
Columbia Portfolio Builder Moderate Conservative Fund
	Class A	( )
	Class B	( )
	Class C	( )
	Class R	( )
	Class R4	( )
	Class Z	( )
Columbia Portfolio Builder Moderate Fund
	Class A	( )
	Class B	( )
	Class C	( )
	Class R	( )
	Class R4	( )
	Class Z	( )
Columbia Portfolio Builder Moderate Aggressive Fund
	Class A	( )
	Class B	( )
	Class C	( )
	Class R	( )
	Class R4	( )
	Class Z	( )
Columbia Portfolio Builder Aggressive Fund
	Class A	( )
	Class B	( )
	Class C	( )
	Class R	( )
	Class R4	( )
	Class Z	( )

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

  Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

SUMMARIES OF THE FUNDS

Investment Objectives, Fees and Expenses of the Fund, Principal Investment Strategies of the Fund, Principal Risks of Investing in the Fund, Past Performance, Fund Management, Buying and Selling Shares, Tax Information and Financial Intermediary Compensation

Summary of Portfolio Builder Conservative Fund	3p
Summary of Portfolio Builder Moderate Conservative Fund	6p
Summary of Portfolio Builder Moderate Fund	9p
Summary of Portfolio Builder Moderate Aggressive Fund	12p
Summary of Portfolio Builder Aggressive Fund	15p
More Information About the Funds	18p
Investment Objectives	18p
Principal Investment Strategies of the Funds	18p
Principal Risks of Investing in the Funds	20p
More About Annual Fund Operating Expenses	24p
Other Investment Strategies and Risks	24p
Fund Management and Compensation	25p
Choosing a Share Class	S.1
Comparison of Share Classes	S.1
Sales Charges and Commissions	S.5
Reductions/Waivers of Sales Charges	S.16
Distribution and Service Fees	S.19
Selling and/or Servicing Agent Compensation	S.22
Buying, Selling and Exchanging Shares	S.22
Share Price Determination	S.22
Transaction Rules and Policies	S.23
Opening an Account and Placing Orders	S.27
Buying Shares	S.28
Selling Shares	S.33
Exchanging Shares	S.35
Distributions and Taxes	S.37
Additional Services and Compensation	S.39
Additional Management Information	S.40
Appendix A: Underlying Funds — Investment Objectives and Strategies	A.1
Appendix B: Underlying Funds — Risks	B.1

Summary of Columbia Portfolio Builder Conservative Fund
(Conservative Fund)

INVESTMENT OBJECTIVE

The Fund seeks to provide a level of total return that is consistent with a conservative level of risk.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.[  ] of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).

Conservative Fund

Shareholder Fees (fees paid directly from your investment)

				Class R,
	Class A	Class B	Class C	R4, Z

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	5%	1%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R	Class R4	Class Z
Management fees	%	%	%	%	%	%
Distribution and/or service (12b-1) fees	%	%	%	%	%	%
Other expenses	%	%	%	%	%	%
[Acquired fund fees and expenses (underlying funds)%		%	%	%	%	%]
Total annual fund operating expenses	%	%	%	%	%	%
[Less: fee waiver/expense reimbursement(a)%		%	%	%	%	%]
[Total annual fund and acquired fund fees and expenses after fee waiver/expense reimbursement(a)%		%	%	%	%	%]

[(a)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses until [ ], unless sooner terminated as the sole discretion of the Fund’s Board. Any amounts waived under this agreement will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed % for Class A, % for Class B, % for Class C, % for Class R, % for Class R4 and % for Class Z.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. [The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table.] Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Conservative Fund	1 year	3 years	5 years	10 years

Class A (whether or not shares are redeemed)	$—	$—	$—	$—
Class B (if shares are redeemed)	$—	$—	$—	$—
Class B (if shares are not redeemed)	$—	$—	$—	$—
Class C (if shares are redeemed)	$—	$—	$—	$—
Class C (if shares are not redeemed)	$—	$—	$—	$—
Class R (whether or not shares are redeemed)	$—	$—	$—	$—
Class R4 (whether or not shares are redeemed)	$—	$—	$—	$—
Class Z (whether or not shares are redeemed)	$—	$—	$—	$—

COLUMBIA PORTFOLIO BUILDER SERIES  3p

Conservative Fund

Portfolio Turnover

The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds representing three main asset classes: equity, fixed income and cash. The Fund may also invest in alternative investment strategies. The Fund invests primarily in underlying funds that invest in fixed income securities such as treasury bonds and notes, treasury inflation protected securities, mortgage securities, investment grade corporate bonds, high yield bonds, high yield loans and international bonds with varying interest rates, terms, duration, and credit exposure. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
Alternative
Fund	Equity	Fixed Income	Cash	Investment Strategies
Conservative Fund	15-25%	65-75%	5-15%	0-5%

Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “funds of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since Conservative Fund intends to invest a significant portion of its assets in fixed income asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Counterparty Risk, Credit Risk, Derivatives Risk, Interest Rate Risk, Issuer Risk, Market Risk and Prepayment and Extension Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under “More Information about the Funds — Principal Risks of Investing in the Funds - Certain Principal Risks of the Underlying Funds.” A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

4p  COLUMBIA PORTFOLIO BUILDER SERIES

Conservative Fund

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Anwiti Bahuguna	Portfolio Manager	2011
Kent M. Bergene	Portfolio Manager	2011
David M. Joy	Portfolio Manager	2011
Colin Moore	Portfolio Manager	2011
Kent Peterson	Portfolio Manager	2011
Marie Schofield	Portfolio Manager	2011

BUYING AND SELLING SHARES

	Nonqualified accounts	Individual
Minimum Initial Investment	(all classes except R)	retirement accounts	Class R

For investors other than systematic investment plans	$2,000	$1,000	None
Systematic investment plans	$100	$100	None

	Nonqualified accounts	Individual
Additional Investments	(all classes except R)	retirement accounts	Class R

For investors other than systematic investment plans	$100	$100	None
Systematic investment plans	$100	$50	None

Class Z

Minimum initial investment	Variable*
Additional investments	$100

*	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor.

Exchanging or Selling Shares

Your shares are redeemable — they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.

If your account was established directly with the Fund, you may request an exchange or sales of shares through one of the following methods:

By Mail: Mail your exchange or sale request to:

Regular Mail: Columbia Management Investment Services Corp., Box 8081, Boston, MA 02266-8081

Express Mail: Columbia Management Investment Services Corp., 30 Dan Road, Canton, MA 02021-2809

By Telephone or Wire Transfer: Call 800.345.6611. A service fee may be charged against your account for each wire sent.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.

COLUMBIA PORTFOLIO BUILDER SERIES  5p

Summary of Columbia Portfolio Builder Moderate Conservative Fund
(Moderate Conservative Fund)

INVESTMENT OBJECTIVE

The Fund seeks to provide a level of total return that is consistent with a moderate conservative level of risk.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.[  ] of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).

Moderate Conservative Fund

Shareholder Fees (fees paid directly from your investment)

				Class R,
	Class A	Class B	Class C	R4, Z

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	5%	1%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R	Class R4	Class Z
Management fees	%	%	%	%	%	%
Distribution and/or service (12b-1) fees	%	%	%	%	%	%
Other expenses	%	%	%	%	%	%
[Acquired fund fees and expenses (underlying funds)%		%	%	%	%	%]
Total annual fund operating expenses	%	%	%	%	%	%
[Less: fee waiver/expense reimbursement(a)%		%	%	%	%	%]
[Total annual fund and acquired fund fees and expenses after fee waiver/expense reimbursement(a)%		%	%	%	%	%]

[(a)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses until [ ], unless sooner terminated as the sole discretion of the Fund’s Board. Any amounts waived under this agreement will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed % for Class A, % for Class B, % for Class C, % for Class R, % for Class R4 and % for Class Z.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. [The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table.] Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Moderate Conservative Fund	1 year	3 years	5 years	10 years

Class A (whether or not shares are redeemed)	$—	$—	$—	$—
Class B (if shares are redeemed)	$—	$—	$—	$—
Class B (if shares are not redeemed)	$—	$—	$—	$—
Class C (if shares are redeemed)	$—	$—	$—	$—
Class C (if shares are not redeemed)	$—	$—	$—	$—
Class R (whether or not shares are redeemed)	$—	$—	$—	$—
Class R4 (whether or not shares are redeemed)	$—	$—	$—	$—
Class Z (whether or not shares are redeemed)	$—	$—	$—	$—

6p  COLUMBIA PORTFOLIO BUILDER SERIES

Moderate Conservative Fund

Portfolio Turnover

The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds representing three main asset classes: equity, fixed income and cash. The Fund may also invest in alternative investment strategies. The Fund invests primarily in underlying funds that invest in fixed income securities such as treasury bonds and notes, treasury inflation protected securities, mortgage securities, investment grade corporate bonds, high yield bonds, high yield loans and international bonds, each with varying interest rates, terms, duration, and credit exposure, and also invests a moderate amount in underlying funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap) and geographic location (both domestic and international), as well as underlying funds with exposure to real estate securities. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
Alternative
Fund	Equity	Fixed Income	Cash	Investment Strategies
Moderate Conservative Fund	30-40%	55-65%	0-10%	0-5%

Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “funds of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since Moderate Conservative Fund intends to invest a significant portion of its assets in fixed income asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Counterparty Risk, Credit Risk, Derivatives Risk, Interest Rate Risk, Issuer Risk, Market Risk and Prepayment and Extension Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under “More Information about the Funds — Principal Risks of Investing in the Funds — Certain Principal Risks of the Underlying Funds.” A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

COLUMBIA PORTFOLIO BUILDER SERIES  7p

Moderate Conservative Fund

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Anwiti Bahuguna	Portfolio Manager	2011
Kent M. Bergene	Portfolio Manager	2011
David M. Joy	Portfolio Manager	2011
Colin Moore	Portfolio Manager	2011
Kent Peterson	Portfolio Manager	2011
Marie Schofield	Portfolio Manager	2011

BUYING AND SELLING SHARES

	Nonqualified accounts	Individual
Minimum Initial Investment	(all classes except R)	retirement accounts	Class R

For investors other than systematic investment plans	$2,000	$1,000	None
Systematic investment plans	$100	$100	None

	Nonqualified accounts	Individual
Additional Investments	(all classes except R)	retirement accounts	Class R

For investors other than systematic investment plans	$100	$100	None
Systematic investment plans	$100	$50	None

Class Z

Minimum initial investment	Variable*
Additional investments	$100

*	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor.

Exchanging or Selling Shares

Your shares are redeemable — they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.

If your account was established directly with the Fund, you may request an exchange or sales of shares through one of the following methods:

By Mail: Mail your exchange or sale request to:

Regular Mail: Columbia Management Investment Services Corp., Box 8081, Boston, MA 02266-8081

Express Mail: Columbia Management Investment Services Corp., 30 Dan Road, Canton, MA 02021-2809

By Telephone or Wire Transfer: Call 800.345.6611. A service fee may be charged against your account for each wire sent.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.

8p  COLUMBIA PORTFOLIO BUILDER SERIES

Summary of Columbia Portfolio Builder Moderate Fund
(Moderate Fund)

INVESTMENT OBJECTIVE

The Fund seeks to provide a level of total return that is consistent with a moderate level of risk.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.[  ] of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).

Moderate Fund

Shareholder Fees (fees paid directly from your investment)

				Class R,
	Class A	Class B	Class C	R4, Z

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	5%	1%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R	Class R4	Class Z
Management fees	%	%	%	%	%	%
Distribution and/or service (12b-1) fees	%	%	%	%	%	%
Other expenses	%	%	%	%	%	%
[Acquired fund fees and expenses (underlying funds)%		%	%	%	%	%]
Total annual fund operating expenses	%	%	%	%	%	%
[Less: fee waiver/expense reimbursement(a)%		%	%	%	%	%]
[Total annual fund and acquired fund fees and expenses after fee waiver/expense reimbursement(a)%		%	%	%	%	%]

[(a)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses until [ ], unless sooner terminated as the sole discretion of the Fund’s Board. Any amounts waived under this agreement will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed % for Class A, % for Class B, % for Class C, % for Class R, % for Class R4 and % for Class Z.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. [The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table.] Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Moderate Fund	1 year	3 years	5 years	10 years

Class A (whether or not shares are redeemed)	$—	$—	$—	$—
Class B (if shares are redeemed)	$—	$—	$—	$—
Class B (if shares are not redeemed)	$—	$—	$—	$—
Class C (if shares are redeemed)	$—	$—	$—	$—
Class C (if shares are not redeemed)	$—	$—	$—	$—
Class R (whether or not shares are redeemed)	$—	$—	$—	$—
Class R4 (whether or not shares are redeemed)	$—	$—	$—	$—
Class Z (whether or not shares are redeemed)	$—	$—	$—	$—

COLUMBIA PORTFOLIO BUILDER SERIES  9p

Moderate Fund

Portfolio Turnover

The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds representing three main asset classes: equity, fixed income and cash. The Fund may also invest in alternative investment strategies. The Fund invests in a balance of underlying funds that invest in fixed income securities such as treasury bonds and notes, treasury inflation protected securities, mortgage securities, investment grade corporate bonds, high yield bonds, high yield loans and international bonds, each with varying interest rates, terms, duration, and credit exposure, and underlying funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap) and geographic location (both domestic and international), as well as underlying funds with exposure to real estate securities. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
Alternative
Fund	Equity	Fixed Income	Cash	Investment Strategies
Moderate Fund	45-55%	45-55%	0-5%	0-5%

Market appreciation or depreciation may cause the Fund to be temporarily outside the range identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “funds of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since Moderate Fund intends to invest its assets in a balance of equity and fixed income asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Counterparty Risk, Credit Risk, Derivatives Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, Small and Mid-Sized Company Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under “More Information about the Funds — Principal Risks of Investing in the Funds — Certain Principal Risks of the Underlying Funds.” A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

10p  COLUMBIA PORTFOLIO BUILDER SERIES

Moderate Fund

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Anwiti Bahuguna	Portfolio Manager	2011
Kent M. Bergene	Portfolio Manager	2011
David M. Joy	Portfolio Manager	2011
Colin Moore	Portfolio Manager	2011
Kent Peterson	Portfolio Manager	2011
Marie Schofield	Portfolio Manager	2011

BUYING AND SELLING SHARES

	Nonqualified accounts	Individual
Minimum Initial Investment	(all classes except R)	retirement accounts	Class R

For investors other than systematic investment plans	$2,000	$1,000	None
Systematic investment plans	$100	$100	None

	Nonqualified accounts	Individual
Additional Investments	(all classes except R)	retirement accounts	Class R

For investors other than systematic investment plans	$100	$100	None
Systematic investment plans	$100	$50	None

Class Z

Minimum initial investment	Variable*
Additional investments	$100

*	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor.

Exchanging or Selling Shares

Your shares are redeemable — they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.

If your account was established directly with the Fund, you may request an exchange or sales of shares through one of the following methods:

By Mail: Mail your exchange or sale request to:

Regular Mail: Columbia Management Investment Services Corp., Box 8081, Boston, MA 02266-8081

Express Mail: Columbia Management Investment Services Corp., 30 Dan Road, Canton, MA 02021-2809

By Telephone Or Wire Transfer: Call 800.345.6611. A service fee may be charged against your account for each wire sent.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.

COLUMBIA PORTFOLIO BUILDER SERIES  11p

Summary of Columbia Portfolio Builder Moderate Aggressive Fund
(Moderate Aggressive Fund)

INVESTMENT OBJECTIVE

The Fund seeks to provide a level of total return that is consistent with a moderate aggressive level of risk.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.[  ] of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).

Moderate Aggressive Fund

Shareholder Fees (fees paid directly from your investment)

				Class R,
	Class A	Class B	Class C	R4, Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	5%	1%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R	Class R4	Class Z
Management fees	%	%	%	%	%	%
Distribution and/or service (12b-1) fees	%	%	%	%	%	%
Other expenses	%	%	%	%	%	%
[Acquired fund fees and expenses (underlying funds)%		%	%	%	%	%]
Total annual fund operating expenses	%	%	%	%	%	%
[Less: fee waiver/expense reimbursement(a)%		%	%	%	%	%]
[Total annual fund and acquired fund fees and expenses after fee waiver/expense reimbursement(a)%		%	%	%	%	%]

[(a)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses until [ ], unless sooner terminated as the sole discretion of the Fund’s Board. Any amounts waived under this agreement will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed % for Class A, % for Class B, % for Class C, % for Class R, % for Class R4 and % for Class Z.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. [The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table.] Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Moderate Aggressive Fund	1 year	3 years	5 years	10 years

Class A (whether or not shares are redeemed)	$—	$—	$—	$—
Class B (if shares are redeemed)	$—	$—	$—	$—
Class B (if shares are not redeemed)	$—	$—	$—	$—
Class C (if shares are redeemed)	$—	$—	$—	$—
Class C (if shares are not redeemed)	$—	$—	$—	$—
Class R (whether or not shares are redeemed)	$—	$—	$—	$—
Class R4 (whether or not shares are redeemed)	$—	$—	$—	$—
Class Z (whether or not shares are redeemed)	$—	$—	$—	$—

12p  COLUMBIA PORTFOLIO BUILDER SERIES

Moderate Aggressive Fund

Portfolio Turnover

The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds representing three main asset classes: equity, fixed income and cash. The Fund may also invest in alternative investment strategies. The Fund invests primarily in underlying funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap) and geographic location (both domestic and international), as well as underlying funds with exposure to real estate securities, and also invests a moderate amount in underlying funds that invest in fixed income securities such as treasury bonds and notes, treasury inflation protected securities, mortgage securities, investment grade corporate bonds, high yield bonds, high yield loans and international bonds, each with varying interest rates, terms, duration and credit exposure. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
Alternative
Fund	Equity	Fixed Income	Cash	Investment Strategies
Moderate Aggressive Fund	60-70%	30-40%	0-5%	0-5%

Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “funds of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since Moderate Aggressive Fund intends to invest a significant portion of its assets in equity asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Derivatives Risk, Issuer Risk, Market Risk and Small and Mid-Sized Company Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under “More Information about the Funds — Principal Risks of Investing in the Funds — Certain Principal Risks of the Underlying Funds.” A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

COLUMBIA PORTFOLIO BUILDER SERIES  13p

Moderate Aggressive Fund

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Anwiti Bahuguna	Portfolio Manager	2011
Kent M. Bergene	Portfolio Manager	2011
David M. Joy	Portfolio Manager	2011
Colin Moore	Portfolio Manager	2011
Kent Peterson	Portfolio Manager	2011
Marie Schofield	Portfolio Manager	2011

BUYING AND SELLING SHARES

	Nonqualified accounts	Individual
Minimum Initial Investment	(all classes except R)	retirement accounts	Class R

For investors other than systematic investment plans	$2,000	$1,000	None
Systematic investment plans	$100	$100	None

	Nonqualified accounts	Individual
Additional Investments	(all classes except R)	retirement accounts	Class R

For investors other than systematic investment plans	$100	$100	None
Systematic investment plans	$100	$50	None

Class Z

Minimum initial investment	Variable*
Additional investments	$100

*	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor.

Exchanging or Selling Shares

Your shares are redeemable — they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.

If your account was established directly with the Fund, you may request an exchange or sales of shares through one of the following methods:

By Mail: Mail your exchange or sale request to:

Regular Mail: Columbia Management Investment Services Corp., Box 8081, Boston, MA 02266-8081

Express Mail: Columbia Management Investment Services Corp., 30 Dan Road, Canton, MA 02021-2809

By Telephone or Wire Transfer: Call 800.345.6611. A service fee may be charged against your account for each wire sent.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.

14p  COLUMBIA PORTFOLIO BUILDER SERIES

Summary of Columbia Portfolio Builder Aggressive Fund
(Aggressive Fund)

INVESTMENT OBJECTIVE

The Fund seeks to provide a level of total return that is consistent with an aggressive level of risk.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.[  ] of this prospectus and on page C.1 of Appendix C in the Fund’s Statement of Additional Information (SAI).

Aggressive Fund

Shareholder Fees (fees paid directly from your investment)

				Class R,
	Class A	Class B	Class C	R4, Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	5%	1%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R	Class R4	Class Z
Management fees	%	%	%	%	%	%
Distribution and/or service (12b-1) fees	%	%	%	%	%	%
Other expenses	%	%	%	%	%	%
[Acquired fund fees and expenses (underlying funds)%		%	%	%	%	%]
Total annual fund operating expenses	%	%	%	%	%	%
[Less: fee waiver/expense reimbursement(a)%		%	%	%	%	%]
[Total annual fund and acquired fund fees and expenses after fee waiver/expense reimbursement(a)%		%	%	%	%	%]

[(a)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses until [ ], unless sooner terminated as the sole discretion of the Fund’s Board. Any amounts waived under this agreement will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed % for Class A, % for Class B, % for Class C, % for Class R, % for Class R4 and % for Class Z.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. [The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table.] Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Aggressive Fund	1 year	3 years	5 years	10 years

Class A (whether or not shares are redeemed)	$—	$—	$—	$—
Class B (if shares are redeemed)	$—	$—	$—	$—
Class B (if shares are not redeemed)	$—	$—	$—	$—
Class C (if shares are redeemed)	$—	$—	$—	$—
Class C (if shares are not redeemed)	$—	$—	$—	$—
Class R (whether or not shares are redeemed)	$—	$—	$—	$—
Class R4 (whether or not shares are redeemed)	$—	$—	$—	$—
Class Z (whether or not shares are redeemed)	$—	$—	$—	$—

COLUMBIA PORTFOLIO BUILDER SERIES  15p

Aggressive Fund

Portfolio Turnover

The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds representing three main asset classes: equity, fixed income and cash. The Fund may also invest in alternative investment strategies. The Fund invests primarily in underlying funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap) and geographic location (both domestic and international), as well as underlying funds with exposure to real estate securities, and also invests a small amount in underlying funds that invest in fixed income securities such as treasury bonds and notes, treasury inflation protected securities, mortgage securities, investment grade corporate bonds, high yield bonds, high yield loans and international bonds, each with varying interest rates, terms, duration and credit exposure. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
Alternative
Fund	Equity	Fixed Income	Cash	Investment Strategies
Aggressive Fund	75-85%	15-25%	0-5%	0-5%

Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “funds of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Risks of Underlying Funds.  By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since Aggressive Fund intends to invest a significant portion of its assets in equity asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Derivatives Risk, Market Risk and Small and Mid-Sized Company Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under “More Information about the Funds — Principal Risks of Investing in the Funds — Certain Principal Risks of the Underlying Funds.” A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

16p  COLUMBIA PORTFOLIO BUILDER SERIES

Aggressive Fund

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Anwiti Bahuguna	Portfolio Manager	2011
Kent M. Bergene	Portfolio Manager	2011
David M. Joy	Portfolio Manager	2011
Colin Moore	Portfolio Manager	2011
Kent Peterson	Portfolio Manager	2011
Marie Schofield	Portfolio Manager	2011

BUYING AND SELLING SHARES

	Nonqualified accounts	Individual
Minimum Initial Investment	(all classes except R)	retirement accounts	Class R

For investors other than systematic investment plans	$2,000	$1,000	None
Systematic investment plans	$100	$100	None

	Nonqualified accounts	Individual
Additional Investments	(all classes except R)	retirement accounts	Class R

For investors other than systematic investment plans	$100	$100	None
Systematic investment plans	$100	$50	None

Class Z

Minimum initial investment	Variable*
Additional investments	$100

*	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor.

Exchanging or Selling Shares

Your shares are redeemable — they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.

If your account was established directly with the Fund, you may request an exchange or sales of shares through one of the following methods:

By Mail: Mail your exchange or sale request to:

Regular Mail: Columbia Management Investment Services Corp., Box 8081, Boston, MA 02266-8081

Express Mail: Columbia Management Investment Services Corp., 30 Dan Road, Canton, MA 02021-2809

By Telephone or Wire Transfer: Call 800.345.6611. A service fee may be charged against your account for each wire sent.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.

COLUMBIA PORTFOLIO BUILDER SERIES  17p

More Information About the Funds

INVESTMENT OBJECTIVES

The objective of each Fund is to provide the highest level of total return that is consistent with an acceptable level of risk. The following paragraphs highlight the objectives and compare each Fund’s levels of risk and potential for return relative to one another.

Columbia Portfolio Builder Conservative Fund (Conservative Fund) is designed for investors seeking the highest level of total return that is consistent with a conservative level of risk. The Fund invests primarily in underlying funds that invest in fixed income securities, and may be most appropriate for investors with a shorter-term investment horizon.

Columbia Portfolio Builder Moderate Conservative Fund (Moderate Conservative Fund) is designed for investors seeking the highest level of total return that is consistent with a moderate conservative level of risk. The Fund invests primarily in underlying funds that invest in fixed income securities and also invests a moderate amount in underlying funds that invest in equity securities. The Fund may be most appropriate for investors with a short-to-intermediate investment horizon.

Columbia Portfolio Builder Moderate Fund (Moderate Fund) is designed for investors seeking the highest level of total return that is consistent with a moderate level of risk. The Fund invests in a balance of underlying funds that invest in fixed income securities and underlying funds that invest in equity securities, and may be most appropriate for investors with an intermediate term investment horizon.

Columbia Portfolio Builder Moderate Aggressive Fund (Moderate Aggressive Fund) is designed for investors seeking the highest level of total return that is consistent with a moderate aggressive level of risk. The Fund invests primarily in underlying funds that invest in equity securities and also invests a moderate amount in underlying funds that invest in fixed income securities. The Fund may be most appropriate for investors with an intermediate-to-long term investment horizon.

Columbia Portfolio Builder Aggressive Fund (Aggressive Fund) is designed for investors seeking the highest level of total return that is consistent with an aggressive level of risk. The Fund invests primarily in underlying funds that invest in equity securities and also invests a small amount in underlying funds that invest in fixed income securities. The Fund may be most appropriate for investors with a longer-term investment horizon.

Because any investment involves risk, there is no assurance a Fund’s objective can be achieved. Only shareholders can change the Funds’ objectives.

Conservative Fund, Moderate Conservative Fund, Moderate Fund, Moderate Aggressive Fund and Aggressive Fund are singularly and collectively, where the context requires, referred to as either “the Fund,” “each Fund” or “the Funds.” The funds in which the Funds invest are referred to as “underlying funds” or “acquired funds.” Investments by the Funds referred to above are made through investments in underlying funds.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUNDS

The Funds are intended for investors who have an objective of achieving a high level of total return consistent with a certain level of risk, but prefer to have investment decisions managed by professional money managers. Each Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds for which the investment manager, Columbia Management Investment Advisers, LLC or an affiliate acts as investment manager or principal underwriter. The investment manager is the investment manager for each of the Funds. By investing in a combination of underlying funds, the Funds seek to minimize the risks associated with investing in a single fund.

The Funds seek to achieve their objectives by investing in a combination of underlying funds representing three primary main asset classes: equity, fixed income and cash. The Funds may also invest in alternative investment strategies. Under normal market conditions, the Funds intend to invest in each asset class within the following target asset allocation ranges:

Asset Class
Alternative
Fund	Equity	Fixed Income	Cash	Investment Strategies
Conservative Fund	15-25%	65-75%	5-15%	0-5%
Moderate Conservative Fund	30-40%	55-65%	0-10%	0-5%
Moderate Fund	45-55%	45-55%	0-5%	0-5%
Moderate Aggressive Fund	60-70%	30-40%	0-5%	0-5%
Aggressive Fund	75-85%	15-25%	0-5%	0-5%

Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).

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Asset Allocation

First, the investment manager determines what percentage of each Fund’s assets should be invested in the three main asset classes. They also determine the allocation, if any, to alternative investment strategies. The mix of asset classes provides the first level of diversification for each Fund. The next step in the process is to determine allocation among investment categories within each asset class. This process provides the second level of diversification. Equity and fixed income investment categories follow:

•	Within the equity allocation, the investment manager seeks to diversify by style (growth, value and core/blend), market capitalization (large, mid and small cap), and geographic location (both domestic and international). The equity allocation may also include exposure to real estate securities.

•	Within the fixed income allocation, the investment manager seeks to diversify by including varying levels of interest rate, term, duration and credit exposure.

Fund Selection

Next, the investment manager selects the underlying funds to represent each investment category. The selection process provides the third level of diversification within both equity and fixed income allocations. The selection of underlying funds is based primarily on the investment manager’s assessment of what mix of general risk and return characteristics will meet each Fund’s goal. When selecting underlying funds, the investment manager considers historical performance, risk/return characteristics, and manager tenure. The investment manager monitors the underlying fund selections to ensure that they meet the asset class and investment category allocations overtime. The investment manager may periodically reallocate each Fund’s investments in the underlying funds to bring the Funds back within their target ranges. The following section shows which underlying funds are within each asset class. A description of the underlying funds’ investment goals and strategies is included in Appendix A. A description of the principal risks associated with these underlying funds is included in Appendix B.

Underlying Funds

Below are the underlying funds available to the Funds within each asset class. Certain underlying funds, due to their characteristics, may fit into more than one category, and be used by the investment manager for that purpose. A description of the underlying funds’ investment objectives and strategies is included in Appendix A. A description of the principal risks associated with these underlying funds is included in Appendix B. The prospectuses and Statement of Additional Information for the underlying funds are incorporated by reference into this prospectus and are available free of charge at columbiamanagement.com and for all funds in the Fund Family by calling 800.345.6611.

Equity

Columbia 120/20 Contrarian Equity Fund, Columbiasm Acorn® Fund, Columbiasm Acorn International®, Columbiasm Acorn International Select®, Columbiasm Acorn Select®, Columbiasm Acorn USA®, Columbia Asia Pacific ex-Japan Fund, Columbia Contrarian Core Fund, Columbia Diversified Equity Income Fund, Columbia Dividend Income Fund, Columbia Dividend Opportunity Fund, Columbia Emerging Markets Fund, Columbia Emerging Markets Opportunity Fund, Columbia Energy and Natural Resources Fund, Columbia Equity Value Fund, Columbia European Equity Fund, Columbia Frontier Fund, Columbia Global Equity Fund, Columbia Global Extended Alpha Fund, Columbia International Value Fund, Columbia Large Cap Core Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Growth Fund, Columbia Large Cap Value Fund, Columbia Large Core Quantitative Fund, Columbia Large Growth Quantitative Fund, Columbia Large Value Quantitative Fund, Columbia Marsico Flexible Capital Fund, Columbia Marsico Focused Equities Fund, Columbia Marsico Growth Fund, Columbia Marsico International Opportunities Fund, Columbia Mid Cap Growth Fund, Columbia Mid Cap Growth Opportunity Fund, Columbia Mid Cap Index Fund, Columbia Mid Cap Value Fund, Columbia Mid Cap Value Opportunity Fund, Columbia Multi-Advisor International Equity Fund, Columbia Multi-Adviser International Value Fund, Columbia Multi-Adviser Small Cap Value Fund, Columbia Pacific Asia Fund, Columbia Real Estate Equity Fund, Columbia Recovery and Infrastructure Fund, Columbia Select Large Cap Growth Fund, Columbia Select Large-Cap Value Fund, Columbia Select Smaller-Cap Value Fund, Columbia Seligman Communications and Information Fund, Columbia Seligman Global Technology Fund, Columbia Small Cap Core Fund, Columbia Small Cap Growth Fund I, Columbia Small Cap Value Fund I, Columbia Small Cap Value Fund II, Columbia Strategic Allocation Fund, Columbia Strategic Investor Fund, Columbia Value and Restructuring Fund, RiverSource Disciplined International Equity Fund, RiverSource Disciplined Small and Mid Cap Equity Fund, RiverSource Disciplined Small Cap Value Fund, RiverSource LaSalle Global Real Estate Fund, RiverSource LaSalle Monthly Dividend Real Estate Fund, RiverSource Partners Fundamental Value Fund, RiverSource Partners International Select Growth Fund, RiverSource Partners International Small Cap Fund, RiverSource Precious Metals and Mining Fund, RiverSource Real Estate Fund, Seligman Capital Fund, Seligman Growth Fund, Threadneedle Global Equity Income Fund and Threadneedle International Opportunity Fund

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Fixed Income

Columbia Bond Fund, Columbia Convertible Securities Fund, Columbia Corporate Income Fund, Columbia Diversified Bond Fund, Columbia Emerging Markets Bond Fund, Columbia Floating Rate Fund, Columbia Global Bond Fund, Columbia High Yield Bond Fund, Columbia Income Opportunities Fund, Columbia Inflation Protected Securities Fund, Columbia Intermediate Bond Fund, Columbia International Bond Fund, Columbia Limited Duration Credit Fund, Columbia Short Term Bond Fund, Columbia U.S. Government Mortgage Fund, Columbia U.S. Treasury Index Fund and RiverSource Short Duration U.S. Government Fund

Cash

Columbia Money Market Fund

Alternative Investment Strategies

Columbia Absolute Return Currency and Income Fund

A Fund may sell underlying funds in order to accommodate redemptions of the Fund’s shares, to change the percentage of its assets invested in certain underlying funds in response to economic or market conditions, and to maintain or modify the proportion of its assets among the various asset classes. The investment manager seeks to minimize the impact of the Funds’ purchases and redemptions of shares of the underlying funds by implementing them over a reasonable timeframe. In addition, because the investment manager earns different fees from the underlying funds, in determining the allocation of the Funds among the underlying funds, the investment manager may have an economic conflict of interest. The investment manager will report to the Fund’s Board on the steps it has taken to manage any potential conflicts.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Funds include specific risks relating to the investment in the Funds based on their investment processes, and certain general risks based on their “funds of funds” structure. These risks are identified below.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the investment manager is a fiduciary to the Funds and is legally obligated to act in each Funds’ best interests when selecting underlying funds, without taking fees into consideration.

Active Management/Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. Because the assets of each Fund will be invested in underlying funds, each Fund’s investment performance is directly related to the investment performance of the underlying funds in which it invests. The ability of each Fund to realize its investment objective(s) will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. There is also a risk that the selected underlying funds’ performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the asset class. Also, each Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Derivatives Risk. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative instruments in which the Fund invests will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including leverage risk, hedging risk, correlation risk, and liquidity risk.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the Fund.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

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Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

Risks of Underlying Fund. By investing in a combination of underlying funds, the Funds have exposure to the risks of many areas of the market. Additionally, because each Fund is structured with a different risk/return profile, the risks set forth below are typically greater for Moderate Fund relative to Conservative Fund, and greater still for Aggressive Fund relative to both Moderate Fund and Conservative Fund. In addition to a Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in a Fund will be higher than if you invested directly in the underlying funds. A description of the more common principal risks to which the underlying funds (and thus, the Funds) are subject to are identified below. A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

Certain Principal Risks of the Underlying Funds

Active Management Risk. The underlying funds are actively managed and their performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the underlying funds’ investment objectives. Due to their active management, the underlying funds could underperform other mutual funds with similar investment objectives.

Concentration Risk. Investments that are concentrated in a particular issuer, geographic region, or sector will make the underlying fund’s portfolio value more susceptible to the events or conditions impacting the issuer, geographic region, or sector. Because of the underlying fund’s concentration, its overall value may decline to a greater degree than if it held a less concentrated portfolio. The more a fund diversifies, the more it spreads risk.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument entered into by the underlying fund or held by a special purpose or structured vehicle held by the underlying fund becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The underlying fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The underlying fund may obtain only limited recovery or may obtain no recovery in such circumstances. The underlying fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.

Credit Risk. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the underlying fund purchases unrated securities, or if the rating of a security is reduced after purchase, the underlying fund will depend on the investment manager’s analysis of credit risk more heavily than usual.

Derivatives Risk. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the underlying fund. Derivative instruments in which the underlying fund invests will typically increase the fund’s exposure to principal risks to which it is otherwise exposed, and may expose the fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk, and liquidity risk.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the underlying fund to be in a position to do something the investment manager would not otherwise choose, including accepting

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a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

Foreign Currency Risk. The underlying fund’s exposure to foreign currencies subjects the underlying fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the U.S. or abroad. As a result, the underlying fund’s exposure to foreign currencies may reduce the returns of the underlying fund. Trading of foreign currencies also includes the risk of clearing and settling trades which, if prices are volatile, may be difficult.

Geographic Concentration Risk. The underlying fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic region in which the underlying fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the underlying fund may be more volatile than a more geographically diversified fund.

Highly Leveraged Transactions Risk. The high yield debt instruments in which the underlying fund invests substantially consist of transactions involving refinancings, recapitalizations, mergers and acquisitions and other financings for general corporate purposes. The underlying fund’s investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as “debtor-in-possession” financings), provided that such senior obligations are determined by the underlying fund’s investment manager upon its credit analysis to be a suitable investment by the underlying fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management’s taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

High-Yield Securities Risk. Non-investment grade loans or securities, commonly called “high-yield” or “junk,” may react more to perceived changes in the ability of the borrower or issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade loans or securities have greater price fluctuations and are more likely to experience a default than investment grade loans or securities. A default or expected default of a floating rate loan could also make it difficult for the underlying fund to sell the loan at a price approximating the value previously placed on it.

Impairment of Collateral Risk. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the underlying fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.

Industry Concentration Risk. Investments that are concentrated in a particular issuer will make the underlying fund’s portfolio value more susceptible to the events or conditions impacting that particular industry. Because the underlying money market fund may invest more than 25% of its total assets in money market instruments issued by banks, the value of these investments may be adversely affected by economic, political or regulatory developments in or that impact the banking industry. Other underlying funds that concentrate in an industry may face economic, political or regulatory developments in that industry.

Inflation Protected Securities Risk. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the underlying fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal will not grow with inflation unless the investor reinvests the portion of underlying fund’s distributions that comes from inflation adjustments.

Interest Rate Risk. The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices generally fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations, which in turn would increase prepayment risk.

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Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

Liquidity Risk. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices in order to minimize loss. The underlying funds may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, borrower, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. These risks are generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, such as value or growth investing, may cause the underlying fund to underperform other mutual funds if that style falls out of favor with the market.

Non-Diversification Risk. A non-diversified fund may invest more of its assets in fewer issuers than if it were a diversified fund. Because each investment has a greater effect on the underlying fund’s performance, the underlying fund may be more exposed to risk of loss and volatility then a fund that invests more broadly.

Prepayment and Extension Risk. The risk that a bond or other security might be called or otherwise converted, prepaid, or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security or is converted, prepaid, or redeemed before maturity, particularly during a time of declining interest rates or declining spreads, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the underlying fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the underlying funds’ investments are locked in at a lower rate for a longer period of time.

Quantitative Model Risk. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the underlying fund to achieve its objective.

Reinvestment Risk. The risk that the underlying fund will not be able to reinvest income or principal at the same rate it currently is earning.

Risks of Foreign/Emerging Markets Investing. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following foreign risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the underlying funds hold securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Sector Risk. If an underlying fund emphasizes one or more economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than underlying funds that do not emphasize particular sectors. The more an underlying fund diversifies across sectors, the more it spreads risk and potentially reduces the risks of loss and volatility.

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Small and Mid-Sized Company Risk. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

Tax Risk. As a regulated investment company, a fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code of 1986, as amended. The underlying fund currently intends to take positions in forward currency contracts with notional value exceeding 80% of its total net assets. Although foreign currency gains currently constitute “qualifying income,” the Treasury Department has the authority to issue regulations excluding from the definition of “qualifying income” an underling fund’s foreign currency gains not “directly related” to its “principal business” of investing in stocks or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the underlying fund’s foreign currency-denominated positions as not “qualifying income” and there is a remote possibility that such regulations might be applied retroactively, in which case, the underlying fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the underlying fund’s Board of Directors may authorize a significant change in investment strategy or its liquidation.

Value Securities Risk. Value securities involve the risk that they may never reach what the investment manager believes is their full market value either because the market fails to recognize the stock’s intrinsic worth or the investment manager misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

MORE ABOUT ANNUAL FUND OPERATING EXPENSES

The following information is presented in addition to, and should be read in conjunction with “Fees and Expenses of the Fund” that appears in each Summary of the Fund.

Calculation of Annual Fund Operating Expenses. Each Fund invests in Class I shares of the underlying funds, which are not subject to distribution fees. Class I shares are available exclusively to certain institutional investors. You may invest in the underlying funds directly.

Annual fund operating expenses are based on estimated expenses for the Fund’s current fiscal period and are expressed as a percentage (expense ratio) of a Fund’s average net assets during the fiscal period. The expense ratios are adjusted to reflect current fee arrangements.

The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses until dates identified in the table below, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), will not exceed the amounts shown below:

Fee Waiver/Expense
Reimbursement
Fund	Class A	Class B	Class C	Class R	Class R4	Class Z	Expiration Date

Columbia Portfolio Builder Conservative Fund
Columbia Portfolio Builder Moderate Conservative Fund
Columbia Portfolio Builder Moderate Fund
Columbia Portfolio Builder Moderate Aggressive Fund
Columbia Portfolio Builder Aggressive Fund

OTHER INVESTMENT STRATEGIES AND RISKS

Affiliated Funds of Funds. A Fund may sell underlying funds in order to accommodate redemptions of the Fund’s shares, to change the percentage of its assets invested in certain underlying funds in response to economic or market conditions, and to maintain or modify the proportion of its assets among the various asset classes or investment categories. The investment manager seeks to minimize the impact of the Funds’ purchases and redemptions of shares of the underlying funds. This may result in a delay to an investment allocation decision past the ideal time that the investment manager identified to implement the allocation. In addition, because the investment manager earns different fees from the underlying funds, in determining the allocation among the underlying funds, the investment manager may have an economic conflict of interest. The investment manager reports to the Fund’s Board on the steps it has taken to manage any potential conflicts.

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Other Investment Strategies. In addition to the principal investment strategies previously described, each Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. Each Fund may invest in government securities and short-term paper. Each Fund may invest in underlying funds that fall outside of the targeted asset classes in order to increase diversification and reduce risk. For more information on strategies and holdings, and the risks of such strategies, see the Fund’s SAI, its annual and semiannual reports as well as Appendix A and Appendix B.

Unusual Market Conditions. The Fund may, from time to time, take temporary defensive positions including investing more of its assets in money market securities in an attempt to respond to adverse market, economic, political, or other conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance.

Securities Transaction Commissions. Securities transactions involve the payment of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as “soft dollars”), as the portfolio managers buy and sell securities in pursuit of a Fund’s objective. A description of the policies governing securities transactions and the dollar value of brokerage commissions paid by the Fund and underlying funds are set forth in the SAI. Funds that invest primarily in fixed income securities do not typically generate brokerage commissions that are used to pay for research or brokerage services. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under “Fees and Expenses of the Fund” that appears in the Summary of the Fund, they are reflected in the total return of the Fund.

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders as ordinary income or capital gain when distributed. Active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a Fund’s performance.

Directed Brokerage. The Fund’s Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

FUND MANAGEMENT AND COMPENSATION

Investment Manager

Columbia Management Investment Advisers, LLC (the investment manager or Columbia Management), formerly RiverSource Investments, LLC, 100 Federal Street, Boston, MA 02110, is the investment manager to the Columbia, RiverSource, Seligman and Threadneedle funds (the Fund Family) and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). In addition to managing investments for the Fund Family, Columbia Management manages investments for itself and its affiliates. For institutional clients, Columbia Management and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, Columbia Management seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.

Funds managed by Columbia Management have received an order from the Securities and Exchange Commission that permits Columbia Management, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. Before certain fixed income funds may rely on the order, holders of a majority of the fund’s outstanding voting securities will need to approve operating the fund in this manner. There is no assurance shareholder approval, if sought, would be received, and no changes will be made without shareholder approval until that time. For more information, see the SAI.

Columbia Management and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, Columbia Management does not consider any other relationship it or its affiliates may have with a subadviser, and Columbia Management discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

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The Fund does not pay Columbia Management a direct management fee for managing its assets, including the assets of the Fund’s other classes of shares, which are not offered by this prospectus. Under the Investment Management Services Agreement (Agreement), however, the Fund pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement will be available in the Fund’s annual or semiannual shareholder report.

Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Funds are:

Anwiti Bahuguna, Portfolio Manager

•	Managed the Funds since 2011.

•	Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where she worked as an investment professional since 2002.

•	Began investment career in 1998.

•	BS from St. Stephen’s College, Delhi University and a Ph.D. from Northeastern University.

Kent M. Bergene, Portfolio Manager

•	Managed the Funds since 2011.

•	Joined the investment manager in 1981.

•	Vice President, Mutual Fund Products, since 2001; Director, Variable Annuity Products, from 1997 to 2000.

•	BS, University of North Dakota.

David M. Joy, Portfolio Manager

•	Managed the Funds since 2011.

•	Joined the investment manager in 2003.

•	Vice President, Chief Market Strategist of the investment manager; Senior Vice President and Director Global Investment Communications, Pioneer Investments (Boston) from 2001 to 2003; Senior Vice President and Director of Investment Communications, Mitchell Hutchins Asset Management, a division of Paine Webber, from 1999 to 2001.

•	AB, College of the Holy Cross; MBA, Carroll School of Management, Boston College.

Colin Moore, Portfolio Manager

•	Managed the Funds since 2011.

•	Chief Investment Officer of the investment manager.

•	Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2002.

•	Began investment career in 1983.

•	London Business School — Investment Management Program.

Kent Peterson, Ph.D., Portfolio Manager

•	Managed the Fund since 2011.

•	Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since January 2006. Prior to January 2006, Mr. Peterson was a trading associate at Bridgewater Associates from 2004 to 2005.

•	Began investment career in 1999.

•	BA from Cornell University and a Ph.D. from Princeton University.

Marie Schofield, CFA, Portfolio Manager

•	Managed the Fund since 2011.

•	Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where she worked as an investment professional since 1990.

•	Began investment career in 1975.

•	BS from the College of Saint Rose.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Funds.

26p  COLUMBIA PORTFOLIO BUILDER SERIES

Choosing a Share Class

The Funds

Effective September 7, 2010, the Columbia funds (including the portfolios), Columbia Acorn funds and RiverSource funds (including the Seligman and Threadneedle branded funds) share the same policies and procedures for investor services, as described below. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or selling and/or servicing agent should consider the combined market value of all Columbia, Columbia Acorn, RiverSource, Seligman and Threadneedle funds owned by the investor or his/her “immediate family.” For details on this particular policy, see Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions.

For purposes of this service section, funds and portfolios bearing the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to as the Legacy Columbia funds. For a list of Legacy Columbia funds, see Appendix E to the Fund’s Statement of Additional Information (SAI). The funds that historically bore the RiverSource brand, including those renamed to bear the “Columbia” brand effective September 27, 2010 as well as certain other funds are collectively referred to as the Legacy RiverSource funds. For a list of Legacy RiverSource funds, see Appendix F to the Fund’s SAI. Together the Legacy Columbia funds and the Legacy RiverSource funds are referred to as the Funds.

The Funds’ primary service providers are referred to as follows: Columbia Management or the investment manager refers to Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC), the Transfer Agent refers to Columbia Management Investment Services Corp. (formerly, RiverSource Services Corporation) and the Distributor refers to Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.).

Additional information about the Funds can be obtained at the Funds’ website, columbiamanagement.com, by calling toll-free 800.345.6611, or by writing (regular mail) to The Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 or (express mail) The Funds, c/o Columbia Management Investment Services Corp., 30 Dan Road, Canton, MA 02021-2809.

Comparison of Share Classes

Share Class Features

Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of the Fund through a retirement plan or other product or program sponsored by your selling and/or servicing agent, not all share classes may be made available to you.

The following summarizes the primary features of Class A, Class B, Class C, Class E, Class F, Class I, Class R, Class R3, Class R4, Class R5, Class T, Class W, Class Y and Class Z shares. Although Class B, Class E, Class F and Class T shares are generally closed to new and existing investors, information relating to these share classes is included in the table below because certain qualifying purchase orders are permitted, as described below. When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in the Fund.

•	The expenses for each share class.

•	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.

FUNDamentalstm

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries.

Each investor’s personal situation is different and you may wish to discuss with your selling and/or servicing agent which share class is best for you. Your authorized selling and/or servicing agent can help you to determine which share class(es) is available to you and to decide which share class best meets your needs.

S.1

		Investment	Conversion
	Eligible Investors and Minimum Initial Investments(a)	Limits	Features

Class A*	Available to the general public for investment; minimum initial investment is $2,000 for most investors.(e)	none	none

Class B*	Closed to new investors.(h)	up to $49,999	Converts to Class A shares generally eight years after purchase.(i)

Class C*	Available to the general public for investment; minimum initial investment is $2,000 for most investors.(e)	up to $999,999; no limit for eligible employee benefit plans.(j)	none

Class E	Closed to new investors and new accounts.(k)	none	none

Class F	Closed to new investors and new accounts.(k)	up to $250,000.(l)	Converts to Class E shares eight years after purchase.(i)

Class I*	Available only to the Funds (i.e., Fund-of-Fund investments).	none	none

Class R*	Available only to eligible retirement plans and health savings accounts; no minimum initial investment.	none	none

Class R3*	Effective after the close of business on December 31, 2010, Class R3 shares are closed to new investors; available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(n)	none	none

Class R4*	Effective after the close of business on December 31, 2010, Class R4 shares are closed to new investors; available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(n)	none	none

Class R5*	Effective after the close of business on December 31, 2010, Class R5 shares are closed to new investors; available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, health savings accounts and, if approved by the Distributor, institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments.(n)	none	none

Class T	Available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Columbia funds (formerly named Liberty funds).	none	none

Class W*	Available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.	none	none

Class Y*	Available to certain categories of investors which are subject to minimum initial investment requirements; currently offered only to former shareholders of the former Columbia Funds Institutional Trust.(q)	none	none

Class Z*	Available only to certain eligible investors, which are subject to different minimum initial investment requirements, ranging from $0 to $2,000.	none	none

S.2

	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)

Class A*	5.75% maximum, declining to 0.00% on investments of $1 million or more. None for money market Funds and certain other Funds.(f)	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase.(g)

Class B*	none	5.00% maximum, gradually declining to 0.00% after six years.(i)

Class C*	none	1.00% on certain investments redeemed within one year of purchase.

Class E	4.50% maximum, declining to 0.00% on investments of $500,000 or more.	1.00% on certain investments of between $1 million and $50 million redeemed within one year of purchase.

Class F	none	5.00% maximum, gradually declining to 0.00% after six years.

Class I*	none	none

Class R*	none	none

Class R3*	none	none

Class R4*	none	none

Class R5*	none	none

Class T	5.75% maximum, declining to 0.00% on investments of $1 million or more.	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase.(p)

Class W*	none	none

Class Y*	none	none

Class Z*	none	none

Non 12b-1
	Maximum Distribution and Service (12b-1) Fees(c)	Service Fees(d)

Class A*	Legacy Columbia funds: distribution fee up to 0.25% and service fee up to 0.25%; Legacy RiverSource funds: 0.25% distribution and service fees, except Columbia Money Market Fund, which pays 0.10%.	none

Class B*	0.75% distribution fee and 0.25% service fee, with certain exceptions.(c)	none

Class C*	0.75% distribution fee; 0.25% service fee.	none

Class E	0.10% distribution fee and 0.25% service fee, with certain exceptions.(c)	none

Class F	0.75% distribution fee; 0.25% service fee.	none

Class I*	none	none

Class R*	Legacy Columbia funds: 0.50% distribution fee; Legacy RiverSource funds: 0.50% fee, of which service fee can be up to 0.25%.	none

Class R3*	0.25% distribution fee	0.25%(m)

Class R4*	none	0.25%(m)

Class R5*	none	none

Class T	none	up to 0.50%.(o)

Class W*	0.25% distribution and service fees, with certain exceptions.(c)	none

Class Y*	none	none

Class Z*	none	none

S.3

*	For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the Class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(a)	See Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders for more details on the eligible investors and minimum initial and subsequent investment and account balance requirements.
(b)	Actual front-end sales charges and CDSCs vary among the Funds. For more information on applicable sales charges, see Choosing a Share Class — Sales Charges and Commissions, and for information about certain exceptions to these sales charge policies, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
(c)	These are the maximum applicable distribution and/or shareholder service fees. Because these fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution and/or shareholder service fees. For Legacy Columbia funds with Class A shares subject to both a distribution and service fee, the aggregate fees are limited to not more than 0.25%. Columbia Money Market Fund (formerly RiverSource Cash Management Fund) pays up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, and 0.10% distribution and service fees on Class W shares. Columbia Money Market Fund pays a distribution and service fee of up to 0.10% on Class A shares, up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, and 0.10% distribution and servicing fees on Class W shares. The Distributor has voluntarily agreed to waive all or a portion of distribution and/or service fees for certain classes of certain Funds. For information on these waivers, see Choosing a Share Class — Distribution and Service Fees. Compensation paid to selling and/or servicing agents may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific Fund share classes.
(d)	For more information, see Class R3 and Class R4 Shares — Plan Administration Fees and Class T Shares — Shareholder Service Fees.
(e)	The minimum initial investment requirement is $5,000 for RiverSource Disciplined Small Cap Value Fund, Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund, and $10,000 for Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund and Columbia Absolute Return Currency and Income Fund. For more details on the minimum initial investment requirement applicable to other Funds, see Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders.
(f)	The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, and RiverSource S&P 500 Index Fund.
(g)	There is no CDSC on Class A shares of the money market Funds or the Funds identified in footnote (f) above. Legacy Columbia fund Class A shareholders who purchased Class A shares without an initial sales charge because their accounts aggregated between $1 million and $50 million at the time of purchase and who purchased shares on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC.
(h)	The Funds no longer accept investments from new or existing investors in Class B shares, except through reinvestment of dividend and/or capital gain distributions by existing Class B shareholders, or a permitted exchange, as described in more detail under Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders — Buying Shares — Class B Shares Closed. Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling and/or servicing agent through the National Securities Clearing Corporation (NSCC) that are initial investments in Class B shares or that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the applicable front-end sales charge. Your selling and/or servicing agent may have different polices, including automatically redirecting the purchase order to a money market fund. See Choosing a Share Class — Class A Shares — Front-end Sales Charge for additional information about Class A shares.
(i)	Timing of conversion and CDSC schedule will vary depending on the Fund and the date of your original purchase of Class B shares. For more information on the timing of conversion of Class B shares to Class A shares, see Choosing a Share Class — Class B Shares — Conversion of Class B Shares to Class A Shares. Class B shares of Columbia Short Term Municipal Bond Fund do not convert to Class A shares. For information on the timing of the conversion of Class F shares to Class E shares, see Choosing a Share Class — Class F Shares — Commissions and Conversion to Class E Shares.
(j)	There is no investment limit on Class C shares purchased by employee benefit plans created under section 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans, that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper.
(k)	The Funds no longer accept investments from new or existing investors in Class E or Class F shares, except that existing Class E and/or Class F shareholders who opened and funded their account prior to September 22, 2006 may continue to invest in Class E and/or Class F shares, as described in more detail under Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders — Buying Shares — Class E and Class F Shares Closed. Class E and Class F shares are designed for investors who wish to make an irrevocable gift to a child, grandchild or other individual.
(l)	If you hold Class F shares of the Fund and your account has a value of less than $250,000, you may purchase additional Class F shares of the Fund in amounts that increase your account value up to a maximum of $250,000. The value of your account, for this purpose, includes the value of all Class F shares in eligible accounts held by you and your “immediate family.” For more information about account value aggregation and eligible accounts, see Choosing a Share Class — Reductions/Waivers of Sales Charges. If you have reached the $250,000 limit, any additional amounts you invest in Class F shares of the Fund will be invested in Class E shares of the Fund, without regard to the normal minimum investment amount required for Class E shares. Such investments will, however, be subject to the applicable front-end sales charge.
(m)	For more information, see Class R3 and Class R4 Shares — Plan Administration Fees.
(n)	Shareholders who opened and funded a Class R3, Class R4 or Class R5 shares account with a Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of the share class, and existing Class R3, Class R4 or Class R5 accounts may continue to allow new investors or participants to be established in their Fund account. For more information on eligible investors in these share classes and the closing of these share classes, see Buying Shares — Eligible Investors — Class R3 Shares, R4 Shares and Class R5 Shares.
(o)	For more information, see Class T Shares — Shareholder Service Fees.
(p)	Class T Shareholders who purchased Class T shares without a front-end sales charge because their accounts aggregated between $1 million and $50 million at the time of the purchase and who purchased shares on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC.
(q)	Class Y shares are available only to the following categories of investors: (i) individual investors and institutional clients (endowments, foundations, defined benefit plans, etc.) that invest at least $1 million in Class Y shares of a single Fund and (ii) group retirement plans (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans) with plan assets of at least $10 million.

S.4

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account with them. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Depending on which share class you choose, you will pay these charges either at the outset as a front-end sales charge, at the time you sell your shares as a contingent deferred sales charge (CDSC) and/or over time in the form of increased ongoing fees. Whether the ultimate cost is higher for one class over another depends on the amount you invest, how long you hold your shares and whether you are eligible for reduced or waived sales charges. We encourage you to consult with a financial advisor who can help you with your investment decisions.

Class A Shares — Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares (other than shares of a money market Fund and certain other Funds) unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for more information.

The Distributor receives the sales charge and re-allows (or pays) a portion of the sales charge to the selling and/or servicing agent through which you purchased the shares. The Distributor retains the balance of the sales charge. The Distributor retains the full sales charge you pay when you purchase shares of the Fund directly from the Fund (not through a selling and/or servicing agent). Sales charges vary depending on the amount of your purchase.

S.5

FUNDamentalstm

Front-End Sales Charge Calculation

The following tables present the front-end sales charge as a percentage of both the offering price and the net amount invested.

•	The offering price per share is the net asset value per share plus any front-end sales charge that applies.

•	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account (and any other accounts eligible for aggregation of which you or your financial advisor notify the Fund) and base the sales charge on the aggregate amount. See Choosing a Share Class — Reductions/Waivers of Sales Charges for a discussion of account value aggregation. There is no initial sales charge on reinvested dividend or capital gain distributions.

The front-end sales charge you’ll pay on Class A shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your financial advisor notify the Fund).

Class A Shares — Front-End Sales Charge — Breakpoint Schedule

				Amount
				retained by
			Sales	or paid to
		Sales	charge	selling
		charge	as a	and/or
		as a	% of the	servicing
		% of the	net	agents as a
	Dollar amount of	offering	amount	% of the
Breakpoint Schedule For:	shares bought(a)	price(b)	invested(b)	offering price

	$0—$49,999	5.75%	6.10%	5.00%

	$50,000—$99,999	4.50%	4.71%	3.75%

	$100,000—$249,999	3.50%	3.63%	3.00%

Equity Funds and Funds-of-Funds (equity)*	$250,000—$499,999	2.50%	2.56%	2.15%

	$500,000—$999,999	2.00%	2.04%	1.75%

	$1,000,000 or more	0.00%	0.00%	0.00%	(c)(d)

	$0—$49,999	4.75%	4.99%	4.00%

	$50,000—$99,999	4.25%	4.44%	3.50%

Fixed Income Funds (except those listed below)	$100,000—$249,999	3.50%	3.63%	3.00%

and Funds-of-Funds (fixed income)*	$250,000—$499,999	2.50%	2.56%	2.15%

	$500,000—$999,999	2.00%	2.04%	1.75%

	$1,000,000 or more	0.00%	0.00%	0.00%	(c)(d)

Columbia Absolute Return Currency and Income Fund,	$0—$99,999	3.00%	3.09%	2.50%

Columbia Floating Rate Fund,	$100,000—$249,999	2.50%	2.56%	2.15%

Columbia Inflation Protected Securities Fund,	$250,000—$499,999	2.00%	2.04%	1.75%

RiverSource Intermediate Tax-Exempt Fund,	$250,000—$499,999	2.00%	2.04%	1.75%

RiverSource Limited Duration Credit Fund and	$1,000,000 or more	0.00%	0.00%	0.00%	(c)(d)

RiverSource Short Duration U.S. Government Fund

S.6

				Amount
				retained by
			Sales	or paid to
		Sales	charge	selling
		charge	as a	and/or
		as a	% of the	servicing
		% of the	net	agents as a
	Dollar amount of	offering	amount	% of the
Breakpoint Schedule For:	shares bought(a)	price(b)	invested(b)	offering price

Columbia California Intermediate Municipal Bond Fund,	$0—$99,999	3.25%	3.36%	2.75%

Columbia Connecticut Intermediate Municipal Bond Fund,	$100,000—$249,999	2.50%	2.56%	2.15%

Columbia Georgia Intermediate Municipal Bond Fund,	$250,000—$499,999	2.00%	2.04%	1.75%

Columbia Intermediate Bond Fund,	$500,000—$999,999	1.50%	1.53%	1.25%

Columbia Intermediate Municipal Bond Fund,	$1,000,000 or more	0.00%	0.00%	0.00%	(c)(d)

Columbia LifeGoal® Income Portfolio,

Columbia Maryland Intermediate Municipal Bond Fund,

Columbia Massachusetts Intermediate Municipal Bond Fund,

Columbia New Jersey Intermediate Municipal Bond Fund,

Columbia New York Intermediate Municipal Bond Fund,

Columbia North Carolina Intermediate Municipal Bond Fund,

Columbia Oregon Intermediate Municipal Bond Fund,

Columbia Rhode Island Intermediate Municipal Bond Fund,

Columbia Short-Intermediate Bond Fund,

Columbia South Carolina Intermediate Municipal Bond Fund,

Columbia Total Return Bond Fund and

Columbia Virginia Intermediate Municipal Bond Fund

Columbia Short-Term Bond Fund and	$0—$99,999	1.00%	1.01%	0.75%

Columbia Short-Term Municipal Bond Fund	$100,000—$249,999	0.75%	0.76%	0.50%

	$250,000—$999,999	0.50%	0.50%	0.40%

	$1,000,000 or more	0.00%	0.00%	0.00%	(c)(d)

*	The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and RiverSource S&P 500 Index Fund. “Funds-of-Funds (equity)” includes — Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia Portfolio Builder Aggressive Fund, Columbia Portfolio Builder Moderate Aggressive Fund, Columbia Portfolio Builder Moderate Fund, Columbia Portfolio Builder Total Equity Fund, Columbia Retirement Plus 2010 Fund, Columbia Retirement Plus 2015 Fund, Columbia Retirement Plus 2020 Fund, Columbia Retirement Plus 2025 Fund, Columbia Retirement Plus 2030 Fund, Columbia Retirement Plus 2035 Fund, Columbia Retirement Plus 2040 Fund, Columbia Retirement Plus 2045 Fund, Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025, Seligman TargETFund 2015 and Seligman TargETFund Core. “Funds-of-Funds (fixed income)” includes — Columbia Income Builder Fund, Columbia Income Builder Fund II, Columbia Income Builder Fund III, Columbia Portfolio Builder Conservative Fund and Columbia Portfolio Builder Moderate Conservative Fund. Columbia Asset Allocation Fund, Columbia Asset Allocation Fund II, Columbia Balanced Fund and Columbia Liberty Fund are treated as equity Funds for purposes of the table.
(a)	Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Choosing a Share Class — Reductions/Waivers of Sales Charges for a discussion of account value aggregation.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.
(c)	Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following amounts out of its own resources (except for the Funds listed below): 1.00% on purchases from $1 million up to but not including $3 million; 0.50% on purchases of $3 million up to but not including $50 million; and 0.25% on amounts of $50 million or more. The Distributor may be reimbursed if a CDSC is deducted when the shares are redeemed. Currently, the Distributor does not make such payments on purchases of the following Funds for purchases with a total market value of $1 million or more: Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia U.S. Treasury Index Fund and RiverSource S&P 500 Index Fund.
(d)	For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor the following sales commissions on purchases that are coded as commission-eligible trades: 1.00% on all purchases up to but not including $3 million, including those in amounts of less than $1 million; up to 0.50% on all purchases of $3 million up to but not including $50 million; and up to 0.25% on all purchases of $50 million or more.

Class A Shares — CDSC

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

•	If you bought Class A shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares in accordance with the following policies:

S.7

•	Columbia fund shareholders who purchased shares of a Legacy Columbia fund on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase.

•	Fund shareholders who purchased shares after September 3, 2010 will incur a CDSC if those shares are redeemed within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase.

•	Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.

The CDSC on Class A shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested distributions.

In certain circumstances, the CDSC may not apply. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details.

S.8

FUNDamentalstm

Contingent Deferred Sales Charge

A contingent deferred sales charge or CDSC is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC varies based on the Fund and the length of time that you have held your shares.

For purposes of calculating the CDSC on shares of a Legacy Columbia fund and, for shares of a Legacy RiverSource fund purchased after the close of business on September 3, 2010, the start of the holding period is the first day of the month in which your purchase was made. For purposes of calculating the CDSC on shares of a Legacy RiverSource fund purchased on or before the close of business on September 3, 2010, the start of the holding period is the date your purchase was made. When you place an order to sell your shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Fund.

Class A Shares — Commissions

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge paid by you. The up-front commission on Class A shares, which varies by Fund, may be up to 5.00% of the offering price for Funds with a maximum front-end sales charge of 5.75%, up to 4.00% of the offering price for Funds with a maximum front-end sales charge of 4.75%, up to 2.75% of the offering price for Funds with a maximum front-end sales charge of 3.25%, up to 2.50% of the offering price for Funds with a maximum front-end sales charge of 3.00%, and up to 0.75% of the offering price for Funds with a maximum front-end sales charge of 1.00%.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares — Commission Schedule (Paid by the Distributor to Selling and/or Service Agents)*

Commission Level
(as a % of net asset
Purchase Amount	value per share)

$1 million—$2,999,999	1.00%**
$3 million—$49,999,999	0.50%
$50 million or more	0.25%

*	Not applicable to Funds that do not assess a front-end sales charge.
**	For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor sales commissions on purchases (that are coded as commission-eligible trades) in amounts of less than $1 million.

S.9

Class B Shares — Sales Charges

The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below under Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class B Shares Closed.

You don’t pay a front-end sales charge when you buy Class B shares, but you may pay a CDSC when you sell Class B shares.

Class B Shares — CDSC

The CDSC on Class B shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

•	will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, and

•	generally declines each year until there is no sales charge for redeeming shares.

You’ll pay a CDSC if you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details. Also, you will not pay a CDSC on any amount that represents appreciation in the value of your shares. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares — CDSC Schedule for the Funds

	Applicable CDSC*

		Columbia California Intermediate Municipal Bond Fund,
		Columbia Georgia Intermediate Municipal Bond Fund, Columbia
		Connecticut Intermediate Municipal Bond Fund, Columbia
		Intermediate Bond Fund, Columbia Intermediate Municipal
		Bond Fund, Columbia LifeGoal® Income Portfolio, Columbia
		Maryland Intermediate Municipal Bond Fund, Columbia
		Massachusetts Intermediate Municipal Bond Fund,
		Columbia New Jersey Intermediate Municipal Bond Fund, Columbia
		New York Intermediate Municipal Bond Fund, Columbia
		North Carolina Intermediate Municipal Bond Fund, Columbia
		Oregon Intermediate Municipal Bond Fund, Columbia
		Rhode Island Intermediate Municipal Bond Fund, Columbia Short
Number of		Term Bond Fund, Columbia South Carolina Intermediate
Years Class B	All funds except those	Municipal Bond Fund, Columbia Total Return Bond Fund and
Shares Held	listed to the right	Columbia Virginia Intermediate Municipal Bond Fund

One	5.00%	3.00%
Two	4.00%	3.00%
Three	3.00%**	2.00%
Four	3.00%	1.00%
Five	2.00%	None
Six	1.00%	None

Class B Shares — CDSC Schedule for the Funds

Applicable CDSC*

Columbia California Intermediate Municipal Bond Fund,
Columbia Georgia Intermediate Municipal Bond Fund, Columbia
Connecticut Intermediate Municipal Bond Fund, Columbia
Intermediate Bond Fund, Columbia Intermediate Municipal
Bond Fund, Columbia LifeGoal® Income Portfolio,
Columbia Maryland Intermediate Municipal Bond Fund, Columbia
Massachusetts Intermediate Municipal Bond Fund,
Columbia New Jersey Intermediate Municipal Bond Fund, Columbia
New York Intermediate Municipal Bond Fund, Columbia
North Carolina Intermediate Municipal Bond Fund, Columbia
Oregon Intermediate Municipal Bond Fund, Columbia
Rhode Island Intermediate Municipal Bond Fund, Columbia Short
Number of		Term Bond Fund, Columbia South Carolina Intermediate
Years Class B	All funds except those	Municipal Bond Fund, Columbia Total Return Bond Fund and
Shares Held	listed to the right	Columbia Virginia Intermediate Municipal Bond Fund

Seven	None	None
Eight	None	None
Nine	Conversion to Class A Shares	Conversion to Class A Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
**	For shares purchased in a Legacy RiverSource fund (other than a Seligman fund) on or prior to June 12, 2009, the CDSC percentage for year three is 4%.

Class B shares of Columbia Short Term Municipal Bond Fund are not subject to a CDSC.

S.10

Class B Shares — Commissions

If you are an investor who purchased Class B shares prior to their closing (except for certain limited transactions), although there was no front-end sales charge for Class B shares when you bought Class B shares, the Distributor paid an up-front commission directly to your selling and/or servicing agent when you bought the Class B shares (a portion of this commission may, in turn, have been paid to your financial advisor). This up-front commission, which varies across the Funds, was up to 4.00% of the net asset value per share of Funds with a maximum CDSC of 5.00% and of Class B shares of Columbia Short Term Municipal Bond Fund and up to 2.75% of the net asset value per share of Funds with a maximum CDSC of 3.00%. The Distributor continues to seek to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC paid when you sell your shares. See Choosing a Share Class — Distribution and Service Fees for details.

Class B Shares — Conversion to Class A Shares

Class B shares purchased in a Legacy Columbia fund at any time, a Legacy RiverSource fund (other than a Seligman fund) at any time, or a Seligman fund on or after June 13, 2009 automatically convert to Class A shares after you’ve owned the shares for eight years, except for Class B shares of Columbia Short Term Municipal Bond Fund, which do not convert to Class A shares. Class B shares originally purchased in a Seligman fund on or prior to June 12, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. The conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

Class B shares purchased in a Legacy RiverSource fund (other than a Seligman fund) prior to May 21, 2005 age on a calendar year basis. Class B shares purchased in a Legacy Columbia fund at any time, Seligman fund at any time, or a Legacy RiverSource fund on or after May 21, 2005 age on a daily basis. For example, a purchase made on November 12, 2004 completed its first year on December 31, 2004 under calendar year aging, but completed its first year on November 11, 2005 under daily aging.

The following rules apply to the conversion of Class B shares to Class A shares:

•	Class B shares are converted on or about the 15th day of the month that they become eligible for conversion. For purposes of determining the month when your Class B shares are eligible for conversion, the start of the holding period is the first day of the month in which your purchase was made.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

•	You’ll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from U.S. federal income tax.

Class C Shares — Sales Charges

You don’t pay a front-end sales charge when you buy Class C shares, but you may pay a CDSC when you sell Class C shares.

Class C Shares — CDSC

You’ll pay a CDSC of 1.00% if you redeem Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. For details, see Choosing a Share Class — Reductions/Waivers of Sales Charges. The CDSC on Class C shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

•	will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, and

•	is reduced to 0.00% on shares redeemed a year or more after purchase.

Class C Shares — Commissions

Although there is no front-end sales charge when you buy Class C shares, the Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares (a portion of this commission may, in turn, be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution and/or service plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class — Distribution and Service Fees for details.

Class E Shares — Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class E shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for more information.

S.11

The front-end sales charge you’ll pay on Class E shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class E Shares — Front-End Sales Charge — Breakpoint Schedule

		Sales charge	Amount retained by or
	Sales charge	as a % of the	paid to selling and/or
Dollar amount of	as a % of the	net amount	servicing agents as a %
shares bought(a)	offering price(b)	invested(b)	of the offering price

$0—$49,999	4.50%	4.71%	4.00%
$50,000—$99,999	3.50%	3.63%	3.00%
$100,000—$249,999	2.50%	2.56%	2.00%
$250,000—$499,999	1.25%	1.27%	1.00%
$500,000—$999,999	0.00%	0.00%	0.00%
$1,000,000 or more	0.00%	0.00%	0.00% (c)

(a)	Purchase amounts and account values are aggregated among all eligible Fund accounts for the purposes of this table.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.
(c)	Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following out of its own resources: 1.00% on purchases up to but not including $3 million, 0.50% on purchases of $3 million up to but not including $5 million and 0.25% on purchases of $5 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.

Class E Shares — CDSC

In some cases, you’ll pay a CDSC if you sell Class E shares that you bought without an initial sales charge.

•	If you bought Class E shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a 1.00% CDSC if you redeem those shares within one year of buying them.

•	Subsequent Class E share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of buying them.

The CDSC on Class E shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class E shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of your investment in the Funds.

The Distributor may pay your selling and/or servicing agent an up-front commission of up to 4.00% of the offering price per share when you buy Class E shares. The Distributor funds the commission through the applicable sales charge paid by you.

Class E Shares — Commissions

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy Class E shares, according to the following schedule:

Class E Shares — Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)

Commission Level
(as a % of net asset
Purchase Amount	value per share)

$0—$2,999,999	1.00%
$3 million—$4,999,999	0.50%
$5 million or more	0.25%

S.12

Class F Shares — Sales Charges

You don’t pay a front-end sales charge when you buy Class F shares, but you may pay a CDSC when you sell Class F shares. The CDSC on Class F shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

•	will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, and

•	generally declines each year until there is no sales charge for redeeming shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which your purchase was made. When you place an order to sell your Class F shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of your investment in the Funds.

Class F Shares — CDSC

The CDSC you pay on Class F shares depends on how long you’ve held your shares:

Class F Shares — CDSC Schedule

Number of Years Class F Shares Held	Applicable CDSC*

One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	None
Eight	None
Nine	Conversion to Class E Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Class F Shares — Commissions and Conversion to Class E Shares

Although there is no front-end sales charge when you buy Class F shares, the Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 4.00% of the net asset value per share when you buy Class F shares (a portion of this commission may, in turn, be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC when you sell your shares. See Choosing a Share Class — Distribution and Service Fees for details.

Class F shares automatically convert to Class E shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class E shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class F shares to Class E shares:

•	Class F shares are converted on or about the 15th day of the month that they become eligible for conversion.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class E shares at the same time.

•	You’ll receive the same dollar value of Class E shares as the Class F shares that were converted. Class F shares that you received from an exchange of Class F shares of another Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from U.S. federal income tax.

S.13

Class R Shares — Sales Charges and Commissions

You don’t pay a front-end sales charge when you buy Class R shares of the Fund or a CDSC when you sell Class R shares of the Fund. See Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders for more information about investing in Class R shares of the Fund. The Distributor pays an up-front commission directly to your selling and/or servicing agent when you buy Class R shares (a portion of this commission may, in turn, be paid to your financial advisor), according to the following schedule:

Class R Shares — Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)

Commission Level
(as a % of net asset
Purchase Amount	value per share)

$0—$49,999,999	0.50%
$50 million or more	0.25%

The Distributor seeks to recover this commission through distribution and/or service fees it receives under the Fund’s distribution and/or service plan. See Choosing a Share Class — Distribution and Service Fees for details.

Class T Shares — Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class T shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you’ll pay on Class T shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class T Shares — Front-End Sales Charge — Breakpoint Schedule

				Amount retained
		Sales charge	Sales charge	by or paid to
		as a %	as a %	selling and/or
		of the	of the	servicing agents
Breakpoint	Dollar amount of	offering	net amount	as a % of the
Schedule For:	shares bought(a)	price(b)	invested(b)	offering price

	$0—$49,999	5.75%	6.10%	5.00%

	$50,000—$99,999	4.50%	4.71%	3.75%

Equity Funds	$100,000—$249,999	3.50%	3.63%	2.75%

	$250,000—$499,999	2.50%	2.56%	2.00%

	$500,000—$999,999	2.00%	2.04%	1.75%

	$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

	$0—$49,999	4.75%	4.99%	4.25%

	$50,000—$99,999	4.50%	4.71%	3.75%

Fixed-Income Funds	$100,000—$249,999	3.50%	3.63%	2.75%

	$250,000—$499,999	2.50%	2.56%	2.00%

	$500,000—$999,999	2.00%	2.04%	1.75%

	$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

(a)	Purchase amounts and account values are aggregated among all eligible Fund accounts for the purposes of this table.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.
(c)	Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following amounts out of its own resources: 1.00% on purchases of $1 million up to but not including $3 million, 0.50% on purchases of $3 million up to but not including $50 million and 0.25% on purchases of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.
(d)	For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor the following sales commissions on purchases that are coded as commission-eligible trades: 1.00% on purchases up to but not including $3 million (including those in amounts of less than $1 million), up to 0.50% on purchases of $3 million up to but not including $50 million, and up to 0.25% on purchases of $50 million or more.

S.14

Class T Shares — CDSC

In some cases, you’ll pay a CDSC if you sell Class T shares that you bought without an initial sales charge.

•	If you bought Class T shares without a front-end sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares in accordance with the following policies:

•	Shareholders who purchased shares of a Legacy Columbia fund on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase.

•	Shareholders who purchased shares of a Fund after September 3, 2010 will incur a CDSC if those shares are redeemed within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months of purchase.

•	Subsequent Class T share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of purchase.

The CDSC on Class T shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class T shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of your investment in the Funds.

In certain circumstances, the CDSC may not apply. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details.

Class T Shares — Commissions

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class T shares (a portion of this commission may, in turn, be paid to your financial advisor). The up-front commission, which varies by Fund, may be up to 5.00% of the offering price for Funds with a maximum front-end sales charge of 5.75% and up to 4.25% of the offering price for Funds with a maximum front-end sales charge of 4.75%.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class T shares, according to the following schedule:

Class T Shares — Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)

Commission Level
(as a % of net asset
Purchase Amount	value per share)

$1 million—$2,999,999	1.00%
$3 million—$49,999,999	0.50%
$50 million or more	0.25%

S.15

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A, Class E or Class T shares of a Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation (ROA), you may combine the value of eligible accounts maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a Class A shares breakpoint discount through ROA, you may aggregate your or your immediate family members’ ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds, which may not be aggregated.

Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases (including existing ROA purchases) of Class A shares, Class E shares or Class T shares made within 13 months of the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. The required form of LOI may vary by selling and/or servicing agent, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow. At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the purchase commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you’ve made under an LOI, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. For purposes of making an LOI to purchase additional shares, you may aggregate your ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds, which may not be aggregated.

You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your selling and/or servicing agent in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different selling and/or servicing agents. You and your selling and/or servicing agent are responsible for ensuring that you receive discounts for which you are eligible. The Fund is not responsible for a selling and/or servicing agent’s failure to apply the eligible discount to your account. You may be asked by your selling and/or servicing agent for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different selling and/or servicing agent and records of accounts established by members of your immediate family.

FUNDamentalstm

Your “Immediate Family” and Account Value Aggregation

For purposes of reaching the Class F shares investment limits described in Choosing a Share Class — Comparison of the Share Classes or obtaining a Class A shares, Class E shares or Class T shares breakpoint discount, the value of your account will be deemed to include the value of all applicable shares in eligible accounts that are held by you and your “immediate family,” which includes your spouse, domestic partner, parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law, provided that you and your immediate family members share the same mailing address. Any Fund accounts linked together for account value aggregation purposes as of the close of business on September 3, 2010 will be permitted to remain linked together. Remember that in order to obtain a breakpoint discount, you must notify your selling and/or servicing agent in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The following accounts are eligible for account value aggregation as described above:

•	Individual or joint accounts;

•	Roth and traditional Individual Retirement Accounts (IRAs), Simplified Employee Pension accounts (SEPs), Savings Investment Match Plans for Employees of Small Employers accounts (SIMPLEs) and Tax Sheltered Custodial Accounts (TSCAs);

•	Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors (UTMA) accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

•	Revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor;

S.16

•	Accounts held in the name of your, your spouse’s, or your domestic partner’s sole proprietorship or single owner limited liability company or S corporation;

•	Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan; and

•	Investments in wrap accounts;

provided that each of the accounts identified above is invested in Class A, Class B, Class C, Class E, Class F, Class T, Class W and/or Class Z shares of the Funds.

The following accounts are not eligible for account value aggregation as described above:

•	Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

•	Accounts invested in Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds;

•	Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, or managed separate accounts;

•	Charitable and irrevocable trust accounts; and

•	Accounts holding shares of money market Funds that used the Columbia brand before May 1, 2010.

Front-End Sales Charge Waivers

The following categories of investors may buy Class A, Class E and Class T shares of the Funds at net asset value, without payment of any front-end sales charge that would otherwise apply:

•	Current or retired Fund Board members, officers or employees of the Funds or Columbia Management or its affiliates(1);

•	Current or retired Ameriprise Financial Services, Inc. financial advisors and employees of such financial advisors(1);

•	Registered representatives and other employees of affiliated or unaffiliated selling and/or servicing agent having a selling agreement with the Distributor(1);

•	Registered broker/dealer firms that have entered into a dealer agreement with the Distributor may buy Class A shares without paying a front-end sales charge for their investment account only;

•	Portfolio managers employed by subadvisers of the Funds(1);

•	Partners and employees of outside legal counsel to the Funds or the Funds’ directors or trustees who regularly provide advice and services to the Funds, or to their directors or trustees;

•	Direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same Fund;

•	Purchases made:

•	With dividend or capital gain distributions from a Fund or from the same class of another Fund;

•	Through or under a wrap fee product or other investment product sponsored by a selling and/or servicing agent that charges an account management fee or other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements that have or that clear trades through a selling and/or servicing agent that has a selling agreement with the Distributor;

•	Through state sponsored college savings plans established under Section 529 of the Internal Revenue Code; or

•	Through banks, trust companies and thrift institutions, acting as fiduciaries;

•	Separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11);

•	Purchases made through “employee benefit plans” created under section 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper; and

(1)	Including their spouses or domestic partners, children or step-children, parents, step-parents or legal guardians, and their spouse’s or domestic partner’s parents, step-parents, or legal guardians.

•	At the Fund’s discretion, front-end sales charges may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.

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Restrictions may apply to certain accounts and certain transactions. The Funds may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. Unless you provide your selling and/or servicing agent with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your selling and/or servicing agent provide this information to the Fund when placing your purchase order. Please see the SAI for more information about the sales charge reductions and waivers.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B, Class C, Class E, Class F or Class T shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Funds or for other reasons.

CDSC — Waivers of the CDSC for Class A, Class C, Class E, Class F and Class T shares. The CDSC will be waived on redemptions of shares:

•	in the event of the shareholder’s death;

•	for which no sales commission or transaction fee was paid to an authorized selling and/or servicing agent at the time of purchase;

•	purchased through reinvestment of dividend and capital gain distributions;

•	in an account that has been closed because it falls below the minimum account balance;

•	that result from required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70 1/2;

•	that result from returns of excess contributions made to retirement plans or individual retirement accounts, so long as the selling and/or servicing agent returns the applicable portion of any commission paid by the Distributor;

•	of Class A shares of a Fund initially purchased by an employee benefit plan;

•	other than Class A shares, of a Fund initially purchased by an employee benefit plan that are not connected with a plan level termination;

•	in connection with the Fund’s Small Account Policy (which is described below in Buying, Selling and Exchanging Shares — Transaction Rules and Policies);

•	at a Fund’s discretion, issued in connection with plans of reorganization, including but not limited to mergers, asset acquisitions and exchange offers, to which the Fund is a party; and

•	by certain other investors as set forth in more detail in the SAI.

CDSC — Waivers of the CDSC for Class B shares. The CDSC will be waived on redemptions of shares:

•	in the event of the shareholder’s death;

•	that result from required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70 1/2;

•	in connection with the Fund’s Small Account Policy (which is described below in Buying, Selling and Exchanging Shares — Transaction Rules and Policies); and

•	by certain other investors, including certain institutions as set forth in more detail in the SAI.

Restrictions may apply to certain accounts and certain transactions. The Distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

Please see the SAI for more information about the sales charge reductions and waivers described here.

Repurchases

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption of any Class A, B, C or T shares of the Fund (other than Columbia Money Market Fund or Columbia Government Money Market Fund) within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, B, C or T shares of the Fund will not be reimbursed.

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To be eligible for these reinstatement privileges, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling and/or servicing agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order. The repurchased shares will be deemed to have the original purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases are excluded from this policy.

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the applicable Board has approved, and the Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from the Fund assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

	Distribution	Service	Combined
	Fee	Fee	Total

Class A	up to 0.25%	up to 0.25%	up to 0.35%(a)(b)(c)
Class B	0.75%	0.25%	1.00%(a)(b)
Class C	0.75%(c)	0.25%	1.00%(b)(d)
Class E	0.10%	0.25%	0.35%
Class F	0.75%	0.25%	1.00%
Class I	none	none	none
Class R (Legacy Columbia funds)	0.50%	—(e)	0.50%
Class R (Legacy RiverSource funds)	up to 0.50%	up to 0.25%	0.50%(e)
Class R3	0.25%	0.25%(f)	0.50%(f)
Class R4	none	0.25%(f)	0.25%(f)
Class R5	none	none	none
Class T	none	0.50%(g)	0.50%(g)
Class W	up to 0.25%	up to 0.25%	0.25%(c)
Class Y	none	none	none
Class Z	none	none	none

(a)	As shown in the table below, the maximum distribution and service fees of Class A shares varies among the Funds, as follows:

	Maximum	Maximum	Maximum
	Class A	Class A	Class A
Funds	Distribution Fee	Service Fee	Combined Total

Legacy RiverSource funds (other than Columbia Money Market Fund)	Up to 0.25%	Up to 0.25%	0.25%

Columbia Money Market Fund	—	—	0.10%

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	Maximum	Maximum	Maximum
	Class A	Class A	Class A
Funds	Distribution Fee	Service Fee	Combined Total

Columbia Asset Allocation Fund, Columbia Balanced Fund, Columbia Conservative High Yield Fund, Columbia Contrarian Core Fund, Columbia Disciplined Value Fund, Columbia Dividend Income Fund, Columbia Large Cap Growth Fund, Columbia Mid Cap Growth Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Real Estate Equity Fund, Columbia Small Cap Core Fund, Columbia Small Cap Growth Fund I, Columbia Technology Fund	up to 0.10%	up to 0.25%	up to 0.35%; these Funds may pay distribution and service fees up to a maximum of 0.35% of the their average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services) but currently limit such fees to an aggregate fee of not more than 0.25% for Class A shares.

Columbia Blended Equity Fund, Columbia Bond Fund, Columbia California Tax-Exempt Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Core Bond Fund, Columbia Corporate Income Fund, Columbia Emerging Markets Fund, Columbia Federal Securities Fund, Columbia Greater China Fund, Columbia High Yield Opportunity Fund, Columbia Liberty Fund, Columbia Energy and Natural Resources Fund, Columbia International Bond Fund, Columbia International Growth Fund, Columbia International Stock Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia Mid Cap Core Fund, Columbia Small Cap Value Fund I, Columbia Strategic Investor Fund, Columbia Massachusetts Tax-Exempt Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia New York Tax-Exempt Fund, Columbia Pacific/Asia Fund, Columbia Rhode Island Intermediate Municipal Bond Fund, Columbia Select Large Cap Growth Fund, Columbia Select Opportunities Fund, Columbia Select Small Cap Fund, Columbia Short-Intermediate Bond Fund, Columbia Strategic Income Fund, Columbia U.S. Treasury Index Fund, Columbia Value and Restructuring Fund, Columbia World Equity Fund	—	0.25%	0.25%

Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund, Columbia Tax Exempt Fund	—	0.20%	0.20%

Columbia Asset Allocation Fund II, Columbia California Intermediate Municipal Bond Fund, Columbia Convertible Securities Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Global Value Fund, Columbia High Income Fund, Columbia International Value Fund, Columbia Large Cap Core Fund, Columbia Marsico Focused Equities Fund, Columbia Marsico Global Fund, Columbia Maryland Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia Short Term Municipal Bond Fund, Columbia Small Cap Growth Fund II, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Total Return Bond Fund, Columbia Virginia Intermediate Municipal Bond Fund, Columbia Large Cap Value Fund, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia LifeGoal® Income Portfolio, Columbia Marsico 21st Century Fund, Columbia Marsico Growth Fund, Columbia Marsico International Opportunities Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia Masters International Equity Portfolio, Columbia Small Cap Value Fund II, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Overseas Value Fund	—	—	0.25%; these Funds pay a combined distribution and service fee pursuant to their combined distribution and shareholder servicing plan for Class A shares.

(b)	The service fees for Class A shares, Class B shares and Class C shares of certain Funds depend on when the shares were purchased, as described below. Service Fee for Class A shares and Class B shares of Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund — The annual service fee may equal up to 0.10% on net assets attributable to shares of these Funds issued prior to December 1, 1994 and 0.25% on net assets attributable to Fund shares issued thereafter. This arrangement results in a rate of service fee for Fund shares that is a blend between the 0.10% and 0.25% rates. For the fiscal year ended October 31, 2009, the blended service fee was 0.24% of the Fund’s average net assets for each of these Funds, other than Columbia Massachusetts Tax-Exempt Fund, which had a blended service fee of 0.23%. Service Fee for Class A shares, Class B shares and Class C shares of Columbia Liberty Fund — The annual service fee may equal up to 0.15% on net assets attributable to shares of this Fund issued prior to April 1, 1989 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all shares that is a blend between the 0.15% and 0.25% rates. For the fiscal year ended September 30, 2009, the blended service fee was 0.24% of the Fund’s average daily net assets. Service Fee for Class A shares, Class B shares and Class C shares of Columbia Strategic Income Fund — The annual service fee may equal up to 0.15% on net assets attributable to shares of this Fund issued prior to January 1, 1993 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all Fund shares that is a blend between the 0.15% and 0.25% rates. For the fiscal year ended May 31, 2010, the blended service fee was 0.25% of the Fund’s average net assets. Service Fee for Class A shares, Class B shares and Class C shares of Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund and Columbia Tax-Exempt Fund — The annual service fee may equal up to 0.20% of the average daily net asset value of all shares of such Fund class. Distribution Fee for Class B shares and Class C shares for Columbia Intermediate Municipal Bond Fund — The annual distribution fee shall be 0.65% of the average daily net assets of the Fund’s Class B shares and Class C shares. Fee amounts noted apply to Class B shares of the Funds other than Class B shares of Columbia Money Market Fund, which pay distribution fees of up to 0.75% and service fees of up to 0.10%, for a combined total of 0.85%.
(c)	Fee amounts noted apply to all Funds other than Columbia Money Market Fund (formerly RiverSource Cash Management Fund), which, for each of Class A and Class W shares, pays distribution and service fees of 0.10%, and for Class C shares pays distribution fees of 0.75%. The Distributor has voluntarily agreed, effective April 15, 2010, to waive the 12b-1 fees it receives from Class A, Class C, Class R (formerly Class R2) and Class W shares of Columbia Money Market Fund and from Class A, Class C and Class R (formerly Class R2) shares of Columbia Government Money Market Fund. Compensation paid to broker-dealers and other financial intermediaries may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific share classes of these Funds.
(d)	The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares of the following Funds so that the combined distribution and service fee (or the distribution fee for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund) does not exceed the specified percentage annually: 0.40% for Columbia Intermediate Municipal Bond Fund; 0.45% for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund; 0.56% for Columbia Short Term Bond Fund; 0.65% for Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund and Columbia Rhode Island Intermediate Municipal Bond Fund; 0.80% for Columbia High Yield Municipal Fund and Columbia Tax-Exempt Fund; 0.85% for Columbia Conservative High Yield Fund, Columbia Core Bond Fund, Columbia Corporate Income Fund, Columbia Federal Securities Fund, Columbia High Yield Opportunity Fund, Columbia Intermediate Bond Fund, Columbia Strategic Income Fund and Columbia U.S. Treasury Index Fund. These arrangements may be modified or terminated by the Distributor at any time.
(e)	Class R shares of Legacy Columbia funds pay a distribution fee pursuant to a distribution (Rule 12b-1) plan for Class R shares. The Legacy Columbia funds do not have a shareholder service plan for Class R shares. The Legacy RiverSource funds have a distribution and shareholder service plan for Class R shares, which, prior to the close of business on September 3, 2010, were known as Class R2 shares. For Legacy RiverSource fund Class R shares, the maximum fee under the plan reimbursed for

S.20

distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the Fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.
(f)	The shareholder service fees for Class R3 and Class R4 shares are not paid pursuant to a 12b-1 plan. Under a plan administration services agreement, the Funds’ Class R3 and Class R4 shares pay for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and health savings accounts.
(g)	The shareholder servicing fees for Class T shares are up to 0.50% of average daily net assets attributable to Class T shares for equity Funds (including Columbia Asset Allocation Fund) and 0.40% for fixed income Funds. The Funds currently limit such fees to a maximum of 0.30% for equity Funds and 0.15% for fixed-income Funds other than Columbia Rhode Island Intermediate Municipal Bond Fund, for which the limit currently is 0.00%. See Class T Shareholder Service Fees below for more information.

The distribution and/or shareholder service fees for Class A, Class B, Class C, Class E, Class F, Class R and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the 1940 Act, and are used by the Distributor to make payments, or to reimburse the Distributor for certain expenses it incurs, in connection with distributing the Fund’s shares and directly or indirectly providing services to Fund shareholders. These payments or expenses include providing distribution and/or shareholder service fees to selling and/or servicing agents that sell shares of the Fund or provide services to Fund shareholders. The Distributor may retain these fees otherwise payable to selling and/or servicing agents if the amounts due are below an amount determined by the Distributor in its discretion.

For Legacy RiverSource fund Class A, Class B and Class W shares, the Distributor begins to pay these fees immediately after purchase. For Legacy RiverSource fund Class C shares, the Distributor pays these fees in advance for the first 12 months. Selling and/or servicing agents also receive distribution fees up to 0.75% of the average daily net assets of Legacy RiverSource fund Class C shares sold and held through them, which the Distributor begins to pay 12 months after purchase. For Legacy RiverSource fund Class B shares, and, for the first 12 months following the sale of Legacy RiverSource fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling and/or servicing agents, and to pay for other distribution related expenses. Selling and/or servicing agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.

For Legacy Columbia fund Class E, Class R shares and, with the exception noted in the next sentence, Class A shares, the Distributor begins to pay these fees immediately after purchase. For Legacy Columbia fund Class B, Class F, Class A (if purchased as part of a purchase of shares of $1 million or more) and, with the exception noted in the next sentence, Class C shares, the Distributor begins to pay these fees 12 months after purchase (for Columbia fund Class B and Class F shares, and, for the first 12 months following the sale of Columbia Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling and/or servicing agents, and to pay for other distribution related expenses). For Legacy Columbia fund Class C shares, selling and/or servicing agents may opt to decline payment of sales commission and, instead, may receive these fees immediately after purchase. Selling and/or servicing agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.

If you maintain shares of the Fund directly with the Fund, without working directly with a financial advisor or selling and/or servicing agent, distribution and service fees may be retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.

Over time, these distribution and/or shareholder service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue in effect. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other additional fees for providing services to your account, which may be different from those described here.

Class T Shareholder Service Fees

The Funds that offer Class T shares have adopted a shareholder servicing plan that permits them to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. Equity Funds (including Columbia Asset Allocation Fund) may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but such fees will not exceed the Fund’s net investment income attributable to Class T shares. These fees are currently limited to an aggregate annual rate of not more than 0.30% of the Fund’s average daily net assets attributable to Class T shares for shareholder liaison services and administrative support services. Fixed income Funds may pay shareholder service fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class T shares (comprised of an annual rate of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services), but such fees will not exceed the Fund’s net investment income attributable to Class T shares. These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund’s average daily net assets attributable to Class T shares for shareholder liaison services and administrative support services, other than Columbia Rhode Island Intermediate Municipal Bond Fund, for which the limit currently is 0.00%.

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Class R3 and Class R4 Shares Plan Administration Fee

Class R3 and Class R4 shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the class.

Selling and/or Servicing Agent Compensation

The Distributor and the investment manager make payments, from their own resources, to selling and/or servicing agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that intermediary, gross sales of the Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that a selling and/or servicing agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the intermediary.

The Distributor and the investment manager may make payments in larger amounts or on a basis other than those described above when dealing with certain selling and/or servicing agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling and/or servicing agents to offset credits that they may provide to customers.

The Distributor, the Transfer Agent and the investment manager may also make payments to financial intermediaries, including other Ameriprise Financial affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those selling and/or servicing agents for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by selling and/or servicing agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

For all classes other than Class Y shares, the Funds may reimburse the Transfer Agent for amounts paid to selling and/or servicing agents that maintain assets in omnibus accounts, subject to an annual cap that varies among Funds. Generally, the annual cap for each Fund (other than the Columbia Acorn funds) is 0.20% of the average aggregate value of the Fund’s shares maintained in each such account for selling and/or servicing agents that seek payment by the Transfer Agent based on a percentage of net assets. Please see the SAI for additional information. The annual cap for Columbia Acorn funds is 0.05% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the investment manager. The Distributor and the investment manager may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the investment manager and their affiliates are paid out of the Distributor’s and the investment manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the investment manager and their affiliates, as well as a list of the selling and/or servicing agents, including Ameriprise Financial affiliates, to which the Distributor and the investment manager have agreed to make marketing support payments. Your selling and/or servicing agent may charge you fees and commissions in addition to those described in the prospectus. You should consult with your selling and/or servicing agent and review carefully any disclosure your selling and/or servicing agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling and/or servicing agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

S.22

FUNDamentalstm

NAV Calculation

Each of the Fund’s share classes calculates its NAV per share as follows:

(Value of assets of the share class)
NAV	=	− (Liabilities of the share class)

Number of outstanding shares of the class

FUNDamentalstm

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still change on days that the NYSE is closed, including to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. For a Fund organized as a fund-of-funds, the assets will consist primarily of shares of the underlying funds, which are valued at their NAVs.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the investment manager’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

For money market Funds, the Fund’s investments are valued at amortized cost, which approximates market value.

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.

S.23

Order Processing

Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day are priced at the Fund’s net asset value per share on that day. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to your order is also called the trade date.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling and/or servicing agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.

Qualified customers can obtain a Medallion Signature Guarantee from any financial institution — including commercial banks, credit unions and broker/dealers — that participates in one of the three Medallion Signature Guarantee programs recognized by the Securities and Exchange Commission. These Medallion Signature Guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). Please note that a guarantee from a notary public is not acceptable.

A Medallion Signature Guarantee is required if:

•	The amount is greater than $100,000.

•	You want your check made payable to someone other than the registered account owner(s).

•	Your address of record has changed within the last 30 days.

•	You want the check mailed to an address other than the address of record.

•	You want the proceeds sent to a bank account not on file.

•	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at The Funds, c/o Columbia Management Investment Services Corp at the following address (regular mail) P.O. Box 8081, Boston, MA 02266-8081 and (express mail) 30 Dan Road, Canton, MA 02021-2809.

Telephone Transactions

For Class A, Class B, Class C, Class R, Class T, Class Y and Class Z shareholders, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and social security number (SSN) or taxpayer identification number (TIN) available when calling.

You can sell up to and including an aggregate of $100,000 of shares via the telephone per day, per Fund, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund through your bank account as an Automated Clearing House (ACH) transaction via the telephone if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. The Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

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Online Transactions

Once Class A, Class B, Class C, Class R, Class T, Class Y and Class Z shareholders have an account, they may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services.

You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.

Customer Identification Program

U.S. Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., SSN or TIN). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy — Class A, B, C, T and Z Share Accounts Below $250

The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling and/or servicing agent. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.

The Fund may also sell your Fund shares if your selling and/or servicing agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy — Class A, B, C, T and Z Share Accounts Minimum Balance Fee

If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling and/or servicing agent. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.

Each Fund reserves the right to change its minimum investment requirements. The Funds also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy (Accounts Below $250 and Minimum Balance Fee)

The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class E, Class F, Class R, Class R3, Class R4, Class R5, Class Y or Class W shares; shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under $250 does not apply to individual retirement plans.

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Small Account Policy — Broker/Dealer and Wrap Fee Accounts

The Funds may automatically redeem at any time broker/dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors redeeming Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling and/or servicing agents, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling and/or servicing agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Exchanging Shares — Excessive Trading Practices for more information.

Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations — If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling and/or servicing agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling and/or servicing agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling and/or servicing agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling and/or servicing agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

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Some selling and/or servicing agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading — Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•	interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Excessive Trading Practices Policy of Money Market Funds

The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

Opening an Account and Placing Orders

We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

The Funds are available directly and through broker-dealers, banks and other selling and/or servicing agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling and/or servicing agents.

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Not all selling and/or servicing agents offer the Funds and certain selling and/or servicing agents that offer the Funds may not offer all Funds on all investment platforms. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling and/or servicing agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling and/or servicing agent, find another selling and/or servicing agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

Selling and/or servicing agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling and/or servicing agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling and/or servicing agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of one of these financial intermediaries and/or its selling and/or servicing agents to carry out its obligations to its customers.

As stated above, you may establish and maintain your account with a selling and/or servicing agent authorized by the Distributor to sell fund shares or directly with the Fund. The Fund may engage selling and/or servicing agents to receive purchase orders and exchange (and sale) orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice. The Funds encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent.

Accounts established directly with the Fund

You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

Mail your check and completed application to The Funds, c/o Columbia Management Investment Services Corp. (regular mail) P.O. Box 8081, Boston, MA 02266-8081 or (express mail) 30 Dan Road, Canton, MA 02021-2809. You may also use these addresses to request an exchange or redemption of Fund shares.

You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.

Buying Shares

Eligible Investors

Class A and Class C Shares

Class A and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. For money market Funds, new investments must be made in Class A, Class I (available as a new investment only to the Funds (i.e., Fund-of-Fund investment)), Class T, Class W or Class Z shares of the Fund, subject to eligibility. Class C and Class R of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the Class and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering these classes of shares.

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Class B Shares Closed

The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below.

Additional Class B shares will be issued only to existing investors in Class B shares and only through the following two types of transactions (Qualifying Transactions):

•	Dividend and/or capital gain distributions may continue to be reinvested in Class B shares of a Fund.

•	Shareholders invested in Class B shares of a Fund may exchange those shares for Class B shares of other Funds offering such shares. Certain exceptions apply, including that not all Funds may permit exchanges.

Any initial purchase orders for the Fund’s Class B shares will be rejected (other than through a Qualifying Transaction that is an exchange transaction).

Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling and/or servicing agent through the National Securities Clearing Corporation (NSCC) as described in more detail below) that are initial investments in Class B shares or that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the front-end sales charge that generally applies to Class A shares. For additional information about Class A shares, see Choosing a Share Class — Class A Shares — Front-end Sales Charges. Your selling and/or servicing agent may have different policies not described here, including a policy to reject purchase orders for a Fund’s Class B shares or to automatically invest the purchase amount in a money market fund. Please consult your selling and/or servicing agent to understand their policy.

Additional purchase orders for a Fund’s Class B shares by an existing Class B shareholder, submitted by such shareholder’s selling and/or servicing agent through the NSCC, will be rejected due to operational limitations of the NSCC. Investors should consult their selling and/or servicing agent if they wish to invest in the Fund by purchasing a share class of the Fund other than Class B shares.

Dividend and/or capital gain distributions from Class B shares of a Fund will not be automatically invested in Class B shares of another Fund. Unless contrary instructions are received in advance of the date of declaration, such dividend and/or capital gain distributions from Class B shares of a Fund will be reinvested in Class B shares of the same Fund that is making the distribution.

Class E and Class F Shares Closed

Class E and Class F shares are closed to new investors and new accounts. Shareholders who opened and funded an account with the Fund as of September 22, 2006 (including accounts once funded that subsequently reached a zero balance) (i) may continue to make additional purchases of Class E and Class F shares and (ii) will continue to have their dividend and capital gains distributions reinvested. These share classes are designed for investors who wish to make an irrevocable gift to a child, grandchild or other individual. Shares are held in an irrevocable trust until a specified date, at which time they pass to a beneficiary.

Class I Shares

Class I shares are currently only available to the Funds (i.e., Fund of Fund investments). Class I shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. The Distributor, in its sole discretion, may accept investments in Class I shares from other institutional investors.

Class R Shares

Class R shares can only be bought through eligible health savings accounts sponsored by third party platforms, including those sponsored by Ameriprise Financial affiliates, and the following eligible retirement plans: 401(k) plans; 457 plans; employer-sponsored 403(b) plans; profit sharing and money purchase pension plans; defined benefit plans; and non-qualified deferred compensation plans. Class R shares are not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares. The Distributor, in its sole discretion, may accept investments in Class R shares from other institutional investors.

Class R3, Class R4 and Class R5 Shares

Class R3, Class R4 and Class R5 shares are closed to new investors and new accounts effective as of the close of business on December 31, 2010, subject to certain limited exceptions described below.

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Shareholders who opened and funded a Class R3, Class R4 or Class R5 account with the Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of these share classes. Plans may continue to make additional purchases of Fund shares and add new participants, and new plans sponsored by the same or an affiliated sponsor may invest in the Fund (and add new participants) if an initial plan so sponsored invested in the Fund as of December 31, 2010 (or has approved the Fund as an investment option as of December 31, 2010 and funds its initial account with the Fund prior to March 31, 2011) and holds Fund shares at the plan level.

In the event that an order to purchase Class R3, Class R4 or Class R5 shares is received by the Fund or the Transfer Agent after the close of business on December 31, 2010 (other than as described above) from a new investor or a new account that is not eligible to purchase shares, that order will be refused by the Fund and the Transfer Agent and any money that the Fund or the Transfer Agent received with the order will be returned to the investor or the selling and/or servicing agent, as appropriate, without interest.

Class R3, Class R4 and Class R5 shares are designed for qualified employee benefit plans, trust companies or similar institutions, charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, state sponsored college savings plans established under Section 529 of the Internal Revenue Code, and health savings accounts created pursuant to public law 108-173. Additionally, if approved by the Distributor, Class R5 shares are available to institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments. Class R3, Class R4 and R5 shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. Class R3, Class R4 shares and Class R5 shares of the Fund may be exchanged for Class R3 shares, Class R4 shares and Class R5 shares, respectively, of another Fund.

Class T Shares Closed

Class T shares are available for purchase only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Columbia funds (formerly named Liberty funds).

Class W Shares

Class W shares are available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Class W shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another Fund may be made outside of a discretionary managed account. The Distributor, in its sole discretion, may accept investments in Class W shares from other institutional investors.

Class Y Shares

Class Y shares are available only to the following categories of eligible investors:

•	Individual investors and institutional clients (endowments, foundations, defined benefit plans, etc.) who invest at least $1 million in Class Y shares of a single Fund; and

•	Group retirement plans (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans) with plan assets of at least $10 million.

Currently, Class Y shares are offered only to certain former shareholders of the series of the former Columbia Funds Institutional Trust and to institutional and high net worth individuals and clients invested in certain pooled investment vehicles and separate accounts managed by the investment manager.

Class Z Shares

Class Z shares are available only to the categories of eligible investors described below under “Minimum Investment and Account Balance — Class Z Shares Minimum Investments”

In addition, for Class I, Class R, Class W, Class Y and Class Z shares, the Distributor, in its sole discretion, may accept investments from other institutional investors not listed above.

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Minimum Initial Investments, Additional Investments and Account Balances

The table below shows the Fund’s minimum initial investment, additional investment and minimum account balance requirements, which may vary by Fund, class and type of account.

Minimum Investment and Account Balance

	Minimum	Minimum	Minimum
	Initial	Additional	Account
	investment	investments	balance

For all Funds, classes and accounts except those listed below (non-qualified)	$2,000(a)	$100	$250(d)

Individual Retirement Accounts	$1,000	$100	none

Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund, Columbia Absolute Return Currency and Income Fund	$10,000	$100	$5,000

RiverSource Disciplined Small Cap Value Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	$5,000	$100	$2,500

Class I, Class R	none	none	none

Class W	$500	none	$500

Class Y	variable(b)	$100	$250

Class Z	variable(a)(c)	$100	$250(d)

(a)	If your Class A, B, C, T or Z shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a systematic investment plan. If you do not do so, it will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance requirement.
(b)	The minimum initial investment amount for Class Y shares varies depending on eligibility. For eligibility details, see Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class Y Shares.
(c)	The minimum initial investment requirement for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. For details, see Class Z Shares Minimum Investments below.
(d)	If the value of your account falls below $250, your Fund account is subject to automatic redemption of Fund shares. For details, see Small Account Policy above.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. The table below shows the minimum initial investments, minimum additional investments and minimum account balance for investment through a Systematic Investment Plan:

Minimum Investment and Account Balance — Systematic Investment Plans

	Minimum	Minimum	Minimum
	Initial	Additional	Account
	investment	investments	balance*

For all Funds, classes and accounts except those listed below (non-qualified)	$100*(a)	$100	none*(b)

Individual Retirement Accounts	$100*(b)	$50	none

Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund, Columbia Absolute Return Currency and Income Fund	$10,000	$100	$5,000

RiverSource Disciplined Small Cap Value Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	$5,000	$100	$2,500

Class I, Class R	none	none	none

Class W	$500	none	$500

Class Y	variable(c)	$100	none

Class Z	variable(d)	$100	none

*	If your Fund account balance is below the minimum initial investment requirement described in this table, you must make investments at least monthly, as follows:

(a)	money market Funds — $2,000; and
(b)	money market Funds — $1,000.

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(c)	The minimum initial investment amount for Class Y shares varies depending on eligibility. For eligibility details, see Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class Y Shares.
(d)	The minimum initial investment requirement for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. For details, see Class Z Shares Minimum Investments below.

Class Z Shares Minimum Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•	Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the Funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the Funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

•	Any health savings account sponsored by a third party platform and any omnibus group retirement plan for which a selling and/or servicing agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•	Any investor participating in a wrap program sponsored by a selling and/or servicing agent or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following eligible investors is $1,000:

•	Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a selling and/or servicing agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•	Any person employed as of April 30, 2010 by the former investment manager, distributor or transfer agent of the Legacy Columbia funds is eligible to make new and subsequent purchases in the Class Z shares through an individual retirement account.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,000:

•	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

•	Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with a Legacy Columbia fund distributed by the Distributor.

•	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

•	Any investor participating in an account offered by a selling and/or servicing agent or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a selling and/or servicing agent must independently satisfy the minimum investment requirement noted above).

•	Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•	Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Ameriprise Financial and its affiliates and/or subsidiaries.

•	Any person employed as of April 30, 2010 by the former investment manager, distributor or transfer agent of the Legacy Columbia funds is eligible to make new and subsequent purchases in the Class Z shares through a non-retirement account.

•	Certain other investors as set forth in more detail in the SAI.

The minimum initial investment requirements may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the Distributor.

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The Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice.

Dividend Diversification

Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Funds at 800.345.6611 for details. See Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders — Buying Shares — Class B Shares Closed for restrictions applicable to Class B shares.

Wire Purchases

You may buy Class A, Class C, Class E, Class F, Class T, Class Y and Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.345.6611.

Electronic Funds Transfer

You may buy Class A, Class C, Class E, Class F, Class T, Class Y and Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms. The minimum investment amount for additional purchases via electronic funds transfer is $100.

Important: Payments sent by electronic fund transfers, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Fund holds the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.

Other Purchase Rules You Should Know

•	Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You generally buy Class A, Class E and Class T shares at the public offering price per share because purchases of these share classes are generally subject to a front-end sales charge.

•	You buy Class B, Class C, Class F, Class I, Class R, Class R3, Class R4, Class R5, Class W, Class Y and Class Z shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•	The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Remember that Class R, R3, R4 and R5 shares are sold through your eligible retirement plan or health savings account. For detailed rules regarding the sale of these classes of shares, contact the Transfer Agent, your retirement plan or health savings account administrator.

Wire Redemptions

You may request that your Class A, Class B, Class C, Class E, Class F, Class I, Class T, Class W, Class Y and Class Z share sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. The receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500.

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Electronic Funds Transfer

You may sell Class A, Class B, Class C, Class E, Class F, Class T, Class Y and Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B, Class C, Class I, Class T, Class W, Class Y and/or Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the Fund Class’ minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion Signature Guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. Otherwise, the Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Check Redemption Service

Class A shares of the money market Funds offer check writing privileges. If you have $2,000 in a money market Fund, you may request checks which may be drawn against your account. The amount of any check drawn against your money market Fund must be at least $100. You can elect this service on your initial application or thereafter. Call 800.345.6611 for the appropriate forms to establish this service. If you own Class A shares that were both in another Fund at NAV because of the size of the purchase, and then exchanged into a money market Fund, check redemptions may be subject to a CDSC. A $15 charge will be assessed for any stop payment order requested by you or any overdraft in connection with checks written against your money market Fund account.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

•	Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated net asset value per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•	If you sell your shares directly through the Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

•	If you sell your shares through a selling and/or servicing agent, the Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

•	If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Funds will hold the sale proceeds when you sell those shares for a period of time after the trade date of the purchase.

•	No interest will be paid on uncashed redemption checks.

•	The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind the Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies.

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•	For Class E shareholders, if, at the time of the trust’s termination, the beneficiary does not elect to redeem Class E shares held by the trust, the shares automatically will convert to Class A shares of the Fund and be registered in the beneficiary’s name. For Class F shareholders, if, at the time of the trust’s termination, the beneficiary does not elect to redeem Class F shares held by the trust, the shares automatically will convert to Class B shares of the Fund and be registered in the beneficiary’s name. After such conversion, the beneficiary’s shares no longer will convert to Class E shares, but will convert to Class A shares in accordance with the applicable conversion schedule for Class B shares. Automatic conversion of Class B shares to Class A shares occurs eight years after purchase for these shares. For purposes of calculating the conversion period, the beneficiary ownership period for the Class B shares will begin at the time the Class F shares were purchased.

•	For Class E and Class F shareholders, if the beneficiary under a Columbia Advantage Plan trust exercises his or her withdrawal rights, the financial advisor may be required to refund to the Distributor any sales charge or initial commission previously retained or paid on the withdrawn Class E and/or Class F shares or amount redeemed.

Exchanging Shares

You can generally sell shares of a Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. You may be subject to a sales charge if you exchange from a money market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling and/or servicing agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your financial advisor for more information.

Systematic Exchanges

You may buy Class A, Class C, Class T, Class W, Class Y and/or Class Z shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling and/or servicing agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value next calculated after your exchange order is received in good form.

•	Once the Fund receives your exchange request, you cannot cancel it after the market closes.

•	The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.

•	Shares of the purchased Fund may not be used on the same day for another exchange or sale.

•	You can generally make exchanges between like share classes of any Fund. Some exceptions apply.

•	If you exchange shares from Class A shares of a money market Fund to a non-money market Fund, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of a money market Fund into Class C shares of a non-money market Fund, you may not exchange from Class C shares of that non-money market Fund back to Class A shares of a money market Fund.

•	A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. If your initial investment was in a money market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C, Class E, Class F and Class T shares of the Funds.

•	If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into a money market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.

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•	If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.

•	Class T shares may be exchanged for Class T or Class A shares. Class T shares exchanged into Class A shares cannot be exchanged back into Class T shares.

•	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund.

•	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your selling and/or servicing agent for more information.

•	You generally may make an exchange only into a Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.

•	Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another Fund. You may continue to hold these shares in the original Fund. Changing your investment to a different Fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new Fund.

You may exchange or sell shares by having your selling and/or servicing agent process your transaction. If you maintain your account directly with your selling and/or servicing agent, you must contact that agent to exchange or sell shares of the Fund. If your account was established directly with the Fund, there are a variety of methods you may use to exchange or sell shares of the Fund.

Same-Fund Exchange Privilege for Class Z Shares

Certain shareholders invested in a class of shares other than Class Z may become eligible to invest in Class Z shares. Upon a determination of such eligibility, any such shareholders will be eligible to exchange their shares for Class Z shares of the same Fund, if offered. No sales charges or other charges will apply to any such exchange, except that when Class B shares are exchanged for Class Z shares, any CDSC charges applicable to Class B shares will be applied. Ordinarily, shareholders will not recognize a gain or loss for U.S. federal income tax purposes upon such an exchange. Investors should contact their selling and/or servicing agents to learn more about the details of the Class Z shares exchange privilege.

Ways to Request a Sale or Exchange of Shares

Account established with your selling and/or servicing agent

You can exchange or sell Fund shares by having your financial advisor or selling and/or servicing agent process your transaction. They may have different policies not described in this prospectus, including different transaction limits, exchange policies and sale procedures.

Mail your sale or exchange request to The Funds, c/o Columbia Management Investment Services Corp. (regular mail) P.O. Box 8081, Boston, MA 02266-8081 or (express mail) 30 Dan Road, Canton, MA 02021-2809.

Include in your letter: your name; the name of the Fund(s); your account number; the class of shares to be exchanged or sold; your social security number (SSN) or taxpayer identification number (TIN); the dollar amount or number of shares you want to exchange or sell; specific instructions regarding delivery or exchange destination; signature(s) of registered account owner(s); and any special documents the Transfer Agent may require in order to process your order.

Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•	A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund — which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the financial selling and/or servicing agent through which you purchased shares may have different policies). You can do this by writing the Funds at the addresses and telephone numbers listed at the beginning of the section entitled Choosing a Share Class. No sales charges apply to the purchase or sale of such shares.

For accounts held directly with the Fund, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest, check the Fund’s distribution schedule, which is available at the Funds’ websites and/or by calling the Funds’ telephone numbers listed at the beginning of the section entitled Choosing a Share Class.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

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Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for U.S. federal income tax purposes. In addition, you should be aware of the following considerations applicable to all Funds (unless otherwise noted):

•	The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you. In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.

•	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•	Certain derivative instruments when held in a Fund’s portfolio subject the Fund to special tax rules, the effect of which may be to accelerate income to the Fund, defer fund losses, cause adjustments in the holding periods of Fund portfolio securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.

•	Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option. If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund’s basis in the security. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Gain or loss with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gain or loss. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term gain equal to the premium received.

•	For tax-exempt Funds: Tax-exempt Funds expect that distributions will consist primarily of exempt-interest dividends. Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state generally will be exempt from such taxes, but may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax.

•	For tax-exempt Funds: The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund’s net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•	Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•	For taxable fixed income Funds: Taxable fixed-income Funds expect that distributions will consist primarily of ordinary income.

•	For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at lower net long-term capital gain rates. It is currently unclear whether Congress will extend this provision to taxable years beginning after December 31, 2010. Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income Funds and tax-exempt Funds: Taxable fixed income Funds and tax-exempt Funds do not expect a significant portion of Fund distributions to be derived from qualified dividend income.

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•	For taxable years beginning on or before December 31, 2010, the maximum individual U.S. federal income tax rate on net long-term capital gain (and thus qualified dividend income) has been temporarily reduced to 15%. It is currently unclear whether Congress will extend this rate reduction to taxable years beginning after December 31, 2010.

•	A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed.

•	The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct TIN or SSN or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

•	Class E and Class F shareholders, under the Columbia Gift Plan, the trustee will file all federal and state income tax returns and pay all related income taxes for income and capital gains earned prior to the trust’s termination. Under the Columbia Advantage Plan, the beneficiary will be obligated to report any income and capital gains earned by the trust on his or her own tax returns and to pay any related income taxes.

•	Class E and Class F shareholders, you should consult with your own tax advisor about the particular tax consequences to you of making a gift and holding Fund shares through a trust, including any applicable federal or state estate or gift tax consequences.

•	If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in income your share of the foreign taxes paid by the Fund. You may be able to either deduct this amount from your income or claim it as a foreign tax credit. There is no assurance that the Fund will make a special election for a taxable year, even if it is eligible to do so.

For a Fund organized as a fund-of-funds. Because most of the Fund’s investments are shares of underlying Funds, the tax treatment of the Fund’s gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.

FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

Additional Services and Compensation

In addition to acting as the Fund’s investment manager, Columbia Management Investment Advisers, LLC (Columbia Management) and its affiliates also receive compensation for providing other services to the Funds.

Administration Services. Ameriprise Financial, Inc., 200 Ameriprise Financial Center, Minneapolis, MN 55474, provides or compensates others to provide administrative services to the Legacy RiverSource funds, which includes the Seligman and Threadneedle branded funds. These services include administrative, accounting, treasury, and other services. Fees paid by a these Funds for these services are included under “Other expenses” in the expense table of the Fund.

Distribution and Shareholder Services. Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.), One Financial Center, Boston, MA 02111, provides underwriting and distribution services to the Funds.

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Transfer Agency Services. Columbia Management Investment Services Corp. (formerly RiverSource Service Corporation), One Financial Center, Boston, MA 02111, provides or compensates others to provide transfer agency services to the Funds. The Funds pay the Transfer Agent a fee that may vary by class, as set forth in the SAI, and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the Funds. Fees paid by a Fund for these services are included under “Other expenses” in the expense table of the Fund.” The Transfer Agent pays a portion of these fees to selling and servicing agents that provide sub-recordkeeping and other services to Fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the Transfer Agent agreements.

Additional Management Information

Affiliated Products. Columbia Management serves as investment manager to the Funds, including those that are structured to provide asset-allocation services to shareholders of those Funds (funds of funds) by investing in shares of other Funds (collectively referred to as underlying funds) and to discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in underlying funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of the underlying funds, and Columbia Management seeks to balance potential conflicts between the affiliated products and the underlying funds in which they invest. The affiliated products investment in the underlying funds may also have the effect of creating economies of scale (including lower expense ratios) because the affiliated products may own substantial portions of the shares of underlying funds and, comparatively, a redemption of underlying fund shares by one or more affiliated products could cause the expense ratio of an underlying fund to increase as its fixed costs would be spread over a smaller asset base. Because of these large positions of the affiliated products, the underlying funds may experience relatively large purchases or redemptions. Although Columbia Management may seek to minimize the impact of these transactions, for example, by structuring them over a reasonable period of time or through other measures, underlying funds may experience increased expenses as they buy and sell securities to manage these transactions. When Columbia Management structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, these affiliated products, including funds of funds, may pay more or less for shares of the underlying funds than if the transactions were executed in one transaction. In addition, substantial redemptions by the affiliated products within a short period of time could require the underlying fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing the underlying fund to realize a loss. Substantial redemptions may also adversely affect the ability of the investment manager to implement the underlying fund’s investment strategy. Columbia Management also has an economic conflict of interest in determining the allocation of the affiliated products’ assets among the underlying funds as it earns different fees from the underlying funds. Columbia Management monitors expense levels of the Funds and is committed to offering funds that are competitively priced. Columbia Management reports to the Board of each fund of funds on the steps it has taken to manage any potential conflicts. See the SAI for information on the percent of the Fund owned by affiliated products.

Cash Reserves. A Fund may invest its daily cash balance in a money market fund selected by Columbia Management, including but not limited to RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market Fund established for the exclusive use of the Funds and other institutional clients of Columbia Management. While Short-Term Cash Fund does not pay an advisory fee to Columbia Management, it does incur other expenses. A Fund will invest in Short-Term Cash Fund or any other money market fund selected by Columbia Management only to the extent it is consistent with the Fund’s investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.

Fund Holdings Disclosure. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a Fund. A description of these policies and procedures is included in the SAI.

Legal Proceedings. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Information regarding certain pending and settled legal proceedings may be found in the fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

S.40

Appendix A

UNDERLYING FUNDS — INVESTMENT OBJECTIVES AND STRATEGIES

The following is a brief description of the investment objectives and strategies of the underlying funds. Columbia Management may add new underlying funds for investment or change underlying funds without the approval of shareholders. Additional information regarding the underlying funds is available in the applicable fund’s prospectus and statement of additional information. This prospectus is not an offer for any of the underlying funds. For a copy of a prospectus of the underlying fund, which contains this and other information, call 800.345.6611 or visit columbiamanagement.com. Read the prospectus carefully before you invest.

Underlying Funds	Investment Objectives and Strategies
Equity Funds

Columbia 120/20 Contrarian Equity Fund
Long-term growth of capital

Under normal market conditions, at least 80% of the Fund’s net assets (including any borrowings for investment purposes) are invested in equity securities. In pursuit of the Fund’s objective, Columbia Management Investment Advisers, LLC (the investment manager), will hold long positions and short positions. A long position is an ordinary purchase of a security. When the Fund takes a short position, it sells a security that it has borrowed in anticipation of a decline in the price of the security. To complete the short sale transaction, the Fund buys back the same security in the market and returns it to the lender. If the price of the security falls sufficiently, the Fund will make money. If it instead increases in price, the Fund will lose money. Up to 25% of the Fund’s net assets may be invested in foreign investments. The Fund expects to maintain an approximate net 100% long asset exposure to the equity market (long market exposure minus short market exposure), targeting 110% to 120% long exposure and 10% to 20% short exposure. Actual exposure will vary over time based on factors such as market movements and the investment manager’s assessment of market conditions. Based on these factors, the Fund’s long exposure may range between 80% and 120%, and the Fund’s short exposure may range between 0% and 20%. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

Columbiasm Acorn® Fund
Long-term capital appreciation

Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under $5 billion at the time of investment. However, if the Fund’s investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company’s capitalization has grown to exceed $5 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above $5 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under $5 billion.

Columbiasm Acorn International®
Long-term capital appreciation

Under normal circumstances, the Fund invests at least 75% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil). Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under $5 billion at the time of investment. However, if the Fund’s investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company’s capitalization has grown to exceed $5 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above $5 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under $5 billion.

COLUMBIA PORTFOLIO BUILDER SERIES  A.1

Underlying Funds	Investment Objectives and Strategies
Columbiasm Acorn International Select®
Long-term capital appreciation

Under normal circumstances, the Fund invests at least 65% of its net assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom). The Fund also may invest up to 35% of its total assets in companies in emerging markets (for example, China, India and Brazil). The Fund invests in at least three countries other than the United States but may invest up to 25% of its total assets in securities of U.S. issuers.

Columbiasm Acorn Select®
Long-term capital appreciation

Under normal circumstances, the Fund invests a majority of its net assets in the common stock of companies with market capitalizations under $20 billion at the time of investment. However, if the Fund’s investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company’s capitalization has grown to exceed $20 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above $20 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under $20 billion.

Columbiasm Acorn USA®
Long-term capital appreciation

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. companies. Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under $5 billion at the time of investment. However, if the Fund’s investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company’s capitalization has grown to exceed $5 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above $5 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under $5 billion.

Columbia Asia Pacific ex-Japan Fund
Long-term growth of capital

Under normal market conditions, at least 80% of the Fund’s net assets will be invested in securities of companies located in the Asia Pacific Region, excluding Japan. The Fund may invest in companies of any market capitalization. For these purposes, a company is considered to be “located” in the Asia Pacific Region if (i) it is organized under the laws of a country in the Asia Pacific Region; (ii) its principal place of business or principal office is in the Asia Pacific Region; or (iii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located in the Asia Pacific Region. Countries in the Asia Pacific Region include but are not limited to Australia, China, Hong Kong, India, Indonesia, Malaysia, New Zealand, Pakistan, Philippines, Singapore, South Korea, Taiwan, Thailand and Vietnam. Some of these countries may represent developing or emerging markets. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

Columbia Contrarian Core Fund
Total return consisting of long-term capital appreciation and current income

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks. In addition, under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. companies that have large market capitalizations (generally over $2 billion) that Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser) believes have the potential for long-term growth and current income.

A.2  COLUMBIA PORTFOLIO BUILDER SERIES

Underlying Funds	Investment Objectives and Strategies
Columbia Diversified Equity Income Fund	The Fund seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital. The Fund’s assets primarily are invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets in dividend-paying common and preferred stock. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

Columbia Dividend Income Fund
Total return, consisting of current income and capital appreciation

Under normal circumstances, the Fund invests at least 80% of its net assets in a diversified portfolio of income-producing (dividend-paying) equity securities, which will consist primarily of common stocks but also may include preferred stocks and convertible securities. The Fund invests principally in securities of companies that Columbia Management Investment Advisees, LLC, the Fund’s investment adviser (the Adviser) believes are undervalued but also may invest in securities of companies that the Adviser believes have the potential for long-term growth. The Fund may invest in companies that have market capitalizations of any size.

The Fund may invest up to 20% of its net assets in debt securities, including securities that, at the time of purchase, are rated low and below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as “junk bonds.”

The Fund may also invest up to 20% of its net assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

Columbia Dividend Opportunity Fund	The Fund seeks to provide shareholders with a high level of current income. Secondary objective is growth of income and capital. The Fund’s assets are primarily invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets in dividend-paying common and preferred stocks. The selection of dividend-paying stocks is the primary decision in building the investment portfolio. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

Columbia Emerging Markets Fund
Long-term capital appreciation

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies located in emerging market countries. Emerging market countries include those countries whose economies are considered to be developing or emerging from underdevelopment. The Fund may invest in a variety of countries, industries and sectors and does not attempt to invest a specific percentage of its assets in any given country, industry or sector. The Fund may invest in companies that have market capitalizations of any size.

Columbia Emerging Markets Opportunity Fund	The Fund seeks to provide shareholders with long-term capital growth. The Fund’s assets are primarily invested in equity securities of emerging markets companies. Emerging markets are countries characterized as developing or emerging by either the World Bank or the United Nations. Under normal market conditions, at least 80% of the Fund’s net assets will be invested in securities of companies that are located in emerging market countries, or that earn 50% or more of their total revenues from goods or services produced in emerging market countries or from sales made in emerging market countries.

COLUMBIA PORTFOLIO BUILDER SERIES  A.3

Underlying Funds	Investment Objectives and Strategies
Columbia Energy and Natural Resources Fund
Long-term capital appreciation

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of U.S. and foreign companies engaged in the energy and natural resources industries. These companies include those engaged in the discovery, development, production or distribution of energy or natural resources and companies that develop technologies for, and furnish energy and natural resource supplies and services to, these companies. The Fund may invest in companies that have market capitalizations of any size.

Columbia Equity Value Fund	The Fund seeks to provide shareholders with growth of capital and income. Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities. These securities may provide income, offer the opportunity for long-term capital appreciation, or both. The Fund’s investment philosophy is rooted in the belief that a disciplined, systematic, value-oriented approach to investing primarily in large-cap companies provides investors with an excellent opportunity for long-term growth of capital. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

Columbia European Equity Fund	The Fund seeks to provide shareholders with capital appreciation. The Fund primarily invests in equity securities of European companies that are believed to offer growth potential. A company is considered to be located in Europe if: (1) it is organized under the laws of a European country and has a principal office in a European country; (2) it derives at least 50% of its total revenues from businesses in Europe; or (3) its equity securities are traded principally on a stock exchange in Europe. Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities of European issuers. Although the Fund emphasizes investments in developed countries, the Fund also may invest in companies located in developing or emerging markets.

Columbia Frontier Fund	The Fund seeks to provide growth of capital; income may be considered but is incidental to the Fund’s investment objective. The Fund invests at least 65% of its net assets (including any amounts borrowed for investment purposes), determined at the time of investment, in equity securities of small U.S. companies.

Columbia Global Equity Fund	The Fund seeks to provide shareholders with long-term capital growth. Under normal market conditions, at least 80% of the Fund’s net assets will be invested in equity securities, including companies located in developed and emerging countries.

A.4  COLUMBIA PORTFOLIO BUILDER SERIES

Underlying Funds	Investment Objectives and Strategies
Columbia Global Extended Alpha Fund
The Fund seeks to provide shareholders with long-term capital growth.

Under normal market conditions, the Fund will invest primarily in equity securities, including at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. The Fund’s subadviser may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these securities or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S. The Fund may invest in equity securities of companies located in developed and emerging markets. The Fund will hold both long and short positions. A long position is an ordinary purchase of a security. When the Fund takes a short position, it sells a security that it has borrowed in anticipation of a decline in the price of the security. The subadviser is able to invest the proceeds from its short positions in additional long positions, ‘extending’ the equity exposure of the Fund in an effort to achieve an enhanced level of ‘alpha.’ Alpha represents how much the Fund’s return is attributable to the subadviser’s ability to deliver above-average returns, adjusted for risk. To complete a short sale transaction, the Fund buys back the same security in the market and returns it to the lender.

Columbia International Value Fund
Long-term capital appreciation

The Fund invests all or substantially all of its assets in the Master Portfolio. The Master Portfolio has the same investment objective as the Fund.
Under normal circumstances, the Master Portfolio invests at least 65% of its total assets in equity securities of foreign companies that have market capitalizations of more than $1 billion at the time of purchase. The Master Portfolio typically invests in foreign companies in at least three countries, other than the United States, at any one time and may invest in emerging market countries. The Master Portfolio invests primarily in foreign equity securities, such as common stock, preferred stock, or securities convertible into common stock, either directly or indirectly through closed-end investment companies and depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

Columbia Large Cap Core Fund
Long-term capital appreciation

Under normal circumstances, the Fund invests at least 80% of its net assets in securities of companies that have market capitalizations in the range of companies in the Standard & Poor’s (S&P) 500® Index at the time of purchase. The Fund may invest up to 20% of its total assets in foreign securities. The Fund normally invests in common stocks, preferred stocks and convertible securities like warrants and rights. The Fund may invest in securities of companies in the technology sector and also may invest in exchange-traded funds.

Columbia Large Cap Enhanced Core Fund
Total return before fees and expenses that exceeds the total return of the Standard & Poor’s (S&P) 500® Index

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks that comprise the S&P 500® Index, convertible securities that are convertible into stocks included in that index, and derivatives whose returns are closely equivalent to the returns of the S&P 500® Index or its components. The Fund generally holds fewer stocks than the index and may hold securities that are not in the index.

COLUMBIA PORTFOLIO BUILDER SERIES  A.5

Underlying Funds	Investment Objectives and Strategies
Columbia Large Cap Growth Fund
Long-term capital appreciation

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of large capitalization companies, primarily common stocks and securities that can be converted into common stocks. These companies generally have market capitalizations in the range of companies in the Russell 1000 Growth Index at the time of purchase. The Fund invests primarily in common stocks of companies that Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser) believes have the potential for long-term, above-average earnings growth.

Columbia Large Cap Value Fund
Long-term capital appreciation

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 1000 Value Index at the time of purchase, that Columbia Management Investment Advisers, LLC, the Fund’s investment adviser, believes are undervalued and have the potential for long-term growth. The Fund may invest up to 20% of its total assets in foreign securities. The Fund normally invests in common stocks and also may invest in real estate investment trusts.

Columbia Large Core Quantitative Fund	The Fund seeks to provide shareholders with long-term capital growth. Under normal market conditions, at least 80% of the Fund’s net assets are invested in equity securities of companies listed on U.S. exchanges with market capitalizations greater than $5 billion at the time of purchase.

Columbia Large Growth Quantitative Fund	The Fund seeks to provide shareholders with long-term capital growth. Under normal market conditions, at least 80% of the Fund’s net assets are invested in equity securities of companies with market capitalizations of over $5 billion at the time of purchase or that fall within the capitalization range of companies in the Russell 1000 Growth Index (the Index) at the time of purchase. The market capitalization range and composition of the Index are subject to change.

Columbia Large Value Quantitative Fund	The Fund seeks to provide shareholders with long-term capital growth. Under normal market conditions, at least 80% of the Fund’s net assets will be invested in equity securities of companies with market capitalizations of over $5 billion at the time of purchase or that fall within the capitalization range of companies in the Russell 1000 Value Index (the Index) at the time of purchase. The market capitalization range and composition of the Index are subject to change.

Columbia Marsico Flexible Capital Fund
Long-term growth of capital

The Fund is a non-diversified fund that invests in equity securities and other investments that are selected primarily for their long-term growth potential. Under normal market conditions, the Fund may invest up to 40% of its assets in various types of fixed income and variable income securities, including up to 25% in securities rated below investment grade (commonly called “high yield securities” or “junk bonds”). The Fund may invest without limit in foreign investments, including investments in emerging markets. The Fund may invest in issuers of any size, and will generally hold a core position of between 20 and 50 securities or other investments, but this range may change from time to time.

A.6  COLUMBIA PORTFOLIO BUILDER SERIES

Underlying Funds	Investment Objectives and Strategies
Columbia Marsico Focused Equities Fund
Long-term growth of capital

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. These investments mostly consist of equity securities of large-capitalization companies that have market capitalizations of $5 billion or more at the time of purchase. The Fund, which is non-diversified, generally will hold a core position of between 20 and 30 common stocks that are believed to have potential for long-term growth. The number of securities held by the Fund occasionally may exceed this range, such as when the Fund is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Fund may invest up to 25% of its total assets in foreign securities, including in emerging market securities.

Columbia Marsico Growth Fund
Long-term growth of capital

Under normal circumstances, the Fund invests primarily in equity securities of large-capitalization companies that have market capitalizations of $5 billion or more at the time of purchase. The Fund generally holds a core position of between 35 and 50 common stocks. The number of securities held by the Fund occasionally may exceed this range, such as when the Fund is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Fund may invest up to 25% of its total assets in foreign securities, including in emerging market securities.

Columbia Marsico International Opportunities Fund
Long-term growth of capital

Under normal circumstances, the Fund invests at least 65% of its total assets in common stocks of foreign companies. The Fund may invest in an unlimited number of companies of any size throughout the world that are selected for their long-term growth potential. The Fund normally invests in issuers from at least three different countries not including the United States. The Fund may invest in common stocks of companies operating in, or economically tied to, emerging market countries. Some issuers or securities in the Fund’s portfolio may be based in, or economically tied to, the United States.

Columbia Mid Cap Growth Fund
Significant capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the Russell Midcap Index

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell Midcap Index at the time of purchase. The Fund invests primarily in common stocks of companies that the Adviser believes have the potential for long-term, above average earnings growth. The Fund also may invest up to 20% of its net assets in equity securities of companies that have market capitalizations outside the range of the Russell Midcap Index.

Columbia Mid Cap Growth Opportunity Fund	The Fund seeks to provide shareholders with growth of capital. Under normal market conditions, the Fund will invest at least 80% of its net assets at the time of purchase in the common stocks of mid-capitalization companies. The investment manager defines mid-cap companies as those whose market capitalizations (number of shares multiplied by the share price) falls within the range of the companies that comprise the Russell MidCap® Growth Index (the Index). Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization grows beyond the largest absolute market capitalization weighting held within the Index or falls below the market capitalization of the smallest company held within the Index.

COLUMBIA PORTFOLIO BUILDER SERIES  A.7

Underlying Funds	Investment Objectives and Strategies
Columbia Mid Cap Index Fund
Total return before fees and expenses that corresponds to the total return of the Standard & Poor’s (S&P) MidCap 400® Index

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks that comprise the S&P MidCap 400® Index. The Fund may invest in derivatives, consisting of stock index futures or options, as substitutes for the underlying securities in the S&P MidCap 400® Index. Different common stocks have different weightings in the S&P MidCap 400® Index, depending on the amount of stock outstanding and the stock’s current price. In seeking to match the performance of the S&P MidCap 400® Index, Columbia Management Investment Advisers, LLC, the Fund’s investment adviser, attempts to allocate the Fund’s assets among common stocks in approximately the same weightings as the S&P MidCap 400® Index.

Columbia Mid Cap Value Fund
Long-term capital appreciation

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell Midcap Value Index at the time of purchase, that Columbia Management Investment Advisers, LLC, the Fund’s investment adviser , believes are undervalued and have the potential for long-term growth. The Fund may invest up to 20% of its total assets in foreign securities. The Fund normally invests in common stocks and also may invest in real estate investment trusts.

Columbia Mid Cap Value Opportunity Fund	The Fund seeks to provide shareholders with long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of medium-sized companies. Medium-sized companies are those whose market capitalizations at the time of purchase fall within the range of the Russell Midcap® Value Index (the Index). The market capitalization range of the companies in the Index is subject to change. Up to 20% of the Fund may be invested in stocks of smaller or larger companies’ preferreds, convertibles, or other debt securities. The Fund may invest up to 25% of its total assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

Columbia Multi-Advisor International Equity Fund
Long-term capital growth

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (including common stock and preferred stock) of established companies located in at least three countries other than the United States, including emerging market countries. The Fund invests in companies that are believed to have the potential for growth or to be undervalued.

Columbia Multi-Advisor International Value Fund	The Fund seeks to provide shareholders with long-term capital growth. The Fund’s assets primarily are invested in equity securities of foreign issuers that are believed to be undervalued and offer growth potential.

Columbia Multi-Advisor Small Cap Value Fund	The Fund seeks to provide shareholders with long-term capital appreciation. Under normal market conditions, at least 80% of the Fund’s net assets are invested in small cap companies. Small cap companies are those that have a market capitalization, at the time of investment, of up to $2.5 billion or that fall within the range of the Russell 2000® Value Index.

Columbia Pacific Asia Fund
Long-term capital appreciation

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies located in Asia and the Pacific Basin, including Australia, New Zealand and India and other countries within this region. The Fund may invest in a variety of countries, industries and sectors and does not attempt to invest a specific percentage of its assets in any given country, industry or sector. The Fund may invest in companies that have market capitalizations of any size.

A.8  COLUMBIA PORTFOLIO BUILDER SERIES

Underlying Funds	Investment Objectives and Strategies
Columbia Real Estate Equity Fund
Capital appreciation and above-average income by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in the stocks of companies principally engaged in the real estate industry, including real estate investment trusts (REITs)

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies principally engaged in the real estate industry, including REITs. Equity securities include, among other things, common stocks, preferred stocks and securities convertible into common and preferred stocks. A company is “principally engaged” in the real estate industry if at least 50% of its gross income or net profits are attributable to the ownership, construction, management or sale of residential, commercial or industrial real estate. The Fund may invest in equity REITs, mortgage REITs and hybrid REITs.

Columbia Recovery and Infrastructure Fund	The Fund seeks to provide shareholders with long-term growth of capital. The Fund is a non-diversified mutual fund that generally seeks to invest in infrastructure-related companies that appear to be undervalued or that may be temporarily out of favor, but that the investment manager believes are entering a period of recovery (i.e., a period in which these infrastructure-related companies have good prospects for growth or capital appreciation). Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities issued by infrastructure-related companies. Infrastructure-related companies are defined as companies that derive at least 50% of their revenues or profits from the ownership, development, construction, operation, utilization or financing of infrastructure-related assets, or have at least 50% of the fair market value of their assets invested in infrastructure-related assets.

Columbia Select Large Cap Growth Fund
Long-term capital appreciation

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks of U.S. and foreign companies that have market capitalizations in the range of companies in the Russell 1000 Growth Index at the time of purchase. The Fund invests primarily in common stocks of companies that Columbia Management Investment Advisers, LLC, the Fund’s investment adviser believes have the potential for long-term growth.

Columbia Select Large-Cap Value Fund	The Fund seeks to provide long-term capital appreciation. The Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the common stock of “value” companies with large market capitalization ($4 billion or more) at the time of purchase by the Fund.

Columbia Select Smaller-Cap Value Fund	The Fund seeks to provide long-term capital appreciation. The Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the common stock of “value” companies with smaller market capitalization ($3 billion or less) at the time of purchase by the Fund.

Columbia Seligman Communications and Information Fund	The Fund seeks to provide capital gain. The Fund invests at least 80% of its net assets in the securities of companies operating in the communications, information and related industries. Accordingly, the Fund invests in companies operating in the information technology and telecommunications sectors as well as those in the media industry. In addition, as noted above, the Fund may invest in related industries, which provides the Fund with broad investment flexibility to invest in any industry and many of the issuers in which the Fund invests are technology and technology-related companies. These technology and technology-related companies may include companies operating in any industry, including but not limited to software, hardware, health care, medical technology and technology services, such as the internet. The Fund may invest up to 25% of its net assets in foreign investments.

COLUMBIA PORTFOLIO BUILDER SERIES  A.9

Underlying Funds	Investment Objectives and Strategies
Columbia Seligman Global Technology Fund	The Fund seeks to provide long-term capital appreciation. The Fund generally invests at least 80% of its assets in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries. Technology-related companies are those companies that use technology extensively to improve their business processes and applications. The Fund may invest in companies domiciled in any country which the investment manager believes to be appropriate to the Fund’s objective. The Fund generally invests in several countries in different geographic regions.

Columbia Small Cap Core Fund
Long-term capital appreciation

Under normal market conditions, the Fund invests at least 80% of net assets in stocks of companies that have market capitalizations in the range of companies in the Russell 2000 Index at the time of purchase. The Fund generally invests in common stocks of companies that Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser) believes are undervalued.

Columbia Small Cap Growth Fund I
Capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the Standard & Poor’s (S&P) SmallCap 600 Index.

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of companies in the S&P SmallCap 600 Index at the time of purchase. The Fund invests primarily in common stocks of companies that the Adviser believes have the potential for long-term, above average earnings growth. The Fund may also invest up to 20% of its net assets in stocks of companies that have market capitalizations outside the range of the S&P SmallCap 600 Index.

Columbia Small Cap Value Fund I
Long-term capital appreciation

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000 Value Index at the time of purchase, that the Adviser believes are undervalued. The Fund may invest up to 20% of its total assets in foreign securities.

Columbia Small Cap Value Fund II
Long-term capital appreciation

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000 Value Index at the time of purchase, that Columbia Management Investment Advisers, LLC, the Fund’s investment adviser, believes are undervalued and have the potential for long-term growth. The Fund may invest up to 20% of its total assets in foreign securities. The Fund normally invests in common stocks and also may invest in real estate investment trusts.

A.10  COLUMBIA PORTFOLIO BUILDER SERIES

Underlying Funds	Investment Objectives and Strategies
Columbia Strategic Allocation Fund
Maximum total return through a combination of growth of capital and current income

The Fund’s assets primarily are allocated among nine different investment categories. The fixed income investment categories include: U.S. investment grade bonds, international bonds, emerging market bonds, U.S. high yield bonds and cash or cash equivalents. The equity investment categories currently include: emerging markets equities, international developed market equities, U.S. mid and small cap equities and U.S. large cap equities.

The Fund’s investment manager, Columbia Management Investment Advisers, LLC, uses proprietary, quantitative models to determine the portion of the Fund’s assets to be invested in each asset class. These models take into account various measures of the mean reversion (the tendency for an asset class or an investment category to return to its long-term historical average) and momentum (the tendency of an asset class or an investment category with good recent performance to continue that trend) of different asset classes. Prior to making an asset allocation change, the investment manager performs a qualitative review of the models’ recommendations. Typically, tactical asset allocation changes will be made monthly to refine the Fund’s positioning. Tactical allocation is an active management portfolio strategy that reoptimizes (rebalances) the percentage of assets held in each asset class in an effort to take advantage of forecasted relative asset class returns.

The Fund may invest up to 50% of its net assets in foreign investments, which may include emerging markets, and up to 15% of its total assets in below investment-grade debt securities (junk bonds).

Columbia Strategic Investor Fund
Long-term growth of capital by using a “value” approach to invest primarily in common stocks

Under normal circumstances, the Fund invests primarily in common stocks of companies that the Adviser believes are attractively valued and have the potential for long-term growth. The Fund may invest in companies that have market capitalizations of any size and may invest a significant amount of its assets in smaller companies.

Columbia Value and Restructuring Fund
Long-term capital appreciation

Under normal circumstances, the Fund invests at least 65% of its assets in common stocks of companies that Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser) believes will benefit from various types of restructuring efforts or industry consolidation. The Fund may invest in companies that have market capitalizations of any size.

RiverSource Disciplined International Equity Fund	The Fund seeks to provide shareholders with long-term capital growth. Under normal market conditions, at least 80% of the Fund’s assets will be invested in equity securities of foreign issuers or in instruments that provide exposure to foreign equity markets. The Fund may invest in securities of or instruments that provide exposure to both developed and emerging markets issuers.

RiverSource Disciplined Small and Mid Cap Equity Fund	The Fund seeks to provide shareholders with long-term capital growth. Under normal market conditions, at least 80% of the Fund’s net assets are invested in equity securities of companies with market capitalizations of up to $5 billion or that fall within the range of companies that comprise the Russell 2500tm Index (the Index) at the time of investment. The market capitalization range and composition of the Index is subject to change. Up to 25% of the Fund’s net assets may be invested in foreign investments.

COLUMBIA PORTFOLIO BUILDER SERIES  A.11

Underlying Funds	Investment Objectives and Strategies
RiverSource Disciplined Small Cap Value Fund	The Fund seeks to provide shareholders with long-term capital growth. Under normal market conditions, at least 80% of the Fund’s net assets are invested in small capitalization equity securities. For these purposes, small capitalization equity securities are securities of companies with market capitalizations that fall within the range of companies that comprise the Russell 2000® Value Index (the Index) at the time of investment. The market capitalization range and composition of the Index are subject to change. Up to 25% of the Fund’s net assets may be invested in foreign investments.

RiverSource LaSalle Global Real Estate Fund	The Fund seeks to provide total return through a combination of current income and long-term capital appreciation. The Fund is a non-diversified fund that concentrates its investments in the real estate industry. The Fund intends to invest, under normal market conditions, at least 80% of its net assets in equity and equity-related securities issued by “Global Real Estate Companies,” which are companies that meet one of the following criteria:

• Companies qualifying for U.S. federal income tax purposes as real estate investment trusts (“REITs”);

• Entities similar to REITs formed under the laws of non-U.S. countries; or

• Other companies located in any country that, at the time of initial purchase by the Fund, derive at least 50% of their revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate, or have at least 50% of their assets in such real estate.

RiverSource LaSalle Monthly Dividend Real Estate Fund	The Fund seeks to provide a high level of current income. Capital appreciation is a secondary objective. The Fund concentrates its investments in the real estate industry, investing under normal conditions, at least 80% of its net assets in equity and equity-related securities issued by “real estate companies” such as real estate investment trusts (REITs) which are companies that, at the time of initial purchase by the Fund, derive at least 50% of their revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate or have at least 50% of their assets in such real estate.

RiverSource Partners Fundamental Value Fund	The Fund seeks to provide shareholders with long-term capital growth. The Fund’s assets are primarily invested in equity securities of U.S. companies. Under normal market conditions, the Fund’s net assets will be invested primarily in companies with market capitalizations of at least $5 billion at the time of the Fund’s investment. The Fund may invest up to 25% of its net assets in foreign securities.

RiverSource Partners International Select Growth Fund	The Fund seeks to provide shareholders with long-term capital growth. The Fund’s assets are primarily invested in equity securities of foreign issuers that are believed to offer strong growth potential. The Fund may invest in both developed and emerging markets.

RiverSource Partners International Small Cap Fund	The Fund seeks to provide shareholders with long-term growth of capital. The Fund invests primarily in equity securities of non-U.S. companies. Under normal market conditions, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in the stocks of small companies. The Fund considers small companies to be those whose market capitalization falls within the range of companies in the S&P Global ex-U.S. Small Cap Index. The Fund may invest in mature markets (such as the United Kingdom, Canada, and Japan) and in emerging markets (such as Korea, Mexico, and Russia). The Fund will hold both growth and value stocks and at times may favor one more than the other based on available opportunities.

A.12  COLUMBIA PORTFOLIO BUILDER SERIES

Underlying Funds	Investment Objectives and Strategies
RiverSource Precious Metals and Mining Fund	The Fund seeks to provide shareholders with long-term growth of capital. The Fund is a non-diversified mutual fund that, under normal market conditions, invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of companies in precious metals industries or in mining industries (including precious metals, non-precious metals and special minerals). Companies in precious metals industries include those engaged in exploration, mining, processing or distribution of gold and other precious metals and related minerals. Companies in mining industries include those engaged in the mining or procurement of not only precious metals, but also non-precious metals and minerals. Non-precious metals and minerals include things such as: nickel, copper, zinc, energy, coal, metallurgical coal, natural gas, salt, or other common metals or minerals.

While the Fund will at all times maintain investments in securities of companies in both precious metals and in mining, under normal market conditions, at least 65% of the Fund’s net assets will be invested in securities of companies in precious metals related industries, which may include up to 10% in gold, silver, or other precious metals, strategic metals or other metals occurring naturally within such metals and at least 50% of the Fund’s net assets will be invested in foreign securities.

RiverSource Real Estate Fund	The Fund seeks to provide shareholders with total return from both current income and capital appreciation. The Fund is a non-diversified fund that invests primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of companies operating in the real estate industry, including equity securities of real estate investment trusts (REITs), and other real estate related investment companies that invest in real estate or real estate debt and which qualify for REIT tax status.

Seligman Capital Fund	The Fund seeks to provide capital appreciation. The Fund invests primarily in the common stock of medium-sized U.S. companies. The investment manager chooses common stocks for the Fund through fundamental analysis, considering both qualitative and quantitative factors.

Seligman Growth Fund	The Fund seeks to provide long-term capital appreciation. The Fund invests primarily in the common stock of large U.S. companies, selected for their growth prospects. The investment manager chooses common stocks for the Fund through fundamental analysis, considering both qualitative and quantitative factors.

Threadneedle Global Equity Income Fund	The Fund seeks to provide shareholders with a high level of current income and secondarily, growth of capital. Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities. The Fund will normally invest at least 40% of its net assets in equity securities of companies located in (non U.S.) developed and emerging markets. The securities in which the Fund invests will typically include dividend-paying common and preferred stocks that produce current income or that offer potential to produce income.

COLUMBIA PORTFOLIO BUILDER SERIES  A.13

Underlying Funds	Investment Objectives and Strategies
Threadneedle International Opportunity Fund	The Fund seeks to provide shareholders with long-term capital growth. The Fund’s assets primarily are invested in equity securities of foreign issuers that are believed to offer strong growth potential. The Fund may invest in developed and in emerging markets.

Fixed Income Funds

Columbia Bond Fund
Current income, consistent with minimum fluctuation in principal

Under normal circumstances, the Fund invests at least 80% of its net assets in bonds and other debt securities. The Fund generally invests at least 65% of its assets in debt securities issued by the U.S. Government and its agencies and instrumentalities, debt securities issued by corporations, and mortgage- and other asset-backed securities that, at the time of purchase, are rated in at least one of the three highest rating categories or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser) to be of comparable quality. The Fund may invest up to 25% of its assets in dollar denominated debt securities issued by foreign governments, companies or other entities and up to 20% of its assets in preferred stock. The Fund also may invest up to 25% of its assets in securities that, at the time of purchase, are rated below investment grade (commonly referred to as “high yield securities” or “junk bonds”) or are unrated but determined by the Adviser to be of comparable quality. The Fund’s dollar weighted average maturity and duration will vary over time depending on the Adviser’s expectations for market and economic conditions.

Columbia Convertible Securities Fund
Total return, consisting of capital appreciation and current income

Under normal circumstances, the Fund invests at least 80% of its net assets in convertible securities. The Fund may invest up to 15% of its total assets in Eurodollar convertible securities and up to 20% of its total assets in foreign securities. Most convertible securities are not investment grade-rated. Convertible securities rated below investment grade may be referred to as “junk bonds.” The Fund also may invest in other equity securities.

Columbia Corporate Income Fund
Total return, consisting primarily of current income and secondarily of capital appreciation

Under normal circumstances, the Fund invests at least 80% of its net assets in debt securities issued by corporate and other non-governmental issuers, including dollar-denominated debt securities issued by foreign companies. The Fund also invests at least 60% of total assets in securities that, at the time of purchase, are investment grade securities or in unrated securities determined by Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser) to be of comparable quality. The Fund may invest up to 40% of total assets in securities that, at the time of purchase, are below investment grade securities (commonly referred to as “high yield securities” or “junk bonds”) or in unrated securities determined by the Adviser to be of comparable quality. Under normal circumstances, the Fund’s average effective duration will be between three and ten years.

Columbia Diversified Bond Fund
The Fund seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time.

Under normal market conditions, the Fund invests at least 80% of it net assets in bonds and other debt securities. At least 50% of the Fund’s net assets will be invested in securities like those included in the Barclays Capital U.S. Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. Although the Fund emphasizes high-and medium-quality debt securities, it will assume some credit risk in an effort to achieve higher yield and/or capital appreciation by buying lower-quality (junk) bonds. Up to 25% of the Fund’s net assets may be invested in foreign investments, which may include investments in emerging markets.

A.14  COLUMBIA PORTFOLIO BUILDER SERIES

Underlying Funds	Investment Objectives and Strategies
Columbia Emerging Markets Bond Fund	The Fund seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation. The Fund is a non-diversified fund that invests primarily in fixed income securities of emerging markets issuers. Emerging markets include any country determined to have an emerging market economy. Emerging markets include any country that is not defined by the World Bank as a High Income OECD country. The OECD (Organization for Economic Co-operation and Development) is a group of 30 member countries sharing a commitment to democratic government and the market economy. Under normal market conditions, at least 80% of the Fund’s net assets will be invested in fixed income securities of issuers that are located in emerging markets countries, or that earn 50% or more of their total revenues from goods or services produced in emerging markets countries or from sales made in emerging markets countries. Such securities may be denominated in either non-U.S. currencies or the U.S. dollar. While the Fund may invest 25% or more of its total assets in the securities of foreign governmental and corporate entities located in the same country, it will not invest 25% or more of its total assets in any single foreign issuer. Emerging market fixed income securities are generally rated in the lower rating categories of recognized rating agencies or considered by the investment manger to be of comparable quality. These lower quality fixed income securities are often called “junk bonds.” The Fund may invest up to 100% of its assets in these lower rated securities.

Columbia Floating Rate Fund	The Fund seeks to provide shareholders with a high level of current income and, as a secondary objective, preservation of capital. Under normal market conditions, at least 80% of the Fund’s net assets will be invested in floating rate loans and other floating rate debt securities. These debt obligations will generally be rated non-investment grade by recognized rating agencies (similar to “junk bonds”) or, if unrated, be considered by the investment manager to be of comparable quality. Up to 25% of the Fund’s net assets maybe invested in foreign investments.

Columbia Global Bond Fund	The Fund seeks to provide shareholders with high total return through income and growth of capital. The Fund is a non-diversified mutual fund that invests primarily in debt obligations of U.S. and foreign issuers. Under normal market conditions, at least 80% of the Fund’s net assets will be invested in investment-grade corporate or government debt obligations, including money market instruments, of issuers located in at least three different countries. Although the Fund emphasizes high and medium-quality debt securities, it may assume some credit risk in seeking to achieve higher dividends and/or capital appreciation by buying below investment-grade bonds (junk bonds).

Columbia High Yield Bond Fund
The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth. Under normal market conditions, the Fund will invest at least 80% of its net assets in high-yield debt instruments (commonly referred to as “junk”). These high yield debt instruments include corporate debt securities as well as bank loans rated below investment grade by a nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality. Up to 25% of the Fund may be invested in high yield debt instruments of foreign issuers.

Corporate debt securities in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities. Bank loans (which may commonly be referred to as “floating rate loans”), which are another form of financing, are typically secured, with interest rates that adjust or “float” periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR (London Interbank Offered Rate), plus a premium). Secured debt instruments are ordinarily secured by specific collateral or assets of the issuer or borrower such that holders of these instruments will have claims senior to the claims of other parties who hold unsecured instruments.

COLUMBIA PORTFOLIO BUILDER SERIES  A.15

Underlying Funds	Investment Objectives and Strategies
Columbia Income Opportunities Fund	The Fund seeks to provide shareholders with a high total return through current income and capital appreciation. Under normal market conditions, the Fund’s assets are invested primarily in income-producing debt securities, with an emphasis on the higher rated segment of the high-yield (junk bond) market. These income producing debt securities include corporate debt securities as well as bank loans. The Fund will purchase only securities rated B or above, or unrated securities believed to be of the same quality. If a security falls below a B rating, the Fund may continue to hold the security. Up to 25% of the Fund’s net assets may be in foreign investments. Corporate debt securities in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities. Bank loans (which may commonly be referred to as “floating rate loans”), which are another form of financing, are typically secured, with interest rates that adjust or “float” periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR (London Interbank Offered Rate), plus a premium). Secured debt instruments are ordinarily secured by specific collateral or assets of the issuer or borrower such that holders of these instruments will have claims senior to the claims of other parties who hold unsecured instruments.

Columbia Inflation Protected Securities Fund	The Fund seeks to provide shareholders with total return that exceeds that the rate of inflation over the long-term. The Fund is a non-diversified fund that, under normal market conditions, invests at least 80% of its net assets in inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. The Fund currently intends to focus on inflation-protected debt securities issued by the U.S. Treasury. The Fund invests only in securities rated investment grade. Inflation-protected securities are designed to protect the future purchasing power of the money invested in them. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury uses the Consumer Price Index for Urban Consumers (nonseasonally adjusted) as the inflation measure.

Columbia Intermediate Bond Fund
Total return, consisting of current income and capital appreciation

Under normal circumstances, the Fund invests at least 80% of its net assets in bonds, including debt securities issued by the U.S. Government and its agencies, debt securities issued by corporations, mortgage- and other asset-backed securities and dollar-denominated securities issued by foreign governments, companies or other entities. The Fund also invests at least 60% of its net assets in debt securities that, at the time of purchase, are rated in at least one of the three highest bond rating categories or are unrated securities determined by Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser) to be of comparable quality. The Fund may invest up to 20% of net assets in securities that, at the time of purchase, are below investment grade securities (commonly referred to as “high yield securities” or “junk bonds”) or in unrated securities determined by the Adviser to be of comparable quality. Under normal circumstances, the Fund’s dollar-weighted average effective maturity will be between three and ten years.

Columbia International Bond Fund
Total return, consisting of current income and capital appreciation

Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities of foreign issuers. Generally, the Fund seeks to achieve its investment objective by investing in debt securities of issuers in at least three foreign countries, including foreign governments, quasigovernments, provincials, agencies, instrumentalities, supranationals and corporate entities. The Fund is not limited as to any particular countries in which it may invest. The Fund will invest in the securities of issuers in developed countries and the securities of issuers in emerging or developing countries. The Fund may invest up to 20% of its net assets in the securities of issuers in emerging or developing countries.

A.16  COLUMBIA PORTFOLIO BUILDER SERIES

Underlying Funds	Investment Objectives and Strategies
Columbia Limited Duration Credit Fund	The Fund seeks to provide shareholders with a level of current income consistent with preservation of capital. Under normal market conditions, the Fund invests at least 80% of it net assets in bonds and other debt securities. The Fund will primarily invest in debt securities with short- and intermediate-term maturities. The Fund will primarily invest in corporate bonds, securities issued by the U.S. government, and mortgage- and asset-backed securities. The Fund may invest up to 15% of its net assets in securities rated below investment grade. Up to 25% of the Fund’s net assets may be invested in foreign investments, which may include investments in emerging markets.

Columbia Short Term Bond Fund
Current income, consistent with minimal fluctuation of principal

Under normal circumstances, the Fund invests at least 80% of its net assets in bonds, including debt securities issued by the U.S. Government and its agencies, debt securities issued by corporations, mortgage- and other asset-backed securities, and dollar-denominated securities issued by foreign governments, companies or other entities. The Fund also invests at least 65% of its total assets in securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund’s investment adviser, to be of comparable quality. Under normal circumstances, the Fund’s dollar-weighted average effective maturity will be three years or less, and its duration will be three years or less.

Columbia U.S. Government Mortgage Fund	The Fund seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital. The Fund’s assets primarily are invested in mortgage-backed securities. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in mortgage related securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities. This includes, but is not limited to Government National Mortgage Association (GNMA or Ginnie Mae) mortgage-backed bonds, which are backed by the full faith and credit of the United States; and Federal National Mortgage Association (FNMA or Fannie Mae) and Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) mortgage-backed bonds. FNMA and FHLMC are chartered or sponsored by Acts of Congress; however, their securities are neither issued nor guaranteed by the United States Treasury.

Columbia U.S. Treasury Index Fund
Total return that corresponds to the total return of the Citigroup Bond U.S. Treasury Index, before fees and expenses

Under normal circumstances, the Fund invests at least 80% of its net assets in securities that comprise the Citigroup Bond U.S. Treasury Index. The Citigroup Bond U.S. Treasury Index is an unmanaged index composed of U.S. Treasury notes and bonds with remaining maturities of at least one year and outstanding principal of at least $25 million and which are included in the Citigroup Broad Investment-Grade Bond Index. Different securities have different weightings in the Citigroup Bond U.S. Treasury Index. Securities in the Citigroup Bond U.S. Treasury Index are weighted by market value, that is, the price per bond or note multiplied by the number of bonds or notes outstanding.

COLUMBIA PORTFOLIO BUILDER SERIES  A.17

Underlying Funds	Investment Objectives and Strategies
RiverSource Short Duration U.S. Government Fund	The Fund seeks to provide shareholders with a high level of current income and safety of principal consistent with investment in U.S. government and government agency securities. Under normal market conditions, at least 80% of the Fund’s net assets are invested in debt securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. The Fund invests in direct obligations of the U.S. government, such as Treasury bonds, bills and notes, and of it agencies and instrumentalities. The Fund may invest to a substantial degree in securities issued by various entities sponsored by the U.S. government, such as the Federal National Mortgage Association (FNMA or Fannie Mae) and the Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac). These issuers are chartered or sponsored by acts of Congress; however, their securities are neither issued nor guaranteed by the United States Treasury. When market conditions are favorable, the Fund may also invest in debt securities that are not issued by the U.S. government, its agencies or instrumentalities, or that are denominated in currencies other than the U.S. dollar.

Money Market Funds

Columbia Money Market Fund	The Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. The Fund’s assets primarily are invested in money market instruments, such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank certificates of deposit, bankers’ acceptances, letters of credit, and commercial paper, including asset-backed commercial paper. The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. banks, U.S. branches of foreign banks and U.S. government securities. Additionally, the Fund may invest up to 35% of its total assets in U.S. dollar-denominated foreign investments.

Alternative Investment Strategies

Columbia Absolute Return Currency and Income Fund
The Fund seeks to provide shareholders with positive absolute return. The Fund is a non-diversified fund that, under normal market conditions, will invest at least 80% of its net assets (including any borrowings for investment purposes) in short-duration debt obligations (or securities that invest in such debt obligations, including an affiliated money market fund) and forward foreign currency contracts. In pursuit of the Fund’s objective, to provide absolute return, the investment manager (Columbia Management Investment Advisers, LLC), seeks to generate positive total returns from the income produced by the short-term debt obligations, plus (minus) the gain (loss) resulting from fluctuations in the values of various foreign currencies relative to the U.S. dollar.

The Fund’s investment in short-duration debt obligations will consist primarily of (i) U.S. dollar denominated non-government, corporate and structured debt securities rated investment grade, or, if unrated, determined to be of comparable quality by the investment manager, and (ii) shares of an affiliated money market fund. A small portion of the Fund’s portfolio may consist of U.S. government securities. In addition to producing income, these holdings will be designated by the Fund, as necessary, to cover obligations with respect to, or that may result from, the Fund’s investments in forward currency contracts. The Fund targets a portfolio duration of one to five months but may extend the portfolio duration up to one year. It is expected that the gross notional value of the Fund’s forward foreign currency contracts will be equivalent to at least 80% of the Fund’s net assets.

A.18  COLUMBIA PORTFOLIO BUILDER SERIES

Appendix B

UNDERLYING FUNDS — RISKS

Many factors affect the performance of the Funds. Each Fund’s share price change daily based on the performance of the underlying funds in which it invests. The ability of each Fund to meet its investment objective is directly related to its allocation among underlying funds and the ability of those underlying funds to meet their investment objectives. The following is a brief description of some principal risks associated with the underlying funds in which the Funds may invest as part of their principal investment strategies. Additional information regarding the principal risks for the underlying funds is available in the applicable underlying fund’s prospectus and Statement of Additional Information. This prospectus is not an offer for any of the underlying funds.

Active Management Risk. Each underlying fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the underlying fund’s investment objectives. Due to their active management, the underlying funds could underperform other mutual funds with similar investment objectives.

Concentration Risk. Investments that are concentrated in a particular issuer, geographic region, or sector will make an underlying fund’s portfolio value more susceptible to the events or conditions impacting the issuer, geographic region or sector. Because of the underlying fund’s concentration, its overall value may decline to a greater degree than if the fund held a less concentrated portfolio. The more a fund diversifies, the more it spreads risk.

Confidential Information Access Risk. In managing the underlying fund, the investment manager normally will seek to avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans being considered for acquisition by the underlying fund, or held in the underlying fund. In many instances, issuers of floating rate loans offer to furnish Confidential Information to prospective purchasers or holders of the issuer’s floating rate loans to help potential investors assess the value of the loan. The investment manager’s decision not to receive Confidential Information from these issuers may disadvantage the underlying fund as compared to other floating rate loan investors, and may adversely affect the price the underlying fund pays for the loans it purchases, or the price at which the underlying fund sells the loans. Further, in situations when holders of floating rate loans are asked, for example, to grant consents, waivers or amendments, the investment manager’s ability to assess the desirability of such consents, waivers or amendments may be compromised. For these and other reasons, it is possible that the investment manager’s decision under normal circumstances not to receive Confidential Information could adversely affect the underlying fund’s performance.

Counterparty Risk. The risk that a counterparty to a security or loan held by an underlying fund becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The underlying fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and there may be no recovery or limited recovery in such circumstances. The underlying fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the underlying fund purchases unrated securities, or if the rating of a security is reduced after purchase, the underlying fund will depend on the investment manager’s analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called “high-yield” or “junk” bonds, may react more to perceived changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in interest rates. Non-investment grade securities may have greater price fluctuations and are more likely to experience a default than investment grade bonds.

Derivatives Risk. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the underlying fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the underlying fund. Derivative instruments in which the underlying funds invest will typically increase each such fund’s exposure to principal risks to which they are otherwise exposed, and may expose the fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

COLUMBIA PORTFOLIO BUILDER SERIES  B.1

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the Fund.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the portfolio managers would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

Dividend and Income Risk. The income shareholders receive from the fund is based primarily on dividends and interest it earns from its investments as well as gains the fund receives from selling portfolio securities, each of which can vary widely over the short and long-term. The dividend income from a Fund’s investments in equity securities will be influenced by both general economic activity and issuer-specific factors. In the event of a recession or adverse events affecting a specific industry or issuer, the issuers of the equity securities held by a fund may reduce the dividends paid on such securities.

ETF Risk. An ETF’s share price may not track its specified market index and may trade below its net asset value. ETFs generally use a “passive” investment strategy and will not attempt to take defensive positions in volatile or declining markets. An active secondary market in an ETF’s shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF’s shares will continue to be listed on an active exchange. In addition, shareholders bear both their proportionate share of the underlying fund’s expenses and similar expenses incurred through ownership of the ETF.

Focused Portfolio Risk. The underlying fund, because it may invest in a limited number of companies, may have more volatility and is considered to have more risk than a fund that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the underlying fund’s net asset value. To the extent the underlying fund invests its assets in fewer securities, the underlying fund is subject to greater risk of loss if any of those securities declines in price.

Foreign Currency Risk. The underlying fund’s exposure to foreign currencies subjects the underlying fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic, political or social developments or other events or conditions in the U.S. or abroad. As a result, the underlying fund’s exposure to foreign currencies may reduce the returns of the underlying fund. Trading of foreign currencies also includes the risk of clearing and settling trades which, if prices are volatile, may be difficult or impossible.

Geographic Concentration Risk. The underlying fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic region in which an underlying fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the underlying fund may be more volatile than a more geographically diversified fund.

B.2  COLUMBIA PORTFOLIO BUILDER SERIES

Highly Leveraged Transactions Risk. The loans or other securities in which the underlying fund invests substantially consist of transactions involving refinancings, recapitalizations, mergers and acquisitions, and other financings for general corporate purposes. The underlying fund’s investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as “debtor-in-possession” financings), provided that such senior obligations are determined by the underlying fund’s investment manager, or subadviser, as the case may be, upon its credit analysis to be a suitable investment by such underlying fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management’s taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

High-Yield Securities Risk. Non-investment grade loans or other debt securities, commonly called “high-yield “or “junk,” may react more to perceived changes in the ability of the borrower or issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade loans or other debt securities may experience greater price fluctuations and are subject to a greater risk of loss than investment grade loans or securities. A default or expected default of a loan could also make it difficult for the underlying fund to sell the loan at a price approximating the value previously placed on it.

Impairment of Collateral Risk. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the underlying fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.

Industry Concentration Risk. Investments that are concentrated in a particular industry will make the underlying fund’s portfolio value more susceptible to the events or conditions impacting that particular industry (i.e., if an underlying fund invest more than 25% of its total assets in money market instruments issued by banks, the value of these investments may be adversely affected by economic, political or regulatory developments in or that impact the banking industry).

Inflation Protected Securities Risk. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, these securities may generate no income at all. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.

Infrastructure-Related Companies Risk. Investments in infrastructure-related securities have greater exposure to adverse economic, regulatory, political, legal, and other changes affecting the issuers of such securities. Infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or operations including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption and/or legal challenges due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, especially in foreign markets, resulting in work stoppage, delays and cost overruns.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with fixed-income securities: when interest rates rise, the prices generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations, which in turn would increase prepayment risk.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the underlying fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other events, conditions or factors.

COLUMBIA PORTFOLIO BUILDER SERIES  B.3

Leverage Risk. Leverage occurs when the underlying fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Due to the fact that short sales involve borrowing securities and then selling them, the underlying fund’s short sales effectively leverage the underlying fund’s assets. The use of leverage creates certain risks for underlying funds shareholders, including the greater likelihood of higher volatility of the underlying fund’s return, and its net asset value. Changes in the value of the Fund’s portfolio securities will have a disproportionate effect on the net asset value per share when leverage is used. The underlying fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the underlying fund to use its other assets to increase the collateral. Leverage can also create an interest expense that may lower the underlying fund’s overall returns. There is no guarantee that a leveraging strategy will be successful.

Liquidity Risk. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The underlying fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies and for certain specialized instruments such as floating rate loans, which tend to be more vulnerable than large companies to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause a fund to underperform other mutual funds if that style falls out of favor with the market.

Master Limited Partnership Risk. Investments in securities (units) of master limited partnerships involve risks that differ from an investment in common stock. Holders of the units have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments.

Mid-Sized Company Risk. Investments in mid-sized companies often involve greater risks than investments in larger, more established companies because mid-sized companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of mid-sized companies may trade on the over-the-counter market or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

Mortgage-Related and Other Asset-Backed Securities Risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if an underlying fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

Non-Diversification Risk. Although the Funds are diversified funds, certain of the underlying funds are non-diversified funds. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the underlying fund’s performance, underlying funds may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid, or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest in securities or loans providing as high a level of income, resulting in a reduced yield to the underlying fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the underlying fund’s investments are locked in at a lower rate for a longer period of time.

Quantitative Model Risk. Certain underlying funds use quantitative methods that may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the underlying funds to achieve their objectives.

B.4  COLUMBIA PORTFOLIO BUILDER SERIES

Real Estate Industry Risk. Certain underlying funds concentrate their investments in securities of companies operating in the real estate industry, making such underlying fund susceptible to risks associated with the ownership of real estate and with the real estate industry in general. These risks can include fluctuations in the value of the underlying properties, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including real estate investment trusts (REITs). REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

Reinvestment Risk. The risk that the underlying fund will not be able to reinvest income or principal at the same rate it currently is earning.

Risks of Foreign/Emerging Markets Investing. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following risks:

Country risk includes the risks associated with the political, social, economic, and other conditions or events occurring in the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than U.S. investments, which means that at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the risks associated with the clearing and settling of trades. Holding securities with local agents and depositories also has risks. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market, which are less reliable than the U.S. markets. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Sector Risk. If an underlying fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more an underlying fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small and Mid-Sized Company Risk. Investments in small and medium-sized companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Securities of small and medium-sized companies may trade on the over-the-counter market or on regional securities exchanges and the frequency and volume of their trading may be substantially less and may be more volatile than is typical of larger companies.

Small Company Risk. Investments in small capitalization companies often involve greater risks than investments in larger, more established companies because small capitalization companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Securities of small capitalization companies may trade on the over-the-counter market or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

COLUMBIA PORTFOLIO BUILDER SERIES  B.5

Tax Risk. As a regulated investment company, a fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code of 1986, as amended. The Fund currently intends to take positions in forward currency contracts with notional value exceeding 80% of the Fund’s total net assets. Although foreign currency gains currently constitute “qualifying income,” the Treasury Department has the authority to issue regulations excluding from the definition of “qualifying income” a fund’s foreign currency gains not “directly related” to its “principal business” of investing in stocks or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the Fund’s foreign currency-denominated positions as not “qualifying income” and there is a remote possibility that such regulations might be applied retroactively, in which case, the Fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the Fund’s Board of Directors may authorize a significant change in investment strategy or Fund liquidation.

Technology and Technology-Related Investment Risk. An underlying fund will invest a substantial portion of its assets in technology and technology-related companies. The market prices of technology and technology-related stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments. These stocks may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. These stocks also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect technology and technology-related companies. In such an environment, those companies with high market valuations may appear less attractive to investors, which may cause sharp decreases in the companies’ market prices. Further, those technology or technology-related companies seeking to finance their expansion would have increased borrowing costs, which may negatively impact their earnings. As a result, these factors may negatively affect the performance of the underlying fund. Finally, the underlying fund may be susceptible to factors affecting the technology and technology-related industries, and the underlying fund’s net asset value may fluctuate more than a fund that invests in a wider range of industries. Technology and technology-related companies are often smaller and less experienced companies and may be subject to greater risks than larger companies, such as limited product lines, markets and financial and managerial resources. These risks may be heightened for technology companies in foreign markets.

The underlying fund seeks to limit risk by allocating investments among different sectors within the technology industry, as well as among different foreign markets. Allocating among a number of sectors reduces the effect the performance of any one sector or events in any one country will have on the underlying fund’s entire investment portfolio. However, a decline in the value of one of the underlying fund’s investments may offset potential gains from other investments.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the underlying fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

B.6  COLUMBIA PORTFOLIO BUILDER SERIES

Additional information about the Funds and their investments are available in the Fund’s SAI. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI or to request other information about the Funds, contact your financial intermediary or the Funds directly through the address or telephone number below. To make a shareholder inquiry, contact the financial intermediary through whom you purchased shares of the Fund.

P.O. Box 8081
Boston, MA 02266-8081
800.345.6611

Information is also available at columbiamanagement.com

Information about the Funds, including the SAI, can be reviewed at the Securities and Exchange Commission’s (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 202.551.8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission’s Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File # 811-21852

The information in this Statement of Additional Information (SAI) is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This SAI is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

STATEMENT OF ADDITIONAL INFORMATION
            , 2010

RiverSource Series Trust
Columbia Absolute Return Currency and Income Fund
Class A: RARAX	Class B: —	Class C: RARCX
Class I: RVAIX	Class W: RACWX	Class Z: CACZX
Columbia AMT-Free Tax-Exempt Bond Fund
Class A: INTAX	Class B: ITEBX	Class C: RTCEX
Class Z: CATZX
Columbia Asia Pacific ex-Japan Fund
Class A: CAJAX	Class C: CAJCX	Class R: CAJRX
Class R5: TAPRX	Class Z: CAJZX
Columbia Diversified Bond Fund
Class A: INBNX	Class B: ININX	Class C: AXBCX
Class I: RDBIX	Class R: —	Class R3: RSDBX
Class R4: IDBYX	Class R5: RSVBX	Class W: RVBWX
Class Z: CDBZX
Columbia Diversified Equity Income Fund
Class A: INDZX	Class B: IDEBX	Class C: ADECX
Class I: ADIIX	Class R: RDEIX	Class R3: RDERX
Class R4: IDQYX	Class R5: RSEDX	Class W: —
Class Z: CDVZX
Columbia Dividend Opportunity Fund
Class A: INUTX	Class B: IUTBX	Class C: ACUIX
Class I: RSOIX	Class R: RSOOX	Class R4: RSORX
Class R5: RSDFX	Class W: —	Class Z: CDOZX
Columbia Emerging Markets Bond Fund
Class A: REBAX	Class B: —	Class C: REBCX
Class I: RSMIX	Class R4: —	Class W: REMWX
Class Z: CMBZX
Columbia Emerging Markets Opportunity Fund
Class A: IDEAX	Class B: IEMBX	Class C: RMCEX
Class I: RSRIX	Class R: REMRX	Class R4: —
Class R5: REMFX	Class W: CMOWX	Class Z: CEOZX
Columbia Equity Value Fund
Class A: IEVAX	Class B: INEGX	Class C: REVCX
Class I: —	Class R: REVRX	Class R3: RSEVX
Class R4: AEVYX	Class R5: RSEYX	Class W: —
Class Z: CEVZX
Columbia European Equity Fund
Class A: AXEAX	Class B: AEEBX	Class C: REECX
Class I: —	Class R4: —	Class Z: CEEZX
Columbia Floating Rate Fund
Class A: RFRAX	Class B: RSFBX	Class C: RFRCX
Class I: RFRIX	Class R: CFRRX	Class R4: —
Class R5: RFRFX	Class W: RFRWX	Class Z: CFRZX
Columbia Frontier Fund
Class A: SLFRX	Class B: SLFBX	Class C: SLFCX
Class I: —	Class R: SFFRX	Class R4: SFFTX
Class R5: SFFIX	Class Z: CFOZX
Columbia Global Bond Fund
Class A: IGBFX	Class B: IGLOX	Class C: AGBCX
Class I: AGBIX	Class R: —	Class R4: RGBRX
Class W: RGBWX	Class Z: CGBZX
Columbia Global Equity Fund
Class A: IGIGX	Class B: IDGBX	Class C: RGCEX
Class I: —	Class R: —	Class R4: IDGYX
Class R5: RGERX	Class W: —	Class Z: CGEZX
Columbia Global Extended Alpha Fund
Class A: RTAAX	Class B: —	Class C: RTACX
Class I: —	Class R: REAOX	Class R4: REYRX
Class Z: CEAZX
Columbia Government Money Market Fund
Class A: SCMXX	Class B: SCBXX	Class C: SCCXX
Class R: SMRXX	Class R5: SMIXX	Class Z: CGZXX
Columbia High Yield Bond Fund
Class A: INEAX	Class B: IEIBX	Class C: APECX
Class I: RSHIX	Class R: —	Class R3: —
Class R4: RSHYX	Class R5: RSHRX	Class W: RHYWX
Class Z: CHYZX
Columbia Income Builder Fund
Class A: RBBAX	Class B: RBBBX	Class C: RBBCX
Class R4: —	Class R: CBURX	Class Z: CBUZX
Columbia Income Opportunities Fund
Class A: AIOAX	Class B: AIOBX	Class C: RIOCX
Class I: AOPIX	Class R: CIORX	Class R4: —
Class W: CIOWX	Class Z: CIOZX
Columbia Inflation Protected Securities Fund
Class A: APSAX	Class B: APSBX	Class C: RIPCX
Class I: AIPIX	Class R: RIPRX	Class R4: —
Class W: RIPWX	Class Z: CIPZX
Columbia Large Core Quantitative Fund
Class A: AQEAX	Class B: AQEBX	Class C: RDCEX
Class I: ALEIX	Class R: —	Class R4: RQEYX
Class R5: RSIPX	Class W: RDEWX	Class Z: CCRZX
Columbia Large Growth Quantitative Fund
Class A: RDLAX	Class B: —	Class C: RDLCX
Class I: RDLIX	Class R: —	Class R4: RDLFX
Class W: RDLWX	Class Z: CLQZX
Columbia Large Value Quantitative Fund
Class A: RLCAX	Class B: —	Class C: RDCCX
Class I: —	Class R: RLCOX	Class R4: RLCYX
Class W: RLCWX	Class Z: CVQZX
Columbia Limited Duration Credit Fund
Class A: ALDAX	Class B: ALDBX	Class C: RDCLX
Class I: ALDIX	Class R4: —	Class W: RLDWX
Class Z: CLDZX
Columbia Mid Cap Growth Opportunity Fund
Class A: INVPX	Class B: IDQBX	Class C: AESCX
Class I: AQUIX	Class R: —	Class R3: —
Class R4: IESYX	Class Z: CVOZX
Columbia Mid Cap Value Opportunity Fund
Class A: AMVAX	Class B: AMVBX	Class C: AMVCX
Class I: RMCIX	Class R: RMVTX	Class R3: RMCRX
Class R4: RMCVX	Class R5: RSCMX	Class W: —
Class Z: CMOZX
Columbia Minnesota Tax-Exempt Fund
Class A: IMNTX	Class B: IDSMX	Class C: RMTCX
Class Z: CMNZX

Statement of Additional Information –            , 2010

Columbia Money Market Fund
Class A: IDSXX	Class B: ACBXX	Class C: RCCXX
Class I: RCIXX	Class R: RVRXX	Class R5: —
Class W: RCWXX	Class Z: IDYXX
Columbia Multi-Advisor International Value Fund
Class A: APIAX	Class B: AXIBX	Class C: APICX
Class I: APRIX	Class R4: —	Class Z: CMVZX
Columbia Multi-Advisor Small Cap Value Fund
Class A: ASVAX	Class B: ASVBX	Class C: APVCX
Class I: —	Class R: RSVTX	Class R3: RSVRX
Class R4: RSGLX	Class R5: RSCVX	Class Z: CMAZX
Columbia Portfolio Builder Aggressive Fund
Class A: AXBAX	Class B: AXPBX	Class C: RBGCX
Class R: CPARX	Class R4: —	Class Z: CPAZX
Columbia Portfolio Builder Conservative Fund
Class A: ABDAX	Class B: ABBDX	Class C: RPCCX
Class R: CBURX	Class R4: —	Class Z: CBVZX
Columbia Portfolio Builder Moderate Aggressive Fund
Class A: AXMAX	Class B: ABMBX	Class C: AGECX
Class R: CBARX	Class R4: —	Class Z: CBAZX
Columbia Portfolio Builder Moderate Conservative Fund
Class A: AUCAX	Class B: AMDBX	Class C: RBMCX
Class R: CPMRX	Class R4: —	Class Z: CPMZX
Columbia Portfolio Builder Moderate Fund
Class A: ABUAX	Class B: AURBX	Class C: AMTCX
Class R: CBMRX	Class R4: —	Class Z: CBMZX
Columbia Select Large-Cap Value Fund
Class A: SLVAX	Class B: SLVBX	Class C: SLVCX
Class I: —	Class R: SLVRX	Class R4: SLVTX
Class R5: SLVIX	Class W: CSVWX	Class Z: CSVZX
Columbia Select Smaller-Cap Value Fund
Class A: SSCVX	Class B: SSCBX	Class C: SVMCX
Class I: —	Class R: SSVRX	Class R4: SSLRX
Class R5: SSVIX	Class Z: CSSZX
Columbia Seligman Communications and Information Fund
Class A: SLMCX	Class B: SLMBX	Class C: SCICX
Class I: —	Class R: SCIRX	Class R3: SCIOX
Class R4: SCIFX	Class R5: SCMIX	Class Z: CCIZX
Columbia Seligman Global Technology Fund
Class A: SHGTX	Class B: SHTBX	Class C: SHTCX
Class I: —	Class R: SGTRX	Class R4: SGTSX
Class R5: SGTTX	Class Z: CSGZX
Columbia Strategic Allocation Fund
Class A: IMRFX	Class B: IMRBX	Class C: RSSCX
Class I: —	Class R: —	Class R4: IDRYX
Class Z: CSAZX
Columbia U.S. Government Mortgage Fund
Class A: AUGAX	Class B: AUGBX	Class C: AUGCX
Class I: RVGIX	Class R4: RSGYX	Class Z: CUGZX

This is the Statement of Additional Information (“SAI”) for each of the funds listed on the previous pages. This SAI is not a prospectus. It should be read together with the appropriate current fund prospectus, the date of which can be found in Table 1 of this SAI.

For a free copy of a fund prospectus, annual or semiannual report, when available, contact your financial intermediary (or selling/servicing agent) or write to the family of funds, which includes Columbia, RiverSource, Seligman and Threadneedle branded funds (collectively, the “Fund Family”), at c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081, call 800.345.6611 or visit columbiamanagement.com.

Each fund is governed by a Board of Trustees (the “Board”) that meets regularly to review a wide variety of matters affecting the funds. Detailed information about fund governance, the funds’ investment manager, Columbia Management Investment Advisers, LLC (the “investment manager” or “Columbia Management”), a wholly-owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”), and other aspects of fund management can be found by referencing the Table of Contents or the List of Tables on the following page.

Statement of Additional Information –            , 2010

Fundamental and Nonfundamental Investment Policies	p. 3
Investment Strategies and Types of Investments	p. 9
Information Regarding Risks and Investment Strategies	p. 11
Securities Transactions	p. 39
Brokerage Commissions Paid to Brokers Affiliated with the Investment Manager	p. 42
Valuing Fund Shares	p. 42
Portfolio Holdings Disclosure	p. 43
Proxy Voting	p. 46
Investing in a Fund	p. 48
Selling Shares	p. 53
Pay-out Plans	p. 53
Taxes	p. 54
Service Providers	p. 57
Investment Management Services	p. 57
Administrative Services	p. 82
Transfer Agency Services	p. 83
Plan Administration Services	p. 83
Distribution Services	p. 83
Plan and Agreement of Distribution	p. 83
Payments to Financial Intermediaries	p. 85
Custodian Services	p. 87
Board Services Corporation	p. 87
Organizational Information	p. 87
Board Members and Officers	p. 89
Information Regarding Pending and Settled Legal Proceedings	p. 96
Independent Registered Public Accounting Firm	p. 96
Appendix A: Description of Ratings	p. A-1
Appendix B: State Risk Factors	p. B-1
Appendix C: Class A — Calculation of the Sales Charge	p. C-1
Appendix D: Legacy Columbia Funds	p. D-1
Appendix E: Legacy RiverSource Funds	p. E-1

List of Tables

1.	Fund Fiscal Year Ends, Prospectus Date and Investment Categories	p. 2
2.	Fundamental Policies	p. 3
3.	Investment Strategies and Types of Investments	p. 9
4.	Class A — Initial Sales Charge	p. 48
5.	Investment Management Services Agreement Fee Schedule	p. 57
6.	PIA Indexes	p. 58
7.	Performance Incentive Adjustment Calculation	p. 59
8.	Performance Incentive Adjustment Calculation	p. 60
9.	Subadvisers and Subadvisory Agreement Fee Schedules	p. 62
10.	Portfolio Managers	p. 63
11.	Administrative Services Agreement Fee Schedule	p. 82
12.	Board Members	p. 89
13.	Fund Officers	p. 91
14.	Board Member Holdings	p. 94

Statement of Additional Information –            , 2010

Table 1. Fund Fiscal Year Ends, Prospectus Date and Investment Categories

Fund	Fiscal Year End	Prospectus Date	Fund Investment Category
Columbia Absolute Return Currency and Income	October 31	Dec. 30, 2009	Taxable fixed income*

Columbia AMT-Free Tax-Exempt Bond	November 30	Jan. 29, 2010	Tax-exempt fixed income

Columbia Asia Pacific ex-Japan	October 31	Dec. 30, 2009	Equity

Columbia Diversified Bond	August 31	Oct. 29, 2010	Taxable fixed income

Columbia Diversified Equity Income	September 30	Nov. 29, 2010	Equity

Columbia Dividend Opportunity	June 30	Aug. 27, 2010	Equity

Columbia Emerging Markets Bond	October 31	Dec. 30, 2009	Taxable fixed income

Columbia Emerging Markets Opportunity	October 31	Dec. 30, 2009	Equity

Columbia Equity Value	March 31	May 28, 2010	Equity

Columbia European Equity	October 31	Dec. 30, 2009	Equity

Columbia Floating Rate	July 31	Sept. 27, 2010	Taxable fixed income

Columbia Frontier	October 31	Dec. 30, 2009	Equity

Columbia Global Bond	October 31	Dec. 30, 2009	Taxable fixed income

Columbia Global Equity	October 31	Dec. 30, 2009	Equity

Columbia Global Extended Alpha Fund	October 31	Dec. 30, 2009	Equity

Columbia Government Money Market	December 31	March 1, 2010	Taxable Money Market

Columbia High Yield Bond	May 31	July 30, 2010	Taxable fixed income

Columbia Income Builder Fund	January 31	April 1, 2010	Fund-of-funds – fixed income

Columbia Income Opportunities	July 31	Sept. 27, 2010	Taxable fixed income

Columbia Inflation Protected Securities	July 31	Sept. 27, 2010	Taxable fixed income

Columbia Large Core Quantitative Equity	July 31	Sept. 27, 2010	Equity

Columbia Large Growth Quantitative	September 30	Nov. 29, 2010	Equity

Columbia Large Value Quantitative	September 30	Nov. 29, 2010	Equity

Columbia Limited Duration Credit	July 31	Sept. 27, 2010	Taxable fixed income

Columbia Mid Cap Growth Opportunity	November 30	Jan. 22, 2010	Equity

Columbia Mid Cap Value Opportunity	September 30	Nov. 29, 2010	Equity

Columbia Minnesota Tax-Exempt	August 31	Oct. 29, 2010	State tax-exempt fixed income

Columbia Money Market	July 31	Sept. 27, 2010	Taxable money market

Columbia Multi-Advisor International Value	October 31	Dec. 30, 2009	Equity

Columbia Multi-Advisor Small Cap Value	May 31	July 30, 2010	Equity

Columbia Portfolio Builder Aggressive	January 31	April 1, 2010	Fund-of-funds – equity

Columbia Portfolio Builder Conservative	January 31	April 1, 2010	Fund-of-funds – fixed income

Columbia Portfolio Builder Moderate	January 31	April 1, 2010	Fund-of-funds – equity

Columbia Portfolio Builder Moderate Aggressive	January 31	April 1, 2010	Fund-of-funds – equity

Columbia Portfolio Builder Moderate Conservative	January 31	April 1, 2010	Fund-of-funds – fixed income

Columbia Select Large-Cap Value	December 31	March 1, 2010	Equity

Columbia Select Smaller-Cap Value	December 31	March 1, 2010	Equity

Columbia Seligman Communications and Information	December 31	March 1, 2010	Equity

Columbia Seligman Global Technology	October 31	Dec. 30, 2009	Equity

Columbia Strategic Allocation	September 30	Nov. 29, 2010	Balanced

Columbia U.S. Government Mortgage	May 31	July 30, 2010	Taxable fixed income

*	The taxable fixed income fund investment category includes Columbia Absolute Return Currency and Income Fund, which is an alternative investment strategy.

Statement of Additional Information –            , 2010

Fundamental and Nonfundamental Investment Policies

Fundamental investment policies adopted by a fund cannot be changed without the approval of a majority of the outstanding voting securities of the fund (i.e., shareholders) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Nonfundamental investment policies may be changed by the Board at any time.

Notwithstanding any of a fund’s other investment policies, each fund, subject to certain limitations, may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the fund for the purpose of having those assets managed as part of a combined pool.

FUNDAMENTAL POLICIES

Fundamental policies are policies that can be changed only with shareholder approval. The chart below shows fund-specific policies that may be changed only with shareholder approval. The chart indicates whether or not the fund has a policy on a particular topic. A dash indicates that the fund does not have a policy on a particular topic. Please see “Investment Strategies and Types of Investments” for more information regarding your fund’s investment strategies. The specific policy is stated in the paragraphs that follow the table.

Table 2. Fundamental Policies

				D								K
	A		C	Invest	E						J	Buy on
	Buy or	B	Buy more	more than	Concentrate	F		G		I	Issue	margin/
	sell real	Buy or sell	than 10% of	5% in an	in any one	Invest less		Act as an	H	Borrow	senior	sell
Fund	estate	commodities	an issuer	issuer	industry	than 80%		underwriter	Lending	money	securities	short

Columbia Absolute Return Currency and Income	A1	B1	—	—	E7	—		G1	H1	I1	J1	—

Columbia AMT-Free Tax-Exempt Bond	A1	B1	C1	D1	—	F2	(a)	G1	H1	I1	J1	—

Columbia Asia Pacific ex-Japan	A1	B2	C2	C2	E1	—		G1	H1	I1	J1	—

Columbia Diversified Bond	A1	B1	C1	D1	E1	—		G1	H1	I1	J1	—

Columbia Diversified Equity Income	A1	B1	C1	D1	E1	—		G1	H1	I1	J1	—

Columbia Dividend Opportunity	A1	B1	C1	D1	—	—		G1	H1	I1	J1	—

Columbia Emerging Markets Bond	A1	B3	—	—	E3	—		G1	H1	I1	J1	—

Columbia Emerging Markets Opportunity	A1	B1	C1	D1	E1	—		G1	H1	I1	J1	—

Columbia Equity Value	A1	B1	C1	D1	E1	—		G1	H1	I1	J1	—

Columbia European Equity	A1	B1	—	—	E1	—		G1	H1	I1	J1	—

Columbia Floating Rate	A1	B3	C1	D1	E4	—		G1	H1	I1	J1	—

Columbia Global Bond	A1	B1	C1	—	E1	—		G1	H1	I1	J1	—

Columbia Global Equity	A1	B1	C1	D1	E1	—		G1	H1	I1	J1	—

Columbia Global Extended Alpha	A1	B2	C2	C2	E1	—		G1	H1	I1	J1	—

Columbia Government Money Market	A4	—	C4	C4	E8	—		G3	H3	J3	J3	G3

Columbia High Yield Bond	A1	B1	C1	D1	E1	—		G1	H1	I1	J1	—

Columbia Income Builder Fund*	A1	B3	C2	C2	E2	—		G1	H1	I1	J1	—

Columbia Income Opportunities	A1	B1	C1	D1	E1	—		G1	H1	I1	J1	—

Columbia Inflation Protected Securities	A1	B1	—	—	E1	—		G1	H1	I1	J1	—

Columbia Large Core Quantitative	A1	B1	C1	D1	E1	—		G1	H1	I1	J1	—

Columbia Large Growth Quantitative	A1	B2	C1	D1	E1	—		G1	H1	I1	J1	—

Columbia Large Value Quantitative	A1	B2	C2	C2	E1	—		G1	H1	I1	J1	—

Columbia Limited Duration Credit	A1	B1	C1	D1	E1	—		G1	H1	I1	J1	—

Columbia Mid Cap Growth Opportunity	A1	B1	C1	D1	E1	—		G1	H1	I1	J1	—

Columbia Mid Cap Value Opportunity	A1	B1	C1	D1	E1	—		G1	H1	I1	J1	—

Columbia Minnesota Tax-Exempt	A1	B1	—	—	—	F1		G1	H1	I1	J1	—

Columbia Money Market	A2	A2	C1	D1	—	—		G1	H1	I1	J1	K1

Columbia Multi-Advisor International Value	A1	B2	C1	D1	E1	—		G1	H1	I1	J1	—

Columbia Multi-Advisor Small Cap Value	A1	B2	—	—	E1	—		G1	H1	I1	J1	—

Columbia Portfolio Builder Aggressive*	A1	B1	C2	C2	E2	—		G1	H1	I1	J1	—

Statement of Additional Information –            , 2010

				D							K
	A		C	Invest	E					J	Buy on
	Buy or	B	Buy more	more than	Concentrate	F	G		I	Issue	margin/
	sell real	Buy or sell	than 10% of	5% in an	in any one	Invest less	Act as an	H	Borrow	senior	sell
Fund	estate	commodities	an issuer	issuer	industry	than 80%	underwriter	Lending	money	securities	short

Columbia Portfolio Builder Conservative*	A1	B1	C2	C2	E2	—	G1	H1	I1	J1	—

Columbia Portfolio Builder Moderate*	A1	B1	C2	C2	E2	—	G1	H1	I1	J1	—

Columbia Portfolio Builder Moderate Aggressive*	A1	B1	C2	C2	E2	—	G1	H1	I1	J1	—

Columbia Portfolio Builder Moderate Conservative*	A1	B1	C2	C2	E2	—	G1	H1	I1	J1	—

Columbia Select Large-Cap Value	A3	B4	C3	C3	E7	—	G2	H2	J2	J2	K2

Columbia Select Smaller-Cap Value	A3	B4	C3	C3	E7	—	G2	H2	J2	J2	K2

Columbia Seligman Communications and Information	A3	B4	C3	C3	E9	—	G2	H2	J2	J2	K2

Columbia Seligman Global Technology	A3	B4	C3	C3	E7	—	G2	H2	J2	J2	K2

Columbia Strategic Allocation	A1	B1	C1	D1	E1	—	G1	H1	I1	J1	—

Columbia U.S. Government Mortgage	A1	B1	C1	D1	E1	—	G1	H1	I1	J1	—

*	The fund-of-funds invests in a combination of underlying funds. These underlying funds have adopted their own investment policies that may be more or less restrictive than those of the fund-of-funds. The policies of the underlying funds may permit a fund to engage in investment strategies indirectly that would otherwise be prohibited under the fund’s investment restrictions.
(a)	The fund does not intend to purchase bonds or other debt securities the interest from which is subject to the alternative minimum tax.

A.	Buy or sell real estate

A1 –	The fund will not buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

A2 –	The fund will not buy or sell real estate, commodities or commodity contracts. For purposes of this policy, real estate includes real estate limited partnerships.

A3 –	The fund will not purchase or hold any real estate, except that a fund may invest in securities secured by real estate or interests therein or issued by persons (other than real estate investment trusts) which deal in real estate or interests therein.

A4 –	The fund will not buy or hold any real estate or securities of corporations or trusts whose principal business is investing in interests in real estate.

B.	Buy or sell physical commodities

B1 –	The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

B2 –	The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options, futures contracts and foreign currency or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

B3 –	The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options, futures contracts and foreign currency or from entering into forward currency contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

B4 –	The fund will not purchase or sell commodities or commodity contracts, except to the extent permissible under applicable law and interpretations, as they may be amended from time to time.

C.	Buy more than 10% of an issuer

C1 –	The fund will not purchase more than 10% of the outstanding voting securities of an issuer, except that up to 25% of the fund’s assets may be invested without regard to this 10% limitation. For tax-exempt funds, for purposes of this policy, the terms of a municipal security determine the issuer.

Statement of Additional Information –            , 2010

C2 –	The fund will not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations; and (b) a fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

C3 –	The fund will not make any investment inconsistent with its classification as a diversified company under the 1940 Act.

C4 –	The fund will not invest more than 5% of its gross assets (taken at market) in the securities of any one issuer, other than the U.S. Government, its agencies or instrumentalities, or buy more than 10% of the voting securities of any one issuer, other than U.S. Government agencies or instrumentalities.

D.	Invest more than 5% in an issuer

D1 –	The fund will not invest more than 5% of its total assets in securities of any company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or other investment companies, and except that up to 25% of the fund’s total assets may be invested without regard to this 5% limitation. For tax-exempt funds, for purposes of this policy, the terms of a municipal security determine the issuer.

D2 –	The fund will not, as to 50% of the value of its total assets, purchase securities of any issuer if immediately thereafter more than 5% of total assets at market value would be invested in the securities of any issuer (except that this limitation does not apply to obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities).

E.	Concentrate

E1 –	The fund will not concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means that up to 25% of the fund’s total assets, based on current market value at time of purchase, can be invested in any one industry.

E2 –	The fund will not concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the fund’s total assets, based on current market value at time of purchase, can be invested in any one industry. The fund itself does not intend to concentrate, however, the aggregation of holdings of the underlying funds may result in the fund indirectly investing more than 25% of its assets in a particular industry. The fund does not control the investments of the underlying funds and any indirect concentration will occur only as a result of the fund following its investment objectives by investing in the underlying funds.

E3 –	While the fund may invest 25% or more of its total assets in the securities of foreign governmental and corporate entities located in the same country, it will not invest 25% or more of its total assets in any single foreign governmental issuer.

E4 –	The fund will not concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the fund’s total assets, based on current market value at time of purchase, can be invested in any one industry. For purposes of this restriction, loans will be considered investments in the industry of the underlying borrower, rather than that of the seller of the loan.

E5 –	The fund will not concentrate in any one industry, provided however, that this restriction shall not apply to securities or obligations issued or guaranteed by the U.S. Government, banks or bank holding companies or finance companies. For all other industries, this means that up to 25% of the fund’s total assets, based on current market value at the time of purchase, can be invested in any one industry.

E6 –	The fund will not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

E7 –	The fund will not invest 25% or more of its total assets, at market value, in the securities of issuers in any particular industry, provided that this limitation shall exclude securities issued or guaranteed by the

Statement of Additional Information –            , 2010

U.S. Government or any of its agencies or instrumentalities (which, for Seligman TargETFunds, may include mortgage related securities).

E8 –	The fund will not invest more than 25% of the market value of its total assets in securities of issuers in any one industry, provided that the fund reserves the right to concentrate investments in money market instruments issued by the U.S. Government or its agencies or instrumentalities or banks or bank holding companies.

E9 –	The fund will not invest 25% or more of its total assets, at market value, in the securities of issuers in any particular industry, except that the fund will invest at least 25% of the value of its total assets in securities of companies principally engaged in the communications, information and related industries and provided that this limitation shall exclude securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.

For purposes of applying the limitation set forth in the concentration policy, above, the funds will generally use the industry classifications provided by the Global Industry Classification System.

F.	Invest less than 80%

F1 –	The fund will not under normal market conditions, invest less than 80% of its net assets in municipal obligations that are generally exempt from federal income tax as well as respective state and local income tax.

F2 –	The fund will not under normal market conditions, invest less than 80% of its net assets in bonds and other debt securities issued by or on behalf of state or local governmental units whose interest, in the opinion of counsel for the issuer, is exempt from federal income tax.

G.	Act as an underwriter

G1 –	The fund will not act as an underwriter (sell securities for others). However, under the securities laws, the fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

G2 –	The fund will not underwrite the securities of other issuers, except insofar as the fund may be deemed an underwriter under the Securities Act of 1933 (the 1933 Act) in disposing of a portfolio security or in connection with investments in other investment companies.

G3 –	The fund will not underwrite the securities of other issuers; make “short” sales of securities, or purchase securities on “margin”; write or purchase put or call options.

H.	Lending

H1 –	The fund will not lend securities or participate in an interfund lending program if the total of all such loans would exceed 33 1/3% of the fund’s total assets except this fundamental investment policy shall not prohibit the fund from purchasing money market securities, loans, loan participation or other debt securities, or from entering into repurchase agreements. For funds-of-funds – equity, under current Board policy, the fund has no current intention to borrow to a material extent.

H2 –	The fund will not make loans, except as permitted by the 1940 Act or any rule thereunder, any SEC or SEC staff interpretations thereof or any exemptions therefrom which may be granted by the SEC.

H3 –	The fund will not make loans, except loans of portfolio securities and except to the extent that the purchase of notes, bonds or other evidences of indebtedness, the entry into repurchase agreements or deposits with banks, may be considered loans.

I.	Borrowing

I1 –	The fund will not borrow money, except for temporary purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) immediately after the borrowings. For funds-of-funds – equity, under current Board policy, the fund has no current intention to borrow to a material extent.

J.	Issue senior securities

J1 –	The fund will not issue senior securities, except as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

J2 –	The fund will not issue senior securities or borrow money, except as permitted by the 1940 Act or any rule thereunder, any SEC or SEC staff interpretations thereof or any exemptions therefrom which may be granted by the SEC.

J3 –	The fund will not issue senior securities or borrow money, except from banks for temporary purposes in an amount not exceeding 5% of the value of its total assets.

Statement of Additional Information –            , 2010

K.	Buy on margin/sell short

K1 –	The fund will not buy on margin or sell short or deal in options to buy or sell securities.

K2 –	The fund will not purchase securities on margin except as permitted by the 1940 Act or any rule thereunder, any SEC or SEC staff interpretations thereof or any exemptions therefrom which may be granted by the SEC.

In addition to the policies described above and any fundamental policy described in the prospectus:

For Columbia Money Market, the fund will not:

•	Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bonds or debentures, state bonds, municipal bonds, or industrial revenue bonds.

For Columbia Government Money Market, the fund will not:

•	Mortgage or pledge any of its assets, except to the extent, up to a maximum of 5% of its total assets, necessary to secure permissible borrowings.

•	Buy securities of any company which, with their predecessors, have been in operation less than three continuous years, provided however, that securities guaranteed by a company that (including predecessors) has been in operation at least three continuous years shall be excluded.

•	Invest in securities with contractual or other restrictions on resale, except in connection with repurchase agreements.

•	Deal with its directors and officers, or firms they are associated with, in the purchase or sale of securities except as broker, or purchase or hold the securities of any issuer, if to its knowledge, directors or officers of the fund or of the fund’s investment manager individually owning beneficially more than 0.5% of the securities of that other company own in the aggregate more than 5% of such securities.

•	Invest in the securities of companies for purposes of exercising control or management of such companies or in securities issued by other investment companies, except in connection with a merger, consolidation, acquisition or reorganization or for the purpose of hedging the fund’s obligations under its deferred compensation plan for directors.

For Columbia Seligman Communications and Information, Columbia Frontier, Columbia Seligman Global Technology, Columbia Select Large-Cap Value and Columbia Select Smaller-Cap Value, the fund will not:

•	Purchase or hold the securities of any issuer, if to its knowledge, directors or officers of the fund and, only in the case of Columbia Seligman Global Technology, the directors and officers of the fund’s investment manager, individually owning beneficially more than 0.5% of the outstanding securities of that issuer own in the aggregate more than 5% of such securities.

•	Enter into repurchase agreements of more than one week’s duration if more than 10% of the fund’s net assets would be so invested.

NONFUNDAMENTAL POLICIES

Nonfundamental policies are policies that can be changed by the Board without shareholder approval. The following nonfundamental policies are in addition to those described in the prospectus.

For funds other than money market funds:

•	No more than 15% of the fund’s net assets will be held in securities and other instruments that are illiquid.

For money market funds:

•	No more than 5% of the fund’s net assets will be held in securities and other instruments that are illiquid.

Additionally, regarding limiting investments in foreign securities:

For Columbia 120/20 Contrarian Equity, Columbia Diversified Bond, Columbia Diversified Equity Income, Columbia Dividend Opportunity, Columbia Equity Value, Columbia Floating Rate, Columbia High Yield Bond, Columbia Income Opportunities, Columbia Inflation Protected Securities, Columbia Large Core Quantitative, Columbia Large Growth Quantitative, Columbia Large Value Quantitative, Columbia Mid Cap Growth Opportunity, Columbia Mid Cap Value Opportunity, Columbia Multi-Advisor Small Cap Value, Columbia Recovery and Infrastructure, Seligman Capital, Columbia Select Large-Cap Value, Columbia Select Smaller-Cap Value, Columbia Seligman Communications and Information, Columbia Frontier and Columbia Limited Duration Credit:

•	Up to 25% of the fund’s net assets may be invested in foreign investments.

Statement of Additional Information –            , 2010

For Columbia U.S. Government Mortgage:

•	Up to 20% of the fund’s net assets may be invested in foreign investments.

For Columbia Strategic Allocation:

•	The fund may invest its total assets, up to 50%, in foreign investments.

Statement of Additional Information –            , 2010

Investment Strategies and Types of Investments

This table shows many of the various investment strategies and investments the funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager or subadviser (individually and collectively, the “investment manager”) may make on behalf of a fund. For a description of principal risks for an individual fund, please see the applicable prospectus for that fund. Notwithstanding a fund’s ability to utilize these strategies and investments, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager’s sole discretion.

Fund-of-funds invest in a combination of underlying funds, although they may invest directly in stocks, bonds and other securities. These underlying funds have their own investment strategies and types of investments they are allowed to engage in and purchase. Fund-of-funds currently only invest in underlying funds, which may invest directly in securities and engage in investment strategies, indicated in the table below.

Investment strategies and types of investments: A black circle indicates that the investment strategy or type of investment generally is authorized for a category of funds. Exceptions are noted in the footnotes to the table. See Table 1 for fund categories.

Table 3. Investment Strategies and Types of Investments

			Funds-of-Funds –	Taxable	Taxable	Tax-Exempt	State
			Equity and	Fixed	Money	Fixed	Tax-Exempt
Investment strategy	Balanced	Equity	Fixed Income	Income	Market	Income	Fixed Income

Agency and government securities	o	o	o	o	o	o	o

Borrowing	o	o	o	o	o	o	o

Cash/money market instruments	o	o	o	o	o	o	o

Collateralized bond obligations	o	o A	o	o	—	o	o

Commercial paper	o	o	o	o	o	o	o

Common stock	o	o	o	o B	—	—	—

Convertible securities	o	o	o	o C	—	o	o

Corporate bonds	o	o	o	o	D	o	o

Debt obligations	o	o	o	o	o	o	o

Depositary receipts	o	o	o	o	—	—	—

Derivative instruments (including options and futures)	o	o	o	o	—	o	o

Exchange-traded funds	o	o	o	o	—	o	o

Floating rate loans	o	—	o	o	—	—	—

Foreign currency transactions	o	o	o	o	—	o	—

Foreign securities	o	o	o	o	o	o	o

Funding agreements	o	o	o	o	o	o	o

High yield debt securities (junk bonds)	o	o	o	o	—	o	o

Illiquid and restricted securities	o	o	o	o	o	o	o

Indexed securities	o	o	o	o	—	o	o

Inflation protected securities	o	o	o	o	—	o	o

Initial Public Offerings (IPOs)	o	o	o	o	o	o	o

Inverse floaters	o	—	o	o	—	o	o

Investment companies	o	o	o	o	o	o	o

Lending of portfolio securities	o	o	o	o	o	o	o

Loan participations	o	o	o	o	—	o	o

Mortgage- and asset-backed securities	o	o	o	o	o	o	o

Mortgage dollar rolls	o		o	o	—	o	o

Statement of Additional Information –            , 2010

			Funds-of-Funds –	Taxable	Taxable	Tax-Exempt	State
			Equity and	Fixed	Money	Fixed	Tax-Exempt
Investment strategy	Balanced	Equity	Fixed Income	Income	Market	Income	Fixed Income

Municipal obligations	o	o	o	o	o	o	o

Pay-in-kind securities	o	o	o	o	—	o	o

Preferred stock	o	o	o	o E	—	o E	—

Real estate investment trusts	o	o	o	o	—	o	o

Repurchase agreements	o	o	o	o	o	o	o

Reverse repurchase agreements	o	o	o	o	o	o	o

Short sales	F	F	o	F	—	F	F

Sovereign debt	o	o	o	o	o	o	o

Structured investments	o	o	o	o	—	o	o

Swap agreements	o	o	o	o	—	o	o

Variable- or floating-rate securities	o	o	o	o	o	o	o

Warrants	o	o	o	o	—	o	—

When-issued securities and forward commitments	o	o	o	o	—	o	o

Zero-coupon and step-coupon securities	o	o	o	o	o	o	o

A.	The following funds are not authorized to invest in collateralized bond obligations: Columbia Multi-Advisor International Value and Columbia Multi-Advisor Small Cap Value.

B.	The following funds is not authorized to invest in common stock: Columbia U.S. Government Mortgage.

C.	The following funds is not authorized to invest in convertible securities: Columbia U.S. Government Mortgage.

D.	While the fund is prohibited from investing in corporate bonds, it may invest in securities classified as corporate bonds if they meet the requirements of Rule 2a-7 of the 1940 Act.

E.	The following funds are not authorized to invest in preferred stock: Columbia AMT-Free Tax-Exempt Bond, Columbia U.S. Government Mortgage.

F.	The funds are not prohibited from engaging in short sales, however, each fund will seek Board approval prior to utilizing short sales as an active part of its investment strategy.

Statement of Additional Information –            , 2010

Information Regarding Risks and Investment Strategies

RISKS

The following is a summary of risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). A mutual fund’s risk profile is largely defined by the fund’s primary portfolio holdings and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with a fund at any time (for a description of principal risks and investment strategies for an individual fund, please see that fund’s prospectus):

Active Management Risk. For a fund that is actively managed, its performance will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the fund’s investment objectives. Due to its active management, a fund could underperform other mutual funds with similar investment objectives and strategies.

Affiliated Fund Risk. For funds-of-funds, the risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the investment manager is a fiduciary to the funds and is legally obligated to act in their best interests when selecting underlying funds.

Allocation Risk. For funds-of-funds, the risk that the investment manager’s evaluations regarding asset classes or underlying funds may be incorrect. There is no guarantee that the underlying funds will achieve their investment objectives. There is also a risk that the selected underlying funds’ performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the asset class.

Asian Pacific Region Risk. Many of the countries in the Asian Pacific Region are developing both politically and economically, and may have relatively unstable governments and economies based on a limited number of commodities or industries. Securities markets in the Asian Pacific Region are smaller and have a lower trading volume than those in the United States, which may result in the securities of some companies in the Asian Pacific Region being less liquid than similar U.S. or other foreign securities. Some currencies in the Asian Pacific Region are more volatile than the U.S. dollar, and some countries in the Asian Pacific Region have restricted the flow of money in and out of the country. As a result, many of the risks detailed above under “Risks of Foreign Investing” may be more pronounced due to concentration of the Fund’s investments in the Asian Pacific Region.

Borrowing Risk. To the extent the fund borrows money for investment purposes, which is commonly referred to as “leveraging,” the fund’s exposure to fluctuations in the prices of its assets will be increased as compared to the fund’s exposure if the fund did not borrow. The fund’s borrowing activities will exaggerate any increase or decrease in the net asset value of the fund. In addition, the interest which the fund pays on borrowed money, together with any additional costs of maintaining a borrowing facility, are additional costs borne by the fund and could reduce or eliminate any net investment profits. Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of the fund compared with what it would have been without borrowing. When the fund borrows money it must comply with certain asset coverage requirements, which at times may require the fund to dispose of some of its holdings, even though it may be disadvantageous to do so at the time.

Common Stock Risk. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the fund. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the fund has exposure. Common stock prices fluctuate for several reasons, including changes to investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting an issuer occurs. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

Concentration Risk. Investments that are concentrated in a particular issuer, geographic region, or sector will make the fund’s portfolio value more susceptible to the events or conditions impacting the issuer, geographic region, or sector. Because of the fund’s concentration, the fund’s overall value may decline to a greater degree than if the fund held a less concentrated portfolio.

Statement of Additional Information –            , 2010

Confidential Information Access Risk. For funds investing in floating rate loans, the investment manager normally will seek to avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans being considered for acquisition by the fund, or held in the fund. In many instances, issuers of floating rate loans offer to furnish Confidential Information to prospective purchasers or holders of the issuer’s floating rate loans to help potential investors assess the value of the loan. The investment manager’s decision not to receive Confidential Information from these issuers may disadvantage the fund as compared to other floating rate loan investors, and may adversely affect the price the fund pays for the loans it purchases, or the price at which the fund sells the loans. Further, in situations when holders of floating rate loans are asked, for example, to grant consents, waivers or amendments, the investment manager’s ability to assess the desirability of such consents, waivers or amendments may be compromised. For these and other reasons, it is possible that the investment manager’s decision under normal circumstances not to receive Confidential Information could adversely affect the fund’s performance.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument entered into by the fund or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The fund may obtain only limited recovery or may obtain no recovery in such circumstances. The fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.

Credit Risk. Credit risk is the risk that one or more fixed income securities in the fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security experiences a decline in its financial status and is unable or unwilling to honor its obligations, including the payment of interest or the repayment of principal. Adverse conditions in the credit markets can adversely affect the broader global economy, including the credit quality of issuers of fixed income securities in which the fund may invest. Changes by nationally recognized statistical rating organizations in its rating of securities and in the ability of an issuer to make scheduled payments may also affect the value of the fund’s investments. To the extent the fund invests in below-investment grade securities, it will be exposed to a greater amount of credit risk than a fund which invests solely in investment grade securities. The prices of lower grade securities are more sensitive to negative developments, such as a decline in the issuer’s revenues or a general economic downturn, than are the prices of higher grade securities. Fixed income securities of below investment grade quality are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal when due and therefore involve a greater risk of default. If the fund purchases unrated securities, or if the rating of a security is reduced after purchase, the fund will depend on the investment manager’s analysis of credit risk more heavily than usual.

Derivatives Risk. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within a fund. Derivative instruments in which the fund invests will typically increase the fund’s exposure to its principal risks (as described in the fund’s prospectus) to which it is otherwise exposed, and may expose the fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk, and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within a fund.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments, which are not traded on an exchange, including, but not limited to, forward contracts, swaps, and over-the-counter options may have liquidity risk.

Statement of Additional Information –            , 2010

Certain derivatives have the potential for unlimited losses regardless of the size of the initial investment.

Exchange-Traded Fund (ETF) Risk. An ETF’s share price may not track its specified market index and may trade below its net asset value. ETFs generally use a “passive” investment strategy and will not attempt to take defensive positions in volatile or declining markets. An active secondary market in an ETF’s shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF’s shares will continue to be listed on an active exchange. In addition, shareholders bear both their proportionate share of the fund’s expenses and similar expenses incurred through ownership of the ETF.

The funds generally expect to purchase shares of ETFs through broker-dealers in transactions on a securities exchange, and in such cases the funds will pay customary brokerage commissions for each purchase and sale. Shares of an ETF may also be acquired by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit, with the ETF’s custodian, in exchange for which the ETF will issue a quantity of new shares sometimes referred to as a “creation unit”. Similarly, shares of an ETF purchased on an exchange may be accumulated until they represent a creation unit, and the creation unit may redeemed in kind for a portfolio of the underlying securities (based on the ETF’s net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. The funds may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities (and any required cash) to purchase creation units. The funds’ ability to redeem creation units may be limited by the 1940 Act, which provides that ETFs will not be obligated to redeem shares held by the funds in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

There is a risk that ETFs in which a fund invests may terminate due to extraordinary events. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, ETFs may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the ETFs may also terminate. In addition, an ETF may terminate if its net assets fall below a certain amount.

Focused Portfolio Risk. The fund expects to invest in a limited number of companies. Accordingly, the fund may have more volatility and is considered to have more risk than a fund that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the fund’s net asset value. To the extent the Fund invests its assets in fewer securities, the fund is subject to greater risk of loss if any of those securities declines in price.

Foreign Currency Risk. The Fund’s exposure to foreign currencies subjects the Fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the U.S. or abroad. As a result, the Fund’s exposure to foreign currencies may reduce the returns of the Fund. Trading of foreign currencies also includes the risk of clearing and settling trades which, if prices are volatile, may be difficult.

Foreign/Emerging Markets Risk. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following risks:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight and regulation of business and industry practices of stock exchanges, brokers and listed companies than in the U.S. (including lack of uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies). In addition, with certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures). It may be more difficult for an investor’s agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in

Statement of Additional Information –            , 2010

foreign courts. The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union (EU) presents unique risks. The most important is the exposure to the economic, political and social development of the member countries in the EU.

Currency risk results from the constantly changing exchange rates between local currency and the U.S. dollar. Whenever the fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Geographic Concentration Risk. The fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which the fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the fund may be more volatile than a more geographically diversified fund.

For state-specific funds. Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, each fund will be particularly affected by political and economic changes, adverse conditions to an industry significant to the area and other developments in the state in which it invests. This vulnerability to factors affecting the state’s tax-exempt investments will be significantly greater than that of a more geographically diversified fund, which may result in greater losses and volatility. See Appendix B for details. The value of municipal securities owned by a fund also may be adversely affected by future changes in federal or state income tax laws.

In addition, because of the relatively small number of issuers of tax-exempt securities and because the state-specific funds may concentrate in a segment of the tax-exempt debt market, such as revenue bonds for health care facilities, housing or airports, the fund may invest a higher percentage of its assets in a single issuer and, therefore, be more exposed to the risk of loss by investing in a few issuers than a fund that invests more broadly. At times, the fund and other accounts managed by the investment manager may own all or most of the debt of a particular issuer. These investments may cause the value of a fund’s shares to change more than the values of other funds’ shares that invest in more diversified investments. This concentration of ownership may make it more difficult to sell, or to determine the fair value of, these investments. The yields on the securities in which the fund invests generally are dependent on a variety of factors, including the financial condition of the issuer or other obligor, the revenue source from which the debt service is payable, general economic and monetary conditions, conditions in the relevant market, the size of a particular issue, the maturity of the obligation, and the rating of the issue. Because many tax-exempt bonds may be revenue or general obligations of local governments or authorities, ratings on tax-exempt bonds may be different from the ratings given to the general obligation bonds of a particular state.

More information about state specific risks may be available from official state resources.

Highly Leveraged Transactions Risk. Certain corporate loans and corporate debt securities involve refinancings, recapitalizations, mergers and acquisitions, and other financings for general corporate purposes. These investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as “debtor-in-possession” financings), provided that such senior obligations are determined by the fund’s investment manager upon its credit analysis to be a suitable investment by the fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management’s taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

Impairment of Collateral Risk. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.

Statement of Additional Information –            , 2010

Indexing Risk. For funds that are managed to an index, the fund’s performance will rise and fall, subject to any tracking error, as the performance of the index rises and falls.

Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal cannot seek to grow with inflation unless the investor reinvests the portion of fund distributions that comes from inflation adjustments.

Infrastructure-Related Companies Risk. Investments in infrastructure-related securities have greater exposure to adverse economic, regulatory, political, legal, and other changes affecting the issuers of such securities. Infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or operations including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption and/or legal challenges due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, especially in foreign markets, resulting in delays and cost overruns.

Initial Public Offering (IPO) Risk. IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. To the extent a fund determines to invest in IPOs it may not be able to invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available. The investment performance of a fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the fund is able to do so. In addition, as a fund increases in size, the impact of IPOs on the fund’s performance will generally decrease. IPOs sold within 12 months of purchase will result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

Interest Rate Risk. The securities in the portfolio are subject to the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices generally fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations, which in turn would increase prepayment risk.

Issuer Risk. An issuer, or the value of its securities, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Leverage Risk. Leverage occurs when the fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Due to the fact that short sales involve borrowing securities and then selling them, the fund’s short sales effectively leverage the fund’s assets. The use of leverage may make any change in the fund’s net asset value (“NAV”) even greater and thus result in increased volatility of returns. The fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the fund to use its other assets to increase the collateral. Leverage can also create an interest expense that may lower the fund’s overall returns. Lastly, there is no guarantee that a leveraging strategy will be successful.

Liquidity Risk. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

Master Limited Partnership Risk. Investments in securities (units) of master limited partnerships involve risks that differ from an investment in common stock. Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated

Statement of Additional Information –            , 2010

unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments.

Mortgage-Related and Other Asset-Backed Securities Risk. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if a fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

Municipal Securities Risk. The value of a municipal security may be affected by legislative or administrative actions as well as by the economics of the region where the issuer of the municipal security is located. For example, a significant restructuring of federal income tax rates could cause municipal security prices to fall. Lower income tax rates could reduce the advantage of owning municipal securities.

Non-Diversification Risk. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the fund’s performance, the fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

Portfolio Trading and Turnover Risks. Portfolio trading may be undertaken to accomplish the investment objectives of the funds in relation to actual and anticipated movements in interest rates, securities markets and for other reasons. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what the investment manager believes to be a temporary price disparity between the two securities. Temporary price disparities between two comparable securities may result from supply and demand imbalances where, for example, a temporary oversupply of certain securities may cause a temporarily low price for such security, as compared with other securities of like quality and characteristics. A fund may also engage in short-term trading consistent with its investment objectives. Securities may be sold in anticipation of a market decline or purchased in anticipation of a market rise and later sold, or to recognize a gain.

A change in the securities held by a fund is known as “portfolio turnover.” The use of certain derivative instruments with relatively short maturities may tend to exaggerate the portfolio turnover rate for a fund. High portfolio turnover may involve correspondingly greater expenses to the fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Trading in debt obligations does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. The use of futures contracts may involve the payment of commissions to futures commission merchants. The higher the rate of portfolio turnover of the fund, the higher the transaction costs borne by the fund generally will be. Transactions in the fund’s portfolio securities may result in realization of taxable capital gains (including short-term capital gains which are generally taxed to stockholders at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the fund’s performance.

Prepayment and Extension Risk. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the portfolio managers may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates because the Fund’s investments are locked in at a lower rate for a longer period of time.

Quantitative Model Risk. Securities selected using quantitative methods may perform differently from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors’ historical trends. The quantitative methodology employed by the investment manager has been extensively tested using historical securities market data, but has only recently begun to be used to manage the funds. There can be no assurance that the methodology will enable the fund to achieve its objective.

Real Estate Industry Risk. Certain underlying funds concentrate their investments in securities of companies operating in the real estate industry, making the fund is more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. These risks can include fluctuations in the value of the underlying properties, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including REITs.

REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks

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similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

Reinvestment Risk. The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

Retirement Goal Risk. For Retirement Plus Funds, the investor may have different needs than the quantitative model anticipates.

Sector Risk. Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

Short Selling Risk. The fund may make short sales, which involves selling a security the fund does not own in anticipation that the security’s price will decline. The fund must borrow those securities to make delivery to the buyer. The fund may not always be able to borrow a security it wants to sell short. The fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the fund’s long positions will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the fund. Short sales expose the fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the fund. The fund may also be required to close out a short position at a time when it might not otherwise choose, for example, if the lender of the security calls it back, which may have the effect of reducing or eliminating potential gain, or cause the fund to realize a loss. Short positions introduce more risk to the fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Additionally, the fund’s use of short sales in effect “leverages” the fund, as the fund intends to use the cash proceeds from short sales to invest in additional long positions. This leverage effect potentially exposes the fund to greater risks due to unanticipated market movements, which may magnify losses and increase the volatility of returns. See Leverage Risk and Market Risk.

Small and Mid-Sized Company Risk. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

Tax Risk. As a regulated investment company, a fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code of 1986, as amended. The fund currently intends to take positions in forward currency contracts with notional value up to the fund’s total net assets. Although foreign currency gains currently constitute “qualifying income” the Treasury Department has the authority to issue regulations excluding from the definition of “qualifying incomes” a fund’s foreign currency gains not “directly related” to its “principal business” of investing in stocks or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the fund’s foreign currency-denominated positions as not “qualifying income” and there is a remote possibility that such regulations might be applied retroactively, in which case, the fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the fund’s Board of Directors may authorize a significant change in investment strategy or fund liquidation.

Technology and Technology-Related Investment Risks. The market prices of technology and technology-related stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments. These stocks may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. These stocks also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect technology and technology-related companies. In such an environment, those companies with high market valuations may appear less attractive to investors, which may cause sharp decreases in the companies’ market prices. Further, those technology or technology-related companies seeking to finance their expansion would have increased borrowing costs, which may negatively impact their earnings. As a result, these factors may negatively affect the performance of the fund. Finally, the fund may be susceptible to factors affecting the technology and technology-related industries. Technology and technology-related companies are often smaller and less experienced companies and may be subject to greater risks than larger companies, such as limited product lines, markets and financial and managerial resources. These risks may be heightened for technology companies in foreign markets.

Tracking Error Risk. For funds that are managed to an index, the fund may not track the index perfectly because differences between the index and the fund’s portfolio can cause differences in performance. The investment manager

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purchases securities and other instruments in an attempt to replicate the performance of the index. However, the tools that the investment manager uses to replicate the index are not perfect and the fund’s performance is affected by factors such as the size of the fund’s portfolio, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the fund and changes in the index.

In addition, the returns from a specific type of security (for example, mid-cap stocks) may trail returns from other asset classes or the overall market. Each type of security will go through cycles of doing better or worse than stocks or bonds in general. These periods may last for several years.

Underlying Fund Selection Risk. For funds-of-funds, the risk that the selected underlying funds’ performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the investment category.

INVESTMENT STRATEGIES

The following information supplements the discussion of each fund’s investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes strategies that many mutual funds use and types of securities that they purchase. Please refer to the table titled Investment Strategies and Types of Investments to see which are applicable to various categories of funds.

Agency and Government Securities
The U.S. government, its agencies and instrumentalities, and government-sponsored enterprises issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities, including mortgage pass through certificates of the Government National Mortgage Association (GNMA), are guaranteed by the U.S. government.

Other U.S. government securities are issued or guaranteed by federal agencies or instrumentalities or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments. Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation* (FHLMC), Federal National Mortgage Association* (FNMA), Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include: Inflation Risk, Interest Rate Risk, Prepayment and Extension Risk, and Reinvestment Risk.

*	On Sept. 7, 2008, the Federal Housing Finance Agency (FHFA), an agency of the U.S. government, placed the FHLMC and FNMA into conservatorship, a statutory process with the objective of returning the entities to normal business operations. FHFA will act as the conservator to operate the enterprises until they are stabilized.

Borrowing
If the fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. Under the 1940 Act, the fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the fund’s holdings may be disadvantageous from an investment standpoint. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the fund’s NAV, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk.

Cash/Money Market Instruments
Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers’ acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. A fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may

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use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject a fund to certain costs and expenses. See Appendix A for a discussion of securities ratings.

Bankers’ acceptances are marketable short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed “accepted” when a bank guarantees their payment at maturity.

Bank certificates of deposit are certificates issued against funds deposited in a bank (including eligible foreign branches of U.S. banks), are for a definite period of time, earn a specified rate of return and are normally negotiable.

A fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource, Seligman and Threadneedle funds and other institutional clients of Columbia Management.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk and Inflation Risk.

Collateralized Bond Obligations
Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of bonds, which may include junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into “tiers.” Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments — money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, may earn certain of the tiers investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield Debt Securities (Junk Bonds).)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Credit Risk, Interest Rate Risk and Prepayment and Extension Risk.

Commercial Paper
Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk and Liquidity Risk.

Common Stock
Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Market Risk, and Small and Mid-Sized Company Risk.

Convertible Securities
Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since

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they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, and Reinvestment Risk.

Corporate Bonds
Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government or its agencies or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield Debt Securities (Junk Bonds).) Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as “debentures.” See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

Debt Obligations
Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a fixed, variable or floating rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or “call” a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield Debt Securities (Junk Bonds).)

Generally, debt obligations that are investment grade are those that have been rated in one of the top four credit quality categories by two out of the three independent rating agencies. In the event that a debt obligation has been rated by only two agencies, the most conservative, or lower, rating must be in one of the top four credit quality categories in order for the security to be considered investment grade. If only one agency has rated the debt obligation, that rating must be in one of the top four credit quality categories for the security to be considered investment grade. See Appendix A for a discussion of securities ratings.

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by a fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a

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result of changes in a rating agency or its rating system, a fund will attempt to use comparable ratings as standards for selecting investments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

Depositary Receipts
Some foreign securities are traded in the form of American Depositary Receipts (ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, and Market Risk.

Derivative Instruments
Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or “derive” from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic “building blocks” of derivatives. For example, forward- based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as “futures contracts.” Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security if the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security.

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Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If a fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, Chicago Board Options Exchange, or NASDAQ will be valued at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer (holding the “long” position) and a seller (holding the “short” position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract’s value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indexes (such as the S&P 500 Index), foreign currencies and other financial instruments and indexes.

A fund may engage in futures and related options transactions to produce incremental earnings, to hedge existing positions, and to increase flexibility. The fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a “commodity pool operator.” The fund, therefore, is not subject to registration or regulation as a commodity pool operator, meaning that the fund may invest in futures contracts without registering with the CFTC.

Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor’s obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

Options on Indexes. Options on indexes are securities traded on national securities exchanges. An option on an index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level. Options may also be traded with respect to other types of indexes, such as options on indexes of commodities futures.

Currency Options. Options on currencies are contracts that give the buyer the right, but not the obligation, to buy (call options) or sell (put options) a specified amount of a currency at a predetermined price (strike price) on or before the option matures (expiry date). Conversely, the seller has the obligation to buy or sell a currency option upon exercise of the option by the purchaser. Currency options are traded either on a national securities exchange or over-the-counter.

Tax and Accounting Treatment. As permitted under federal income tax laws and to the extent a fund is allowed to invest in futures contracts, a fund would intend to identify futures contracts as part of a mixed straddle and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If a fund is using short futures contracts for

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hedging purposes, the fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities. Any losses incurred on securities that are part of a straddle may be deferred to the extent there is unrealized appreciation on the offsetting position until the offsetting position is sold. Federal income tax treatment of gains or losses from transactions in options, options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, a fund would either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The Internal Revenue Service (IRS) has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (a fund’s agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

Other Risks of Derivatives. The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager’s ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party’s obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Derivatives Risk and Liquidity Risk.

Exchange-Traded Funds
Exchange-traded funds (ETFs) represent shares of ownership in funds, unit investment trusts or depositary receipts. ETFs hold portfolios of securities that are designed to replicate, as closely as possible before expenses, the price and yield of a specified market index. The performance results of ETFs will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by ETFs. ETF shares are sold and redeemed at net asset value only in large blocks called creation units and redemption units, respectively. The funds’ ability to redeem

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redemption units may be limited by the 1940 Act, which provides that ETFs will not be obligated to redeem shares held by the funds in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days. There is a risk that Underlying ETFs in which a fund invests may terminate due to extraordinary events. ETF shares also may be purchased and sold in secondary market trading on national securities exchanges, which allows investors to purchase and sell ETF shares at their market price throughout the day.

Although one or more of the other risks described in this SAI may apply, investments in ETFs involve the same risks associated with a direct investment in the types of securities included in the indices the ETFs are designed to replicate, including Market Risk. ETFs generally use a “passive” investment strategy and will not attempt to take defensive positions in volatile or declining markets. Shares of an ETF may trade at a market price that is less than their net asset value and an active trading market in such shares may not develop or continue and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, ETFs may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the ETFs may also terminate. In addition, an ETF may terminate if its net assets fall below a certain amount. Although the funds believe that, in the event of the termination of an ETF, they will be able to invest instead in shares of an alternate ETF tracking the same market index or another index covering the same general market, there can be no assurance that shares of an alternate ETF would be available for investment at that time. There can be no assurance an ETF’s shares will continue to be listed on an active exchange. Finally, there can be no assurance that the portfolio of securities purchased by an ETF to replicate a particular index will replicate such index.

Generally, under the 1940 Act, a fund may not acquire shares of another investment company (including ETFs) if, immediately after such acquisition, (i) such fund would hold more than 3% of the other investment company’s total outstanding shares, (ii) if such fund’s investment in securities of the other investment company would be more than 5% of the value of the total assets of the Fund, or (iii) if more than 10% of such fund’s total assets would be invested in investment companies. The SEC has granted orders for exemptive relief to certain ETFs that permit investments in those ETFs by other investment companies (such as the Seligman TargETFunds) in excess of these limits. The Seligman TargETFunds’ ability to invest in ETFs will be severely constrained unless ETFs have received such an order from the SEC, and the ETF and the Seligman TargETFunds take appropriate steps to comply with the relevant terms and conditions of such orders.

The Seligman TargETFunds will invest in an ETF only if the SEC has issued an exemptive order to the ETF which permits investment companies, including the Seligman TargETFunds, to invest in ETFs beyond the limitations in the 1940 Act, subject to certain terms and conditions, including that such investment companies enter into an agreement with the ETF before investing in them in excess of the 3% limitation in the 1940 Act. To the extent other ETFs obtain similar exemptive relief from the SEC, the Seligman TargETFunds may seek to qualify to invest in such other ETFs in excess of the 1940 Act limitations. Each Seligman TargETFund may invest greater than 25% of its assets in any one ETF, although no Seligman TargETFund intends to invest greater than 40% of its assets in any one ETF.

To the extent the 1940 Act limitations apply to an ETF, such limitations may prevent Seligman TargETFund from allocating its investments in the manner that the investment manager considers optimal, or cause the investment manager to select a similar index or sector-based mutual fund or other investment company (each, an “Other Investment Company”), or a basket of stocks (a group of securities related by index or sector that are pre-selected by, and made available through, certain brokers) (“Stock Baskets”) providing similar exposure as an alternative. The Seligman TargETFunds may also invest in Other Investment Companies or Stock Baskets when the investment manager believes they represent more attractive opportunities than similar ETFs held in the portfolio.

ETFs, because they invest in other securities (e.g., common stocks of small-, mid- and large capitalization companies (U.S. and foreign, including, for example, real estate investment trusts and emerging markets securities) and fixed income securities), are subject to the risks of investment associated with these and other types of investments, as described in this SAI.

Floating Rate Loans
Most floating rate loans are acquired directly from the agent bank or from another holder of the loan by assignment. Most such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are typically made by a syndicate of banks and institutional investors, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of

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the loan, and retains the corresponding interest in the loan. Floating rate loans may include delayed draw term loans and prefunded or synthetic letters of credit.

A fund’s ability to receive payments of principal and interest and other amounts in connection with loans held by it will depend primarily on the financial condition of the borrower. The failure by the fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the fund and would likely reduce the value of its assets, which would be reflected in a reduction in the fund’s net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or purchasing an assignment in a loan. In selecting the loans in which the fund will invest, however, the investment manager will not rely on that credit analysis of the agent bank, but will perform its own investment analysis of the borrowers. The investment manager’s analysis may include consideration of the borrower’s financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. The majority of loans the fund will invest in will be rated by one or more of the nationally recognized rating agencies. Investments in loans may be of any quality, including “distressed” loans, and will be subject to the fund’s credit quality policy.

Loans may be structured in different forms, including assignments and participations. In an assignment, a fund purchases an assignment of a portion of a lender’s interest in a loan. In this case, the fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank’s rights in the loan.

The borrower of a loan may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that a fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan.

Corporate loans in which a fund may purchase a loan assignment are made generally to finance internal growth, mergers, acquisitions, recapitalizations, stock repurchases, leveraged buy-outs, dividend payments to sponsors and other corporate activities. The highly leveraged capital structure of certain borrowers may make such loans especially vulnerable to adverse changes in economic or market conditions. The fund may hold investments in loans for a very short period of time when opportunities to resell the investments that the investment manager believes are attractive arise.

Certain of the loans acquired by a fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan assignment. To the extent that the fund is committed to make additional loans under such an assignment, it will at all times designate cash or securities in an amount sufficient to meet such commitments.

Notwithstanding its intention in certain situations to not receive material, non-public information with respect to its management of investments in floating rate loans, the investment manager may from time to time come into possession of material, non-public information about the issuers of loans that may be held in a fund’s portfolio. Possession of such information may in some instances occur despite the investment manager’s efforts to avoid such possession, but in other instances the investment manager may choose to receive such information (for example, in connection with participation in a creditors’ committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, the investment manager’s ability to trade in these loans for the account of the fund could potentially be limited by its possession of such information. Such limitations on the investment manager’s ability to trade could have an adverse effect on the fund by, for example, preventing the fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

In some instances, other accounts managed by the investment manager may hold other securities issued by borrowers whose floating rate loans may be held in a fund’s portfolio. These other securities may include, for example, debt securities that are subordinate to the floating rate loans held in the fund’s portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer’s floating rate loans. In such cases, the investment manager may owe conflicting fiduciary duties to the fund and other client accounts. The investment manager will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if the investment manager’s client accounts collectively held only a single category of the issuer’s securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with floating rate loans include: Credit Risk and Prepayment and Extension Risk.

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Foreign Currency Transactions
Investments in foreign securities usually involve currencies of foreign countries. In addition, a fund may hold cash and cash equivalent investments in foreign currencies. As a result, the value of a fund’s assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, a fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing a fund’s NAV (Net Asset Value) to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. A fund may conduct its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts). (See also Derivative Instruments.) These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, a fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

A fund may enter into forward contracts for a variety of reasons, but primarily it will enter into such contracts for risk management (hedging) or for investment purposes.

A fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When a fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment, usually in U.S. dollars, although it could desire to lock in the price of the security in another currency. By entering into a forward contract, a fund would be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

A fund may enter into forward contracts when management of the fund believes the currency of a particular foreign country may decline in value relative to another currency. When selling currencies forward in this fashion, a fund may seek to hedge the value of foreign securities it holds against an adverse move in exchange rates. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. Unless specifically permitted, a fund would not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate it to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency.

This method of protecting the value of the fund’s securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

A fund may also enter into forward contracts when its management believes the currency of a particular country will increase in value relative to another currency. A fund may buy currencies forward to gain exposure to a currency without incurring the additional costs of purchasing securities denominated in that currency.

Absolute Return Currency and Income Fund is designed to invest in a combination of forward currency contracts and U.S. dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. For example, the combination of U.S. dollar-denominated instruments with long forward currency exchange contracts creates a position economically equivalent to a position in the foreign currency, in anticipation of an increase in the value of the foreign currency against the U.S. dollar. Conversely, the combination of U.S. dollar-denominated instruments with short forward currency exchange contracts is economically equivalent to borrowing the foreign currency for delivery at a specified date in the future, in anticipation of a decrease in the value of the foreign currency against the U.S. dollar. This strategy may also be employed by other funds. Unanticipated changes in the currency exchange results could result in poorer performance for funds that enter into these types of transactions.

A fund may designate cash or securities in an amount equal to the value of the fund’s total assets committed to consummating forward contracts entered into under the circumstance set forth above. If the value of the securities declines,

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additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the fund’s commitments on such contracts.

At maturity of a forward contract, a fund may either deliver (if a contract to sell) or take delivery of (if a contract to buy) the foreign currency or terminate its contractual obligation by entering into an offsetting contract with the same currency trader, the same maturity date, and covering the same amount of foreign currency.

If a fund engages in an offsetting transaction, it would incur a gain or loss to the extent there has been movement in forward contract prices. If a fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to buy or sell the foreign currency.

Although a fund values its assets each business day in terms of U.S. dollars, it may not intend to convert its foreign currencies into U.S. dollars on a daily basis. It would do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should a fund desire to resell that currency to the dealer.

For Absolute Return Currency and Income Fund, it is possible, under certain circumstances, including entering into forward currency contracts for investment purposes, that the fund may have to limit or restructure its forward contract currency transactions to qualify as a “regulated investment company” under the Internal Revenue Code.

Options on Foreign Currencies. A fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes and to gain exposure to foreign currencies. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, a fund may buy put options on the foreign currency. If the value of the currency does decline, a fund would have the right to sell the currency for a fixed amount in dollars and would offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

Conversely, where a change in the dollar value of a currency would increase the cost of securities a fund plans to buy, or where a fund would benefit from increased exposure to the currency, a fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.

As in the case of other types of options, however, the benefit to a fund derived from purchases of foreign currency options would be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

A fund may write options on foreign currencies for the same types of purposes. For example, when a fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option would most likely not be exercised and the diminution in value of securities would be fully or partially offset by the amount of the premium received.

Similarly, instead of purchasing a call option when a foreign currency is expected to appreciate, a fund could write a put option on the relevant currency. If rates move in the manner projected, the put option would expire unexercised and allow the fund to hedge increased cost up to the amount of the premium.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if a fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections

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afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. A fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. A fund may use currency futures for the same purposes as currency forward contracts, subject to CFTC limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the fund’s investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a fund against price decline if the issuer’s creditworthiness deteriorates. Because the value of a fund’s investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of a fund’s investments denominated in that currency over time.

A fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The fund would not enter into an option or futures position that exposes the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. (See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Derivatives Risk, Interest Rate Risk, and Liquidity Risk.

Foreign Securities
Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities.

Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable

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to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor’s agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union (EU) presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after Jan. 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the admission of other countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk and Issuer Risk.

Funding Agreements
A fund may invest in funding agreements issued by domestic insurance companies. Funding agreements are short-term, privately placed, debt obligations of insurance companies that offer a fixed- or floating-rate of interest. These investments are not readily marketable and therefore are considered to be illiquid securities. (See also Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with funding agreements include: Credit Risk and Liquidity Risk.

High-Yield Debt Securities (Junk Bonds)
High yield (high-risk) debt securities are sometimes referred to as junk bonds. They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

All fixed rate interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer’s ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer’s inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than a default by issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading

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market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield debt securities include: Credit Risk, Interest Rate Risk, and Prepayment and Extension Risk.

Illiquid and Restricted Securities
Illiquid securities are securities that are not readily marketable. These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments. To the extent a fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for the securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for a fund to sell the investment promptly and at an acceptable price.

In determining the liquidity of all securities and derivatives, such as Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities the investment manager, under guidelines established by the Board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include: Liquidity Risk.

Indexed Securities
The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk and Market Risk.

Inflation Protected Securities
Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor’s assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation-protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index for Urban Consumers (CPI) and interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the CPI rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation-protected securities, even during a period of deflation. However, the current market value of the inflation-protected securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Other issuers of inflation-protected debt securities include other U.S. government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

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Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inflation-protected securities include: Interest Rate Risk and Market Risk.

Initial Public Offerings (IPOs)
Companies issuing IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Funds that invest in IPOs can be affected by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information. Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies.

Although one or more risks described in this SAI may apply, the largest risks associated with IPOs include: Small and Mid-Sized Company Risk and Initial Public Offering (IPO) Risk.

Inverse Floaters
Inverse floaters or inverse floating rate securities are a type of derivative long-term fixed income obligation with a floating or variable interest rate that moves in the opposite direction of short-term interest rates. As short-term interest rates go down, the holders of the inverse floaters receive more income and, as short-term interest rates go up, the holders of the inverse floaters receive less income. As with all long-term fixed income securities, the price of the inverse floater moves inversely with long-term interest rates; as long-term interest rates go down, the price of the inverse floater moves up and, when long-term interest rates go up, the price of the inverse floater moves down. While inverse floater securities tend to provide more income than similar term and credit quality fixed-rate bonds, they also exhibit greater volatility in price movement (both up and down).

In the municipal market an inverse floater is typically created when the owner of a municipal fixed rate bond transfers that bond to a trust in exchange for cash and a residual interest in the trust’s assets and cash flows (inverse floater certificates). The trust funds the purchase of the bond by issuing two classes of certificates: short-term floating rate notes (typically sold to third parties) and the inverse floaters (also known as residual certificates). No additional income beyond that provided by the trust’s underlying bond is created; rather, that income is merely divided-up between the two classes of certificates. The holder of the inverse floating rate securities typically has the right to (1) cause the holders of the short-term floating rate notes to tender their notes at par ($100) and (2) to return the inverse floaters and withdraw the underlying bonds, thereby collapsing the trust. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with transactions in inverse floaters include: Interest Rate Risk, Credit Risk, Liquidity Risk and Market Risk.

Investment Companies
Investing in securities issued by registered and unregistered investment companies may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Market Risk.

Lending of Portfolio Securities
To generate additional income, a fund may lend up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. JPMorgan Chase Bank, N.A. serves as lending agent (the Lending Agent) to the funds pursuant to a securities lending agreement (the Securities Lending Agreement) approved by the Board.

Under the Securities Lending Agreement, the Lending Agent loans securities to approved borrowers pursuant to borrower agreements in exchange for collateral equal to at least 100% of the market value of the loaned securities. Collateral may consist of cash, securities issued by the U.S. government or its agencies or instrumentalities (collectively, “U.S. government securities”) or such other collateral as may be approved by the Board. For loans secured by cash, the fund retains the interest

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earned on cash collateral investments, but is required to pay the borrower a rebate for the use of the cash collateral. For loans secured by U.S. government securities, the borrower pays a borrower fee to the Lending Agent on behalf of the fund. If the market value of the loaned securities goes up, the Lending Agent will request additional collateral from the borrower. If the market value of the loaned securities goes down, the borrower may request that some collateral be returned. During the existence of the loan, the lender will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts.

Loans are subject to termination by a fund or a borrower at any time. A fund may choose to terminate a loan in order to vote in a proxy solicitation if the fund has knowledge of a material event to be voted on that would affect the fund’s investment in the loaned security.

Securities lending involves counterparty risk, including the risk that a borrower may not provide additional collateral when required or return the loaned securities in a timely manner. Counterparty risk also includes a potential loss of rights in the collateral if the borrower or the Lending Agent defaults or fails financially. This risk is increased if a fund’s loans are concentrated with a single or limited number of borrowers. There are no limits on the number of borrowers a fund may use and a fund may lend securities to only one or a small group of borrowers. Funds participating in securities lending also bear the risk of loss in connection with investments of cash collateral received from the borrowers. Cash collateral is invested in accordance with investment guidelines contained in the Securities Lending Agreement and approved by the Board. To the extent that the value or return of a fund’s investments of the cash collateral declines below the amount owed to a borrower, a fund may incur losses that exceed the amount it earned on lending the security. The Lending Agent will indemnify a fund from losses resulting from a borrower’s failure to return a loaned security when due, but such indemnification does not extend to losses associated with declines in the value of cash collateral investments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include: Credit Risk.

Loan Participations
Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk.

Mortgage- and Asset-Backed Securities
Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. Commercial mortgage-backed securities (CMBS) are a specific type of mortgage-backed security collateralized by a pool of mortgages on commercial real estate.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often

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referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity. The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset- backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage and asset-backed securities include: Credit Risk, Interest Rate Risk, Liquidity Risk, and Prepayment and Extension Risk.

Mortgage Dollar Rolls
Mortgage dollar rolls are investments in which an investor sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. While an investor foregoes principal and interest paid on the mortgage-backed securities during the roll period, the investor is compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk and Interest Rate Risk.

Municipal Obligations
Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia, Guam and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either “general obligations” or “revenue obligations.”

General obligation bonds are secured by the issuer’s pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

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Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality’s underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Inflation Risk, Interest Rate Risk, and Market Risk.

Preferred Stock
Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk and Market Risk.

Real Estate Investment Trusts
Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the tax law. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests.

REITs often do not provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for a fund investing in REITs to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. In the alternative, amended Forms 1099-DIV may be sent.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Interest Rate Risk, Issuer Risk and Market Risk.

Repurchase Agreements
Repurchase agreements may be entered into with certain banks or non-bank dealers. In a repurchase agreement, the purchaser buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the purchaser’s ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk.

Reverse Repurchase Agreements
In a reverse repurchase agreement, an investor sells a security and enters into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk and Interest Rate Risk.

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Short Sales
In short-selling transactions, a fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a fund must borrow the security to make delivery to the buyer. A fund is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by a fund, which may result in a loss or gain, respectively. Unlike taking a long position in a security by purchasing the security, where potential losses are limited to the purchase price, short sales have no cap on maximum losses, and gains are limited to the price of the security at the time of the short sale.

Short sales of forward commitments and derivatives do not involve borrowing a security. These types of short sales may include futures, options, contracts for differences, forward contracts on financial instruments and options such as contracts, credit-linked instruments, and swap contracts.

A fund may not always be able to borrow a security it wants to sell short. A fund also may be unable to close out an established short position at an acceptable price and may have to sell long positions at disadvantageous times to cover its short positions. The value of your investment in a fund will fluctuate in response to the movements in the market. Fund performance also will depend on the effectiveness of the investment manager’s research and the management team’s investment decisions.

Short sales also involve other costs. A fund must repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. To borrow the security, a fund may be required to pay a premium. A fund also will incur truncation costs in effecting short sales. The amount of any ultimate gain for a fund resulting from a short sale will be decreased and the amount of any ultimate loss will be increased, by the amount of premiums, interest or expenses a fund may be required to pay in connection with the short sale. Until a fund closes the short position, it will earmark and reserve fund assets, in cash or liquid securities to offset a portion of the leverage risk. Realized gains from short sales are typically treated as short-term gains/losses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Market Risk and Short Sales Risk.

Sovereign Debt
A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk and Foreign/Emerging Markets Risk.

Structured Investments
A structured investment is a security whose return is tied to an underlying index or to some other security or pool of assets. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are created and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments, such as commercial bank loans, and the issuance by that entity of one or more classes of debt obligations (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities, and interest rate provisions. The extent of the payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Structured securities are often offered in different classes. As a result a given class of a structured security may be either

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subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and at any given time there may be no active trading market for a particular structured security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured investments include: Credit Risk and Liquidity Risk.

Swap Agreements
Swap agreements are typically individually negotiated agreements that obligate two parties to exchange payments based on a reference to a specified asset, reference rate or index. Swap agreements will tend to shift a party’s investment exposure from one type of investment to another. A swap agreement can increase or decrease the volatility of a fund’s investments and its net asset value.

Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. Swap agreements entail the risk that a party will default on its payment obligations. A fund will enter into a swap agreement only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the investment manager. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one Nationally Recognized Statistical Rating Organization (NRSRO) at the time of entering into the transaction. If there is a default by the other party to such a transaction, a fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, a fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.

Swap agreements are usually entered into without an upfront payment because the value of each party’s position is the same. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty or the other.

Interest Rate Swaps. Interest rate swap agreements are often used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. They are financial instruments that involve the exchange of one type of interest rate cash flow for another type of interest rate cash flow on specified dates in the future. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined specified (notional) amount. The swap agreement notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, treasury rates and other foreign interest rates.

Cross Currency Swaps. Cross currency swaps are similar to interest rate swaps, except that they involve multiple currencies. A fund may enter into a currency swap when it has exposure to one currency and desires exposure to a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. In addition to paying and receiving amounts at the beginning and termination of the agreements, both sides will also have to pay in full periodically based upon the currency they have borrowed. Change in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

Total Return Swaps. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. For example, CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of commercial mortgage-backed securities. In a typical total return equity swap, payments made by the fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

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Swaption Transaction. A swaption is an option on a swap agreement and a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms, in return for payment of the purchase price (the “premium”) of the option. The fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The writer of the contract receives the premium and bears the risk of unfavorable changes in the market value on the underlying swap agreement.

Swaptions can be bundled and sold as a package. These are commonly called interest rate caps, floors and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

Credit Default Swaps. Credit default swaps are contracts in which third party credit risk is transferred from one party to another party by one party, the protection buyer, making payments to the other party, the protection seller, in return for the ability of the protection buyer to deliver a reference obligation, or portfolio of reference obligations, to the protection seller upon the occurrence of certain credit events relating to the issuer of the reference obligation and receive the notional amount of the reference obligation from the protection seller. A fund may use credit default swaps for various purposes including to increase or decrease its credit exposure to various issuers. For example, as a seller in a transaction, a fund could use credit default swaps as a way of increasing investment exposure to a particular issuer’s bonds in lieu of purchasing such bonds directly. Similarly, as a buyer in a transaction, a fund may use credit default swaps to hedge its exposure on bonds that it owns or in lieu of selling such bonds. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the fund. The fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the fund generally receives an up front payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. If the fund is a buyer and no credit event occurs, the fund recovers nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value.

Credit default swap agreements can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. A fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the fund). In connection with credit default swaps in which a fund is the buyer, the fund will segregate or “earmark” cash or other liquid assets, or enter into certain offsetting positions, with a value at least equal to the fund’s exposure (any accrued but unpaid net amounts owed by the fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a fund is the seller, the fund will segregate or “earmark” cash or other liquid assets, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the fund). Such segregation or “earmarking” will ensure that the fund has assets available to satisfy its obligations with respect to the transaction. Such segregation or “earmarking” will not limit the fund’s exposure to loss.

The use of swap agreements by a fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

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Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Credit Risk, Liquidity Risk and Market Risk.

Variable- or Floating-Rate Securities
Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. Variable-rate demand notes include master demand notes that are obligations that permit the investor to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the investor as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days’ notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the lender’s right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include: Credit Risk.

Warrants
Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Market Risk.

When-Issued Securities and Forward Commitments
When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, a fund may lose the opportunity to obtain a price and yield considered to be advantageous.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Credit Risk.

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities
These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero- coupon, step-coupon, and pay-in-kind securities include: Credit Risk and Interest Rate Risk.

A fund cannot issue senior securities but this does not prohibit certain investment activities for which assets of the fund are set aside, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those

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activities include borrowing money, delayed-delivery and when-issued securities transactions, and contracts to buy or sell options, derivatives, and hedging instruments.

Securities Transactions

Except as otherwise noted, the description of policies and procedures in this section also applies to any fund subadviser. Subject to policies set by the Board, as well as the terms of the investment management services agreements, and subadviser agreements, as applicable, the investment manager or subadviser is authorized to determine, consistent with a fund’s investment objective and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, the investment manager has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the Board.

Each fund, the investment manager, any subadviser and Columbia Management Investment Distributors, Inc. (principal underwriter and distributor of the funds) (formerly RiverSource Fund Distributors, Inc.) has a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the fund.

A fund’s securities may be traded on an agency basis with brokers or dealers or on a principal basis with dealers. In an agency trade, the broker-dealer generally is paid a commission. In a principal trade, the investment manager will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. The investment manager may pay the dealer a commission or instead, the dealer’s profit, if any, is the difference, or spread, between the dealer’s purchase and sale price for the security.

Broker-Dealer Selection
In selecting broker-dealers to execute transactions, the investment manager and each subadviser will consider from among such factors as the ability to minimize trading costs, trading expertise, infrastructure, ability to provide information or services, financial condition, confidentiality, competitiveness of commission rates, evaluations of execution quality, promptness of execution, past history, ability to prospect for and find liquidity, difficulty of trade, security’s trading characteristics, size of order, liquidity of market, block trading capabilities, quality of settlement, specialized expertise, overall responsiveness, willingness to commit capital and research services provided.

The Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the funds as a factor in the selection of broker-dealers through which to execute securities transactions.

On a periodic basis, the investment manager makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions, including review by an independent third-party evaluator. The review evaluates execution, operational efficiency, and research services.

Commission Dollars
Broker-dealers typically provide a bundle of services including research and execution of transactions. The research provided can be either proprietary (created and provided by the broker-dealer) or third party (created by a third party but provided by the broker-dealer). Consistent with the interests of the fund, the investment manager and each subadviser may use broker-dealers who provide both types of research products and services in exchange for commissions, known as “soft dollars,” generated by transactions in fund accounts.

The receipt of research and brokerage products and services is used by the investment manager, and by each subadviser, to the extent it engages in such transactions, to supplement its own research and analysis activities, by receiving the views and information of individuals and research staffs of other securities firms, and by gaining access to specialized expertise on individual companies, industries, areas of the economy and market factors. Research and brokerage products and services may include reports on the economy, industries, sectors and individual companies or issuers; statistical information; accounting and tax law interpretations; political analyses; reports on legal developments affecting portfolio securities; information on technical market actions; credit analyses; on-line quotation systems; risk measurement; analyses of corporate responsibility issues; on-line news services; and financial and market database services. Research services may be used by the investment manager in providing advice to multiple accounts, including the funds (or by any subadviser to any other client of the subadviser) even though it is not possible to relate the benefits to any particular account or fund.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The Board has adopted a policy authorizing the investment manager to do so, to the extent authorized by law, if the investment manager or subadviser determines, in good faith, that such commission is reasonable in relation to the value of the brokerage

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or research services provided by a broker or dealer, viewed either in the light of that transaction or the investment manager’s or subadviser’s overall responsibilities with respect to a fund and the other funds or accounts for which it acts as investment manager (or by any subadviser to any other client of that subadviser).

As a result of these arrangements, some portfolio transactions may not be effected at the lowest commission, but overall execution may be better. The investment manager and each subadviser have represented that under its procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services and research products and services provided.

The investment manager or a subadviser may use step-out transactions. A “step-out” is an arrangement in which the investment manager or subadviser executes a trade through one broker-dealer but instructs that broker-dealer to step-out all or a part of the trade to another broker-dealer. The second broker-dealer will clear and settle, and receive commissions for, the stepped-out portion. The investment manager or subadviser may receive research products and services in connection with step-out transactions.

Use of fund commissions may create potential conflicts of interest between the investment manager or subadviser and a fund. However, the investment manager and each subadviser has policies and procedures in place intended to mitigate these conflicts and ensure that the use of fund commissions falls within the “safe harbor” of Section 28(e) of the Securities Exchange Act of 1934. Some products and services may be used for both investment decision-making and non-investment decision-making purposes (“mixed use” items). The investment manager and each subadviser, to the extent it has mixed use items, has procedures in place to assure that fund commissions pay only for the investment decision-making portion of a mixed-use item.

Affiliate Transactions
Subject to applicable legal and regulatory requirements, the fund may enter into transactions in which Ameriprise Financial and/or its affiliates, or companies that are deemed to be affiliates of the fund (e.g., due to, among other factors, their or their affiliates’ ownership or control of shares of the fund) may have an interest that potentially conflicts with the interests of the fund. For example, an affiliate of Ameriprise Financial may sell securities to the fund from an offering in which it is an underwriter or from securities that it owns as a dealer, subject to applicable legal and regulatory requirements. Applicable legal and regulatory requirements also may prevent the fund from engaging in transactions with an affiliate of the fund, which may include Ameriprise Financial and its affiliates, or from participating in an investment opportunity in which an affiliate of the fund participates.

Trade Aggregation and Allocation
Generally, orders are processed and executed in the order received. When a fund buys or sells the same security as another portfolio, fund, or account, the investment manager or subadviser carries out the purchase or sale pursuant to policies and procedures designed in such a way believed to be fair to the fund. Purchase and sale orders may be combined or aggregated for more than one account if it is believed it would be consistent with best execution. Aggregation may reduce commission costs or market impact on a per-share and per-dollar basis, although aggregation may have the opposite effect. There may be times when not enough securities are received to fill an aggregated order, including in an initial public offering, involving multiple accounts. In that event, the investment manager and each subadviser has policies and procedures designed in such a way believed to result in a fair allocation among accounts, including the fund.

From time to time, different portfolio managers with the investment manager may make differing investment decisions related to the same security. However, with certain exceptions for funds managed using strictly quantitative methods, a portfolio manager or portfolio management team may not sell a security short if the security is owned in another portfolio managed by that portfolio manager or portfolio management team. On occasion, a fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

Certain Investment Limitations
From time to time, the investment manager or subadviser for a fund and their respective affiliates (“adviser group”) will be trading in the same securities or be deemed to beneficially hold the same securities. Due to regulatory and other restrictions or limits in various countries or industry- or issuer-specific restrictions or limitations (e.g., poison pills) that restrict the amount of securities or other investments of an issuer that may be held on an aggregate basis by an adviser group, a fund may be limited or prevented from acquiring securities of an issuer that the fund’s adviser may otherwise prefer to purchase. For example, many countries limit the amount of outstanding shares that may be held in a local bank by an adviser group. In these circumstances, a fund may be limited or prevented from purchasing additional shares of a bank if the purchase would put the adviser group over the regulatory limit when the adviser group’s holdings are combined together or with the holdings of the funds’ affiliates, even if the purchases alone on behalf of a specific fund would not be in excess of such limit. Additionally, regulatory and other applicable limits are complex and vary significantly, including, among others, from

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country to country, industry to industry and issuer to issuer. However, given the complexity of these limits, a fund’s adviser may inadvertently breach these limits, and a fund may be required to sell securities of an issuer in order to be in compliance with such limits even if the fund’s adviser may otherwise prefer to continue to hold such securities. At certain times, the funds may be restricted in their investment activities because of relationships an affiliate of the fund’s, which may include Ameriprise Financial and its affiliates, may have with the issuers of securities.

The investment manager has portfolio management teams in its multiple geographic locations that may share research information regarding leveraged loans. The investment manager operates separate and independent trading desks in these locations for the purpose of purchasing and selling leveraged loans. As a result, the investment manager does not aggregate orders in leveraged loans across portfolio management teams. For example, funds and other client accounts being managed by these portfolio management teams may purchase and sell the same leveraged loan in the secondary market on the same day at different times and at different prices. There is also the potential for a particular account or group of accounts, including a fund, to forego an opportunity or to receive a different allocation (either larger or smaller) than might otherwise be obtained if the investment manager were to aggregate trades in leveraged loans across the portfolio management teams. Although the investment manager does not aggregate orders in leveraged loans across its portfolio management teams in the multiple geographic locations, it operates in this structure subject to its duty to seek best execution.

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Brokerage Commissions Paid to Brokers Affiliated with the Investment Manager

Affiliates of the investment manager may engage in brokerage and other securities transactions on behalf of a fund according to procedures adopted by the Board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the Board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. The investment manager will use an affiliate only if (i) the investment manager determines that the fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the fund and (ii) the affiliate charges the fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

Valuing Fund Shares

For Funds other than Money Market Funds. A fund’s securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

•	Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

•	Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

•	Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

•	Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

•	Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

•	Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars utilizing spot exchange rates at the close of regular trading on the Exchange.

•	Occasionally, events affecting the value of securities occur between the time the primary market on which the securities are traded closes and the close of the Exchange. If events materially affect the value of securities, the securities will be valued at their fair value according to procedures decided upon in good faith by the Board. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price.

•	Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Typically, short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

•	Securities without a readily available market price and securities for which the price quotations or valuations received from other sources are deemed unreliable or not reflective of market value are valued at fair value as determined in good faith by the Board. The Board is responsible for selecting methods it believes provide fair value.

•	When possible, bonds are valued at an evaluated bid by a pricing service independent from the funds. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

The assets of funds-of-funds consist primarily of shares of the underlying funds, which are valued at their NAVs. Other securities held by funds-of-funds are valued as described above.

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For Money Market Funds. In accordance with Rule 2a-7 of the 1940 Act, all of the securities in the fund’s portfolio are valued at amortized cost. The amortized cost method of valuation is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. Amortized cost does not take into consideration unrealized capital gains or losses.

The Board has established procedures designed to stabilize the fund’s price per share for purposes of sales and redemptions at $1, to the extent that it is reasonably possible to do so. These procedures include review of the fund’s securities by the Board, at intervals deemed appropriate by it, to determine whether the fund’s net asset value per share computed by using available market quotations deviates from a share value of $1 as computed using the amortized cost method. The Board must consider any deviation that appears and, if it exceeds 0.5%, it must determine what action, if any, needs to be taken. If the Board determines a deviation exists that may result in a material dilution of the holdings of current shareholders or investors, or in any other unfair consequences for shareholders, it must undertake remedial action that it deems necessary and appropriate. Such action may include withholding dividends, calculating net asset value per share for purposes of sales and redemptions using available market quotations, making redemptions in kind, and selling securities before maturity in order to realize capital gains or losses or to shorten average portfolio maturity.

While the amortized cost method provides certainty and consistency in portfolio valuation, it may result in valuations of securities that are either somewhat higher or lower than the prices at which the securities could be sold. This means that during times of declining interest rates the yield on the fund’s shares may be higher than if valuations of securities were made based on actual market prices and estimates of market prices. Accordingly, if using the amortized cost method were to result in a lower portfolio value, a prospective investor in the fund would be able to obtain a somewhat higher yield than the investor would get if portfolio valuations were based on actual market values. Existing shareholders, on the other hand, would receive a somewhat lower yield than they would otherwise receive. The opposite would happen during a period of rising interest rates.

Portfolio Holdings Disclosure

Each fund’s Board and the investment manager believe that the investment ideas of the investment manager and any subadviser with respect to portfolio management of a fund should benefit the fund and its shareholders, and do not want to afford speculators an opportunity to profit by anticipating fund trading strategies or by using fund portfolio holdings information for stock picking. However, each fund’s Board also believes that knowledge of the fund’s portfolio holdings can assist shareholders in monitoring their investments, making asset allocation decisions, and evaluating portfolio management techniques.

Each fund’s Board has therefore adopted policies and procedures relating to disclosure of the fund’s portfolio securities. These policies and procedures are intended to protect the confidentiality of fund portfolio holdings information and generally prohibit the release of such information until such information is made public, unless such persons have been authorized to receive such information on a selective basis, as described below. It is the policy of the fund not to provide or permit others to provide portfolio holdings on a selective basis, and the investment manager does not intend to selectively disclose portfolio holdings or expect that such holdings information will be selectively disclosed, except where necessary for the fund’s operation or where there are legitimate business purposes for doing so and, in any case, where conditions are met that are designed to protect the interests of the fund and its shareholders.

Although the investment manager seeks to limit the selective disclosure of portfolio holdings information and such selective disclosure is monitored under the fund’s compliance program for conformity with the policies and procedures, there can be no assurance that these policies will protect the fund from the potential misuse of holdings information by individuals or firms in possession of that information. Under no circumstances may the investment manager, its affiliates or any employee thereof receive any consideration or compensation for disclosing such holdings information.

Public Disclosures
The funds’ portfolio holdings are currently disclosed to the public through filings with the SEC and postings on the funds’ website. The information is available on the funds’ website as described below.

•	For Equity and Balanced funds, a complete list of fund portfolio holdings as of month-end are posted on the website on a monthly basis approximately, but no earlier than, 15 calendar days after each month-end. The four most recent consecutive monthly disclosures remain posted for each fund. Such portfolio holdings information posted on the website includes the name of each portfolio security, number of shares held by the fund, value of the security and the security’s percentage of the market value of the fund’s portfolio as of month-end.

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•	For Fixed Income funds, a complete list of fund portfolio holdings as of calendar quarter-end are posted on the website on a quarterly basis approximately, but no earlier than, 30 calendar days after such quarter-end, and remain posted at least until the date on which the fund files its Form N-CSR or Form N-Q with the SEC for the subsequent fiscal period. Fixed income fund portfolio holdings information posted on the website shall include the name of each portfolio security, maturity/rate, par value and the security’s percentage of the market value of the fund’s portfolio as of calendar quarter-end.

•	For Money Market funds, a complete list of fund portfolio holdings as of month-end are posted on the website on a monthly basis, approximately five business days after such month-end. Commencing with the month-end holdings as of September 2010 and thereafter, such month-end holdings will be continuously available on the website for at least six months, together with a link to an SEC webpage where a user of the website may obtain access to the fund’s most recent 12 months of publicly available filings on Form N-MFP. Additionally, as of September 2010 and thereafter, Money Market fund portfolio holdings information posted on the website will, at minimum, include with respect to each holding, the name of the issuer, the category of investment (e.g., Treasury debt, government agency debt, asset backed commercial paper, structured investment vehicle note), the CUSIP number (if any), the principal amount, the maturity date (as determined under Rule 2a-7 for purposes of calculating weighted average maturity), the final maturity date (if different from the maturity date previously described), coupon or yield and the amortized cost value. The Money Market funds will also disclose on the website the overall weighted average maturity and weighted average life maturity of a holding and any other information that may be required by the SEC.

Portfolio holdings of funds owned solely by affiliates of the investment manager may not be disclosed on the website. A complete schedule of each fund’s portfolio holdings is available semi-annually and annually in shareholder reports filed on Form N-CSR and, after the first and third fiscal quarters, in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC in accordance with federal securities laws and are generally available on the SEC’s website within sixty (60) days of the end of a fund’s fiscal quarter.

In addition, the investment manager makes publicly available information regarding certain fund’s largest five to fifteen holdings, as a percent of the market value of the funds’ portfolios as of a month-end. This holdings information is made publicly available through the website columbiamanagement.com, approximately fifteen (15) days following the month-end. The scope of the information that is made available on the funds’ websites pursuant to the funds’ policies may change from time to time without prior notice.

Other Disclosures
The funds’ policies and procedures provide that no disclosures of the funds’ portfolio holdings may be made prior to the portfolio holdings information being made public unless (i) the funds have a legitimate business purpose for making such disclosure, (ii) the funds or their authorized agents authorize such non-public disclosure of information, and (iii) the party receiving the non-public information enters into an appropriate confidentiality agreement or is otherwise subject to a confidentiality obligation.

In determining the existence of a legitimate business purpose for making portfolio disclosures, the following factors, among others, are considered: (i) any prior disclosure must be consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of the investment manager; (ii) any conflicts of interest between the interests of fund shareholders, on the one hand, and those of the investment manager, the funds’ distributor or any affiliated person of a fund, the investment manager or distributor on the other; and (iii) any prior disclosure to a third party, although subject to a confidentiality agreement, would not make conduct lawful that is otherwise unlawful.

In addition, the funds periodically disclose their portfolio information on a confidential basis to various service providers that require such information to assist the funds with their day-to-day business affairs. These service providers include each fund’s sub-advisor(s) (if any), affiliates of the investment manager, the funds’ custodian, sub-custodians, the funds’ independent registered public accounting firm, legal counsel, financial printers, proxy solicitor and proxy voting service provider, as well as ratings agencies that maintain ratings on certain funds. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the funds. The funds also may disclose portfolio holdings information to broker/dealers and certain other entities in connection with potential transactions and management of the funds, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

The fund also discloses holdings information as required by federal, state or international securities laws, and may disclose holdings information in response to requests by governmental authorities, or in connection with litigation or potential litigation, a restructuring of a holding, where such disclosure is necessary to participate or explore participation in a restructuring of the holding (e.g., as part of a bondholder group), or to the issuer of a holding, pursuant to a request of the issuer or any other party who is duly authorized by the issuer.

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Each fund’s Board has adopted policies to ensure that the fund’s holdings information is only disclosed in accordance with these policies. Before any selective disclosure of holdings information is permitted, the person seeking to disclose such holdings information must submit a written request to the Portfolio Holdings Committee (“PHC”). The PHC is comprised of members from the investment manager’s legal department, Compliance, and the funds’ President. The PHC has been authorized by each fund’s Board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of a fund and its shareholders, to consider any potential conflicts of interest between the fund, the investment manager, and its affiliates, and to safeguard against improper use of holdings information. Factors considered in this analysis are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure was authorized, including a duty not to trade on such information. Before portfolio holdings may be selectively disclosed, requests approved by the PHC must also be authorized by either the fund’s President, Chief Compliance Officer or General Counsel or their respective designees. On at least an annual basis, the PHC reviews the approved recipients of selective disclosure and may require a resubmission of the request, in order to re-authorize certain ongoing arrangements. These procedures are intended to be reasonably designed to protect the confidentiality of fund holdings information and to prohibit their release to individual investors, institutional investors, intermediaries that distribute the fund’s shares, and other parties, until such holdings information is made public or unless such persons have been authorized to receive such holdings information on a selective basis, as set forth above.

Although the investment manager has set up these procedures to monitor and control selective disclosure of holdings information, there can be no assurance that these procedures will protect a fund from the potential misuse of holdings information by individuals or firms in possession of that information.

The funds currently have ongoing arrangements with certain approved recipients with respect to the disclosure of portfolio holdings information prior to such information being made public. Portfolio holdings information disclosed to such recipients is current as of the time of its disclosure, is disclosed to each recipient solely for purposes consistent with the services described below and has been authorized in accordance with the policy. These special arrangements are described in the table below.

Ongoing Portfolio Holdings Disclosure Arrangements:
In addition to the daily information provided to the fund’s custodians, subcustodians, administrator and investment advisers, the following disclosure arrangements are in place:

Frequency of
Identity of recipient	Conditions/Restrictions on use of information	disclosure

Bitlathe	Website support for fund performance disclosure	Monthly
BlackRock, Inc.	For providing trading operations and portfolio management support.	Daily
Bloomberg, L.P.	For independent research of funds. Sent monthly, approximately 30 days after month end.	Monthly
Bowne & Co.	For printing of proxies and annual updates to prospectuses and SAIs.	As needed
Cenveo, Inc.	For printing of prospectuses, supplements, SAIs and shareholder reports.	As needed
Factset Research Systems	For provision of quantitative analytics, charting and fundamental data to the investment manager.	Daily
Investment Technology Group, Inc. (ITG, formerly known as Plexus Group)	For evaluation and assessment of trading activity, execution and practices by the investment manager.	Daily
InvestorTools, Inc.	Provide descriptive data for municipal securities	Daily
Morningstar, Inc.	For independent research and ranking of funds. Sent monthly, approximately 25 days after month end.	Monthly
RiskMetrics Group (formerly Institutional Shareholder Services)	Proxy voting administration and research on proxy matters.	Daily
Thomson Reuters Corp. (Lipper)	Information provided monthly with a 30 day lag to assure accuracy of Lipper Fact Sheets.	Monthly

Statement of Additional Information –            , 2010

Proxy Voting

GENERAL GUIDELINES, POLICIES AND PROCEDURES

The funds uphold a long tradition of supporting sound and principled corporate governance. For over 30 years, the Board, which consists of a majority of independent Board members, has determined policies and voted proxies. The funds’ investment manager and the funds’ administrator, Ameriprise Financial, provide support to the Board in connection with the proxy voting process.

GENERAL GUIDELINES

Corporate Governance Matters — The Board supports proxy proposals that it believes are tied to the interests of shareholders and votes against proxy proposals that appear to entrench management. For example:

•	The Board generally votes in favor of proposals for an independent chairman or, if the chairman is not independent, in favor of a lead independent director.

•	The Board supports annual election of all directors and proposals to eliminate classes of directors.

•	In a routine election of directors, the Board will generally vote with management’s recommendations because the Board believes that management and nominating committees of independent directors are in the best position to know what qualifications are required of directors to form an effective board. However, the Board will generally vote against a nominee who has been assigned to the audit, compensation, or nominating committee if the nominee is not independent of management based on established criteria. The Board will also withhold support for any director who fails to attend 75% of meetings or has other activities that appear to interfere with his or her ability to commit sufficient attention to the company and, in general, will vote against nominees who are determined to have been involved in options backdating.

•	The Board generally supports proposals requiring director nominees to receive a majority of affirmative votes cast in order to be elected to the board, and opposes cumulative voting based on the view that each director elected should represent the interests of all shareholders.

•	Votes in a contested election of directors are evaluated on a case-by-case basis. In general, the Board believes that incumbent management and nominating committees, with access to more and better information, are in the best position to make strategic business decisions. However, the Board will consider an opposing slate if it makes a compelling business case for leading the company in a new direction.

Shareholder Rights Plans — The Board generally supports shareholder rights plans based on a belief that such plans force uninvited bidders to negotiate with a company’s board. The Board believes these negotiations allow time for the company to maximize value for shareholders by forcing a higher premium from a bidder, attracting a better bid from a competing bidder or allowing the company to pursue its own strategy for enhancing shareholder value. The Board supports proposals to submit shareholder rights plans to shareholders and supports limiting the vote required for approval of such plans to a majority of the votes cast.

Auditors — The Board values the independence of auditors based on established criteria. The Board supports a reasonable review of matters that may raise concerns regarding an auditor’s service that may cause the Board to vote against a management recommendation, including, for example, auditor involvement in significant financial restatements, options backdating, material weaknesses in control, attempts to limit auditor liability or situations where independence has been compromised.

Stock Option Plans and Other Management Compensation Issues — The Board expects company management to give thoughtful consideration to providing competitive long-term employee incentives directly tied to the interest of shareholders. The Board votes against proxy proposals that it believes dilute shareholder value excessively.

The Board believes that equity compensation awards can be a useful tool, when not abused, for retaining employees and giving them incentives to engage in conduct that will improve the performance of the company. In this regard, the Board generally favors minimum holding periods of stock obtained by senior management pursuant to an option plan and will vote against compensation plans for executives that it deems excessive.

Social and Corporate Policy Issues — The Board believes proxy proposals should address the business interests of the corporation. Shareholder proposals sometime seek to have the company disclose or amend certain business practices based purely on social or environmental issues rather than compelling business arguments. In general, the Board recognizes our

Statement of Additional Information –            , 2010

fund shareholders are likely to have differing views of social and environmental issues and believes that these matters are primarily the responsibility of a company’s management and its board of directors.

POLICIES AND PROCEDURES

The policy of the Board is to vote all proxies of the companies in which a fund holds investments. Because of the volume and complexity of the proxy voting process, including inherent inefficiencies in the process that are outside the control of the Board or the Proxy Team (as defined below), not all proxies may be voted. The Board has implemented policies and procedures that have been reasonably designed to vote proxies and to ensure that there are no conflicts between interests of a fund’s shareholders and those of the funds’ principal underwriters, Columbia Management, or other affiliated persons. In exercising its proxy voting responsibilities, the Board may rely upon the research or recommendations of one or more third party service providers.

The administration of the proxy voting process is handled by the Columbia Management Proxy Administration Team (“Proxy Team”). In exercising its responsibilities, the Proxy Team may rely upon one or more third party service providers. The Proxy Team assists the Board in identifying situations where its guidelines do not clearly require a vote in a particular manner and assists in researching matters and making voting recommendations. Columbia Management may recommend that a proxy be voted in a manner contrary to the Board’s guidelines. In making recommendations to the Board about voting on a proposal, the investment manager relies on its own investment personnel (or the investment personnel of a fund’s subadviser(s)) and information obtained from an independent research firm. The investment manager makes the recommendation in writing. The process requires that Board members who are independent from the investment manager consider the recommendation and decide how to vote the proxy proposal or establish a protocol for voting the proposal.

On an annual basis, or more frequently as determined necessary, the Board reviews recommendations to revise the existing guidelines or add new guidelines. Recommendations are based on, among other things, industry trends and the frequency that similar proposals appear on company ballots.

The Board considers management’s recommendations as set out in the company’s proxy statement. In each instance in which a fund votes against management’s recommendation (except when withholding votes from a nominated director), the Board sends a letter to senior management of the company explaining the basis for its vote. This permits both the company’s management and the Board to have an opportunity to gain better insight into issues presented by the proxy proposal(s).

Voting in Countries Outside the United States (Non-U.S. Countries) — Voting proxies for companies not domiciled in the United States may involve greater effort and cost due to the variety of regulatory schemes and corporate practices. For example, certain non-U.S. countries require securities to be blocked prior to a vote, which means that the securities to be voted may not be traded within a specified number of days before the shareholder meeting. The Board typically will not vote securities in non-U.S. countries that require securities to be blocked as the need for liquidity of the securities in the funds will typically outweigh the benefit of voting. There may be additional costs associated with voting in non-U.S. countries such that the Board may determine that the cost of voting outweighs the potential benefit.

Securities on Loan — The Board will generally refrain from recalling securities on loan based upon its determination that the costs and lost revenue to the funds, combined with the administrative effects of recalling the securities, generally outweigh the benefit of voting the proxy. While neither the Board nor the funds’ administrator assesses the economic impact and benefits of voting loaned securities on a case-by-case basis, situations may arise where the Board requests that loaned securities be recalled in order to vote a proxy. In this regard, if a proxy relates to matters that may impact the nature of a company, such as a proposed merger or acquisition, and the funds’ ownership position is more significant, the Board has established a guideline to direct the funds’ administrator to use its best efforts to recall such securities based upon its determination that, in these situations, the benefits of voting such proxies generally outweigh the costs or lost revenue to the funds, or any potential adverse administrative effects to the funds, of not recalling such securities.

Investment in Affiliated Funds — Certain funds may invest in shares of other funds in the Fund Family (referred to in this context as “underlying funds”) and may own substantial portions of these underlying funds. The proxy policy of the funds is to ensure that direct public shareholders of underlying funds control the outcome of any shareholder vote. To help manage this potential conflict of interest, recognizing that the direct public shareholders of these underlying funds may represent only a minority interest, the policy of the funds is to vote proxies of the underlying funds in the same proportion as the vote of the direct public shareholders. If there are no direct public shareholders of an underlying fund, the policy is to cast votes in accordance with instructions from the independent members of the Board.

Statement of Additional Information –            , 2010

OBTAIN A PROXY VOTING RECORD

Each year the funds file their proxy voting records with the SEC and make them available by August 31 for the 12-month period ending June 30 of that year. The records can be obtained without charge through riversource.com/funds or searching the website of the SEC at www.sec.gov.

Investing in a Fund

The Columbia funds and Columbia Acorn funds and portfolios are collectively referred to as the Legacy Columbia funds (see Appendix D). The RiverSource funds (including the Seligman and Threadneedle branded funds) are collectively referred to as the Legacy RiverSource funds (see Appendix E).

SALES CHARGE

Investors should understand that the purpose and function of the initial sales charge and distribution fee for Class A shares is the same as the purpose and function of the contingent deferred sales charge (“CDSC”) and distribution fee for Class B and Class C shares. The sales charges and distribution fees applicable to each class pay for the distribution of shares of a fund.

Shares of a fund are sold at the class’ public offering price. For funds other than money market funds and, as noted below in Table 4, certain other funds, the public offering price for Class A shares is the NAV of one share adjusted for the sales charge applicable to the class. For money market funds and, as noted below in Table 4, certain other funds, the public offering price is the NAV. For all funds, for Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5, Class W and Class Z there is no initial sales charge so the public offering price is the same as the NAV.

Class A – Calculation of the Sales Charge
Sales charges are determined as shown in the following tables. The table is organized by investment category. You can find your fund’s investment category in Table 1.

Table 4. Class A Initial Sales Charge

	Sales charge(a) as a percentage of:
			Public offering	Net amount
Fund category	Total market value		price(b)	invested
	$0 – $49,999		5.75%	6.10%

	$50,000 – $99,999		4.50%	4.71%

	$100,000 – $249,999		3.50%	3.63%

Balanced, Equity, Fund-of-funds – equity	$250,000 – $499,999		2.50%	2.56%

	$500,000 – $999,999		2.00%	2.04%

	$1,000,000 or more	(c),(d)	0.00%	0.00%

	$0 – $49,999		4.75%	4.99%

	$50,000 – $99,999		4.25%	4.44%

Fund-of-funds – fixed income, State tax-exempt fixed income, Taxable fixed income, Tax-exempt fixed income	$100,000 – $249,999		3.50%	3.63%

	$250,000 – $499,999		2.50%	2.56%

	$500,000 – $999,999		2.00%	2.04%

	$1,000,000 or more	(c),(d)	0.00%	0.00%

For Columbia Absolute Return Currency and Income Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund and Columbia Limited Duration Credit Fund	$0 – $99,999		3.00%	3.09%

	$100,000 – $249,999		2.50%	2.56%

	$250,000 – $499,999		2.00%	2.04%

	$500,000 – $999,999		1.50%	1.52%

	$1,000,000 or more	(c),(d)	0.00%	0.00%

(a)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(b)	Purchase price includes the sales charge.

Statement of Additional Information –            , 2010

(c)	Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the distributor may pay a selling and/or servicing agent the following out of its own resources: 1.00% on purchases from $1 million up to but not including $3 million; 0.50% on purchases of $3 million up to but not including $50 million; and 0.25% on amounts of $50 million or more. The distributor may be reimbursed if a CDSC is deducted when the shares are redeemed.

(d)	For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the distributor the following sales commissions on purchases that are coded as commission eligible trades: 1.00% on all purchases up to but not including $3 million, including those in amounts of less than $1 million; up to 0.50% on all purchases of $3 million up to but not including $50 million; and up to 0.25% on all purchases of $50 million or more.

Class A — Statement or Letter of Intent (LOI)
If you intend to invest $50,000 or more over a period of time, you may be able to reduce the sales charge you pay on investments in Class A, Class E or Class T shares by completing a LOI form and committing to invest a certain amount. The LOI must be filed with and accepted in good order by the distributor of the funds. You will have up to 13 months from the date of your LOI to fulfill your commitment. Existing Rights of Accumulation (ROA) can be included for purposes of meeting your commitment under the LOI. For example, a shareholder currently has $60,000 ROA in the funds. Shareholder completes an LOI to invest $100,000 in the funds (ROA eligible accounts). Shareholder only needs to invest an additional $40,000 in the funds’ Class A shares over the next 13 months in order to fulfill the LOI commitment, during which time the shareholder receives reduced front-end sales charge(s) on investments. Your investments during this 13-month period will be charged the sales charge that applies to the amount you have committed to invest under the LOI. A portion of your commitment will be invested in Class A, Class E or Class T shares, as the case may be, and placed in escrow. At the end of the 13-month period, the LOI will end and the shares will be released from escrow (less any amount necessary to pay sales charges to the extent the LOI commitment was not met, as described below). Once the LOI has ended or your investments entitle you to a lower sale charge than would otherwise be available to you under the LOI, future sales charges will be determined by Rights of Accumulation (ROA) as described in the prospectus. If you do not invest the commitment amount by the end of the 13-month period, the remaining unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. For purposes of making an LOI to purchase additional shares, you may aggregate your ownership of different classes of shares, except Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares. For example, if your LOI commits you to purchases Class A shares, the commitment amount does not include purchases in these classes of shares; does not include any new reinvested dividends and directed dividends earned in any funds during the 13-month period; and purchases of money market funds unless they are subsequently exchanged for shares of a non-money market fund (other than Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of such non-money market fund) within the 13-month period. A LOI is not an option (absolute right) to buy shares. If you purchase shares through different channels, for example, in a brokerage account or through a third party, you must inform your financial intermediary in writing about the LOI when placing any purchase orders during the period of the LOI. If you do not complete and file the LOI form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge.

Class A Shares
Class A shares may be sold at net asset value to certain persons since such sales require less sales effort and lower sales-related expenses as compared with sales to the general public. If you are eligible to purchase Class A shares without a sales charge, you should inform your financial advisor, selling and/or servicing agent or the fund’s transfer agent of such eligibility and be prepared to provide proof thereof. For Class A shares purchased without a sales charge where a commission was separately paid by the distributor to a selling and/or servicing agent effecting the purchase, a CDSC may be charged if you sell your shares within, except as provided below, 18 months after purchase, charged as follows: a 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. A CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

Initial Sales Charge — Waivers of the sales charge for Class A shares.  Sales charges do not apply to:

•	shareholders whose original purchase was in a Strategist fund merged into a RiverSource fund in 2000.

•	participants of “eligible employee benefit plans” including 403(b) plans for which Ameriprise Financial Services, Inc. (Ameriprise Financial Services) serves as broker-dealer, and the school district or group received a written proposal from Ameriprise Financial Services between November 1, 2007 and Dec. 31, 2008 (each a Qualifying 403(b) Plan). In order for participants in one of these 403(b) plans to receive this waiver, at least one participant account of the 403(b) plan must have been funded at Ameriprise Financial Services prior to Dec. 31, 2009. This waiver may be discontinued for any Qualifying 403(b) Plan, in the sole discretion of the distributor, after Dec. 31, 2009.

•	to separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11) of the 1940 Act.

Statement of Additional Information –            , 2010

•	plans that (i) own Class B shares of any Seligman fund and (ii) participate in Seligman Growth 401(k) through Ascensus’s (formerly BISYS) third party administration platform may, with new contributions, purchase Class A shares at net asset value. Class A shares purchased at net asset value on or prior to Sept. 3, 2010 are subject to a CDSC on shares purchased within 18 months prior to plan termination, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

•	to participants in retirement and deferred compensation plans and trusts used to fund those plans, including but not limited to, those defined in Sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue Code and “rabbi trusts” for which Charles Schwab & Co., Inc. acts as broker dealer.

•	to participants in plans established at the transfer agent (Seligman funds only) prior to January 7, 2008, the plan had $500,000 or 50 participants when the shares were initially purchased.

•	to participants in retirement and benefit plans made through financial intermediaries that perform participant recordkeeping or other administrative services for the plans and that have entered into special arrangements as alliance program partners with the funds and/or the distributor specifically for such purchases.

•	to other funds pursuant to a “fund-of-funds” arrangement provided that the fund is distributed by the distributor.

•	any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time remained a shareholder of any Fund, may buy Class A shares of any Fund without paying a front-end sales charge in those cases when Class Z shares is not available.

•	Galaxy Fund shareholders prior to December 1, 1995; and shareholders who (i) bought Galaxy Fund Prime A shares without paying a front-end sales charge and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally bought.

Initial Sales Charge — Waivers of the sales charge for Class T shares.

•	(For Class T shares only) Shareholders who (i) bought Galaxy Fund Retail A shares at net asset value and received Class T shares in exchanges for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally bought; and Boston 1784 Fund shareholders on the date those funds were reorganized into Galaxy Funds.

CDSC — Waivers of the CDSC for Class A, Class C, Class E, and Class T shares.  The CDSC will be waived on sales of Class A, Class C, Class E, and Class T shares:

•	in connection with participation in the Merrill Lynch Small Market 401(k) Program, retirement programs administered or serviced by the Princeton Retirement Group, Paychex, ADP Retirement Services, Hartford Securities Distribution Company, Inc. or NYLIM Service Company LLC, retirement programs or accounts administered or serviced by Mercer HR Services, LLC or its affiliates, or retirement programs or accounts administered or serviced by firms that have a written agreement with the distributor that contemplates a waiver of CDSCs, provided that no sales commission or transaction fee was paid to such authorized financial institution at the time of purchase.

The CDSC will be waived on sales of Class A, Class B and Class C shares of a Legacy Columbia fund purchased prior to September 7, 2010:

•	after the sole shareholder on an individual account or a joint tenant on a joint tenant account becomes disabled (as defined by Section 72(m)(7) of the Internal Revenue Code). To be eligible for such a waiver: (i) the disability must arise after the account is opened and (ii) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then shares are sold, the applicable CDSC will be charged.*

•	by health savings accounts sponsored by third party platforms, including those sponsored by affiliates of Bank of America.*

•	for the following purposes (i) to make medical payments that exceed 7.5% of income and (ii) to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.*

Statement of Additional Information –            , 2010

•	pursuant to the Fund’s Systematic Withdrawal Plan established with the Transfer Agent, to the extent that the sales do not exceed, on an annual basis, 12% of the account’s value as long as distributions are reinvested. Otherwise, a CDSC will be charged on sales through the Fund’s Systematic Withdrawal Plan until this requirement is met.

•	in connection with distributions from qualified retirement plans, government (Section 457) plans, individual retirement accounts or custodial accounts under Section 403(b)(7) of the Internal Revenue Code following normal retirement or the attainment of age 59 1/2.**

•	in connection with loans from qualified retirement plans to shareholders.*

*	Fund investors and selling and/or servicing agents must inform the fund or the transfer agent in writing that the fund investor qualifies for the particular sales charge waiver and provide proof thereof.
**	For direct trades on non-prototype retirement accounts where the date of birth of the fund shareholder is not maintained, the shareholder or selling and/or servicing agent must inform the fund or the transfer agent in writing that the Fund investor qualifies for the particular sales charge waiver and provide proof thereof.

Class B Shares — Closed
The funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail in the fund’s prospectus.

Class B shares have a CDSC. For purposes of calculating the CDSC on shares of a fund purchased after the close of business on Sept. 3, 2010, the start of the holding period is the first day of the month in which your purchase was made. For purposes of calculating the CDSC on shares of a Legacy RiverSource fund purchased on or before the close of business on Sept. 3, 2010, the start of the holding period is the date your purchase was made. When you place an order to sell your Class B shares, the fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the funds.

CDSC — Waivers of the CDSC for Class B shares.  The CDSC will be waived on sales of shares:

•	in connection with participation in the Merrill Lynch Small Market 401(k) Program, retirement programs administered or serviced by the Princeton Retirement Group, Paychex, ADP Retirement Services, Hartford Securities Distribution Company, Inc. or NYLIM Service Company LLC, retirement programs or accounts administered or serviced by Mercer HR Services, LLC or its affiliates, or retirement programs or accounts administered or serviced by firms that have a written agreement with the distributor that contemplates a waiver of CDSCs, provided that no sales commission or transaction fee was paid to such authorized financial institution at the time of purchase.

•	of Legacy RiverSource funds held in investment-only accounts (i.e. accounts where Ameriprise Trust Company does not act as the custodian) at Ameriprise Financial Services on behalf of a trust for an employee benefit plan.

•	of Legacy RiverSource funds held in IRAs or certain qualified plans, on or prior to June 12, 2009, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans where Ameriprise Trust Company is acting as custodian, provided that the shareholder is:

—	at least 59 1/2 years old and taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived)*, or

—	selling under an approved substantially equal periodic payment arrangement.

•	of sales of Class B shares of Legacy RiverSource funds purchased prior to Sept. 7, 2010 sold under an approved substantially equal periodic payment arrangement (applies to retirement accounts when a shareholder sets up an arrangement with the Internal Revenue Service).**

*	You must notify the fund or the transfer agent prior to redeeming shares of the applicability of the CDSC waiver, but final decision of the applicability of the CDSC waiver is contingent on approval of the fund or the transfer agent.

**	Fund investors and selling and/or servicing agents must inform the fund or the transfer agent in writing that the fund investor qualifies for the particular sales charge waiver and provide proof thereof.

Class C Shares
Class C shares are available to all investors. Class C shares are sold without a front-end sales charge. For Class C shares, a 1% CDSC may apply if shares are sold within one year after purchase. Class C shares are subject to a distribution fee.

Class I Shares
Class I shares are only available to the funds. Class I shares are sold without a front-end sales charge or CDSC.

Statement of Additional Information –            , 2010

Class R, Class R3, Class R4 and Class R5 Shares
Class R, Class R3, Class R4 and Class R5 shares are offered to certain institutional investors identified in the fund’s prospectus. Class R, Class R3, Class R4 and Class R5 shares are sold without a front-end sales charge or a CDSC. Class R and Class R3 shares are subject to a distribution fee (for Class R shares of a Legacy RiverSource fund, a portion of such fee may be paid for shareholder services). Class R3 and R4 shares are subject to a plan administration fee (which is not a 12b-1 related free). The following investors are eligible to purchase Class R, Class R3, Class R4 and Class R5 shares:

Class R Shares (formerly Class R2 shares)
Class R shares are available to eligible health savings accounts sponsored by third party platforms, including those sponsored by affiliates of Ameriprise Financial, and the following eligible retirement plans:

•	401(k) plans; 457 plans;

•	employer-sponsored 403(b) plans;

•	profit sharing and money purchase pension plans;

•	defined benefit plans; and

•	non-qualified deferred compensation plans.

Class R shares are not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs. Contact the funds or your retirement plan or health savings account administrator for more information about investing in Class R shares.

Class R3, Class R4 and Class R5 Shares
Class R3, Class R4 and Class R5 shares will be closed to new investors as of the close of business on Dec. 31, 2010.

Class R3, Class R4 and Class R5 are available to:

•	Qualified employee benefit plans;

•	Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code;

•	Nonqualified deferred compensation plans;

•	State sponsored college savings plans established under Section 529 of the Internal Revenue Code; and

•	Health Savings Accounts (HSAs) created pursuant to public law 108-173.

Additionally, the following eligible investors may purchase Class R5 shares:

•	Institutional or corporate accounts above a threshold established by the distributor (currently $1 million per fund or $10 million in all funds); and

•	Bank Trusts.

Class W Shares
Class W shares are offered to qualifying discretionary accounts. Class W shares are sold without a front-end sales charge or CDSC. Class W shares are subject to a distribution fee.

Class Z Shares
Class Z shares are sold without a front-end sales charge or a CDSC.

Class Z shares are available only to certain eligible investors, which are subject to different minimum initial investment requirements described in the prospectus and the SAI. In addition to the categories of Class Z investors described in the prospectus, the minimum initial investment in Class Z shares is as follows:

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•	Any health savings account sponsored by a third party platform, including those sponsored by affiliates of Bank of America

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,000:

•	Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

•	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

Statement of Additional Information –            , 2010

In addition, for Class I, Class R, Class W and Class Z shares, the distributor, in its sole discretion, may accept investments from other purchasers not listed above.

FUND REORGANIZATIONS

Class A shares may be issued without an initial sales charge in connection with the acquisition of cash and securities owned by other investment companies. Any CDSC will be waived in connection with the redemption of shares of the fund if the fund is combined with another fund or in connection with a similar reorganization transaction.

REJECTION OF BUSINESS

Each fund and the distributor of the funds reserve the right to reject any business, in their sole discretion.

Selling Shares

You have a right to sell your shares at any time. For an explanation of sales procedures, please see the applicable prospectus.

During an emergency, the Board can suspend the computation of NAV, stop accepting payments for purchase of shares, or suspend the duty of a fund to redeem shares for more than seven days. Such emergency situations would occur if:

•	The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

•	Disposal of a fund’s securities is not reasonably practicable or it is not reasonably practicable for the fund to determine the fair value of its net assets, or,

•	The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should a fund stop selling shares, the Board may make a deduction from the value of the assets held by the fund to cover the cost of future liquidations of the assets so as to distribute these costs fairly among all shareholders.

Each fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the fund as determined by the Board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should a fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

Pay-out Plans

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem shares, you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties, and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of a fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.

To start any of these plans, please consult your financial intermediary. Your authorization must be received at least five days before the date you want your payments to begin. Payments will be made on a monthly, bimonthly, quarterly, semiannual, or annual basis. Your choice is effective until you change or cancel it.

Statement of Additional Information –            , 2010

Taxes

Subchapter M Compliance
Each fund has elected to be taxed under Subchapter M of the Internal Revenue Code as a regulated investment company. Each fund intends to maintain its qualification as a regulated investment company by meeting certain requirements relating to distributions, source of income, and asset diversification. Distribution requirements include distributing at least 90% of the fund’s investment company taxable income (which includes net short-term capital gains) and tax-exempt ordinary income to fund shareholders each taxable year. The source of income rules require that at least 90% of the fund’s gross income be derived from dividends, interest, certain payments with respect to securities loans, gain from the sale or other disposition of stock, securities or foreign currencies (subject to certain limitations), and certain other income derived with respect to its business of investing in stock, securities or currencies, and net income from certain interests in qualified publicly traded partnerships. Asset diversification requirements are met when the fund owns, at the end of each quarter of its taxable year, a portfolio, 50% of which includes cash and cash items, U.S. government securities, securities of other regulated investment companies and, securities of other issuers in which the fund has not invested more than 5% of the value of the fund’s assets (or 10% of the value of the outstanding voting securities of any one issuer). Also, no more than 25% of the fund’s assets may be invested in the securities of any one issuer or two or more issuers which the fund controls and which are engaged in the same or similar trades or businesses (excepting U.S. government securities and securities of other regulated investment companies) or the securities of one or more qualified publicly traded partnerships. This is a simplified description of the relevant laws.

If the fund fails to qualify as a regulated investment company under Subchapter M, the fund would be taxed as a corporation on the entire amount of its taxable income (including its capital gain) without a dividends paid deduction. Also, “all of” a shareholder’s distributions would generally be taxable to shareholders as qualified dividend income (QDI) (or could be treated as a return of capital, if there weren’t sufficient earnings and profits) and generally would be eligible for the dividends received deduction in the case of corporate shareholders.

Under federal tax law, by the end of a calendar year a fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. Each fund intends to comply with federal tax law and avoid any excise tax. For purposes of the excise tax distributions, section 988 ordinary gains and losses are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

The fund intends to distribute sufficient dividends within each calendar year, as well as on a fiscal year basis, to avoid income and excise taxes.

A fund may be subject to U.S. taxes resulting from holdings in passive foreign investment companies (PFIC). To avoid unfavorable tax consequences, a fund may make an election to mark to market its PFIC investments. A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by a fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of a fund’s total assets at the close of its fiscal year consists of securities of foreign corporations, the fund will be eligible to file an election with the Internal Revenue Service (IRS) under which shareholders of the fund would be required to include their pro rata portions of foreign taxes withheld by foreign countries as gross income in their federal income tax returns. These pro rata portions of foreign taxes withheld may be taken as a credit or deduction in computing the shareholders’ federal income taxes. If the election is filed, the fund will report to its shareholders the per share amount of such foreign taxes withheld and the amount of foreign tax credit or deduction available for federal income tax purposes.

A fund may use equalization payments to satisfy its requirement to make distributions of net investment income and capital gain net income. Equalization payments occur when a fund allocates a portion of its net investment income and realized capital gain net income to redemptions of fund shares. These payments reduce the amount of taxable distributions paid to shareholders. The IRS has not issued any guidance concerning the methods used to allocate investment income and capital gain to redemptions of shares. If the IRS determines that a fund is using an improper method of allocation for these purposes, the fund may be liable for additional federal income tax.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to fund distributions.

See Appendix B for more information regarding state tax-exempt funds.

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Exchanges, Purchases and Sales
For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held more than one year).

Capital gain of a non-corporate U.S. shareholder that is recognized in a taxable year beginning before January 1, 2011 is generally taxed at a maximum rate of 15% in respect of shares held for more than one year. Net capital gain of a corporate shareholder is taxed at the same rate as ordinary income. However, if shares on which a long-term capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less (after taking into account certain hedging transactions), any loss realized will be treated as long-term capital loss to the extent that it does not exceed the long-term capital gain distribution.

A capital loss on a sale or redemption of a security in a nonqualified account may be disallowed for tax purposes if the same or a substantially identical security is purchased or acquired (including shares acquired through dividend reinvestment) within 30 days before or after the date of the loss transaction. This is called a wash sale. When a wash sale occurs, the loss is disallowed to the extent of shares repurchased, and the cost basis on the security acquired is increased by the amount of the loss that is disallowed. The loss is disallowed in a nonqualified account whether the purchase is in a nonqualified account or in an IRA or Roth IRA, however, an individual’s cost basis in an IRA or Roth IRA is not increased due to the wash sale rules. The wash sale rules apply only to capital losses. Sales of securities that result in capital gains are generally recognized when incurred.

If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased.

For example
You purchase 100 shares of an equity fund having a public offering price of $10.00 per share. With a sales load of 5.75%, you pay $57.50 in sales load. With a NAV of $9.425 per share, the value of your investment is $942.50. Within 91 days of purchasing that fund, you decide to exchange out of that fund, now at a NAV of $11.00 per share, up from the original NAV of $9.425, and purchase a second fund, at a NAV of $15.00 per share. The value of your investment is now $1,100.00 ($11.00 x 100 shares). You cannot use the $57.50 paid as a sales load when calculating your tax gain or loss in the sale of the first fund shares. So instead of having a $100.00 gain ($1,100.00 – $1,000.00), you have a $157.50 gain ($1,100.00 – $942.50). You can include the $57.50 sales load in the calculation of your tax gain or loss when you sell shares in the second fund.

The following paragraphs provide information based on a fund’s investment category. You can find your fund’s investment category in Table 1.

For State Tax-Exempt Fixed Income and Tax-Exempt Fixed Income Funds, all distributions of net investment income during the fund’s fiscal year will have the same percentage designated as tax-exempt. This percentage is expected to be substantially the same as the percentage of tax-exempt income actually earned during any particular distribution period.

For Balanced, Equity, Funds-of-Funds, Taxable Money Market and Taxable Fixed Income Funds, if you have a nonqualified investment in a fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the fund, you can do so without paying a sales charge. However, this type of exchange is considered a redemption of shares and may result in a gain or loss for tax purposes. See wash sale discussion above. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged exceeds annual contribution limitations. You should consult your tax advisor for further details about this complex subject.

Distributions
Dividends
Net investment income dividends (other than qualified dividend income) received and distributions from the excess of net short-term capital gains over net long-term capital losses should be treated as ordinary income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of a fund’s dividend that is attributable to dividends the fund received from domestic (U.S.) securities. If there is debt-financed portfolio stock, that is, bank financing is used to purchase long securities, the 70% dividends received deduction would be reduced by the average amount of portfolio indebtedness divided by the average adjusted basis in the stock. This does not impact the qualified dividend income available to individual shareholders. For the most recent fiscal period, net investment income dividends qualified for the corporate deduction are shown in the following table.

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Only certain QDI will be subject to the 15% and 0% (for lower-bracket taxpayers) tax rates for 2008-2010. QDI is dividends earned from domestic corporations and qualified foreign corporations. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established U.S. securities market (ADRs), and certain other corporations eligible for relief under an income tax treaty with the U.S. that includes an exchange of information agreement. PFICs are excluded from this treatment. Holding periods for shares must also be met to be eligible for QDI treatment (more than 60 days for common stock and more than 90 days for certain preferred’s dividends).

Dividends declared in October, November or December, payable to shareholders of record on a specified date in such a month and paid in the following January will be treated as having been paid by a fund and received by each shareholder in December. Under this rule, therefore, shareholders may be taxed in one year on dividends or distributions actually received in January of the following year.

Capital Gains Distributions
Capital gain distributions, if any, received by shareholders (in cash or invested in additional shares) should be treated as long-term capital gains regardless of how long shareholders owned their shares. Short-term capital gains earned by a fund are paid to shareholders as part of their ordinary income dividend and are taxable as ordinary income. Special rates on capital gains may apply to sales of precious metals, if any, owned directly by a fund and to investments in REITs.

Individual shareholders will be subject to federal income tax on distributions of net capital gains generally at a maximum rate of 15% if designated as derived from a fund’s capital gains from property held for more than one year and recognized in the taxable years beginning before January 1, 2011. Net capital gain of a corporate shareholder is taxed at the same rate as ordinary income. Such distributions are not eligible for the dividends received deduction allowed to corporate shareholders. Shareholders receiving distributions in the form of additional shares issued by a fund will generally be treated for federal income tax purposes as having received a distribution in an amount equal to the cash that could have been elected to be received instead of the additional shares.

Under the Internal Revenue Code of 1986 (the Code), gains or losses attributable to fluctuations in exchange rates that occur between the time a fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition may be treated as ordinary or capital gains or losses. These gains or losses, referred to under the Code as “section 988” gains or losses, may increase or decrease the amount of a fund’s investment company taxable income to be distributed to its shareholders as ordinary income.

Return of Capital
If a mutual fund is the holder of record of any share of stock on the record date for any dividend payable with respect to the stock, the dividend will be included in gross income by the fund as of the later of (1) the date the share became ex-dividend or (2) the date the fund acquired the share. Because the dividends on some foreign equity investments may be received some time after the stock goes ex-dividend, and in certain rare cases may never be received by the fund, this rule may cause a fund to pay income to its shareholders that it has not actually received. To the extent that the dividend is never received, the fund will take a loss at the time that a determination is made that the dividend will not be received.

If a fund’s distributions exceed its current and accumulated earnings and profits, that portion of the fund’s distributions will be treated as a return of capital to its shareholders. A return of capital is a return of a portion of the shareholder’s original investment. A return of capital will generally not be taxable, however, any amounts received in excess of a shareholder’s tax basis are treated as capital gain. Forms 1099 will be sent to shareholders to report any return of capital.

Withholding
Unless a shareholder provides a certified taxpayer identification number (social security number for individuals) on the account application or other document and certifies that the shareholder is not subject to backup withholding, the fund is required to withhold and remit to the IRS 28% backup withholding on taxable and exempt-interest dividends and redemptions. Shareholders should be aware that, under regulations promulgated by the IRS, a fund may be fined for each account for which a certified taxpayer identification number (social security number for individuals) is not provided.

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership (“foreign shareholder”) depends on whether the income from the fund is “effectively connected” with a U.S. trade or business carried on by such shareholder. If the income from the fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income and qualified dividends paid to such foreign shareholders generally will be subject to a 30% U.S. withholding tax under existing provisions of the Internal Revenue Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption

Statement of Additional Information –            , 2010

is provided under applicable treaty or law. Nonresident shareholders are urged to consult their own tax advisers concerning the applicability of the U.S. withholding tax.

If the income from the fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, qualified dividends, capital gain dividends, undistributed capital gains credited to such shareholder and any gains realized upon the sale of shares of the fund will be subject to U.S. federal income tax at the graduated rates applicable to U.S. citizens or domestic corporations. In the case of foreign non-corporate shareholders, the fund may be required to backup withhold U.S. federal income tax on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the fund with proper documentation related to their foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the fund, the procedure for claiming the benefit of a lower treaty rate and the applicability of foreign taxes.

Service Providers

INVESTMENT MANAGEMENT SERVICES

Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) is the investment manager for each fund. Under the Investment Management Services Agreements, the investment manager, subject to the policies set by the Board, provides investment management services to the funds.

For its services, the investment manager is paid a monthly fee based on the following schedule. Each class of a fund pays its proportionate share of the fee. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day.

Table 5. Investment Management Services Agreement Fee Schedule

Daily rate on
	Assets	Annual rate at	last day of most
Fund	(billions)	each asset level	recent fiscal period
Columbia Absolute Return Currency and Income

Columbia AMT-Free Tax-Exempt Bond

Columbia Asia Pacific ex-Japan
Columbia European Equity
Columbia Global Equity

Columbia Diversified Bond
Columbia Limited Duration Credit

Columbia Diversified Equity Income
Columbia Large Core Quantitative
Columbia Large Growth Quantitative
Columbia Large Value Quantitative

Columbia Dividend Opportunity

Columbia Emerging Markets Bond
Columbia Global Bond

Columbia Emerging Markets Opportunity

Columbia Equity Value

Columbia Floating Rate
Columbia Income Opportunities

Columbia Global Extended Alpha

Statement of Additional Information –            , 2010

Daily rate on
	Assets	Annual rate at	last day of most
Fund	(billions)	each asset level	recent fiscal period
Columbia Government Money Market
Columbia Money Market

Columbia High Yield Bond

Columbia Income Builder Fund	N/A	N/A	N/A
Columbia Portfolio Builder Aggressive
Columbia Portfolio Builder Conservative
Columbia Portfolio Builder Moderate
Columbia Portfolio Builder Moderate Aggressive
Columbia Portfolio Builder Moderate Conservative

Columbia Inflation Protected Securities

Columbia Mid Cap Growth Opportunity

Columbia Mid Cap Value Opportunity

Columbia Minnesota Tax-Exempt

Columbia Multi-Advisor International Value

Columbia Multi-Advisor Small Cap Value

Columbia Select Large-Cap Value

Columbia Select Smaller-Cap Value

Columbia Seligman Communications and Information

Columbia Seligman Global Technology

Columbia Strategic Allocation

Columbia U.S. Government Mortgage

Under the agreement, a fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees and charges; fidelity bond premiums; certain legal fees; registration fees for shares; consultants’ fees; compensation of Board members, officers and employees not employed by the investment manager or its affiliates; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; interest and fee expense related to a fund’s participation in inverse floater structures; and expenses properly payable by a fund, approved by the Board.

For certain Equity and Balanced funds (noted in Table 6), before the fee based on the asset charge is paid, it is adjusted for the fund’s investment performance relative to a Performance Incentive Adjustment Index (PIA Index) as shown in the table below. The table is organized by fiscal year end. You can find your fund’s fiscal year end in Table 1.

Table 6. PIA Indexes

Fund	PIA Index

Fiscal year ending March 31

Columbia Equity Value	Lipper Large-Cap Value Funds Index

Fiscal year ending May 31

Columbia Multi-Advisor Small Cap Value	Lipper Small-Cap Value Funds Index

Fiscal year ending June 30

Columbia Dividend Opportunity	Lipper Equity Income Funds Index

Fiscal year ending July 31

Columbia Large Core Quantitative	Lipper Large-Cap Core Funds Index

Statement of Additional Information –            , 2010

Fund	PIA Index

Fiscal year ending September 30

Columbia Diversified Equity Income	Lipper Equity Income Funds Index

Columbia Large Growth Quantitative	Lipper Large-Cap Growth Funds Index

Columbia Large Value Quantitative	Lipper Large-Cap Value Funds Index

Columbia Mid Cap Value Opportunity	Lipper Mid-Cap Value Funds Index

Columbia Strategic Allocation	Lipper Flexible Portfolio Funds Index

Fiscal year ending October 31

Columbia Asia Pacific ex-Japan	MSCI All Country Asia Pacific Ex-Japan Index

Columbia Emerging Markets Opportunity	Lipper Emerging Markets Funds Index

Columbia European Equity	Lipper European Funds Index

Columbia Global Equity	Lipper Global Funds Index

Columbia Global Extended Alpha	MSCI All Country World Index

Columbia Multi-Advisor International Value	Lipper International Multi-Cap Value Funds Index

Fiscal year ending November 30

Columbia Mid Cap Growth Opportunity	Lipper Mid-Cap Growth Funds Index

For all funds noted in Table 6 EXCEPT Columbia Global Extended Alpha:
The adjustment will be determined monthly by measuring the percentage difference over a rolling 12-month period (subject to earlier determination based on the Transition Period, as set forth below) between the annualized performance of one Class A share of the fund and the annualized performance of the PIA Index (“performance difference”). The performance difference is then used to determine the adjustment rate. The adjustment rate, computed to five decimal places, is determined in accordance with the following table and is applied against average daily net assets for the applicable rolling 12-month period or Transition Period, and divided by 12 to obtain the fee reflecting the performance fee adjustment for that month. The table is organized by fund category. You can find your fund’s category in Table 1.

Table 7. Performance Incentive Adjustment Calculation

Equity Funds		Balanced Funds
Performance		Performance
Difference	Adjustment Rate	Difference	Adjustment Rate
0.00% – 0.50%	0	0.00% – 0.50%	0

0.50% – 1.00%	6 basis points times the performance difference over 0.50%, times 100 (maximum of 3 basis points if a 1% performance difference)	0.50% – 1.00%	6 basis points times the performance difference over 0.50%, times 100 (maximum of 3 basis points if a 1% performance difference)

1.00% – 2.00%	3 basis points, plus 3 basis points times the performance difference over 1.00%, times 100 (maximum 6 basis points if a 2% performance difference)	1.00% – 2.00%	3 basis points, plus 3 basis points times the performance difference over 1.00%, times 100 (maximum 6 basis points if a 2% performance difference)

2.00% – 4.00%	6 basis points, plus 2 basis points times the performance difference over 2.00%, times 100 (maximum 10 basis points if a 4% performance difference)	2.00% – 3.00%	6 basis points, plus 2 basis points times the performance difference over 2.00%, times 100 (maximum 8 basis points if a 3% performance difference)

4.00% – 6.00%	10 basis points, plus 1 basis point times the performance difference over 4.00%, times 100 (maximum 12 basis points if a 6% performance difference)	3.00% or more	8 basis points

6.00% or more	12 basis points	N/A

Statement of Additional Information –            , 2010

For example, if the performance difference for an Equity Fund is 2.38%, the adjustment rate is 0.000676 (0.0006 [6 basis points] plus 0.0038 [the 0.38% performance difference over 2.00%] x 0.0002 [2 basis points] x 100 (0.000076)). Rounded to five decimal places, the adjustment rate is 0.00068. The maximum adjustment rate for the fund is 0.0012 per year. Where the fund’s Class A performance exceeds that of the PIA Index, the fee paid to the investment manager will increase. Where the performance of the PIA Index exceeds the performance of the fund’s Class A shares, the fee paid to the investment manager will decrease. The 12-month comparison period rolls over with each succeeding month, so that it always equals 12 months, ending with the month for which the performance adjustment is being computed.

Transition Period
The performance incentive adjustment will not be calculated for the first 6 months from the inception of the fund. After 6 full calendar months, the performance fee adjustment will be determined using the average assets and performance difference over the first 6 full calendar months, and the adjustment rate will be applied in full. Each successive month an additional calendar month will be added to the performance adjustment computation. After 12 full calendar months, the full rolling 12-month period will take affect.

Change in Index
If the PIA Index ceases to be published for a period of more than 90 days, changes in any material respect, otherwise becomes impracticable or, at the discretion of the Board, is no longer appropriate to use for purposes of a performance incentive adjustment, for example, if Lipper reclassifies the fund from one peer group to another, the Board may take action it deems appropriate and in the best interests of shareholders, including: (1) discontinuance of the performance incentive adjustment until such time as it approves a substitute index; or (2) adoption of a methodology to transition to a substitute index it has approved.

In the case of a change in the PIA Index, a fund’s performance will be compared to a 12-month blended index return that reflects the performance of the current index for the portion of the 12-month performance measurement period beginning the effective date of the current index and the performance of the prior index for the remainder of the measurement period. At the conclusion of the transition period, the performance of the prior index will be eliminated from the performance incentive adjustment calculation, and the calculation will include only the performance of the current index.

For Columbia Global Extended Alpha:
The adjustment will be determined monthly by measuring the percentage difference over a rolling 36-month period (subject to earlier determination based on the Transition Period, as set forth below) between the annualized performance of one Class A share of the fund and the annualized performance of the PIA Index (“performance difference”). The performance difference will then be used to determine the adjustment rate. The adjustment rate, computed to five decimal places, is determined in accordance with the following table and is applied against average daily net assets for the applicable rolling 36-month period or Transition Period, and divided by 12 to obtain the fee reflecting the performance fee adjustment for that month.

Table 8. Performance Incentive Adjustment Calculation

Columbia Global Extended Alpha
Performance
Difference	Adjustment Rate
0.00% – 1.00%	0

1.00% – 6.00%	10 basis points times the performance difference over 1.00%, times 100 (maximum 50 basis points if a 6% performance difference)

6.00% or more	50 basis points

N/A

N/A

N/A

For example, if the performance difference is 2.38%, the adjustment rate is 0.00138 [the 1.38% performance difference over 1.00%] x 0.0010 [10 basis points] x 100. Rounded to five decimal places, the adjustment rate is 0.00138. This adjustment rate of 0.00138 is then applied against the average daily net assets for the applicable rolling 36-month or Transition Period, and divided by 12, which provides the performance adjustment fee for that month. Where the fund’s Class A performance exceeds that of the PIA Index for the applicable rolling 36-month period or Transition Period, the fee paid to the investment manager will increase by the adjustment rate. Where the performance of the PIA Index exceeds the performance of the

Statement of Additional Information –            , 2010

fund’s Class A shares for the applicable rolling 36-month period or Transition Period, the fee paid to the Investment Manager will decrease by the adjustment rate.

The 36-month comparison period rolls over with each succeeding month, so that it always equals 36 months, ending with the month for which the performance adjustment is being computed.

Transition Period
The performance incentive adjustment will not be calculated for the first 24 months from the inception of the fund. After 24 full calendar months, the performance fee adjustment will be determined using the average assets and Performance Difference over the first 24 full calendar months, and the Adjustment Rate will be applied in full. Each successive month an additional calendar month will be added to the performance adjustment computation. After 36 full calendar months, the full rolling 36-month period will take affect.

Change in Index
If the PIA Index ceases to be published for a period of more than 90 days, changes in any material respect, otherwise becomes impracticable or, at the discretion of the Board, is no longer appropriate to use for purposes of a performance incentive adjustment, the Board may take action it deems appropriate and in the best interests of shareholders, including: (1) discontinuance of the performance incentive adjustment until such time as it approves a substitute index, or (2) adoption of a methodology to transition to a substitute index it has approved.

In the case of a change the PIA Index, a fund’s performance will be compared to a 36-month blended index return that reflects the performance of the current index for the portion of the 36-month performance measurement period beginning the effective date of the current index and the performance of the prior index for the remainder of the measurement period. At the conclusion of the transition period, the performance of the prior index will be eliminated from the performance incentive adjustment calculation, and the calculation will include only the performance of the current index.

Manager of Managers Exemption
The funds have received an order from the SEC that permits Columbia Management, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

Subadvisory Agreements
The assets of certain funds are managed by subadvisers that have been selected by the investment manager, subject to the review and approval of the Board. The investment manager has recommended the subadvisers to the Board based upon its assessment of the skills of the subadvisers in managing other assets with objectives and investment strategies substantially similar to those of the applicable fund. Short-term investment performance is not the only factor in selecting or terminating a subadviser, and the investment manager does not expect to make frequent changes of subadvisers. Certain subadvisers, affiliated with the investment manager, have been directly approved by shareholders. These subadvisers are noted in Table 17.

The investment manager allocates the assets of a fund with multiple subadvisers among the subadvisers. Each subadviser has discretion, subject to oversight by the Board and the investment manager, to purchase and sell portfolio assets, consistent with the fund’s investment objectives, policies, and restrictions. Generally, the services that a subadviser provides to the fund are limited to asset management and related recordkeeping services.

The investment manager has entered into an advisory agreement with each subadviser under which the subadviser provides investment advisory assistance and day-to-day management of some or all of the fund’s portfolio, as well as investment research and statistical information. A subadviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts that are unrelated in any manner to the investment manager or its affiliates.

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The following table shows the advisory fee schedules for fees paid by the investment manager to subadvisers for funds that have subadvisers. The table is organized by fiscal year end. You can find your fund’s fiscal year end in Table 1.

Table 9. Subadvisers and Subadvisory Agreement Fee Schedules

Parent
Fund	Subadviser	Company	Fee Schedule

For funds with fiscal period ending May 31

Columbia Multi-Advisor Small Cap Value	Barrow, Hanley, Mewhinney & Strauss (BHMS)(a) (effective March 12, 2004)	A

	Donald Smith & Co., Inc.	N/A
(Donald Smith)(a)
(effective March 12, 2004)

	Metropolitan West Capital Management, LLC (MetWest Capital) (effective April 24, 2006)	B

	Turner Investment Partners, Inc. (Turner) (effective Feb. 19, 2010)	N/A

For funds with fiscal period ending October 31

Columbia Asia Pacific ex-Japan	Threadneedle International Limited(b) (Threadneedle) (effective July 15, 2009)	C

Columbia Emerging Markets Opportunity	Threadneedle(b) (effective July 9, 2004)	C

Columbia European Equity	Threadneedle(b) (effective July 9, 2004)	C

Columbia Global Equity	Threadneedle(b) (effective July 9, 2004)	C

Columbia Global Extended Alpha	Threadneedle(b) (effective Aug. 1, 2008)	C

Columbia Multi-Advisor International Value	AllianceBernstein L.P. (AllianceBernstein) (effective Sept. 17, 2001)	N/A

	Mondrian Investment Partners Limited (Mondrian) (effective August 18, 2008)	N/A

	Tradewinds Global Investors, LLC (Tradewinds) (effective August 18, 2008)	N/A

(a)	The fee is calculated based on the combined net assets subject to the subadviser’s investment management.

(b)	Threadneedle is an affiliate of the investment manager as an indirect, wholly-owned subsidiary of Ameriprise Financial.

A –	BHMS is an independent-operating subsidiary of Old Mutual Asset Management.

B –	Metropolitan West Capital Management, LLC (MetWest Capital) is a subsidiary of Wells Fargo & Company and operates within the Evergreen Investments unit of its asset management division.

C –	Threadneedle is an indirect wholly-owned subsidiary of Ameriprise Financial.

Portfolio Managers. For funds other than money market funds, the following table provides information about the fund’s portfolio managers as of the end of the most recent fiscal year end, unless otherwise noted. The table is organized by fiscal year end. You can find your fund’s fiscal year end in Table 1.

Statement of Additional Information –            , 2010

Table 10. Portfolio Managers

		Other Accounts Managed (excluding the fund)			Ownership	Potential
		Number and Type	Approximate	Performance Based	of Fund	Conflicts	Structure of
Fund	Portfolio Manager	of Account*	Total Net Assets	Accounts(a)	Shares	of Interest	Compensation

For funds with fiscal period ending January 31

Columbia Income Builder Fund	Colin Lundgren					(5)	(13)

	Gene R. Tannuzzo

Columbia Portfolio Builder Aggressive	Kent M. Bergene(b)					(1)	(14)

	David M. Joy

	Anwiti Bahuguna					(3)	(24)

	Colin Moore

	Kent Peterson

	Marie M. Schofield

Columbia Portfolio Builder Conservative	Kent M. Bergene(b)					(1)	(14)

	David M. Joy

	Anwiti Bahuguna					(3)	(24)

	Colin Moore

	Kent Peterson

	Marie M. Schofield

Columbia Portfolio Builder Moderate	Kent M. Bergene(b)					(1)	(14)

	David M. Joy

	Anwiti Bahuguna					(3)	(24)

	Colin Moore

	Kent Peterson

	Marie M. Schofield

Statement of Additional Information –            , 2010

		Other Accounts Managed (excluding the fund)			Ownership	Potential
		Number and Type	Approximate	Performance Based	of Fund	Conflicts	Structure of
Fund	Portfolio Manager	of Account*	Total Net Assets	Accounts(a)	Shares	of Interest	Compensation

Columbia Portfolio Builder Moderate Aggressive	Kent M. Bergene(b)					(1)	(14)

	David M. Joy

	Anwiti Bahuguna					(3)	(24)

	Colin Moore

	Kent Peterson

	Marie M. Schofield

Columbia Portfolio Builder Moderate Conservative	Kent M. Bergene(b)					(1)	(14)

	David M. Joy

	Anwiti Bahuguna					(3)	(24)

	Colin Moore

	Kent Peterson

	Marie M. Schofield

For funds with fiscal period ending March 31

Columbia Equity Value	Steve Schroll					(2)	(15)

	Laton Spahr

	Paul Stocking

For funds with fiscal period ending May 31

Columbia High Yield Bond	Jennifer Ponce de Leon					(2)	(18)

	Brian Lavin

Columbia Multi-Advisor Small Cap Value	Donald Smith: Donald G. Smith

	Richard L. Greenberg					(7)	(19)

	BHMS:
	James S. McClure

	John P. Harloe					(9)	(20)

	MetWest:
	Samir Sikka					(10)	(21)

	Turner:
	David Kovacs					(4)	(16)

Statement of Additional Information –            , 2010

		Other Accounts Managed (excluding the fund)			Ownership	Potential
		Number and Type	Approximate	Performance Based	of Fund	Conflicts	Structure of
Fund	Portfolio Manager	of Account*	Total Net Assets	Accounts(a)	Shares	of Interest	Compensation

Columbia U.S. Government Mortgage	Jason J. Callan					(2)	(18)

	Tom Heuer

For funds with fiscal period ending June 30

Columbia Dividend Opportunity	Steve Schroll

	Laton Spahr

	Paul Stocking					(2)	(15)

For funds with fiscal period ending July 31

Columbia Floating Rate	Lynn Hopton					(2)	(22)

	Yvonne Stevens

	Steve Staver

Columbia Income Opportunities	Brian Lavin					(2)	(18)

Columbia Inflation Protected Securities	Nicholas Pifer					(2)	(18)

	VishaI Khanduja

Columbia Large Core Quantitative	Brian M. Condon					(3)	(24)

Columbia Limited Duration Credit	Tom Murphy					(2)	(18)

	Timothy J. Doubek

For funds with fiscal period ending August 31

Columbia Diversified Bond	Tom Murphy					(2)	(18)

	Jennifer Ponce de Leon

	Colin Lundgren

Columbia Minnesota Tax-Exempt	Catherine Stienstra					(2)	(18)

	Mary Grindland

For fund with fiscal period ending September 30

Columbia Diversified Equity Income	Laton Spahr

	Steve Schroll					(2)	(15)

	Paul Stocking

Columbia Large Growth Quantitative	Brian M. Condon					(3)	(24)

Columbia Large Value Quantitative	Brian M. Condon					(3)	(24)

Statement of Additional Information –            , 2010

		Other Accounts Managed (excluding the fund)			Ownership	Potential
		Number and Type	Approximate	Performance Based	of Fund	Conflicts	Structure of
Fund	Portfolio Manager	of Account*	Total Net Assets	Accounts(a)	Shares	of Interest	Compensation

Columbia Mid Cap Value Opportunity	Laton Spahr

	Steve Schroll					(2)	(15)

	Paul Stocking

Columbia Strategic Allocation	Anwiti Bahuguna

	Colin Moore

	Kent Peterson					(3)	(24)

	Marie M. Schofield

	David M. Joy					(2)	(14)

For funds with fiscal period ending October 31

Columbia Absolute Return Currency and Income	Nicholas Pifer					(2)	(18)

Columbia Asia Pacific ex-Japan	Threadneedle:
	Vanessa Donegan					(11)	(28)

	Rafael Polatinsky

Columbia Emerging Markets Bond	Nicholas Pifer					(2)	(18)

	Jim Carlene

Columbia Emerging Markets Opportunity	Threadneedle:
	Vanessa Donegan					(11)	(28)

	Rafael Polatinsky

Columbia European Equity	Threadneedle:
	Dan Ison					(11)	(28)

Columbia Frontier	John K. Schonberg					(2)	(29)

	Sam Murphy

	Mike Marzolf

Columbia Global Bond	Nicholas Pifer					(2)	(18)

Columbia Global Equity	Threadneedle:
	Stephen Thornber					(11)	(28)

	Andrew Holliman

Columbia Global Extended Alpha	Threadneedle:
	Andrew Holliman

	Jeremy Podger					(11)	(28)

Statement of Additional Information –            , 2010

		Other Accounts Managed (excluding the fund)			Ownership	Potential
		Number and Type	Approximate	Performance Based	of Fund	Conflicts	Structure of
Fund	Portfolio Manager	of Account*	Total Net Assets	Accounts(a)	Shares	of Interest	Compensation

Columbia Multi-Advisor International Value	AllianceBernstein:
	Kevin F. Simms

	Henry S. D’Auria

	Sharon E. Fay

	Marilyn G. Fedak					(12)	(25)

	Giulio Martini

	Mondrian:
	Ormala Krishnan					(6)	(26)

	Tradewinds:
	Peter Boardman					(8)	(27)

	Alberto Jimenez Crespo

Columbia Seligman Global Technology	Richard M. Parower

	Paul H. Wick

	Reema D. Shah					(2)	(23)

	Ajay Diwan

	Benjamin Lu

For funds with fiscal period ending November 30

Columbia AMT-Free Tax-Exempt Bond	Catherine Stienstra					(2)	(18)

Columbia Mid Cap Growth Opportunity	John K. Schonberg

	Sam Murphy					(2)	(29)

	Mike Marzolf

For funds with fiscal period ending December 31

Columbia Select	Neil Eigen
Large-Cap Value
						(2)	(17)

	Richard Rosen

Columbia Select	Neil Eigen
Smaller-Cap Value
						(2)	(17)

	Richard Rosen

Statement of Additional Information –            , 2010

		Other Accounts Managed (excluding the fund)			Ownership	Potential
		Number and Type	Approximate	Performance Based	of Fund	Conflicts	Structure of
Fund	Portfolio Manager	of Account*	Total Net Assets	Accounts(a)	Shares	of Interest	Compensation

Columbia Seligman	Paul Wick
Communications
and Information						(2)	(23)

Ajay Diwan

Richard Parower

Reema Shah

Sangeeth Peruri

*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.

(a)	Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.

(b)	Mr. Bergene has overall accountability for the group that monitors the subadvisers for the funds and for making recommendations to the Boards of Directors on changes to those subadvisers.

Potential Conflicts of Interest

(1)	Columbia Management: Management of funds-of-funds differs from that of the other funds. The portfolio management process is set forth generally below and in more detail in the funds’ prospectus.

Portfolio managers of the fund-of-funds may be involved in determining each funds-of-fund’s allocation among the three main asset classes (equity, fixed income and cash) and the allocation among investment categories within each asset class, as well as each funds-of-fund’s allocation among the underlying funds.

• Because of the structure of the funds-of-funds, the potential conflicts of interest for the portfolio managers may be different than the potential conflicts of interest for portfolio managers who manage other funds.

In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager has in place a Code of Ethics that is designed to address conflicts and that, among other things, imposes restrictions on the ability of the portfolio managers and other “investment access persons” to invest in securities that may be recommended or traded in the fund and other client accounts.

(2)	Columbia Management: Portfolio managers may manage one or more mutual funds as well as other types of accounts, including hedge funds, proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage another account whose fees may be materially greater than the management fees paid by the fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, competing investment decisions made for different accounts and the aggregation and allocation of trades. In addition, the investment manager monitors a variety of areas (e.g., allocation of investment opportunities) and compliance with the firm’s Code of Ethics, and places additional investment restrictions on portfolio managers who manage hedge funds and certain other accounts.

The investment manager has a fiduciary responsibility to all of the clients for which it manages accounts. The investment manager seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and equitable basis over time. The investment manager has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager’s Code of Ethics is designed to address conflicts and, among other things, imposes restrictions on the ability of the portfolio managers and other “investment access persons” to invest in securities that may be recommended or traded in the fund and other client accounts.

Statement of Additional Information –            , 2010

For portfolio managers Marzolf and Murphy, their responsibilities also include working as a securities analyst. This dual role may give rise to conflicts with respect to making investment decisions for accounts that the portfolio manager manages versus communicating his or her analyses to other portfolio managers concerning securities that he or she follows as an analyst.

(3)	Columbia Management: Like other investment professionals with multiple clients, a fund’s portfolio manager(s) may face certain potential conflicts of interest in connection with managing both the fund and other accounts at the same time. The investment manager and the funds have adopted compliance policies and procedures that attempt to address certain of the potential conflicts that portfolio managers face in this regard. Certain of these conflicts of interest are summarized below.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (performance fee accounts), may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee accounts.

Potential conflicts of interest also may arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to the investment manager’s Code of Ethics and certain limited exceptions, the investment manager’s investment professionals do not have the opportunity to invest in client accounts, other than the funds.

A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts managed by a particular portfolio manager have different investment strategies.

A portfolio manager may be able to select or influence the selection of the broker/dealers that are used to execute securities transactions for the funds. A portfolio manager’s decision as to the selection of broker/dealers could produce disproportionate costs and benefits among the funds and the other accounts the portfolio manager manages.

A potential conflict of interest may arise when a portfolio manager buys or sells the same securities for a fund and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a fund as well as other accounts, the investment manager’s trading desk may, to the extent consistent with applicable laws and regulations, aggregate the securities to be sold or bought in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a fund or another account if a portfolio manager favors one account over another in allocating the securities bought or sold.

“Cross trades,” in which a portfolio manager sells a particular security held by a fund to another account (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. The investment manager and the funds have adopted compliance procedures that provide that any transactions between a fund and another account managed by the investment manager are to be made at a current market price, consistent with applicable laws and regulations.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a fund and other accounts managed by its portfolio manager(s). Depending on another account’s objectives and other factors, a portfolio manager may give advice to and make decisions for a fund that may differ from advice given, or the timing or nature of decisions made, with respect to another account. A portfolio manager’s investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for a fund, even though it could have been bought or sold for the fund at the same time. A portfolio manager also may buy a particular security for one or more accounts when one or more other accounts are selling the security (including short sales). There may be circumstances when a portfolio manager’s purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including the funds.

A fund’s portfolio manager(s) also may have other potential conflicts of interest in managing the fund, and the description above is not a complete description of every conflict that could exist in managing the fund and other accounts. Many of the potential conflicts of interest to which the investment manager’s portfolio managers are subject are essentially the same or similar to the potential conflicts of interest related to the investment management activities of the investment manager and its affiliates.

(4)	Turner: As is typical for many money managers, potential conflicts of interest may arise related to Turner’s management of accounts including the fund where not all accounts are able to participate in a desired IPO, or other limited opportunity, relating to use of soft dollars and other brokerage practices, related to the voting of proxies, employee personal securities trading, and relating to a variety of other circumstances. In all cases, however, Turner believes it has written policies and procedures in place reasonably designed to prevent violations of the federal

Statement of Additional Information –            , 2010

securities laws and to prevent material conflicts of interest from arising. Please also see Turner’s Form ADV, Part II for a description of some of its policies and procedures in this regard.

(5)	Columbia Management: Management of the Income Builder Funds-of-Funds differs from that of the other funds. The portfolio management process is set forth generally below and in more detail in the funds’ prospectus.

The investment manager uses quantitative models combined with qualitative factors to determine the funds allocations to the underlying funds. Using these methodologies, a group of the investment manager’s investment professionals allocates each fund’s assets within and across different asset classes in an effort to achieve the fund’s objective of providing a high level of current income and growth of capital. The fund will typically be rebalanced monthly in an effort to maximize the level of income and capital growth, incorporating various measures of relative value subject to constraints that set minimum or maximum exposure within asset classes, as set forth in the prospectus. Within the equity and fixed income asset classes, the investment manager establishes allocations for the funds, seeking to achieve each fund’s objective by investing in defined investment categories. The target allocation range constraints are intended, in part, to promote diversification within the asset classes.

Because of the structure of the funds-of-funds, the potential conflicts of interest for the portfolio managers may be different than the potential conflicts of interest for portfolio managers who manage other funds. These potential conflicts of interest include:

• In certain cases, the portfolio managers of the underlying funds are the same as the portfolio managers of the Income Builder Funds-of-Funds, and could influence the allocation of funds-of-funds assets to or away from the underlying funds that they manage.

• The investment manager and its affiliates may receive higher compensation as a result of allocations to underlying funds with higher fees.

The investment manager monitors the performance of the underlying funds and may, from time to time, recommend to the Board of Directors of the funds a change in portfolio management or fund strategy or the closure or merger of an underlying fund. In addition, the investment manager may believe that certain funds may benefit from additional assets or could be harmed by redemptions. All of these factors may also influence decisions in connection with the allocation of funds-of-funds assets to or away from certain underlying funds.

In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager has in place a Code of Ethics that is designed to address conflicts and that, among other things, imposes restrictions on the ability of the portfolio managers and other “investment access persons” to invest in securities that may be recommended or traded in the fund and other client accounts.

(6)	Mondrian: Mondrian does not foresee any material conflicts of interest that may arise in the management of the funds and any other accounts managed with similar investment guidelines. Mondrian acts solely as an investment manager and does not engage in any other business activities. The following is a list of some potential conflicts of interest that can arise in the course of normal investment management business activities. Mondrian maintains and operates various policies and procedures which are designed to prevent or manage any of the conflicts identified below so that the interests of its clients are always put ahead of Mondrian’s own interests or those of its employees and directors:

Allocation of aggregated trades
Mondrian may from time to time aggregate trades for a number of its clients.

Mondrian’s policy requires that all allocations of aggregated trades must be fair between clients. Transactions involving commingled orders are allocated in a manner deemed equitable to each account. When a combined order is executed in a series of transactions, at different prices, each account participating in the order may be allocated an average price obtained from the broker/dealer. When a trade can be allocated in a cost efficient manner to our clients, it will be prorated across all participating accounts. Mondrian may randomly allocate purchases or sales among participating accounts when the amounts involved are too small to be evenly proportioned in a cost efficient manner. In performing random allocations, Mondrian will consider consistency of strategy implementation among participating accounts.

Allocation of investment opportunities
Mondrian is an investment manager of multiple client portfolios. As such, it has to ensure that investment opportunities are allocated fairly between clients. There is a potential risk that Mondrian may favor one client over another client in making allocations of investment opportunities.

Mondrian makes security selection decisions at committee level. Those securities identified as investment opportunities are added to a list of approved securities; portfolios will hold only such approved securities.

Statement of Additional Information –            , 2010

All portfolios governed by the same or a similar mandate will be structured similarly (that is, will hold the same or comparable stocks), and will exhibit similar characteristics. Sale and purchase opportunities identified at regular investment meetings will be applied to portfolios across the board, subject to the requirements of individual client mandates.

See also “Side-by-side management of hedge funds” below.

Allocation of IPO opportunities
Initial Public Offerings (“IPO’s”) present a potential conflict of interest when they are priced at a discount to the anticipated secondary market price and the issuer has restricted or scaled back its allocation due to market demand. In such instances, the IPO allocation could be divided among a small select group of clients with others not receiving the allocation they would otherwise be entitled to.

Mondrian clients with relevant mandates are given an equal opportunity, proportionate to the size of their portfolio, to participate in IPO trades. All IPO purchases are allocated on a strict pro-rata basis.

Dealing in investments as principal in connections with the provision of seed capital
A conflict of interest exists when a portfolio management firm manages its own money alongside client money.

Mondrian generally does not trade for its own account. However, Mondrian and its affiliates have provided the seed capital to certain investment vehicles that have been established by Mondrian group entities. Mondrian serves as the investment manager to these investment vehicles.

Mondrian operates dealing policies designed to ensure the fair and equal treatment of all clients e.g. the allocation of aggregated trades among clients. These policies ensure that any portfolios in which Mondrian has an investment interest do not receive favorable treatment relative to other client portfolios.

Directorships and external arrangements
Certain Mondrian staff may hold positions in external organizations. There is a potential risk that Mondrian personnel may place their own interests (resulting from outside employment/directorships) ahead of the interests of Mondrian clients.

Before accepting an executive or non-executive directorship or any other appointment in another company, employees, including executive directors, must obtain the prior approval of the Chief Executive Officer. The Chief Compliance Officer must also be informed of all such appointments and changes.

The CEO and CCO will only permit appointments that would not present a conflict of interest with the individual’s responsibilities to Mondrian clients.

Dual agency
Dual Agency (also known as Cross Trading) concerns those transactions where Mondrian may act as agent for both the buyer and seller. In such circumstances there is a potential conflict of interest as it may be possible to favor one client over another when establishing the execution price and/or commission rate.

Although it rarely does so, Mondrian may act as agent for both buying and selling parties with respect to transactions in investments. If Mondrian proposes to act in such capacity, the Portfolio Manager will first obtain approval from the Chief Compliance Officer. The CCO has an obligation to ensure that both parties are treated fairly in any such trade.

Employee personal account dealing
There are a number of potential conflicts when staff of an investment firm engage in buying and selling securities for their personal account.

Mondrian has arrangements in place to ensure that none of its directors, officers or employees (or persons connected to them by way of a business or domestic relationship) effects any transaction on their own account which conflicts with client interests.

Mondrian’s rules which govern personal account dealing and general ethical standards are set out in the Mondrian Investment Partners Code of Ethics.

Gifts and entertainment (received)
In the normal course of business Mondrian employees may receive gifts and entertainment from third parties e.g. brokers and other service providers. This results in a potential conflict of interest when selecting third parties to provide services to Mondrian and its clients.

Mondrian has a policy which requires that gifts and entertainment received are reported to the Chief Compliance Officer (any items in excess of £100 require pre-approval).

All gifts and entertainment are reviewed to ensure that they are not inappropriate and that staff have not been unduly influenced by them.

Statement of Additional Information –            , 2010

Gifts and entertainment (given)
In the normal course of business, Mondrian employees may provide gifts and entertainment to third parties. Excessively lavish gifts and entertainment would be inappropriate.

Mondrian has a policy which requires that any gifts and entertainment provided are reported to the Chief Compliance Officer (any items in excess of £200 require pre-approval).

All gifts and entertainment are reviewed to ensure that they are not inappropriate and that staff have not attempted to obtain undue influence from them.

Performance fees
Where an investment firm has clients with a performance fee arrangement there is a risk that those clients could be favored over clients without performance fees.

Mondrian charges fees as a proportion of assets under management. In a very limited number of situations, in addition to this fee basis, certain accounts also include a performance fee basis.

The potential conflict of interest arising from these fee arrangements is addressed by Mondrian’s procedures for the allocation of aggregated trades among clients. Investment opportunities are allocated totally independently of fee arrangements.

Side-by-side management of hedge funds (Mondrian Alpha Funds)
Where an investment manager has responsibility for managing long only portfolios alongside portfolios that can take short positions there is potential for a conflict of interest to arise between the two types of portfolio.

Mondrian acts as investment manager for two Fixed Income Alpha and one Equity Alpha fund. The Alpha Funds are permitted to take short positions and are also permitted to invest in some or all of the same securities that Mondrian manages for other clients.

Mondrian is satisfied that the investment styles of these different products significantly reduce the likelihood of a conflict of interest arising. However, Mondrian has a number of policies and procedures in place that are designed to ensure that any potential conflicts are correctly managed and monitored so that all clients are treated fairly.

Soft dollar arrangements
Where an investment manager has soft dollar arrangements in place with a broker/dealer there is a potential conflict of interest as trading volumes through that broker/dealer are usually important in ensuring that soft dollar targets are met.

As is typical in the investment management industry, Mondrian client funds are used to pay brokerage commissions for the execution of transactions in the client’s portfolio. As part of that execution service, brokers generally provide proprietary research to their clients as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; and providing information on economic factors and trends.

Proprietary research may be used by Mondrian in connection with its investment decision-making process with respect to one or more accounts managed by it, and it may or may not be used, or used exclusively, with respect to the account generating the brokerage.

With the exception of the receipt of proprietary research, Mondrian has no other soft dollar or commission sharing arrangements in place with brokers.

(7)	Donald Smith: Donald Smith & Co., Inc. is very sensitive to conflicts of interest that could possibly arise in its capacity of serving as an investment adviser. It remains committed to resolving any and all conflicts in the best interest of its clients.

Donald Smith & Co., Inc. is an independent investment advisor with no parent or subsidiary organizations. Additionally, it has no affiliated organizations, brokerage, nor any investment banking activities.

Clients include mutual funds, public and corporate pension plans, endowments and foundations, and other separate accounts. Donald Smith & Co., Inc. has put in place systems, policies and procedures, which have been designed to maintain fairness in portfolio management across all clients. Potential conflicts between funds or with other types of accounts are managed via allocation policies and procedures, internal review processes, and direct oversight by Donald G. Smith, President.

(8)	Tradewinds: Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one account. More specifically, portfolio managers who manage multiple accounts are presented with several potential conflicts, which is not intended to be an exhaustive list:

• The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Tradewinds seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most accounts managed by a portfolio manager in a particular investment strategy are managed using the same investment models.

Statement of Additional Information –            , 2010

• If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one account, an account may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, Tradewinds has adopted procedures for fairly allocating portfolio transactions across multiple accounts.

• With respect to many of its clients’ accounts, Tradewinds determines which broker to use to execute transaction orders, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts, Tradewinds may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Tradewinds may place separate, non-simultaneous, transactions for a Fund and other accounts which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other accounts.

• Some clients are subject to different regulations. As a consequence of this difference in regulatory requirements, some clients may not be permitted to engage in all the investment techniques or transactions or to engage in these transactions to the same extent as the other accounts managed by the portfolio manager. Finally, the appearance of a conflict of interest may arise where Tradewinds has an incentive, such as a performance-based management fee, which relates to the management of some accounts, with respect to which a portfolio manager has day-to-day management responsibilities.

Tradewinds has adopted certain compliance procedures which are designed to address these types of conflicts common among investment managers. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

(9)	BHMS: Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Fund). BHMS manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes and oversight by directors and independent third parties to ensure that no client, regardless of type or fee structure, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.

(10)	MetWest: MetWest Capital’s portfolio managers generally face two types of conflicts of interest: (1) conflicts between and among the interests of the various accounts they manage, and (2) conflicts between the interests of the accounts they manage and their own personal interests. The policies of MetWest Capital require that portfolio managers treat all accounts they manage equitably and fairly in the face of such real or potential conflicts, The management of multiple funds and other accounts may require the portfolio manager to devote less than all of his or her time to a fund, particularly if the funds and accounts have different objectives, benchmarks and time horizons. The portfolio manager may also be required to allocate his or her investment ideas across multiple funds and accounts. In addition, if a portfolio manager identifies a limited investment opportunity, such as an IPO that may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of that investment across all eligible funds and accounts. Further, security purchase and sale orders for multiple accounts often are aggregated for purpose of execution. Although such aggregation generally benefits clients, it may cause the price or brokerage costs to be less favorable to a particular client than if similar transactions were not being executed concurrently for other accounts. It may also happen that a fund’s adviser or sub-adviser will determine that it would be in the best interest, and consistent with the investment policies, of another account to sell a security (including by means of a short sale) that a fund holds long, potentially resulting in a decrease in the market value of the security held by the fund.

As noted above, portfolio managers may also experience certain conflicts between the interests of the accounts they manage and their own personal interests (which may include interests in advantaging MetWest Capital). The structure of a portfolio manager’s or an investment advisor’s compensation may create an incentive for the manager or advisor to favor accounts whose performance has a greater impact on such compensation. The portfolio manager may, for example, have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor such accounts. Similarly, if a portfolio manager holds a larger personal investment in one fund than he or she does in another, the portfolio manager may have an incentive to favor the fund in which he or she holds a larger stake. In general, MetWest Capital has policies and procedures to address the various potential conflicts of interest described above. It has policies and procedures designed to ensure that portfolio managers have sufficient time and resources to devote to the various accounts they manage. Similarly, it has policies and procedures designed to ensure that investments and investment opportunities are allocated fairly across accounts, and that the interests of client accounts are placed ahead of a portfolio manager’s personal interests. However, there is no guarantee that such procedures will detect or address each and every situation where a conflict arises.

(11)	Threadneedle: Threadneedle Investments portfolio managers may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions, and other pooled investment

Statement of Additional Information –            , 2010

vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades. In addition, the portfolio manager’s responsibilities at Threadneedle Investments include working as a securities analyst. This dual role may give rise to conflicts with respect to making investment decisions for accounts that he/she manages versus communicating his/her analyses to other portfolio managers concerning securities that he/she follows as an analyst.

Threadneedle Investments has a fiduciary responsibility to all of the clients for which it manages accounts. Threadneedle Investments seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. Threadneedle Investments has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

(12)	AllianceBernstein: As an investment adviser and fiduciary, AllianceBernstein owes its clients and shareholders an undivided duty of loyalty. We recognize that conflicts of interest are inherent in our business and accordingly have developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including AllianceBernstein Mutual Funds, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. We place the interests of our clients first and expect all of our employees to meet their fiduciary duties.

Employee Personal Trading
AllianceBernstein has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of AllianceBernstein own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, AllianceBernstein permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds through direct purchase, 401K/profit sharing plan investment and/or notionally in connection with deferred incentive compensation awards. AllianceBernstein’s Code of Ethics and Business Conduct requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by AllianceBernstein. The Code also requires preclearance of all securities transactions and imposes a 90 day holding period for securities purchased by employees to discourage short-term trading.

Managing Multiple Accounts for Multiple Clients
AllianceBernstein has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, AllianceBernstein’s policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. No investment professional that manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is not tied specifically to the performance of any particular client’s account, nor is it directly tied to the level or change in the level of assets under management.

Allocating Investment Opportunities
AllianceBernstein has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated

Statement of Additional Information –            , 2010

equitably among different clients. The investment professionals at AllianceBernstein routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

AllianceBernstein’s procedures are also designed to prevent potential conflicts of interest that may arise when AllianceBernstein has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which AllianceBernstein could share in investment gains.

To address these conflicts of interest, AllianceBernstein’s policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities. These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.

Structure of Compensation

(13)	Columbia Management: Portfolio manager compensation is typically comprised of (i) a base salary, (ii) an annual cash bonus, and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus and equity incentive awards are paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. Funding for the bonus pool is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the fund, and by the short term (typically one-year) and long-term (typically three-year, five-year and ten-year) performance of those accounts in relation to the relevant peer group universe. Funding for the bonus pool would also include a percentage of any performance fees earned on long/short mutual funds managed by the Team. With respect to hedge funds and separately managed accounts that follow a hedge fund mandate, funding for the bonus pool is a percentage of performance fees earned on the hedge funds or accounts managed by the portfolio managers. Senior management of Columbia Management has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager’s bonus paid from this portion of the bonus pool based on his/her performance as an employee. In addition, where portfolio managers invest in a hedge fund managed by the investment manager, they receive a cash reimbursement for the investment management fees charged on their hedge fund investments. Portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other Columbia Management employees. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, portfolio managers may also be eligible for other benefits or perquisites that are available to all Columbia Management employees at the same job level.

(14)	Columbia Management: The compensation of employees of the investment manager consists of (i) a base salary, (ii) an annual cash bonus, and (iii) equity incentive awards in the form of stock options and/or restricted stock. The annual cash bonus is based on management’s assessment of the employee’s performance relative to individual and business unit goals and objectives which, for portfolio manager Joy, may be based, in part, on achieving certain investment performance goals and retaining and attracting assets under management, and for portfolio manager Bergene, on developing competitive products, managing existing products, and selecting and monitoring subadvisers for the funds. In addition, subject to certain vesting requirements, the compensation of portfolio manager Joy includes an annual award based on the performance of Ameriprise Financial over rolling three-year periods. This program has been discontinued and the final award under this plan covers the three-year period that started in January 2007 and ended in December 2009. Portfolio managers are provided with a benefit package including life insurance, health insurance and participation in the company’s 401(k) plan comparable to that received by other employees of the investment manager. Depending upon their job level, portfolio managers may also be eligible for other benefits or perquisites that are available to all employees of investment manager at the same job level.

(15)	Columbia Management: Portfolio manager compensation is typically comprised of (i) a base salary, (ii) an annual cash bonus, and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash

Statement of Additional Information –            , 2010

bonus and equity incentive awards are paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. The bonus pool is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the fund, plus, where applicable, a percentage of the assets of the funds they support as research analysts, and by the short term (typically one-year) and long-term (typically three-year and five-year) performance of those accounts in relation to the relevant peer group universe. Funding for the bonus pool may also include a percentage of any performance fees earned on long/short mutual funds managed by the Team. One member of the team does not participate in the pool but instead receives a bonus based on management fees on one product and asset retention efforts associated with other products managed by the team. Senior management of the investment manager has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager’s bonus paid from this portion of the bonus pool based on his/her performance as an employee. Portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other employees of the investment manager. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, portfolio managers may also be eligible for other benefits or perquisites that are available to all employees of the investment manager at the same job level.

(16)	Turner: Turner’s investment professionals receive a base salary commensurate with their level of experience. Turner’s goal is to maintain competitive base salaries through review of industry standards, market conditions, and salary surveys. Bonus compensation, which is a multiple of base salary, is based on the performance of each individual’s sector and portfolio assignments relative to appropriate market benchmarks. In addition, each employee is eligible for equity awards. Turner believes this compensation provides incentive to attract and retain highly qualified people.

The objective performance criteria noted above accounts for 90% of the bonus calculation. The remaining 10% is based upon subjective, “good will” factors including teamwork, interpersonal relations, the individual’s contribution to overall success of the firm, media and client relations, presentation skills, and professional development. Portfolio managers/analysts are reviewed on an annual basis. The Chief Investment Officer, Robert E. Turner, CFA, is responsible for setting base salaries, bonus targets, and making all subjective judgments related to an investment professionals’ compensation.

(17)	Columbia Management: Portfolio manager compensation is typically comprised of (i) a base salary, (ii) an annual cash bonus, and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus and equity incentive awards are paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. The bonus pool is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the fund, plus, where applicable, a percentage of the assets of the funds they support as research analysts, and by the short term (typically one-year) and long-term (typically three-year) performance of those accounts in relation to the relevant peer group universe. Funding for the bonus pool may also include a percentage of any performance fees earned on long/short mutual funds managed by the Team. Senior management of The investment manager has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager’s bonus paid from this portion of the bonus pool based on his/her performance as an employee. Portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other employees of the investment manager. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, portfolio managers may also be eligible for other benefits or perquisites that are available to all employees of the investment manager at the same job level.

(18)	Columbia Management: Portfolio manager compensation is typically comprised of (i) a base salary, (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and may include (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus is paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. The bonus pool is determined by the aggregate market competitive bonus targets for the teams of which the portfolio manager is a member and by the short-term (typically one-year) and long-term (typically three-year) performance of those accounts in relation to applicable benchmarks or the relevant peer group universe. Senior management of the investment manager has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio

Statement of Additional Information –            , 2010

manager’s bonus paid from this portion of the bonus pool based on his/her performance as an employee. Portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other employees of the investment manager. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, portfolio managers may also be eligible for other benefits or perquisites that are available to all employees of the investment manager at the same job level.

Deferred Compensation Plans
Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.

(19)	Donald Smith: All employees at Donald Smith & Co., Inc. are compensated on incentive plans. The compensation for portfolio managers, analysts and traders at Donald Smith consists of a base salary, a partnership interest in the firm’s profits, and possibly an additional, discretionary bonus. This discretionary bonus can exceed 100% of the base salary if performance for clients exceeds established benchmarks. The current benchmark utilized is the Russell 2000 Value Index. Additional distribution of firm ownership is a strong motivation for continued employment at Donald Smith & Co., Inc. Administrative personnel are also given a bonus as a function of their contribution and the profitability of the firm.

(20)	BHMS: In addition to base salary, all portfolio managers and analysts at BHMS share in a bonus pool that is distributed semi-annually. Analysts and portfolio managers are rated on their value added to the team-oriented investment process. Overall compensation applies with respect to all accounts managed and compensation does not differ with respect to distinct accounts managed by a portfolio manager. Compensation is not tied to a published or private benchmark. It is important to understand that contributions to the overall investment process may include not recommending securities in an analyst’s sector if there are no compelling opportunities in the industries covered by that analyst.

The compensation of portfolio managers is not directly tied to fund performance or growth in assets for any fund or other account managed by a portfolio manager and portfolio managers are not compensated for bringing in new business. Of course, growth in assets from the appreciation of existing assets and/or growth in new assets will increase revenues and profit. The consistent, long-term growth in assets at any investment firm is to a great extent, dependent upon the success of the portfolio management team. The compensation of the portfolio management team at the Adviser will increase over time, if and when assets continue to grow through competitive performance.

(21)	MetWest: MetWest Capital’s compensation system is designed not only to attract and retain experienced, highly qualified investment personnel, but also to closely align employees’ interests with clients’ interests. Compensation for investment professionals consists of a base salary, bonus, and generous benefits. Benefits include a comprehensive insurance benefits program (medical, vision and dental), 401(k) plan with an employer-matched contribution. A material portion of each such professional’s annual compensation is in the form of a bonus tied to results relative to clients’ benchmarks and overall client satisfaction. Bonuses may range from 20% to over 100% of salary.

MetWest Capital’s compensation system is not determined on an account-specific basis. Rather, bonuses are tied to overall firm profitability and composite performance relative to the benchmark. The primary benchmark for the Small Cap Intrinsic Value strategy is the Russell 2000 Value Index. To reinforce long-term focus, performance is measured over MetWest Capital’s investment horizon (typically two to four years). Analysts are encouraged to maintain a long-term focus and are not compensated for the number of their recommendations that are purchased in the portfolio. Rather, their bonuses are tied to overall strategy performance.

Mr. Lisenbee is an owner of MetWest Capital. As such, his compensation consists of a fixed salary and participation in the firm’s profits.

(22)	Columbia Management: Portfolio manager compensation is typically comprised of (i) a base salary, (ii) an annual cash bonus and may include (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus is paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. Funding for the bonus pool is based upon a percentage of profits generated by the institutional portfolios they manage. Lynn Hopton and Yvonne Stevens may also be paid from a bonus pool based upon the performance of the mutual fund(s) they manage. Funding for this bonus pool is determined by a percentage of the aggregate assets under management in the mutual fund(s) they manage, and by the short term (typically one-year) and long-term (typically three-year) performance of the mutual fund(s) in relation to the relevant peer group universe. Senior management of Columbia Management has the discretion to increase or decrease the size of the bonus pool related to mutual funds and to determine the exact amount of each portfolio manager’s bonus paid from this portion of the bonus pool based on his/her performance as an employee. Senior management of Columbia Management does not have discretion over the size of the bonus pool related to institutional portfolios. Portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other Columbia Management employees.

Statement of Additional Information –            , 2010

Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, portfolio managers may also be eligible for other benefits or perquisites that are available to all Columbia Management employees at the same job level.

(23)	Columbia Management: Portfolio manager compensation is typically comprised of (i) a base salary, (ii) an annual cash bonus, and may include (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus, and in some instances the base salary, are paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. The bonus pool is determined by a percentage of the management fees on the accounts managed by the portfolio managers, including the fund. The percentage of management fees that fund the bonus pool is based on the short term (typically one-year) and long-term (typically three-year and five-year) performance of those accounts in relation to the relevant peer group universe. Funding for the bonus pool may also include a percentage of any performance fees earned on long/short mutual funds managed by the Team. With respect to hedge funds and separately managed accounts that follow a hedge fund mandate, funding for the bonus pool is a percentage of performance fees earned on the hedge funds or accounts managed by the portfolio managers. Portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other Columbia Management employees. Depending upon their job level, portfolio managers may also be eligible for other benefits or perquisites that are available to all Columbia Management employees at the same job level.

(24)	Columbia Management: As of the funds’ most recent fiscal year end, the portfolio managers received all of their compensation in the form of salary, bonus, stock options, restricted stock, and notional investments through an incentive plan, the value of which is measured by reference to the performance of the funds in which the account is invested. A portfolio manager’s bonus is variable and generally is based on (1) an evaluation of the portfolio manager’s investment performance and (2) the results of a peer and/or management review of the portfolio manager, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the investment manager generally considers the one, three and five year performance of mutual funds and other accounts managed by the portfolio manager relative to the benchmarks and peer groups noted below, emphasizing the portfolio manager’s three and five year performance. The investment manager also may consider a portfolio manager’s performance in managing client assets in sectors and industries assigned to the portfolio manager as part of his/her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group’s overall investment performance.

Performance Benchmarks:

Portfolio Manager	Fund(s)	Benchmark(s)	Peer Group
Alfred F. Alley III	RiverSource Disciplined Small and Mid Cap Equity	Russell 2500 Index	Lipper Mid-Cap Core Funds Classification
	RiverSource Disciplined Small Cap Value	Russell 200 Value Index	Lipper Small Cap Value Funds Classification
	RiverSource S&P 500 Index	S&P 500 Index	Lipper S&P 500 Index Objective Funds Classification
	RiverSource Small Company Index	S&P Small Cap 600 Index	Lipper Small-Cap Core Funds Classification
Anwiti Bahuguna, Colin Moore, Kent Peterson and Marie M. Schofield	Columbia Portfolio Builder Aggressive, Columbia Portfolio Builder Moderate Aggressive and Columbia Portfolio Builder Total Equity	S&P 500 Index	Lipper Large Cap Core Funds Classification
	Columbia Portfolio Builder Conservative	Barclays Capital U.S. Aggregate 1-3 Years Index and Blended: 80% Barclays Capital U.S. Aggregate 1-3 Years Index, 20% Barclays Capital U.S. Corporate High-Yield Bond Index	Lipper Mixed-Asset Target Allocation Conservative Funds Classification
	Columbia Portfolio Builder Moderate Conservative	S&P 500 Index and Barclays Capital U.S. Aggregate Bond Index	Lipper Mixed-Asset Target Allocation Conservative Funds Classification
	Columbia Portfolio Builder Moderate	S&P 500 Index and Barclays Capital U.S. Aggregate Bond Index	Lipper Mixed-Asset Target Allocation Growth Funds Classification

Statement of Additional Information –            , 2010

Portfolio Manager	Fund(s)	Benchmark(s)	Peer Group
	Columbia Retirement Plus Funds	S&P 500 Index, Russell 1000 Index, Russell 1000 Value Index, Barclays Capital U.S. Aggregate Bond Index, MSCI The World Index Net, and MSCI EAFE Index Net	N/A
	Columbia Strategic Allocation	S&P 500 Index and Barclays Capital Aggregate Bond Index	Lipper Mixed Asset Target Allocation Moderate Funds Classification
Brian M. Condon	Columbia Large Core Quantitative	S&P 500 Index	Lipper S&P 500 Index Objective Funds Classification
	Columbia Large Growth Quantitative	Russell 1000 Growth Index	Lipper Large Cap Growth Funds Classification
	Columbia Disciplined Large Value Quantitative	Russell 1000 Value Index	Lipper Large Cap Value Funds Classification
	RiverSource Disciplined Small and Mid Cap Equity	Russell 2500 Index	Lipper Mid Cap Core Funds Classification
	RiverSource Disciplined Small Cap Value	Russell 2000 Value Index	Lipper Small Cap Value Funds Classification
Fred Copper	RiverSource Disciplined International Equity	MSCI EAFE Value Index	Lipper International Multi-Cap Value Funds Classification
Wayne M. Collette, Lawrence W. Lin, George Myers and Brian D. Neigut	Seligman Capital	Russell MidCap TR and Russell MidCap Growth TR	Lipper Mid-Cap Growth Funds Classification
	Columbia Frontier	Russell 2000 TR and Russell 2000 Growth TR	Lipper Small Cap Growth Funds Classification
Peter Deininger and John Wilson	Seligman Growth	Russell 1000 Growth Index	Lipper Large-Cap Growth Funds Classification
Cheryl D’Hollander	RiverSource S&P 500 Index	S&P 500 Index	Lipper S&P 500 Index Objective Funds Classification
	RiverSource Small Company Index	S&P Small Cap 600 Index	Lipper Small-Cap Core Funds Classification
Michael E. Hoover	RiverSource Precious Metals and Mining	S&P North American Natural Resources Sector Index	Lipper Natural Resources Funds Classification
Arthur J. Hurley	RiverSource Real Estate	FTSE NAREIT Equity REITs Index	Lipper Real Estate Funds Classification
Laura A. Ostrander	RiverSource Strategic Income Allocation	Barclays Capital Government/Credit Bond Index and Blended Benchmark	Lipper Multi-Sector Income Funds Classification

(1)  A custom composite, established by the Advisor, consisting of a 35% weighting of the Barclays Capital U.S. Aggregate Bond Index, a 35% weighting of the JPMorgan Global High Yield Index, a 15% weighting of the Citigroup Non-U.S. World Government Bond Index — Unhedged and a 15% weighting of the JPMorgan EMBI Global Diversified Index.

The size of the overall bonus pool each year depends on, among other factors, the levels of compensation generally in the investment management industry (based on market compensation data) and the investment manager’s profitability for the year, which is largely determined by assets under management.

(25)	AllianceBernstein: AllianceBernstein’s compensation program for investment professionals is designed to be competitive and effective in order to attract and retain the highest caliber employees. The compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for our clients. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account, nor is compensation tied directly to the level or change in the level of assets under management. Investment professionals’ annual compensation is comprised of the following:

(i)	Fixed base salary: This is generally the smallest portion of compensation. The base salary is a relatively low, fixed salary within a similar range for all investment professionals. The base salary does not change significantly from year-to-year, and hence, is not particularly sensitive to performance.

(ii)	Discretionary incentive compensation in the form of an annual cash bonus: AllianceBernstein’s overall profitability determines the total amount of incentive compensation available to investment professionals. This portion of compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of an investment professional’s compensation, AllianceBernstein considers the contribution to his/her team or discipline as it relates to that team’s overall contribution to the long-term investment success, business results and strategy of AllianceBernstein. Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor or peer group funds or similar styles of investments, and appropriate, broad-based or specific market indices), and consistency of performance. There are no specific formulas used to determine this part of an investment professional’s compensation and the compensation is not tied to any

Statement of Additional Information –            , 2010

pre-determined or specified level of performance. AllianceBernstein also considers qualitative factors such as the complexity and risk of investment strategies involved in the style or type of assets managed by the investment professional; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of AllianceBernstein’s leadership criteria.

(iii)	Discretionary incentive compensation in the form of awards under AllianceBernstein’s Partners Compensation Plan (“deferred awards”): AllianceBernstein’s overall profitability determines the total amount of deferred awards available to investment professionals. The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus. Deferred awards, which are in the form of AllianceBernstein’s publicly traded securities, vest over a four-year period and are generally forfeited if the employee resigns or AllianceBernstein terminates his/her employment.

(iv)	Contributions under AllianceBernstein’s Profit Sharing/401(k) Plan: The contributions are based on AllianceBernstein’s overall profitability. The amount and allocation of the contributions are determined at the sole discretion of AllianceBernstein.

(26)	Mondrian: Mondrian has the following programs in place to retain key investment staff:

1. Competitive Salary — All investment professionals are remunerated with a competitive base salary.

2. Profit Sharing Bonus Pool — All Mondrian staff, including portfolio managers and senior officers, qualify for participation in an annual profit sharing pool determined by the company’s profitability (approximately 30% of profits).

3. Equity Ownership — Mondrian is ultimately controlled by a partnership of senior management and Hellman & Friedman LLC, an independent private equity firm. Mondrian is currently 67% owned by its senior employees, including the majority of investment professionals, senior client service officers, and senior operations personnel. The private equity funds sponsored by Hellman & Friedman LLC are passive, non-controlling minority investors in Mondrian and do not have day-to-day involvement in the management of Mondrian.

Incentives (Bonus and Equity Programs) focus on the key areas of research quality, long-term and short-term stock performance, teamwork, client service and marketing. As an individual’s ability to influence these factors depends on that individual’s position and seniority within the firm, so the allocation of participation in these programs will reflect this.

At Mondrian, the investment management of particular portfolios is not “star manager” based but uses a team system. This means that Mondrian’s investment professionals are primarily assessed on their contribution to the team’s effort and results, though with an important element of their assessment being focused on the quality of their individual research contribution.

Compensation Committee

In determining the amount of bonuses and equity awarded, Mondrian’s Board of Directors consults with the company’s Compensation Committee, who will make recommendations based on a number of factors including investment research, organization management, team work, client servicing and marketing.

Defined Contribution Pension Plan
All portfolio managers are members of the Mondrian defined contribution pension plan where Mondrian pays a regular monthly contribution and the member may pay additional voluntary contributions if they wish. The Plan is governed by Trustees who have responsibility for the trust fund and payments of benefits to members. In addition, the Plan provides death benefits for death in service and a spouse’s or dependant’s pension may also be payable.

Mondrian believes that this compensation structure, coupled with the opportunities that exist within a successful and growing business, are adequate to attract and retain high caliber employees.

(27)	Tradewinds: Tradewinds offers a highly competitive compensation structure with the purpose of attracting and retaining the most talented investment professionals. These professionals are rewarded through a combination of cash and long-term incentive compensation as determined by the firm’s executive committee. Total cash compensation (TCC) consists of both a base salary and an annual bonus that can be a multiple of the base salary. The firm annually benchmarks TCC to prevailing industry norms with the objective of achieving competitive levels for all contributing professionals.

Available bonus pool compensation is primarily a function of the firm’s overall annual profitability. Individual bonuses are based primarily on the following:

• Overall performance of client portfolios;

• Objective review of stock recommendations and the quality of primary research;

• Subjective review of the professional’s contributions to portfolio strategy, teamwork, collaboration and work ethic.

To further strengthen our incentive compensation package and to create an even stronger alignment to the long-term success of the firm, Tradewinds has made available to most investment professionals equity participation opportunities, the values of which are determined by the increase in profitability of Tradewinds over time.

Statement of Additional Information –            , 2010

Finally, some of our investment professionals have received additional remuneration as consideration for signing employment agreements. These agreements range from retention agreements to long-term employment contracts with significant non-solicitation and, in some cases, non-compete clauses.

(28)	Threadneedle: To align the interests of our investment staff with those of our clients the remuneration plan for senior individuals comprises basic salary, an annual profit share (linked to individual performance and the profitability of the company) and a Long Term Incentive Plan known as the Equity Incentive Plan (“EIP”) linked to measures of Threadneedle’s corporate success. Threadneedle believes this encourages longevity of service.

The split between each component varies between investment professionals and will be dependent on performance and the type of funds they manage.

The split of the profit share focuses on three key areas of success:

• Performance of own funds and research recommendations,

• Performance of all portfolios in the individual’s team,

• Broader contribution to the wider thinking of the investment team, e.g. idea generation, interaction with colleagues and commitment for example to assisting the sales effort.

Consideration of the individual’s general contribution is designed to encourage fund managers to think beyond personal portfolio performance and considers contributions made in:

• Inter-team discussions, including asset allocation, global sector themes and weekly investment meetings,

• Intra-team discussion, stock research and investment insights,

• Marketing support, including written material and presentations.

It is important to appreciate that in order to maximize an individual’s rating and hence their profit share, they need to score well in all areas. It is not sufficient to produce good personal fund performance without contributing effectively to the team and wider investment department. This structure is closely aligned with the Threadneedle’s investment principles of sharing ideas and effective communication.

(29)	Columbia Management: Portfolio manager compensation is typically comprised of (i) a base salary, (ii) an annual cash bonus, and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus and equity incentive awards are paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. The bonus pool is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the fund, plus, where applicable, a percentage of the assets of the funds they support as research analysts, and by the short term (typically one-year) and long-term (typically three-year) performance of those accounts in relation to the relevant peer group universe. Funding for the bonus pool may also include a percentage of any performance fees earned on long/short mutual funds managed by the Team. Senior management of Columbia Management has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager’s bonus paid from this portion of the bonus pool based on his/her performance as an employee. Portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other Columbia Management employees. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, portfolio managers may also be eligible for other benefits or perquisites that are available to all Columbia Management employees at the same job level.

Statement of Additional Information –            , 2010

ADMINISTRATIVE SERVICES

Each fund listed in the table below has an Administrative Services Agreement with Ameriprise Financial. Under this agreement, the fund pays Ameriprise Financial for providing administration and accounting services. The fee is calculated as follows:

Table 11. Administrative Services Agreement Fee Schedule

	Asset Levels and Breakpoints in Applicable Fees
		$500,000,001 –	$1,000,000,001 –	$3,000,000,001 –
Fund	$0 – 500,000,000	1,000,000,000	3,000,000,000	$12,000,000,000	12,000,000,001 +

Columbia Absolute Return Currency and Income
Columbia Asia Pacific ex-Japan
Columbia Emerging Markets Bond
Columbia Emerging Markets Opportunity
Columbia European Equity
Columbia Frontier
Columbia Global Bond
Columbia Global Equity
Columbia Global Extended Alpha
Columbia Multi-Advisor International Value
Columbia Multi-Advisor Small Cap Value
Columbia Select Smaller-Cap Value
Columbia Seligman Global Technology
Columbia Strategic Allocation

Columbia AMT-Free Tax-Exempt Bond
Columbia Diversified Bond
Columbia Floating Rate
Columbia High Yield Bond
Columbia Income Opportunities
Columbia Inflation Protected Securities
Columbia Limited Duration Credit
Columbia Minnesota Tax-Exempt
Columbia U.S. Government Mortgage

Columbia Diversified Equity Income
Columbia Dividend Opportunity
Columbia Equity Value
Columbia Government Money Market
Columbia Large Core Quantitative
Columbia Large Growth Quantitative
Columbia Large Value Quantitative
Columbia Mid Cap Growth Opportunity
Columbia Mid Cap Value Opportunity
Columbia Money Market
Columbia Select Large-Cap Value
Columbia Seligman Communications and Information

Columbia Income Builder Fund
Columbia Portfolio Builder Aggressive
Columbia Portfolio Builder Conservative
Columbia Portfolio Builder Moderate
Columbia Portfolio Builder Moderate Aggressive
Columbia Portfolio Builder Moderate Conservative

The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day.

Statement of Additional Information –            , 2010

TRANSFER AGENCY SERVICES

The funds have a Transfer Agency Agreement with Columbia Management Investment Services Corp. (the “transfer agent”) (formerly RiverSource Service Corporation) located at One Financial Center, Boston, MA 02111. This agreement governs the transfer agent’s responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the fund’s shares.

For Class A, Class B, Class C, Class R, Class R3, Class R4, Class R5, Class W, Class Y and Class Z, the transfer agent will earn an open account fee determined by multiplying the number of open accounts by the annual rate of $12.08. The annual per account fee is accrued daily and payable monthly. The fund will allocate the fee daily across their share classes based on the relative percentage of net assets of each class of shares.

In addition, for Class A, Class B, Class C, Class R, Class W and Class Z, the fund reimburses the transfer agent for the fees and expenses the transfer agent pays to financial intermediaries that maintain omnibus accounts with the fund subject to an annual limitation of 0.20% of the average aggregate value of the fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services, Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are reimbursed in an amount equal to $16.00 annually, calculated monthly based on the total number of positions in such account at the end of such month). For Class R3, Class R4 and Class R5, the fees paid to the transfer agent for expenses paid to financial intermediaries to maintain omnibus accounts are subject to an annual limitation of 0.05% of the net assets attributable to such shares. Class I does not pay transfer agency fees.

The fund also pays certain reimbursable out-of-pocket expenses to the transfer agent. The transfer agent also may retain as additional compensation for its services revenues for fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcripts due the transfer agent from fund shareholders and credits (net of bank charges) earned with respect to balances in accounts the transfer agent maintains in connection with its services to the funds. The fees paid to the transfer agent may be changed by the Board without shareholder approval.

PLAN ADMINISTRATION SERVICES

The funds that offer Class R3 and Class R4 shares have a Plan Administration Services Agreement with the transfer agent. Under the agreement the fund pays for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and Health Savings Accounts (HSAs).

The fee for services is equal on an annual basis to 0.25% of the average daily net assets of the fund attributable to each of Class R3 and R4.

The fees paid to the transfer agent may be changed by the Board without shareholder approval.

DISTRIBUTION SERVICES

Columbia Management Investment Distributors, Inc. (the “distributor”) (formerly RiverSource Fund Distributors, Inc.), an indirect wholly-owned subsidiary of Columbia Management, One Financial Center, Boston, MA 02111, serves as the funds’ principal underwriter and distributor. The fund’s shares are offered on a continuous basis. Under a Distribution Agreement, sales charges deducted for distributing fund shares are paid to the distributor daily.

Part of the sales charge may be paid to selling dealers who have agreements with the distributor. The distributor will retain the balance of the sales charge. At times the entire sales charge may be paid to selling dealers.

PLAN AND AGREEMENT OF DISTRIBUTION

To help defray the cost of distribution and/or servicing not covered by the sales charges received under the Distribution Agreement, the Legacy RiverSource funds approved a Plan of Distribution (the “Plan”) and entered into an agreement under the Plan pursuant to Rule 12b-1 under the 1940 Act. The Plan is a reimbursement plan whereby the fund pays the distributor a fee up to actual expenses incurred.

Statement of Additional Information –            , 2010

The table below shows the maximum annual distribution and/or service fees (as an annual percent of average daily net assets) and the combined amount of such fees (as an annual percent of average daily net assets) applicable to each share class of a Legacy RiverSource fund:

Share Class	Distribution Fee	Service Fee	Combined Total
Class A	up to 0.25%	up to 0.25%	0.25%(a)

Class B	0.75%	0.25%	1.00%(b)

Class C	0.75%	0.25%	1.00%(a)

Class I	None	None	None

Class R (formerly Class R2)	up to 0.50%	up to 0.25%	0.50%(a),(c)

Class R3	0.25%	0.25%(d)	0.50%(d)

Class R4	None	0.25%(d)	0.25%(d)

Class R5	None	None	None

Class W	up to 0.25%	up to 0.25%	0.25%(a)

Class Z	None	None	None

(a)	Fee amounts noted apply to all funds other than Columbia Money Market Fund, which, for each of Class A and Class W shares, pays distribution and service fees of 0.10%, and for Class C shares pays distribution fees of 0.75%. The distributor has voluntarily agreed, effective April 15, 2010, to waive the 12b-1 fees it receives from Class A, Class C, Class R (formerly Class R2) and Class W shares of Columbia Money Market Fund and from Class A, Class C and Class R (formerly Class R2) shares of Columbia Government Money Market Fund. Compensation paid to broker-dealers and other financial intermediaries may be suspended to the extent of the distributor’s waiver of the 12b-1 fees on these specific share classes of these funds.

(b)	Fee amounts noted apply to all funds other than Columbia Money Market Fund, which pays distribution fees of up to 0.75% and service fees of up to 0.10% for a combined total of 0.85%. Effective after the close of business on Sept. 3, 2010, Class B shares will be closed to new and existing investors.

(c)	The Legacy RiverSource funds have a distribution and shareholder service plan for Class R shares, which, prior to the close of business on Sept. 3, 2010, were known as Class R2 shares. For Class R shares, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.

(d)	The shareholder service fees for Class R3 and Class R4 shares are not paid pursuant to a 12b-1 plan. Under a Plan Administration Services Agreement, the funds’ Class R3 and Class R4 shares pay for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and health savings accounts.

The distribution and/or shareholder service fees for Class A, Class B, Class C, Class R (formerly Class R2), Class R3 and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the 1940 Act, and are to reimburse the distributor for certain expenses it incurs in connection with distributing the fund’s shares and directly or indirectly providing services to fund shareholders. These payments or expenses include providing distribution and/or shareholder service fees to selling and/or servicing agents that sell shares of the fund or provide services to fund shareholders. The distributor may retain these fees otherwise payable to selling and/or servicing agents if the amounts due are below an amount determined by the distributor in its discretion.

For the Legacy RiverSource funds, for Class A, Class B and Class W shares, the distributor begins to pay these fees immediately after purchase. For Class C shares, the distributor pays these fees in advance for the first 12 months. Selling and/or servicing agents also receive distribution fees up to 0.75% of the average daily net assets of Class C shares sold and held through them, which the distributor begins to pay 12 months after purchase. For Class B shares, and, for the first 12 months following the sale of Class C shares, the distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling and/or servicing agents, and to pay for other distribution related expenses. Selling and/or servicing agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.

If you maintain shares of the fund directly with the fund, without working directly with a financial advisor or selling and/or servicing agent, distribution and service fees are retained by the distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.

Over time, these distribution and/or shareholder service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The fund will pay these fees to the distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue in effect. The fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other additional fees for providing services to your account, which may be different from those described here.

Statement of Additional Information –            , 2010

PAYMENTS TO FINANCIAL INTERMEDIARIES

The distributor and its affiliates make or support additional cash payments out of their own resources (including profits earned from providing services to the funds) to financial intermediaries, including payment to affiliated broker-dealers, in connection with agreements between the distributor and financial intermediaries pursuant to which these financial intermediaries sell fund shares and provide services to their clients who are shareholders of the funds. These payments do not change the price paid by investors and fund shareholders for the purchase or ownership of shares of the funds, and these payments are not reflected in the fees and expenses of the funds, as they are not paid by the funds. These payments are in addition to fees paid by the funds to the distributor under 12b-1 plans, which fees may be used to compensate financial intermediaries for the distribution of fund shares and the servicing of fund shareholders, or paid by the funds to the transfer agent under the transfer agent agreement or plan administration agreement, which fees may be used to support networking or servicing fees to compensate financial intermediaries for supporting shareholder account maintenance, sub-accounting, plan recordkeeping or other services provided directly by the financial intermediary to shareholders or plans and plan participants, including retirement plans, 529 plans, Health Savings Account plans, or other plans, where participants beneficially own shares of the funds.

These payments are typically made pursuant to an agreement between the distributor and the financial intermediary, and are typically made in support of marketing and sales support efforts or program and shareholder servicing, as further described below. These payments are usually calculated based on a percentage of fund assets owned through the financial intermediary and/or as a percentage of fund sales attributable to the financial intermediary. Certain financial intermediaries require flat fees instead of or in addition to these asset-based fees as compensation for including or maintaining funds on their platforms, and, in certain situations, may require the reimbursement of ticket or operational charges — fees that a financial intermediary charges its representatives for effecting transactions in the funds. The amount of payment varies by financial intermediary, and often is significant. In addition, the amount of payments may differ based upon the type of fund sold or maintained; for instance, the amount of payments for an equity fund may differ from payments for a money-market or fixed income fund. Asset-based payments generally will be made in a range of up to 0.25% of assets or 0.25% of sales or some combination thereof. Exceptions to these general ranges will be considered on a case-by-case basis. Flat fees or annual minimum fees required by a financial intermediary in addition to such asset-based fees, are considered on a case-by-case basis.

Marketing and Sales Support
Payments may be paid in support of retail, institutional, plan or other fee-based advisory program distribution efforts. These payments are typically made by the distributor in its efforts to advertise to and/or educate the financial intermediary’s personnel, including its registered representatives, about the fund. As a result of these payments, the distributor may obtain a higher profile and greater visibility for the fund within the financial intermediary’s organization, including placement of the fund on the financial intermediary’s preferred or recommended list. The distributor may also obtain greater access to sales meetings, sales representatives, and management representatives of the financial intermediary, including potentially having increased opportunity for fund representatives to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and their clients and other events sponsored by the financial intermediary.

Program and Shareholder Servicing
Payments may be made in support of recordkeeping, reporting, transaction processing, and other plan administration services provided by a financial intermediary to or through retirement plans, 529 plans, Health Savings Account plans, or other plans or fee-based advisory programs but may also be made in support of certain retail advisory programs, including wrap programs. A financial intermediary may perform program services itself or may arrange with a third party to perform program services. These payments may also include services rendered in connection with fund selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services.

Below is a list of firms that the distributor and its affiliates make payments to for the above described services.

•	ACS HR Solutions

•	ADP Broker-Dealer, Inc.

•	American Century Investment Management, Inc. and American Century Investment Services, Inc.

•	Ameriprise Financial Services, Inc./American Enterprise Investment Services, Inc.

•	Associated Securities Corp.

•	Benefit Plans Administrative Services, Inc. and Community Bank System, Inc.

•	Boston Financial Data Services, Inc.

•	Charles Schwab Trust Company

•	Charles Schwab and Company, Inc.

•	Citigroup Global Markets Inc.

•	Columbia Management Advisors, LLC and Columbia Management Distributors, Inc.

•	Digital Retirement Solutions, Inc.

•	Expertplan, Inc.

•	Fidelity Brokerage Services/National Financial Services

Statement of Additional Information –            , 2010

•	Fidelity Investments Institutional Operations Company/Fidelity Investments Institutional Service Company

•	FTJ Fund Choice, LLC

•	GWFS Equities, Inc.

•	Hartford Life Insurance Company

•	Hartford Securities Distribution Company, Inc.

•	ICMA-RC Services LLC

•	ING Institutional Plan Services, LLC

•	ING Life Insurance and Annuity Company

•	J.P. Morgan Chase Bank, N.A.

•	J.P. Morgan Retirement Plan Services, LLC

•	John Hancock Life Insurance Company

•	John Hancock Life Insurance Company New York

•	Lincoln Retirement Services Company LLC

•	LPL Financial Corporation

•	Massachusetts Mutual Life Insurance Company (Mass Mutual/MML)

•	Mercer HR Services, LLC

•	Merrill Lynch Life Insurance Company

•	Merrill Lynch, Pierce, Fenner & Smith, Inc.

•	Mid Atlantic Capital Corporation

•	Minnesota Life Insurance Company

•	ML Life Insurance Company of New York

•	Morgan Stanley & Co., Inc.

•	MSCS Financial Services, LLC

•	Mutual Service Corporation

•	Nationwide Financial Services, Inc.

•	Newport Retirement Services, Inc.

•	NYLife Distributors LLC

•	Oppenheimer & Co. Inc.

•	Principal Life Insurance Company

•	Prudential Insurance Company of America/Prudential Investments Retirement Services

•	Prudential Investment Management Services LLC/Prudential Investments LLC

•	Raymond James & Associates, Inc. and Raymond James Financial Services, Inc.

•	RBC Capital Markets Corporation

•	Reliance Trust Company

•	The Retirement Plan Company, LLC

•	Securities America, Inc.

•	Standard Retirement Services, Inc.

•	TD Ameritrade Trust Company

•	The Princeton Retirement Group, Inc. and GPC Securities, Inc.

•	UBS Financial Services, Inc.

•	UVest Financial Services Group, Inc.

•	The Vanguard Group, Inc.

•	Vertical Management Systems, Inc.

•	Wachovia Bank NA

•	Waterstone Financial Group, Inc.

•	Wells Fargo Advisors Financial Network, LLC

•	Wells Fargo Bank N.A.

•	Wilmington Trust Company

•	Wilmington Trust Retirement and Institutional Services Company

Other Payments
The distributor and its affiliates may separately pay financial intermediaries in order to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other financial intermediary employees, client and investor events and other financial intermediary-sponsored events, and for travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, asset retention and due diligence trips. The amount of these payments varies depending upon the nature of the event. The distributor and its affiliates make payments for such events as they deem appropriate, subject to internal guidelines and applicable law.

From time to time, to the extent permitted by SEC and NASD rules and by other applicable laws and regulations, the distributor and its affiliates may make other reimbursements or payment to financial intermediaries or their registered representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial intermediaries and their representatives are subject. To the extent these are made as payments instead of reimbursement, they may provide profit to the financial intermediary to the extent the cost of such services was less than the actual expense of the service.

The financial intermediary through which you are purchasing or own shares of funds has been authorized directly or indirectly by the distributor to sell funds and/or to provide services to you as a shareholder of funds. Investors and current shareholders may wish to take such payment arrangements into account when considering and evaluating any recommendations they receive relating to fund shares.

If you have questions regarding the specific details regarding the payments your financial intermediary may receive from the distributor or its affiliates related to your purchase or ownership of funds, please contact your financial intermediary.

Statement of Additional Information –            , 2010

CUSTODIAN SERVICES

The funds’ securities and cash are held pursuant to a custodian agreement with JPMorgan Chase Bank, N.A. (JPMorgan), 1 Chase Manhattan Plaza, 19th Floor, New York, NY 10005. The custodian is permitted to deposit some or all of their securities in central depository systems as allowed by federal law. For its services, each fund pays its custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian’s out-of-pocket expenses.

As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of JPMorgan or in other financial institutions as permitted by law and by the fund’s custodian agreement.

BOARD SERVICES CORPORATION

The funds have an agreement with Board Services Corporation (Board Services) located at 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402. This agreement sets forth the terms of Board Services’ responsibility to serve as an agent of the funds for purposes of administering the payment of compensation to each Independent Director, to provide office space for use by the funds and their boards, and to provide any other services to the boards or the independent members, as may be reasonably requested.

Organizational Information

Each fund is an open-end management investment company. The funds’ headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

RiverSource Series Trust is a Massachusetts Business Trust organized Jan. 27, 2006.

SHARES

The shares of a fund represent an interest in that fund’s net assets only (and profits or losses), and, in the event of liquidation, each share of a fund would have the same rights to dividends and assets as every other share of that fund.

VOTING RIGHTS

As a shareholder in a fund, you have voting rights over the fund’s management and fundamental policies. You are entitled to vote based on your total dollar interest in the fund. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. Shares of the RiverSource and Threadneedle funds have cumulative voting rights with respect to the election of Board members. This means that you have as many votes as the dollar amount you own, including the fractional amount, multiplied by the number of members to be elected, all of which may, in the shareholder’s discretion, be voted for a single director. The Seligman funds do not provide for cumulative voting rights.

DIVIDEND RIGHTS

Dividends paid by a fund, if any, with respect to each applicable class of shares will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.

Statement of Additional Information –            , 2010

SHAREHOLDER LIABILITY

For funds organized as Massachusetts business trusts, under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for its obligation. However, the Declaration of Trust that establishes a trust, a copy of which, together with all amendments thereto (the “Declaration of Trust”), is on file with the office of the Secretary of the Commonwealth of Massachusetts for each applicable fund, contains an express disclaimer of shareholder liability for acts or obligations of the Trust, or of any fund in the Trust. The Declaration of Trust provides that, if any shareholder (or former shareholder) of a fund in the Trust is charged or held to be personally liable for any obligation or liability of the Trust, or of any fund in the Trust, solely by reason of being or having been a shareholder and not because of such shareholder’s acts or omissions or for some other reason, the Trust (upon request of the shareholder) shall assume the defense against such charge and satisfy any judgment thereon, and the shareholder or former shareholder (or the heirs, executors, administrators or other legal representatives thereof, or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled (but solely out of the assets of the fund of which such shareholder or former shareholder is or was the holder of shares) to be held harmless from and indemnified against all loss and expense arising from such liability.

The Declaration of Trust also provides that the Trust may maintain appropriate insurance (for example, fidelity bond and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually, but only upon the assets and property of the Trust, and that the Trustees will not be liable for any action or failure to act, errors of judgment, or mistakes of fact or law, but nothing in the Declaration of Trust or other agreement with a Trustee protects a Trustee against any liability to which he or she would otherwise be subject by reason of his or her willful bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. By becoming a shareholder of the fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Declaration of Trust.

Statement of Additional Information –            , 2010

Board Members and Officers

Shareholders elect a Board that oversees a fund’s operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following is a list of each fund’s Board members. Each Board member oversees 150 Columbia, RiverSource, Seligman and Threadneedle funds. Under current Board policy, members generally serve until the next Board meeting after he or she reaches the mandatory retirement age established by the Board, or the fifteenth anniversary of the first Board meeting they attended as members of the Board.

Table 12. Board Members

Independent Board Members

	Position held		Other present or
	with funds and	Principal occupation	past directorships	Committee
Name, address, age	length of service	during past five years	(within past 5 years)	memberships
Kathleen Blatz 901 S. Marquette Ave. Minneapolis, MN 55402 Age 56	Board member since 1/11/06	Chief Justice, Minnesota Supreme Court, 1998-2006; Attorney	None	Board Governance, Compliance, Investment Review, Audit

Arne H. Carlson 901 S. Marquette Ave. Minneapolis, MN 55402 Age 76	Board member since 1/5/99	Chair, RiverSource and Threadneedle funds, 1999-2006; former Governor of Minnesota	None	Board Governance, Compliance, Contracts, Executive, Investment Review

Pamela G. Carlton 901 S. Marquette Ave. Minneapolis, MN 55402 Age 56	Board member since 7/11/07	President, Springboard-Partners in Cross Cultural Leadership (consulting company)	None	Distribution, Investment Review, Audit

Patricia M. Flynn 901 S. Marquette Ave. Minneapolis, MN 55402 Age 59	Board member since 11/1/04	Trustee Professor of Economics and Management, Bentley University; former Dean, McCallum Graduate School of Business, Bentley University	None	Board Governance, Contracts, Investment Review

Anne P. Jones 901 S. Marquette Ave. Minneapolis, MN 55402 Age 75	Board member since 3/1/85	Attorney and Consultant	None	Board Governance, Compliance, Executive, Investment Review, Audit

Stephen R. Lewis, Jr. 901 S. Marquette Ave. Minneapolis, MN 55402 Age 71	Chair of the Board since 1/1/07, Board member since 1/1/02	President Emeritus and Professor of Economics, Carleton College	Valmont Industries, Inc. (manufactures irrigation systems)	Board Governance, Compliance, Contracts, Executive, Investment Review

John F. Maher 901 S. Marquette Ave. Minneapolis, MN 55402 Age 67	Board member since 12/10/08	Retired President and Chief Executive Officer and former Director, Great Western Financial Corporation (financial services), 1986-1997	None	Distribution, Investment Review, Audit

Catherine James Paglia 901 S. Marquette Ave. Minneapolis, MN 55402 Age 58	Board member since 11/1/04	Director, Enterprise Asset Management, Inc. (private real estate and asset management company)	None	Board Governance, Compliance, Contracts, Executive, Investment Review

Leroy C. Richie 901 S. Marquette Ave. Minneapolis, MN 55402 Age 69	Board member since 11/11/08	Counsel, Lewis & Munday, P.C. since 2004; former Vice President and General Counsel, Automotive Legal Affairs, Chrysler Corporation	Digital Ally, Inc. (digital imaging); Infinity, Inc. (oil and gas exploration and production); OGE Energy Corp. (energy and energy services)	Contracts, Distribution, Investment Review

Statement of Additional Information –            , 2010

	Position held		Other present or
	with funds and	Principal occupation	past directorships	Committee
Name, address, age	length of service	during past five years	(within past 5 years)	memberships
Alison Taunton-Rigby 901 S. Marquette Ave. Minneapolis, MN 55402 Age 66	Board member since 11/13/02	Chief Executive Officer and Director, RiboNovix, Inc. since 2003 (biotechnology); former President, Aquila Biopharmaceuticals	Idera Pharmaceuticals, Inc. (biotechnology); Healthways, Inc. (health management programs)	Contracts, Distribution, Executive, Investment Review

Board Member Affiliated with the Investment Manager*

Position held
	with funds and	Principal occupation	Other present or past directorships	Committee
Name, address, age	length of service	during past five years	(within past 5 years)	memberships
William F. Truscott 53600 Ameriprise Financial Center Minneapolis, MN 55474 Age 50	Board member since 11/7/01, Vice President since 2002	Chairman of the Board, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since May 2010 (previously President, Chairman of the Board and Chief Investment Officer, 2001-April 2010); Senior Vice president, Atlantic Funds, Columbia Funds and Nations Funds since May 2010; Chief Executive Officer, U.S. Asset Management & President – Annuities, Ameriprise Financial, Inc. since May 2010 (previously President – U.S. Asset Management and Chief Investment Officer, 2005-April 2010 and Senior Vice President – Chief Investment Officer, 2001-2005); Director, President and Chief Executive Officer, Ameriprise Certificate Company since 2006; Director, Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) since May 2010 (previously Chairman of the Board and Chief Executive Officer, 2008-April 2010); Chairman of the Board and Chief Executive Officer, RiverSource Distributors, Inc. since 2006	None	None

*	Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the investment manager or Ameriprise Financial.

Statement of Additional Information –            , 2010

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the funds’ other officers are:

Table 13. Fund Officers

Position held
	with funds and	Principal occupation
Name, address, age	length of service	during past five years
J. Kevin Connaughton One Financial Center Boston, MA 02111 Age 46	President since 5/1/10	Senior Vice President and General Manager – Mutual Fund Products, Columbia Management Investment Advisers, LLC since May 2010; President, Columbia Funds since 2009 (previously Senior Vice President and Chief Financial Officer, June 2008 - January 2009); President, Atlantic Funds and Nations Funds since 2009; Managing Director of Columbia Management Advisors, LLC, December 2004 - April 2010; Treasurer, Columbia Funds, October 2003 - May 2008; Treasurer, the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000 - December 2006; Senior Vice President – Columbia Management Advisors, LLC, April 2003 - December 2004; President, Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004 - October 2004

Amy K. Johnson 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 46	Vice President since 12/5/06	Senior Vice President and Chief Operating Officer, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since May 2010 (previously Chief Administrative Officer, 2009 – April 2010 and Vice President – Asset Management and Trust Company Services, 2006–2009 and Vice President – Operations and Compliance, 2004-2006); Senior Vice President, Columbia Funds, Atlantic Funds and Nations Funds since May 2010

Jeffrey P. Fox 105 Ameriprise Financial Center Minneapolis, MN 55474 Age 55	Treasurer since 7/10/02	Chief Financial Officer, Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) and of Seligman Data Corp. since 2008; Vice President – Investment Accounting, Ameriprise Financial, Inc. since 2002; Chief Financial Officer, RiverSource Distributors, Inc. since 2006

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 51	Vice President, General Counsel and Secretary since 12/5/06	Chief Legal Officer and Assistant Secretary, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since June 2005; Vice President and Lead Chief Counsel – Asset Management, Ameriprise Financial, Inc. since May 2010 (previously Vice President and Chief Counsel – Asset Management, 2005-April 2010 and Vice President – Asset Management Compliance, 2004-2005); Senior Vice President, Secretary and Chief Legal Officer, Atlantic Funds, Columbia Funds and Nations Funds since May 2010; Vice President, Chief Counsel and Assistant Secretary, Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) since 2008; Vice President, General Counsel and Secretary, Ameriprise Certificate Company since 2005; Chief Counsel, RiverSource Distributors, Inc. since 2006

Michael A. Jones 100 Federal Street Boston, MA 02110 Age 51	Vice President since 5/1/10	Director and President, Columbia Management Investment Advisers, LLC since May 2010; President and Director, Columbia Management Investment Distributors, Inc. since May 2010; Senior Vice President, Atlantic Funds, Columbia Funds and Nations Funds since May 2010; Manager, Chairman, Chief Executive Officer and President, Columbia Management Advisors, LLC, 2007 – April 2010; Chief Executive Officer, President and Director, Columbia Management Distributors, Inc., 2006 – April 2010; former Co-President and Senior Managing Director, Robeco Investment Management

Statement of Additional Information –            , 2010

Position held
	with funds and	Principal occupation
Name, address, age	length of service	during past five years
Colin Moore One Financial Center Boston, MA 02111 Age 52	Vice President since 5/1/10	Chief Investment Officer, Columbia Management Investment Advisers, LLC since May 2010; Senior Vice President, Atlantic Funds, Columbia Funds and Nations Funds since May 2010; Manager, Managing Director and Chief Investment Officer, Columbia Management Advisors, LLC, 2007- April 2010; Head of Equities, Columbia Management Advisors, LLC, 2002-Sept. 2007

Linda Wondrack One Financial Center Boston, MA 02111 Age 46	Chief Compliance Officer since 5/1/10	Vice President and Chief Compliance Officer, Columbia Management Investment Advisers, LLC since May 2010; Chief Compliance Officer, Columbia Funds since 2007; Senior Vice President and Chief Compliance Officer, Atlantic Funds and Nations Funds since 2007; Director (Columbia Management Group, LLC and Investment Product Group Compliance), Bank of America, June 2005 - April 2010; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management (investment management), August 2004 - May 2005

Neysa M. Alecu 2934 Ameriprise Financial Center Minneapolis, MN 55474 Age 46	Money Laundering Prevention Officer since 11/9/05 and Identity Theft Prevention Officer since 2008	Anti – Money Laundering Officer, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since 2008; Vice President – Compliance, Ameriprise Financial, Inc. since 2008; Anti-Money Laundering Officer and Identity Theft Prevention Officer, Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) since 2008; Anti-Money Laundering Officer, Ameriprise Financial, Inc. since 2005; Compliance Director, Ameriprise Financial, Inc., 2004-2008;

Responsibilities of Board with respect to fund management
The Board is chaired by an Independent Director who has significant additional responsibilities compared to the other Board members, including, among other things: setting the agenda for Board meetings, communicating and meeting regularly with Board members between Board and committee meetings on fund-related matters with the funds’ Chief Compliance Officer, counsel to the Independent Directors, and representatives of the funds’ service providers and overseeing Board Services. The Board initially approves an Investment Management Services Agreement and other contracts with the investment manager and its affiliates, and other service providers. Once the contracts are approved, the Board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the Board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the Board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and the investment manager’s profitability in order to determine whether to continue existing contracts or negotiate new contracts. The Board also oversees fund risks, primarily through the functions (described below) performed by the Investment Review Committee, the Audit Committee and the Compliance Committee.

Committees of the Board
The Board has organized the following standing committees to facilitate its work: Board Governance Committee, Compliance Committee, Contracts Committee, Distribution Committee, Executive Committee, Investment Review Committee and Audit Committee. These Committees are comprised solely of Independent Directors (persons who are not “interested persons” of the fund as that term is defined in the 1940 Act. The table above describing each Director also includes their respective committee memberships. The duties of these committees are described below.

Mr. Lewis, as Chair of the Board, acts as a point of contact between the Independent Directors and the investment manager between Board meetings in respect of general matters.

Board Governance Committee — Recommends to the Board the size, structure and composition of the Board and its committees; the compensation to be paid to members of the Board; and a process for evaluating the Board’s performance. The committee also reviews candidates for Board membership including candidates recommended by shareholders. The committee also makes recommendations to the Board regarding responsibilities and duties of the Board, oversees proxy voting and supports the work of the Board Chair in relation to furthering the interests of the Funds and their shareholders on external matters. The committee also reviews candidates for Board membership, including candidates recommended by shareholders.

Statement of Additional Information –            , 2010

To be considered as a candidate for director, recommendations must include a curriculum vitae and be mailed to the Chair of the Board, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. To be timely for consideration by the committee, the submission, including all required information, must be submitted in writing not less than 120 days before the date of the proxy statement for the previous year’s annual meeting of shareholders, if such a meeting is held. The committee will consider only one candidate submitted by such a shareholder or group for nomination for election at a meeting of shareholders. The committee will not consider self-nominated candidates or candidates nominated by members of a candidate’s family, including such candidate’s spouse, children, parents, uncles, aunts, grandparents, nieces and nephews.

The committee will consider and evaluate candidates submitted by the nominating shareholder or group on the basis of the same criteria as those used to consider and evaluate candidates submitted from other sources. The committee may take into account a wide variety of factors in considering director candidates, including (but not limited to): (i) the candidate’s knowledge in matters relating to the investment company industry; (ii) any experience possessed by the candidate as a director or senior officer of other public or private companies; (iii) the candidate’s educational background; (iv) the candidate’s reputation for high ethical standards and personal and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills and qualifications; (vi) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly, work collaboratively with other members of the Board and carry out his or her duties in the best interests of the fund; (vii) the candidate’s ability to qualify as an independent director; and (viii) such other criteria as the committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies or other factors.

Members of the committee (and/or the Board) also meet personally with each nominee to evaluate the candidate’s ability to work effectively with other members of the Board, while also exercising independent judgment. Although the Board does not have a formal diversity policy, the Board endeavors to comprise itself of members with a broad mix of professional and personal backgrounds. Thus, the committee and the Board accorded particular weight to the individual professional background of each Independent Director, as encapsulated in their bios included above in Table 26.

The Board believes that the funds are well-served by a Board, the membership of which consists of persons that represent a broad mix of professional and personal backgrounds. In considering nominations, the Committee takes the following matrix into account in assessing how a candidate’s professional background would fit into the mix of experiences represented by the then-current Board.

PROFESSIONAL BACKGROUND — 2010
Audit
		For Profit;	Non-Profit;						Committee;
		CIO/CFO;	Government;		Legal;			Distribution;	Financial
Name	Geographic	CEO/COO	CEO	Investment	Regulatory	Political	Academic	Marketing	Expert
Blatz	MN		X		X	X

Carlson	MN		X			X

Carlton	NY			X	X				X

Flynn	MA						X

Jones	MD				X				X

Lewis	MN		X				X

Maher	CT	X		X					X

Paglia	NY	X		X					X

Richie	MI	X			X

Taunton-Rigby	MA	X		X					X

With respect to the directorship of Mr. Truscott, who is not an Independent Director, the committee and the Board have concluded that having a senior member of the investment manager serve on the Board can facilitate the Independent Directors’ increased access to information regarding the funds’ investment manager, which is the funds’ most significant service provider.

Compliance Committee — Supports the funds’ maintenance of a strong compliance program by providing a forum for Independent Directors to consider compliance matters impacting the Funds or their key service providers; developing and implementing, in coordination with the funds’ Chief Compliance Officer (CCO), a process for the review and consideration of compliance reports that are provided to the Boards; and providing a designated forum for the funds’ CCO to meet with Independent Directors on a regular basis to discuss compliance matters.

Statement of Additional Information –            , 2010

Contracts Committee — Reviews and oversees the contractual relationships with service providers. Receives and analyzes reports covering the level and quality of services provided under contracts with the fund and advises the Board regarding actions taken on these contracts during the annual review process.

Distribution Committee — Reviews and supports product development, marketing, sales activity and practices related to the funds and will report to the Board as appropriate.

Executive Committee — Acts for the Board between meetings of the Board.

Investment Review Committee — Reviews and oversees the management of the funds’ assets. Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the Board.

Audit Committee — Oversees the accounting and financial reporting processes of the funds and internal controls over financial reporting. Oversees the quality and integrity of the funds’ financial statements and independent audits as well as the funds’ compliance with legal and regulatory requirements relating to the funds’ accounting and financial reporting, internal controls over financial reporting and independent audits. The committee also makes recommendations regarding the selection of the funds’ independent auditor and reviews and evaluates the qualifications, independence and performance of the auditor. The committee oversees the funds’ risks by, among other things, meeting with the funds’ internal auditors, establishing procedures for the confidential, anonymous submission by employees of concerns about accounting or audit matters, and overseeing the funds’ Disclosure Controls and Procedures.

BOARD MEMBER HOLDINGS

The following table shows the Board members’ dollar range of equity securities beneficially owned on Dec. 31, 2009 of the aggregate dollar range of equity securities of all funds overseen by the Board members.

Table 14. Board Member Holdings — All Funds

Based on net asset values as of Dec. 31, 2009:

Aggregate dollar range of equity securities of all
Board member	funds in the Family of Funds overseen by Board member
Kathleen Blatz	Over $100,000

Arne H. Carlson	Over $100,000

Pamela G. Carlton	Over $100,000*

Patricia M. Flynn	Over $100,000*

Anne P. Jones	Over $100,000

Stephen R. Lewis, Jr.	Over $100,000*

John F. Maher	Over $100,000*

Catherine James Paglia	Over $100,000*

Leroy C. Richie	Over $100,000

Alison Taunton-Rigby	Over $100,000

William F. Truscott	Over $100,000

*	Includes deferred compensation invested in share equivalents.

COMPENSATION OF BOARD MEMBERS

The Independent Directors determine the amount of compensation that they receive, including the amount paid to the Chair of the Board. In determining compensation for the Independent Directors, the Independent Directors take into account a variety of factors including, among other things, their collective significant work experience (e.g., in business and finance, government or academia). The Independent Directors also recognize that these individuals’ advice and counsel are in demand by other organizations, that these individuals may reject other opportunities because the time demands of their duties as Independent Directors, and that they undertake significant legal responsibilities. The Independent Directors also consider the compensation paid to independent board members of other mutual fund complexes of comparable size. In determining the compensation paid to the Chair, the Independent Directors take into account, among other things, the Chair’s significant additional responsibilities (e.g., setting the agenda for Board meetings, communicating or meeting regularly with the Funds’ Chief Compliance Officer, Counsel to the Independent Directors, and the Funds’ service providers) which result in a significantly greater time commitment required of the Board Chair. The Chair’s compensation, therefore, has generally been set at a level between 2.5 and 3 times the level of compensation paid to other independent Board members.

Statement of Additional Information –            , 2010

Effective Jan. 1, 2010, independent Board members will be paid an annual retainer of $125,000. Committee and sub- committee Chairs each receive an additional annual retainer of $5,000. In addition, Independent Board Directors are paid the following fees for attending Board and committee meetings: $5,000 per day of in-person Board meetings and $2,500 per day of in-person committee or sub-committee meetings (if such meetings are not held on the same day as a Board meeting). Independent Directors are not paid for special meetings conducted by telephone. In 2010, the Board’s Chair will receive total annual cash compensation of $430,000.

The Independent Directors may elect to defer payment of up to 100% of the compensation they receive in accordance with a Deferred Compensation Plan (the Deferred Plan). Under the Deferred Plan, a Board member may elect to have his or her deferred compensation treated as if they had been invested in shares of one or more RiverSource, Seligman or Threadneedle funds in the Fund Family and the amount paid to the Board member under the Deferred Plan will be determined based on the performance of such investments. Distributions may be taken in a lump sum or over a period of years. The Deferred Plan will remain unfunded for federal income tax purposes under the Internal Revenue Code of 1986, as amended. It is anticipated that deferral of Board member compensation in accordance with the Deferred Plan will have, at most, a negligible impact on fund assets and liabilities.

The funds, Columbia Management, unaffiliated and affiliated subadvisers, and Columbia Management Investment Distributors, Inc. have each adopted a Code of Ethics (collectively, the “Codes”) and related procedures reasonably designed to prevent violations of Rule 204A-1 under the Investment Advisers Act of 1940 and Rule 17j-1 under the 1940 Act. The Codes contain provisions reasonably necessary to prevent a fund’s access persons from engaging in any conduct prohibited by paragraph (b) of Rule 17j-1, which indicates that it is unlawful for any affiliated person of or principal underwriter for a fund, or any affiliated persons of an investment adviser of or principal underwriter for a fund, in connection with the purchase or sale, directly or indirectly, by the person of a security held or to be acquired by a fund (i) to employ any device, scheme or artifice to defraud a fund; (ii) to make any untrue statement of a material fact to a fund or omit to state a material fact necessary in order to make the statements made to a fund, in light of the circumstance under which they are made, not misleading; (iii) to engage in any act, practice or course of business that operates or would operate as a fraud or deceit on a fund; or (iv) to engage in any manipulative practice with respect to a fund. The Codes prohibit personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the funds.

Copies of the Codes are on public file with the SEC and can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. The information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Copies of the Codes are also available on the EDGAR Database on the SEC’s Internet site at www.sec.gov. Copies of the Codes may also be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, DC 20549-0102.

Statement of Additional Information –            , 2010

Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the 1940 Act. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the “District Court”). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the “Eighth Circuit”) on Aug. 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the “Supreme Court”), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Independent Registered Public Accounting Firm

The financial statements, when available, will be audited by the independent registered public accounting firm, Ernst & Young LLP, 220 South 6th Street, Suite 1400, Minneapolis, MN 55402. The independent registered public accounting firm also provides other accounting and tax-related services as requested by the funds.

Statement of Additional Information –            , 2010

Appendix A

DESCRIPTION OF RATINGS

Standard & Poor’s Long-Term Debt Ratings.
A Standard & Poor’s corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

•	Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

•	Nature of and provisions of the obligation.

•	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Investment Grade
Debt rated AAA has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade
Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Statement of Additional Information –                    , 2010

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody’s Long-Term Debt Ratings
Aaa – Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa – Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A – Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa – Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba – Bonds that are rated Ba are judged to have speculative elements – their future cannot be considered as well- assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B – Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa – Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca – Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C – Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch’s Long-Term Debt Ratings
Fitch’s bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch’s assessment of the issuer’s ability to meet the obligations of a specific debt issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer’s future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

Investment Grade
AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

Statement of Additional Information –                    , 2010

AA: Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Speculative Grade
BB: Bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

SHORT-TERM RATINGS

Standard & Poor’s Commercial Paper Ratings
A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1	This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2	Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3	Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B	Issues are regarded as having only speculative capacity for timely payment.

C	This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D	Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

Standard & Poor’s Muni Bond and Note Ratings
An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Statement of Additional Information –                    , 2010

Note rating symbols and definitions are as follows:

SP-1	Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	Speculative capacity to pay principal and interest.

Municipal bond rating symbols and definitions are as follows:

Standard & Poor’s rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor’s rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor’s rating SP-3 indicates speculative capacity to pay principal and interest.

Moody’s Short-Term Ratings
Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody’s Short-Term Muni Bonds and Notes
Short-term municipal bonds and notes are rated by Moody’s. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody’s MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody’s MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody’s MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody’s MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Fitch’s Short-Term Ratings
Fitch’s short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The

Statement of Additional Information –                    , 2010

short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer’s obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.

Statement of Additional Information –                    , 2010

Appendix B

STATE TAX-EXEMPT FUNDS
STATE RISK FACTORS

The State Tax-Exempt Funds invest primarily in the municipal securities issued by a single state and political sub-divisions that state. Each Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. This vulnerability to factors affecting the state’s tax- exempt investments will be significantly greater than that of more geographically diversified funds, which may result in greater losses and volatility. Because of the relatively small number of issuers of tax-exempt securities, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss by investing in a few issuers than a fund that invests more broadly. At times, the Fund and other accounts managed by the investment manager may own all or most of the debt of a particular issuer. This concentration of ownership may make it more difficult to sell, or to determine the fair value of, these investments. In addition, a Fund may concentrate in a segment of the tax-exempt debt market, such as revenue bonds for health care facilities, housing or airports. These investments may cause the value of a fund’s shares to change more than the values of funds’ shares that invest in more diversified investments. The yields on the securities in which the Fund invests generally are dependent on a variety of factors, including the financial condition of the issuer or other obligor, the revenue source from which the debt service is payable, general economic and monetary conditions, conditions in the relevant market, the size of a particular issue, the maturity of the obligation, and the rating of the issue. In addition to such factors, geographically concentrated securities will experience particular sensitivity to local conditions, including political and economic changes, adverse conditions to an industry significant to the area, and other developments within a particular locality. Because many tax-exempt bonds may be revenue or general obligations of local governments or authorities, ratings on tax-exempt bonds may be different from the ratings given to the general obligation bonds of a particular state.

Certain events may adversely affect all investments within a particular market segment of the market. Examples include litigation, legislation or court decisions, concerns about pending or contemplated litigation, legislation or court decisions, or lower demand for the services or products provided by a particular market segment. Investing mostly in state-specific tax-exempt investments makes the Fund more vulnerable to that state’s economy and to factors affecting tax-exempt issuers in that state than would be true for more geographically diversified funds. These risks include, among others:

•	the inability or perceived inability of a government authority to collect sufficient tax or other revenues to meet its payment obligations;

•	natural disasters and ecological or environmental concerns;

•	the introduction of constitutional or statutory limits on a tax-exempt issuer’s ability to raise revenues or increase taxes;

•	the inability of an issuer to pay interest on or repay principal or securities in which the funds invest during recessionary periods; and

•	economic or demographic factors that may cause a decrease in tax or other revenues for a government authority or for private operators of publicly financed facilities.

More information about state specific risks may be available from official state resources.

Statement of Additional Information –                    , 2010
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Appendix C

Class A – Calculation of the Sales Charge
Sales charges are determined as shown in the following table. The table is organized by investment category. You can find your fund’s investment category in Table 1.

	Sales charge(a) as a percentage of:
		Public offering	Net amount
Fund category	Total market value	price(b)	invested
	$0 – $49,999	5.75%	6.10%

	$50,000 – $99,999	4.50%	4.71%

	$100,000 – $249,999	3.50%	3.63%

Balanced, Equity, Fund-of-funds – equity	$250,000 – $499,999	2.50%	2.56%

	$500,000 – $999,999	2.00%	2.04%

	$1,000,000 or more(c),(d)	0.00%	0.00%

	$0 – $49,999	4.75%	4.99%

	$50,000 – $99,999	4.25%	4.44%

Fund-of-funds – fixed income, State tax-exempt fixed income, Taxable fixed income, Tax-exempt fixed income	$100,000 – $249,999	3.50%	3.63%

	$250,000 – $499,999	2.50%	2.56%

	$500,000 – $999,999	2.00%	2.04%

	$1,000,000 or more(c),(d)	0.00%	0.00%

For Columbia Absolute Return Currency and Income Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund, Columbia Limited Duration Credit Fund	$0 – $99,999	3.00%	3.09%

	$100,000 – $249,999	2.50%	2.56%

	$250,000 – $499,999	2.00%	2.04%

	$500,000 – $999,999	1.50%	1.52%

	$1,000,000 or more(c),(d)	0.00%	0.00%

(a)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(b)	Purchase price includes the sales charge.

(c)	Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the distributor may pay a selling and/or servicing agent the following out of its own resources: 1.00% on purchases from $1 million up to but not including $3 million; 0.50% on purchases of $3 million up to but not including $50 million; and 0.25% on amounts of $50 million or more. The distributor may be reimbursed if a CDSC is deducted when the shares are redeemed.

(d)	For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the distributor the following sales commissions on purchases that are coded as commission eligible trades: 1.00% on all purchases up to but not including $3 million, including those in amounts of less than $1 million; up to 0.50% on all purchases of $3 million up to but not including $50 million; and up to 0.25% on all purchases of $50 million or more.

Statement of Additional Information –                    , 2010
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Appendix D

Legacy Columbia Funds

Legacy Columbia funds are funds that were branded Columbia or Columbia Acorn prior to Sept. 27, 2010.

Columbiasm Acorn® Fund
Columbiasm Acorn International®
Columbiasm Acorn International Select®
Columbiasm Acorn Select®
Columbiasm Acorn USA®
Columbia Asset Allocation Fund
Columbia Asset Allocation Fund II
Columbia Balanced Fund
Columbia Blended Equity Fund
Columbia Bond Fund
Columbia California Intermediate Municipal Bond Fund
Columbia California Tax-Exempt Fund
Columbia Connecticut Intermediate Municipal Bond Fund
Columbia Connecticut Tax-Exempt Fund
Columbia Conservative High Yield Fund
Columbia Contrarian Core Fund
Columbia Convertible Securities Fund
Columbia Core Bond Fund
Columbia Corporate Income Fund (formerly known as Columbia Income Fund)
Columbia Disciplined Value Fund
Columbia Dividend Income Fund
Columbia Emerging Markets Fund
Columbia Energy and Natural Resources Fund
Columbia Federal Securities Fund
Columbia Georgia Intermediate Municipal Bond Fund
Columbia Global Value Fund
Columbia Greater China Fund
Columbia High Income Fund
Columbia High Yield Municipal Fund
Columbia High Yield Opportunity Fund
Columbia Intermediate Bond Fund
Columbia Intermediate Municipal Bond Fund
Columbia International Bond Fund
Columbia International Growth Fund
Columbia International Stock Fund
Columbia International Value Fund
Columbia Large Cap Core Fund
Columbia Large Cap Enhanced Core Fund
Columbia Large Cap Growth Fund
Columbia Large Cap Index Fund
Columbia Large Cap Value Fund
Columbia Liberty Fund
Columbia LifeGoal® Balanced Growth Portfolio
Columbia LifeGoal® Growth Portfolio
Columbia LifeGoal® Income and Growth Portfolio
Columbia LifeGoal® Income Portfolio
Columbia Marsico 21st Century Fund
Columbia Marsico Focused Equities Fund
Columbia Marsico Global Fund
Columbia Marsico Growth Fund
Columbia Marsico International Opportunities Fund
Columbia Maryland Intermediate Municipal Bond Fund
Columbia Massachusetts Intermediate Municipal Bond Fund
Columbia Massachusetts Tax-Exempt Fund
Columbia Masters International Equity Portfolio
Columbia Mid Cap Core Fund
Columbia Mid Cap Growth Fund
Columbia Mid Cap Index Fund
Columbia Mid Cap Value Fund
Columbia Multi-Advisor International Equity Fund
Columbia New Jersey Intermediate Municipal Bond Fund
Columbia New York Intermediate Municipal Bond Fund
Columbia New York Tax-Exempt Fund
Columbia North Carolina Intermediate Municipal Bond Fund
Columbia Oregon Intermediate Municipal Bond Fund
Columbia Overseas Value Fund
Columbia Pacific/Asia Fund
Columbia Real Estate Equity Fund
Columbia Rhode Island Intermediate Municipal Bond Fund
Columbia Select Large Cap Growth Fund
Columbia Select Opportunities Fund
Columbia Select Small Cap Fund
Columbia Short Term Bond Fund
Columbia Short Term Municipal Bond Fund
Columbia Short-Intermediate Bond Fund
Columbia Small Cap Core Fund
Columbia Small Cap Growth Fund I
Columbia Small Cap Growth Fund II
Columbia Small Cap Index Fund
Columbia Small Cap Value Fund I
Columbia Small Cap Value Fund II
Columbia South Carolina Intermediate Municipal Bond Fund
Columbia Strategic Income Fund
Columbia Strategic Investor Fund
Columbia Tax-Exempt Fund
Columbia Technology Fund
Columbiasm Thermostat Fund®
Columbia Total Return Bond Fund
Columbia U.S. Treasury Index Fund
Columbia Value and Restructuring Fund
Columbia Virginia Intermediate Municipal Bond Fund
Columbia World Equity Fund

Statement of Additional Information –                    , 2010
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Appendix E

Legacy RiverSource Funds

Legacy RiverSource funds include RiverSource, Seligman and Threadneedle funds, funds renamed effective Sept. 27, 2010 to bear the Columbia brand, and certain other funds. Prior fund names are noted in parenthesis.

Columbia 120/20 Contrarian Equity Fund (formerly known as RiverSource 120/20 Contrarian Equity Fund)
Columbia Absolute Return Currency and Income Fund (formerly known as RiverSource Absolute Return Currency and Income Fund)
Columbia AMT-Free Tax-Exempt Bond Fund (formerly known as RiverSource Tax-Exempt Bond Fund)
Columbia Asia Pacific ex-Japan Fund (formerly known as Threadneedle Asia Pacific Fund)
Columbia Diversified Bond Fund (formerly known as RiverSource Diversified Bond Fund)
Columbia Diversified Equity Income Fund (formerly known as RiverSource Diversified Equity Income Fund)
Columbia Dividend Opportunity Fund (formerly known as RiverSource Dividend Opportunity Fund)
Columbia Emerging Markets Bond Fund (formerly known as RiverSource Emerging Markets Bond Fund)
Columbia Emerging Markets Opportunity Fund (formerly known as Threadneedle Emerging Markets Fund)
Columbia Equity Value Fund (formerly known as RiverSource Equity Value Fund)
Columbia European Equity Fund (formerly known as Threadneedle European Equity Fund)
Columbia Floating Rate Fund (formerly known as RiverSource Floating Rate Fund)
Columbia Frontier Fund, Inc. (formerly known as Seligman Frontier Fund, Inc.)
Columbia Global Bond Fund (formerly known as RiverSource Global Bond Fund)
Columbia Global Equity Fund (formerly known as Threadneedle Global Equity Fund)
Columbia Global Extended Alpha Fund (RiverSource Global Extended Alpha Fund)
Columbia Government Money Market Fund, Inc. (formerly known as RiverSource Government Money Market Fund, Inc.)
Columbia High Yield Bond Fund (formerly known as RiverSource High Yield Bond Fund)
Columbia Income Builder Fund (formerly known as RiverSource Income Builder Basic Income Fund)
Columbia Income Builder Fund II (formerly known as RiverSource Income Builder Moderate Income Fund)
Columbia Income Builder Fund III (formerly known as RiverSource Income Builder Enhanced Income Fund)
Columbia Income Opportunities Fund (formerly known as RiverSource Income Opportunities Fund)
Columbia Inflation Protected Securities Fund (formerly known as RiverSource Inflation Protected Securities Fund)
Columbia Large Core Quantitative Fund (formerly known as RiverSource Disciplined Equity Fund)
Columbia Large Growth Quantitative Fund (formerly known as RiverSource Disciplined Large Cap Growth Fund)
Columbia Large Value Quantitative Fund (formerly known as RiverSource Disciplined Large Cap Value Fund)
Columbia Limited Duration Credit Fund (formerly known as RiverSource Limited Duration Bond Fund)
Columbia Marsico Flexible Capital Fund
Columbia Mid Cap Growth Opportunity Fund (formerly known as RiverSource Mid Cap Growth Fund)
Columbia Mid Cap Value Opportunity Fund (formerly known as RiverSource Mid Cap Value Fund)
Columbia Minnesota Tax-Exempt Fund (formerly known as RiverSource Minnesota Tax-Exempt Fund)
Columbia Money Market Fund (formerly known as RiverSource Cash Management Fund)
Columbia Multi-Advisor International Value Fund (formerly known as RiverSource Partners International Select Value Fund)
Columbia Multi-Advisor Small Cap Value Fund (formerly known as RiverSource Partners Small Cap Value Fund)
Columbia Portfolio Builder Aggressive Fund (formerly known as RiverSource Portfolio Builder Aggressive Fund)
Columbia Portfolio Builder Conservative Fund (formerly known as RiverSource Portfolio Builder Conservative Fund)
Columbia Portfolio Builder Moderate Aggressive Fund (formerly known as RiverSource Portfolio Builder Moderate Aggressive Fund)
Columbia Portfolio Builder Moderate Conservative Fund (formerly known as RiverSource Portfolio Builder Moderate Conservative Fund)
Columbia Portfolio Builder Moderate Fund (formerly known as RiverSource Portfolio Builder Moderate Fund)
Columbia Portfolio Builder Total Equity Fund (formerly known as RiverSource Portfolio Builder Total Equity Fund)
Columbia Recovery and Infrastructure Fund (formerly known as RiverSource Recovery and Infrastructure Fund)
Columbia Retirement Plus 2010 Fund (formerly known as RiverSource Retirement Plus 2010 Fund)
Columbia Retirement Plus 2015 Fund (formerly known as RiverSource Retirement Plus 2015 Fund)
Columbia Retirement Plus 2020 Fund (formerly known as RiverSource Retirement Plus 2020 Fund)
Columbia Retirement Plus 2025 Fund (formerly known as RiverSource Retirement Plus 2025 Fund)
Columbia Retirement Plus 2030 Fund (formerly known as RiverSource Retirement Plus 2030 Fund)
Columbia Retirement Plus 2035 Fund (formerly known as RiverSource Retirement Plus 2035 Fund)
Columbia Retirement Plus 2040 Fund (formerly known as RiverSource Retirement Plus 2040 Fund)

Statement of Additional Information –                    , 2010
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Columbia Retirement Plus 2045 Fund (formerly known as RiverSource Retirement Plus 2045 Fund)
Columbia Select Large-Cap Value Fund (formerly known as Seligman Large-Cap Value Fund)
Columbia Select Smaller-Cap Value Fund (formerly known as Seligman Smaller-Cap Value Fund)
Columbia Seligman Communications and Information Fund, Inc. (formerly known as Seligman Communications and Information Fund, Inc.)
Columbia Seligman Global Technology Fund (formerly known as Seligman Global Technology Fund)
Columbia Short-Term Cash Fund (formerly known as RiverSource Short-Term Cash Fund)
Columbia Strategic Allocation Fund (formerly known as RiverSource Strategic Allocation Fund)
Columbia U.S. Government Mortgage Fund (formerly known as RiverSource U.S. Government Mortgage Fund)
RiverSource Balanced Fund
RiverSource California Tax-Exempt Fund
RiverSource Disciplined International Equity Fund
RiverSource Disciplined Small and Mid Cap Equity Fund
RiverSource Disciplined Small Cap Value Fund
RiverSource Intermediate Tax-Exempt Fund
RiverSource LaSalle Global Real Estate Fund
RiverSource LaSalle Monthly Dividend Real Estate Fund
RiverSource New York Tax-Exempt Fund
RiverSource Partners Fundamental Value Fund
RiverSource Partners International Select Growth Fund
RiverSource Partners International Small Cap Fund
RiverSource Precious Metals and Mining Fund
RiverSource Real Estate Fund
RiverSource S&P 500 Index Fund
RiverSource Short Duration U.S. Government Fund
RiverSource Small Company Index Fund
RiverSource Strategic Income Allocation Fund
RiverSource Tax-Exempt High Income Fund
Seligman California Municipal High Yield Series
Seligman California Municipal Quality Series
Seligman Capital Fund, Inc.
Seligman Growth Fund, Inc.
Seligman Minnesota Municipal Class
Seligman National Municipal Class
Seligman New York Municipal Class
Seligman TargETFund 2015
Seligman TargETFund 2025
Seligman TargETFund 2035
Seligman TargETFund 2045
Seligman TargETFund Core
Threadneedle Global Equity Income Fund
Threadneedle International Opportunity Fund

S-           (  /10)

Statement of Additional Information –                    , 2010
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PART C. OTHER INFORMATION
Item 28. Exhibits

(a)(1)	Agreement and Declaration of Trust effective January 27, 2006, filed electronically on or about Feb. 8, 2006 as Exhibit (a) to Registrant’s Registration Statement is incorporated by reference.

(a)(2)	Amendment No. 1 to the Agreement and Declaration of Trust filed electronically on or about Oct. 2, 2007 as Exhibit (a)(2) to Registrant’s Post-Effective Amendment No. 5 to Registration Statement No. 333-131683 is incorporated by reference.

(a)(3)	Amendment No. 2 to the Agreement and Declaration of Trust, dated Jan. 8, 2009, filed electronically on or about Jan. 27, 2009 as Exhibit (a)(3) to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-131683 is incorporated by reference.

(b)	By-laws filed electronically on or about April 21, 2006 as Exhibit (b) to Registrant’s Pre-Effective Amendment No. 1 to Registration Statement No. 333-131683 are incorporated by reference.

(c)	Stock Certificate: Not applicable.

(d)	Investment Management Services Agreement, dated May 1, 2006, amended and restated April 9, 2009, between Registrant and RiverSource Investments, LLC, now known as Columbia Management Investment Advisers, LLC, filed electronically on or about April 29, 2010 as Exhibit (d) to Registrant’s Post-Effective Amendment No. 10 to Registration Statement No. 333-131683 is incorporated by reference.

(d)(3)	Form of the Subadvisory Agreement for Columbia Marsico Flexible Capital Fund to be filed by Amendment.

(e)(1)	Distribution Agreement, effective Nov. 7, 2008, amended and restated April 6, 2010, between Registrant and RiverSource Fund Distributors, Inc., now known as Columbia Management Investment Distributors, Inc., filed electronically on or about May 27, 2010 as Exhibit (e)(1) to RiverSource Strategy Series, Inc. Post-Effective Amendment No. 58 to Registration Statement No. 2-89288 is incorporated by reference.

(e)(2)	Form of Mutual Fund Sales Agreement filed electronically on or about July 9, 2010 as Exhibit (e)(2) to RiverSource Bond Series, Inc. Post-Effective Amendment No. 63 to Registration Statement No. 2-72174 is incorporated by reference.

(f)	Deferred Compensation Plan, amended and restated Jan. 1, 2009, filed electronically on or about Jan. 27, 2009 as Exhibit (f) to RiverSource Equity Series, Inc. Post-Effective Amendment No. 105 to Registration Statement No. 2-13188 is incorporated by reference.

(g)	Form of Master Global Custody Agreement with JP Morgan Chase Bank, N.A. filed electronically on or about Dec. 23, 2008 as Exhibit (g) to RiverSource International Managers Series, Inc. Post-Effective Amendment No. 18 to Registration Statement No. 333-64010 is incorporated by reference.

(h)(1)	Administrative Services Agreement, dated Oct. 1, 2005, amended and restated April 6, 2010, between Registrant and Ameriprise Financial, Inc. filed electronically on or about April 29, 2010 as Exhibit (h)(1) to Registrant’s Post-Effective Amendment No. 10 to Registration Statement No. 333-131683 is incorporated by reference.

(h)(2)	Transfer and Dividend Disbursing Agent Agreement, dated Sept. 7, 2010, between Registrant and Columbia Management Investment Services Corp. filed electronically on or about Nov. 29, 2010 as Exhibit (h)(2) to Seligman Municipal Series Trust Post-Effective Amendment No. 44 to Registration Statement No. 2-92569 is incorporated by reference.

(h)(3)	Plan Administration Services Agreement, dated Dec. 1, 2006, amended and restated April 6, 2010, between Registrant and RiverSource Service Corporation, now known as Columbia Management Investment Services Corp., filed electronically on or about April 29, 2010 as Exhibit (h)(3) to Registrant’s Post-Effective Amendment No. 10 to Registration Statement No. 333-131683 is incorporated by reference.

(h)(4)	Master Fee Cap/Fee Waiver Agreement, dated Oct. 1, 2005, amended and restated April 6, 2010, between RiverSource Investments, LLC, now known as Columbia Management Investment Advisers, LLC, Ameriprise Financial, Inc., RiverSource Service Corporation, now known as Columbia Management Investment Services Corp., RiverSource Fund Distributors, Inc., now known as Columbia Management Investment Distributors, Inc. and the Registrant filed electronically on or about April 29, 2010 as Exhibit (h)(4) to Registrant’s Post-Effective Amendment No. 10 to Registration Statement No. 333-131683 is incorporated by reference.

(h)(5)	License Agreement, effective May 1, 2006, amended and restated as of Nov. 12, 2008, between Ameriprise Financial, Inc. and RiverSource Family of Funds filed electronically on or about Feb. 27, 2009 as Exhibit (h)(4) to RiverSource Variable Series Trust Post-Effective Amendment No. 4 to Registration Statement No. 333-146374 is incorporated by reference.

(i)	Opinion and consent of counsel as to the legality of the securities being registered to be filed by Amendment.

(j)	Consent of Independent Registered Public Accounting Firm. N/A

(k)	Omitted Financial Statements: Not Applicable.

(l)	Initial Capital Agreement: Not Applicable.

(m)	Plan of Distribution and Agreement of Distribution, effective Nov. 7, 2008, amended and restated April 6, 2010, between Registrant and RiverSource Fund Distributors, Inc., now known as Columbia Management Investment Distributors, Inc., filed electronically on or about April 29, 2010 as Exhibit (m) to Registrant’s Post-Effective Amendment No. 10 to Registration Statement No. 333-131683 is incorporated by reference.

(n)	Amended and Restated Rule 18f — 3 Multi-Class Plan as of Sept. 7, 2010, filed electronically on or about Nov. 29, 2010 as Exhibit (n) to Seligman Municipal Series Trust Post-Effective Amendment No. 44 to Registration Statement No. 2-92569 is incorporated by reference.

(o)	Reserved.

(p)(1)	Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about Feb. 27, 2009 as Exhibit (p)(1) to RiverSource Variable Series Trust Post-Effective Amendment No. 4 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(2)	Code of Ethics adopted under Rule 17j-1 for Registrant’s investment adviser and principal underwriter, dated May 1, 2010, filed electronically on or about May 27, 2010 as Exhibit (p)(2) to RiverSource Strategy Series, Inc. Post-Effective Amendment No. 58 to Registration Statement No. 2-89288 is incorporated by reference.

(q)	Directors/Trustees Power of Attorney to sign Amendments to this Registration Statement, dated April 6, 2010, filed electronically on or about April 29, 2010 as Exhibit (q) to Registrant’s Post-Effective Amendment No. 10 to Registration Statement No. 333-131683 is incorporated by reference.

Item 29. Persons Controlled by or Under Common Control with Registrant:
Columbia Management Investment Advisers, LLC (the investment manager or Columbia Management), formerly RiverSource Investments, LLC, as sponsor of the funds in the fund family that includes the Columbia, RiverSource, Seligman and Threadneedle funds (the Fund Family), may make initial capital investments in funds in the Fund Family (seed accounts). Columbia Management also serves as investment manager of certain funds-of-funds in the Fund Family that invest primarily in shares of affiliated funds (the “underlying funds”). Columbia Management does not make initial capital investments or invest in underlying funds for the purpose of exercising control. However, since these ownership interests may be significant, in excess of 25%, such that Columbia Management may be deemed to control certain funds in the Fund Family, procedures have been put in place to assure that public shareholders determine the outcome of all actions taken at shareholder meetings. Specifically, Columbia Management (which votes proxies for the seed accounts) and the Boards of Directors or Trustees of the affiliated funds-of-funds (which votes proxies for the affiliated funds-of-funds) vote on each proposal in the same proportion that other shareholders vote on the proposal.
Item 30. Indemnification
The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Item 31. Business and Other Connections of the Investment Adviser
To the knowledge of the Registrant, none of the directors or officers of Columbia Management Investment Advisers, LLC (Columbia Management), the Registrant’s investment adviser, or Marsico Capital Management, LLC, the subadviser to Columbia Marsico Flexible Capital Fund, except as set forth below, are or have been, at any time during the Registrant’s past two fiscal years, engaged in any other business, profession, vocation or employment of a substantial nature.
(a)	Columbia Management, a wholly owned subsidiary of Ameriprise Financial, Inc., performs investment advisory services for the Registrant and certain other clients. Information regarding the business of Columbia Management and the directors and principal officers of Columbia Management is also included in the Form ADV filed by Columbia Management (formerly, RiverSource Investments, LLC) with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-25943), which is incorporated herein by reference. In addition to their position with Columbia Management, except that certain directors and officers of Columbia Management also hold various positions with, and engage in business for, Ameriprise Financial, Inc. or its other subsidiaries. Prior to May 1, 2010, when Ameriprise Financial, Inc. acquired the long-term asset management business of Columbia Management Group, LLC from Bank of America, N.A., certain current directors and officers of CMIA held various positions with, and engaged in business for, Columbia Management Group, LLC or other direct or indirect subsidiaries of Bank of America Corporation.
(b)	Marsico Capital Management, LLC performs investment management services for the Registrant and certain other clients. Information regarding the business of Marsico Capital Management, LLC is set forth in the Prospectuses and Statement of Additional Information of the Registrant’s series that are subadvised by Marsico Capital Management, LLC and is incorporated herein by reference. Information about the business of Marsico Capital Management, LLC and the directors and principal executive officers of Marsico Capital Management, LLC is also included in the Form ADV filed by Marsico Capital Management, LLC with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-54914), which is incorporated herein by reference.
Item 32. Principal Underwriter
(a) Columbia Management Investment Distributors, Inc. acts as principal underwriter for the following investment companies, including the Registrant:
Columbia Acorn Trust; Columbia Funds Series Trust; Columbia Funds Series Trust I; Columbia Funds Series Trust II; Columbia Funds Variable Insurance Trust; Columbia Funds Variable Insurance Trust I; RiverSource Bond Series, Inc.; RiverSource California Tax-Exempt Trust; RiverSource Dimensions Series, Inc.; RiverSource Diversified Income Series, Inc.; RiverSource Equity Series, Inc.; RiverSource Global Series, Inc.; RiverSource Government Income Series, Inc.; Columbia Government Money Market Fund, Inc.; RiverSource High Yield Income Series, Inc.; RiverSource Income Series, Inc.; RiverSource International Managers Series, Inc.; RiverSource International Series, Inc.; RiverSource Investment Series, Inc.; RiverSource Large Cap Series, Inc.; RiverSource Managers Series, Inc.; RiverSource Market Advantage Series, Inc.; RiverSource Money Market Series, Inc.; RiverSource Sector Series, Inc.; RiverSource Selected Series, Inc.; RiverSource Series Trust; RiverSource Short Term Investments Series, Inc.; RiverSource Special Tax-Exempt Series Trust; RiverSource Strategic Allocation Series, Inc., RiverSource Strategy Series, Inc.; RiverSource Tax-Exempt Income Series, Inc.; RiverSource Tax-Exempt Series, Inc.; RiverSource Variable Series Trust; Seligman Capital Fund, Inc.; Columbia Seligman Communications and Information Fund, Inc.; Columbia Frontier Fund, Inc., Seligman Growth Fund, Inc.; Seligman Global Fund Series; Inc.; Seligman LaSalle Real Estate Fund Series, Inc.; Seligman Municipal Fund Series, Inc.; Seligman Municipal Series Trust; Seligman Portfolios, Inc.; Seligman TargetHorizon ETF Portfolios, Inc.; Seligman Value Fund Series, Inc., and Wanger Advisors Trust. Columbia Management Investment Distributors, Inc. acts as placement agent for Columbia Funds Master Investment Trust, LLC.

(b) As to each director, principal officer or partner of Columbia Management Investment Distributors, Inc.

	Position and Offices	Positions and Offices
Name and Principal Business Address*	with Principal Underwriter	with Registrant
William F. Truscott	Director (Chairman)	Board Member, Vice President
Michael A. Jones	Director; President	Vice President
Beth Ann Brown	Director; Senior Vice President
Amy Unckless	Director; Chief Administrative Officer	None
Jeffrey F. Peters	Senior Vice President	None
Jeffrey P. Fox	Chief Financial Officer	Treasurer
Scott Roane Plummer	Vice President, Chief Counsel and Assistant Secretary	Vice President, Secretary and General Counsel
Stephen O. Buff	Vice President, Chief Compliance Officer	None
Christopher Thompson	Senior Vice President and Head of Investment Products and Marketing	None
Brian Walsh	Vice President, Strategic Relations	None
Frank Kimball	Vice President, Asset Management Distribution Operations and Governance	None
Thomas R. Moore	Secretary	None
Michael E. DeFao	Vice President and Assistant Secretary	None
Paul Goucher	Vice President and Assistant Secretary	Assistant Secretary
Tara Tilbury	Vice President and Assistant Secretary	Assistant Secretary
Nancy W. LeDonne	Vice President and Assistant Secretary	None
Ryan C. Larrenega	Vice President and Assistant Secretary	None
Joseph L. D’Alessandro	Vice President and Assistant Secretary	Assistant Secretary
Christopher O. Petersen	Vice President and Assistant Secretary	Assistant Secretary
Eric T. Brandt	Vice President and Assistant Secretary	None
James L. Hamalainen	Treasurer	None
Neysa Alecu	Anti-Money Laundering Officer and Identity Theft Prevention Officer	Money Laundering Prevention Officer and Identity Theft Prevention Officer
Kevin Wasp	Ombudsman	None
Lee Faria	Conflicts Officer	None

(c)	Not Applicable
Item 33. Location of Accounts and Records
Person maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder include:
•	Fund headquarters, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402;
•	Registrant’s investment adviser, Columbia Management Investment Advisers, LLC, 100 Federal Street, Boston, MA 02110;
•	Registrant’s subadviser, Marsico Capital Management, LLC, 1200 17TH ST STE 1600 DENVER CO 80202;
•	Registrant’s administrator, Ameriprise Financial, Inc., 707 Second Avenue, South, Minneapolis, MN 55402;
•	Registrant’s principal underwriter, Columbia Management Investment Distributors, Inc., One Financial Center, Boston, MA 02111;
•	Registrant’s transfer agent, Columbia Management Investment Services Corp., One Financial Center, Boston, MA 02111; and
•	Registrant’s custodian, JPMorgan Chase Bank, N.A., 1 Chase Manhattan Plaza, New York, NY 10005.
In addition, Iron Mountain Records Management is an off-site storage facility housing historical records that are no longer required to be maintained on-site. Records stored at this facility include various trading and accounting records, as well as other miscellaneous records. The address for Iron Mountain Records Management is 920 & 950 Apollo Road, Eagan, MN 55121.
Item 34. Management Services
     Not Applicable
Item 35. Undertakings
     Not Applicable

SIGNATURES
Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, RIVERSOURCE SERIES TRUST, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and the State of Minnesota on the 6th day of December, 2010.
RIVERSOURCE SERIES TRUST

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President
Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 6th day of December, 2010.

Signature	Capacity	Signature	Capacity

/s/ J. Kevin Connaughton J. Kevin Connaughton	President President (Principal Executive Officer)	/s/ Anne P. Jones* Anne P. Jones	Trustee

/s/ Jeffrey P. Fox Jeffrey P. Fox	Treasurer (Principal Financial Officer and Principal Accounting Officer)	/s/ John F. Maher* John F. Maher	Trustee

/s/ Stephen R. Lewis, Jr.* Stephen R. Lewis, Jr.	Chair of the Board	/s/ Catherine James Paglia* Catherine James Paglia	Trustee

/s/ Kathleen A. Blatz* Kathleen A. Blatz	Trustee	/s/ Leroy C. Richie* Leroy C. Richie	Trustee

/s/ Arne H. Carlson* Arne H. Carlson	Trustee	/s/ Alison Taunton-Rigby* Alison Taunton-Rigby	Trustee

/s/ Pamela G. Carlton* Pamela G. Carlton	Trustee	/s/ William F. Truscott* William F. Truscott	Trustee

/s/ Patricia M. Flynn* Patricia M. Flynn	Trustee

*	Signed pursuant to Directors/Trustees Power of Attorney, dated April 6, 2010, filed electronically on or about April 29, 2010 as Exhibit (q) to Registrant’s Post-Effective Amendment No. 10 to Registration Statement No. 333-131683, by:

/s/ Scott R. Plummer Scott R. Plummer

Contents of this Post-Effective Amendment No. 16 to Registration Statement
No. 333-131683
This Post-Effective Amendment contains the following papers and documents:
The facing sheet.
Part A.
     The prospectuses for:
Columbia Absolute Return Currency and Income Fund
Columbia AMT-Free Tax-Exempt Bond Fund
Columbia Asia Pacific ex-Japan Fund
Columbia Diversified Bond Fund
Columbia Diversified Equity Income Fund
Columbia Dividend Opportunity Fund
Columbia Emerging Markets Bond Fund
Columbia Emerging Markets Opportunity Fund
Columbia Equity Value Fund
Columbia European Equity Fund
Columbia Floating Rate Fund
Columbia Frontier Fund
Columbia Global Bond Fund
Columbia Global Equity Fund
Columbia Global Extended Alpha Fund
Columbia Government Money Market Fund
Columbia High Yield Bond Fund
Columbia Income Opportunities Fund
Columbia Inflation Protected Securities Fund
Columbia Large Core Quantitative Fund
Columbia Large Growth Quantitative Fund
Columbia Large Value Quantitative Fund
Columbia Limited Duration Credit Fund
Columbia Mid Cap Growth Opportunity Fund
Columbia Mid Cap Value Opportunity Fund
Columbia Minnesota Tax-Exempt Fund
Columbia Money Market Fund
Columbia Multi-Advisor International Value Fund
Columbia Multi-Advisor Small Cap Value Fund
Columbia Select Large-Cap Value Fund
Columbia Select Smaller-Cap Value Fund
Columbia Seligman Communications and Information Fund
Columbia Seligman Global Technology Fund
Columbia Strategic Allocation Fund
Columbia U.S. Government Mortgage Fund
Columbia Income Builder Fund
Columbia Portfolio Builder Aggressive Fund
Columbia Portfolio Builder Conservative Fund
Columbia Portfolio Builder Moderate Aggressive Fund
Columbia Portfolio Builder Moderate Conservative Fund
Columbia Portfolio Builder Moderate Fund
Part B.

     Statement of Additional Information.
Part C.
     Other information.
The signatures.